UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Consumer Discretionary (8.5%)
17,045	Aaron’s, Inc.	$433,284
17,806	Amazon.com, Inc.[a]	14,909,142
1,410	American Axle & Manufacturing Holdings, Inc.[a]	24,280
2,111	American Public Education, Inc.[a]	41,819
2,850	Aramark	108,385
1,150	Armstrong Flooring, Inc.[a]	21,712
1,360	Ascent Capital Group, Inc.[a]	31,511
3,640	AutoZone, Inc.[a]	2,796,758
8,660	Barnes & Noble, Inc.	97,858
200	Bayerische Motoren Werke AG	14,761
2,730	Beazer Homes USA, Inc.[a]	31,832
8,400	Bed Bath & Beyond, Inc.	362,124
2,000	Berkeley Group Holdings plc	66,827
2,000	Best Buy Company, Inc.	76,360
1,430	Big 5 Sporting Goods Corporation	19,477
6,400	Bloomin’ Brands, Inc.	110,336
3,220	BorgWarner, Inc.	113,280
300	Brembo SPA	17,902
2,400	Bridgestone Corporation	88,425
32,837	Brunswick Corporation	1,601,789
260	Buffalo Wild Wings, Inc.[a]	36,592
1,210	Bunzl plc	35,681
19,496	Burlington Stores, Inc.[a]	1,579,566
7,020	Caleres, Inc.	177,536
5,940	Callaway Golf Company	68,963
2,000	Calsonic Kansei Corporation	18,527
9,320	Carter’s, Inc.	808,137
8,776	Cedar Fair, LP	502,777
8,250	Cheesecake Factory, Inc.	412,995
1,240	Chuy’s Holdings, Inc.[a]	34,646
4,290	Cinemark Holdings, Inc.	164,221
2,000	Cineworld Group plc	15,026
1,340	ClubCorp Holdings, Inc.	19,390
76,048	Comcast Corporation	5,045,024
600	Compass Group plc	11,620
36,391	Core-Mark Holding Company, Inc.	1,302,798
3,292	CSS Industries, Inc.	84,209
3,893	Culp, Inc.	115,895
15,970	Dana, Inc.	248,972
6,600	Debenhams plc	4,767
810	Deckers Outdoor Corporation[a]	48,235
11,349	Delphi Automotive plc	809,411
3,000	Denso Corporation	119,714
2,740	DeVry Education Group, Inc.	63,184
2,380	Discovery Communications, Inc., Class Aa	64,070
13,300	Dish DBS Corporation[a]	728,574
6,200	Dollar General Corporation	433,938
22,846	Dollar Tree, Inc.[a]	1,803,235
5,330	Domino’s Pizza, Inc.	809,360
11,100	DSW, Inc.	227,328
36,810	Duluth Holdings, Inc.[a]	975,833
800	EchoStar Corporation[a]	35,064
6,570	Etsy, Inc.[a]	93,820
2,700	Eutelsat Communications	55,883
5,938	Expedia, Inc.	693,083
5,835	Finish Line, Inc.	134,672
2,700	Fuji Heavy Industries, Ltd.	101,303
9,030	Gentex Corporation	158,567
21,016	G-III Apparel Group, Ltd.[a]	612,616
32,310	GNC Holdings, Inc.	659,770
4,000	Gunze, Ltd.	12,923
700	Hakuhodo Dy Holdings, Inc.	8,204
6,650	Harley-Davidson, Inc.	349,724
10,866	Harman International Industries, Inc.	917,634

Shares	Common Stock (55.9%)	Value
Consumer Discretionary (8.5%) - continued
4,492	Haverty Furniture Companies, Inc.	$90,020
200	Hennes & Mauritz AB	5,645
42,470	Home Depot, Inc.	5,465,040
6,700	Honda Motor Company, Ltd.	193,364
22,220	Houghton Mifflin Harcourt Company[a]	297,970
1,290	HSN, Inc.	51,342
3,800	Inchcape plc	32,424
3,900	Interpublic Group of Companies, Inc.	87,165
600	Intertek Group plc	27,086
3,000	Interval Leisure Group, Inc.	51,510
1,500	Jack in the Box, Inc.	143,910
1,980	John Wiley and Sons, Inc.	102,188
30,437	Kate Spade & Company[a]	521,386
1,700	Kingfisher plc	8,294
100	Koito Manufacturing Company, Ltd.	4,867
200	KOMERI Company, Ltd.	4,867
5,726	L Brands, Inc.	405,229
49,350	Las Vegas Sands Corporation	2,839,599
6,205	La-Z-Boy, Inc.	152,395
760	Lear Corporation	92,127
16,830	Liberty Interactive Corporation[a]	336,768
229	Linamar Corporation	9,562
11,662	Lithia Motors, Inc.	1,113,954
16,640	LKQ Corporation[a]	590,054
6,410	Lowe’s Companies, Inc.	462,866
1,300	Lululemon Athletica, Inc.[a]	79,274
200	LVMH Moet Hennessy Louis Vuitton SE	34,102
1,000	Marks and Spencer Group plc	4,290
14,410	Masonite International Corporation[a]	895,870
17,395	MDC Partners, Inc.	186,474
2,180	Meredith Corporation	113,338
920	Meritage Homes Corporation[a]	31,924
360	Mohawk Industries, Inc.[a]	72,122
430	Monro Muffler Brake, Inc.	26,303
550	Murphy USA, Inc.[a]	39,248
2,545	New Media Investment Group, Inc.	39,447
33,370	Newell Brands, Inc.	1,757,264
5,950	News Corporation, Class A	83,181
200	Nifco, Inc.	10,625
38,830	NIKE, Inc.	2,044,400
300	Nokian Renkaat Oyj	10,938
30,954	Nord Anglia Education, Inc.[a]	674,178
84,730	Nutrisystem, Inc.	2,515,634
3,494	O’Reilly Automotive, Inc.[a]	978,704
22,090	Oxford Industries, Inc.	1,495,493
22,350	Papa John’s International, Inc.	1,762,298
49,140	Papa Murphy’s Holdings, Inc.[a]	316,953
19,740	Penn National Gaming, Inc.[a]	267,872
4,100	Persimmon plc	96,401
850	Priceline Group, Inc.[a]	1,250,766
11,639	PVH Corporation	1,286,110
3,649	Ralph Lauren Corporation	369,060
3,030	Rent-A-Center, Inc.	38,299
6,927	Restoration Hardware Holdings, Inc.[a]	239,536
1,930	Retailmenot, Inc.[a]	19,088
27,186	Ross Stores, Inc.	1,748,060
2,590	Royal Caribbean Cruises, Ltd.	194,120
100	RTL Group SA	8,308
3,350	Ruth’s Hospitality Group, Inc.	47,302
3,150	Sally Beauty Holdings, Inc.[a]	80,892
9,800	Scripps Networks Interactive, Inc.	622,202
900	Sekisui House, Ltd.	15,333
4,680	Select Comfort Corporation[a]	101,088
1,000	SHOWA Corporation	5,269
4,810	Signet Jewelers, Ltd.	358,489

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Consumer Discretionary (8.5%) - continued
500	Sky plc	$5,795
3,052	Sportsman’s Warehouse Holdings, Inc.[a]	32,107
4,380	Staples, Inc.	37,449
37,840	Starbucks Corporation	2,048,658
5,644	Stein Mart, Inc.	35,839
1,820	Steven Madden, Ltd.[a]	62,899
2,700	Sumitomo Forestry Company, Ltd.	36,136
1,700	Sumitomo Rubber Industries, Ltd.	25,714
100	Swatch Group AG	5,568
2,440	Tailored Brands, Inc.	38,308
3,100	Tatts Group, Ltd.	8,713
4,160	Tegna, Inc.	90,938
8,360	Tempur-Pedic International, Inc.[a]	474,346
7,703	Tenneco, Inc.[a]	448,854
1,720	Tiffany & Company	124,924
27,081	Time, Inc.	392,133
16,730	TJX Companies, Inc.	1,251,069
35,346	Toll Brothers, Inc.[a]	1,055,432
10,577	Tower International, Inc.	254,906
100	Toyota Motor Corporation	5,801
43,696	Tuesday Morning Corporation[a]	261,302
560	Tupperware Brands Corporation	36,607
1,549	Ulta Salon Cosmetics & Fragrance, Inc.[a]	368,631
4,790	Under Armour, Inc., Class Aa	185,277
4,823	Under Armour, Inc., Class Ca	163,307
7,035	Vail Resorts, Inc.	1,103,651
100	Valora Holding AG	28,497
4,180	Vera Bradley, Inc.[a]	63,327
7,039	VF Corporation	394,536
1,820	Visteon Corporation	130,421
3,550	Vitamin Shoppe, Inc.[a]	95,317
2,000	Wacoal Holdings Corporation	22,576
23,950	Walt Disney Company	2,223,997
2,650	Whirlpool Corporation	429,724
300	Whitbread plc	15,226
24,800	Wingstop, Inc.	726,640
2,410	Wolters Kluwer NV	103,031
1,900	WPP plc	44,660
1,000	Yokohama Rubber Company, Ltd.	16,007
6,850	Yum! Brands, Inc.	622,048
19,880	Zoe’s Kitchen, Inc.[a]	441,137

	Total	88,492,744

Consumer Staples (2.1%)
19,485	AdvancePierre Foods Holdings, Inc.	537,007
1,500	Axfood AB	26,481
5,900	Blue Buffalo Pet Products, Inc.[a]	140,184
642	British American Tobacco plc	40,944
6,670	Brown-Forman Corporation	316,425
7,500	Campbell Soup Company	410,250
9,692	Casey’s General Stores, Inc.	1,164,494
33,660	Coca-Cola Company	1,424,491
2,500	Coca-Cola HBC AG	58,079
49,610	CVS Health Corporation	4,414,794
5,346	e.l.f. Beauty, Inc.[a]	150,330
500	Ebro Foods SA	11,630
9,240	Estee Lauder Companies, Inc.	818,294
22,790	Flowers Foods, Inc.	344,585
2,990	General Mills, Inc.	191,001
85	George Weston, Ltd.	7,090
18,236	Hain Celestial Group, Inc.[a]	648,837
500	Henkel AG & Company KGaA	58,317
4,030	Imperial Brands plc	207,426
5,950	Ingredion, Inc.	791,707

Shares	Common Stock (55.9%)	Value
Consumer Staples (2.1%) - continued
1,014	J & J Snack Foods Corporation	$120,788
600	Jeronimo Martins SGPS SA	10,399
500	Kao Corporation	28,269
300	Kesko Oyj	13,821
1,150	Kimberly-Clark Corporation	145,061
7,141	Koninklijke Ahold Delhaize NV	162,644
700	Lancaster Colony Corporation	92,463
3,300	Molson Coors Brewing Company	362,340
8,669	Monster Beverage Corporation[a]	1,272,696
800	Nestle SA	63,171
3,860	PepsiCo, Inc.	419,852
2,291	Philip Morris International, Inc.	222,731
18,960	Pinnacle Foods, Inc.	951,223
173	Premium Brands Holdings Corporation	8,149
6,020	Procter & Gamble Company	540,295
7,402	SpartanNash Company	214,066
700	Suedzucker AG	19,468
8,256	United Natural Foods, Inc.[a]	330,570
340	Universal Corporation	19,795
26,110	Walgreens Boots Alliance, Inc.	2,104,988
56,050	WhiteWave Foods Company[a]	3,050,801

	Total	21,915,956

Energy (7.3%)
2,310	Anadarko Petroleum Corporation	146,362
22,720	Archrock, Inc.	297,178
7,516	Atwood Oceanics, Inc.	65,314
78,943	Baker Hughes, Inc.	3,984,253
1,955	Baytex Energy Corporation[a]	8,300
48,809	BP plc	284,493
5,677	Bristow Group, Inc.	79,592
1,810	California Resources Corporation[a]	22,625
107,718	Callon Petroleum Company[a]	1,691,173
90,950	Canadian Natural Resources, Ltd.	2,914,038
59,670	Chevron Corporation	6,141,236
12,430	Cimarex Energy Company	1,670,219
1,557	Clayton Williams Energy, Inc.[a]	133,030
14,360	Clean Energy Fuels Corporation[a]	64,189
294,556	Cobalt International Energy, Inc.[a]	365,249
25,597	Concho Resources, Inc.[a]	3,515,748
25,960	ConocoPhillips	1,128,481
35,715	Continental Resources, Inc.[a]	1,855,751
8,270	Delek US Holdings, Inc.	142,988
8,300	Devon Energy Corporation	366,113
5,190	Diamond Offshore Drilling, Inc.	91,396
11,196	Diamondback Energy, Inc.[a]	1,080,862
26,950	Ensco plc	229,075
44,840	EOG Resources, Inc.	4,336,476
8,880	EP Energy Corporation[a]	38,894
67,881	EQT Corporation	4,929,518
24,230	Exxon Mobil Corporation	2,114,794
5,800	Frank’s International NV	75,400
4,370	Green Plains, Inc.	114,494
1,370	Gulfport Energy Corporation[a]	38,703
25,410	Halliburton Company	1,140,401
6,799	HollyFrontier Corporation	166,576
6,990	Hornbeck Offshore Services, Inc.[a]	38,445
3,030	Kinder Morgan, Inc.	70,084
188,978	Marathon Oil Corporation	2,987,742
105,320	Marathon Petroleum Corporation	4,274,939
1,930	Murphy Oil Corporation	58,672
59,460	Nabors Industries, Ltd.	723,034
1,110	Newfield Exploration Company[a]	48,241
1,635	Noble Energy, Inc.	58,435
10,061	Oasis Petroleum, Inc.[a]	115,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Energy (7.3%) - continued
2,040	Oceaneering International, Inc.	$56,120
2,680	Oil States International, Inc.[a]	84,608
2,222	OMV AG	63,976
65,750	Parsley Energy, Inc.[a]	2,203,283
67,985	Patterson-UTI Energy, Inc.	1,520,824
310	PDC Energy, Inc.[a]	20,789
12,254	Pioneer Energy Services Corporation[a]	49,506
10,220	Pioneer Natural Resources Company	1,897,343
69,190	Rowan Companies plc	1,048,920
1,976	Royal Dutch Shell plc	49,311
50,335	Royal Dutch Shell plc ADR	2,520,273
84	Royal Dutch Shell plc, Class A	2,090
4,500	Royal Dutch Shell plc, Class B	116,665
34,785	RPC, Inc.[a]	584,388
4,540	RSP Permian, Inc.[a]	176,061
65,908	Schlumberger, Ltd.	5,183,005
3,770	SemGroup Corporation	133,307
870	SM Energy Company	33,565
1,903	Statoil ASA	31,948
146,780	Suncor Energy, Inc. ADR	4,077,548
1,710	Superior Energy Services, Inc.	30,609
4,280	Teekay Corporation	32,999
9,830	Teekay Tankers, Ltd.	24,870
5,667	Tesco Corporation	46,243
14,000	TETRA Technologies, Inc.[a]	85,540
1,767	Total SA	84,040
29,236	U.S. Silica Holdings, Inc.	1,361,228
316,140	Weatherford International plc[a]	1,776,707
377,610	WPX Energy, Inc.[a]	4,980,676

	Total	75,884,355

Financials (5.2%)
9,155	Affiliated Managers Group, Inc.[a]	1,324,728
1,000	AIA Group, Ltd.	6,725
1,900	Allianz SE	282,361
10,780	Allied World Assurance Company Holdings AG	435,728
1,240	American Capital Mortgage Investment Corporation	21,316
1,030	American Financial Group, Inc.	77,250
2,450	American International Group, Inc.	145,383
28,971	Ameris Bancorp	1,012,536
2,800	AMERISAFE, Inc.	164,584
10,490	Anworth Mortgage Asset Corporation	51,611
11,241	Argo Group International Holdings, Ltd.	634,217
8,345	Aspen Insurance Holdings, Ltd.	388,794
1,670	Associated Banc-Corp	32,715
50,760	Assured Guaranty, Ltd.	1,408,590
4,200	Australia & New Zealand Banking Group, Ltd.	89,467
7,200	Banco Santander SA	31,942
25,650	BancorpSouth, Inc.	595,080
28,560	Bank of America Corporation	446,964
5,200	Bank of East Asia, Ltd.	21,223
1,003	Bank of Montreal	65,725
8,930	Bank of New York Mellon Corporation	356,128
3,441	Bank of Nova Scotia	182,338
22,722	Bank of the Ozarks, Inc.	872,525
2,110	BankFinancial Corporation	26,797
22,890	BB&T Corporation	863,411
9,830	Beneficial Bancorp, Inc.	144,599
7,550	Blackstone Group, LP	192,751
23,790	Boston Private Financial Holdings, Inc.	305,226
8,630	Brookline Bancorp, Inc.	105,200

Shares	Common Stock (55.9%)	Value
Financials (5.2%) - continued
8,980	Brown & Brown, Inc.	$338,636
101	Canadian Imperial Bank of Commerce	7,832
364	Canadian Western Bank	7,006
2,350	Capital One Financial Corporation	168,800
29,330	Capstead Mortgage Corporation	276,582
3,230	Cathay General Bancorp	99,419
8,450	Central Pacific Financial Corporation	212,855
4,520	Charles Schwab Corporation	142,696
13,063	Chemical Financial Corporation	576,470
2,000	Chiba Bank, Ltd.	11,358
1,380	Chubb, Ltd.	173,397
1,235	CI Financial Corporation	23,694
11,130	Citigroup, Inc.	525,670
2,540	Clifton Bancorp, Inc.	38,837
2,400	CNP Assurances	40,322
38,956	CoBiz Financial, Inc.	518,504
4,371	Columbia Banking System, Inc.	143,019
7,460	Comerica, Inc.	353,007
400	Danske Bank AS	11,702
7,640	Direct Line Insurance Group plc	36,089
36,190	E*TRADE Financial Corporation[a]	1,053,853
17,518	East West Bancorp, Inc.	643,086
530	Eaton Vance Corporation	20,696
4,967	Employers Holdings, Inc.	148,166
2,580	Endurance Specialty Holdings, Ltd.	168,861
2,810	Enova International, Inc.[a]	27,201
2,200	Erste Group Bank AG	65,146
27,499	Essent Group, Ltd.[a]	731,748
14,683	Evercore Partners, Inc.	756,321
400	EXOR SPA	16,197
4,500	F.N.B. Corporation	55,350
5,640	Federated Investors, Inc.	167,113
41,800	Fifth Third Bancorp	855,228
2,150	First American Financial Corporation	84,452
13,010	First Commonwealth Financial Corporation	131,271
3,090	First Financial Bancorp	67,486
1,340	First Financial Corporation	54,511
3,980	First Horizon National Corporation	60,615
1,070	First Merchants Corporation	28,622
24,840	First Midwest Bancorp, Inc.	480,902
1,640	First NBC Bank Holding Company[a]	15,482
30,518	First Republic Bank	2,353,243
10,500	FlexiGroup, Ltd.	18,748
1,580	Franklin Resources, Inc.	56,201
16,000	Fukuoka Financial Group, Inc.	66,501
14,310	Genworth Financial, Inc.[a]	70,978
579	Genworth MI Canada, Inc.	14,899
3,771	Glacier Bancorp, Inc.	107,549
17,060	Goldman Sachs Group, Inc.	2,751,266
15,370	Great Western Bancorp, Inc.	512,128
8,625	Green Bancorp, Inc.[a]	94,271
4,250	Greenhill & Company, Inc.	100,172
7,170	Hancock Holding Company	232,523
2,000	Hang Seng Bank, Ltd.	35,903
58,392	Hanmi Financial Corporation	1,538,045
900	Hannover Rueckversicherung SE	96,476
4,030	Hanover Insurance Group, Inc.	303,943
3,360	Hartford Financial Services Group, Inc.	143,875
12,800	Henderson Group plc	38,424
9,584	Home BancShares, Inc.	199,443
810	HomeStreet, Inc.[a]	20,299
1,160	Hometrust Bancshares, Inc.[a]	21,460
30,061	Hope Bancorp, Inc.	522,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Financials (5.2%) - continued
17,550	Horace Mann Educators Corporation	$643,207
16,004	Houlihan Lokey, Inc.	400,900
100,400	Huntington Bancshares, Inc.	989,944
1,928	Infinity Property & Casualty Corporation	159,311
520	Intact Financial Corporation	37,590
5,729	Intercontinental Exchange, Inc.	1,543,163
6,830	Invesco, Ltd.	213,574
10,100	Investec plc	61,567
13,570	Investors Bancorp, Inc.	162,976
62,473	Janus Capital Group, Inc.	875,247
107,400	KeyCorp	1,307,058
23,017	Kinsale Capital Group, Inc.	506,374
660	Lazard, Ltd.	23,998
2,034	Lincoln National Corporation	95,557
2,110	LPL Financial Holdings, Inc.	63,110
6,620	M&T Bank Corporation	768,582
1,400	Macquarie Group, Ltd.	88,542
110	Markel Corporation[a]	102,165
5,980	MetLife, Inc.	265,691
32,800	Mizuho Financial Group, Inc.	55,282
7,840	Morgan Stanley	251,350
600	MS and AD Insurance Group Holdings, Inc.	16,723
600	National Australia Bank, Ltd.	12,898
19,360	National Bank Holdings Corporation	452,443
3,854	National Bank of Canada	136,658
640	Navigators Group, Inc.	62,029
2,790	NMI Holdings, Inc.[a]	21,260
1,800	Nordea Bank AB	17,875
560	Northern Trust Corporation	38,074
5,420	NorthStar Realty Europe Corporation	59,349
2,700	Old Mutual plc	7,077
26,549	PacWest Bancorp	1,139,218
460	Piper Jaffray Companies[a]	22,218
2,348	Power Corporation of Canada	49,736
333	Power Financial Corporation	7,716
16,210	Primerica, Inc.	859,616
4,690	Principal Financial Group, Inc.	241,582
400	Prosperity Bancshares, Inc.	21,956
8,420	Provident Financial Services, Inc.	178,757
20,858	Raymond James Financial, Inc.	1,214,144
1,430	Redwood Trust, Inc.	20,249
12,911	Renasant Corporation	434,197
393	Safety Insurance Group, Inc.	26,417
4,661	Sandy Spring Bancorp, Inc.	142,533
430	Schroders plc	15,016
1,160	SEI Investments Company	52,908
207,180	SLM Corporation[a]	1,547,635
5,210	Stewart Information Services Corporation	231,584
41,088	Stifel Financial Corporation[a]	1,579,834
6,920	SunTrust Banks, Inc.	303,096
14,129	SVB Financial Group[a]	1,561,820
1,500	Swiss Re AG	135,478
8,400	Synchrony Financial	235,200
26,140	Synovus Financial Corporation	850,334
3,800	T&D Holdings, Inc.	42,868
300	Talanx AG	9,155
21,400	TCF Financial Corporation	310,514
29,549	TD Ameritrade Holding Corporation	1,041,307
1,150	Territorial Bancorp, Inc.	32,959
200	Tokio Marine Holdings, Inc.	7,670
630	Toronto-Dominion Bank	27,967
2,740	TriCo Bancshares	73,350
22,320	TrustCo Bank Corporation	158,249

Shares	Common Stock (55.9%)	Value
Financials (5.2%) - continued
1,050	Trustmark Corporation	$28,938
1,480	Union Bankshares Corporation	39,620
540	United Bankshares, Inc.	20,342
16,810	United Community Banks, Inc.	353,346
7,970	United Financial Bancorp, Inc.	110,305
4,900	United Overseas Bank, Ltd.	67,982
1,980	Unum Group	69,914
1,300	Virtu Financial, Inc.	19,461
2,290	Voya Financial, Inc.	65,998
12,348	Western Alliance Bancorp[a]	463,544
4,700	Westpac Banking Corporation	106,935
1,409	Wintrust Financial Corporation	78,298
4,440	WisdomTree Investments, Inc.	45,688
1,545	WSFS Financial Corporation	56,377
59,031	Zions Bancorporation	1,831,142

	Total	54,295,370

Health Care (7.5%)
89,920	Abbott Laboratories	3,802,717
11,530	ABIOMED, Inc.[a]	1,482,527
26,849	Acadia Healthcare Company, Inc.[a]	1,330,368
580	Acceleron Pharma, Inc.[a]	20,990
860	Aceto Corporation	16,331
3,270	Advaxis, Inc.[a]	34,956
13,580	Aerie Pharmaceuticals, Inc.[a]	512,509
5,190	Aetna, Inc.	599,186
40,124	Akorn, Inc.[a]	1,093,780
33,341	Alexion Pharmaceuticals, Inc.[a]	4,085,606
9,618	Align Technology, Inc.[a]	901,687
23,954	Allergan plc[a]	5,516,846
1,350	Amgen, Inc.	225,194
6,571	Analogic Corporation	582,191
10,744	Asterias Biotherapeutics, Inc.[a]	45,555
276	Atrion Corporation	117,742
1,000	Biogen, Inc.[a]	313,030
9,462	BioMarin Pharmaceutical, Inc.[a]	875,424
3,000	Boston Scientific Corporation[a]	71,400
2,520	Bristol-Myers Squibb Company	135,878
4,408	C.R. Bard, Inc.	988,626
28,971	Cardiovascular Systems, Inc.[a]	687,772
10,220	Catalent, Inc.[a]	264,085
51,180	Celgene Corporation[a]	5,349,845
10,352	Centene Corporation[a]	693,170
260	Charles River Laboratories International, Inc.[a]	21,668
2,640	Chemed Corporation	372,425
1,790	CONMED Corporation	71,707
7,780	Cooper Companies, Inc.	1,394,643
1,500	Cross Country Healthcare, Inc.[a]	17,670
700	CSL, Ltd.	57,561
17,170	Dentsply Sirona, Inc.	1,020,413
25,183	Depomed, Inc.[a]	629,323
5,770	Dexcom, Inc.[a]	505,798
15,770	Edwards Lifesciences Corporation[a]	1,901,231
700	Emergent Biosolutions, Inc.[a]	22,071
10,070	Ensign Group, Inc.	202,709
30,811	Envision Healthcare Holdings, Inc.[a]	686,161
1,516	Essilor International SA	195,558
3,450	Express Scripts Holding Company[a]	243,329
81,848	Gilead Sciences, Inc.	6,475,814
1,330	Global Blood Therapeutics, Inc.[a]	30,656
1,730	Globus Medical, Inc.[a]	39,046
1,100	Grifols SA	23,711
610	Halyard Health, Inc.[a]	21,143
5,040	HCA Holdings, Inc.[a]	381,175
11,733	HealthEquity, Inc.[a]	444,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Health Care (7.5%) - continued
2,650	Healthways, Inc.[a]	$70,119
5,100	Heska Corporation[a]	277,593
1,200	Hikma Pharmaceuticals plc	31,346
2,900	Hill-Rom Holdings, Inc.	179,742
38,070	Hologic, Inc.[a]	1,478,258
100	ICON plc[a]	7,737
1,680	ICU Medical, Inc.[a]	212,318
9,641	Impax Laboratories, Inc.[a]	228,492
23,639	Inogen, Inc.[a]	1,415,976
44,166	Intersect ENT, Inc.[a]	699,589
6,140	Intra-Cellular Therapies, Inc.[a]	93,574
21,228	Ironwood Pharmaceuticals, Inc.[a]	337,101
14,110	Kindred Healthcare, Inc.	144,204
200	Lonza Group AG	38,280
4,860	Magellan Health Services, Inc.[a]	261,128
10,584	Medtronic plc	914,458
9,780	Merck & Company, Inc.	610,370
600	Merck KGaA	64,719
2,328	Mettler-Toledo International, Inc.[a]	977,364
19,075	Mylan NVa	727,139
2,128	National Healthcare Corporation	140,427
620	Natural Health Trends Corporation	17,521
670	Neogen Corporation[a]	37,480
15,552	Neurocrine Biosciences, Inc.[a]	787,553
18,225	Nevro Corporation[a]	1,902,508
2,000	Novartis AG	157,841
2,000	Novo Nordisk AS	83,357
40,533	NuVasive, Inc.[a]	2,701,930
19,800	Omnicell, Inc.[a]	758,340
19,280	OraSure Technologies, Inc.[a]	153,662
2,740	Orthofix International NVa	117,190
6,240	PDL BioPharma, Inc.	20,904
11,290	PerkinElmer, Inc.	633,482
8,260	Perrigo Company plc	762,646
45,250	Pfizer, Inc.	1,532,618
5,290	PharMerica Corporation[a]	148,490
4,000	Prothena Corporation plc[a]	239,880
720	Puma Biotechnology, Inc.[a]	48,276
630	ResMed, Inc.	40,818
4,050	Roche Holding AG ADR	125,428
200	Roche Holding AG-Genusschein	49,700
1,800	Sanofi	137,072
30,318	Team Health Holdings, Inc.[a]	987,154
18,037	Teleflex, Inc.	3,031,118
3,763	Triple-S Management Corporation[a]	82,523
9,433	UnitedHealth Group, Inc.	1,320,620
15,594	Universal Health Services, Inc.	1,921,493
2,030	VCA Antech, Inc.[a]	142,059
30,450	Veeva Systems, Inc.[a]	1,256,976
40,514	Vertex Pharmaceuticals, Inc.[a]	3,533,226
2,950	Waters Corporation[a]	467,545
440	Wellcare Health Plans, Inc.[a]	51,520
6,520	West Pharmaceutical Services, Inc.	485,740
15,920	Wright Medical Group NVa	390,518
3,570	Ziopharm Oncology, Inc.[a]	20,099
12,850	Zoetis, Inc.	668,328

	Total	78,230,870

Industrials (6.4%)
12,943	3M Company	2,280,945
1,900	ABB, Ltd.	42,822
5,625	ABM Industries, Inc.	223,312
600	Adecco SA	33,819
5,324	Aegion Corporation[a]	101,529
1,810	Aerovironment, Inc.[a]	44,182
8,250	AGCO Corporation	406,890

Shares	Common Stock (55.9%)	Value
Industrials (6.4%) - continued
7,500	Air New Zealand, Ltd.	$10,174
760	Allison Transmission Holdings, Inc.	21,797
900	Amada Holdings Company, Ltd.	9,362
200	Andritz AG	10,883
8,840	Ardmore Shipping Corporation	62,234
5,000	Asahi Glass Company, Ltd.	32,330
2,241	Astec Industries, Inc.	134,169
300	Atlas Copco Aktiebolag	9,031
11,680	AZZ, Inc.	762,354
16,776	B/E Aerospace, Inc.	866,648
700	Babcock International Group plc	9,372
6,600	Barnes Group, Inc.	267,630
400	Berendsen plc	6,431
2,340	Boeing Company	308,272
1,510	Brady Corporation	52,261
100	Brenntag AG	5,465
36,650	BWX Technologies, Inc.	1,406,260
1,305	Canadian National Railway Company	85,306
500	Capita plc	4,331
8,350	Carlisle Companies, Inc.	856,459
4,190	Caterpillar, Inc.	371,946
4,000	Cathay Pacific Airways, Ltd.	5,592
1,690	CBIZ, Inc.[a]	18,911
2,430	CEB, Inc.	132,362
2,329	CIRCOR International, Inc.	138,715
18,949	CLARCOR, Inc.	1,231,685
6,260	Colfax Corporation[a]	196,752
5,052	Comfort Systems USA, Inc.	148,074
4,070	Commercial Vehicle Group, Inc.[a]	23,525
8,940	Copart, Inc.[a]	478,826
990	Crane Company	62,380
5,918	CSX Corporation	180,499
27,710	Cummins, Inc.	3,551,037
6,730	Curtiss-Wright Corporation	613,170
1,000	Dai Nippon Printing Company, Ltd.	9,810
900	Dart Group plc	4,888
23,830	Delta Air Lines, Inc.	937,949
490	Deluxe Corporation	32,742
900	Deutsche Post AG	28,178
10,190	Donaldson Company, Inc.	380,393
600	DSV AS	29,937
800	East Japan Railway Company	72,211
16,880	EMCOR Group, Inc.	1,006,386
6,020	EnerSys	416,524
4,095	Equifax, Inc.	551,105
3,459	ESCO Technologies, Inc.	160,567
1,350	Expeditors International of Washington, Inc.	69,552
8,991	Federal Signal Corporation	119,221
650	Flowserve Corporation	31,356
100	Flughafen Zuerich AG	19,549
1,765	Fortive Corporation	89,838
28,567	Fortune Brands Home and Security, Inc.	1,659,743
3,207	Franklin Electric Company, Inc.	130,557
400	Fraport AG Frankfurt Airport Services Worldwide	21,892
2,510	GasLog, Ltd.	36,520
4,840	Gener8 Maritime, Inc.[a]	24,781
8,400	General Dynamics Corporation	1,303,344
1,180	Genesee & Wyoming, Inc.[a]	81,361
4,491	Gibraltar Industries, Inc.[a]	166,841
30,265	Granite Construction, Inc.	1,505,381
840	Greenbrier Companies, Inc.	29,652
9,334	H&E Equipment Services, Inc.	156,438
1,440	Hackett Group, Inc.	23,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Industrials (6.4%) - continued
11,920	Harsco Corporation	$118,366
580	HD Supply Holdings, Inc.[a]	18,548
24,830	Healthcare Services Group, Inc.	982,771
13,319	Heico Corporation	921,675
3,570	Herman Miller, Inc.	102,102
5,390	Hexcel Corporation	238,777
500	Hitachi Transport System, Ltd.	9,991
1,265	HNI Corporation	50,347
100	Hochtief AG	14,113
2,151	Honeywell International, Inc.	250,785
1,153	Hub Group, Inc.[a]	46,996
4,950	Hubbell, Inc.	533,313
5,000	Huntington Ingalls Industries, Inc.	767,100
11,195	Huron Consulting Group, Inc.[a]	669,013
4,230	ICF International, Inc.[a]	187,474
600	Inaba Denki Sangyo Company, Ltd.	21,688
14,480	Ingersoll-Rand plc	983,771
3,310	Insperity, Inc.	240,438
1,150	Insteel Industries, Inc.	41,676
1,030	Interface, Inc.	17,191
11,400	ITOCHU Corporation	143,521
2,200	ITT Corporation	78,848
300	Jardine Matheson Holdings, Ltd.	18,183
7,214	JB Hunt Transport Services, Inc.	585,344
5,039	Johnson Controls International plc	234,465
1,000	Kamigumi Company, Ltd.	8,724
1,020	Kansas City Southern	95,186
20,900	Kennametal, Inc.	606,518
5,061	Kforce, Inc.	103,700
9,510	Kirby Corporation[a]	591,142
3,000	KITZ Corporation	16,604
3,970	Knight Transportation, Inc.	113,899
3,000	KONE Oyj	152,302
734	Koninklijke Boskalis Westminster NV	26,124
14,430	Korn/Ferry International	303,030
100	Kuehne & Nagel International AG	14,533
500	Kurita Water Industries, Ltd.	11,881
100	Legrand SA	5,895
13,200	Lincoln Electric Holdings, Inc.	826,584
3,260	Lindsay Corporation	241,175
5,740	Manpower, Inc.	414,772
3,900	Marubeni Corporation	20,035
21,650	Masco Corporation	742,811
4,300	Meggitt plc	25,098
14,090	Meritor, Inc.[a]	156,822
13,133	Middleby Corporation[a]	1,623,501
1,200	MIRAIT Holdings Corporation	10,225
3,000	Mitsubishi Electric Corporation	38,450
1,000	Mitsuboshi Belting, Ltd.	8,497
7,200	Mitsui & Company, Ltd.	99,784
5,120	Moog, Inc.[a]	304,845
11,140	MSA Safety, Inc.	646,566
1,760	MSC Industrial Direct Company, Inc.	129,202
1,020	Mueller Industries, Inc.	33,068
5,330	MYR Group, Inc.[a]	160,433
7,819	Navigant Consulting, Inc.[a]	158,100
3,610	NCI Building Systems, Inc.[a]	52,670
9,073	Nielsen Holdings plc	486,041
2,000	Nippon Express Company, Ltd.	9,350
2,100	Nitto Kogyo Corporation	27,567
1,879	Nordson Corporation	187,205
1,720	Norfolk Southern Corporation	166,943
430	Northrop Grumman Corporation	91,998
6,170	Old Dominion Freight Line, Inc.[a]	423,324
26,487	On Assignment, Inc.[a]	961,213
32,355	Oshkosh Corporation	1,811,880

Shares	Common Stock (55.9%)	Value
Industrials (6.4%) - continued
520	Parker Hannifin Corporation	$65,276
2,540	Pentair, Ltd.	163,170
43,315	PGT, Inc.[a]	462,171
17,930	Proto Labs, Inc.[a]	1,074,186
1,550	Quanex Building Products Corporation	26,753
500	Randstad Holding NV	22,736
28,190	Raven Industries, Inc.	649,216
2,930	Raytheon Company	398,861
430	RBC Bearings, Inc.[a]	32,886
5,470	Resources Connection, Inc.	81,722
1,440	Rexnord Corporation[a]	30,830
105	Rieter Holding AG	21,302
800	Rockwell Automation, Inc.	97,872
11,080	Rockwell Collins, Inc.	934,487
740	Rollins, Inc.	21,667
4,728	Roper Industries, Inc.	862,718
915	Ryder System, Inc.	60,344
24,000	Saia, Inc.[a]	719,040
1,100	Sanwa Holdings Corporation	10,649
200	Schindler Holding AG, Participation Certificate	37,556
1,000	Siemens AG	117,261
600	Skanska AB	14,018
1,000	SKF AB	17,269
1,700	Smiths Group plc	32,270
65,671	Southwest Airlines Company	2,553,945
3,440	SPX FLOW, Inc.[a]	106,365
550	Stanley Black & Decker, Inc.	67,639
770	TASER International, Inc.[a]	22,030
11,886	Tennant Company	770,213
2,420	Tetra Tech, Inc.	85,837
3,191	Textron, Inc.	126,842
880	Toro Company	41,219
300	TOTO, Ltd.	11,342
24,280	TransUnion[a]	837,660
680	TrueBlue, Inc.[a]	15,409
780	UniFirst Corporation	102,851
57,654	Union Pacific Corporation	5,622,995
9,750	United Continental Holdings, Inc.[a]	511,582
2,700	United Parcel Service, Inc.	295,272
7,752	United Rentals, Inc.[a]	608,454
1,453	Universal Forest Products, Inc.	143,106
3,635	Universal Truckload Services, Inc.	48,782
1,600	Vinci SA	122,526
6,850	WABCO Holdings, Inc.[a]	777,680
15,996	WageWorks, Inc.[a]	974,316
25,024	Waste Connections, Inc.	1,869,293
3,002	Watsco, Inc.	422,982
456	WSP Global, Inc.	14,365
7,150	Xylem, Inc.	375,017
2,410	YRC Worldwide, Inc.[a]	29,691
400	Yuasa Trading Company, Ltd.	9,190

	Total	66,013,303

Information Technology (14.2%)
564	Advanced Energy Industries, Inc.[a]	26,688
39,679	Agilent Technologies, Inc.	1,868,484
27,115	Akamai Technologies, Inc.[a]	1,436,824
4,750	Alliance Data Systems Corporation[a]	1,019,018
11,013	Alphabet, Inc., Class Aa	8,855,113
7,997	Alphabet, Inc., Class Ca	6,215,988
13,412	Ambarella, Inc.[a]	987,257
8,160	Amkor Technology, Inc.[a]	79,315
29,035	Amphenol Corporation	1,884,952
13,070	Analog Devices, Inc.	842,361

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Information Technology (14.2%) - continued
2,188	ANSYS, Inc.[a]	$202,631
75,644	Apple, Inc.	8,551,554
33,834	Applied Materials, Inc.	1,020,095
30,232	Arista Networks, Inc.[a]	2,572,139
15,533	Aspen Technology, Inc.[a]	726,789
3,490	AVX Corporation	48,127
2,620	Bankrate, Inc.[a]	22,218
650	Belden, Inc.	44,844
11,040	Blackhawk Network Holdings, Inc.[a]	333,077
53,200	Booz Allen Hamilton Holding Corporation	1,681,652
640	Broadcom, Ltd.	110,413
2,250	Broadridge Financial Solutions, Inc.	152,528
13,868	Brocade Communications Systems, Inc.	128,002
10,814	Brooks Automation, Inc.	147,179
6,500	CA, Inc.	215,020
2,436	Cabot Microelectronics Corporation	128,889
6,679	CACI International, Inc.[a]	673,911
1,100	Canon, Inc.	31,936
18,399	Cavium, Inc.[a]	1,070,822
2,590	CDK Global, Inc.	148,562
1,420	Check Point Software Technologies, Ltd.[a]	110,206
26,660	Ciena Corporation[a]	581,188
2,300	Cirrus Logic, Inc.[a]	122,245
72,260	Cisco Systems, Inc.	2,292,087
12,960	Cognex Corporation	685,066
13,830	Cognizant Technology Solutions Corporation[a]	659,829
1,790	Coherent, Inc.[a]	197,867
17,990	CommVault Systems, Inc.[a]	955,809
4,170	Comtech Telecommunications Corporation	53,418
7,460	Convergys Corporation	226,933
12,370	CoreLogic, Inc.[a]	485,151
39,966	Criteo SA ADR[a]	1,403,206
1,780	CTS Corporation	33,108
813	Dell Technologies, Inc.[a]	38,861
26,250	DST Systems, Inc.	3,095,400
3,100	EarthLink Holdings Corporation	19,220
13,950	eBay, Inc.[a]	458,955
9,170	Entegris, Inc.[a]	159,741
20,140	Envestnet, Inc.[a]	734,103
3,770	EVERTEC, Inc.	63,261
3,550	ExlService Holdings, Inc.[a]	176,932
4,062	F5 Networks, Inc.[a]	506,288
3,327	Fabrinet[a]	148,351
97,100	Facebook, Inc.[a]	12,455,017
31,460	Finisar Corporation[a]	937,508
1,370	Fitbit, Inc.[a]	20,331
37,550	FLIR Systems, Inc.	1,179,821
26,742	Fortinet, Inc.[a]	987,582
2,500	FUJIFILM Holdings NPV	92,607
1,450	Genpact, Ltd.[a]	34,727
41,712	Guidewire Software, Inc.[a]	2,501,886
500	Halma plc	6,788
300	Hoya Corporation	12,068
7,090	HP, Inc.	110,108
4,107	IAC/InterActiveCorporation	256,564
18,100	Intel Corporation	683,275
9,579	Ixia[a]	119,738
22,760	Juniper Networks, Inc.	547,606
730	Keysight Technologies, Inc.[a]	23,134
4,060	Knowles Corporation[a]	57,043
500	Kyocera Corporation	24,027

Shares	Common Stock (55.9%)	Value
Information Technology (14.2%) - continued
12,600	Lam Research Corporation	$1,193,346
2,990	Liberty Tripadvisor Holdings, Inc.[a]	65,331
4,040	Lionbridge Technologies, Inc.[a]	20,200
906	Littelfuse, Inc.	116,702
21,350	M/A-COM Technology Solutions Holdings, Inc.[a]	903,959
9,074	Manhattan Associates, Inc.[a]	522,844
6,085	Marvell Technology Group, Ltd.	80,748
36,440	MasterCard, Inc.	3,708,499
16,410	Maxim Integrated Products, Inc.	655,251
850	MAXIMUS, Inc.	48,076
4,990	Methode Electronics, Inc.	174,500
400	Micro Focus International plc	11,386
33,010	Microsemi Corporation[a]	1,385,760
141,780	Microsoft Corporation	8,166,528
13,260	Mobileye NVa	564,478
24,349	Monolithic Power Systems, Inc.	1,960,094
10,064	Nanometrics, Inc.[a]	224,830
25,340	National Instruments Corporation	719,656
1,100	NEC Networks & System Integration Corporation	18,737
300	Nice, Ltd.	19,976
9,261	Nice, Ltd. ADR	619,931
600	NS Solutions Corporation	10,485
100	NTT Data Corporation	4,994
68,134	NVIDIA Corporation	4,668,542
13,430	NXP Semiconductors NVa	1,369,994
70,644	Oclaro, Inc.[a]	604,006
6,270	ON Semiconductor Corporation[a]	77,246
44,550	Oracle Corporation	1,749,924
100	Oracle Corporation Japan	5,650
1,060	OSI Systems, Inc.[a]	69,303
3,220	Palo Alto Networks, Inc.[a]	513,043
40,360	Pandora Media, Inc.[a]	578,359
24,600	Paylocity Holding Corporation[a]	1,093,716
136,424	PayPal Holdings, Inc.[a]	5,589,291
21,356	Pegasystems, Inc.	629,788
4,633	Progress Software Corporation[a]	126,018
32,916	Proofpoint, Inc.[a]	2,463,763
5,240	PTC, Inc.[a]	232,184
29,586	Q2 Holdings, Inc.[a]	847,935
640	Qorvo, Inc.[a]	35,674
13,150	QUALCOMM, Inc.	900,775
680	Qualys, Inc.[a]	25,969
6,430	RealPage, Inc.[a]	165,251
11,850	Red Hat, Inc.[a]	957,836
100,460	Salesforce.com, Inc.[a]	7,165,812
810	ScanSource, Inc.[a]	29,565
7,841	ServiceNow, Inc.[a]	620,615
5,250	ShoreTel, Inc.[a]	42,000
580	Splunk, Inc.[a]	34,034
20,400	SS&C Technologies Holdings, Inc.	655,860
1,560	Stratasys, Ltd.[a]	37,580
17,132	Synopsys, Inc.[a]	1,016,784
40,241	Teradyne, Inc.	868,401
1,540	Tessera Technologies, Inc.	59,198
5,530	Texas Instruments, Inc.	388,095
200	Trend Micro, Inc.	6,977
4,690	Trimble Navigation, Ltd.[a]	133,946
9,272	Tyler Technologies, Inc.[a]	1,587,645
10,996	Ultimate Software Group, Inc.[a]	2,247,472
200	United Internet AG	8,857
58,194	Virtusa Corporation[a]	1,436,228
98,090	Visa, Inc.	8,112,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Information Technology (14.2%) - continued
79,890	Xilinx, Inc.	$4,341,223

	Total	147,176,356

Materials (2.5%)
500	Adeka Corporation	6,918
9,350	Agnico Eagle Mines, Ltd.	506,583
200	Air Liquide SA	21,447
4,000	Air Products and Chemicals, Inc.	601,360
49,050	Alcoa, Inc.	497,367
600	Amcor, Ltd.	6,988
2,576	American Vanguard Corporation	41,371
5,700	Avery Dennison Corporation	443,403
7,258	Balchem Corporation	562,713
7,900	Ball Corporation	647,405
52,110	Barrick Gold Corporation	923,389
7,400	BHP Billiton, Ltd.	128,187
4,010	Boise Cascade Company[a]	101,854
3,790	Cabot Corporation	198,634
850	Caesarstone Sdot-Yam, Ltd.[a]	32,053
1,890	Carpenter Technology Corporation	77,981
14,547	Celanese Corporation	968,248
23,329	Chemtura Corporation[a]	765,424
2,076	Clearwater Paper Corporation[a]	134,255
1,530	Continental Building Products, Inc.[a]	32,115
400	Croda International plc	18,050
14,400	Crown Holdings, Inc.[a]	822,096
6,300	Daicel Corporation	79,614
1,000	Denki Kagaku Kogyo KK	4,331
3,390	Dow Chemical Company	175,704
1,900	Eagle Materials, Inc.	146,870
3,950	Eastman Chemical Company	267,336
8,270	Ecolab, Inc.	1,006,624
36,190	Eldorado Gold Corporation[a]	142,227
200	Evonik Industries AG	6,771
4,170	Ferro Corporation[a]	57,588
8,150	Ferroglobe plc	73,594
23,935	FMC Corporation	1,157,018
41,020	Freeport-McMoRan, Inc.	445,477
35,490	Goldcorp, Inc.	586,295
2,440	Graphic Packaging Holding Company	34,136
800	Hexpol AB	7,173
2,385	Ingevity Corporation[a]	109,948
620	Innophos Holdings, Inc.	24,199
1,497	Innospec, Inc.	91,033
26,760	International Paper Company	1,283,945
600	JSR Corporation	9,430
6,450	KapStone Paper and Packaging Corporation	122,034
62,460	Kinross Gold Corporation[a]	262,957
910	Koppers Holdings, Inc.[a]	29,284
1,300	Kuraray Company, Ltd.	19,285
2,420	Martin Marietta Materials, Inc.	433,446
6,780	Materion Corporation	208,214
7,840	Methanex Corporation	279,731
1,194	Minerals Technologies, Inc.	84,404
3,300	Mitsubishi Chemical Holdings Corporation	20,689
500	Mitsubishi Gas Chemical Company, Inc.	7,158
400	Mitsubishi Materials Corporation	10,941
10,780	Mosaic Company	263,679
7,088	Myers Industries, Inc.	92,073
27,390	Newmont Mining Corporation	1,076,153
200	Nippon Shokubai Company, Ltd.	12,495
100	Nitto Denko Corporation	6,495
13,492	Norsk Hydro ASA	58,336

Shares	Common Stock (55.9%)	Value
Materials (2.5%) - continued
16,410	Nucor Corporation	$811,474
4,500	Nutanix, Inc.[a]	166,500
3,390	OMNOVA Solutions, Inc.[a]	28,612
3,700	Orora, Ltd.	8,973
35,510	Owens-Illinois, Inc.[a]	653,029
16,437	Packaging Corporation of America	1,335,671
1,980	PolyOne Corporation	66,944
530	Quaker Chemical Corporation	56,143
2,430	Rayonier Advanced Materials, Inc.	32,489
2,080	Reliance Steel & Aluminum Company	149,822
2	Rio Tinto, Ltd.	80
3,370	Royal Gold, Inc.	260,939
1,300	RPC Group plc	16,155
1,240	RPM International, Inc.	66,613
1,880	Schnitzer Steel Industries, Inc.	39,292
530	Schweitzer-Mauduit International, Inc.	20,437
9,139	Scotts Miracle-Gro Company	761,004
10,400	Sealed Air Corporation	476,528
2,230	Sensient Technologies Corporation	169,034
15,860	Silver Wheaton Corporation	428,696
7,250	Sonoco Products Company	383,017
41,102	Steel Dynamics, Inc.	1,027,139
1,760	Stillwater Mining Company[a]	23,514
400	Sumitomo Seika Chemicals Company, Ltd.	14,176
27,710	Teck Resources, Ltd.	499,611
1,000	Tosoh Corporation	6,164
2,599	UPM-Kymmene Oyj	54,877
5,100	Vulcan Materials Company	580,023
14,314	Westrock Company	693,943
52,460	Yamana Gold, Inc.	226,103
2,466	Yara International ASA	82,174

	Total	25,373,704

Real Estate (1.0%)
9,900	American Assets Trust, Inc.	429,462
4,740	American Campus Communities, Inc.	241,124
7,700	Bluerock Residential Growth REIT, Inc.	100,100
2,947	Brixmor Property Group, Inc.	81,897
5,250	Camden Property Trust	439,635
7,700	CapitaMall Trust	12,267
17,690	CBL & Associates Properties, Inc.	214,757
5,470	CBRE Group, Inc.[a]	153,051
18,023	Cedar Realty Trust, Inc.	129,766
7,680	Chatham Lodging Trust	147,840
1,650	City Office REIT, Inc.	21,004
20,800	Corporate Office Properties Trust	589,680
6,760	Corrections Corporation of America	93,761
1,200	CyrusOne, Inc.	57,084
100	Daito Trust Construction Company, Ltd.	15,994
44,210	DDR Corporation	770,580
1,000	Derwent London plc	33,706
10,900	DEXUS Property Group	76,611
4,800	Digital Realty Trust, Inc.	466,176
16,850	Duke Realty Corporation	460,511
6,770	DuPont Fabros Technology, Inc.	279,263
460	EastGroup Properties, Inc.	33,838
5,848	First Potomac Realty Trust	53,509
5,490	Franklin Street Properties Corporation	69,174
6,900	Frasers Centrepoint Trust	11,131
15,800	General Growth Properties, Inc.	436,080
900	Great Portland Estates plc	7,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (55.9%)	Value
Real Estate (1.0%) - continued
3,583	H&R Real Estate Investment Trust	$61,257
900	Hamborner REIT AG	9,521
860	Hersha Hospitality Trust	15,497
14,160	HFF, Inc.	392,090
2,150	Hospitality Properties Trust	63,898
41,728	Host Hotels & Resorts, Inc.	649,705
4,170	Hudson Pacific Properties, Inc.	137,068
1,500	Hufvudstaden AB	25,990
13,000	Hysan Development Company, Ltd.	61,166
3,180	InfraREIT, Inc.	57,685
1,030	Jones Lang LaSalle, Inc.	117,204
13,890	LaSalle Hotel Properties	331,554
9,430	Liberty Property Trust	380,501
3,640	Life Storage, Inc.	323,742
2,500	Link REIT	18,455
2,620	Mid-America Apartment Communities, Inc.	246,254
47,596	New World Development Company, Ltd.	62,412
810	Outfront Media, Inc.	19,156
15,450	Parkway Properties, Inc.	262,805
17,193	Pebblebrook Hotel Trust	457,334
13,680	Physicians Realty Trust	294,667
867	Potlatch Corporation	33,718
3,040	RE/MAX Holdings, Inc.	133,091
8,760	Retail Properties of America, Inc.	147,168
413	RioCan Real Estate Investment Trust	8,569
3,370	Silver Bay Realty Trust Corporation REIT	59,076
19,498	Stockland	71,410
13,171	Summit Hotel Properties, Inc.	173,330
22,493	Terreno Realty Corporation	618,782
3,970	Tier REIT, Inc.	61,297
1,670	Urstadt Biddle Properties, Inc.	37,107
1,000	Wharf Holdings, Ltd.	7,337
1,000	Wheelock and Company, Ltd.	5,940
11,800	Wing Tai Holdings, Ltd.	14,645

	Total	10,784,812

Telecommunications Services (0.3%)
10,970	AT&T, Inc.	445,492
320	ATN International, Inc.	20,813
472	BCE, Inc.	21,798
6,000	BT Group plc	30,188
9,320	Cincinnati Bell, Inc.[a]	38,026
2,300	Elisa Oyj	84,763
1,520	FairPoint Communications, Inc.[a]	22,846
1,600	Freenet AG	46,830
2,030	General Communication, Inc.[a]	27,912
4,780	Inteliquent, Inc.	77,149
27,719	KCOM Group plc	41,650
9,865	Level 3 Communications, Inc.[a]	457,539
100	Millicom International Cellular SA	5,181
200	Nippon Telegraph & Telephone Corporation	9,147
2,200	Orange SA	34,469
30,000	PCCW, Ltd.	18,477
800	Proximus SA	23,933
11,944	SBA Communications Corporation[a]	1,339,639
2,800	Telefonica Deutschland Holding AG	11,289
1,742	Telenor ASA	29,955
7,648	Verizon Communications, Inc.	397,543
2,800	Vodafone Group plc	8,030
15,270	Vonage Holdings Corporation[a]	100,935

	Total	3,293,604

Shares	Common Stock (55.9%)	Value
Utilities (0.9%)
6,510	Alliant Energy Corporation	$249,398
1,410	American Electric Power Company, Inc.	90,536
4,290	American States Water Company	171,815
8,230	Aqua America, Inc.	250,850
1,940	Artesian Resources Corporation	55,368
9,720	Avista Corporation	406,199
1,640	Consolidated Water Company, Ltd.	19,057
4,690	DTE Energy Company	439,312
900	E.ON SE	6,397
11,160	Edison International, Inc.	806,310
13,400	Electricidade de Portugal SA	44,971
20,540	Eversource Energy	1,112,857
8,780	Exelon Corporation	292,286
6,760	Great Plains Energy, Inc.	184,480
22,900	MDU Resources Group, Inc.	582,576
830	Middlesex Water Company	29,249
5,510	NiSource, Inc.	132,846
19,000	Osaka Gas Company, Ltd.	79,690
8,390	PG&E Corporation	513,216
9,900	Portland General Electric Company	421,641
13,950	Public Service Enterprise Group, Inc.	584,087
9,700	Redes Energeticas Nacionais SGPS SA	28,353
2,350	Renewable Energy Group, Inc.[a]	19,905
12,060	Southern Company	618,678
3,320	Southwest Gas Corporation	231,935
10,275	Spire, Inc.	654,929
2,000	Toho Gas Company, Ltd.	18,728
1,900	United Utilities Group plc	24,678
489	Unitil Corporation	19,100
16,600	Vectren Corporation	833,320
2,510	WEC Energy Group, Inc.	150,299

	Total	9,073,066

	Total Common Stock (cost $494,026,171)	580,534,140

Shares	Registered Investment Companies (31.9%)	Value
Affiliated Equity Holdings (28.5%)
3,495,736	Thrivent Large Cap Stock Portfolio	41,111,605
3,170,544	Thrivent Large Cap Value Portfolio	49,438,287
3,352,705	Thrivent Mid Cap Stock Portfolio	57,152,551
12,044,477	Thrivent Partner Worldwide Allocation Portfolio	112,719,442
2,105,112	Thrivent Small Cap Stock Portfolio	35,149,893

	Total	295,571,778

Affiliated Fixed Income Holdings (2.2%)
1,743,936	Thrivent High Yield Portfolio	8,319,100
464,167	Thrivent Income Portfolio	4,840,333
934,752	Thrivent Limited Maturity Bond Portfolio	9,220,113

	Total	22,379,546

Equity Funds/ETFs (1.2%)
3,840	iShares MSCI EAFE Index Fund	227,059
25,015	iShares Russell 2000 Growth Index Fund	3,724,733
6,758	iShares Russell 2000 Index Fund	839,411
5,010	iShares Russell 2000 Value Index Fund	524,798
13,230	Materials Select Sector SPDR Fund	631,732
21,016	SPDR S&P 500 ETF Trust	4,545,761
24,830	SPDR S&P Biotech ETF	1,645,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Registered Investment Companies (31.9%)	Value
Equity Funds/ETFs (1.2%) - continued
270	SPDR S&P MidCap 400 ETF Trust	$76,213

	Total	12,215,688

	Total Registered Investment Companies (cost $320,496,320)	330,167,012

Principal Amount	Long-Term Fixed Income (2.7%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$28,611	0.975%, 12/25/2035[b]	13,350
	Residential Asset Securitization Trust
45,316	0.905%, 8/25/2037[b]	12,202
	Sequoia Mortgage Trust
118,452	3.702%, 9/20/2046	95,533
	WaMu Mortgage Pass Through Certificates
53,212	2.791%, 9/25/2036	48,183
77,480	2.575%, 10/25/2036	67,498

	Total	236,766

Mortgage-Backed Securities (1.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 10/1/2031[c]	919,075
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 10/1/2046[c]	938,557
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	2.500%, 10/1/2031[c]	932,179
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,975,000	3.500%, 10/1/2046[c]	6,304,558
1,825,000	4.000%, 10/1/2046[c]	1,960,021
1,575,000	4.500%, 10/1/2046[c]	1,724,834

	Total	12,779,224

U.S. Government and Agencies (1.5%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	228,086
	U.S. Treasury Bonds
1,680,000	3.625%, 2/15/2044	2,139,178
	U.S. Treasury Bonds, TIPS
1,316,679	0.625%, 1/15/2026	1,384,764
1,137,562	1.000%, 2/15/2046	1,257,496
	U.S. Treasury Notes
400,000	0.875%, 11/15/2017	400,765
225,000	0.875%, 3/31/2018	225,457
2,520,000	0.750%, 2/15/2019	2,515,177
825,000	1.500%, 10/31/2019	839,502
665,000	1.375%, 9/30/2020	672,923
3,425,000	1.125%, 8/31/2021	3,421,520
250,000	2.125%, 9/30/2021	261,211
250,000	1.625%, 8/15/2022	254,512
2,100,000	2.250%, 11/15/2024	2,217,222

	Total	15,817,813

	Total Long-Term Fixed Income (cost $28,160,682)	28,833,803

Shares or Principal Amount	Short-Term Investments (10.9%)[d]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.365%, 10/5/2016[e]	$2,999,967
5,500,000	0.365%, 10/7/2016[e]	5,499,885
200,000	0.350%, 10/14/2016	199,988
600,000	0.375%, 10/21/2016	599,943
100,000	0.280%, 10/28/2016[e]	99,987
	Thrivent Core Short-Term Reserve Fund
10,353,252	0.750%	103,532,520

	Total Short-Term Investments (cost $112,931,892)	112,932,290

	Total Investments (cost $955,615,065) 101.4%	$1,052,467,245

	Other Assets and Liabilities, Net (1.4%)	(14,503,772)

	Total Net Assets 100.0%	$1,037,963,473

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$139,061,601
Gross unrealized depreciation	(42,209,421)

Net unrealized appreciation (depreciation)	$96,852,180

Cost for federal income tax purposes	$955,615,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	88,492,744	87,132,082	1,360,662	–
Consumer Staples	21,915,956	21,200,068	715,888	–
Energy	75,884,355	75,243,532	640,823	–
Financials	54,295,370	52,220,557	2,074,813	–
Health Care	78,230,870	77,391,725	839,145	–
Industrials	66,013,303	64,448,871	1,564,432	–
Information Technology	147,176,356	146,921,868	254,488	–
Materials	25,373,704	24,766,797	606,907	–
Real Estate	10,784,812	10,281,021	503,791	–
Telecommunications Services	3,293,604	2,927,894	365,710	–
Utilities	9,073,066	8,870,249	202,817	–
Registered Investment Companies
Affiliated Equity Holdings	295,571,778	295,571,778	–	–
Affiliated Fixed Income Holdings	22,379,546	22,379,546	–	–
Equity Funds/ETFs	12,215,688	12,215,688	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	236,766	–	236,766	–
Mortgage-Backed Securities	12,779,224	–	12,779,224	–
U.S. Government and Agencies	15,817,813	–	15,817,813	–
Short-Term Investments	9,399,770	–	9,399,770	–

Subtotal Investments in Securities	$948,934,725	$901,571,676	$47,363,049	$–

Other Investments*	Total
Short-Term Investments	103,532,520

Subtotal Other Investments	$103,532,520

Total Investments at Value	$1,052,467,245

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	354,497	354,497	–	–

Total Asset Derivatives	$354,497	$354,497	$–	$–

Liability Derivatives
Futures Contracts	1,263,965	1,263,965	–	–

Total Liability Derivatives	$1,263,965	$1,263,965	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $8,599,839 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	5	December 2016	$654,000	$655,625	$1,625
CBOT 2-Yr. U.S. Treasury Note	(11)	December 2016	(2,400,716)	(2,403,156)	(2,440)
CBOT 5-Yr. U.S. Treasury Note	26	December 2016	3,152,784	3,159,407	6,623
CBOT U.S. Long Bond	(7)	December 2016	(1,190,743)	(1,177,094)	13,649
CME E-mini S&P Mid-Cap 400 Index	(760)	December 2016	(118,102,200)	(117,769,600)	332,600
CME S&P 500 Index	146	December 2016	79,237,934	78,854,600	(383,334)
CME Ultra Long Term U.S. Treasury Bond	8	December 2016	1,497,276	1,470,999	(26,277)
ICE mini MSCI EAFE Index	1,067	December 2016	91,902,455	91,052,445	(850,010)
NYBOT NYF mini Russell 2000 Index	6	December 2016	750,884	748,980	(1,904)
Total Futures Contracts					($909,468)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Opportunity Income Plus	$4,541,113	$43,510	$4,650,239	–	$–	$43,542
Small Cap Stock	30,912,419	1,689,734	–	2,105,112	35,149,893	108,358
Mid Cap Stock	49,700,986	5,786,431	–	3,352,705	57,152,551	204,535
Partner Worldwide Allocation	105,949,793	2,361,195	–	12,044,477	112,719,442	2,361,195
Large Cap Value	45,459,708	3,450,043	–	3,170,544	49,438,287	645,965
Large Cap Stock	40,107,608	502,461	–	3,495,736	41,111,605	502,461
High Yield	7,480,973	336,529	–	1,743,936	8,319,100	336,545
Income	4,443,283	123,493	–	464,167	4,840,333	119,966
Limited Maturity Bond	8,953,804	135,701	–	934,752	9,220,113	135,647
Cash Management Trust-Collateral Investment	–	–	–	–	–	13
Cash Management Trust-Short Term Investment	31,326,929	113,015,313	144,342,242	–	–	64,716
Core Short-Term Reserve Fund	–	146,323,036	42,790,517	10,353,252	103,532,520	215,189
Total Value and Income Earned	$328,876,616				$421,483,844	$4,738,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$719,876	3.750%, 2/1/2020	$724,699
	Fortescue Metals Group, Ltd., Term Loan
671,145	3.750%, 6/30/2019	670,226
	Ineos US Finance, LLC, Term Loan
1,337,700	3.750%, 12/15/2020	1,340,041
	Tronox Pigments BV, Term Loan
453,304	4.500%, 3/19/2020	448,204

	Total	3,183,170

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
438,294	4.000%, 12/13/2019	409,073
	ADS Waste Holdings, Inc., Term Loan
413,756	3.750%, 10/9/2019	413,950
	Cortes NP Acquisition Corporation, Term Loan
1,030,000	0.000%, 10/3/2023[b,c]	1,006,825

	Total	1,829,848

Communications Services (0.3%)
	FairPoint Communications, Inc., Term Loan
800,094	7.500%, 2/14/2019	799,662
	Grande Communications Networks, LLC, Term Loan
720,812	4.500%, 5/29/2020	720,812
	Hargray Communications Group, Inc., Term Loan
788,664	5.250%, 6/26/2019	791,953
	Integra Telecom Holdings, Inc., Term Loan
500,811	5.250%, 8/14/2020	497,055
220,520	9.750%, 2/12/2021	213,904
	Intelsat Jackson Holdings SA, Term Loan
267,851	3.750%, 6/30/2019	254,397
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,561,609
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.500%, 1/7/2022	2,725,267
	LTS Buyer, LLC, Term Loan
767,497	4.088%, 4/13/2020	767,259
39,215	8.000%, 4/12/2021	39,215
	NEP Broadcasting, LLC, Term Loan
68,571	10.000%, 7/22/2020	68,657
	NEP/NCP Holdco, Inc., Term Loan
1,031,873	4.250%, 1/22/2020	1,026,714
	SBA Senior Finance II, LLC, Term Loan
533,250	3.340%, 6/10/2022	533,474
	Syniverse Holdings, Inc., Term Loan
684,177	4.000%, 4/23/2019	603,786
	TNS, Inc., Term Loan
391,848	5.000%, 2/14/2020	394,054
	Univision Communications, Inc., Term Loan
976,501	4.000%, 3/1/2020	978,180
	Virgin Media Investment Holdings, Ltd., Term Loan
263,348	3.649%, 6/30/2023	264,397

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.3%) - continued
	WideOpenWest Finance, LLC, Term Loan
$750,000	4.500%, 8/18/2023	$746,407
	WMG Acquisition Corporation, Term Loan
248,339	3.750%, 7/1/2020	248,029
	XO Communications, LLC, Term Loan
292,500	4.250%, 3/20/2021	292,988
	Yankee Cable Acquisition, LLC, Term Loan
631,315	4.250%, 3/1/2020	630,923
	Zayo Group, LLC, Term Loan
1,151,294	3.750%, 5/6/2021	1,156,095

	Total	15,314,837

Consumer Cyclical (0.1%)
	Amaya BV, Term Loan
1,362,522	5.000%, 8/1/2021	1,360,819
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	3.500%, 8/13/2021	733,375
	Cengage Learning Acquisitions, Term Loan
468,825	5.250%, 6/7/2023	468,239
	Ceridian HCM Holding, Inc., Term Loan
339,664	4.500%, 9/15/2020	331,597
	Golden Nugget, Inc., Term Loan
20,000	0.000%, 11/21/2019[b,c]	20,100
319,034	0.000%, 11/21/2019	320,629
	Golden Nugget, Inc., Term Loan Delayed Draw
5,000	0.000%, 11/21/2019[b,c]	5,025
136,729	0.000%, 11/21/2019	137,412
	IMG Worldwide, Inc., Term Loan
472,746	5.250%, 5/6/2021	474,046
400,000	8.250%, 5/6/2022	399,252
	Jack Ohio Finance, LLC, Term Loan
242,405	5.000%, 6/20/2019[b,c]	236,750
	Mohegan Tribal Gaming Authority, Term Loan
833,397	5.500%, 6/15/2018	832,564
625,000	0.000%, 9/30/2023[b,c]	621,094
	Scientific Games International, Inc., Term Loan
404,599	6.000%, 10/18/2020	405,736
920,865	6.000%, 10/1/2021	922,274

	Total	7,268,912

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
676,604	4.750%, 12/21/2022	682,951
400,000	4.750%, 6/22/2023	403,820
	Endo Luxembourg Finance I Co Sarl, Term Loan
580,613	3.750%, 9/26/2022	578,998
	Mallinckrodt International Finance SA, Term Loan
272,911	3.588%, 3/19/2021	272,827
	McGraw-Hill Global Education Holdings, LLC, Term Loan
802,988	5.000%, 5/4/2022	807,203
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,022,895	4.750%, 6/30/2021	999,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,795,422	5.500%, 4/1/2022	$1,800,090

	Total	5,544,920

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
563,854	4.250%, 12/14/2022	567,378
	Arch Coal, Inc., Term Loan
2,554,176	7.500%, 5/16/2018[d]	1,949,679
	Energy Solutions, LLC, Term Loan
400,446	6.750%, 5/29/2020	398,443
	Expro Holdings UK 2, Ltd., Term Loan
441,000	5.750%, 9/2/2021	368,098
	Houston Fuel Oil Terminal, LLC, Term Loan
831,697	4.250%, 8/19/2021	815,064
	McJunkin Red Man Corporation, Term Loan
406,063	5.000%, 11/8/2019	395,574
	Pacific Drilling SA, Term Loan
478,912	4.500%, 6/3/2018	131,940
	Targa Resources Partners, LP, Term Loan
168,628	5.750%, 2/27/2022	168,628
	Western Refining, Inc., Term Loan
403,987	5.500%, 6/23/2023	402,978

	Total	5,197,782

Financials (0.1%)
	DJO Finance, LLC, Term Loan
544,500	4.250%, 6/7/2020	534,291
	Harland Clarke Holdings Corporation, Term Loan
698,438	6.993%, 8/4/2019	685,048
121,875	7.000%, 12/31/2019	119,407
	MoneyGram International, Inc., Term Loan
856,394	4.250%, 3/27/2020	828,561
	WaveDivision Holdings, LLC, Term Loan
962,964	4.000%, 10/15/2019	962,560

	Total	3,129,867

Technology (0.1%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
995,211	3.524%, 2/1/2023	1,006,546
	First Data Corporation, Term Loan
1,379,255	4.525%, 3/24/2021	1,388,828
740,000	4.275%, 7/8/2022	743,885
	NXP BV, Term Loan
365,000	0.000%, 12/7/2020[b,c]	366,278
	ON Semiconductor Corporation, Term Loan
1,090,000	3.776%, 9/19/2023[b,c]	1,094,480
	SS&C European Holdings SARL, Term Loan
31,858	4.000%, 7/8/2022	32,077
256,362	4.000%, 7/8/2022	258,126

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (0.1%) - continued
	Western Digital Corporation, Term Loan
$1,042,388	4.500%, 4/29/2023	$1,052,165

	Total	5,942,385

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
613,821	5.250%, 8/5/2019	611,520
	XPO Logistics, Inc., Term Loan
749,871	4.250%, 10/30/2021	753,777

	Total	1,365,297

Utilities (<0.1%)
	Intergen NV, Term Loan
424,332	5.500%, 6/12/2020	398,872

	Total	398,872

	Total Bank Loans (cost $50,136,343)	49,175,890

Shares	Common Stock (40.8%)	Value
Consumer Discretionary (5.8%)
78,794	Aaron’s, Inc.	2,002,943
57,252	Amazon.com, Inc.[e]	47,937,672
13,070	American Axle & Manufacturing Holdings, Inc.[e]	225,065
19,506	American Public Education, Inc.[e]	386,414
6,400	Aramark	243,392
10,650	Armstrong Flooring, Inc.[e]	201,072
12,650	Ascent Capital Group, Inc.[e]	293,101
11,480	AutoZone, Inc.[e]	8,820,543
54,410	Barnes & Noble, Inc.	614,833
500	Bayerische Motoren Werke AG	36,902
25,270	Beazer Homes USA, Inc.[e]	294,648
35,880	Bed Bath & Beyond, Inc.	1,546,787
300	Beiersdorf AG	28,318
6,600	Berkeley Group Holdings plc	220,529
9,670	Best Buy Company, Inc.	369,201
13,220	Big 5 Sporting Goods Corporation	180,056
30,820	Bloomin’ Brands, Inc.	531,337
15,480	BorgWarner, Inc.	544,586
1,000	Brembo SPA	59,672
8,300	Bridgestone Corporation	305,803
87,199	Brunswick Corporation	4,253,567
2,410	Buffalo Wild Wings, Inc.[e]	339,183
4,336	Bunzl plc	127,861
41,771	Burlington Stores, Inc.[e]	3,384,286
31,520	Caleres, Inc.	797,141
54,890	Callaway Golf Company	637,273
5,000	Calsonic Kansei Corporation	46,317
52,100	Carter’s, Inc.	4,517,591
27,845	Cedar Fair, LP	1,595,240
19,600	Cheesecake Factory, Inc.	981,176
100	Christian Dior SE	17,935
11,460	Chuy’s Holdings, Inc.[e]	320,192
23,070	Cinemark Holdings, Inc.	883,120
6,600	Cineworld Group plc	49,585
12,450	ClubCorp Holdings, Inc.	180,152
314,706	Comcast Corporation	20,877,596
1,900	Compass Group plc	36,796
200	Continental AG	42,140
90,833	Core-Mark Holding Company, Inc.	3,251,821
30,482	CSS Industries, Inc.	779,730
35,944	Culp, Inc.	1,070,053
76,980	Dana, Inc.	1,200,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Consumer Discretionary (5.8%) - continued
22,300	Debenhams plc	$16,108
5,330	Deckers Outdoor Corporation[e]	317,402
64,079	Delphi Automotive plc	4,570,114
10,300	Denso Corporation	411,017
13,170	DeVry Education Group, Inc.	303,700
11,493	Discovery Communications, Inc., Class Ae,f	309,392
31,500	Dish DBS Corporation[e]	1,725,570
24,740	Dollar General Corporation	1,731,553
64,285	Dollar Tree, Inc.[e]	5,074,015
15,970	Domino’s Pizza, Inc.	2,425,045
60,930	DSW, Inc.	1,247,846
78,880	Duluth Holdings, Inc.[e,f]	2,091,109
3,860	EchoStar Corporation[e]	169,184
41,720	Etsy, Inc.[e]	595,762
9,300	Eutelsat Communications	192,486
17,830	Expedia, Inc.	2,081,118
38,300	Finish Line, Inc.	883,964
9,300	Fuji Heavy Industries, Ltd.	348,931
43,670	Gentex Corporation	766,845
51,668	G-III Apparel Group, Ltd.[e]	1,506,122
180,050	GNC Holdings, Inc.	3,676,621
12,000	Gunze, Ltd.	38,768
2,300	Hakuhodo Dy Holdings, Inc.	26,956
82,878	Harley-Davidson, Inc.	4,358,554
32,676	Harman International Industries, Inc.	2,759,488
41,420	Haverty Furniture Companies, Inc.	830,057
700	Hennes & Mauritz AB	19,758
135,450	Home Depot, Inc.	17,429,706
22,900	Honda Motor Company, Ltd.	660,901
73,950	Houghton Mifflin Harcourt Company[e]	991,670
8,460	HSN, Inc.	336,708
12,900	Inchcape plc	110,072
19,730	Interpublic Group of Companies, Inc.	440,965
2,000	Intertek Group plc	90,287
19,640	Interval Leisure Group, Inc.	337,219
7,240	Jack in the Box, Inc.	694,606
13,990	John Wiley and Sons, Inc.	722,024
65,367	Kate Spade & Company[e]	1,119,737
5,900	Kingfisher plc	28,786
500	Koito Manufacturing Company, Ltd.	24,335
900	KOMERI Company, Ltd.	21,901
17,149	L Brands, Inc.	1,213,635
157,467	Las Vegas Sands Corporation	9,060,651
29,925	La-Z-Boy, Inc.	734,958
3,650	Lear Corporation	442,453
70,530	Liberty Interactive Corporation[e]	1,411,305
775	Linamar Corporation	32,360
24,961	Lithia Motors, Inc.	2,384,275
63,360	LKQ Corporation[e]	2,246,746
69,130	Lowe’s Companies, Inc.	4,991,877
12,530	Lululemon Athletica, Inc.[e]	764,079
700	LVMH Moet Hennessy Louis Vuitton SE	119,358
3,600	Marks and Spencer Group plc	15,444
30,880	Masonite International Corporation[e]	1,919,810
54,902	MDC Partners, Inc.[f]	588,549
13,020	Meredith Corporation	676,910
4,450	Meritage Homes Corporation[e]	154,415
1,770	Mohawk Industries, Inc.[e]	354,602
4,030	Monro Muffler Brake, Inc.	246,515
2,670	Murphy USA, Inc.[e]	190,531
23,587	New Media Investment Group, Inc.	365,599
100,160	Newell Brands, Inc.	5,274,426
28,660	News Corporation, Class A	400,667
800	Nifco, Inc.	42,501

Shares	Common Stock (40.8%)	Value
Consumer Discretionary (5.8%) - continued
124,070	NIKE, Inc.	$6,532,285
1,200	Nokian Renkaat Oyj	43,752
67,437	Nord Anglia Education, Inc.[e,f]	1,468,778
215,761	Nutrisystem, Inc.	6,405,944
10,457	O’Reilly Automotive, Inc.[e]	2,929,110
61,995	Oxford Industries, Inc.	4,197,061
300	Paddy Power plc	33,923
55,720	Papa John’s International, Inc.	4,393,522
105,354	Papa Murphy’s Holdings, Inc.[e,f]	679,533
50,240	Penn National Gaming, Inc.[e]	681,757
13,800	Persimmon plc	324,472
3,260	Priceline Group, Inc.[e]	4,797,057
38,394	PVH Corporation	4,242,537
10,992	Ralph Lauren Corporation	1,111,731
28,030	Rent-A-Center, Inc.	354,299
14,810	Restoration Hardware Holdings, Inc.[e,f]	512,130
17,860	Retailmenot, Inc.[e]	176,635
81,514	Ross Stores, Inc.	5,241,350
12,510	Royal Caribbean Cruises, Ltd.	937,625
500	RTL Group SA	41,538
30,990	Ruth’s Hospitality Group, Inc.	437,579
15,170	Sally Beauty Holdings, Inc.[e,f]	389,566
48,000	Scripps Networks Interactive, Inc.	3,047,520
3,200	Sekisui House, Ltd.	54,517
19,700	Select Comfort Corporation[e]	425,520
3,300	SHOWA Corporation	17,389
14,460	Signet Jewelers, Ltd.	1,077,704
2,000	Sky plc	23,180
28,157	Sportsman’s Warehouse Holdings, Inc.[e]	296,212
21,180	Staples, Inc.	181,089
120,030	Starbucks Corporation	6,498,424
52,184	Stein Mart, Inc.	331,368
11,440	Steven Madden, Ltd.[e]	395,366
9,000	Sumitomo Forestry Company, Ltd.	120,453
5,700	Sumitomo Rubber Industries, Ltd.	86,218
400	Swatch Group AG	22,272
22,580	Tailored Brands, Inc.	354,506
10,500	Tatts Group, Ltd.	29,511
27,820	Tegna, Inc.	608,145
21,990	Tempur-Pedic International, Inc.[e,f]	1,247,713
16,499	Tenneco, Inc.[e]	961,397
8,320	Tiffany & Company[f]	604,282
60,750	Time, Inc.	879,660
63,710	TJX Companies, Inc.	4,764,234
96,097	Toll Brothers, Inc.[e]	2,869,456
75,808	Tower International, Inc.	1,826,973
400	Toyota Motor Corporation	23,203
138,578	Tuesday Morning Corporation[e]	828,696
2,730	Tupperware Brands Corporation	178,460
4,652	Ulta Salon Cosmetics & Fragrance, Inc.[e]	1,107,083
14,432	Under Armour, Inc., Class Ae,f	558,230
14,534	Under Armour, Inc., Class Ce	492,121
14,910	Vail Resorts, Inc.	2,339,081
106	Valora Holding AG	30,207
38,650	Vera Bradley, Inc.[e]	585,548
21,146	VF Corporation	1,185,233
10,130	Visteon Corporation	725,916
15,250	Vitamin Shoppe, Inc.[e]	409,463
5,000	Wacoal Holdings Corporation	56,439
76,570	Walt Disney Company	7,110,290
5,900	Whirlpool Corporation	956,744
1,300	Whitbread plc	65,978
53,090	Wingstop, Inc.[f]	1,555,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Consumer Discretionary (5.8%) - continued
8,335	Wolters Kluwer NV	$356,333
6,200	WPP plc	145,734
3,300	Yokohama Rubber Company, Ltd.	52,824
26,060	Yum! Brands, Inc.	2,366,509
46,640	Zoe’s Kitchen, Inc.[e,f]	1,034,942

	Total	300,169,679

Consumer Staples (1.5%)
45,168	AdvancePierre Foods Holdings, Inc.	1,244,830
5,000	Axfood AB	88,270
12,700	Blue Buffalo Pet Products, Inc.[e]	301,752
2,341	British American Tobacco plc	149,299
25,400	Brown-Forman Corporation	1,204,976
28,540	Campbell Soup Company	1,561,138
25,760	Casey’s General Stores, Inc.	3,095,064
128,160	Coca-Cola Company	5,423,731
8,900	Coca-Cola HBC AG	206,760
205,510	CVS Health Corporation	18,288,335
11,354	e.l.f. Beauty, Inc.[e,f]	319,274
1,800	Ebro Foods SA	41,869
35,210	Estee Lauder Companies, Inc.	3,118,198
140,120	Flowers Foods, Inc.[f]	2,118,614
11,410	General Mills, Inc.	728,871
290	George Weston, Ltd.	24,191
54,816	Hain Celestial Group, Inc.[e]	1,950,353
1,900	Henkel AG & Company KGaA	221,606
13,804	Imperial Brands plc	710,497
14,100	Ingredion, Inc.	1,876,146
5,474	J & J Snack Foods Corporation	652,063
1,800	Jeronimo Martins SGPS SA	31,197
2,000	Kao Corporation	113,076
900	Kesko Oyj	41,463
13,430	Kimberly-Clark Corporation	1,694,060
24,282	Koninklijke Ahold Delhaize NV	553,049
3,370	Lancaster Colony Corporation	445,143
7,300	Molson Coors Brewing Company	801,540
26,048	Monster Beverage Corporation[e]	3,824,107
2,700	Nestle SA	213,203
14,690	PepsiCo, Inc.	1,597,831
28,016	Philip Morris International, Inc.	2,723,716
119,230	Pinnacle Foods, Inc.	5,981,769
586	Premium Brands Holdings Corporation	27,604
22,930	Procter & Gamble Company	2,057,967
57,859	SpartanNash Company	1,673,282
2,200	Suedzucker AG	61,184
24,744	United Natural Foods, Inc.[e]	990,750
3,130	Universal Corporation	182,229
83,510	Walgreens Boots Alliance, Inc.	6,732,576
145,600	WhiteWave Foods Company[e]	7,925,008

	Total	80,996,591

Energy (5.7%)
8,810	Anadarko Petroleum Corporation	558,202
164,385	Archrock, Inc.	2,150,156
69,484	Atwood Oceanics, Inc.[f]	603,816
331,666	Baker Hughes, Inc.	16,739,183
6,615	Baytex Energy Corporation[e]	28,085
167,283	BP plc	975,043
38,918	Bristow Group, Inc.	545,630
16,810	California Resources Corporation[e,f]	210,125
332,057	Callon Petroleum Company[e]	5,213,295
341,150	Canadian Natural Resources, Ltd.	10,930,446
266,270	Chevron Corporation	27,404,508
43,665	Cimarex Energy Company	5,867,266
12,939	Clayton Williams Energy, Inc.[e,f]	1,105,508

Shares	Common Stock (40.8%)	Value
Energy (5.7%) - continued
132,790	Clean Energy Fuels Corporation[e,f]	$593,571
1,105,474	Cobalt International Energy, Inc.[e]	1,370,788
91,004	Concho Resources, Inc.[e]	12,499,399
98,860	ConocoPhillips	4,297,444
120,520	Continental Resources, Inc.[e]	6,262,219
2,631	Contura Energy, Inc.[e]	109,844
48,810	Delek US Holdings, Inc.	843,925
73,580	Devon Energy Corporation	3,245,614
24,990	Diamond Offshore Drilling, Inc.[f]	440,074
29,753	Diamondback Energy, Inc.[e]	2,872,355
129,892	Ensco plc	1,104,082
168,400	EOG Resources, Inc.	16,285,964
42,830	EP Energy Corporation[e,f]	187,595
265,271	EQT Corporation	19,263,980
92,270	Exxon Mobil Corporation	8,053,326
36,120	Frank’s International NV	469,560
27,840	Green Plains, Inc.	729,408
6,590	Gulfport Energy Corporation[e]	186,168
96,740	Halliburton Company	4,341,691
20,444	HollyFrontier Corporation	500,878
64,650	Hornbeck Offshore Services, Inc.[e,f]	355,575
11,550	Kinder Morgan, Inc.	267,152
916,108	Marathon Oil Corporation	14,483,667
395,330	Marathon Petroleum Corporation	16,046,445
9,360	Murphy Oil Corporation	284,544
345,210	Nabors Industries, Ltd.	4,197,754
10,220	Newfield Exploration Company[e]	444,161
7,880	Noble Energy, Inc.	281,631
92,965	Oasis Petroleum, Inc.[e]	1,066,309
9,820	Oceaneering International, Inc.	270,148
12,920	Oil States International, Inc.[e]	407,884
7,727	OMV AG	222,477
161,803	Parsley Energy, Inc.[e]	5,422,019
195,650	Patterson-UTI Energy, Inc.	4,376,690
2,900	PDC Energy, Inc.[e]	194,474
113,280	Pioneer Energy Services Corporation[e]	457,651
41,150	Pioneer Natural Resources Company	7,639,498
265,220	Rowan Companies plc	4,020,735
6,660	Royal Dutch Shell plc	166,199
188,972	Royal Dutch Shell plc ADR	9,461,828
286	Royal Dutch Shell plc, Class A	7,115
15,327	Royal Dutch Shell plc, Class B	397,361
99,485	RPC, Inc.[e,f]	1,671,348
14,410	RSP Permian, Inc.[e]	558,820
247,270	Schlumberger, Ltd.	19,445,313
30,020	SemGroup Corporation	1,061,507
8,040	SM Energy Company	310,183
6,461	Statoil ASA	108,469
550,910	Suncor Energy, Inc. ADR	15,304,280
8,220	Superior Energy Services, Inc.	147,138
38,770	Teekay Corporation[f]	298,917
90,801	Teekay Tankers, Ltd.	229,727
52,394	Tesco Corporation	427,535
129,410	TETRA Technologies, Inc.[e]	790,695
6,024	Total SAf	286,506
69,918	U.S. Silica Holdings, Inc.[f]	3,255,382
1,690	Vantage Drilling International[e]	133,510
1,389,230	Weatherford International plc[e]	7,807,473
1,287,600	WPX Energy, Inc.[e]	16,983,444

	Total	295,280,712

Financials (4.5%)
27,528	Affiliated Managers Group, Inc.[e]	3,983,302
3,800	AIA Group, Ltd.	25,554
6,300	Allianz SE	936,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Financials (4.5%) - continued
35,520	Allied World Assurance Company Holdings AG	$1,435,718
11,420	American Capital Mortgage Investment Corporation	196,310
9,440	American Financial Group, Inc.	708,000
30,810	American International Group, Inc.	1,828,265
77,457	Ameris Bancorp	2,707,122
13,580	AMERISAFE, Inc.	798,232
96,890	Anworth Mortgage Asset Corporation	476,699
35,649	Argo Group International Holdings, Ltd.	2,011,317
49,670	Aspen Insurance Holdings, Ltd.	2,314,125
15,440	Associated Banc-Corp	302,470
142,190	Assured Guaranty, Ltd.	3,945,772
14,200	Australia & New Zealand Banking Group, Ltd.	302,482
24,600	Banco Santander SA	109,135
86,920	BancorpSouth, Inc.	2,016,544
305,370	Bank of America Corporation	4,779,041
17,200	Bank of East Asia, Ltd.	70,200
3,398	Bank of Montreal	222,666
34,170	Bank of New York Mellon Corporation	1,362,700
11,645	Bank of Nova Scotia	617,066
50,852	Bank of the Ozarks, Inc.	1,952,717
19,520	BankFinancial Corporation	247,904
87,280	BB&T Corporation	3,292,202
56,580	Beneficial Bancorp, Inc.	832,292
95,540	Blackstone Group, LP	2,439,136
167,440	Boston Private Financial Holdings, Inc.	2,148,255
79,800	Brookline Bancorp, Inc.	972,762
40,220	Brown & Brown, Inc.	1,516,696
342	Canadian Imperial Bank of Commerce	26,519
1,230	Canadian Western Bank	23,673
29,600	Capital One Financial Corporation	2,126,168
211,520	Capstead Mortgage Corporation	1,994,634
23,640	Cathay General Bancorp	727,639
46,000	Central Pacific Financial Corporation	1,158,740
17,200	Charles Schwab Corporation	543,004
41,424	Chemical Financial Corporation	1,828,041
7,000	Chiba Bank, Ltd.	39,754
17,280	Chubb, Ltd.	2,171,232
4,184	CI Financial Corporation	80,271
139,020	Citigroup, Inc.	6,565,915
23,500	Clifton Bancorp, Inc.	359,315
8,000	CNP Assurances	134,408
183,142	CoBiz Financial, Inc.	2,437,620
40,332	Columbia Banking System, Inc.	1,319,663
67,890	Comerica, Inc.	3,212,555
1,300	Danske Bank AS	38,033
25,932	Direct Line Insurance Group plc	122,495
203,350	E*TRADE Financial Corporation[e]	5,921,552
114,663	East West Bancorp, Inc.	4,209,279
4,920	Eaton Vance Corporation	192,126
45,874	Employers Holdings, Inc.	1,368,421
12,450	Endurance Specialty Holdings, Ltd.	814,852
25,990	Enova International, Inc.[e]	251,583
7,200	Erste Group Bank AG	213,205
61,902	Essent Group, Ltd.[e]	1,647,212
31,527	Evercore Partners, Inc.	1,623,956
1,400	EXOR SPA	56,688
41,510	F.N.B. Corporation	510,573
29,000	Federated Investors, Inc.	859,270
246,640	Fifth Third Bancorp	5,046,254
15,560	First American Financial Corporation	611,197

Shares	Common Stock (40.8%)	Value
Financials (4.5%) - continued
120,270	First Commonwealth Financial Corporation	$1,213,524
28,580	First Financial Bancorp	624,187
12,440	First Financial Corporation	506,059
26,360	First Horizon National Corporation	401,463
9,950	First Merchants Corporation	266,163
152,410	First Midwest Bancorp, Inc.	2,950,658
15,170	First NBC Bank Holding Company[e]	143,205
83,661	First Republic Bank	6,451,100
35,700	FlexiGroup, Ltd.	63,742
6,010	Franklin Resources, Inc.	213,776
53,000	Fukuoka Financial Group, Inc.	220,286
132,320	Genworth Financial, Inc.[e]	656,307
1,962	Genworth MI Canada, Inc.[f]	50,488
34,769	Glacier Bancorp, Inc.	991,612
62,750	Goldman Sachs Group, Inc.	10,119,692
82,520	Great Western Bancorp, Inc.	2,749,566
78,197	Green Bancorp, Inc.[e]	854,693
31,230	Greenhill & Company, Inc.	736,091
200	Groupe Bruxelles Lambert SA	17,753
40,460	Hancock Holding Company	1,312,118
6,700	Hang Seng Bank, Ltd.	120,274
175,443	Hanmi Financial Corporation	4,621,169
3,100	Hannover Rueckversicherung SE	332,307
19,440	Hanover Insurance Group, Inc.	1,466,165
16,210	Hartford Financial Services Group, Inc.	694,112
43,400	Henderson Group plc	130,282
88,608	Home BancShares, Inc.	1,843,932
7,490	HomeStreet, Inc.[e]	187,699
10,770	Hometrust Bancshares, Inc.[e]	199,245
129,891	Hope Bancorp, Inc.	2,256,207
55,670	Horace Mann Educators Corporation	2,040,305
50,754	Houlihan Lokey, Inc.	1,271,388
237,050	Huntington Bancshares, Inc.	2,337,313
6,142	Infinity Property & Casualty Corporation	507,513
1,761	Intact Financial Corporation	127,302
24,059	Intercontinental Exchange, Inc.	6,480,532
85,290	Invesco, Ltd.	2,667,018
33,900	Investec plc	206,645
81,180	Investors Bancorp, Inc.	974,972
198,121	Janus Capital Group, Inc.	2,775,675
337,620	KeyCorp	4,108,835
49,266	Kinsale Capital Group, Inc.	1,083,852
6,140	Lazard, Ltd.	223,250
9,809	Lincoln National Corporation	460,827
19,540	LPL Financial Holdings, Inc.[f]	584,441
18,900	M&T Bank Corporation	2,194,290
4,500	Macquarie Group, Ltd.	284,600
450	Markel Corporation[e]	417,946
74,440	MetLife, Inc.	3,307,369
111,000	Mizuho Financial Group, Inc.	187,084
96,980	Morgan Stanley	3,109,179
2,100	MS and AD Insurance Group Holdings, Inc.	58,530
2,100	National Australia Bank, Ltd.	45,142
53,270	National Bank Holdings Corporation	1,244,920
13,053	National Bank of Canada	462,842
3,110	Navigators Group, Inc.	301,421
25,790	NMI Holdings, Inc.[e]	196,520
6,300	Nordea Bank AB	62,562
2,710	Northern Trust Corporation	184,253
50,120	NorthStar Realty Europe Corporation	548,814
9,300	Old Mutual plc	24,377
64,455	PacWest Bancorp	2,765,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Financials (4.5%) - continued
4,270	Piper Jaffray Companies[e]	$206,241
7,954	Power Corporation of Canada	168,483
1,128	Power Financial Corporation	26,138
51,410	Primerica, Inc.[f]	2,726,272
21,260	Principal Financial Group, Inc.	1,095,103
3,770	Prosperity Bancshares, Inc.	206,935
51,700	Provident Financial Services, Inc.	1,097,591
66,563	Raymond James Financial, Inc.	3,874,632
13,180	Redwood Trust, Inc.	186,629
40,955	Renasant Corporation	1,377,317
3,567	Safety Insurance Group, Inc.	239,774
43,043	Sandy Spring Bancorp, Inc.	1,316,255
1,404	Schroders plc	49,029
7,670	SEI Investments Company	349,829
528,170	SLM Corporation[e]	3,945,430
29,440	Stewart Information Services Corporation	1,308,608
105,319	Stifel Financial Corporation[e]	4,049,516
28,580	SunTrust Banks, Inc.	1,251,804
50,079	SVB Financial Group[e]	5,535,733
5,200	Swiss Re AG	469,656
104,820	Synchrony Financial	2,934,960
82,910	Synovus Financial Corporation	2,697,062
12,600	T&D Holdings, Inc.	142,142
1,000	Talanx AG	30,515
160,230	TCF Financial Corporation	2,324,937
94,284	TD Ameritrade Holding Corporation	3,322,568
10,710	Territorial Bancorp, Inc.	306,949
700	Tokio Marine Holdings, Inc.	26,845
2,130	Toronto-Dominion Bank	94,555
25,395	TriCo Bancshares	679,824
136,010	TrustCo Bank Corporation	964,311
9,780	Trustmark Corporation	269,537
7,130	Union Bankshares Corporation	190,870
4,990	United Bankshares, Inc.[f]	187,973
70,990	United Community Banks, Inc.	1,492,210
73,700	United Financial Bancorp, Inc.	1,020,008
16,514	United Overseas Bank, Ltd.	229,112
9,570	Unum Group	337,917
11,960	Virtu Financial, Inc.	179,041
11,050	Voya Financial, Inc.	318,461
26,466	Western Alliance Bancorp[e]	993,534
15,900	Westpac Banking Corporation	361,760
12,970	Wintrust Financial Corporation	720,743
41,010	WisdomTree Investments, Inc.[f]	421,993
14,323	WSFS Financial Corporation	522,646
283,063	Zions Bancorporation	8,780,614

	Total	235,458,198

Health Care (5.1%)
286,612	Abbott Laboratories	12,120,822
26,854	ABIOMED, Inc.[e]	3,452,887
57,486	Acadia Healthcare Company, Inc.[e,f]	2,848,431
5,360	Acceleron Pharma, Inc.[e]	193,978
7,890	Aceto Corporation	149,831
30,250	Advaxis, Inc.[e,f]	323,373
29,110	Aerie Pharmaceuticals, Inc.[e]	1,098,611
19,750	Aetna, Inc.	2,280,138
100,438	Akorn, Inc.[e]	2,737,940
106,680	Alexion Pharmaceuticals, Inc.[e]	13,072,567
23,852	Align Technology, Inc.[e]	2,236,125
76,626	Allergan plc[e]	17,647,734
16,610	Amgen, Inc.	2,770,714
27,210	Analogic Corporation	2,410,806
99,313	Asterias Biotherapeutics, Inc.[e,f]	421,087
2,584	Atrion Corporation	1,102,334

Shares	Common Stock (40.8%)	Value
Health Care (5.1%) - continued
3,810	Biogen, Inc.[e]	$1,192,644
28,474	BioMarin Pharmaceutical, Inc.[e]	2,634,415
11,450	Boston Scientific Corporation[e]	272,510
9,600	Bristol-Myers Squibb Company	517,632
10,487	C.R. Bard, Inc.	2,352,024
62,072	Cardiovascular Systems, Inc.[e]	1,473,589
32,410	Catalent, Inc.[e]	837,474
163,870	Celgene Corporation[e]	17,129,331
31,354	Centene Corporation[e]	2,099,464
2,480	Charles River Laboratories International, Inc.[e]	206,683
8,390	Chemed Corporation	1,183,577
12,380	CONMED Corporation	495,943
42,000	Cooper Companies, Inc.	7,528,920
13,870	Cross Country Healthcare, Inc.[e]	163,389
2,400	CSL, Ltd.	197,354
73,470	Dentsply Sirona, Inc.	4,366,322
62,924	Depomed, Inc.[e,f]	1,572,471
17,350	Dexcom, Inc.[e]	1,520,901
57,020	Edwards Lifesciences Corporation[e]	6,874,331
6,540	Emergent Biosolutions, Inc.[e]	206,206
54,030	Ensign Group, Inc.	1,087,624
92,415	Envision Healthcare Holdings, Inc.[e]	2,058,082
4,854	Essilor International SA	626,148
43,560	Express Scripts Holding Company[e]	3,072,287
266,505	Gilead Sciences, Inc.	21,085,876
12,370	Global Blood Therapeutics, Inc.[e,f]	285,129
10,390	Globus Medical, Inc.[e]	234,502
3,700	Grifols SA	79,755
5,640	Halyard Health, Inc.[e]	195,482
19,200	HCA Holdings, Inc.[e]	1,452,096
25,137	HealthEquity, Inc.[e]	951,435
24,540	Healthways, Inc.[e]	649,328
16,170	Heska Corporation[e]	880,133
3,900	Hikma Pharmaceuticals plc	101,874
11,250	Hill-Rom Holdings, Inc.	697,275
104,230	Hologic, Inc.[e]	4,047,251
330	ICON plc[e]	25,532
8,290	ICU Medical, Inc.[e]	1,047,690
20,649	Impax Laboratories, Inc.[e]	489,381
50,789	Inogen, Inc.[e]	3,042,261
94,917	Intersect ENT, Inc.[e]	1,503,485
13,170	Intra-Cellular Therapies, Inc.[e]	200,711
45,526	Ironwood Pharmaceuticals, Inc.[e]	722,953
75,880	Kindred Healthcare, Inc.	775,494
700	Lonza Group AG	133,979
22,360	Magellan Health Services, Inc.[e]	1,201,403
67,638	Medtronic plc	5,843,923
122,210	Merck & Company, Inc.	7,627,126
2,100	Merck KGaA	226,517
7,008	Mettler-Toledo International, Inc.[e]	2,942,169
57,200	Mylan NVe	2,180,464
19,634	National Healthcare Corporation	1,295,648
5,780	Natural Health Trends Corporation[f]	163,343
3,240	Neogen Corporation[e]	181,246
39,814	Neurocrine Biosciences, Inc.[e]	2,016,181
39,064	Nevro Corporation[e,f]	4,077,891
6,900	Novartis AG	544,550
6,900	Novo Nordisk AS	287,583
99,520	NuVasive, Inc.[e]	6,634,003
62,810	Omnicell, Inc.[e]	2,405,623
97,710	OraSure Technologies, Inc.[e]	778,749
11,370	Orthofix International NVe	486,295
57,740	PDL BioPharma, Inc.	193,429
35,830	PerkinElmer, Inc.	2,010,421
24,790	Perrigo Company plc	2,288,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Health Care (5.1%) - continued
257,550	Pfizer, Inc.	$8,723,219
26,790	PharMerica Corporation[e]	751,995
8,600	Prothena Corporation plc[e]	515,742
6,630	Puma Biotechnology, Inc.[e,f]	444,542
5,830	ResMed, Inc.	377,726
50,930	Roche Holding AG ADR	1,577,302
800	Roche Holding AG-Genusschein	198,799
6,000	Sanofi	456,908
75,511	Team Health Holdings, Inc.[e]	2,458,638
48,905	Teleflex, Inc.	8,218,485
34,753	Triple-S Management Corporation[e]	762,133
48,196	UnitedHealth Group, Inc.	6,747,440
42,497	Universal Health Services, Inc.	5,236,480
9,780	VCA Antech, Inc.[e]	684,404
65,190	Veeva Systems, Inc.[e]	2,691,043
128,177	Vertex Pharmaceuticals, Inc.[e]	11,178,316
6,550	Waters Corporation[e]	1,038,110
2,110	Wellcare Health Plans, Inc.[e]	247,060
24,760	West Pharmaceutical Services, Inc.	1,844,620
47,800	Wright Medical Group NVe	1,172,534
33,020	Ziopharm Oncology, Inc.[e,f]	185,903
39,660	Zoetis, Inc.	2,062,717

	Total	264,097,862

Industrials (4.7%)
41,349	3M Company	7,286,934
6,000	ABB, Ltd.	135,228
29,550	ABM Industries, Inc.	1,173,135
2,000	Adecco SA	112,731
49,166	Aegion Corporation[e]	937,596
11,750	Aerovironment, Inc.[e]	286,818
19,500	AGCO Corporation	961,740
25,313	Air New Zealand, Ltd.	34,336
7,000	Allison Transmission Holdings, Inc.	200,760
3,300	Amada Holdings Company, Ltd.	34,328
900	Andritz AG	48,976
81,710	Ardmore Shipping Corporation	575,238
17,000	Asahi Glass Company, Ltd.	109,921
20,748	Astec Industries, Inc.	1,242,183
1,100	Atlas Copco Aktiebolag	33,115
37,050	AZZ, Inc.	2,418,254
50,376	B/E Aerospace, Inc.	2,602,424
2,700	Babcock International Group plc	36,147
40,530	Barnes Group, Inc.	1,643,492
1,500	Berendsen plc	24,115
18,310	Boeing Company	2,412,159
7,320	Brady Corporation	253,345
400	Brenntag AG	21,860
168,910	BWX Technologies, Inc.	6,481,077
4,419	Canadian National Railway Company	288,863
1,900	Capita plc	16,459
42,130	Carlisle Companies, Inc.	4,321,274
15,950	Caterpillar, Inc.	1,415,881
15,000	Cathay Pacific Airways, Ltd.	20,969
15,630	CBIZ, Inc.[e]	174,900
11,710	CEB, Inc.	637,844
21,522	CIRCOR International, Inc.	1,281,850
48,883	CLARCOR, Inc.	3,177,395
30,300	Colfax Corporation[e]	952,329
46,638	Comfort Systems USA, Inc.	1,366,960
37,620	Commercial Vehicle Group, Inc.[e]	217,444
43,600	Copart, Inc.[e]	2,335,216
6,270	Crane Company	395,073
73,660	CSX Corporation	2,246,630
90,990	Cummins, Inc.	11,660,368
21,340	Curtiss-Wright Corporation	1,944,287

Shares	Common Stock (40.8%)	Value
Industrials (4.7%) - continued
4,000	Dai Nippon Printing Company, Ltd.	$39,239
2,862	Dart Group plc	15,543
200	DCC plc	18,171
125,470	Delta Air Lines, Inc.	4,938,499
2,380	Deluxe Corporation	159,032
3,100	Deutsche Post AG	97,057
49,240	Donaldson Company, Inc.	1,838,129
2,100	DSV AS	104,780
2,500	East Japan Railway Company	225,660
58,343	EMCOR Group, Inc.	3,478,410
31,160	EnerSys	2,155,960
9,195	Equifax, Inc.	1,237,463
31,910	ESCO Technologies, Inc.	1,481,262
6,540	Expeditors International of Washington, Inc.	336,941
46,008	Federal Signal Corporation	610,066
3,110	Flowserve Corporation	150,026
600	Flughafen Zuerich AG	117,296
6,710	Fortive Corporation	341,539
85,650	Fortune Brands Home and Security, Inc.	4,976,265
29,716	Franklin Electric Company, Inc.	1,209,738
1,400	Fraport AG Frankfurt Airport Services Worldwide	76,623
23,240	GasLog, Ltd.[f]	338,142
44,800	Gener8 Maritime, Inc.[e]	229,376
31,970	General Dynamics Corporation	4,960,465
8,620	Genesee & Wyoming, Inc.[e]	594,349
41,454	Gibraltar Industries, Inc.[e]	1,540,016
86,719	Granite Construction, Inc.	4,313,403
7,800	Greenbrier Companies, Inc.[f]	275,340
20,020	H&E Equipment Services, Inc.	335,535
13,350	Hackett Group, Inc.	220,542
110,170	Harsco Corporation	1,093,988
5,410	HD Supply Holdings, Inc.[e]	173,012
53,241	Healthcare Services Group, Inc.	2,107,279
34,685	Heico Corporation	2,400,202
15,290	Herman Miller, Inc.	437,294
28,040	Hexcel Corporation	1,242,172
1,600	Hitachi Transport System, Ltd.	31,971
4,039	HNI Corporation	160,752
600	Hochtief AG	84,675
26,704	Honeywell International, Inc.	3,113,419
10,574	Hub Group, Inc.[e]	430,996
29,260	Hubbell, Inc.	3,152,472
11,900	Huntington Ingalls Industries, Inc.	1,825,698
28,117	Huron Consulting Group, Inc.[e]	1,680,272
13,440	ICF International, Inc.[e]	595,661
2,100	Inaba Denki Sangyo Company, Ltd.	75,907
88,400	Ingersoll-Rand plc	6,005,896
15,010	Insperity, Inc.	1,090,326
5,590	Insteel Industries, Inc.	202,582
9,580	Interface, Inc.	159,890
38,800	ITOCHU Corporation	488,475
10,570	ITT Corporation	378,829
1,200	Jardine Matheson Holdings, Ltd.	72,732
21,663	JB Hunt Transport Services, Inc.	1,757,736
17,867	Johnson Controls International plc	831,352
4,000	Kamigumi Company, Ltd.	34,896
4,940	Kansas City Southern	461,001
125,470	Kennametal, Inc.	3,641,139
46,814	Kforce, Inc.	959,219
30,170	Kirby Corporation[e]	1,875,367
10,000	KITZ Corporation	55,347
24,840	Knight Transportation, Inc.	712,660
10,200	KONE Oyj	517,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Industrials (4.7%) - continued
2,307	Koninklijke Boskalis Westminster NV	$82,108
78,360	Korn/Ferry International	1,645,560
500	Kuehne & Nagel International AG	72,663
1,800	Kurita Water Industries, Ltd.	42,770
400	Legrand SA	23,581
72,060	Lincoln Electric Holdings, Inc.	4,512,397
10,360	Lindsay Corporation[f]	766,433
19,870	Manpower, Inc.	1,435,806
13,300	Marubeni Corporation	68,323
51,150	Masco Corporation	1,754,957
14,600	Meggitt plc	85,215
99,940	Meritor, Inc.[e]	1,112,332
28,138	Middleby Corporation[e]	3,478,420
3,900	MIRAIT Holdings Corporation	33,232
12,000	Mitsubishi Electric Corporation	153,801
4,000	Mitsuboshi Belting, Ltd.	33,989
24,400	Mitsui & Company, Ltd.	338,157
29,150	Moog, Inc.[e]	1,735,591
35,332	MSA Safety, Inc.	2,050,669
13,920	MSC Industrial Direct Company, Inc.	1,021,867
4,920	Mueller Industries, Inc.	159,506
27,620	MYR Group, Inc.[e]	831,362
72,267	Navigant Consulting, Inc.[e]	1,461,239
23,560	NCI Building Systems, Inc.[e]	343,740
27,244	Nielsen Holdings plc	1,459,461
7,000	Nippon Express Company, Ltd.	32,725
7,000	Nitto Kogyo Corporation	91,890
15,626	Nordson Corporation	1,556,818
22,420	Norfolk Southern Corporation	2,176,085
1,640	Northrop Grumman Corporation	350,878
18,547	Old Dominion Freight Line, Inc.[e]	1,272,510
59,316	On Assignment, Inc.[e]	2,152,578
85,336	Oshkosh Corporation	4,778,816
2,520	Parker Hannifin Corporation	316,336
12,220	Pentair, Ltd.	785,013
92,902	PGT, Inc.[e]	991,264
41,846	Proto Labs, Inc.[e,f]	2,506,994
14,330	Quanex Building Products Corporation	247,336
1,700	Randstad Holding NV	77,304
89,420	Raven Industries, Inc.	2,059,343
11,150	Raytheon Company	1,517,850
2,110	RBC Bearings, Inc.[e]	161,373
20,840	Resources Connection, Inc.	311,350
6,960	Rexnord Corporation[e]	149,014
248	Rieter Holding AG	50,313
10,140	Rockwell Automation, Inc.	1,240,528
33,320	Rockwell Collins, Inc.	2,810,209
6,880	Rollins, Inc.	201,446
15,042	Roper Industries, Inc.	2,744,714
4,400	Ryder System, Inc.	290,180
60,233	Saia, Inc.[e]	1,804,581
3,600	Sanwa Holdings Corporation	34,852
100	Schindler Holding AG	18,941
700	Schindler Holding AG, Participation Certificate	131,448
3,500	Siemens AG	410,413
2,000	Skanska AB	46,725
3,600	SKF AB	62,170
5,900	Smiths Group plc	111,995
179,031	Southwest Airlines Company	6,962,516
31,800	SPX FLOW, Inc.[e]	983,256
2,670	Stanley Black & Decker, Inc.	328,357
7,140	TASER International, Inc.[e]	204,275
37,700	Tennant Company	2,442,960
11,690	Tetra Tech, Inc.	414,644

Shares	Common Stock (40.8%)	Value
Industrials (4.7%) - continued
15,339	Textron, Inc.	$609,725
4,180	Toro Company	195,791
1,000	TOTO, Ltd.	37,807
77,010	TransUnion[e]	2,656,845
6,290	TrueBlue, Inc.[e]	142,531
3,790	UniFirst Corporation	499,749
193,098	Union Pacific Corporation	18,832,848
21,900	United Continental Holdings, Inc.[e]	1,149,093
35,170	United Parcel Service, Inc.	3,846,191
23,279	United Rentals, Inc.[e]	1,827,169
11,756	Universal Forest Products, Inc.	1,157,848
33,649	Universal Truckload Services, Inc.	451,570
5,600	Vinci SA	428,841
16,150	WABCO Holdings, Inc.[e]	1,833,510
34,203	WageWorks, Inc.[e]	2,083,305
76,243	Waste Connections, Inc.	5,695,352
6,339	Watsco, Inc.	893,165
1,545	WSP Global, Inc.	48,672
30,900	Xylem, Inc.	1,620,705
22,310	YRC Worldwide, Inc.[e]	274,859
900	Yuasa Trading Company, Ltd.	20,677

	Total	247,624,996

Information Technology (9.4%)
5,196	Advanced Energy Industries, Inc.[e]	245,875
135,570	Agilent Technologies, Inc.	6,383,991
76,045	Akamai Technologies, Inc.[e]	4,029,625
11,300	Alliance Data Systems Corporation[e]	2,424,189
36,043	Alphabet, Inc., Class Ae	28,980,735
28,447	Alphabet, Inc., Class Ce	22,111,569
28,803	Ambarella, Inc.[e,f]	2,120,189
39,370	Amkor Technology, Inc.[e]	382,676
88,784	Amphenol Corporation	5,763,857
56,990	Analog Devices, Inc.	3,673,005
6,561	ANSYS, Inc.[e]	607,614
243,076	Apple, Inc.	27,479,742
80,002	Applied Materials, Inc.	2,412,060
76,988	Arista Networks, Inc.[e,f]	6,550,139
40,580	Aspen Technology, Inc.[e]	1,898,738
16,860	AVX Corporation	232,499
24,240	Bankrate, Inc.[e]	205,555
3,140	Belden, Inc.	216,629
61,300	Blackhawk Network Holdings, Inc.[e]	1,849,421
164,610	Booz Allen Hamilton Holding Corporation	5,203,322
2,460	Broadcom, Ltd.	424,399
7,140	Broadridge Financial Solutions, Inc.	484,021
77,243	Brocade Communications Systems, Inc.	712,953
99,978	Brooks Automation, Inc.	1,360,701
28,910	CA, Inc.	956,343
22,502	Cabot Microelectronics Corporation	1,190,581
22,861	CACI International, Inc.[e]	2,306,675
3,800	Canon, Inc.	110,323
39,531	Cavium, Inc.[e]	2,300,704
9,850	CDK Global, Inc.	564,996
4,780	Check Point Software Technologies, Ltd.[e]	370,976
79,961	Ciena Corporation[e]	1,743,150
4,900	Cirrus Logic, Inc.[e]	260,435
480,370	Cisco Systems, Inc.	15,237,336
40,595	Cognex Corporation	2,145,852
52,660	Cognizant Technology Solutions Corporation[e]	2,512,409
8,660	Coherent, Inc.[e]	957,276
71,640	CommVault Systems, Inc.[e]	3,806,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Information Technology (9.4%) - continued
24,970	Comtech Telecommunications Corporation	$319,866
35,940	Convergys Corporation	1,093,295
56,300	CoreLogic, Inc.[e]	2,208,086
100,419	Criteo SA ADR[e,f]	3,525,711
8,640	CTS Corporation	160,704
13,135	Dell Technologies, Inc.[e]	627,853
66,852	DST Systems, Inc.	7,883,188
28,670	EarthLink Holdings Corporation	177,754
53,160	eBay, Inc.[e]	1,748,964
46,040	Entegris, Inc.[e]	802,017
49,440	Envestnet, Inc.[e]	1,802,088
18,190	EVERTEC, Inc.	305,228
15,240	ExlService Holdings, Inc.[e]	759,562
12,210	F5 Networks, Inc.[e]	1,521,854
30,742	Fabrinet[e]	1,370,786
310,000	Facebook, Inc.[e]	39,763,700
70,130	Finisar Corporation[e]	2,089,874
12,600	Fitbit, Inc.[e,f]	186,984
130,510	FLIR Systems, Inc.	4,100,624
80,221	Fortinet, Inc.[e]	2,962,561
8,200	FUJIFILM Holdings NPV	303,752
13,370	Genpact, Ltd.[e]	320,211
105,147	Guidewire Software, Inc.[e]	6,306,717
1,800	Halma plc	24,438
700	Hoya Corporation	28,159
26,990	HP, Inc.	419,155
12,380	IAC/InterActiveCorporation	773,379
103,610	Intel Corporation	3,911,277
88,573	Ixia[e]	1,107,162
53,727	Juniper Networks, Inc.	1,292,672
6,730	Keysight Technologies, Inc.[e]	213,274
26,580	Knowles Corporation[e]	373,449
1,900	Kyocera Corporation	91,301
37,850	Lam Research Corporation	3,584,773
17,900	Liberty Tripadvisor Holdings, Inc.[e]	391,115
37,340	Lionbridge Technologies, Inc.[e]	186,700
8,365	Littelfuse, Inc.	1,077,496
51,390	M/A-COM Technology Solutions Holdings, Inc.[e]	2,175,853
20,794	Manhattan Associates, Inc.[e]	1,198,150
29,340	Marvell Technology Group, Ltd.	389,342
125,550	MasterCard, Inc.	12,777,223
66,856	Maxim Integrated Products, Inc.	2,669,560
7,800	MAXIMUS, Inc.	441,168
39,708	Methode Electronics, Inc.	1,388,589
900	Micro Focus International plc	25,618
106,690	Microsemi Corporation[e]	4,478,846
543,790	Microsoft Corporation	31,322,304
28,460	Mobileye NVe	1,211,542
70,731	Monolithic Power Systems, Inc.	5,693,845
21,481	Nanometrics, Inc.[e]	479,886
80,370	National Instruments Corporation	2,282,508
3,700	NEC Networks & System Integration Corporation	63,026
1,200	Nice, Ltd.	79,904
27,826	Nice, Ltd. ADR	1,862,672
2,000	NS Solutions Corporation	34,951
500	NTT Data Corporation	24,972
198,761	NVIDIA Corporation	13,619,104
40,306	NXP Semiconductors NVe	4,111,615
151,815	Oclaro, Inc.[e]	1,298,018
43,390	ON Semiconductor Corporation[e]	534,565
250,620	Oracle Corporation	9,844,354
400	Oracle Corporation Japan	22,599
6,950	OSI Systems, Inc.[e]	454,391

Shares	Common Stock (40.8%)	Value
Information Technology (9.4%) - continued
9,760	Palo Alto Networks, Inc.[e]	$1,555,061
121,050	Pandora Media, Inc.[e,f]	1,734,646
52,700	Paylocity Holding Corporation[e,f]	2,343,042
426,078	PayPal Holdings, Inc.[e]	17,456,416
67,725	Pegasystems, Inc.	1,997,210
42,844	Progress Software Corporation[e]	1,165,357
70,655	Proofpoint, Inc.[e]	5,288,527
27,670	PTC, Inc.[e]	1,226,058
66,269	Q2 Holdings, Inc.[e]	1,899,270
3,130	Qorvo, Inc.[e]	174,466
50,080	QUALCOMM, Inc.	3,430,480
6,360	Qualys, Inc.[e]	242,888
35,020	RealPage, Inc.[e]	900,014
28,100	Red Hat, Inc.[e]	2,271,323
330,720	Salesforce.com, Inc.[e]	23,590,258
300	SAP SE	27,436
7,480	ScanSource, Inc.[e]	273,020
23,498	ServiceNow, Inc.[e]	1,859,867
48,540	ShoreTel, Inc.[e]	388,320
5,350	Splunk, Inc.[e]	313,938
43,900	SS&C Technologies Holdings, Inc.	1,411,385
7,570	Stratasys, Ltd.[e]	182,361
62,814	Synopsys, Inc.[e]	3,728,011
119,624	Teradyne, Inc.	2,581,486
7,430	Tessera Technologies, Inc.	285,609
69,370	Texas Instruments, Inc.	4,868,387
700	Trend Micro, Inc.	24,420
22,570	Trimble Navigation, Ltd.[e]	644,599
22,590	Tyler Technologies, Inc.[e]	3,868,086
27,627	Ultimate Software Group, Inc.[e]	5,646,682
600	United Internet AG	26,572
150,715	Virtusa Corporation[e]	3,719,646
313,550	Visa, Inc.	25,930,585
263,250	Xilinx, Inc.	14,305,005

	Total	487,877,558

Materials (2.0%)
1,800	Adeka Corporation	24,904
35,100	Agnico Eagle Mines, Ltd.	1,901,718
600	Air Liquide SA	64,342
15,230	Air Products and Chemicals, Inc.	2,289,678
183,750	Alcoa, Inc.	1,863,225
2,100	Amcor, Ltd.	24,459
23,763	American Vanguard Corporation	381,634
21,100	Avery Dennison Corporation	1,641,369
23,039	Balchem Corporation	1,786,214
29,350	Ball Corporation	2,405,232
195,600	Barrick Gold Corporation	3,466,032
25,100	BHP Billiton, Ltd.	434,795
29,010	Boise Cascade Company[e]	736,854
18,290	Cabot Corporation	958,579
4,100	Caesarstone Sdot-Yam, Ltd.[e]	154,611
13,550	Carpenter Technology Corporation	559,073
54,967	Celanese Corporation	3,658,604
59,099	Chemtura Corporation[e]	1,939,038
16,626	Clearwater Paper Corporation[e]	1,075,203
14,150	Continental Building Products, Inc.[e]	297,009
1,300	Croda International plc	58,661
58,150	Crown Holdings, Inc.[e]	3,319,783
21,600	Daicel Corporation	272,961
5,000	Denki Kagaku Kogyo KK	21,654
42,610	Dow Chemical Company	2,208,476
7,150	Eagle Materials, Inc.	552,695
37,639	Eastman Chemical Company	2,547,408
31,480	Ecolab, Inc.	3,831,746
135,850	Eldorado Gold Corporation[e]	533,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Materials (2.0%) - continued
800	Evonik Industries AG	$27,084
27,280	Ferro Corporation[e]	376,737
57,670	Ferroglobe plc	520,760
71,883	FMC Corporation	3,474,824
153,920	Freeport-McMoRan, Inc.	1,671,571
133,200	Goldcorp, Inc.	2,200,464
11,800	Graphic Packaging Holding Company	165,082
2,900	Hexpol AB	26,003
8,925	Ingevity Corporation[e]	411,443
5,730	Innophos Holdings, Inc.	223,642
13,753	Innospec, Inc.	836,320
103,480	International Paper Company	4,964,970
2,300	JSR Corporation	36,150
48,960	KapStone Paper and Packaging Corporation	926,323
234,450	Kinross Gold Corporation[e]	987,035
8,350	Koppers Holdings, Inc.[e]	268,703
4,500	Kuraray Company, Ltd.	66,758
9,100	Martin Marietta Materials, Inc.	1,629,901
25,730	Materion Corporation	790,168
24,870	Methanex Corporation[f]	887,362
11,040	Minerals Technologies, Inc.	780,418
11,200	Mitsubishi Chemical Holdings Corporation	70,217
2,000	Mitsubishi Gas Chemical Company, Inc.	28,634
1,400	Mitsubishi Materials Corporation	38,293
93,960	Mosaic Company	2,298,262
65,565	Myers Industries, Inc.	851,689
107,860	Newmont Mining Corporation	4,237,819
500	Nippon Shokubai Company, Ltd.	31,237
300	Nitto Denko Corporation	19,484
45,669	Norsk Hydro ASA	197,462
70,340	Nucor Corporation	3,478,313
10,800	Nutanix, Inc.[e]	399,600
31,350	OMNOVA Solutions, Inc.[e]	264,594
12,500	Orora, Ltd.	30,316
100,400	Owens-Illinois, Inc.[e]	1,846,356
79,440	Packaging Corporation of America	6,455,294
9,550	PolyOne Corporation	322,885
3,520	Quaker Chemical Corporation	372,874
22,490	Rayonier Advanced Materials, Inc.	300,691
10,020	Reliance Steel & Aluminum Company	721,741
9	Rio Tinto, Ltd.	358
12,650	Royal Gold, Inc.	979,490
4,400	RPC Group plc	54,678
8,620	RPM International, Inc.	463,066
17,390	Schnitzer Steel Industries, Inc.	363,451
4,950	Schweitzer-Mauduit International, Inc.	190,872
29,004	Scotts Miracle-Gro Company	2,415,163
38,850	Sealed Air Corporation	1,780,107
9,760	Sensient Technologies Corporation	739,808
59,550	Silver Wheaton Corporation	1,609,637
35,000	Sonoco Products Company	1,849,050
109,352	Steel Dynamics, Inc.	2,732,706
16,200	Stillwater Mining Company[e]	216,432
2,000	Sumitomo Metal Mining Company, Ltd.	27,623
1,000	Sumitomo Seika Chemicals Company, Ltd.	35,441
104,000	Teck Resources, Ltd.	1,875,120
5,000	Tosoh Corporation	30,818
8,698	UPM-Kymmene Oyj	183,656
26,111	Verso Corporation[e]	168,416
19,150	Vulcan Materials Company	2,177,929

Shares	Common Stock (40.8%)	Value
Materials (2.0%) - continued
53,555	Westrock Company	$2,596,346
196,900	Yamana Gold, Inc.	848,639
8,339	Yara International ASA	277,881

	Total	103,864,014

Real Estate (0.9%)
31,410	American Assets Trust, Inc.	1,362,566
22,850	American Campus Communities, Inc.	1,162,379
47,290	Bluerock Residential Growth REIT, Inc.[f]	614,770
14,189	Brixmor Property Group, Inc.	394,312
12,500	Camden Property Trust	1,046,750
25,200	CapitaMall Trust	40,148
143,040	CBL & Associates Properties, Inc.	1,736,506
20,800	CBRE Group, Inc.[e]	581,984
166,466	Cedar Realty Trust, Inc.	1,198,555
58,460	Chatham Lodging Trust	1,125,355
15,290	City Office REIT, Inc.	194,642
125,340	Corporate Office Properties Trust	3,553,389
42,280	Corrections Corporation of America	586,424
2,556	CyrusOne, Inc.	121,589
300	Daito Trust Construction Company, Ltd.	47,982
266,140	DDR Corporation	4,638,820
3,600	Derwent London plc	121,342
36,700	DEXUS Property Group	257,949
10,700	Digital Realty Trust, Inc.	1,039,184
37,750	Duke Realty Corporation	1,031,707
42,460	DuPont Fabros Technology, Inc.	1,751,475
2,210	EastGroup Properties, Inc.	162,568
54,038	First Potomac Realty Trust	494,448
50,760	Franklin Street Properties Corporation	639,576
23,000	Frasers Centrepoint Trust	37,105
35,400	General Growth Properties, Inc.	977,040
2,800	Great Portland Estates plc	22,961
12,128	H&R Real Estate Investment Trust	207,349
3,099	Hamborner REIT AG	32,783
7,960	Hersha Hospitality Trust	143,439
79,620	HFF, Inc.	2,204,678
19,950	Hospitality Properties Trust	592,914
122,985	Host Hotels & Resorts, Inc.	1,914,876
20,120	Hudson Pacific Properties, Inc.	661,344
4,900	Hufvudstaden AB	84,900
43,000	Hysan Development Company, Ltd.	202,317
29,300	InfraREIT, Inc.	531,502
7,410	Jones Lang LaSalle, Inc.	843,184
81,580	LaSalle Hotel Properties	1,947,315
50,580	Liberty Property Trust	2,040,903
15,240	Life Storage, Inc.	1,355,446
8,000	Link REIT	59,057
8,320	Mid-America Apartment Communities, Inc.	781,997
161,018	New World Development Company, Ltd.	211,142
7,510	Outfront Media, Inc.	177,611
49,010	Parkway Properties, Inc.	833,660
46,351	Pebblebrook Hotel Trust	1,232,937
43,410	Physicians Realty Trust	935,051
7,935	Potlatch Corporation	308,592
28,010	RE/MAX Holdings, Inc.	1,226,278
36,950	Retail Properties of America, Inc.	620,760
1,401	RioCan Real Estate Investment Trust	29,067
31,100	Silver Bay Realty Trust Corporation REIT	545,183
65,723	Stockland	240,706

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (40.8%)	Value
Real Estate (0.9%) - continued
70,223	Summit Hotel Properties, Inc.	$924,135
200	Swiss Prime Site AGe	17,564
71,341	Terreno Realty Corporation	1,962,591
19,170	Tier REIT, Inc.	295,985
15,440	Urstadt Biddle Properties, Inc.	343,077
4,000	Wharf Holdings, Ltd.	29,346
6,000	Wheelock and Company, Ltd.	35,639
39,800	Wing Tai Holdings, Ltd.	49,395

	Total	48,564,249

Telecommunications Services (0.3%)
41,750	AT&T, Inc.	1,695,467
2,970	ATN International, Inc.	193,169
1,600	BCE, Inc.	73,893
20,400	BT Group plc	102,638
86,170	Cincinnati Bell, Inc.[e]	351,574
7,800	Elisa Oyj	287,457
14,120	FairPoint Communications, Inc.[e]	212,224
5,400	Freenet AG	158,051
18,820	General Communication, Inc.[e]	258,775
18,190	Inteliquent, Inc.	293,587
93,855	KCOM Group plc	141,023
29,647	Level 3 Communications, Inc.[e]	1,375,028
600	Millicom International Cellular SA	31,087
600	Nippon Telegraph & Telephone Corporation	27,442
7,400	Orange SA	115,940
103,000	PCCW, Ltd.	63,439
2,700	Proximus SA	80,773
35,886	SBA Communications Corporation[e]	4,024,974
9,200	Telefonica Deutschland Holding AG	37,094
5,899	Telenor ASA	101,439
78,259	Verizon Communications, Inc.	4,067,903
9,500	Vodafone Group plc	27,245
58,170	Vonage Holdings Corporation[e]	384,504

	Total	14,104,726

Utilities (0.9%)
33,460	Alliant Energy Corporation	1,281,853
5,390	American Electric Power Company, Inc.	346,092
31,820	American States Water Company	1,274,391
38,000	Aqua America, Inc.	1,158,240
17,960	Artesian Resources Corporation	512,578
67,120	Avista Corporation	2,804,945
15,200	Consolidated Water Company, Ltd.[f]	176,624
21,420	DTE Energy Company	2,006,411
3,100	E.ON SE	22,033
45,350	Edison International, Inc.	3,276,537
45,100	Electricidade de Portugal SA	151,357
85,500	Eversource Energy	4,632,390
33,420	Exelon Corporation	1,112,552
39,030	Great Plains Energy, Inc.	1,065,129
112,440	MDU Resources Group, Inc.	2,860,474
7,670	Middlesex Water Company	270,291
26,600	NiSource, Inc.	641,326
66,000	Osaka Gas Company, Ltd.	276,818
105,090	PG&E Corporation	6,428,355
68,340	Portland General Electric Company	2,910,601
33,050	Public Service Enterprise Group, Inc.	1,383,803
32,600	Redes Energeticas Nacionais SGPS SA	95,289
21,740	Renewable Energy Group, Inc.[e]	184,138
46,120	Southern Company	2,365,956
10,550	Southwest Gas Corporation	737,023
32,603	Spire, Inc.	2,078,115

Shares	Common Stock (40.8%)	Value
Utilities (0.9%) - continued
5,000	Toho Gas Company, Ltd.	$46,821
6,200	United Utilities Group plc	80,530
4,524	Unitil Corporation	176,707
91,390	Vectren Corporation	4,587,778
9,550	WEC Energy Group, Inc.	571,854

	Total	45,517,011

	Total Common Stock (cost $1,822,371,219)	2,123,555,596

Shares	Registered Investment Companies (36.0%)	Value
Affiliated Equity Holdings (29.2%)
24,752,802	Thrivent Large Cap Stock Portfolio	291,105,322
21,779,551	Thrivent Large Cap Value Portfolio	339,608,541
18,902,196	Thrivent Mid Cap Stock Portfolio	322,220,066
50,069,595	Thrivent Partner Worldwide Allocation Portfolio	468,581,311
5,579,836	Thrivent Small Cap Stock Portfolio	93,168,753

	Total	1,514,683,993

Affiliated Fixed Income Holdings (5.8%)
10,722,262	Thrivent High Yield Portfolio	51,148,406
15,090,399	Thrivent Income Portfolio	157,362,676
9,448,890	Thrivent Limited Maturity Bond Portfolio	93,201,019

	Total	301,712,101

Equity Funds/ETFs (0.7%)
5,520	iShares MSCI EAFE Index Fund	326,398
33,869	iShares Russell 2000 Growth Index Fund[f]	5,043,094
23,353	iShares Russell 2000 Index Fund[f]	2,900,676
15,870	iShares Russell 2000 Value Index Fund	1,662,382
41,970	Materials Select Sector SPDR Fund[f]	2,004,067
98,419	SPDR S&P 500 ETF Trust	21,288,030
58,920	SPDR S&P Biotech ETF[f]	3,905,807
1,200	SPDR S&P MidCap 400 ETF Trust	338,724

	Total	37,469,178

Fixed Income Funds/ETFs (0.3%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,701,600
76,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,460,224
49,500	Vanguard Short-Term Corporate Bond ETF	3,987,225

	Total	17,149,049

	Total Registered Investment Companies (cost $1,694,604,682)	1,871,014,321

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
339,160	1.024%, 2/25/2036[g,h]	333,513
	Ares CLO, Ltd.
1,275,000	1.957%, 10/12/2023*,h	1,272,785
750,000	2.297%, 11/15/2025*,h	751,835
	BA Credit Card Trust
650,000	0.904%, 6/15/2021[h]	652,312
	Betony CLO, Ltd.
350,000	2.190%, 4/15/2027*,h	349,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Asset-Backed Securities (0.7%) - continued
	Capital One Multi-Asset Execution Trust
$800,000	0.904%, 1/18/2022[h]	$802,168
	Chase Issuance Trust
500,000	1.590%, 2/18/2020	503,012
375,000	1.620%, 7/15/2020	378,124
250,000	0.934%, 5/17/2021[h]	251,072
	Chesapeake Funding II, LLC
800,000	1.880%, 6/15/2028[g]	802,999
	Chesapeake Funding, LLC
134,957	0.969%, 1/7/2025[g,h]	134,940
	Countrywide Asset-Backed Certificates
6,486	5.301%, 4/25/2047	6,470
	DRB Prime Student Loan Trust
1,680,458	3.200%, 1/25/2040*	1,723,152
	Earnest Student Loan Program
2,738,631	3.020%, 5/25/2034[g]	2,748,059
	Edlinc Student Loan Funding Trust
260,451	3.388%, 10/1/2025*,h	262,753
	Enterprise Fleet Financing, LLC
151,686	0.870%, 9/20/2019[g]	151,429
	FirstEnergy Ohio PIRB Special Purpose Trust
41,060	0.679%, 1/15/2019	40,977
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	494,429
	GoldenTree Loan Opportunities IX, Ltd.
400,000	2.262%, 10/29/2026*,h	401,560
	Golub Capital Partners CLO 22B, Ltd.
725,000	2.291%, 2/20/2027*,h	724,583
	Golub Capital Partners CLO 23M, Ltd.
350,000	2.263%, 5/5/2027*,h	349,850
	Marlette Funding Trust
651,859	3.060%, 1/17/2023*	652,604
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,512,223
1,425,000	3.246%, 12/15/2047	1,516,361
	Morgan Stanley Capital, Inc.
922,634	0.675%, 2/25/2037[h]	551,980
	NCF Dealer Floorplan Master Trust
1,500,000	3.782%, 3/21/2022*,h	1,472,724
	OneMain Financial Issuance Trust
750,000	4.100%, 3/20/2028[g]	771,943
	OZLM VIII, Ltd.
385,000	2.119%, 10/17/2026*,h	385,235
	Race Point IX CLO, Ltd.
900,000	2.190%, 4/15/2027*,h	901,005
	Renaissance Home Equity Loan Trust
1,178,257	5.746%, 5/25/2036[i]	795,205
1,451,487	6.011%, 5/25/2036[i]	1,019,341
1,194,687	5.580%, 11/25/2036[i]	678,179
	SLM Student Loan Trust
267,997	1.124%, 7/15/2022[g,h]	268,289
376,036	1.124%, 8/15/2022[g,h]	376,621
119,219	1.115%, 4/25/2023[g,h]	119,194
450,000	1.574%, 5/17/2027[g,h]	453,704
	Sofi Consumer Loan Program, LLC
655,040	3.260%, 8/25/2025[g]	660,750
	SoFi Professional Loan Program, LLC
676,745	2.420%, 3/25/2030[g]	685,136

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Asset-Backed Securities (0.7%) - continued
	Sunset Mortgage Loan Company, LLC
$1,478,421	3.844%, 7/16/2047*,i	$1,478,783
	U.S. Small Business Administration
485,447	3.191%, 3/10/2024	510,345
	Vericrest Opportunity Loan Transferee
992,635	3.375%, 10/25/2058*,i	990,660
1,077,337	4.250%, 3/26/2046[g,i]	1,090,257
950,000	3.500%, 9/25/2046[g,i]	950,000
278,136	3.500%, 2/25/2055*,i	278,344
	Volvo Financial Equipment, LLC
412,866	0.820%, 4/16/2018[g]	412,558

	Total	31,667,428

Basic Materials (0.1%)
	Albemarle Corporation
105,000	3.000%, 12/1/2019	108,331
	Alcoa Netherlands Holding BV
395,000	6.750%, 9/30/2024[g]	410,306
	Anglo American plc
772,000	3.625%, 5/14/2020[f,g]	772,000
	ArcelorMittal SA
670,000	6.500%, 3/1/2021[f]	745,375
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	328,375
355,000	7.000%, 2/15/2021[g]	317,725
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[g]	250,376
	Glencore Funding, LLC
180,000	1.739%, 4/16/2018[g,h]	177,975
336,000	2.875%, 4/16/2020[g]	333,312
	NOVA Chemicals Corporation
1,100,000	5.250%, 8/1/2023[g]	1,124,750
	Novelis Corporation
275,000	5.875%, 9/30/2026[g]	281,531
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026[g]	449,271
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	335,718

	Total	5,635,045

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	982,100
	Aircastle, Ltd.
845,000	5.000%, 4/1/2023	885,138
	Ball Corporation
560,000	4.375%, 12/15/2020[f]	597,800
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[g]	706,200
	Case New Holland, Inc.
206,000	7.875%, 12/1/2017	218,875
	Cemex Finance, LLC
900,000	9.375%, 10/12/2022[g]	986,625
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020	386,650
	CNH Industrial NV
450,000	4.500%, 8/15/2023	453,825
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	695,125
	General Electric Company
607,000	5.000%, 12/29/2049[j]	645,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Capital Goods (0.3%) - continued
	HD Supply, Inc.
$860,000	5.750%, 4/15/2024[g]	$903,000
	Huntington Ingalls Industries, Inc.
850,000	5.000%, 12/15/2021[g]	892,500
	L-3 Communications Corporation
455,000	3.950%, 5/28/2024	484,213
	Lockheed Martin Corporation
389,000	2.500%, 11/23/2020	401,557
448,000	4.500%, 5/15/2036	509,800
	Newell Rubbermaid, Inc.
224,000	2.600%, 3/29/2019	229,027
336,000	5.500%, 4/1/2046	407,602
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	363,154
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[f,g]	1,018,195
	Pentair Finance SA
295,000	2.900%, 9/15/2018	299,131
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	339,642
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[g]	691,775
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	607,353
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[g]	433,675
	Textron, Inc.
150,000	5.600%, 12/1/2017	156,756
400,000	7.250%, 10/1/2019	458,294
	United Rentals North America, Inc.
1,340,000	5.500%, 7/15/2025	1,366,800
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	94,422

	Total	16,214,748

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
385,000	2.109%, 10/17/2026*,h	385,048
	Angel Oak Mortgage Trust I, LLC
567,490	3.500%, 7/25/2046*,i	566,866
	Apidos CLO XVIII
375,000	2.114%, 7/22/2026*,h	374,893
	Babson CLO, Ltd.
385,000	2.069%, 10/17/2026*,h	384,599
	BCAP, LLC Trust
1,026,977	0.705%, 3/25/2037[h]	955,978
	Birchwood Park CLO, Ltd.
385,000	2.120%, 7/15/2026*,h	385,225
	BlueMountain CLO, Ltd.
385,000	2.160%, 10/15/2026*,h	385,879
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.996%, 7/20/2023*,h	384,478
400,000	2.180%, 10/15/2026*,h	400,989
	Cent CLO 16, LP
385,000	2.007%, 8/1/2024*,h	384,759
	Cent CLO 22, Ltd.
400,000	2.268%, 11/7/2026*,h	399,775
	Citigroup Mortgage Loan Trust, Inc.
369,078	5.500%, 11/25/2035	352,765
	CitiMortgage Alternative Loan Trust
1,237,245	5.750%, 4/25/2037	1,061,865
	Countrywide Alternative Loan Trust
488,775	3.031%, 10/25/2035	397,666

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
$353,974	6.500%, 8/25/2036	$241,302
236,737	6.000%, 1/25/2037	226,590
1,158,822	5.500%, 5/25/2037	951,760
1,097,203	7.000%, 10/25/2037	680,371
	Countrywide Home Loans, Inc.
452,391	5.750%, 4/25/2037	385,026
	Deutsche Alt-A Securities Mortgage Loan Trust
342,716	6.000%, 10/25/2021	306,234
	Dryden 34 Senior Loan Fund CLO
385,000	2.110%, 10/15/2026*,h	385,091
	Federal Home Loan Mortgage Corporation
2,560,792	4.000%, 7/15/2031[k]	234,108
1,315,706	3.000%, 2/15/2033[k]	152,736
	Federal National Mortgage Association
2,610,336	3.500%, 1/25/2033[k]	336,740
	Galaxy XX CLO, Ltd.
1,200,000	2.146%, 7/20/2027*,h	1,197,663
	J.P. Morgan Mortgage Trust
799,490	3.069%, 10/25/2036	722,240
1,164,828	0.905%, 1/25/2037[h]	616,201
1,396,271	6.250%, 8/25/2037	1,051,484
	Limerock CLO III, LLC
1,150,000	2.226%, 10/20/2026*,h	1,149,045
	Madison Park Funding XIV CLO, Ltd.
425,000	2.146%, 7/20/2026*,h	425,501
	Madison Park Funding, Ltd.
1,100,000	2.107%, 8/15/2022*,h	1,098,555
	Magnetite XII, Ltd.
1,200,000	2.180%, 4/15/2027*,h	1,199,883
	MASTR Alternative Loans Trust
304,406	6.500%, 7/25/2034	302,555
700,977	0.975%, 12/25/2035[h]	327,078
	Merrill Lynch Alternative Note Asset Trust
294,299	6.000%, 3/25/2037	234,074
	Mountain View CLO, Ltd.
1,200,000	2.140%, 7/15/2027*,h	1,195,570
	Neuberger Berman CLO, Ltd.
300,000	2.238%, 8/4/2025*,h	300,876
	NZCG Funding CLO, Ltd.
1,200,000	2.284%, 4/27/2027*,h	1,201,518
	Octagon Investment Partners XX CLO, Ltd.
385,000	2.258%, 8/12/2026*,h	385,053
	OHA Loan Funding, Ltd.
1,150,000	2.226%, 10/20/2026*,h	1,157,053
	Pretium Mortgage Credit Partners, LLC
2,051,822	4.375%, 11/27/2030*	2,068,994
	Residential Asset Securitization Trust
1,132,893	0.905%, 8/25/2037[h]	305,038
	Sequoia Mortgage Trust
710,713	3.702%, 9/20/2046	573,197
	Shackleton VII CLO, Ltd.
1,200,000	2.220%, 4/15/2027*,h	1,201,836
	Symphony CLO VIII, Ltd.
358,647	1.574%, 1/9/2023*,h	358,326
	Symphony CLO XV, Ltd.
1,150,000	2.129%, 10/17/2026*,h	1,151,959
	TBW Mortgage-Backed Trust
3,217,938	5.965%, 7/25/2037	2,210,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Voya CLO 3, Ltd.
$385,000	2.135%, 7/25/2026*,h	$385,240
	WaMu Mortgage Pass Through Certificates
193,499	2.791%, 9/25/2036	175,210
379,650	2.575%, 10/25/2036	330,743
2,685,551	2.237%, 11/25/2036	2,380,020
1,591,144	1.467%, 9/25/2046[h]	1,306,671
	Washington Mutual Mortgage Pass Through Certificates Trust
1,001,616	7.000%, 2/25/2036	747,186
1,856,277	1.257%, 2/25/2047[h]	1,382,862

	Total	37,862,547

Commercial Mortgage-Backed Securities (0.2%)
	Citigroup Commercial Mortgage Trust
549,598	1.102%, 11/10/2046	548,713
	Commercial Mortgage Pass-Through Certificates
780,000	1.567%, 6/8/2030[g,h]	781,224
	Credit Suisse First Boston Mortgage Securities
137,567	5.542%, 1/15/2049	137,572
	Federal National Mortgage Association
43,393	1.272%, 1/25/2017	43,369
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,806,256
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047	2,661,163
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.881%, 2/12/2049	1,322,434
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,242,692
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	906,986
	SCG Trust
425,000	1.924%, 11/15/2026[g,h]	421,782
	UBS Commercial Mortgage Trust
2,139,470	3.400%, 5/10/2045	2,282,258
	WFRBS Commercial Mortgage Trust
1,200,000	2.870%, 11/15/2045	1,257,798

	Total	13,412,247

Communications Services (0.7%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	517,194
	Altice Financing SA
770,000	6.625%, 2/15/2023[g]	790,212
	Altice US Finance I Corporation
910,000	5.500%, 5/15/2026[g]	935,025
	AMC Networks, Inc.
1,335,000	5.000%, 4/1/2024	1,343,344
	America Movil SAB de CV
288,000	5.000%, 10/16/2019	314,827
	American Tower Corporation
50,000	2.800%, 6/1/2020	51,289
560,000	3.300%, 2/15/2021	585,415
295,000	3.450%, 9/15/2021	310,475
	AT&T, Inc.
212,000	5.875%, 10/1/2019	237,187

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Communications Services (0.7%) - continued
$165,000	1.768%, 6/30/2020[h]	$166,426
349,000	3.875%, 8/15/2021	376,725
275,000	3.000%, 6/30/2022	282,730
784,000	6.350%, 3/15/2040	985,718
355,000	5.550%, 8/15/2041	405,194
450,000	5.150%, 3/15/2042	488,272
275,000	4.750%, 5/15/2046	287,775
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[g]	325,371
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[g]	960,210
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	830,219
175,000	7.500%, 4/1/2024	186,812
	Charter Communications Operating, LLC
452,000	6.834%, 10/23/2055[g]	543,416
288,000	3.579%, 7/23/2020[g]	301,017
448,000	4.908%, 7/23/2025[g]	494,169
	Clear Channel Worldwide Holdings, Inc.
995,000	6.500%, 11/15/2022	1,036,044
	Columbus International, Inc.
895,000	7.375%, 3/30/2021[g]	949,237
	Comcast Corporation
360,000	2.750%, 3/1/2023	373,029
960,000	4.400%, 8/15/2035	1,087,340
140,000	4.650%, 7/15/2042	161,785
677,000	4.750%, 3/1/2044	796,545
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	212,695
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	545,249
931,000	5.250%, 1/15/2023	1,054,209
200,000	3.700%, 6/15/2026	208,680
	CSC Holdings, LLC
100,000	5.500%, 4/15/2027[g]	102,250
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,144,003
	Dish DBS Corporation
875,000	5.875%, 7/15/2022	899,264
	FairPoint Communications, Inc.
685,000	8.750%, 8/15/2019[g]	698,700
	Frontier Communications Corporation
1,090,000	8.875%, 9/15/2020	1,175,837
	Gray Television, Inc.
920,000	5.125%, 10/15/2024[g]	902,750
	Hughes Satellite Systems Corporation
567,000	6.500%, 6/15/2019	620,156
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	958,525
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	349,237
	Neptune Finco Corporation
225,000	10.875%, 10/15/2025[g]	263,250
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	236,742
	Quebecor Media, Inc.
610,000	5.750%, 1/15/2023	634,400
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	470,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Communications Services (0.7%) - continued
	SES Global Americas Holdings GP
$365,000	2.500%, 3/25/2019[g]	$366,076
	SFR Group SA
1,165,000	6.000%, 5/15/2022[g]	1,188,300
	Sprint Communications, Inc.
650,000	9.000%, 11/15/2018[g]	717,437
	Sprint Corporation
640,000	7.625%, 2/15/2025	633,600
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	249,758
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	596,369
	Time Warner, Inc.
224,000	3.600%, 7/15/2025	238,270
265,000	6.250%, 3/29/2041	341,370
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,105,000
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	399,437
	Univision Communications, Inc.
450,000	5.125%, 5/15/2023[g]	455,625
200,000	5.125%, 2/15/2025[g]	201,250
	Verizon Communications, Inc.
350,000	1.627%, 6/17/2019[h]	353,433
1,025,000	3.000%, 11/1/2021	1,072,512
1,008,000	5.150%, 9/15/2023	1,174,246
78,000	5.050%, 3/15/2034	87,670
319,000	4.272%, 1/15/2036	332,368
748,000	4.522%, 9/15/2048	790,884
	Viacom, Inc.
560,000	4.375%, 3/15/2043	514,115

	Total	37,416,948

Consumer Cyclical (0.5%)
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	109,146
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,135,650
	CVS Health Corporation
110,000	2.250%, 8/12/2019	112,068
870,000	4.875%, 7/20/2035	1,019,536
360,000	5.125%, 7/20/2045	440,512
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	579,842
	eBay, Inc.
225,000	2.500%, 3/9/2018	228,182
	Ford Motor Company
205,000	7.450%, 7/16/2031	271,153
	Ford Motor Credit Company, LLC
1,036,000	5.000%, 5/15/2018	1,087,442
450,000	2.943%, 1/8/2019	460,887
	General Motors Company
220,000	6.600%, 4/1/2036	264,700
429,000	6.250%, 10/2/2043	506,323
	General Motors Financial Company, Inc.
332,000	3.700%, 11/24/2020	345,490
224,000	4.200%, 3/1/2021	235,729
385,000	4.300%, 7/13/2025	396,651
	GLP Capital, LP
610,000	4.375%, 4/15/2021	642,025
	Goodyear Tire & Rubber Company
985,000	5.125%, 11/15/2023	1,026,862

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Consumer Cyclical (0.5%) - continued
	Home Depot, Inc.
$184,000	2.625%, 6/1/2022	$191,069
280,000	3.000%, 4/1/2026	296,218
336,000	4.250%, 4/1/2046	388,011
	Hyundai Capital America
336,000	2.400%, 10/30/2018[g]	340,667
336,000	3.000%, 10/30/2020[g]	348,182
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	659,925
	KB Home
503,000	4.750%, 5/15/2019	513,689
	L Brands, Inc.
630,000	5.625%, 2/15/2022	704,025
	Lear Corporation
560,000	5.250%, 1/15/2025	606,200
	Lennar Corporation
630,000	4.125%, 12/1/2018	647,325
660,000	4.875%, 12/15/2023	676,500
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[g]	206,500
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	347,616
	MGM Resorts International
915,000	6.000%, 3/15/2023	992,775
	MGP Escrow Issuer, LLC
758,000	5.625%, 5/1/2024[g]	822,203
	PulteGroup, Inc.
1,325,000	4.250%, 3/1/2021	1,391,250
	Rite Aid Corporation
880,000	6.375%, 4/1/2023[g]	949,670
	Schaeffler Verwaltung Zwei GmbH
920,000	4.500%, 9/15/2023[g]	928,620
	Six Flags Entertainment Corporation
920,000	5.250%, 1/15/2021[g]	949,900
	Time Warner, Inc.
448,000	7.625%, 4/15/2031	635,163
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	107,000
186,000	4.000%, 12/31/2018	192,742
	West Corporation
1,065,000	5.375%, 7/15/2022[g]	1,043,700
	ZF North America Capital, Inc.
970,000	4.500%, 4/29/2022[g]	1,028,569

	Total	23,829,717

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
315,000	2.500%, 5/14/2020	321,134
540,000	3.600%, 5/14/2025	564,442
560,000	4.450%, 5/14/2046	584,858
	Actavis Funding SCS
675,000	4.550%, 3/15/2035	716,984
336,000	4.850%, 6/15/2044	369,585
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	233,888
280,000	2.625%, 9/16/2026	283,102
	Amgen, Inc.
224,000	2.700%, 5/1/2022	231,089
300,000	3.125%, 5/1/2025	310,517
	Anheuser-Busch InBev Finance, Inc.
240,000	2.017%, 2/1/2021[h]	246,321
1,234,000	3.650%, 2/1/2026	1,325,316
1,120,000	4.700%, 2/1/2036	1,287,746
560,000	4.900%, 2/1/2046	666,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Aramark Services, Inc.
$680,000	4.750%, 6/1/2026[g]	$683,400
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	494,400
	BAT International Finance plc
220,000	1.360%, 6/15/2018[g,h]	220,708
	Baxter International, Inc.
280,000	2.600%, 8/15/2026	276,767
	Becton, Dickinson and Company
577,000	6.375%, 8/1/2019	651,067
	Biogen, Inc.
210,000	3.625%, 9/15/2022	224,930
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	225,936
325,000	3.850%, 5/15/2025	345,826
336,000	7.375%, 1/15/2040	457,298
	BRF SA
294,000	4.750%, 5/22/2024[g]	300,615
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	330,434
305,000	3.500%, 11/24/2020	319,003
	Cardinal Health, Inc.
120,000	1.950%, 6/15/2018	121,134
138,000	4.900%, 9/15/2045	162,533
	Celgene Corporation
495,000	2.875%, 8/15/2020	512,069
120,000	3.550%, 8/15/2022	127,498
495,000	5.000%, 8/15/2045	557,329
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	142,687
	Cigna Corporation
215,000	5.375%, 2/15/2042	259,879
	ConAgra Foods, Inc.
168,000	7.125%, 10/1/2026	216,894
	EMD Finance, LLC
235,000	1.207%, 3/17/2017[g,h]	235,100
280,000	2.950%, 3/19/2022[g]	288,647
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[g]	844,600
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[g]	965,150
	Express Scripts Holding Company
224,000	3.900%, 2/15/2022	241,696
525,000	4.500%, 2/25/2026	575,838
90,000	3.400%, 3/1/2027	90,511
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	713,475
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	123,948
560,000	2.950%, 3/1/2027	565,891
335,000	4.150%, 3/1/2047	342,400
	Grifols Worldwide Operations, Ltd.
790,000	5.250%, 4/1/2022	817,650
	H.J. Heinz Company
350,000	3.500%, 7/15/2022	371,938
	HCA, Inc.
585,000	5.250%, 6/15/2026	621,563
670,000	4.500%, 2/15/2027	674,188
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[g]	464,610
	JBS USA, LLC
670,000	5.750%, 6/15/2025[g]	658,275
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	514,746

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Laboratory Corporation of America Holdings
$165,000	2.625%, 2/1/2020	$168,118
	LifePoint Health, Inc.
750,000	5.500%, 12/1/2021	781,875
250,000	5.375%, 5/1/2024[g]	250,000
	McKesson Corporation
225,000	4.883%, 3/15/2044	264,498
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	208,303
	Medtronic plc
1,085,000	4.375%, 3/15/2035	1,229,502
	Merck & Company, Inc.
175,000	1.182%, 2/10/2020[h]	175,690
88,000	3.700%, 2/10/2045	93,147
	Mondelez International, Inc.
247,000	1.277%, 2/1/2019[h]	246,932
	Mylan NV
450,000	3.000%, 12/15/2018[g]	459,921
175,000	3.750%, 12/15/2020[g]	182,765
650,000	3.150%, 6/15/2021[g]	662,203
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	471,578
	Pernod Ricard SA
400,000	3.250%, 6/8/2026[g]	406,313
	Perrigo Finance Unlimited Company
675,000	3.500%, 3/15/2021	698,126
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017	237,006
672,000	5.700%, 8/15/2035	830,583
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[g]	382,492
	SABMiller Holdings, Inc.
184,000	3.750%, 1/15/2022[g]	199,209
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,980
	Shire Acquisitions Investments Ireland Designated Activity Company
336,000	2.400%, 9/23/2021	336,423
336,000	3.200%, 9/23/2026	337,807
	Spectrum Brands, Inc.
470,000	5.750%, 7/15/2025	507,600
	Tenet Healthcare Corporation
1,255,000	8.125%, 4/1/2022	1,255,000
	Teva Pharmaceutical Finance Netherlands III BV
458,000	2.200%, 7/21/2021	456,273
280,000	2.800%, 7/21/2023	280,718
205,000	4.100%, 10/1/2046	204,028
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	172,053
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	465,750
	UnitedHealth Group, Inc.
1,010,000	4.625%, 7/15/2035	1,172,883
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[g]	1,287,569

	Total	37,316,237

Energy (0.4%)
	Anadarko Petroleum Corporation
320,000	4.850%, 3/15/2021	343,526
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	241,800
500,000	5.625%, 6/1/2023	509,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Energy (0.4%) - continued
	Apache Corporation
$450,000	4.750%, 4/15/2043	$459,792
	Boardwalk Pipelines, LP
310,000	5.875%, 11/15/2016	311,437
220,000	5.950%, 6/1/2026	243,225
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	473,476
665,000	3.535%, 11/4/2024	706,455
120,000	3.119%, 5/4/2026	122,629
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	290,880
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	602,133
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	345,262
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[g]	193,337
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	452,679
	Concho Resources, Inc.
625,000	6.500%, 1/15/2022	648,438
629,634	5.500%, 10/1/2022	653,245
	ConocoPhillips Company
280,000	4.200%, 3/15/2021	303,059
	Contura Energy, Inc.
90,000	10.000%, 8/1/2021[g]	92,700
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	404,000
	Devon Energy Corporation
340,000	3.250%, 5/15/2022	337,569
224,000	5.850%, 12/15/2025[f]	252,085
	Ecopetrol SA
220,000	5.875%, 9/18/2023	237,325
	Enbridge Energy Partners, LP
224,000	4.375%, 10/15/2020	236,240
	Enbridge, Inc.
245,000	1.289%, 6/2/2017[f,h]	244,492
	Energy Transfer Partners, LP
448,000	4.650%, 6/1/2021	475,876
265,000	4.900%, 3/15/2035	244,612
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	215,391
168,000	4.850%, 7/15/2026	169,054
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	184,980
	EQT Corporation
162,000	5.150%, 3/1/2018	168,666
118,000	8.125%, 6/1/2019	134,880
250,000	4.875%, 11/15/2021	273,740
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	201,203
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	358,865
	Marathon Oil Corporation
336,000	2.700%, 6/1/2020	329,324
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	171,474
176,000	4.750%, 9/15/2044	157,577
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	514,238
	MPLX, LP
1,185,000	4.875%, 12/1/2024	1,225,676
448,000	4.875%, 6/1/2025	462,910

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Energy (0.4%) - continued
	Newfield Exploration Company
$850,000	5.625%, 7/1/2024	$871,250
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	210,428
	Petrobras Global Finance BV
140,000	8.375%, 5/23/2021	152,950
	Petrobras International Finance Company
224,000	5.750%, 1/20/2020	230,832
	Petroleos Mexicanos
324,000	5.500%, 2/4/2019[g]	341,658
189,000	2.378%, 4/15/2025	193,446
	Pioneer Natural Resources Company
121,000	3.450%, 1/15/2021	125,823
225,000	4.450%, 1/15/2026	244,015
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	707,150
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	774,375
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025	720,250
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[g]	172,051
280,000	4.000%, 12/21/2025[g]	304,633
	Shell International Finance BV
165,000	1.266%, 5/11/2020[h]	165,190
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	283,015
	Sunoco Logistics Partners Operations, LP
760,000	4.400%, 4/1/2021	815,281
	Targa Resources Partners, LP
540,000	6.625%, 10/1/2020	558,225
	Valero Energy Corporation
560,000	3.400%, 9/15/2026	556,269
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023[f]	671,500

	Total	22,091,966

Financials (1.3%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[g]	472,642
	ACE INA Holdings, Inc.
335,000	4.350%, 11/3/2045	387,218
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	224,675
224,000	4.625%, 10/30/2020	235,200
925,000	5.000%, 10/1/2021	987,437
224,000	4.625%, 7/1/2022	235,480
	Aetna, Inc.
350,000	2.400%, 6/15/2021	354,053
480,000	2.800%, 6/15/2023	490,147
225,000	3.200%, 6/15/2026	228,763
345,000	4.250%, 6/15/2036	357,332
	Air Lease Corporation
220,000	2.125%, 1/15/2018	221,100
90,000	2.625%, 9/4/2018	90,818
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	447,150
475,000	4.125%, 3/30/2020	483,312
	American Express Credit Corporation
350,000	1.407%, 3/18/2019[h]	350,590
	American International Group, Inc.
150,000	3.300%, 3/1/2021	157,380
336,000	4.125%, 2/15/2024	362,046
150,000	3.900%, 4/1/2026	158,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Financials (1.3%) - continued
	Aon plc
$168,000	3.875%, 12/15/2025	$179,388
	Argos Merger Sub, Inc.
1,080,000	7.125%, 3/15/2023[f,g]	1,131,300
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	522,507
	Banco Santander Chile
435,000	1.565%, 4/11/2017[g,h]	435,348
	Bank of America Corporation
370,000	1.936%, 3/22/2018[h]	372,791
295,000	1.516%, 4/1/2019[h]	296,771
350,000	2.625%, 10/19/2020	357,172
595,000	3.300%, 1/11/2023	615,925
448,000	4.000%, 4/1/2024	482,770
450,000	4.000%, 1/22/2025	466,374
336,000	3.500%, 4/19/2026	349,175
561,000	5.875%, 2/7/2042	731,378
448,000	8.000%, 7/29/2049[j]	456,960
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	575,519
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[g]	149,553
	Barclays Bank plc
112,000	10.179%, 6/12/2021[g]	143,135
	Barclays plc
264,000	2.750%, 11/8/2019	265,946
448,000	3.650%, 3/16/2025	442,003
	BB&T Corporation
150,000	1.395%, 1/15/2020[h]	150,417
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	290,972
	BPCE SA
258,000	5.700%, 10/22/2023[g]	280,800
	Caisse Centrale Desjardins du Quebec
210,000	1.417%, 1/29/2018[g,h]	209,741
	Capital One Financial Corporation
235,000	2.450%, 4/24/2019	240,120
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021	954,000
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	961,562
	Citigroup, Inc.
245,000	1.431%, 4/8/2019[h]	245,331
450,000	2.700%, 3/30/2021	459,766
244,000	4.050%, 7/30/2022	259,304
685,000	4.400%, 6/10/2025	725,272
336,000	4.125%, 7/25/2028	341,587
925,000	4.650%, 7/30/2045	1,043,993
	Citizens Bank NA
625,000	2.300%, 12/3/2018	632,221
	CoBank ACB
120,000	1.450%, 6/15/2022[h]	113,834
	Compass Bank
30,000	2.750%, 9/29/2019	29,962
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	239,007
	Credit Agricole SA
290,000	1.480%, 4/15/2019[g,h]	290,581
	Credit Suisse AG
231,000	5.400%, 1/14/2020	252,498
	Credit Suisse Group Funding, Ltd.
672,000	2.750%, 3/26/2020	674,446
448,000	3.750%, 3/26/2025	445,106

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Financials (1.3%) - continued
	CyrusOne, LP
$630,000	6.375%, 11/15/2022	$667,209
	Deutsche Bank AG
675,000	3.375%, 5/12/2021	660,286
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	291,804
	Discover Bank
510,000	8.700%, 11/18/2019	588,334
	Discover Financial Services
188,000	6.450%, 6/12/2017	194,012
	DRB Prime Student Loan Trust
677,431	2.425%, 10/27/2031*,h	689,761
	Duke Realty, LP
88,000	3.875%, 2/15/2021	93,905
264,000	4.375%, 6/15/2022	288,772
	ERP Operating, LP
90,000	3.375%, 6/1/2025	93,942
	European Investment Bank
445,000	1.875%, 3/15/2019	453,390
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	289,217
148,000	2.875%, 7/27/2020	153,439
145,000	2.875%, 10/1/2021	151,673
	GE Capital International Funding Company
919,000	4.418%, 11/15/2035	1,031,453
	Genworth Financial, Inc.
168,000	7.700%, 6/15/2020	166,740
	Goldman Sachs Group, Inc.
390,000	1.952%, 4/30/2018[h]	393,538
205,000	1.917%, 11/15/2018[h]	206,654
909,000	5.375%, 3/15/2020	1,006,570
210,000	1.875%, 4/23/2020[h]	211,303
896,000	5.250%, 7/27/2021	1,011,549
560,000	2.350%, 11/15/2021	558,701
224,000	3.500%, 1/23/2025	231,657
390,000	4.750%, 10/21/2045	437,679
	Hartford Financial Services Group, Inc.
544,000	5.125%, 4/15/2022	617,971
	HBOS plc
558,000	6.750%, 5/21/2018[g]	596,386
	HCP, Inc.
705,000	4.000%, 12/1/2022	745,029
176,000	3.400%, 2/1/2025	173,831
	HSBC Bank plc
495,000	1.457%, 5/15/2018[g,h]	495,428
	HSBC Holdings plc
450,000	3.400%, 3/8/2021	465,417
350,000	2.650%, 1/5/2022[c]	348,809
350,000	3.600%, 5/25/2023	361,479
425,000	3.900%, 5/25/2026	440,311
450,000	6.875%, 12/29/2049[j]	468,000
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	67,070
	Huntington National Bank
250,000	2.200%, 11/6/2018	253,122
	Icahn Enterprises, LP
475,000	6.000%, 8/1/2020	477,375
	ING Capital Funding Trust III
265,000	4.438%, 12/29/2049[h,j]	263,344
	Intesa Sanpaolo SPA
450,000	5.250%, 1/12/2024	485,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Financials (1.3%) - continued
	J.P. Morgan Chase & Company
$326,000	6.300%, 4/23/2019	$363,164
165,000	2.250%, 1/23/2020	167,168
265,000	2.295%, 8/15/2021	265,576
560,000	4.500%, 1/24/2022	620,094
336,000	3.200%, 1/25/2023	350,361
575,000	2.700%, 5/18/2023	580,932
352,000	3.625%, 5/13/2024	374,352
690,000	3.125%, 1/23/2025	705,245
360,000	3.300%, 4/1/2026	370,457
582,000	7.900%, 4/29/2049[j]	598,005
	KeyBank NA
365,000	2.350%, 3/8/2019	371,872
	KeyCorp
300,000	2.900%, 9/15/2020	311,439
	Kookmin Bank
375,000	1.625%, 8/1/2019[g]	375,263
	Liberty Mutual Group, Inc.
445,000	4.950%, 5/1/2022[g]	496,558
	Liberty Property, LP
618,000	3.750%, 4/1/2025	647,729
	Lincoln National Corporation
220,000	8.750%, 7/1/2019	258,955
336,000	7.000%, 6/15/2040	432,524
	Lloyds Bank plc
235,000	1.374%, 3/16/2018[h]	234,531
	Merrill Lynch & Company, Inc.
675,000	6.400%, 8/28/2017	704,248
	MetLife, Inc.
355,000	4.050%, 3/1/2045	352,132
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	369,034
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	282,863
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,090,767
260,000	1.995%, 4/25/2018[h]	263,005
210,000	1.874%, 1/27/2020[h]	212,189
280,000	2.500%, 4/21/2021	283,501
155,000	4.875%, 11/1/2022	170,959
275,000	4.000%, 7/23/2025	295,724
540,000	4.350%, 9/8/2026	576,505
220,000	4.300%, 1/27/2045	235,496
560,000	5.550%, 12/29/2049[f,j]	571,900
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	786,625
450,000	5.500%, 5/1/2024	472,950
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	308,680
	National City Corporation
288,000	6.875%, 5/15/2019	324,412
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	147,945
	Quicken Loans, Inc.
980,000	5.750%, 5/1/2025[g]	972,650
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,389
	Regions Bank
250,000	7.500%, 5/15/2018	272,048
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	252,002
336,000	3.200%, 2/8/2021	349,292
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	106,886
252,000	5.000%, 6/1/2021	275,499

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Financials (1.3%) - continued
	Reliance Standard Life Global Funding II
$230,000	2.500%, 4/24/2019[g]	$233,854
	Royal Bank of Scotland Group plc
300,000	3.875%, 9/12/2023	295,198
250,000	8.625%, 12/29/2049[j]	244,688
	Santander Holdings USA, Inc.
295,000	3.450%, 8/27/2018	302,412
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	382,882
	Santander UK plc
132,000	3.050%, 8/23/2018	135,217
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	119,378
150,000	2.500%, 9/1/2020	154,619
400,000	2.750%, 2/1/2023	409,988
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	371,231
	Standard Chartered plc
375,000	2.100%, 8/19/2019[g]	374,850
	State Street Corporation
233,000	1.701%, 8/18/2020[h]	235,194
	Sumitomo Mitsui Banking Corporation
250,000	1.268%, 1/16/2018[h]	250,086
	Svenska Handelsbanken AB
330,000	1.347%, 6/17/2019[h]	330,394
	Synchrony Financial
140,000	1.989%, 2/3/2020[h]	136,955
155,000	3.750%, 8/15/2021	163,036
625,000	4.250%, 8/15/2024	656,197
	Toronto-Dominion Bank
165,000	1.786%, 12/14/2020[h]	166,472
	UBS Group Funding Jersey, Ltd.
560,000	2.950%, 9/24/2020[g]	573,677
336,000	4.125%, 9/24/2025[g]	352,124
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	107,381
	USB Realty Corporation
140,000	1.827%, 12/29/2049[g,h,j]	125,650
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	350,457
	Wells Fargo & Company
210,000	1.432%, 1/30/2020[h]	209,416
450,000	2.550%, 12/7/2020	458,831
448,000	3.450%, 2/13/2023	461,972
350,000	3.000%, 2/19/2025	355,426
450,000	3.000%, 4/22/2026	454,231
430,000	4.900%, 11/17/2045	473,435
	Welltower, Inc.
58,000	2.250%, 3/15/2018	58,510
185,000	3.750%, 3/15/2023	194,277
165,000	4.000%, 6/1/2025	174,962

	Total	65,762,080

Foreign Government (<0.1%)
	Argentina Government International Bond
250,000	6.250%, 4/22/2019[g]	265,125
500,000	7.125%, 7/6/2036[g]	529,500
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	208,836
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[g]	337,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Foreign Government (<0.1%) - continued
	Mexico Government International Bond
$300,000	4.350%, 1/15/2047	$294,750
300,000	4.125%, 1/21/2026	322,650

	Total	1,958,106

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
18,800,000	3.000%, 10/1/2031[c]	19,746,977
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,300,000	4.000%, 10/1/2046[c]	13,193,431
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
24,525,000	2.500%, 10/1/2031[c]	25,401,879
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,797,111	1.740%, 7/1/2043[h]	1,839,467
383,568	2.040%, 7/1/2043[h]	391,889
398,286	2.094%, 8/1/2043[h]	408,825
23,500,000	3.000%, 10/1/2046[c]	24,424,394
91,175,000	3.500%, 10/1/2046[c]	96,203,866
45,000,000	4.000%, 10/1/2046[c]	48,329,298
27,239,000	4.500%, 10/1/2046[c]	29,830,314

	Total	259,770,340

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	192,387
	Apple, Inc.
165,000	1.117%, 5/6/2020[h]	164,704
784,000	3.200%, 5/13/2025	835,615
336,000	4.650%, 2/23/2046	387,719
	Cisco Systems, Inc.
220,000	1.342%, 3/1/2019[h]	221,445
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[g]	693,062
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[g]	287,972
220,000	5.450%, 6/15/2023[g]	235,721
168,000	6.020%, 6/15/2026[g]	184,179
	Equinix, Inc.
700,000	5.750%, 1/1/2025	743,750
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	410,504
338,000	3.625%, 10/15/2020	358,507
	First Data Corporation
450,000	5.375%, 8/15/2023[g]	463,500
	Hewlett Packard Enterprise Company
280,000	2.450%, 10/5/2017[g,i]	282,243
140,000	2.850%, 10/5/2018[g,i]	142,644
140,000	4.400%, 10/15/2022[g,i]	149,283
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	875,945
	Intel Corporation
85,000	3.100%, 7/29/2022	90,788
180,000	3.700%, 7/29/2025	199,695
504,000	4.100%, 5/19/2046	539,431

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Technology (0.3%) - continued
	International Business Machines Corporation
$448,000	4.700%, 2/19/2046	$518,452
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	880,687
	Lam Research Corporation
420,000	3.450%, 6/15/2023	429,604
	Microsoft Corporation
700,000	4.750%, 11/3/2055	808,557
700,000	4.200%, 11/3/2035	782,508
390,000	3.700%, 8/8/2046	394,752
	NXP BV
930,000	3.875%, 9/1/2022[g]	974,175
	Oracle Corporation
150,000	2.500%, 5/15/2022	153,972
448,000	2.400%, 9/15/2023	451,593
460,000	2.950%, 5/15/2025	475,149
	Plantronics, Inc.
670,000	5.500%, 5/31/2023[g]	690,100
	Qualcomm, Inc.
336,000	3.000%, 5/20/2022	352,536
	Seagate HDD Cayman
224,000	4.875%, 6/1/2027	198,171
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[g]	584,550
	Western Digital Corporation
890,000	10.500%, 4/1/2024[g]	1,032,400

	Total	16,186,300

Transportation (0.1%)
	Air Canada Pass Through Trust
130,427	3.875%, 3/15/2023[g]	126,841
	American Airlines Pass Through Trust
281,580	3.375%, 5/1/2027	288,619
	Avis Budget Car Rental, LLC
665,000	5.125%, 6/1/2022[g]	667,078
500,000	6.375%, 4/1/2024[g]	510,000
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	424,641
480,000	3.900%, 8/1/2046	513,120
	Canadian Pacific Railway Company
150,000	4.800%, 8/1/2045	175,270
	Continental Airlines, Inc.
140,637	4.150%, 4/11/2024	150,130
	CSX Corporation
115,000	3.700%, 11/1/2023	124,833
	Delta Air Lines, Inc.
74,643	4.950%, 5/23/2019	78,562
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[g]	68,521
	FedEx Corporation
450,000	3.900%, 2/1/2035	463,049
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	141,131
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	294,013
	Virgin Australia Holdings, Ltd.
70,134	5.000%, 10/23/2023[g]	72,764
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[g]	719,325

	Total	4,817,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
U.S. Government and Agencies (3.8%)
	Federal National Mortgage Association
$405,000	6.250%, 5/15/2029	$584,747
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	539,113
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	6,044,409
2,900,000	5.250%, 11/15/2028	4,015,027
2,050,000	4.375%, 5/15/2040	2,864,475
10,625,000	3.000%, 5/15/2042	12,112,914
14,300,000	3.625%, 2/15/2044	18,208,476
	U.S. Treasury Bonds, TIPS
1,746,002	0.125%, 4/15/2019	1,775,726
36,726,289	0.125%, 1/15/2023	37,305,536
102,138	2.375%, 1/15/2025	121,713
29,964,576	0.625%, 1/15/2026	31,514,044
66,807	2.125%, 2/15/2040	88,879
585,777	0.750%, 2/15/2042	603,544
24,599,770	1.000%, 2/15/2046	27,193,348
	U.S. Treasury Notes
385,000	0.875%, 11/15/2017	385,737
3,650,000	0.750%, 2/15/2019	3,643,014
8,415,000	1.500%, 10/31/2019	8,562,919
4,070,000	1.375%, 9/30/2020	4,118,490
1,500,000	1.375%, 5/31/2021	1,516,230
23,030,000	1.125%, 8/31/2021	23,006,601
2,000,000	2.125%, 6/30/2022	2,091,954
1,015,000	1.625%, 8/15/2022	1,033,318
7,435,000	2.250%, 11/15/2024	7,850,022

	Total	195,180,236

Utilities (0.4%)
	AES Corporation
630,000	7.375%, 7/1/2021	722,925
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	750,034
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	184,208
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	135,209
	Calpine Corporation
670,000	5.375%, 1/15/2023	667,488
	Chesapeake Midstream Partners, LP
560,000	6.125%, 7/15/2022	581,412
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	366,595
280,000	4.350%, 11/15/2045	319,817
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	193,145
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	226,200
	Covanta Holding Corporation
350,000	7.250%, 12/1/2020	361,375
	Dominion Resources, Inc.
475,000	2.962%, 7/1/2019	487,543
	DTE Electric Company
265,000	3.700%, 3/15/2045	280,125
360,000	3.700%, 6/1/2046	381,058
	DTE Energy Company
70,000	2.400%, 12/1/2019	71,394
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	473,381
448,000	3.750%, 9/1/2046	434,459

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Utilities (0.4%) - continued
	Duke Energy Indiana, LLC
$450,000	3.750%, 5/15/2046	$466,222
	Dynegy, Inc.
680,000	6.750%, 11/1/2019	697,000
665,000	7.375%, 11/1/2022	656,688
	Edison International
450,000	2.950%, 3/15/2023	464,850
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019[g]	338,664
335,000	4.750%, 6/15/2046[g]	359,537
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	87,703
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	666,650
	Eversource Energy
150,000	1.600%, 1/15/2018	150,613
	Exelon Corporation
240,000	5.100%, 6/15/2045	278,451
336,000	4.450%, 4/15/2046	360,941
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	329,571
135,000	2.950%, 1/15/2020	139,143
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	72,910
265,000	5.300%, 7/1/2043	314,108
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	351,066
	MidAmerican Energy Holdings Company
435,000	6.500%, 9/15/2037	598,188
	Monongahela Power Company
275,000	5.400%, 12/15/2043[g]	347,312
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	409,292
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	284,442
	NiSource Finance Corporation
615,000	5.650%, 2/1/2045	778,832
	Northern States Power Company
410,000	4.125%, 5/15/2044	463,271
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	636,300
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045	269,531
	Pacific Gas & Electric Company
336,000	4.250%, 3/15/2046	377,653
	PG&E Corporation
140,000	2.400%, 3/1/2019	142,722
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	152,788
515,000	5.000%, 3/15/2044	580,450
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	493,999
	Sempra Energy
365,000	6.150%, 6/15/2018	392,381
170,000	2.400%, 3/15/2020	173,206
	Southern California Edison Company
100,000	2.400%, 2/1/2022	103,030
	Southern Company
450,000	1.850%, 7/1/2019	453,539
450,000	4.400%, 7/1/2046	485,549
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	180,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value
Utilities (0.4%) - continued
	TransAlta Corporation
$336,000	1.900%, 6/3/2017	$336,239
	Williams Partners, LP
450,000	5.100%, 9/15/2045	439,030

	Total	20,468,358

	Total Long-Term Fixed Income (cost $768,412,161)	789,590,200

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
1,954	Alpha Natural Resources, Inc.[e]	11,489
1,954	ANR Holdings, Inc.[e]	2,990

	Total	14,479

	Total Preferred Stock (cost $3,211)	14,479

Shares	Collateral Held for Securities Loaned (1.4%)	Value
72,326,979	Thrivent Cash Management Trust	72,326,979

	Total Collateral Held for Securities Loaned (cost $72,326,979)	72,326,979

Shares or Principal Amount	Short-Term Investments (12.0%)[l]	Value
	Federal Home Loan Bank Discount Notes
11,600,000	0.365%, 10/5/2016[m]	11,599,872
3,800,000	0.365%, 10/7/2016[m]	3,799,920
3,300,000	0.370%, 10/14/2016[m]	3,299,809
1,400,000	0.375%, 10/21/2016[m]	1,399,867
500,000	0.355%, 10/28/2016[m]	499,934
1,400,000	0.335%, 11/18/2016[m]	1,399,607
3,000,000	0.345%, 11/30/2016[m]	2,998,938
5,000,000	0.345%, 12/2/2016[m]	4,997,835
	Thrivent Core Short-Term Reserve Fund
59,292,594	0.750%	592,925,936

	Total Short-Term Investments (cost $622,919,048)	622,921,718

	Total Investments (cost $5,030,773,643) 106.3%	$5,528,599,183

	Other Assets and Liabilities, Net (6.3%)	(330,018,756)

	Total Net Assets 100.0%	$5,198,580,427

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $70,031,473 or 1.3% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of September 30, 2016 was $32,744,276 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,808
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	566,488
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	1,275,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
Digicel, Ltd., 4/15/2021	8/18/2014	1,238,362
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	688,439
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,669,993
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	262,174
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Marlette Funding Trust, 1/17/2023	7/20/2016	651,663
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,470,906
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,806
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	2,049,878
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,478,421
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	358,647
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	$277,843
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	978,986
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of September 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$5,983,863
Common Stock	65,494,725

Total lending	$71,478,588
Gross amount payable upon return of collateral for securities loaned	$72,326,979

Net amounts due to counterparty	$848,391

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$612,111,405
Gross unrealized depreciation	(114,285,865)

Net unrealized appreciation (depreciation)	$497,825,540

Cost for federal income tax purposes	$5,030,773,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,183,170	–	3,183,170	–
Capital Goods	1,829,848	–	823,023	1,006,825
Communications Services	15,314,837	–	15,100,933	213,904
Consumer Cyclical	7,268,912	–	7,268,912	–
Consumer Non-Cyclical	5,544,920	–	5,544,920	–
Energy	5,197,782	–	3,412,669	1,785,113
Financials	3,129,867	–	3,129,867	–
Technology	5,942,385	–	5,942,385	–
Transportation	1,365,297	–	1,365,297	–
Utilities	398,872	–	398,872	–
Common Stock
Consumer Discretionary	300,169,679	295,469,909	4,699,770	–
Consumer Staples	80,996,591	78,513,323	2,483,268	–
Energy	295,280,712	292,955,947	2,324,765	–
Financials	235,458,198	228,447,349	7,010,849	–
Health Care	264,097,862	261,244,395	2,853,467	–
Industrials	247,624,996	242,113,138	5,511,858	–
Information Technology	487,877,558	486,990,087	887,471	–
Materials	103,864,014	101,780,145	2,083,869	–
Real Estate	48,564,249	46,837,497	1,726,752	–
Telecommunications Services	14,104,726	12,857,205	1,247,521	–
Utilities	45,517,011	44,844,163	672,848	–
Registered Investment Companies
Affiliated Equity Holdings	1,514,683,993	1,514,683,993	–	–
Affiliated Fixed Income Holdings	301,712,101	301,712,101	–	–
Equity Funds/ETFs	37,469,178	37,469,178	–	–
Fixed Income Funds/ETFs	17,149,049	17,149,049	–	–
Long-Term Fixed Income
Asset-Backed Securities	31,667,428	–	30,717,428	950,000
Basic Materials	5,635,045	–	5,635,045	–
Capital Goods	16,214,748	–	16,214,748	–
Collateralized Mortgage Obligations	37,862,547	–	37,862,547	–
Commercial Mortgage-Backed Securities	13,412,247	–	13,412,247	–
Communications Services	37,416,948	–	37,416,948	–
Consumer Cyclical	23,829,717	–	23,829,717	–
Consumer Non-Cyclical	37,316,237	–	37,316,237	–
Energy	22,091,966	–	22,091,966	–
Financials	65,762,080	–	65,762,080	–
Foreign Government	1,958,106	–	1,958,106	–
Mortgage-Backed Securities	259,770,340	–	259,770,340	–
Technology	16,186,300	–	16,186,300	–
Transportation	4,817,897	–	4,817,897	–
U.S. Government and Agencies	195,180,236	–	195,180,236	–
Utilities	20,468,358	–	20,468,358	–
Preferred Stock
Energy	14,479	–	–	14,479
Short-Term Investments	29,995,782	–	29,995,782	–

Subtotal Investments in Securities	$4,863,346,268	$3,963,067,479	$896,308,468	$3,970,321

Other Investments*	Total
Short-Term Investments	592,925,936
Collateral Held for Securities Loaned	72,326,979

Subtotal Other Investments	$665,252,915

Total Investments at Value	$5,528,599,183

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,416,496	1,416,496	–	–

Total Asset Derivatives	$1,416,496	$1,416,496	$–	$–

Liability Derivatives
Futures Contracts	3,949,113	3,949,113	–	–

Total Liability Derivatives	$3,949,113	$3,949,113	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $28,795,896 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(344)	December 2016	($45,057,526)	($45,107,000)	($49,474)
CBOT 2-Yr. U.S. Treasury Note	36	December 2016	7,854,860	7,864,875	10,015
CBOT 5-Yr. U.S. Treasury Note	876	December 2016	106,224,557	106,447,692	223,135
CBOT U.S. Long Bond	(29)	December 2016	(4,933,078)	(4,876,531)	56,547
CME E-mini S&P Mid-Cap 400 Index	(2,444)	December 2016	(379,795,660)	(378,722,240)	1,073,420
CME S&P 500 Index	468	December 2016	253,995,569	252,766,800	(1,228,769)
CME Ultra Long Term U.S. Treasury Bond	(13)	December 2016	(2,443,754)	(2,390,375)	53,379
ICE mini MSCI EAFE Index	3,124	December 2016	269,075,228	266,586,540	(2,488,688)
NYBOT NYF mini Russell 2000 Index	574	December 2016	71,834,602	71,652,420	(182,182)
Total Futures Contracts					($2,532,617)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Small Cap Stock	$81,936,849	$4,478,831	$–	5,579,836	$93,168,753	$287,214
Mid Cap Stock	280,208,930	32,623,289	–	18,902,196	322,220,066	1,153,148
Partner Worldwide Allocation	440,439,482	9,815,624	–	50,069,595	468,581,311	9,815,624
Large Cap Value	312,278,320	23,699,525	–	21,779,551	339,608,541	4,437,355
Large Cap Stock	283,996,164	3,557,857	–	24,752,802	291,105,322	3,557,857
High Yield	45,995,339	2,069,088	–	10,722,262	51,148,406	2,069,184
Income	144,454,320	4,014,849	–	15,090,399	157,362,676	3,900,182
Limited Maturity Bond	90,509,050	1,371,721	–	9,448,890	93,201,019	1,371,182
Cash Management Trust-Collateral Investment	80,456,520	556,772,494	564,902,035	72,326,979	72,326,979	472,521
Cash Management Trust-Short Term Investment	108,913,011	536,100,515	645,013,526	–	–	281,953
Core Short-Term Reserve Fund	–	802,681,324	209,755,388	59,292,594	592,925,936	1,110,622
Total Value and Income Earned	$1,869,187,985				$2,481,649,009	$28,456,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,321,455	3.750%, 6/30/2019	$1,319,645
	Ineos US Finance, LLC, Term Loan
3,774,418	3.750%, 12/15/2020	3,781,023
	Tronox Pigments BV, Term Loan
2,977,217	4.500%, 3/19/2020	2,943,724

	Total	8,044,392

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
1,529,557	4.000%, 12/13/2019	1,427,581
	ADS Waste Holdings, Inc., Term Loan
1,433,923	3.750%, 10/9/2019	1,434,598
	Cortes NP Acquisition Corporation, Term Loan
3,250,000	0.000%, 10/3/2023[b,c]	3,176,875

	Total	6,039,054

Communications Services (0.4%)
	FairPoint Communications, Inc., Term Loan
2,874,956	7.500%, 2/14/2019	2,873,403
	Grande Communications Networks, LLC, Term Loan
2,525,261	4.500%, 5/29/2020	2,525,261
	Hargray Communications Group, Inc., Term Loan
2,840,471	5.250%, 6/26/2019	2,852,316
	Integra Telecom Holdings, Inc., Term Loan
1,847,012	5.250%, 8/14/2020	1,833,160
890,900	9.750%, 2/12/2021	864,173
	Intelsat Jackson Holdings SA, Term Loan
919,236	3.750%, 6/30/2019	873,063
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.500%, 1/7/2022	4,317,059
1,000,000	7.750%, 7/7/2023	951,880
	LTS Buyer, LLC, Term Loan
2,953,350	4.088%, 4/13/2020	2,952,434
135,988	8.000%, 4/12/2021	135,988
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	243,161
	NEP/NCP Holdco, Inc., Term Loan
3,852,841	4.250%, 1/22/2020	3,833,577
	Syniverse Holdings, Inc., Term Loan
2,434,006	4.000%, 4/23/2019	2,148,010
	TNS, Inc., Term Loan
2,517,534	5.000%, 2/14/2020	2,531,708
	Univision Communications, Inc., Term Loan
3,448,056	4.000%, 3/1/2020	3,453,986
	WideOpenWest Finance, LLC, Term Loan
2,425,000	4.500%, 8/18/2023	2,413,384
	Yankee Cable Acquisition, LLC, Term Loan
2,277,601	4.250%, 3/1/2020	2,276,189
	Zayo Group, LLC, Term Loan
4,167,381	3.750%, 5/6/2021	4,184,759

	Total	41,263,511

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
$5,152,272	5.000%, 8/1/2021	$5,145,832
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	3.500%, 8/13/2021	1,765,791
	Cengage Learning Acquisitions, Term Loan
1,635,900	5.250%, 6/7/2023	1,633,855
	Ceridian HCM Holding, Inc., Term Loan
1,631,036	4.500%, 9/15/2020	1,592,299
	Golden Nugget, Inc., Term Loan
1,118,198	0.000%, 11/21/2019	1,123,789
	Golden Nugget, Inc., Term Loan Delayed Draw
479,228	0.000%, 11/21/2019	481,624
	IMG Worldwide, Inc., Term Loan
2,883,843	5.250%, 5/6/2021	2,891,774
1,480,000	8.250%, 5/6/2022	1,477,232
	Jack Ohio Finance, LLC, Term Loan
941,195	5.000%, 6/20/2019[b,c]	919,237
	Mohegan Tribal Gaming Authority, Term Loan
3,064,894	5.500%, 6/15/2018	3,061,829
1,975,000	0.000%, 9/30/2023[b,c]	1,962,656
	Scientific Games International, Inc., Term Loan
4,480,568	6.000%, 10/18/2020	4,493,159
4,563,181	6.000%, 10/1/2021	4,570,163

	Total	31,119,240

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
845,755	4.750%, 12/21/2022	853,688
2,571,429	4.750%, 6/22/2023	2,595,986
	JBS USA, LLC, Term Loan
918,062	4.000%, 10/30/2022	916,915
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,817,938	5.000%, 5/4/2022	2,832,732
	Ortho-Clinical Diagnostics, Inc., Term Loan
4,072,769	4.750%, 6/30/2021	3,977,751
	Sterigenics-Nordion Holdings, LLC, Term Loan
905,850	4.250%, 5/16/2022	908,115
	Valeant Pharmaceuticals International, Inc., Term Loan
5,994,316	5.500%, 4/1/2022	6,009,901

	Total	18,095,088

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,975,780	4.250%, 12/14/2022	1,988,128
	Arch Coal, Inc., Term Loan
3,415,842	7.500%, 5/16/2018[d]	2,607,414
	Energy Solutions, LLC, Term Loan
2,066,894	6.750%, 5/29/2020	2,056,560
	Expro Holdings UK 2, Ltd., Term Loan
2,533,114	5.750%, 9/2/2021	2,114,365
	Fieldwood Energy, LLC, Term Loan
2,052,773	3.875%, 10/1/2018	1,765,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Energy (0.2%) - continued
	Houston Fuel Oil Terminal, LLC, Term Loan
$3,010,337	4.250%, 8/19/2021	$2,950,130
	McJunkin Red Man Corporation, Term Loan
1,417,945	5.000%, 11/8/2019	1,381,320
	MEG Energy Corporation, Term Loan
1,442,431	3.750%, 3/31/2020	1,342,658
	Pacific Drilling SA, Term Loan
2,346,188	4.500%, 6/3/2018	646,375
	Targa Resources Partners, LP, Term Loan
1,029,767	5.750%, 2/27/2022	1,029,767
	Western Refining, Inc., Term Loan
1,406,475	5.500%, 6/23/2023	1,402,959

	Total	19,285,061

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,440,450	4.250%, 6/7/2020	1,413,441
	Harland Clarke Holdings Corporation, Term Loan
1,332,720	7.000%, 5/22/2018	1,314,955
1,340,625	7.000%, 12/31/2019	1,313,477
	MoneyGram International, Inc., Term Loan
3,056,507	4.250%, 3/27/2020	2,957,171
	WaveDivision Holdings, LLC, Term Loan
3,522,815	4.000%, 10/15/2019	3,521,335

	Total	10,520,379

Technology (0.2%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
2,361,517	3.524%, 2/1/2023	2,388,415
	First Data Corporation, Term Loan
6,208,549	4.525%, 3/24/2021	6,251,636
1,855,000	4.275%, 7/8/2022	1,864,739
	Micron Technology, Inc., Term Loan
723,187	6.530%, 4/26/2022	730,549
	Western Digital Corporation, Term Loan
3,366,563	4.500%, 4/29/2023	3,398,141

	Total	14,633,480

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
3,285,963	5.250%, 8/5/2019	3,273,641
	XPO Logistics, Inc., Term Loan
2,488,125	4.250%, 10/30/2021	2,501,088

	Total	5,774,729

Utilities (<0.1%)
	Intergen NV, Term Loan
1,145,786	5.500%, 6/12/2020	1,077,039

	Total	1,077,039

	Total Bank Loans (cost $158,861,254)	155,851,973

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.7%)
96,511	Aaron’s, Inc.	2,453,310
76,642	Amazon.com, Inc.[e]	64,173,113

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.7%) - continued
22,920	American Axle & Manufacturing Holdings, Inc.[e]	$394,682
34,204	American Public Education, Inc.[e]	677,581
14,900	Aramark	566,647
18,670	Armstrong Flooring, Inc.[e]	352,490
22,180	Ascent Capital Group, Inc.[e]	513,911
15,340	AutoZone, Inc.[e]	11,786,336
80,450	Barnes & Noble, Inc.	909,085
1,200	Bayerische Motoren Werke AG	88,566
44,300	Beazer Homes USA, Inc.[e]	516,538
47,940	Bed Bath & Beyond, Inc.[f]	2,066,693
800	Beiersdorf AG	75,515
17,600	Berkeley Group Holdings plc	588,078
11,810	Best Buy Company, Inc.	450,906
23,190	Big 5 Sporting Goods Corporation	315,848
37,630	Bloomin’ Brands, Inc.	648,741
18,900	BorgWarner, Inc.	664,902
2,600	Brembo SPA	155,147
22,200	Bridgestone Corporation	817,932
102,365	Brunswick Corporation	4,993,365
4,230	Buffalo Wild Wings, Inc.[e]	595,330
11,598	Bunzl plc	342,005
42,956	Burlington Stores, Inc.[e]	3,480,295
40,530	Caleres, Inc.	1,025,004
96,240	Callaway Golf Company	1,117,346
12,000	Calsonic Kansei Corporation	111,161
81,240	Carter’s, Inc.	7,044,320
21,799	Cedar Fair, LP	1,248,865
43,360	Cheesecake Factory, Inc.	2,170,602
300	Christian Dior SE	53,804
20,090	Chuy’s Holdings, Inc.[e]	561,315
30,850	Cinemark Holdings, Inc.	1,180,938
17,600	Cineworld Group plc	132,226
21,840	ClubCorp Holdings, Inc.	316,025
520,144	Comcast Corporation	34,506,353
5,100	Compass Group plc	98,769
400	Continental AG	84,281
83,684	Core-Mark Holding Company, Inc.	2,995,887
53,440	CSS Industries, Inc.	1,366,995
63,013	Culp, Inc.	1,875,897
93,980	Dana, Inc.	1,465,148
59,600	Debenhams plc	43,052
8,050	Deckers Outdoor Corporation[e]	479,377
113,398	Delphi Automotive plc	8,087,545
27,500	Denso Corporation	1,097,375
16,080	DeVry Education Group, Inc.	370,805
14,032	Discovery Communications, Inc., Class Ae,f	377,741
69,790	Dish DBS Corporation[e]	3,823,096
34,850	Dollar General Corporation	2,439,152
99,853	Dollar Tree, Inc.[e]	7,881,397
21,700	Domino’s Pizza, Inc.	3,295,145
87,520	DSW, Inc.	1,792,410
81,110	Duluth Holdings, Inc.[e,f]	2,150,226
4,710	EchoStar Corporatione	206,439
62,020	Etsy, Inc.[e]	885,646
24,800	Eutelsat Communications	513,297
24,187	Expedia, Inc.	2,823,107
58,100	Finish Line, Inc.	1,340,948
23,900	Fuji Heavy Industries, Ltd.	896,716
53,320	Gentex Corporation	936,299
48,185	G-III Apparel Group, Ltd.[e]	1,404,593
276,080	GNC Holdings, Inc.	5,637,554
34,000	Gunze, Ltd.	109,843
6,100	Hakuhodo Dy Holdings, Inc.	71,493
195,108	Harley-Davidson, Inc.[f]	10,260,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.7%) - continued
44,346	Harman International Industries, Inc.	$3,745,020
72,601	Haverty Furniture Companies, Inc.	1,454,924
1,900	Hennes & Mauritz AB	53,629
180,840	Home Depot, Inc.	23,270,491
61,200	Honda Motor Company, Ltd.	1,766,250
62,290	Houghton Mifflin Harcourt Company[e]	835,309
12,800	HSN, Inc.	509,440
34,500	Inchcape plc	294,379
31,290	Interpublic Group of Companies, Inc.	699,331
5,500	Intertek Group plc	248,290
29,670	Interval Leisure Group, Inc.	509,434
8,840	Jack in the Box, Inc.	848,110
21,990	John Wiley and Sons, Inc.	1,134,904
67,289	Kate Spade & Company[e]	1,152,661
15,900	Kingfisher plc	77,577
1,400	Koito Manufacturing Company, Ltd.	68,138
2,400	KOMERI Company, Ltd.	58,403
23,258	L Brands, Inc.	1,645,969
210,425	Las Vegas Sands Corporation	12,107,854
36,540	La-Z-Boy, Inc.	897,422
4,450	Lear Corporation	539,429
95,730	Liberty Interactive Corporation[e]	1,915,557
2,062	Linamar Corporation	86,098
25,731	Lithia Motors, Inc.	2,457,825
92,580	LKQ Corporation[e]	3,282,887
158,710	Lowe’s Companies, Inc.	11,460,449
21,970	Lululemon Athletica, Inc.[e]	1,339,731
2,000	LVMH Moet Hennessy Louis Vuitton SE	341,024
9,800	Marks and Spencer Group plc	42,043
31,750	Masonite International Corporation[e]	1,973,898
42,707	MDC Partners, Inc.[f]	457,819
18,670	Meredith Corporation	970,653
5,440	Meritage Homes Corporation[e]	188,768
2,160	Mohawk Industries, Inc.[e]	432,734
7,070	Monro Muffler Brake, Inc.	432,472
3,260	Murphy USA, Inc.[e]	232,634
41,362	New Media Investment Group, Inc.	641,111
135,930	Newell Brands, Inc.	7,158,074
34,990	News Corporation, Class A	489,160
2,300	Nifco, Inc.	122,190
165,830	NIKE, Inc.	8,730,949
3,200	Nokian Renkaat Oyj	116,673
69,487	Nord Anglia Education, Inc.[e,f]	1,513,427
195,997	Nutrisystem, Inc.	5,819,151
14,221	O’Reilly Automotive, Inc.[e]	3,983,444
66,881	Oxford Industries, Inc.	4,527,844
800	Paddy Power plc	90,461
51,490	Papa John’s International, Inc.	4,059,986
108,407	Papa Murphy’s Holdings, Inc.[e,f]	699,225
45,680	Penn National Gaming, Inc.[e]	619,878
36,800	Persimmon plc	865,258
4,760	Priceline Group, Inc.[e]	7,004,292
51,248	PVH Corporation	5,662,904
14,922	Ralph Lauren Corporation	1,509,211
49,150	Rent-A-Center, Inc.	621,256
15,225	Restoration Hardware Holdings, Inc.[e,f]	526,481
31,320	Retailmenot, Inc.[e]	309,755
110,578	Ross Stores, Inc.	7,110,165
15,270	Royal Caribbean Cruises, Ltd.	1,144,486
1,300	RTL Group SA	107,998
54,340	Ruth’s Hospitality Group, Inc.	767,281
18,520	Sally Beauty Holdings, Inc.[e,f]	475,594
110,470	Scripps Networks Interactive, Inc.	7,013,740
8,500	Sekisui House, Ltd.	144,812

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.7%) - continued
26,660	Select Comfort Corporation[e]	$575,856
9,000	SHOWA Corporation	47,424
19,660	Signet Jewelers, Ltd.	1,465,260
5,300	Sky plc	61,427
49,363	Sportsman’s Warehouse Holdings, Inc.[e,f]	519,299
25,860	Staples, Inc.	221,103
160,410	Starbucks Corporation	8,684,597
91,484	Stein Mart, Inc.	580,923
16,870	Steven Madden, Ltd.[e]	583,027
23,800	Sumitomo Forestry Company, Ltd.	318,531
13,800	Sumitomo Rubber Industries, Ltd.	208,737
1,200	Swatch Group AG	66,815
39,590	Tailored Brands, Inc.	621,563
28,000	Tatts Group, Ltd.	78,696
42,590	Tegna, Inc.	931,017
47,480	Tempur-Pedic International, Inc.[e,f]	2,694,015
16,945	Tenneco, Inc.[e]	987,385
10,160	Tiffany & Company[f]	737,921
141,833	Time, Inc.	2,053,742
93,090	TJX Companies, Inc.	6,961,270
162,324	Toll Brothers, Inc.[e]	4,846,995
120,093	Tower International, Inc.	2,894,241
1,100	Toyota Motor Corporation	63,807
108,497	Tuesday Morning Corporation[e]	648,812
3,330	Tupperware Brands Corporation	217,682
6,302	Ulta Salon Cosmetics & Fragrance, Inc.[e]	1,499,750
19,613	Under Armour, Inc., Class Ae,f	758,631
19,752	Under Armour, Inc., Class Ce	668,803
15,409	Vail Resorts, Inc.	2,417,364
453	Valora Holding AG	129,091
67,760	Vera Bradley, Inc.[e]	1,026,564
28,712	VF Corporation	1,609,308
13,840	Visteon Corporation	991,774
20,360	Vitamin Shoppe, Inc.[e]	546,666
12,000	Wacoal Holdings Corporation	135,454
102,290	Walt Disney Company	9,498,649
13,850	Whirlpool Corporation	2,245,916
3,400	Whitbread plc	172,557
54,580	Wingstop, Inc.[f]	1,599,194
21,993	Wolters Kluwer NV	940,232
16,000	WPP plc	376,088
8,500	Yokohama Rubber Company, Ltd.	136,062
38,070	Yum! Brands, Inc.	3,457,137
44,900	Zoe’s Kitchen, Inc.[e,f]	996,331

	Total	427,548,016

Consumer Staples (1.4%)
43,852	AdvancePierre Foods Holdings, Inc.	1,208,561
13,200	Axfood AB	233,033
13,100	Blue Buffalo Pet Products, Inc.[e]	311,256
6,379	British American Tobacco plc	406,825
37,140	Brown-Forman Corporation	1,761,922
41,710	Campbell Soup Company	2,281,537
26,152	Casey’s General Stores, Inc.	3,142,163
187,260	Coca-Cola Company	7,924,843
24,000	Coca-Cola HBC AG	557,554
338,630	CVS Health Corporation	30,134,684
11,649	e.l.f. Beauty, Inc.[e,f]	327,570
4,800	Ebro Foods SA	111,650
51,450	Estee Lauder Companies, Inc.	4,556,412
216,080	Flowers Foods, Inc.[f]	3,267,130
16,660	General Mills, Inc.	1,064,241
774	George Weston, Ltd.	64,565
74,390	Hain Celestial Group, Inc.[e]	2,646,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Consumer Staples (1.4%) - continued
5,100	Henkel AG & Company KGaA	$594,836
36,477	Imperial Brands plc	1,877,484
31,220	Ingredion, Inc.	4,154,133
8,041	J & J Snack Foods Corporation	957,844
4,600	Jeronimo Martins SGPS SA	79,726
5,300	Kao Corporation	299,652
2,400	Kesko Oyj	110,568
31,530	Kimberly-Clark Corporation	3,977,194
64,564	Koninklijke Ahold Delhaize NV	1,470,515
4,120	Lancaster Colony Corporation	544,211
17,030	Molson Coors Brewing Company	1,869,894
35,340	Monster Beverage Corporation[e]	5,188,265
7,100	Nestle SA	560,645
21,450	PepsiCo, Inc.	2,333,116
65,886	Philip Morris International, Inc.	6,405,437
188,950	Pinnacle Foods, Inc.	9,479,622
1,536	Premium Brands Holdings Corporation	72,354
33,500	Procter & Gamble Company	3,006,625
95,303	SpartanNash Company	2,756,163
5,700	Suedzucker AG	158,522
33,548	United Natural Foods, Inc.[e]	1,343,262
5,500	Universal Corporation	320,210
111,570	Walgreens Boots Alliance, Inc.	8,994,773
159,540	WhiteWave Foods Company[e]	8,683,762

	Total	125,239,555

Energy (4.5%)
12,870	Anadarko Petroleum Corporation	815,443
261,592	Archrock, Inc.	3,421,623
121,809	Atwood Oceanics, Inc.[f]	1,058,520
479,470	Baker Hughes, Inc.	24,198,851
17,370	Baytex Energy Corporation[e]	73,746
442,987	BP plc	2,582,041
60,289	Bristow Group, Inc.	845,252
29,470	California Resources Corporation[e,f]	368,375
332,428	Callon Petroleum Company[e]	5,219,120
429,880	Canadian Natural Resources, Ltd.	13,773,355
400,440	Chevron Corporation	41,213,285
60,880	Cimarex Energy Company	8,180,446
22,682	Clayton Williams Energy, Inc.[e,f]	1,937,950
232,790	Clean Energy Fuels Corporation[e,f]	1,040,571
1,393,031	Cobalt International Energy, Inc.[e]	1,727,358
116,652	Concho Resources, Inc.[e]	16,022,152
144,450	ConocoPhillips	6,279,241
174,185	Continental Resources, Inc.[e]	9,050,653
34,039	Contura Energy, Inc.[e]	1,421,128
72,170	Delek US Holdings, Inc.	1,247,819
158,480	Devon Energy Corporation	6,990,553
30,510	Diamond Offshore Drilling, Inc.[f]	537,281
37,106	Diamondback Energy, Inc.[e]	3,582,213
158,577	Ensco plc	1,347,905
213,570	EOG Resources, Inc.	20,654,355
52,290	EP Energy Corporation[e,f]	229,030
370,161	EQT Corporation	26,881,092
134,820	Exxon Mobil Corporation	11,767,090
53,130	Frank’s International NV	690,690
46,160	Green Plains, Inc.	1,209,392
8,050	Gulfport Energy Corporation[e]	227,413
141,350	Halliburton Company	6,343,788
27,727	HollyFrontier Corporation	679,312
113,330	Hornbeck Offshore Services, Inc.[e,f]	623,315
16,880	Kinder Morgan, Inc.	390,434
1,477,261	Marathon Oil Corporation	23,355,496
498,170	Marathon Petroleum Corporation	20,220,720
11,430	Murphy Oil Corporation	347,472

Shares	Common Stock (33.6%)	Value
Energy (4.5%) - continued
504,990	Nabors Industries, Ltd.	$6,140,678
17,910	Newfield Exploration Company[e]	778,369
9,620	Noble Energy, Inc.	343,819
162,970	Oasis Petroleum, Inc.[e]	1,869,266
11,980	Oceaneering International, Inc.	329,570
15,780	Oil States International, Inc.[e]	498,175
20,657	OMV AG	594,760
192,888	Parsley Energy, Inc.[e]	6,463,677
291,965	Patterson-UTI Energy, Inc.	6,531,257
5,080	PDC Energy, Inc.[e]	340,665
198,592	Pioneer Energy Services Corporation[e]	802,312
66,500	Pioneer Natural Resources Company	12,345,725
333,240	Rowan Companies plc	5,051,918
17,798	Royal Dutch Shell plc	444,146
238,147	Royal Dutch Shell plc ADR[f]	11,924,020
757	Royal Dutch Shell plc, Class A	18,832
40,472	Royal Dutch Shell plc, Class B	1,049,259
123,730	RPC, Inc.[e,f]	2,078,664
11,280	RSP Permian, Inc.[e]	437,438
311,575	Schlumberger, Ltd.	24,502,258
49,850	SemGroup Corporation	1,762,696
14,087	SM Energy Company	543,476
17,244	Statoil ASA	289,497
694,210	Suncor Energy, Inc. ADR	19,285,154
10,030	Superior Energy Services, Inc.	179,537
67,970	Teekay Corporation[f]	524,049
159,172	Teekay Tankers, Ltd.	402,705
91,845	Tesco Corporation	749,455
226,870	TETRA Technologies, Inc.[e]	1,386,176
16,085	Total SAf	765,016
66,314	U.S. Silica Holdings, Inc.[f]	3,087,580
5,693	Vantage Drilling International[e]	449,747
2,067,180	Weatherford International plc[e]	11,617,552
1,558,385	WPX Energy, Inc.[e]	20,555,098

	Total	410,697,026

Financials (4.1%)
37,341	Affiliated Managers Group, Inc.[e]	5,403,243
10,400	AIA Group, Ltd.	69,937
16,800	Allianz SE	2,496,664
29,530	Allied World Assurance Company Holdings AG	1,193,603
20,020	American Capital Mortgage Investment Corporation	344,144
16,550	American Financial Group, Inc.	1,241,250
72,480	American International Group, Inc.	4,300,963
68,190	Ameris Bancorp	2,383,240
19,440	AMERISAFE, Inc.	1,142,683
169,860	Anworth Mortgage Asset Corporation	835,711
27,914	Argo Group International Holdings, Ltd.	1,574,908
71,140	Aspen Insurance Holdings, Ltd.	3,314,413
27,070	Associated Banc-Corp	530,301
190,450	Assured Guaranty, Ltd.	5,284,987
37,500	Australia & New Zealand Banking Group, Ltd.	798,809
64,000	Banco Santander SA	283,928
75,210	BancorpSouth, Inc.	1,744,872
699,130	Bank of America Corporation	10,941,384
45,600	Bank of East Asia, Ltd.	186,111
9,062	Bank of Montreal	593,818
49,900	Bank of New York Mellon Corporation	1,990,012
30,579	Bank of Nova Scotia	1,620,376
52,365	Bank of the Ozarks, Inc.	2,010,816
34,220	BankFinancial Corporation	434,594
127,550	BB&T Corporation	4,811,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Financials (4.1%) - continued
88,080	Beneficial Bancorp, Inc.	$1,295,657
224,980	Blackstone Group, LP	5,743,739
272,320	Boston Private Financial Holdings, Inc.	3,493,866
139,910	Brookline Bancorp, Inc.	1,705,503
51,830	Brown & Brown, Inc.	1,954,509
912	Canadian Imperial Bank of Commerce	70,717
3,280	Canadian Western Bank[f]	63,127
69,630	Capital One Financial Corporation	5,001,523
336,110	Capstead Mortgage Corporation	3,169,517
37,870	Cathay General Bancorp	1,165,639
67,300	Central Pacific Financial Corporation	1,695,287
25,140	Charles Schwab Corporation	793,670
32,433	Chemical Financial Corporation	1,431,268
21,000	Chiba Bank, Ltd.	119,263
40,760	Chubb, Ltd.	5,121,494
11,166	CI Financial Corporation[f]	214,222
327,480	Citigroup, Inc.	15,466,880
41,200	Clifton Bancorp, Inc.	629,948
21,500	CNP Assurances	361,222
231,442	CoBiz Financial, Inc.	3,080,493
70,693	Columbia Banking System, Inc.	2,313,075
141,480	Comerica, Inc.	6,694,834
3,400	Danske Bank AS	99,470
67,163	Direct Line Insurance Group plc	317,258
312,370	E*TRADE Financial Corporation[e]	9,096,214
180,975	East West Bancorp, Inc.	6,643,592
8,620	Eaton Vance Corporation	336,611
80,408	Employers Holdings, Inc.	2,398,571
15,200	Endurance Specialty Holdings, Ltd.	994,840
45,570	Enova International, Inc.[e]	441,118
19,300	Erste Group Bank AG	571,509
63,737	Essent Group, Ltd.[e]	1,696,042
32,372	Evercore Partners, Inc.	1,667,482
3,600	EXOR SPA	145,770
72,760	F.N.B. Corporation	894,948
40,980	Federated Investors, Inc.	1,214,237
453,950	Fifth Third Bancorp	9,287,817
24,790	First American Financial Corporation	973,751
210,850	First Commonwealth Financial Corporation	2,127,476
50,110	First Financial Bancorp	1,094,402
21,810	First Financial Corporation	887,231
40,160	First Horizon National Corporation	611,637
17,450	First Merchants Corporation	466,788
236,610	First Midwest Bancorp, Inc.	4,580,770
26,590	First NBC Bank Holding Company[e]	251,010
138,715	First Republic Bank	10,696,314
95,300	FlexiGroup, Ltd.	170,157
8,780	Franklin Resources, Inc.	312,305
144,000	Fukuoka Financial Group, Inc.	598,513
231,960	Genworth Financial, Inc.[e]	1,150,522
5,231	Genworth MI Canada, Inc.[f]	134,608
60,948	Glacier Bancorp, Inc.	1,738,237
95,090	Goldman Sachs Group, Inc.	15,335,164
123,830	Great Western Bancorp, Inc.	4,126,016
137,090	Green Bancorp, Inc.[e]	1,498,394
50,030	Greenhill & Company, Inc.	1,179,207
700	Groupe Bruxelles Lambert SA	62,134
55,920	Hancock Holding Company	1,813,486
17,800	Hang Seng Bank, Ltd.	319,533
153,536	Hanmi Financial Corporation	4,044,138
8,100	Hannover Rueckversicherung SE	868,287
23,740	Hanover Insurance Group, Inc.	1,790,471

Shares	Common Stock (33.6%)	Value
Financials (4.1%) - continued
19,790	Hartford Financial Services Group, Inc.	$847,408
113,800	Henderson Group plc	341,615
155,346	Home BancShares, Inc.	3,232,750
13,130	HomeStreet, Inc.[e]	329,038
18,890	Hometrust Bancshares, Inc.[e]	349,465
152,705	Hope Bancorp, Inc.	2,652,486
43,581	Horace Mann Educators Corporation	1,597,244
39,736	Houlihan Lokey, Inc.	995,387
524,590	Huntington Bancshares, Inc.	5,172,457
4,806	Infinity Property & Casualty Corporation	397,120
4,682	Intact Financial Corporation	338,459
41,453	Intercontinental Exchange, Inc.	11,165,780
200,790	Invesco, Ltd.	6,278,703
91,200	Investec plc	555,930
133,270	Investors Bancorp, Inc.	1,600,573
155,110	Janus Capital Group, Inc.	2,173,091
582,160	KeyCorp	7,084,887
50,640	Kinsale Capital Group, Inc.	1,114,080
10,770	Lazard, Ltd.	391,597
11,980	Lincoln National Corporation	562,820
34,260	LPL Financial Holdings, Inc.[f]	1,024,717
35,540	M&T Bank Corporation	4,126,194
11,800	Macquarie Group, Ltd.	746,286
620	Markel Corporation[e]	575,837
175,120	MetLife, Inc.	7,780,582
294,000	Mizuho Financial Group, Inc.	495,519
228,280	Morgan Stanley	7,318,657
5,600	MS and AD Insurance Group Holdings, Inc.	156,079
5,400	National Australia Bank, Ltd.	116,078
45,880	National Bank Holdings Corporation	1,072,216
34,426	National Bank of Canada	1,220,700
3,800	Navigators Group, Inc.	368,296
45,220	NMI Holdings, Inc.[e]	344,576
16,900	Nordea Bank AB	167,825
3,310	Northern Trust Corporation	225,047
87,870	NorthStar Realty Europe Corporation	962,177
24,600	Old Mutual plc	64,482
60,673	PacWest Bancorp	2,603,478
7,480	Piper Jaffray Companies[e]	361,284
21,228	Power Corporation of Canada	449,656
3,012	Power Financial Corporation	69,793
40,250	Primerica, Inc.[f]	2,134,457
27,210	Principal Financial Group, Inc.	1,401,587
6,610	Prosperity Bancshares, Inc.	362,823
75,510	Provident Financial Services, Inc.	1,603,077
113,797	Raymond James Financial, Inc.	6,624,123
23,100	Redwood Trust, Inc.	327,096
32,064	Renasant Corporation	1,078,312
6,247	Safety Insurance Group, Inc.	419,923
75,453	Sandy Spring Bancorp, Inc.	2,307,353
3,771	Schroders plc	131,688
11,600	SEI Investments Company	529,076
639,580	SLM Corporation[e]	4,777,663
43,380	Stewart Information Services Corporation	1,928,241
95,393	Stifel Financial Corporation[e]	3,667,861
39,260	SunTrust Banks, Inc.	1,719,588
71,427	SVB Financial Group[e]	7,895,541
13,900	Swiss Re AG	1,255,426
246,640	Synchrony Financial	6,905,920
64,910	Synovus Financial Corporation	2,111,522
33,600	T&D Holdings, Inc.	379,045
2,800	Talanx AG	85,442

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Financials (4.1%) - continued
259,070	TCF Financial Corporation	$3,759,106
130,704	TD Ameritrade Holding Corporation	4,606,009
18,780	Territorial Bancorp, Inc.	538,235
2,000	Tokio Marine Holdings, Inc.	76,700
5,667	Toronto-Dominion Bank	251,569
44,520	TriCo Bancshares	1,191,800
215,620	TrustCo Bank Corporation	1,528,746
17,150	Trustmark Corporation	472,654
8,710	Union Bankshares Corporation	233,167
8,750	United Bankshares, Inc.f	329,612
80,770	United Community Banks, Inc.	1,697,785
129,200	United Financial Bancorp, Inc.	1,788,128
43,919	United Overseas Bank, Ltd.	609,323
11,680	Unum Group	412,421
20,970	Virtu Financial, Inc.	313,921
13,490	Voya Financial, Inc.	388,782
27,240	Western Alliance Bancorp[e]	1,022,590
42,500	Westpac Banking Corporation	966,968
22,729	Wintrust Financial Corporation	1,263,051
71,900	WisdomTree Investments, Inc.[f]	739,851
25,109	WSFS Financial Corporation	916,227
557,966	Zions Bancorporation	17,308,105

	Total	375,244,319

Health Care (4.1%)
382,798	Abbott Laboratories	16,188,527
29,576	ABIOMED, Inc.[e]	3,802,882
59,108	Acadia Healthcare Company, Inc.[e,f]	2,928,801
9,400	Acceleron Pharma, Inc.[e]	340,186
13,830	Aceto Corporation	262,632
53,040	Advaxis, Inc.[e],f	566,998
29,940	Aerie Pharmaceuticals, Inc.[e]	1,129,936
28,860	Aetna, Inc.	3,331,887
94,430	Akorn, Inc.[e]	2,574,162
142,521	Alexion Pharmaceuticals, Inc.[e]	17,464,523
22,061	Align Technology, Inc.[e]	2,068,219
102,388	Allergan plc[e]	23,580,980
38,910	Amgen, Inc.	6,490,577
31,025	Analogic Corporation	2,748,815
174,100	Asterias Biotherapeutics, Inc.[e,f]	738,184
4,539	Atrion Corporation	1,936,337
5,560	Biogen, Inc.[e]	1,740,447
38,626	BioMarin Pharmaceutical, Inc.[e]	3,573,678
16,720	Boston Scientific Corporation[e]	397,936
14,040	Bristol-Myers Squibb Company	757,037
23,291	C.R. Bard, Inc.	5,223,705
63,825	Cardiovascular Systems, Inc.[e]	1,515,206
25,370	Catalent, Inc.[e]	655,561
218,890	Celgene Corporation[e]	22,880,572
41,240	Centene Corporation[e]	2,761,430
4,350	Charles River Laboratories International, Inc.[e]	362,529
6,560	Chemed Corporation	925,419
19,240	CONMED Corporation	770,754
62,440	Cooper Companies, Inc.	11,192,994
24,310	Cross Country Healthcare, Inc.[e]	286,372
6,400	CSL, Ltd.	526,276
101,720	Dentsply Sirona, Inc.	6,045,220
57,913	Depomed, Inc.[e,f]	1,447,246
23,550	Dexcom, Inc.[e]	2,064,393
87,190	Edwards Lifesciences Corporation[e]	10,511,626
11,480	Emergent Biosolutions, Inc.[e]	361,964
78,406	Ensign Group, Inc.	1,578,313
125,384	Envision Healthcare Holdings, Inc.[e]	2,792,302
13,144	Essilor International SA	1,695,526
102,550	Express Scripts Holding Company[e]	7,232,851

Shares	Common Stock (33.6%)	Value
Health Care (4.1%) - continued
360,161	Gilead Sciences, Inc.	$28,495,938
21,690	Global Blood Therapeutics, Inc.[e,f]	499,955
12,690	Globus Medical, Inc.[e]	286,413
9,900	Grifols SA	213,398
9,890	Halyard Health, Inc.[e]	342,787
28,060	HCA Holdings, Inc.[e]	2,122,178
25,849	HealthEquity, Inc.[e]	978,385
43,030	Healthways, Inc.[e]	1,138,574
12,660	Heska Corporation[e]	689,084
10,300	Hikma Pharmaceuticals plc	269,052
16,500	Hill-Rom Holdings, Inc.	1,022,670
189,290	Hologic, Inc.[e]	7,350,131
873	ICON plc[e]	67,544
12,310	ICU Medical, Inc.[e]	1,555,738
21,185	Impax Laboratories, Inc.[e]	502,085
52,290	Inogen, Inc.[e]	3,132,171
97,609	Intersect ENT, Inc.[e]	1,546,127
13,540	Intra-Cellular Therapies, Inc.[e]	206,350
46,766	Ironwood Pharmaceuticals, Inc.[e]	742,644
101,350	Kindred Healthcare, Inc.	1,035,797
2,000	Lonza Group AG	382,798
32,830	Magellan Health Services, Inc.[e]	1,763,956
134,024	Medtronic plc	11,579,674
287,700	Merck & Company, Inc.	17,955,357
5,700	Merck KGaA	614,833
9,523	Mettler-Toledo International, Inc.[e]	3,998,041
77,622	Mylan NVe	2,958,951
34,418	National Healthcare Corporation	2,271,244
10,140	Natural Health Trends Corporation[f]	286,556
3,950	Neogen Corporation[e]	220,963
36,466	Neurocrine Biosciences, Inc.[e]	1,846,638
40,165	Nevro Corporation[e,f]	4,192,824
18,000	Novartis AG	1,420,566
18,400	Novo Nordisk AS	766,888
93,092	NuVasive, Inc.[e]	6,205,513
49,170	Omnicell, Inc.[e]	1,883,211
154,840	OraSure Technologies, Inc.[e]	1,234,075
15,500	Orthofix International NVe	662,935
101,230	PDL BioPharma, Inc.	339,120
28,050	PerkinElmer, Inc.	1,573,885
33,638	Perrigo Company plc	3,105,797
485,680	Pfizer, Inc.	16,449,982
38,900	PharMerica Corporation[e]	1,091,923
8,800	Prothena Corporation plc[e]	527,736
11,620	Puma Biotechnology, Inc.[e,f]	779,121
10,220	ResMed, Inc.	662,154
119,960	Roche Holding AG ADR	3,715,161
2,100	Roche Holding AG-Genusschein	521,847
16,000	Sanofi	1,218,421
89,803	Team Health Holdings, Inc.[e]	2,923,986
53,624	Teleflex, Inc.	9,011,513
60,912	Triple-S Management Corporation[e]	1,335,800
86,286	UnitedHealth Group, Inc.	12,080,040
71,567	Universal Health Services, Inc.	8,818,486
11,940	VCA Antech, Inc.[e]	835,561
67,060	Veeva Systems, Inc.[e]	2,768,237
171,649	Vertex Pharmaceuticals, Inc.[e]	14,969,509
15,260	Waters Corporation[e]	2,418,557
2,580	Wellcare Health Plans, Inc.[e]	302,092
24,570	West Pharmaceutical Services, Inc.	1,830,465
64,870	Wright Medical Group NVe,f	1,591,261
57,900	Ziopharm Oncology, Inc.[e,f]	325,977
54,340	Zoetis, Inc.	2,826,223

	Total	377,917,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Industrials (3.9%)
55,226	3M Company	$9,732,478
16,100	ABB, Ltd.	362,861
38,770	ABM Industries, Inc.	1,539,169
5,500	Adecco SA	310,011
86,177	Aegion Corporation[e]	1,643,395
17,730	Aerovironment, Inc.[e]	432,789
43,200	AGCO Corporation	2,130,624
67,339	Air New Zealand, Ltd.	91,344
12,270	Allison Transmission Holdings, Inc.	351,904
8,900	Amada Holdings Company, Ltd.	92,581
2,500	Andritz AG	136,043
143,240	Ardmore Shipping Corporation[f]	1,008,410
47,000	Asahi Glass Company, Ltd.	303,900
36,382	Astec Industries, Inc.	2,178,190
3,000	Atlas Copco Aktiebolag	90,314
29,010	AZZ, Inc.	1,893,483
68,373	B/E Aerospace, Inc.	3,532,149
7,100	Babcock International Group plc	95,054
63,980	Barnes Group, Inc.	2,594,389
4,000	Berendsen plc	64,308
38,830	Boeing Company	5,115,464
8,940	Brady Corporation	309,413
1,200	Brenntag AG	65,579
220,410	BWX Technologies, Inc.	8,457,132
11,789	Canadian National Railway Company	770,627
5,200	Capita plc	45,046
61,760	Carlisle Companies, Inc.	6,334,723
23,310	Caterpillar, Inc.	2,069,229
42,000	Cathay Pacific Airways, Ltd.	58,713
27,400	CBIZ, Inc.[e]	306,606
14,300	CEB, Inc.	778,921
37,733	CIRCOR International, Inc.	2,247,377
43,901	CLARCOR, Inc.	2,853,565
36,990	Colfax Corporation[e]	1,162,596
81,744	Comfort Systems USA, Inc.	2,395,917
65,950	Commercial Vehicle Group, Inc.[e]	381,191
60,380	Copart, Inc.[e]	3,233,953
9,250	Crane Company	582,842
173,330	CSX Corporation	5,286,565
121,820	Cummins, Inc.	15,611,233
16,700	Curtiss-Wright Corporation	1,521,537
12,000	Dai Nippon Printing Company, Ltd.	117,716
7,488	Dart Group plc	40,666
700	DCC plc	63,599
227,500	Delta Air Lines, Inc.	8,954,400
2,910	Deluxe Corporation	194,446
8,300	Deutsche Post AG	259,862
68,800	Donaldson Company, Inc.	2,568,304
5,700	DSV AS	284,402
6,600	East Japan Railway Company	595,743
51,817	EMCOR Group, Inc.	3,089,330
45,190	EnerSys	3,126,696
21,440	Equifax, Inc.	2,885,395
55,929	ESCO Technologies, Inc.	2,596,224
7,980	Expeditors International of Washington, Inc.	411,130
73,134	Federal Signal Corporation	969,757
3,800	Flowserve Corporation	183,312
1,700	Flughafen Zuerich AG	332,340
9,805	Fortive Corporation	499,075
116,229	Fortune Brands Home and Security, Inc.	6,752,905
52,104	Franklin Electric Company, Inc.	2,121,154
3,900	Fraport AG Frankfurt Airport Services Worldwide	213,449
40,750	GasLog, Ltd.[f]	592,913

Shares	Common Stock (33.6%)	Value
Industrials (3.9%) - continued
78,550	Gener8 Maritime, Inc.[e,f]	$402,176
46,720	General Dynamics Corporation	7,249,075
13,850	Genesee & Wyoming, Inc.[e]	954,957
200	Georg Fischer AG	175,339
72,668	Gibraltar Industries, Inc.[e]	2,699,616
73,035	Granite Construction, Inc.	3,632,761
13,670	Greenbrier Companies, Inc.[f]	482,551
20,532	H&E Equipment Services, Inc.	344,116
23,410	Hackett Group, Inc.	386,733
193,140	Harsco Corporation	1,917,880
9,480	HD Supply Holdings, Inc.[e]	303,170
54,752	Healthcare Services Group, Inc.	2,167,084
37,304	Heico Corporation	2,581,437
20,450	Herman Miller, Inc.	584,870
36,520	Hexcel Corporation	1,617,836
4,500	Hitachi Transport System, Ltd.	89,919
3,159	HNI Corporation	125,728
1,600	Hochtief AG	225,801
62,773	Honeywell International, Inc.	7,318,704
18,539	Hub Group, Inc.[e]	755,650
44,660	Hubbell, Inc.	4,811,668
26,430	Huntington Ingalls Industries, Inc.	4,054,891
25,795	Huron Consulting Group, Inc.[e]	1,541,509
10,520	ICF International, Inc.[e]	466,246
6,000	Inaba Denki Sangyo Company, Ltd.	216,877
157,840	Ingersoll-Rand plc	10,723,650
19,340	Insperity, Inc.	1,404,858
6,830	Insteel Industries, Inc.	247,519
16,790	Interface, Inc.	280,225
101,900	ITOCHU Corporation	1,282,877
12,900	ITT Corporation	462,336
3,300	Jardine Matheson Holdings, Ltd.	200,013
29,404	JB Hunt Transport Services, Inc.	2,385,841
24,678	Johnson Controls International plc	1,148,267
11,000	Kamigumi Company, Ltd.	95,964
6,030	Kansas City Southern	562,720
193,650	Kennametal, Inc.	5,619,723
82,083	Kforce, Inc.	1,681,881
23,620	Kirby Corporation[e]	1,468,219
26,900	KITZ Corporation	148,884
36,660	Knight Transportation, Inc.	1,051,775
27,000	KONE Oyj	1,370,717
6,189	Koninklijke Boskalis Westminster NV	220,272
115,820	Korn/Ferry International	2,432,220
1,200	Kuehne & Nagel International AG	174,392
4,900	Kurita Water Industries, Ltd.	116,431
1,200	Legrand SA	70,744
108,640	Lincoln Electric Holdings, Inc.	6,803,037
8,110	Lindsay Corporation[f]	599,978
26,030	Manpower, Inc.	1,880,928
35,600	Marubeni Corporation	182,881
113,100	Masco Corporation	3,880,461
39,000	Meggitt plc	227,630
157,660	Meritor, Inc.[e]	1,754,756
28,938	Middleby Corporation[e]	3,577,316
10,600	MIRAIT Holdings Corporation	90,322
32,000	Mitsubishi Electric Corporation	410,135
12,000	Mitsuboshi Belting, Ltd.	101,967
64,900	Mitsui & Company, Ltd.	899,442
43,160	Moog, Inc.[e]	2,569,746
27,661	MSA Safety, Inc.	1,605,444
23,010	MSC Industrial Direct Company, Inc.	1,689,164
6,010	Mueller Industries, Inc.	194,844
40,670	MYR Group, Inc.[e]	1,224,167
126,679	Navigant Consulting, Inc.[e]	2,561,449
35,610	NCI Building Systems, Inc.[e]	519,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Industrials (3.9%) - continued
36,982	Nielsen Holdings plc	$1,981,126
18,000	Nippon Express Company, Ltd.	84,150
18,900	Nitto Kogyo Corporation	248,103
26,337	Nordson Corporation	2,623,955
52,510	Norfolk Southern Corporation	5,096,621
2,380	Northrop Grumman Corporation	509,201
25,160	Old Dominion Freight Line, Inc.[e]	1,726,228
61,808	On Assignment, Inc.[e]	2,243,012
139,338	Oshkosh Corporation	7,802,928
3,080	Parker Hannifin Corporation	386,632
14,920	Pentair, Ltd.	958,461
95,526	PGT, Inc.[e]	1,019,262
40,444	Proto Labs, Inc.[e,f]	2,423,000
25,130	Quanex Building Products Corporation	433,744
4,200	Randstad Holding NV	190,985
70,010	Raven Industries, Inc.	1,612,330
16,300	Raytheon Company	2,218,919
2,580	RBC Bearings, Inc.[e]	197,318
30,450	Resources Connection, Inc.	454,923
8,500	Rexnord Corporation[e]	181,985
553	Rieter Holding AG	112,190
24,010	Rockwell Automation, Inc.	2,937,383
45,210	Rockwell Collins, Inc.	3,813,011
12,060	Rollins, Inc.	353,117
20,106	Roper Industries, Inc.	3,668,742
5,370	Ryder System, Inc.	354,151
55,278	Saia, Inc.[e]	1,656,129
9,600	Sanwa Holdings Corporation	92,937
400	Schindler Holding AG	75,763
2,000	Schindler Holding AG, Participation Certificate	375,565
9,400	Siemens AG	1,102,253
5,500	Skanska AB	128,495
9,700	SKF AB	167,513
15,700	Smiths Group plc	298,022
300,400	Southwest Airlines Company	11,682,556
55,750	SPX FLOW, Inc.[e]	1,723,790
3,260	Stanley Black & Decker, Inc.	400,915
12,520	TASER International, Inc.[e]	358,197
29,515	Tennant Company	1,912,572
14,270	Tetra Tech, Inc.	506,157
18,723	Textron, Inc.	744,239
5,100	Toro Company	238,884
2,800	TOTO, Ltd.	105,860
60,290	TransUnion[e]	2,080,005
11,020	TrueBlue, Inc.[e]	249,713
4,620	UniFirst Corporation	609,193
264,829	Union Pacific Corporation	25,828,772
51,150	United Continental Holdings, Inc.[e]	2,683,841
82,870	United Parcel Service, Inc.	9,062,663
31,594	United Rentals, Inc.[e]	2,479,813
19,615	Universal Forest Products, Inc.	1,931,881
58,983	Universal Truckload Services, Inc.	791,552
15,000	Vinci SA	1,148,682
35,760	WABCO Holdings, Inc.[e]	4,059,833
35,224	WageWorks, Inc.[e]	2,145,494
90,865	Waste Connections, Inc.	6,787,616
6,585	Watsco, Inc.	927,826
4,109	WSP Global, Inc.[f]	129,445
40,980	Xylem, Inc.	2,149,401
39,120	YRC Worldwide, Inc.[e]	481,958
3,500	Yuasa Trading Company, Ltd.	80,412

	Total	362,883,206

Shares	Common Stock (33.6%)	Value
Information Technology (7.4%)
9,103	Advanced Energy Industries, Inc.[e]	$430,754
184,100	Agilent Technologies, Inc.	8,669,269
120,265	Akamai Technologies, Inc.[e]	6,372,842
25,010	Alliance Data Systems Corporation[e]	5,365,395
48,624	Alphabet, Inc., Class Ae	39,096,613
41,369	Alphabet, Inc., Class Ce	32,155,710
29,672	Ambarella, Inc.[e,f]	2,184,156
48,070	Amkor Technology, Inc.[e]	467,240
119,847	Amphenol Corporation	7,780,467
75,100	Analog Devices, Inc.	4,840,195
8,911	ANSYS, Inc.[e]	825,248
326,199	Apple, Inc.	36,876,797
177,061	Applied Materials, Inc.	5,338,389
69,936	Arista Networks, Inc.[e,f]	5,950,155
44,316	Aspen Technology, Inc.[e]	2,073,546
20,590	AVX Corporation	283,936
42,490	Bankrate, Inc.[e]	360,315
3,830	Belden, Inc.	264,232
91,020	Blackhawk Network Holdings, Inc.[e]	2,746,073
171,320	Booz Allen Hamilton Holding Corporation	5,415,425
3,600	Broadcom, Ltd.	621,072
5,590	Broadridge Financial Solutions, Inc.	378,946
105,809	Brocade Communications Systems, Inc.	976,617
175,275	Brooks Automation, Inc.	2,385,493
37,500	CA, Inc.	1,240,500
39,442	Cabot Microelectronics Corporation	2,086,876
20,054	CACI International, Inc.[e]	2,023,449
10,000	Canon, Inc.	290,324
40,658	Cavium, Inc.[e]	2,366,296
14,400	CDK Global, Inc.	825,984
12,720	Check Point Software Technologies, Ltd.[e]	987,199
108,507	Ciena Corporation[e]	2,365,453
5,000	Cirrus Logic, Inc.[e]	265,750
965,500	Cisco Systems, Inc.	30,625,660
46,189	Cognex Corporation	2,441,551
76,950	Cognizant Technology Solutions Corporation[e]	3,671,284
10,580	Coherent, Inc.[e]	1,169,513
100,730	CommVault Systems, Inc.[e]	5,351,785
40,890	Comtech Telecommunications Corporation	523,801
43,880	Convergys Corporation	1,334,830
77,940	CoreLogic, Inc.[e]	3,056,807
107,365	Criteo SA ADR[e,f]	3,769,585
10,540	CTS Corporation	196,044
29,235	Dell Technologies, Inc.[e]	1,397,433
61,516	DST Systems, Inc.	7,253,967
50,270	EarthLink Holdings Corporation	311,674
77,650	eBay, Inc.[e]	2,554,685
65,610	Entegris, Inc.[e]	1,142,926
46,250	Envestnet, Inc.[e]	1,685,813
22,210	EVERTEC, Inc.	372,684
20,260	ExlService Holdings, Inc.[e]	1,009,758
16,570	F5 Networks, Inc.[e]	2,065,285
53,897	Fabrinet[e]	2,403,267
414,070	Facebook, Inc.[e]	53,112,759
69,980	Finisar Corporation[e]	2,085,404
22,080	Fitbit, Inc.[e,f]	327,667
177,560	FLIR Systems, Inc.	5,578,935
108,849	Fortinet, Inc.[e]	4,019,794
21,400	FUJIFILM Holdings NPV	792,718
23,440	Genpact, Ltd.[e]	561,388
103,518	Guidewire Software, Inc.[e]	6,209,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Information Technology (7.4%) - continued
4,900	Halma plc	$66,526
1,800	Hoya Corporation	72,410
39,440	HP, Inc.	612,503
16,821	IAC/InterActiveCorporation	1,050,808
195,940	Intel Corporation	7,396,735
155,275	Ixia[e]	1,940,937
119,084	Juniper Networks, Inc.	2,865,161
11,790	Keysight Technologies, Inc.[e]	373,625
40,170	Knowles Corporation[e]	564,388
5,100	Kyocera Corporation	245,072
51,380	Lam Research Corporation[f]	4,866,200
25,700	Liberty Tripadvisor Holdings, Inc.[e]	561,545
65,470	Lionbridge Technologies, Inc.[e]	327,350
14,654	Littelfuse, Inc.	1,887,582
48,630	M/A-COM Technology Solutions Holdings, Inc.[e]	2,058,994
21,348	Manhattan Associates, Inc.[e]	1,230,072
35,820	Marvell Technology Group, Ltd.	475,331
174,750	MasterCard, Inc.	17,784,307
86,520	Maxim Integrated Products, Inc.	3,454,744
13,670	MAXIMUS, Inc.	773,175
65,837	Methode Electronics, Inc.	2,302,320
2,500	Micro Focus International plc	71,161
86,060	Microsemi Corporation[e]	3,612,799
850,740	Microsoft Corporation	49,002,624
29,250	Mobileye NVe	1,245,173
87,666	Monolithic Power Systems, Inc.	7,057,113
22,107	Nanometrics, Inc.[e]	493,870
62,920	National Instruments Corporation	1,786,928
9,800	NEC Networks & System Integration Corporation	166,933
3,300	Nice, Ltd.	219,735
37,766	Nice, Ltd. ADR	2,528,056
5,000	NS Solutions Corporation	87,379
1,500	NTT Data Corporation	74,917
313,054	NVIDIA Corporation	21,450,460
54,705	NXP Semiconductors NVe	5,580,457
156,091	Oclaro, Inc.[e]	1,334,578
67,560	ON Semiconductor Corporation[e]	832,339
468,880	Oracle Corporation	18,417,606
1,100	Oracle Corporation Japan	62,148
10,500	OSI Systems, Inc.[e]	686,490
13,240	Palo Alto Networks, Inc.[e]	2,109,529
164,200	Pandora Media, Inc.[e,f]	2,352,986
54,200	Paylocity Holding Corporation[e,f]	2,409,732
593,614	PayPal Holdings, Inc.[e]	24,320,366
53,025	Pegasystems, Inc.	1,563,707
75,117	Progress Software Corporation[e]	2,043,182
72,689	Proofpoint, Inc.[e]	5,440,772
36,480	PTC, Inc.[e]	1,616,429
66,071	Q2 Holdings, Inc.[e]	1,893,595
3,820	Qorvo, Inc.[e]	212,927
73,190	QUALCOMM, Inc.	5,013,515
11,160	Qualys, Inc.[e]	426,200
47,170	RealPage, Inc.[e]	1,212,269
62,160	Red Hat, Inc.[e]	5,024,393
449,350	Salesforce.com, Inc.[e]	32,052,135
800	SAP SE	73,162
13,110	ScanSource, Inc.[e]	478,515
31,875	ServiceNow, Inc.[e]	2,522,906
85,100	ShoreTel, Inc.[e]	680,800
9,380	Splunk, Inc.[e]	550,418
45,100	SS&C Technologies Holdings, Inc.	1,449,965
9,240	Stratasys, Ltd.[e]	222,592
89,018	Synopsys, Inc.[e]	5,283,218
216,967	Teradyne, Inc.	4,682,148

Shares	Common Stock (33.6%)	Value
Information Technology (7.4%) - continued
9,070	Tessera Technologies, Inc.	$348,651
163,240	Texas Instruments, Inc.	11,456,183
2,100	Trend Micro, Inc.	73,259
27,560	Trimble Navigation, Ltd.[e]	787,114
25,636	Tyler Technologies, Inc.[e]	4,389,652
32,945	Ultimate Software Group, Inc.[e]	6,733,629
1,800	United Internet AG	79,717
135,236	Virtusa Corporation[e]	3,337,624
418,790	Visa, Inc.	34,633,933
353,870	Xilinx, Inc.	19,229,296

	Total	679,661,813

Materials (1.6%)
4,900	Adeka Corporation	67,793
44,230	Agnico Eagle Mines, Ltd.	2,396,381
1,500	Air Liquide SA	160,856
22,250	Air Products and Chemicals, Inc.	3,345,065
231,540	Alcoa, Inc.	2,347,816
5,700	Amcor, Ltd.	66,390
41,654	American Vanguard Corporation	668,963
26,580	Avery Dennison Corporation	2,067,658
18,044	Balchem Corporation	1,398,951
36,980	Ball Corporation	3,030,511
246,470	Barrick Gold Corporation	4,367,448
66,800	BHP Billiton, Ltd.	1,157,144
46,120	Boise Cascade Company[e]	1,171,448
22,330	Cabot Corporation	1,170,315
5,010	Caesarstone Sdot-Yam, Ltd.[e]	188,927
21,470	Carpenter Technology Corporation	885,852
73,257	Celanese Corporation	4,875,986
53,783	Chemtura Corporation[e]	1,764,620
27,647	Clearwater Paper Corporation[e]	1,787,931
24,800	Continental Building Products, Inc.[e]	520,552
3,600	Croda International plc	162,446
74,010	Crown Holdings, Inc.[e]	4,225,231
56,700	Daicel Corporation	716,522
15,000	Denki Kagaku Kogyo KK	64,963
100,320	Dow Chemical Company	5,199,586
9,000	Eagle Materials, Inc.	695,700
83,794	Eastman Chemical Company	5,671,178
45,990	Ecolab, Inc.	5,597,903
171,180	Eldorado Gold Corporation[e]	672,737
2,300	Evonik Industries AG	77,865
41,220	Ferro Corporation[e]	569,248
90,800	Ferroglobe plc	819,924
97,556	FMC Corporation	4,715,857
193,960	Freeport-McMoRan, Inc.	2,106,406
100	Geberit AG	43,834
200	Givaudan SA	407,744
167,840	Goldcorp, Inc.	2,772,717
14,400	Graphic Packaging Holding Company	201,456
7,800	Hexpol AB	69,939
11,246	Ingevity Corporation[e]	518,441
10,050	Innophos Holdings, Inc.	392,252
24,098	Innospec, Inc.	1,465,399
129,860	International Paper Company	6,230,683
6,200	JSR Corporation	97,448
79,630	KapStone Paper and Packaging Corporation	1,506,600
295,430	Kinross Gold Corporation[e]	1,243,760
14,630	Koppers Holdings, Inc.[e]	470,793
12,100	Kuraray Company, Ltd.	179,504
11,460	Martin Marietta Materials, Inc.	2,052,601
26,350	Materion Corporation	809,208
19,470	Methanex Corporation[f]	694,690
19,365	Minerals Technologies, Inc.	1,368,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Materials (1.6%) - continued
30,200	Mitsubishi Chemical Holdings Corporation	$189,336
6,000	Mitsubishi Gas Chemical Company, Inc.	85,902
3,700	Mitsubishi Materials Corporation	101,204
192,060	Mosaic Company	4,697,788
114,947	Myers Industries, Inc.	1,493,162
134,900	Newmont Mining Corporation	5,300,221
1,100	Nippon Shokubai Company, Ltd.	68,721
1,000	Nitto Denko Corporation	64,946
121,768	Norsk Hydro ASA	526,496
93,850	Nucor Corporation	4,640,882
12,500	Nutanix, Inc.[e]	462,500
54,970	OMNOVA Solutions, Inc.[e]	463,947
33,400	Orora, Ltd.	81,004
180,140	Owens-Illinois, Inc.[e]	3,312,775
114,354	Packaging Corporation of America	9,292,406
11,660	PolyOne Corporation	394,225
5,340	Quaker Chemical Corporation	565,666
39,440	Rayonier Advanced Materials, Inc.[f]	527,313
12,230	Reliance Steel & Aluminum Company	880,927
28	Rio Tinto, Ltd.	1,114
15,940	Royal Gold, Inc.	1,234,234
11,900	RPC Group plc	147,879
13,410	RPM International, Inc.	720,385
30,490	Schnitzer Steel Industries, Inc.	637,241
8,680	Schweitzer-Mauduit International, Inc.	334,701
22,705	Scotts Miracle-Gro Company	1,890,645
48,950	Sealed Air Corporation	2,242,889
11,380	Sensient Technologies Corporation	862,604
75,030	Silver Wheaton Corporation	2,028,061
42,730	Sonoco Products Company	2,257,426
218,223	Steel Dynamics, Inc.	5,453,393
28,400	Stillwater Mining Company[e]	379,424
6,000	Sumitomo Metal Mining Company, Ltd.	82,870
3,000	Sumitomo Seika Chemicals Company, Ltd.	106,324
131,050	Teck Resources, Ltd.	2,362,832
15,000	Tosoh Corporation	92,454
22,994	UPM-Kymmene Oyj	485,511
149,207	Verso Corporation[e]	962,385
24,130	Vulcan Materials Company	2,744,305
67,479	Westrock Company	3,271,382
248,110	Yamana Gold, Inc.	1,069,354
22,698	Yara International ASA	756,366

	Total	148,535,354

Real Estate (0.8%)
24,590	American Assets Trust, Inc.	1,066,714
27,890	American Campus Communities, Inc.	1,418,764
78,000	Bluerock Residential Growth REIT, Inc.[f]	1,014,000
17,326	Brixmor Property Group, Inc.	481,490
27,630	Camden Property Trust	2,313,736
68,900	CapitaMall Trust	109,770
238,920	CBL & Associates Properties, Inc.	2,900,489
30,400	CBRE Group, Inc.[e]	850,592
291,831	Cedar Realty Trust, Inc.	2,101,183
95,160	Chatham Lodging Trust	1,831,830
26,800	City Office REIT, Inc.	341,164
193,210	Corporate Office Properties Trust	5,477,503
62,400	Corrections Corporation of America	865,488
2,550	CyrusOne, Inc.	121,303

Shares	Common Stock (33.6%)	Value
Real Estate (0.8%) - continued
900	Daito Trust Construction Company, Ltd.	$143,946
415,600	DDR Corporation	7,243,908
9,500	Derwent London plc	320,207
97,600	DEXUS Property Group	685,989
24,970	Digital Realty Trust, Inc.	2,425,086
88,090	Duke Realty Corporation	2,407,500
62,760	DuPont Fabros Technology, Inc.	2,588,850
2,690	EastGroup Properties, Inc.	197,876
94,719	First Potomac Realty Trust	866,679
88,990	Franklin Street Properties Corporation	1,121,274
61,900	Frasers Centrepoint Trust	99,861
82,750	General Growth Properties, Inc.	2,283,900
7,500	Great Portland Estates plc	61,504
32,339	H&R Real Estate Investment Trust	552,890
8,533	Hamborner REIT AG	90,268
13,950	Hersha Hospitality Trust	251,379
118,370	HFF, Inc.	3,277,665
34,980	Hospitality Properties Trust	1,039,606
224,646	Host Hotels & Resorts, Inc.	3,497,738
24,560	Hudson Pacific Properties, Inc.	807,287
13,000	Hufvudstaden AB	225,246
115,000	Hysan Development Company, Ltd.	541,082
51,370	InfraREIT, Inc.	931,852
11,770	Jones Lang LaSalle, Inc.	1,339,308
123,270	LaSalle Hotel Properties	2,942,455
67,460	Liberty Property Trust	2,722,011
22,620	Life Storage, Inc.	2,011,823
21,000	Link REIT	155,024
6,520	Mid-America Apartment Communities, Inc.	612,815
421,372	New World Development Company, Ltd.	552,542
13,170	Outfront Media, Inc.	311,470
38,370	Parkway Properties, Inc.	652,674
48,046	Pebblebrook Hotel Trust	1,278,024
33,980	Physicians Realty Trust	731,929
13,905	Potlatch Corporation	540,765
49,110	RE/MAX Holdings, Inc.	2,150,036
49,940	Retail Properties of America, Inc.	838,992
3,740	RioCan Real Estate Investment Trust	77,597
54,520	Silver Bay Realty Trust Corporation REIT	955,736
175,130	Stockland	641,401
112,576	Summit Hotel Properties, Inc.	1,481,500
700	Swiss Prime Site AGe	61,474
55,846	Terreno Realty Corporation	1,536,323
23,400	Tier REIT, Inc.	361,296
27,070	Urstadt Biddle Properties, Inc.	601,495
12,000	Wharf Holdings, Ltd.	88,039
17,000	Wheelock and Company, Ltd.	100,976
106,100	Wing Tai Holdings, Ltd.	131,679

	Total	75,433,003

Telecommunications Services (0.3%)
61,010	AT&T, Inc.	2,477,616
5,210	ATN International, Inc.	338,858
4,266	BCE, Inc.	197,017
54,500	BT Group plc	274,205
151,070	Cincinnati Bell, Inc.[e]	616,366
21,000	Elisa Oyj	773,923
24,760	FairPoint Communications, Inc.[e]	372,143
14,000	Freenet AG	409,763
33,000	General Communication, Inc.[e]	453,750
26,580	Inteliquent, Inc.	429,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Telecommunications Services (0.3%) - continued
249,389	KCOM Group plc	$374,723
40,237	Level 3 Communications, Inc.[e]	1,866,192
1,600	Millicom International Cellular SA	82,898
1,600	Nippon Telegraph & Telephone Corporation	73,178
19,700	Orange SA	308,652
276,000	PCCW, Ltd.	169,993
7,100	Proximus SA	212,405
48,712	SBA Communications Corporation[e]	5,463,538
24,500	Telefonica Deutschland Holding AG	98,783
15,743	Telenor ASA	270,715
177,296	Verizon Communications, Inc.	9,215,846
25,600	Vodafone Group plc	73,418
85,050	Vonage Holdings Corporation[e]	562,181

	Total	25,115,164

Utilities (0.8%)
46,630	Alliant Energy Corporation	1,786,395
7,880	American Electric Power Company, Inc.	505,975
51,180	American States Water Company	2,049,759
48,010	Aqua America, Inc.	1,463,345
31,490	Artesian Resources Corporation	898,725
107,700	Avista Corporation	4,500,783
26,650	Consolidated Water Company, Ltd.[f]	309,673
27,270	DTE Energy Company	2,554,381
8,200	E.ON SE	58,282
62,970	Edison International, Inc.	4,549,582
120,100	Electricidade de Portugal SA	403,059
116,660	Eversource Energy	6,320,639
48,830	Exelon Corporation	1,625,551
54,850	Great Plains Energy, Inc.	1,496,856
144,150	MDU Resources Group, Inc.	3,667,176
13,450	Middlesex Water Company	473,978
32,480	NiSource, Inc.	783,093
174,000	Osaka Gas Company, Ltd.	729,794
247,380	PG&E Corporation	15,132,234
109,030	Portland General Electric Company	4,643,588
73,160	Public Service Enterprise Group, Inc.	3,063,209
87,700	Redes Energeticas Nacionais SGPS SA	256,344
38,100	Renewable Energy Group, Inc.[e]	322,707
67,400	Southern Company	3,457,620
8,260	Southwest Gas Corporation	577,043
25,518	Spire, Inc.	1,626,517
14,000	Toho Gas Company, Ltd.	131,099
16,500	United Utilities Group plc	214,313
7,932	Unitil Corporation	309,824
130,360	Vectren Corporation	6,544,072
13,950	WEC Energy Group, Inc.	835,326

	Total	71,290,942

	Total Common Stock (cost $2,682,880,050)	3,079,566,299

Shares	Registered Investment Companies (29.5%)	Value
Affiliated Equity Holdings (17.6%)
22,936,793	Thrivent Large Cap Stock Portfolio	269,748,158
30,302,240	Thrivent Large Cap Value Portfolio	472,502,830
15,614,280	Thrivent Mid Cap Stock Portfolio	266,171,940
57,080,403	Thrivent Partner Worldwide Allocation Portfolio	534,192,659

Shares	Registered Investment Companies (29.5%)	Value
Affiliated Equity Holdings (17.6%) - continued
4,432,127	Thrivent Small Cap Stock Portfolio	$74,005,000

	Total	1,616,620,587

Affiliated Fixed Income Holdings (11.0%)
34,974,239	Thrivent High Yield Portfolio	166,837,612
51,373,636	Thrivent Income Portfolio	535,724,274
31,585,377	Thrivent Limited Maturity Bond Portfolio	311,548,684

	Total	1,014,110,570

Equity Funds/ETFs (0.5%)
2,760	iShares MSCI EAFE Index Fund	163,199
33,160	iShares Russell 2000 Growth Index Fund[f]	4,937,524
20,769	iShares Russell 2000 Index Fund[f]	2,579,717
12,420	iShares Russell 2000 Value Index Fund	1,300,995
32,850	Materials Select Sector SPDR Fund[f]	1,568,588
120,023	SPDR S&P 500 ETF Trust	25,960,975
56,350	SPDR S&P Biotech ETF[f]	3,735,442
1,390	SPDR S&P MidCap 400 ETF Trust	392,355

	Total	40,638,795

Fixed Income Funds/ETFs (0.4%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	13,008,480
118,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	14,621,466
86,700	Vanguard Short-Term Corporate Bond ETF	6,983,685

	Total	34,613,631

	Total Registered Investment Companies (cost $2,470,513,656)	2,705,983,583

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Asset-Backed Securities (1.3%)
	Access Group, Inc.
730,497	1.024%, 2/25/2036[g,h]	718,335
	Ares CLO, Ltd.
4,400,000	1.957%, 10/12/2023*,h	4,392,357
2,750,000	2.297%, 11/15/2025*,h	2,756,728
	BA Credit Card Trust
1,750,000	0.904%, 6/15/2021[h]	1,756,225
	Bayview Opportunity Master Fund Trust
1,085,585	3.228%, 7/28/2034*,i	1,083,442
1,503,382	3.721%, 7/28/2035[g,i]	1,502,317
	Betony CLO, Ltd.
1,260,000	2.190%, 4/15/2027*,h	1,259,873
	CAM Mortgage, LLC
540,463	3.500%, 7/15/2064*,i	540,451
	Capital One Multi-Asset Execution Trust
2,250,000	0.904%, 1/18/2022[h]	2,256,097
	Chase Issuance Trust
1,375,000	1.590%, 2/18/2020	1,383,282
2,525,000	1.620%, 7/15/2020	2,546,036
2,500,000	0.934%, 5/17/2021[h]	2,510,718
	Chesapeake Funding II, LLC
1,000,000	1.880%, 6/15/2028[g]	1,003,749
	Chesapeake Funding, LLC
809,740	0.969%, 1/7/2025[g,h]	809,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Asset-Backed Securities (1.3%) - continued
	Commonbond Student Loan Trust
$5,588,639	3.320%, 5/25/2040[g]	$5,631,874
	Countrywide Asset-Backed Certificates
12,971	5.301%, 4/25/2047	12,939
	DRB Prime Student Loan Trust
1,115,812	3.170%, 7/25/2031*	1,143,714
3,562,571	3.200%, 1/25/2040*	3,653,083
1,050,353	2.890%, 6/25/2040[g]	1,048,617
	Earnest Student Loan Program, LLC
5,442,200	2.680%, 7/25/2035[g]	5,425,790
	Edlinc Student Loan Funding Trust
72,242	3.388%, 10/1/2025*,h	72,880
	Enterprise Fleet Financing, LLC
227,529	0.870%, 9/20/2019[g]	227,144
	FirstEnergy Ohio PIRB Special Purpose Trust
88,438	0.679%, 1/15/2019	88,259
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[g]	1,376,245
	Ford Credit Floorplan Master Owner Trust
1,000,000	1.200%, 2/15/2019	1,000,603
	GoldenTree Loan Opportunities IX, Ltd.
1,400,000	2.262%, 10/29/2026*,h	1,405,461
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	2.291%, 2/20/2027*,h	2,698,448
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	2.263%, 5/5/2027*,h	1,349,422
	Lehman XS Trust
5,783,130	5.440%, 8/25/2035[i]	5,080,181
	Marlette Funding Trust
2,141,822	3.060%, 1/17/2023*	2,144,269
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,730,528
5,400,000	3.246%, 12/15/2047	5,746,211
	Morgan Stanley Capital, Inc.
2,682,298	0.675%, 2/25/2037[h]	1,604,725
	OneMain Financial Issuance Trust
2,600,000	4.100%, 3/20/2028[g]	2,676,069
	OZLM VIII, Ltd.
1,400,000	2.119%, 10/17/2026*,h	1,400,854
	Pretium Mortgage Credit Partners, LLC
2,802,133	4.125%, 10/27/2030*	2,816,940
	Race Point IX CLO, Ltd.
3,260,000	2.190%, 4/15/2027*,h	3,263,640
	Renaissance Home Equity Loan Trust
1,935,316	6.011%, 5/25/2036[i]	1,359,122
3,584,060	5.580%, 11/25/2036[i]	2,034,536
	SLM Student Loan Trust
937,990	1.124%, 7/15/2022[g,h]	939,011
146,558	1.124%, 8/15/2022[g,h]	146,785
298,047	1.115%, 4/25/2023[g,h]	297,985
125,000	1.574%, 5/17/2027[g,h]	126,029
	Sofi Consumer Loan Program, LLC
1,965,119	3.260%, 8/25/2025[g]	1,982,249
	SoFi Professional Loan Program, LLC
2,292,647	2.420%, 3/25/2030[g]	2,321,074
	Sunset Mortgage Loan Company, LLC
2,164,515	4.459%, 9/18/2045*,i	2,162,216

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Asset-Backed Securities (1.3%) - continued
$4,983,709	3.844%, 7/16/2047*,i	$4,984,930
	U.S. Small Business Administration
851,662	3.191%, 3/10/2024	895,343
	Vericrest Opportunity Loan Transferee
5,073,467	3.375%, 10/25/2058*,i	5,063,373
2,629,063	3.500%, 6/26/2045[g]	2,629,227
3,359,595	3.500%, 6/26/2045[g,i]	3,360,405
2,243,913	3.625%, 7/25/2045[g,i]	2,247,474
3,627,769	4.250%, 3/26/2046[g,i]	3,671,274
3,225,000	3.500%, 9/25/2046[g,i]	3,225,000
1,094,001	3.500%, 2/25/2055*,i	1,094,821
	Volvo Financial Equipment, LLC
825,732	0.820%, 4/16/2018[g]	825,116

	Total	119,483,116

Basic Materials (0.1%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	407,531
	Alcoa Netherlands Holding BV
1,305,000	6.750%, 9/30/2024[g]	1,355,569
	Anglo American plc
2,433,000	3.625%, 5/14/2020[g]	2,433,000
	ArcelorMittal SA
1,425,000	6.500%, 3/1/2021[f]	1,585,312
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[g]	574,425
621,000	7.000%, 2/15/2021[g]	555,795
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[g]	940,187
	Glencore Funding, LLC
680,000	1.739%, 4/16/2018[g,h]	672,350
1,130,000	2.875%, 4/16/2020[g]	1,120,960
	Novelis Corporation
905,000	5.875%, 9/30/2026[g]	926,494
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026[g]	1,524,311
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,327,378

	Total	13,423,312

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,234,525
	Aircastle, Ltd.
2,875,000	5.000%, 4/1/2023	3,011,563
	Ball Corporation
1,415,000	4.375%, 12/15/2020[f]	1,510,513
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[g]	2,519,850
	Case New Holland, Inc.
687,000	7.875%, 12/1/2017	729,937
	Cemex Finance, LLC
2,970,000	9.375%, 10/12/2022[f,g]	3,255,862
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020[f]	1,206,975
	CNH Industrial NV
1,500,000	4.500%, 8/15/2023	1,512,750
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,525,125
	General Electric Company
2,095,000	5.000%, 12/29/2049[j]	2,227,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Capital Goods (0.6%) - continued
	HD Supply, Inc.
$2,805,000	5.750%, 4/15/2024[g]	$2,945,250
	Huntington Ingalls Industries, Inc.
2,975,000	5.000%, 11/15/2025[g]	3,146,062
	L-3 Communications Corporation
1,550,000	3.950%, 5/28/2024	1,649,518
	Lockheed Martin Corporation
1,332,000	2.500%, 11/23/2020	1,374,998
1,544,000	4.500%, 5/15/2036	1,756,990
	Newell Rubbermaid, Inc.
772,000	2.600%, 3/29/2019	789,324
1,093,000	5.500%, 4/1/2046	1,325,920
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,359,235
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[f,g]	1,548,505
1,500,000	5.875%, 8/15/2023[g]	1,612,500
	Pentair Finance SA
1,500,000	2.900%, 9/15/2018	1,521,006
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,115,241
	Reynolds Group Issuer, Inc.
3,685,000	5.125%, 7/15/2023[g]	3,804,763
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,091,880
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[g]	836,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	820,356
1,225,000	7.250%, 10/1/2019	1,403,525
	United Rentals North America, Inc.
4,640,000	5.500%, 7/15/2025	4,732,800
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	325,232

	Total	54,894,133

Collateralized Mortgage Obligations (1.2%)
	Alm Loan Funding CLO
1,400,000	2.109%, 10/17/2026*,h	1,400,175
	Alternative Loan Trust
1,249,857	6.000%, 6/25/2036	1,074,332
	Angel Oak Mortgage Trust I, LLC
1,891,632	3.500%, 7/25/2046*,i	1,889,555
	Apidos CLO XVIII
1,400,000	2.114%, 7/22/2026*,h	1,399,601
	Babson CLO, Ltd.
1,400,000	2.069%, 10/17/2026*,h	1,398,543
	BCAP, LLC Trust
2,995,349	0.705%, 3/25/2037[h]	2,788,270
	Birchwood Park CLO, Ltd.
1,400,000	2.120%, 7/15/2026*,h	1,400,820
	BlueMountain CLO, Ltd.
1,400,000	2.160%, 10/15/2026*,h	1,403,197
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	1.996%, 7/20/2023*,h	1,398,101
1,400,000	2.180%, 10/15/2026*,h	1,403,463
	Cent CLO 16, LP
1,400,000	2.007%, 8/1/2024*,h	1,399,125
	Cent CLO 22, Ltd.
1,400,000	2.268%, 11/7/2026*,h	1,399,214
	Citigroup Mortgage Loan Trust, Inc.
861,183	5.500%, 11/25/2035	823,118

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	CitiMortgage Alternative Loan Trust
$2,827,989	5.750%, 4/25/2037	$2,427,121
	Countrywide Alternative Loan Trust
1,848,845	3.031%, 10/25/2035	1,504,216
1,190,258	6.000%, 4/25/2036	966,143
552,388	6.000%, 1/25/2037	528,710
3,360,905	5.500%, 5/25/2037	2,760,368
3,178,663	7.000%, 10/25/2037	1,971,075
	Countrywide Home Loans, Inc.
1,017,880	5.750%, 4/25/2037	866,309
	Deutsche Alt-A Securities Mortgage Loan Trust
788,030	6.000%, 10/25/2021	704,145
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.110%, 10/15/2026*,h	1,400,330
	Federal Home Loan Mortgage Corporation
8,534,565	4.000%, 7/15/2031[k]	780,233
4,431,852	3.000%, 2/15/2033[k]	514,481
	Federal National Mortgage Association
8,868,852	3.500%, 1/25/2033[k]	1,144,106
	First Horizon Alternative Mortgage Securities Trust
2,473,638	6.000%, 8/25/2036[h]	2,083,344
	Galaxy XX CLO, Ltd.
4,500,000	2.146%, 7/20/2027*,h	4,491,236
	IndyMac INDX Mortgage Loan Trust
3,423,691	1.165%, 7/25/2045[h]	2,861,140
	J.P. Morgan Alternative Loan Trust
1,676,604	6.500%, 3/25/2036	1,381,217
	J.P. Morgan Mortgage Trust
577,238	3.162%, 6/25/2036	496,476
269,189	3.069%, 10/25/2036	243,178
3,224,077	0.905%, 1/25/2037[h]	1,705,556
3,747,885	6.250%, 8/25/2037	2,822,404
	Limerock CLO III, LLC
4,500,000	2.226%, 10/20/2026*,h	4,496,261
	Madison Park Funding XIV CLO, Ltd.
1,525,000	2.146%, 7/20/2026*,h	1,526,796
	Madison Park Funding, Ltd.
4,250,000	2.107%, 8/15/2022*,h	4,244,417
	Magnetite XII, Ltd.
4,425,000	2.180%, 4/15/2027*,h	4,424,568
	MASTR Alternative Loans Trust
707,009	6.500%, 7/25/2034	702,709
2,088,625	0.975%, 12/25/2035[h]	974,558
	Merrill Lynch Alternative Note Asset Trust
686,697	6.000%, 3/25/2037	546,173
	Mountain View CLO, Ltd.
4,525,000	2.140%, 7/15/2027*,h	4,508,294
	Neuberger Berman CLO, Ltd.
1,100,000	2.238%, 8/4/2025*,h	1,103,211
	NZCG Funding CLO, Ltd.
4,500,000	2.284%, 4/27/2027*,h	4,505,692
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	2.258%, 8/12/2026*,h	1,400,193
	OHA Loan Funding, Ltd.
4,500,000	2.226%, 10/20/2026*,h	4,527,599
	Residential Asset Securitization Trust
3,421,336	0.905%, 8/25/2037[h]	921,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	Sequoia Mortgage Trust
$2,842,853	3.702%, 9/20/2046	$2,292,786
	Shackleton VII CLO, Ltd.
4,500,000	2.220%, 4/15/2027*,h	4,506,886
	Symphony CLO VIII, Ltd.
1,304,172	1.574%, 1/9/2023*,h	1,303,004
	Symphony CLO XV, Ltd.
4,500,000	2.129%, 10/17/2026*,h	4,507,665
	Voya CLO 3, Ltd.
1,400,000	2.135%, 7/25/2026*,h	1,400,873
	WaMu Mortgage Pass Through Certificates
270,899	2.791%, 9/25/2036	245,294
945,250	2.575%, 10/25/2036	823,482
2,685,551	2.237%, 11/25/2036	2,380,020
3,109,545	2.026%, 1/25/2037	2,633,522
5,339,934	1.467%, 9/25/2046[h]	4,385,234
	Washington Mutual Mortgage Pass Through Certificates Trust
3,315,749	7.000%, 2/25/2036	2,473,485

	Total	111,663,238

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.567%, 6/8/2030[g,h]	1,682,636
	Credit Suisse First Boston Mortgage Securities
353,743	5.542%, 1/15/2049	353,755
	Federal National Mortgage Association
98,621	1.272%, 1/25/2017	98,566
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,799,481
	GS Mortgage Securities Trust
54,707	2.999%, 8/10/2044	54,681
6,600,000	3.666%, 9/10/2047	7,168,848
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,750,000	3.507%, 5/15/2045	2,959,151
3,650,000	5.881%, 2/12/2049	3,712,987
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,759,244
	Morgan Stanley Capital, Inc.
6,580,000	5.406%, 3/15/2044	6,631,073
	SCG Trust
1,150,000	1.924%, 11/15/2026[g,h]	1,141,294
	UBS Commercial Mortgage Trust
8,110,085	3.400%, 5/10/2045	8,651,350
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057	4,321,046
3,750,000	3.839%, 9/15/2058	4,115,942
	WFRBS Commercial Mortgage Trust
2,000,000	2.870%, 11/15/2045	2,096,330

	Total	52,546,384

Communications Services (1.4%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,821,423
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[g]	2,463,000

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Communications Services (1.4%) - continued
	Altice US Finance I Corporation
$2,990,000	5.500%, 5/15/2026[g]	$3,072,225
	AMC Networks, Inc.
4,360,000	5.000%, 4/1/2024	4,387,250
	America Movil SAB de CV
1,039,000	5.000%, 10/16/2019	1,135,781
	American Tower Corporation
180,000	2.800%, 6/1/2020	184,640
1,930,000	3.300%, 2/15/2021	2,017,591
910,000	3.450%, 9/15/2021	957,736
	AT&T, Inc.
707,000	5.875%, 10/1/2019	790,996
615,000	1.768%, 6/30/2020[h]	620,317
1,212,000	3.875%, 8/15/2021	1,308,281
1,015,000	3.000%, 6/30/2022	1,043,530
2,702,000	6.350%, 3/15/2040	3,397,208
1,300,000	5.550%, 8/15/2041	1,483,808
1,527,000	5.150%, 3/15/2042	1,656,868
772,000	4.750%, 5/15/2046	807,863
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[g]	1,148,966
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[g]	3,307,390
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[g]	1,378,000
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,479,944
565,000	7.500%, 4/1/2024[f]	603,138
	Charter Communications Operating, LLC
1,530,000	6.834%, 10/23/2055[g]	1,839,438
920,000	3.579%, 7/23/2020[g]	961,582
1,560,000	4.908%, 7/23/2025[g]	1,720,766
	Clear Channel Worldwide Holdings, Inc.
3,270,000	6.500%, 11/15/2022	3,404,887
	Columbus International, Inc.
2,945,000	7.375%, 3/30/2021[g]	3,123,467
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,269,334
3,265,000	4.400%, 8/15/2035	3,698,089
539,000	4.650%, 7/15/2042	622,871
2,253,000	4.750%, 3/1/2044	2,650,835
	Cox Communications, Inc.
648,000	9.375%, 1/15/2019[g]	749,058
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,856,569
2,423,000	5.250%, 1/15/2023	2,743,660
700,000	3.700%, 6/15/2026	730,380
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[g]	337,425
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,423,175
	Dish DBS Corporation
2,880,000	5.875%, 7/15/2022	2,959,862
	FairPoint Communications, Inc.
2,260,000	8.750%, 8/15/2019[g]	2,305,200
	Frontier Communications Corporation
3,250,000	8.875%, 9/15/2020	3,505,938
	Gray Television, Inc.
3,040,000	5.125%, 10/15/2024[g]	2,983,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Communications Services (1.4%) - continued
	Hughes Satellite Systems Corporation
$2,290,000	6.500%, 6/15/2019	$2,504,687
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,146,463
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,037,288
	Neptune Finco Corporation
1,895,000	10.875%, 10/15/2025[g]	2,217,150
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	792,663
	Quebecor Media, Inc.
2,005,000	5.750%, 1/15/2023	2,085,200
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,620,783
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[g]	1,038,052
	SFR Group SA
3,480,000	6.000%, 5/15/2022[g]	3,549,600
	Sprint Communications, Inc.
2,300,000	9.000%, 11/15/2018[g]	2,538,625
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,386,000
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,136,196
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,197,081
	Time Warner, Inc.
760,000	3.600%, 7/15/2025	808,415
975,000	6.250%, 3/29/2041	1,255,984
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,793,125
	Unitymedia Hessen GmbH & Company KG
2,190,000	5.500%, 1/15/2023[g]	2,272,125
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[g]	982,125
650,000	5.125%, 2/15/2025[g]	654,063
	Verizon Communications, Inc.
945,000	1.627%, 6/17/2019[h]	954,270
2,485,000	3.000%, 11/1/2021	2,600,187
3,489,000	5.150%, 9/15/2023	4,064,430
650,000	5.050%, 3/15/2034	730,582
1,165,000	4.272%, 1/15/2036	1,213,819
2,530,000	4.522%, 9/15/2048	2,675,047
	Viacom, Inc.
1,900,000	4.375%, 3/15/2043	1,744,318

	Total	125,949,769

Consumer Cyclical (0.9%)
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	545,731
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,542,625
	CVS Health Corporation
400,000	2.250%, 8/12/2019	407,521
2,900,000	4.875%, 7/20/2035	3,398,455
1,225,000	5.125%, 7/20/2045	1,498,965
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,998,384
	eBay, Inc.
760,000	2.500%, 3/9/2018	770,748
	Ford Motor Company
625,000	7.450%, 7/16/2031	826,685

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Cyclical (0.9%) - continued
	Ford Motor Credit Company, LLC
$2,024,000	5.000%, 5/15/2018	$2,124,500
1,470,000	2.551%, 10/5/2018	1,491,560
1,525,000	2.943%, 1/8/2019	1,561,896
	General Motors Company
750,000	6.600%, 4/1/2036	902,387
1,401,000	6.250%, 10/2/2043	1,653,516
	General Motors Financial Company, Inc.
1,156,000	3.700%, 11/24/2020	1,202,971
772,000	4.200%, 3/1/2021	812,423
1,630,000	4.300%, 7/13/2025	1,679,329
	GLP Capital, LP
1,325,000	4.875%, 11/1/2020	1,427,687
2,000,000	4.375%, 4/15/2021[f]	2,105,000
	Goodyear Tire & Rubber Company
3,240,000	5.125%, 11/15/2023	3,377,700
	Home Depot, Inc.
676,000	2.625%, 6/1/2022	701,971
965,000	3.000%, 4/1/2026	1,020,895
1,140,000	4.250%, 4/1/2046	1,316,465
	Hyundai Capital America
1,158,000	2.400%, 10/30/2018[g]	1,174,085
1,158,000	3.000%, 10/30/2020[g]	1,199,983
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[g]	1,311,275
1,100,000	5.625%, 2/1/2023[g]	1,152,250
	KB Home
1,815,000	4.750%, 5/15/2019	1,853,569
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,346,750
	Lear Corporation
1,875,000	5.250%, 1/15/2025	2,029,688
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,130,250
1,445,000	4.875%, 12/15/2023	1,481,125
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[g]	2,219,875
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,141,425
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,406,900
	MGP Escrow Issuer, LLC
2,504,000	5.625%, 5/1/2024[g]	2,716,089
	PulteGroup, Inc.
4,220,000	4.250%, 3/1/2021	4,431,000
	Rite Aid Corporation
2,955,000	6.375%, 4/1/2023[g]	3,188,947
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022[f]	1,576,875
	Schaeffler Verwaltung Zwei GmbH
3,040,000	4.500%, 9/15/2023[g]	3,068,485
	Six Flags Entertainment Corporation
2,850,000	5.250%, 1/15/2021[g]	2,942,625
	Time Warner, Inc.
1,520,000	7.625%, 4/15/2031	2,155,018
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	663,400
609,000	4.000%, 12/31/2018	631,076
	West Corporation
3,470,000	5.375%, 7/15/2022[g]	3,400,600
	ZF North America Capital, Inc.
3,200,000	4.500%, 4/29/2022[g]	3,393,216

	Total	82,981,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Non-Cyclical (1.4%)
	AbbVie, Inc.
$1,150,000	2.500%, 5/14/2020	$1,172,395
1,910,000	3.600%, 5/14/2025	1,996,452
1,930,000	4.450%, 5/14/2046	2,015,673
	Actavis Funding SCS
2,350,000	4.550%, 3/15/2035	2,496,165
1,140,000	4.850%, 6/15/2044	1,253,949
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	793,547
940,000	2.625%, 9/16/2026	950,414
	Amgen, Inc.
772,000	2.700%, 5/1/2022	796,431
875,000	3.125%, 5/1/2025	905,675
	Anheuser-Busch InBev Finance, Inc.
815,000	2.017%, 2/1/2021[h]	836,466
4,248,000	3.650%, 2/1/2026	4,562,352
3,860,000	4.700%, 2/1/2036	4,438,124
1,930,000	4.900%, 2/1/2046	2,296,277
	Aramark Services, Inc.
2,000,000	4.750%, 6/1/2026[g]	2,010,000
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,081,500
	BAT International Finance plc
825,000	1.360%, 6/15/2018[g,h]	827,657
	Baxter International, Inc.
950,000	2.600%, 8/15/2026	939,029
	Becton, Dickinson and Company
1,904,000	6.375%, 8/1/2019	2,148,409
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,178,205
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	835,964
1,025,000	3.850%, 5/15/2025	1,090,683
1,140,000	7.375%, 1/15/2040	1,551,547
	BRF SA
873,000	4.750%, 5/22/2024[g]	892,642
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,124,883
1,230,000	3.500%, 11/24/2020	1,286,469
	Cardinal Health, Inc.
450,000	1.950%, 6/15/2018	454,253
507,000	4.900%, 9/15/2045	597,132
	Celgene Corporation
1,685,000	2.875%, 8/15/2020	1,743,104
445,000	3.550%, 8/15/2022	472,804
1,685,000	5.000%, 8/15/2045	1,897,170
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	540,174
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,184,563
	ConAgra Foods, Inc.
579,000	7.125%, 10/1/2026	747,511
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,514,100
	EMD Finance, LLC
880,000	1.207%, 3/17/2017[g,h]	880,376
1,520,000	2.950%, 3/19/2022[g]	1,566,941
	Endo Finance, LLC
2,025,000	6.500%, 2/1/2025[g,i]	1,789,594
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[g]	2,831,470
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[g]	3,149,175
	Express Scripts Holding Company
772,000	3.900%, 2/15/2022	832,990

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$1,820,000	4.500%, 2/25/2026	$1,996,238
305,000	3.400%, 3/1/2027	306,732
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[g]	1,245,750
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	449,312
1,900,000	2.950%, 3/1/2027	1,919,986
1,100,000	4.150%, 3/1/2047	1,124,299
	Grifols Worldwide Operations, Ltd.
3,000,000	5.250%, 4/1/2022	3,105,000
	H.J. Heinz Company
1,250,000	3.500%, 7/15/2022	1,328,351
	HCA, Inc.
1,000,000	4.750%, 5/1/2023	1,042,500
1,430,000	5.250%, 6/15/2026	1,519,375
2,300,000	4.500%, 2/15/2027	2,314,375
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[g]	1,822,304
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[g]	2,181,150
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,774,034
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	631,715
	LifePoint Health, Inc.
2,200,000	5.500%, 12/1/2021	2,293,500
820,000	5.375%, 5/1/2024[g]	820,000
	McKesson Corporation
825,000	4.883%, 3/15/2044	969,826
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	765,512
	Medtronic plc
3,855,000	4.375%, 3/15/2035	4,368,417
	Merck & Company, Inc.
660,000	1.182%, 2/10/2020[h]	662,600
330,000	3.700%, 2/10/2045	349,302
	Mondelez International, Inc.
672,000	1.277%, 2/1/2019[h]	671,815
	Mylan NV
1,550,000	3.000%, 12/15/2018[g]	1,584,173
590,000	3.750%, 12/15/2020[g]	616,181
1,900,000	3.150%, 6/15/2021[g]	1,935,671
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,619,086
	Pernod Ricard SA
1,200,000	3.250%, 6/8/2026[g]	1,218,938
	Perrigo Finance Unlimited Company
2,315,000	3.500%, 3/15/2021	2,394,312
	Quintiles Transnational Holdings, Inc.
800,000	4.875%, 5/15/2023[g]	822,000
	Reynolds American, Inc.
800,000	2.300%, 8/21/2017	806,827
2,338,000	5.700%, 8/15/2035	2,889,735
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[g]	1,318,230
	SABMiller Holdings, Inc.
676,000	3.750%, 1/15/2022[g]	731,877
	Safeway, Inc.
62,000	3.400%, 12/1/2016	61,876
	Shire Acquisitions Investments Ireland Designated Activity Company
1,140,000	2.400%, 9/23/2021	1,141,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$1,140,000	3.200%, 9/23/2026	$1,146,132
	Spectrum Brands, Inc.
1,550,000	5.750%, 7/15/2025	1,674,000
	Tenet Healthcare Corporation
3,700,000	8.125%, 4/1/2022	3,700,000
	Teva Pharmaceutical Finance Netherlands III BV
1,555,000	2.200%, 7/21/2021	1,549,136
950,000	2.800%, 7/21/2023	952,438
700,000	4.100%, 10/1/2046	696,681
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	592,967
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	1,003,950
	UnitedHealth Group, Inc.
3,450,000	4.625%, 7/15/2035	4,006,382
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[g]	3,875,625

	Total	129,682,010

Energy (0.8%)
	Anadarko Petroleum Corporation
1,085,000	4.850%, 3/15/2021	1,164,767
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	967,200
1,500,000	5.625%, 6/1/2023	1,528,125
	Apache Corporation
1,500,000	4.750%, 4/15/2043	1,532,641
	Boardwalk Pipelines, LP
1,140,000	5.875%, 11/15/2016	1,145,285
765,000	5.950%, 6/1/2026	845,760
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,665,546
2,285,000	3.535%, 11/4/2024	2,427,442
415,000	3.119%, 5/4/2026	424,091
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,193,819
	Canadian Natural Resources, Ltd.
1,600,000	3.450%, 11/15/2021	1,646,861
	CNOOC Nexen Finance
651,000	1.625%, 4/30/2017	651,495
	CNPC General Capital, Ltd.
543,000	2.750%, 4/19/2017[g]	546,781
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,488,812
	Concho Resources, Inc.
2,907,000	6.500%, 1/15/2022	3,016,012
1,101,432	5.500%, 10/1/2022	1,142,736
	ConocoPhillips Company
965,000	4.200%, 3/15/2021[f]	1,044,470
	Contura Energy, Inc.
1,167,000	10.000%, 8/1/2021[g]	1,202,010
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	782,750
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[f]	1,141,779
772,000	5.850%, 12/15/2025[f]	868,793
	Ecopetrol SA
640,000	5.875%, 9/18/2023	690,400
	Enbridge Energy Partners, LP
760,000	4.375%, 10/15/2020	801,530
	Enbridge, Inc.
700,000	1.289%, 6/2/2017[f,h]	698,549
	Energy Transfer Partners, LP
1,520,000	4.650%, 6/1/2021	1,614,579

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Energy (0.8%) - continued
$970,000	4.900%, 3/15/2035	$895,372
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	741,904
569,000	4.850%, 7/15/2026	572,570
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	1,013,087
	EQT Corporation
659,000	5.150%, 3/1/2018	686,119
770,000	8.125%, 6/1/2019	880,148
425,000	4.875%, 11/15/2021	465,358
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	698,621
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,219,001
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,117,350
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	581,973
600,000	4.750%, 9/15/2044	537,193
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[g]	897,875
	MPLX, LP
3,850,000	4.875%, 12/1/2024	3,982,155
1,500,000	4.875%, 6/1/2025	1,549,923
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,849,500
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	1,010,471
	Petrobras Global Finance BV
474,000	8.375%, 5/23/2021	517,845
	Petrobras International Finance Company
760,000	5.750%, 1/20/2020	783,180
	Petroleos Mexicanos
1,107,000	5.500%, 2/4/2019[g]	1,167,331
720,000	2.378%, 4/15/2025	736,936
	Pioneer Natural Resources Company
413,000	3.450%, 1/15/2021	429,463
750,000	4.450%, 1/15/2026	813,385
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,551,507
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,519,300
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025	1,537,250
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[g]	583,931
950,000	4.000%, 12/21/2025[g]	1,033,576
	Shell International Finance BV
615,000	1.266%, 5/11/2020[h]	615,707
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,037,722
	Sunoco Logistics Partners Operations, LP
2,660,000	4.400%, 4/1/2021	2,853,483
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020	1,033,750
	Valero Energy Corporation
1,900,000	3.400%, 9/15/2026	1,887,340
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[f]	2,597,125
	WPX Energy, Inc.
1,500,000	7.500%, 8/1/2020	1,586,250

	Total	73,215,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (2.5%)
	ABN AMRO Bank NV
$1,550,000	4.750%, 7/28/2025[g]	$1,627,990
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,288,801
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	776,150
760,000	4.625%, 10/30/2020	798,000
3,165,000	5.000%, 10/1/2021	3,378,638
760,000	4.625%, 7/1/2022	798,950
	Aetna, Inc.
1,150,000	2.400%, 6/15/2021	1,163,316
1,500,000	2.800%, 6/15/2023	1,531,709
765,000	3.200%, 6/15/2026	777,795
1,100,000	4.250%, 6/15/2036	1,139,321
	Air Lease Corporation
800,000	2.125%, 1/15/2018	804,000
339,000	2.625%, 9/4/2018	342,080
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	975,600
2,025,000	4.125%, 3/30/2020	2,060,438
	American Express Credit Corporation
945,000	1.407%, 3/18/2019[h]	946,593
	American International Group, Inc.
530,000	3.300%, 3/1/2021	556,075
1,154,000	4.125%, 2/15/2024	1,243,457
525,000	3.900%, 4/1/2026	555,420
	Aon plc
577,000	3.875%, 12/15/2025	616,112
	Argos Merger Sub, Inc.
2,730,000	7.125%, 3/15/2023[f,g]	2,859,675
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,724,271
	Banco Santander Chile
1,200,000	1.565%, 4/11/2017[g,h]	1,200,960
	Bank of America Corporation
1,325,000	1.936%, 3/22/2018[h]	1,334,994
840,000	1.516%, 4/1/2019[h]	845,043
1,300,000	2.625%, 10/19/2020	1,326,640
1,280,000	3.300%, 1/11/2023	1,325,015
1,520,000	4.000%, 4/1/2024	1,637,970
1,540,000	4.000%, 1/22/2025	1,596,034
1,150,000	3.500%, 4/19/2026	1,195,092
1,908,000	5.875%, 2/7/2042	2,487,467
1,544,000	8.000%, 7/29/2049[j]	1,574,880
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,983,484
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[g]	546,641
	Barclays Bank plc
386,000	10.179%, 6/12/2021[g]	493,305
	Barclays plc
990,000	2.750%, 11/8/2019	997,299
1,544,000	3.650%, 3/16/2025	1,523,332
	BB&T Corporation
560,000	1.395%, 1/15/2020[h]	561,556
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	1,002,814
	BPCE SA
960,000	5.700%, 10/22/2023[g]	1,044,836
	Caisse Centrale Desjardins du Quebec
780,000	1.417%, 1/29/2018[g,h]	779,038
	Capital One Financial Corporation
820,000	2.450%, 4/24/2019	837,867

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (2.5%) - continued
	Centene Escrow Corporation
$3,100,000	5.625%, 2/15/2021	$3,286,000
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,155,625
	Citigroup, Inc.
700,000	1.431%, 4/8/2019[h]	700,945
1,555,000	2.700%, 3/30/2021	1,588,748
850,000	4.050%, 7/30/2022	903,313
2,515,000	4.400%, 6/10/2025	2,662,859
1,140,000	4.125%, 7/25/2028	1,158,956
3,100,000	4.650%, 7/30/2045	3,498,787
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,886,548
	CoBank ACB
495,000	1.450%, 6/15/2022[h]	469,565
	Compass Bank
920,000	2.750%, 9/29/2019	918,825
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
795,000	3.950%, 11/9/2022	833,380
	Credit Agricole SA
820,000	1.480%, 4/15/2019[g,h]	821,642
	Credit Suisse AG
772,000	5.400%, 1/14/2020	843,847
	Credit Suisse Group Funding, Ltd.
2,316,000	2.750%, 3/26/2020	2,324,430
1,544,000	3.750%, 3/26/2025	1,534,027
	CyrusOne, LP
1,900,000	6.375%, 11/15/2022	2,012,218
	Deutsche Bank AG
2,300,000	3.375%, 5/12/2021	2,249,862
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,563,236
	Discover Bank
1,750,000	8.700%, 11/18/2019	2,018,793
	Discover Financial Services
640,000	6.450%, 6/12/2017	660,468
	DRB Prime Student Loan Trust
1,204,322	2.425%, 10/27/2031*,h	1,226,242
	Duke Realty, LP
330,000	3.875%, 2/15/2021	352,145
990,000	4.375%, 6/15/2022	1,082,895
	ERP Operating, LP
337,000	3.375%, 6/1/2025	351,759
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,237,906
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,002,149
740,000	2.875%, 7/27/2020	767,195
530,000	2.875%, 10/1/2021	554,393
	GE Capital International Funding Company
3,052,000	4.418%, 11/15/2035	3,425,458
	Genworth Financial, Inc.
570,000	7.700%, 6/15/2020	565,725
	Goldman Sachs Group, Inc.
840,000	1.952%, 4/30/2018[h]	847,620
620,000	1.917%, 11/15/2018[h]	625,003
3,145,000	5.375%, 3/15/2020	3,482,578
780,000	1.875%, 4/23/2020[h]	784,841
3,088,000	5.250%, 7/27/2021	3,486,232
1,900,000	2.350%, 11/15/2021	1,895,592
772,000	3.500%, 1/23/2025	798,390
1,260,000	4.750%, 10/21/2045	1,414,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (2.5%) - continued
	Hartford Financial Services Group, Inc.
$1,960,000	5.125%, 4/15/2022	$2,226,513
	HBOS plc
1,932,000	6.750%, 5/21/2018[g]	2,064,908
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,567,973
660,000	3.400%, 2/1/2025	651,867
	HSBC Bank plc
1,765,000	1.457%, 5/15/2018[g,h]	1,766,525
	HSBC Holdings plc
1,550,000	3.400%, 3/8/2021	1,603,105
1,225,000	2.650%, 1/5/2022[c]	1,220,831
1,170,000	3.600%, 5/25/2023	1,208,371
1,460,000	3.900%, 5/25/2026	1,512,597
1,475,000	6.875%, 12/29/2049[j]	1,534,000
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	308,926
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,042,862
	Icahn Enterprises, LP
1,565,000	6.000%, 8/1/2020	1,572,825
	ING Capital Funding Trust III
1,015,000	4.438%, 12/29/2049[h,j]	1,008,656
	Intesa Sanpaolo SPA
1,605,000	5.250%, 1/12/2024	1,731,350
	J.P. Morgan Chase & Company
1,215,000	6.300%, 4/23/2019	1,353,511
625,000	2.250%, 1/23/2020	633,211
900,000	2.295%, 8/15/2021	901,958
1,930,000	4.500%, 1/24/2022	2,137,110
1,158,000	3.200%, 1/25/2023	1,207,495
1,950,000	2.700%, 5/18/2023	1,970,116
1,320,000	3.625%, 5/13/2024	1,403,820
2,585,000	3.125%, 1/23/2025	2,642,113
1,250,000	3.300%, 4/1/2026	1,286,309
2,335,000	7.900%, 4/29/2049[j]	2,399,212
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,248,063
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,661,008
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[g]	1,225,858
	Liberty Mutual Group, Inc.
1,502,000	4.950%, 5/1/2022[g]	1,676,022
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,316,312
	Lincoln National Corporation
750,000	8.750%, 7/1/2019	882,799
1,158,000	7.000%, 6/15/2040	1,490,662
	Lloyds Bank plc
885,000	1.374%, 3/16/2018[h]	883,233
	Merrill Lynch & Company, Inc.
2,295,000	6.400%, 8/28/2017	2,394,442
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,289,496
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,196,866
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[g]	962,939
	Molina Healthcare, Inc.
2,500,000	5.375%, 11/15/2022	2,581,250
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,812,635
560,000	1.995%, 4/25/2018[h]	566,472

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (2.5%) - continued
$780,000	1.874%, 1/27/2020[h]	$788,131
945,000	2.500%, 4/21/2021	956,815
670,000	4.875%, 11/1/2022	738,985
1,530,000	4.000%, 7/23/2025	1,645,299
1,925,000	4.350%, 9/8/2026	2,055,134
815,000	4.300%, 1/27/2045	872,405
2,020,000	5.550%, 12/29/2049[f,j]	2,062,925
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,387,000
970,000	5.500%, 5/1/2024	1,019,470
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	941,735
	National City Corporation
975,000	6.875%, 5/15/2019	1,098,268
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	540,765
	Quicken Loans, Inc.
3,265,000	5.750%, 5/1/2025[g]	3,240,513
	Realty Income Corporation
302,000	2.000%, 1/31/2018	304,026
	Regions Bank
344,000	7.500%, 5/15/2018	374,338
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,411,210
1,158,000	3.200%, 2/8/2021	1,203,809
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	508,980
990,000	5.000%, 6/1/2021	1,082,317
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[g]	671,058
	Royal Bank of Scotland Group plc
1,000,000	3.875%, 9/12/2023	983,993
850,000	8.625%, 12/29/2049[j]	831,938
	Santander Holdings USA, Inc.
1,030,000	3.450%, 8/27/2018	1,055,881
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,361,247
	Santander UK plc
608,000	3.050%, 8/23/2018	622,818
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	740,143
570,000	2.500%, 9/1/2020	587,550
1,400,000	2.750%, 2/1/2023	1,434,958
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[g]	1,042,497
	Standard Chartered plc
1,200,000	2.100%, 8/19/2019[g]	1,199,521
	State Street Corporation
873,000	1.701%, 8/18/2020[h]	881,222
	Sumitomo Mitsui Banking Corporation
930,000	1.268%, 1/16/2018[h]	930,321
	Svenska Handelsbanken AB
1,190,000	1.347%, 6/17/2019[h]	1,191,422
	Synchrony Financial
520,000	1.989%, 2/3/2020[h]	508,692
560,000	3.750%, 8/15/2021	589,032
2,125,000	4.250%, 8/15/2024	2,231,072
	Toronto-Dominion Bank
560,000	1.786%, 12/14/2020[h]	564,997
	UBS Group Funding Jersey, Ltd.
1,930,000	2.950%, 9/24/2020[g]	1,977,136
1,158,000	4.125%, 9/24/2025[g]	1,213,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (2.5%) - continued
	UnitedHealth Group, Inc.
$375,000	3.350%, 7/15/2022	$402,679
	USB Realty Corporation
535,000	1.827%, 12/29/2049[g,h,j]	480,162
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,207,244
	Wells Fargo & Company
780,000	1.432%, 1/30/2020[h]	777,832
1,550,000	2.550%, 12/7/2020	1,580,417
1,520,000	3.450%, 2/13/2023	1,567,406
1,320,000	3.000%, 2/19/2025	1,340,463
1,875,000	3.000%, 4/22/2026	1,892,631
1,500,000	4.900%, 11/17/2045	1,651,517
	Welltower, Inc.
300,000	2.250%, 3/15/2018	302,636
655,000	3.750%, 3/15/2023	687,846
740,000	4.000%, 6/1/2025	784,678

	Total	226,921,820

Foreign Government (0.1%)
	Argentina Government International Bond
853,000	6.250%, 4/22/2019[g]	904,606
1,650,000	7.125%, 7/6/2036[g]	1,747,350
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	779,316
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[g]	1,278,509
	Mexico Government International Bond
1,025,000	4.350%, 1/15/2047	1,007,063
1,025,000	4.125%, 1/21/2026	1,102,387

	Total	6,819,231

Mortgage-Backed Securities (9.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
65,995,000	3.000%, 10/1/2031[c]	69,319,241
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
48,845,000	4.000%, 10/1/2046[c]	52,392,940
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
61,975,000	2.500%, 10/1/2031[c]	64,190,885
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,053,127	1.740%, 7/1/2043[h]	7,219,361
5,974,567	2.040%, 7/1/2043[h]	6,104,181
6,224,938	2.094%, 8/1/2043[h]	6,389,651
93,900,000	3.000%, 10/1/2046[c]	97,593,641
309,950,000	3.500%, 10/1/2046[c]	327,045,664
162,432,500	4.000%, 10/1/2046[c]	174,449,971
72,094,000	4.500%, 10/1/2046[c]	78,952,483

	Total	883,658,018

Technology (0.6%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	522,924
	Apple, Inc.
615,000	1.117%, 5/6/2020[h]	613,895
2,676,000	3.200%, 5/13/2025	2,852,177

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Technology (0.6%) - continued
$1,154,000	4.650%, 2/23/2046	$1,331,631
	Cisco Systems, Inc.
825,000	1.342%, 3/1/2019[h]	830,418
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[g]	2,265,781
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[g]	977,047
755,000	5.450%, 6/15/2023[g]	808,950
579,000	6.020%, 6/15/2026[g]	634,759
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,863,437
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,600,964
1,159,000	3.625%, 10/15/2020	1,229,318
	First Data Corporation
1,570,000	5.375%, 8/15/2023[g]	1,617,100
	Hewlett Packard Enterprise Company
1,520,000	2.450%, 10/5/2017[g,i]	1,532,175
760,000	2.850%, 10/5/2018[g,i]	774,351
760,000	4.400%, 10/15/2022[g,i]	810,396
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[f,g]	1,519,455
	Intel Corporation
320,000	3.100%, 7/29/2022	341,789
925,000	3.700%, 7/29/2025	1,026,212
1,737,000	4.100%, 5/19/2046	1,859,111
	International Business Machines Corporation
1,544,000	4.700%, 2/19/2046	1,786,809
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,924,950
	Lam Research Corporation
1,410,000	3.450%, 6/15/2023	1,442,241
	Micron Technology, Inc.
4,415,000	7.500%, 9/15/2023[g]	4,903,917
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,772,194
2,400,000	4.200%, 11/3/2035	2,682,886
1,325,000	3.700%, 8/8/2046	1,341,145
	NXP BV
2,615,000	3.875%, 9/1/2022[g]	2,739,213
	Oracle Corporation
565,000	2.500%, 5/15/2022	579,963
1,544,000	2.400%, 9/15/2023	1,556,383
1,690,000	2.950%, 5/15/2025	1,745,655
	Plantronics, Inc.
1,470,000	5.500%, 5/31/2023[g]	1,514,100
	Qualcomm, Inc.
1,158,000	3.000%, 5/20/2022	1,214,990
	Seagate HDD Cayman
760,000	4.875%, 6/1/2027	672,367
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[g]	1,683,288
	Western Digital Corporation
2,930,000	10.500%, 4/1/2024[g]	3,398,800

	Total	58,970,791

Transportation (0.2%)
	Air Canada Pass Through Trust
493,761	3.875%, 3/15/2023[g]	480,183
	American Airlines Pass Through Trust
1,503,349	3.375%, 5/1/2027	1,540,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Transportation (0.2%) - continued
	Avis Budget Car Rental, LLC
$2,275,000	5.125%, 6/1/2022[g]	$2,282,109
1,625,000	6.375%, 4/1/2024[f,g]	1,657,500
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,601,502
1,640,000	3.900%, 8/1/2046	1,753,160
	Canadian Pacific Railway Company
870,000	4.800%, 8/1/2045	1,016,564
	Continental Airlines, Inc.
1,100,000	6.125%, 4/29/2018	1,149,500
686,137	4.150%, 4/11/2024	732,451
	CSX Corporation
532,000	3.700%, 11/1/2023	577,490
	Delta Air Lines, Inc.
319,899	4.950%, 5/23/2019	336,693
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[g]	300,675
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,713,282
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	533,162
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,108,998
	Virgin Australia Holdings, Ltd.
283,724	5.000%, 10/23/2023[g]	294,363
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[g]	2,366,475

	Total	19,445,040

U.S. Government and Agencies (7.1%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	779,663
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	718,818
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,576,337
2,975,000	4.375%, 5/15/2040	4,156,982
35,920,000	3.625%, 2/15/2044	45,737,654
	U.S. Treasury Bonds, TIPS
4,416,358	0.125%, 4/15/2019	4,491,542
35,350,031	0.125%, 1/15/2023	35,907,572
134,057	2.375%, 1/15/2025	159,748
31,569,911	0.625%, 1/15/2026	33,202,391
94,643	2.125%, 2/15/2040	125,913
1,011,798	0.750%, 2/15/2042	1,042,484
82,056,787	1.000%, 2/15/2046	90,708,116
	U.S. Treasury Notes
1,100,000	0.875%, 11/30/2016[l]	1,101,193
65,050,000	0.875%, 11/15/2017	65,174,506
25,100,000	0.875%, 3/31/2018	25,150,978
14,000,000	0.750%, 2/15/2019	13,973,204
112,320,000	1.500%, 10/31/2019	114,294,361
76,185,000	1.375%, 9/30/2020	77,092,668
5,000,000	1.375%, 5/31/2021	5,054,100
38,359,000	1.125%, 8/31/2021	38,320,027
1,000,000	2.125%, 9/30/2021	1,044,844
2,000,000	2.125%, 6/30/2022	2,091,954
8,105,000	1.625%, 8/15/2022	8,251,271
68,135,000	2.250%, 11/15/2024	71,938,296

	Total	647,094,622

Utilities (0.7%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,262,250

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Utilities (0.7%) - continued
	American Electric Power Company, Inc.
$2,552,000	2.950%, 12/15/2022	$2,665,860
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	690,779
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	507,033
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,464,488
	Chesapeake Midstream Partners, LP
1,930,000	6.125%, 7/15/2022	2,003,795
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,342,462
965,000	4.350%, 11/15/2045	1,102,227
	Consolidated Edison Company of New York, Inc.
579,000	4.500%, 12/1/2045	665,660
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	779,583
	Covanta Holding Corporation
1,200,000	7.250%, 12/1/2020	1,239,000
	Dominion Resources, Inc.
1,495,000	2.962%, 7/1/2019	1,534,477
	DTE Electric Company
965,000	3.700%, 3/15/2045	1,020,078
1,225,000	3.700%, 6/1/2046	1,296,656
	DTE Energy Company
265,000	2.400%, 12/1/2019	270,278
	Duke Energy Corporation
1,073,000	2.100%, 6/15/2018	1,085,336
1,520,000	3.750%, 9/1/2046	1,474,056
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,605,874
	Dynegy, Inc.
1,800,000	6.750%, 11/1/2019	1,845,000
2,665,000	7.375%, 11/1/2022	2,631,688
	Edison International
1,520,000	2.950%, 3/15/2023	1,570,160
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019[g]	1,187,852
1,160,000	4.750%, 6/15/2046[g]	1,244,965
	Enel Finance International NV
474,000	6.250%, 9/15/2017[g]	494,894
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,462,650
	Eversource Energy
565,000	1.600%, 1/15/2018	567,310
	Exelon Corporation
825,000	5.100%, 6/15/2045	957,177
1,158,000	4.450%, 4/15/2046	1,243,956
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,183,160
505,000	2.950%, 1/15/2020	520,496
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	319,935
975,000	5.300%, 7/1/2043	1,155,679
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,187,429
	MidAmerican Energy Holdings Company
1,497,000	6.500%, 9/15/2037	2,058,592
	Monongahela Power Company
990,000	5.400%, 12/15/2043[g]	1,250,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Utilities (0.7%) - continued
	National Rural Utilities Cooperative Finance Corporation
$1,500,000	2.300%, 11/1/2020	$1,534,845
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	980,311
	NiSource Finance Corporation
2,200,000	5.650%, 2/1/2045	2,786,067
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,886,983
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,111,000
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045	1,002,904
	Pacific Gas & Electric Company
1,158,000	4.250%, 3/15/2046	1,301,554
	PG&E Corporation
485,000	2.400%, 3/1/2019	494,429
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	539,004
1,900,000	5.000%, 3/15/2044	2,141,467
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,676,068
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,763,025
630,000	2.400%, 3/15/2020	641,882
	Southern California Edison Company
375,000	2.400%, 2/1/2022	386,363
	Southern Company
1,550,000	1.850%, 7/1/2019	1,562,189
1,550,000	4.400%, 7/1/2046	1,672,447
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	620,411
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	987,187
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,213,861
	Williams Partners, LP
1,550,000	5.100%, 9/15/2045	1,512,214

	Total	68,705,370

	Total Long-Term Fixed Income (cost $2,617,135,869)	2,675,454,708

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
25,286	Alpha Natural Resources, Inc.[e]	148,682
25,286	ANR Holdings, Inc.[e]	38,687

	Total	187,369

	Total Preferred Stock (cost $96,536)	187,369

Shares	Collateral Held for Securities Loaned (1.3%)	Value
120,367,553	Thrivent Cash Management Trust	120,367,553

	Total Collateral Held for Securities Loaned (cost $120,367,553)	120,367,553

Shares or Principal Amount	Short-Term Investments (15.3%)[m]	Value
	Federal Farm Credit Discount Notes
200,000	0.336%, 11/22/2016	199,939

Shares or Principal Amount	Short-Term Investments (15.3%)[m]	Value
	Federal Home Loan Bank Discount Notes
18,000,000	0.365%, 10/5/2016[n]	$17,999,802
11,900,000	0.366%, 10/14/2016[n]	11,899,310
6,800,000	0.375%, 10/21/2016[n]	6,799,354
7,000,000	0.330%, 11/9/2016[n]	6,998,418
800,000	0.335%, 11/18/2016	799,775
7,700,000	0.345%, 11/30/2016[n]	7,697,274
100,000	0.348%, 12/2/2016	99,957
	Thrivent Core Short-Term Reserve Fund
135,207,222	0.750%	1,352,072,223

	Total Short-Term Investments (cost $1,404,561,061)	1,404,566,052

	Total Investments (cost $9,454,415,979) 110.6%	$10,141,977,537

	Other Assets and Liabilities, Net (10.6%)	(971,671,024)

	Total Net Assets 100.0%	$9,170,306,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $244,311,101 or 2.7% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	At September 30, 2016, $70,076 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of September 30, 2016 was $110,775,138 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,888,293
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 10/12/2023	5/15/2015	4,400,000
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	1,082,871
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	540,463
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
Digicel, Ltd., 4/15/2021	8/18/2014	3,635,786
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	3,607,461
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,223,892
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	1,115,633
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	72,720
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Marlette Funding Trust, 1/17/2023	7/20/2016	2,141,179
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	2,799,682
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	4,983,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	$2,164,515
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,304,172
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	5,024,667
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,092,848
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of September 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$22,323,781
Common Stock	96,382,286

Total lending	$118,706,067
Gross amount payable upon return of collateral for securities loaned	$120,367,553

Net amounts due to counterparty	$1,661,486

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$834,642,438
Gross unrealized depreciation	(147,080,880)

Net unrealized appreciation (depreciation)	$687,561,558

Cost for federal income tax purposes	$9,454,415,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,044,392	–	8,044,392	–
Capital Goods	6,039,054	–	2,862,179	3,176,875
Communications Services	41,263,511	–	40,399,338	864,173
Consumer Cyclical	31,119,240	–	31,119,240	–
Consumer Non-Cyclical	18,095,088	–	17,186,973	908,115
Energy	19,285,061	–	11,845,645	7,439,416
Financials	10,520,379	–	10,520,379	–
Technology	14,633,480	–	14,633,480	–
Transportation	5,774,729	–	5,774,729	–
Utilities	1,077,039	–	1,077,039	–
Common Stock
Consumer Discretionary	427,548,016	415,050,612	12,497,404	–
Consumer Staples	125,239,555	118,641,626	6,597,929	–
Energy	410,697,026	403,008,854	7,688,172	–
Financials	375,244,319	356,600,303	18,644,016	–
Health Care	377,917,901	370,288,296	7,629,605	–
Industrials	362,883,206	347,848,066	15,035,140	–
Information Technology	679,661,813	677,286,352	2,375,461	–
Materials	148,535,354	142,472,779	6,062,575	–
Real Estate	75,433,003	70,793,508	4,639,495	–
Telecommunications Services	25,115,164	21,795,491	3,319,673	–
Utilities	71,290,942	69,498,051	1,792,891	–
Registered Investment Companies
Affiliated Fixed Income Holdings	1,014,110,570	1,014,110,570	–	–
Affiliated Equity Holdings	1,616,620,587	1,616,620,587	–	–
Equity Funds/ETFs	40,638,795	40,638,795	–	–
Fixed Income Funds/ETFs	34,613,631	34,613,631	–	–
Long-Term Fixed Income
Asset-Backed Securities	119,483,116	–	116,258,116	3,225,000
Basic Materials	13,423,312	–	13,423,312	–
Capital Goods	54,894,133	–	54,894,133	–
Collateralized Mortgage Obligations	111,663,238	–	111,663,238	–
Commercial Mortgage-Backed Securities	52,546,384	–	52,546,384	–
Communications Services	125,949,769	–	125,949,769	–
Consumer Cyclical	82,981,920	–	82,981,920	–
Consumer Non-Cyclical	129,682,010	–	129,682,010	–
Energy	73,215,934	–	73,215,934	–
Financials	226,921,820	–	226,921,820	–
Foreign Government	6,819,231	–	6,819,231	–
Mortgage-Backed Securities	883,658,018	–	883,658,018	–
Technology	58,970,791	–	58,970,791	–
Transportation	19,445,040	–	19,445,040	–
U.S. Government and Agencies	647,094,622	–	647,094,622	–
Utilities	68,705,370	–	68,705,370	–
Preferred Stock
Energy	187,369	–	–	187,369
Short-Term Investments	52,493,829	–	52,493,829	–

Subtotal Investments in Securities	$8,669,537,761	$5,699,267,521	$2,954,469,292	$15,800,948

Other Investments*	Total

Short-Term Investments	1,352,072,223
Collateral Held for Securities Loaned	120,367,553

Subtotal Other Investments	$1,472,439,776

Total Investments at Value	$10,141,977,537

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,770,570	1,770,570	–	–

Total Asset Derivatives	$1,770,570	$1,770,570	$–	$–

Liability Derivatives
Futures Contracts	5,913,991	5,913,991	–	–

Total Liability Derivatives	$5,913,991	$5,913,991	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $50,594,234 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(120)	December 2016	($15,717,742)	($15,735,000)	($17,258)
CBOT 2-Yr. U.S. Treasury Note	(512)	December 2016	(111,742,438)	(111,856,000)	(113,562)
CBOT 5-Yr. U.S. Treasury Note	2,473	December 2016	299,878,230	300,508,152	629,922
CBOT U.S. Long Bond	116	December 2016	19,589,877	19,506,125	(83,752)
CME E-mini S&P Mid-Cap 400 Index	(2,595)	December 2016	(403,261,848)	(402,121,200)	1,140,648
CME S&P 500 Index	69	December 2016	37,448,065	37,266,900	(181,165)
CME Ultra Long Term U.S. Treasury Bond	222	December 2016	41,549,420	40,820,250	(729,170)
ICE mini MSCI EAFE Index	5,520	December 2016	475,446,625	471,049,200	(4,397,425)
NYBOT NYF mini Russell 2000 Index	1,234	December 2016	154,431,879	154,040,220	(391,659)
Total Futures Contracts					($4,143,421)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Small Cap Stock	$65,083,371	$3,557,587	$–	4,432,127	$74,005,000	$228,138
Mid Cap Stock	231,468,373	26,948,676	–	15,614,280	266,171,940	952,565
Partner Worldwide Allocation	502,110,376	11,190,020	–	57,080,403	534,192,659	11,190,020
Large Cap Value	434,477,853	32,973,531	–	30,302,240	472,502,830	6,173,763
Large Cap Stock	263,160,569	3,296,832	–	22,936,793	269,748,158	3,296,832
High Yield	150,029,163	6,749,021	–	34,974,239	166,837,612	6,749,336
Income	491,779,169	13,668,122	–	51,373,636	535,724,274	13,277,751
Limited Maturity Bond	302,550,074	4,585,336	–	31,585,377	311,548,684	4,583,534
Cash Management Trust-Collateral Investment	182,839,267	918,550,962	981,022,676	120,367,553	120,367,553	759,877
Cash Management Trust-Short Term Investment	213,007,058	1,146,526,774	1,359,533,832	–	–	520,263
Core Short-Term Reserve Fund	–	1,739,368,181	387,295,958	135,207,222	1,352,072,223	2,577,383
Total Value and Income Earned	$2,836,505,273				$4,103,170,933	$50,309,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.2%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$1,351,861	3.750%, 2/1/2020	$1,360,918
	Chemours Company, Term Loan
1,072,191	0.000%, 5/12/2022[b,c]	1,060,804
	Fortescue Metals Group, Ltd., Term Loan
883,946	3.750%, 6/30/2019	882,735
	Ineos US Finance, LLC, Term Loan
2,248,857	3.750%, 12/15/2020	2,252,793
	Tronox Pigments BV, Term Loan
1,821,489	4.500%, 3/19/2020	1,800,997

	Total	7,358,247

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
1,145,978	4.000%, 12/13/2019	1,069,576
	ADS Waste Holdings, Inc., Term Loan
989,228	3.750%, 10/9/2019	989,693
	Berry Plastics Group, Inc., Term Loan
1,646,776	3.500%, 2/8/2020	1,647,814
	Cortes NP Acquisition Corporation, Term Loan
3,025,000	0.000%, 10/3/2023[b,c]	2,956,937

	Total	6,664,020

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
897,790	3.250%, 11/30/2019	897,790
	Charter Communications Operating, LLC, Term Loan
445,050	3.000%, 7/1/2020	446,220
358,200	3.500%, 1/24/2023	360,338
	Grande Communications Networks, LLC, Term Loan
1,315,845	4.500%, 5/29/2020	1,315,845
	Hargray Communications Group, Inc., Term Loan
1,945,369	5.250%, 6/26/2019	1,953,481
	Integra Telecom Holdings, Inc., Term Loan
1,250,375	5.250%, 8/14/2020	1,240,997
405,757	9.750%, 2/12/2021	393,584
	Intelsat Jackson Holdings SA, Term Loan
650,968	3.750%, 6/30/2019	618,270
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,550,795
	Level 3 Financing, Inc., Term Loan
840,000	3.500%, 5/31/2022	844,200
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.500%, 1/7/2022	2,547,854
	LTS Buyer, LLC, Term Loan
1,986,686	4.088%, 4/13/2020	1,986,070
72,737	8.000%, 4/12/2021	72,737
	NEP Broadcasting, LLC, Term Loan
134,286	10.000%, 7/22/2020	134,454
	NEP/NCP Holdco, Inc., Term Loan
2,491,739	4.250%, 1/22/2020	2,479,280
	Numericable US, LLC, Term Loan
2,985,000	4.752%, 2/10/2023	3,004,582

Principal Amount	Bank Loans (2.6%)[a]	Value
Communications Services (0.8%) - continued
	SBA Senior Finance II, LLC, Term Loan
$1,817,000	3.340%, 6/10/2022	$1,817,763
	Syniverse Holdings, Inc., Term Loan
1,508,440	4.000%, 4/23/2019	1,331,198
	TNS, Inc., Term Loan
737,595	5.000%, 2/14/2020	741,748
	Univision Communications, Inc., Term Loan
1,886,591	4.000%, 3/1/2020	1,889,836
	Virgin Media Investment Holdings, Ltd., Term Loan
1,902,132	3.649%, 6/30/2023	1,909,703
	WideOpenWest Finance, LLC, Term Loan
3,825,000	4.500%, 8/18/2023	3,806,678
	XO Communications, LLC, Term Loan
2,064,896	4.250%, 3/20/2021	2,068,345
	Yankee Cable Acquisition, LLC, Term Loan
1,557,772	4.250%, 3/1/2020	1,556,807
	Zayo Group, LLC, Term Loan
2,385,450	3.750%, 5/6/2021	2,395,397

	Total	38,363,972

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
2,876,652	5.000%, 8/1/2021	2,873,056
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	3.500%, 8/13/2021	1,101,927
	Cengage Learning Acquisitions, Term Loan
1,147,125	5.250%, 6/7/2023	1,145,691
	Ceridian HCM Holding, Inc., Term Loan
566,107	4.500%, 9/15/2020	552,662
	Charter Communications Operating, LLC, Term Loan
2,176,875	3.000%, 1/3/2021	2,182,665
	Golden Nugget, Inc., Term Loan
559,099	0.000%, 11/21/2019	561,894
	Golden Nugget, Inc., Term Loan Delayed Draw
239,614	0.000%, 11/21/2019	240,812
	IMG Worldwide, Inc., Term Loan
2,053,551	5.250%, 5/6/2021	2,059,198
950,000	8.250%, 5/6/2022	948,224
	Jack Ohio Finance, LLC, Term Loan
442,055	5.000%, 6/20/2019[b,c]	431,742
	Mohegan Tribal Gaming Authority, Term Loan
2,049,920	5.500%, 6/15/2018	2,047,870
1,525,000	0.000%, 9/30/2023[b,c]	1,515,469
	Scientific Games International, Inc., Term Loan
3,025,230	6.000%, 10/18/2020	3,033,732
650,075	6.000%, 10/1/2021	651,070
	Seminole Indian Tribe of Florida, Term Loan
653,075	3.088%, 4/29/2020	654,708

	Total	20,000,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
$2,247,619	4.750%, 6/22/2023	$2,269,084
	CHS/Community Health Systems, Inc., Term Loan
324,595	3.750%, 1/27/2021	318,333
2,093,458	4.000%, 1/27/2021[b,c]	2,053,682
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,642,587	3.750%, 9/26/2022	1,638,021
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,506,210
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,770,563	5.000%, 5/4/2022	1,779,858
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,325,321	4.750%, 6/30/2021	2,271,071
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,074,150	4.250%, 5/16/2022	1,076,835
	Valeant Pharmaceuticals International, Inc., Term Loan
4,392,739	5.500%, 4/1/2022	4,404,161

	Total	17,317,255

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,054,360	4.250%, 12/14/2022	1,060,950
	Arch Coal, Inc., Term Loan
2,618,289	7.500%, 5/16/2018[d]	1,998,618
	Energy Solutions, LLC, Term Loan
437,250	6.750%, 5/29/2020	435,064
	Expro Holdings UK 2, Ltd., Term Loan
735,000	5.750%, 9/2/2021	613,497
	Fieldwood Energy, LLC, Term Loan
879,760	3.875%, 10/1/2018	756,594
	Houston Fuel Oil Terminal, LLC, Term Loan
1,837,549	4.250%, 8/19/2021	1,800,798
	McJunkin Red Man Corporation, Term Loan
1,104,223	5.000%, 11/8/2019	1,075,701
	Pacific Drilling SA, Term Loan
1,238,400	4.500%, 6/3/2018	341,179
	Targa Resources Partners, LP, Term Loan
158,140	5.750%, 2/27/2022	158,140
	Western Refining, Inc., Term Loan
982,537	5.500%, 6/23/2023	980,081

	Total	9,220,622

Financials (0.2%)
	DJO Finance, LLC, Term Loan
940,500	4.250%, 6/7/2020	922,865
	Harland Clarke Holdings Corporation, Term Loan
895,011	7.000%, 5/22/2018	883,081
984,750	7.000%, 12/31/2019	964,809
	MoneyGram International, Inc., Term Loan
1,775,600	4.250%, 3/27/2020	1,717,893

Principal Amount	Bank Loans (2.6%)[a]	Value
Financials (0.2%) - continued
	WaveDivision Holdings, LLC, Term Loan
$2,420,732	4.000%, 10/15/2019	$2,419,715

	Total	6,908,363

Technology (0.2%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
1,133,528	3.524%, 2/1/2023	1,146,439
	Dell International, LLC, Term Loan
575,000	4.000%, 9/7/2023	578,237
	First Data Corporation, Term Loan
1,932,706	4.525%, 3/24/2021	1,946,119
1,640,000	4.275%, 7/8/2022	1,648,610
	JDA Software Group, Inc., Term Loan
1,225,000	0.000%, 9/21/2023[b,c]	1,225,306
	NXP BV, Term Loan
916,501	3.405%, 12/7/2020[b,c]	919,709
	SS&C European Holdings SARL, Term Loan
70,938	4.000%, 7/8/2022	71,426
570,833	4.000%, 7/8/2022	574,760
	Western Digital Corporation, Term Loan
2,523,675	4.500%, 4/29/2023	2,547,347

	Total	10,657,953

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
988,807	5.250%, 8/5/2019	985,099
	XPO Logistics, Inc., Term Loan
2,377,067	4.250%, 10/30/2021	2,389,452

	Total	3,374,551

Utilities (<0.1%)
	Calpine Corporation, Term Loan
332,885	3.590%, 5/27/2022	333,604
	Intergen NV, Term Loan
865,913	5.500%, 6/12/2020	813,958

	Total	1,147,562

	Total Bank Loans (cost $122,417,672)	121,013,265

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.7%)
	Access Group, Inc.
1,017,479	1.024%, 2/25/2036[e,f]	1,000,539
	Ares CLO, Ltd.
2,800,000	1.957%, 10/12/2023*,f	2,795,136
1,500,000	2.297%, 11/15/2025*,f	1,503,670
	BA Credit Card Trust
1,100,000	0.904%, 6/15/2021[f]	1,103,913
	Bayview Opportunity Master Fund Trust
909,022	3.721%, 7/28/2035[e,g]	908,378
	Betony CLO, Ltd.
750,000	2.190%, 4/15/2027*,f	749,924
	CAM Mortgage, LLC
324,278	3.500%, 7/15/2064*,g	324,271
	Capital One Multi-Asset Execution Trust
1,350,000	0.904%, 1/18/2022[f]	1,353,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.7%) - continued
	Chase Issuance Trust
$850,000	1.590%, 2/18/2020	$855,120
1,625,000	1.620%, 7/15/2020	1,638,538
1,500,000	0.934%, 5/17/2021[f]	1,506,431
	Chesapeake Funding II, LLC
1,000,000	1.880%, 6/15/2028[e]	1,003,749
	Chesapeake Funding, LLC
620,800	0.969%, 1/7/2025[e,f]	620,724
	Commonbond Student Loan Trust
3,725,760	3.320%, 5/25/2040[e]	3,754,582
	Countrywide Asset-Backed Certificates
12,971	5.301%, 4/25/2047	12,939
	DRB Prime Student Loan Trust
743,874	3.170%, 7/25/2031*	762,476
3,360,916	3.200%, 1/25/2040*	3,446,305
	Earnest Student Loan Program
2,556,056	3.020%, 5/25/2034[e]	2,564,855
	Earnest Student Loan Program, LLC
1,970,027	2.680%, 7/25/2035[e]	1,964,087
	Edlinc Student Loan Funding Trust
785,916	3.388%, 10/1/2025*,f	792,863
	FirstEnergy Ohio PIRB Special Purpose Trust
123,181	0.679%, 1/15/2019	122,932
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[e]	825,747
	GoldenTree Loan Opportunities IX, Ltd.
825,000	2.262%, 10/29/2026*,f	828,218
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	2.291%, 2/20/2027*,f	1,574,095
	Golub Capital Partners CLO 23M, Ltd.
800,000	2.263%, 5/5/2027*,f	799,657
	Lehman XS Trust
3,421,686	5.440%, 8/25/2035[g]	3,005,773
	Marlette Funding Trust
1,489,963	3.060%, 1/17/2023*	1,491,666
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,608,111
3,400,000	3.246%, 12/15/2047	3,617,985
	Morgan Stanley Capital, Inc.
1,778,687	0.675%, 2/25/2037[f]	1,064,126
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028[e]	1,801,200
	OZLM VIII, Ltd.
825,000	2.119%, 10/17/2026*,f	825,503
	Pretium Mortgage Credit Partners, LLC
1,717,437	4.125%, 10/27/2030*	1,726,512
	Race Point IX CLO, Ltd.
1,925,000	2.190%, 4/15/2027*,f	1,927,149
	Renaissance Home Equity Loan Trust
2,032,082	6.011%, 5/25/2036[g]	1,427,078
2,389,373	5.580%, 11/25/2036[g]	1,356,357
	SLM Student Loan Trust
877,418	1.124%, 8/15/2022[e,f]	878,781
198,698	1.115%, 4/25/2023[e,f]	198,657
1,350,000	1.574%, 5/17/2027[e,f]	1,361,113
	Sofi Consumer Loan Program, LLC
1,403,657	3.260%, 8/25/2025[e]	1,415,892
	SoFi Professional Loan Program, LLC
1,546,846	2.420%, 3/25/2030[e]	1,566,026

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.7%) - continued
	Sunset Mortgage Loan Company, LLC
$1,236,866	4.459%, 9/18/2045*,g	$1,235,552
3,624,516	3.844%, 7/16/2047*,g	3,625,404
	U.S. Small Business Administration
366,215	3.191%, 3/10/2024	384,997
	Vericrest Opportunity Loan Transferee
3,446,648	3.375%, 10/25/2058*,g	3,439,791
1,577,438	3.500%, 6/26/2045[e]	1,577,536
2,167,481	3.500%, 6/26/2045[e,g]	2,168,004
1,371,280	3.625%, 7/25/2045[e,g]	1,373,456
2,528,445	4.250%, 3/26/2046[e,g]	2,558,767
2,400,000	3.500%, 9/25/2046[e,g]	2,400,000
667,526	3.500%, 2/25/2055*,g	668,026

	Total	79,516,269

Basic Materials (0.2%)
	Albemarle Corporation
230,000	3.000%, 12/1/2019	237,296
	Alcoa Netherlands Holding BV
960,000	6.750%, 9/30/2024[e,h]	997,200
	Anglo American plc
1,777,000	3.625%, 5/14/2020[e,h]	1,777,000
	ArcelorMittal SA
1,300,000	6.500%, 3/1/2021[h]	1,446,250
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[e]	783,475
847,000	7.000%, 2/15/2021[e]	758,065
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[e]	546,740
	Glencore Funding, LLC
395,000	1.739%, 4/16/2018[e,f]	390,556
830,000	2.875%, 4/16/2020[e]	823,360
	INEOS Group Holdings SA
300,000	5.625%, 8/1/2024[e]	294,375
	Novelis Corporation
670,000	5.875%, 9/30/2026[e]	685,913
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026[e]	1,123,176
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024	919,351

	Total	10,782,757

Capital Goods (0.8%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,220,400
	Aircastle, Ltd.
1,915,000	5.000%, 4/1/2023	2,005,963
	Ball Corporation
1,000,000	4.375%, 12/15/2020[h]	1,067,500
	Building Materials Corporation of America
1,575,000	6.000%, 10/15/2025[e]	1,685,250
	Case New Holland, Inc.
504,000	7.875%, 12/1/2017	535,500
	Cemex Finance, LLC
2,030,000	9.375%, 10/12/2022[e]	2,225,388
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020[h]	836,000
	CNH Industrial NV
1,100,000	4.500%, 8/15/2023	1,109,350
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,504,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Capital Goods (0.8%) - continued
	General Electric Company
$1,422,000	5.000%, 12/29/2049[i]	$1,512,226
	HD Supply, Inc.
1,955,000	5.750%, 4/15/2024[e]	2,052,750
	Huntington Ingalls Industries, Inc.
2,025,000	5.000%, 11/15/2025[e]	2,141,438
	L-3 Communications Corporation
1,056,000	3.950%, 5/28/2024	1,123,800
	Lockheed Martin Corporation
892,000	2.500%, 11/23/2020	920,795
1,024,000	4.500%, 5/15/2036	1,165,258
	Newell Rubbermaid, Inc.
528,000	2.600%, 3/29/2019	539,848
748,000	5.500%, 4/1/2046	907,400
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	1,047,960
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[e,h]	2,338,667
	Pentair Finance SA
1,100,000	2.900%, 9/15/2018	1,115,404
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	861,777
	Reynolds Group Issuer, Inc.
3,220,000	5.125%, 7/15/2023[e]	3,324,650
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,329,910
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[e]	705,375
	Textron, Inc.
680,000	5.600%, 12/1/2017	710,627
825,000	7.250%, 10/1/2019	945,231
	United Rentals North America, Inc.
2,900,000	5.500%, 7/15/2025	2,958,000
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	272,775

	Total	39,163,617

Collateralized Mortgage Obligations (1.6%)
	Alm Loan Funding CLO
825,000	2.109%, 10/17/2026*,f	825,103
	Alternative Loan Trust
1,491,058	6.000%, 6/25/2036	1,281,659
	Angel Oak Mortgage Trust I, LLC
1,418,724	3.500%, 7/25/2046*,g	1,417,166
	Apidos CLO XVIII
825,000	2.114%, 7/22/2026*,f	824,765
	Babson CLO, Ltd.
825,000	2.069%, 10/17/2026*,f	824,142
	BCAP, LLC Trust
2,019,721	0.705%, 3/25/2037[f]	1,880,091
	Birchwood Park CLO, Ltd.
825,000	2.120%, 7/15/2026*,f	825,483
	BlueMountain CLO, Ltd.
825,000	2.160%, 10/15/2026*,f	826,884
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.996%, 7/20/2023*,f	823,881
825,000	2.180%, 10/15/2026*,f	827,041
	Cent CLO 16, LP
825,000	2.007%, 8/1/2024*,f	824,484
	Cent CLO 22, Ltd.
825,000	2.268%, 11/7/2026*,f	824,537
	Citigroup Mortgage Loan Trust, Inc.
467,499	5.500%, 11/25/2035	446,835

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	CitiMortgage Alternative Loan Trust
$1,555,394	5.750%, 4/25/2037	$1,334,917
	Countrywide Alternative Loan Trust
1,944,475	3.031%, 10/25/2035	1,582,020
943,930	6.500%, 8/25/2036	643,471
299,868	6.000%, 1/25/2037	287,014
3,124,951	5.500%, 5/25/2037	2,566,575
2,065,324	7.000%, 10/25/2037	1,280,699
	Countrywide Home Loans, Inc.
565,489	5.750%, 4/25/2037	481,282
	Deutsche Alt-A Securities Mortgage Loan Trust
432,644	6.000%, 10/25/2021	386,589
	Dryden 34 Senior Loan Fund CLO
825,000	2.110%, 10/15/2026*,f	825,194
	Federal Home Loan Mortgage Corporation
6,859,072	3.000%, 4/15/2028[j]	649,961
6,010,021	4.000%, 7/15/2031[j]	549,438
4,993,125	3.000%, 2/15/2033[j]	579,637
	Federal National Mortgage Association
9,949,109	3.500%, 1/25/2033[j]	1,283,462
	Galaxy XX CLO, Ltd.
2,650,000	2.146%, 7/20/2027*,f	2,644,839
	Greenpoint Mortgage Funding Trust
1,175,684	0.724%, 10/25/2045[f]	921,333
	IndyMac INDX Mortgage Loan Trust
2,117,363	1.165%, 7/25/2045[f]	1,769,456
	J.P. Morgan Mortgage Trust
146,131	3.069%, 10/25/2036	132,011
2,371,257	0.905%, 1/25/2037[f]	1,254,409
2,682,310	6.250%, 8/25/2037	2,019,955
	Limerock CLO III, LLC
2,500,000	2.226%, 10/20/2026*,f	2,497,923
	Madison Park Funding XIV CLO, Ltd.
900,000	2.146%, 7/20/2026*,f	901,060
	Madison Park Funding, Ltd.
2,975,000	2.107%, 8/15/2022*,f	2,971,092
	Magnetite XII, Ltd.
2,600,000	2.180%, 4/15/2027*,f	2,599,746
	MASTR Alternative Loans Trust
402,602	6.500%, 7/25/2034	400,154
1,716,678	0.975%, 12/25/2035[f]	801,007
	Merrill Lynch Alternative Note Asset Trust
372,778	6.000%, 3/25/2037	296,494
	Mountain View CLO, Ltd.
2,625,000	2.140%, 7/15/2027*,f	2,615,309
	Neuberger Berman CLO, Ltd.
700,000	2.238%, 8/4/2025*,f	702,043
	NZCG Funding CLO, Ltd.
2,650,000	2.284%, 4/27/2027*,f	2,653,352
	Octagon Investment Partners XX CLO, Ltd.
825,000	2.258%, 8/12/2026*,f	825,114
	OHA Loan Funding, Ltd.
2,500,000	2.226%, 10/20/2026*,f	2,515,333
	Residential Accredit Loans, Inc. Trust
646,048	5.750%, 9/25/2035	578,817
	Residential Asset Securitization Trust
2,809,574	0.905%, 8/25/2037[f]	756,494
	Sequoia Mortgage Trust
2,487,497	3.702%, 9/20/2046	2,006,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	Shackleton VII CLO, Ltd.
$2,650,000	2.220%, 4/15/2027*,f	$2,654,055
	Symphony CLO VIII, Ltd.
768,530	1.574%, 1/9/2023*,f	767,842
	Symphony CLO XV, Ltd.
2,500,000	2.129%, 10/17/2026*,f	2,504,258
	Voya CLO 3, Ltd.
825,000	2.135%, 7/25/2026*,f	825,514
	WaMu Mortgage Pass Through Certificates
372,486	2.791%, 9/25/2036	337,279
351,240	2.575%, 10/25/2036	305,993
1,169,220	2.237%, 11/25/2036	1,036,199
1,780,474	2.026%, 1/25/2037	1,507,911
3,471,586	1.467%, 9/25/2046[f]	2,850,919
	Washington Mutual Mortgage Pass Through Certificates Trust
2,316,237	7.000%, 2/25/2036	1,727,868
3,267,048	1.257%, 2/25/2047[f]	2,433,837

	Total	73,716,134

Commercial Mortgage-Backed Securities (0.8%)
	Citigroup Commercial Mortgage Trust
1,433,733	1.102%, 11/10/2046	1,431,426
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.567%, 6/8/2030[e,f]	2,343,671
	Credit Suisse First Boston Mortgage Securities
226,002	5.542%, 1/15/2049	226,010
	Federal National Mortgage Association
134,125	1.272%, 1/25/2017	134,050
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,199,654
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047	4,344,756
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	3.507%, 5/15/2045	1,883,096
2,300,000	5.881%, 2/12/2049	2,339,690
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	3,014,188
	Morgan Stanley Capital, Inc.
4,150,000	5.406%, 3/15/2044	4,182,212
	SCG Trust
700,000	1.924%, 11/15/2026[e,f]	694,701
	UBS Commercial Mortgage Trust
5,075,023	3.400%, 5/10/2045	5,413,728
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057	2,700,654
2,250,000	3.839%, 9/15/2058	2,469,565
	WFRBS Commercial Mortgage Trust
2,800,000	2.870%, 11/15/2045	2,934,862

	Total	37,312,263

Communications Services (1.9%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,281,742
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[e]	1,718,969

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Communications Services (1.9%) - continued
	Altice US Finance I Corporation
$2,295,000	5.500%, 5/15/2026[e]	$2,358,113
	AMC Networks, Inc.
3,035,000	5.000%, 4/1/2024	3,053,969
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	906,220
	American Tower Corporation
105,000	2.800%, 6/1/2020	107,707
1,280,000	3.300%, 2/15/2021	1,338,092
700,000	3.450%, 9/15/2021	736,720
	AT&T, Inc.
600,000	5.875%, 10/1/2019	671,284
360,000	1.768%, 6/30/2020[f]	363,112
963,000	3.875%, 8/15/2021	1,039,501
805,000	3.000%, 6/30/2022	827,627
1,792,000	6.350%, 3/15/2040	2,253,071
950,000	5.550%, 8/15/2041	1,084,321
1,000,000	5.150%, 3/15/2042	1,085,048
546,000	4.750%, 5/15/2046	571,364
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[e]	894,770
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[e]	2,240,490
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,746,137
395,000	7.500%, 4/1/2024[h]	421,663
	Charter Communications Operating, LLC
1,010,000	6.834%, 10/23/2055[e]	1,214,269
630,000	3.579%, 7/23/2020[e]	658,475
1,070,000	4.908%, 7/23/2025[e]	1,180,269
	Clear Channel Worldwide Holdings, Inc.
2,240,000	6.500%, 11/15/2022	2,332,400
	Columbus International, Inc.
2,015,000	7.375%, 3/30/2021[e]	2,137,109
	Comcast Corporation
875,000	2.750%, 3/1/2023	906,667
2,190,000	4.400%, 8/15/2035	2,480,495
418,000	4.650%, 7/15/2042	483,042
1,552,000	4.750%, 3/1/2044	1,826,052
	Cox Communications, Inc.
476,000	9.375%, 1/15/2019[e]	550,234
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,238,062
2,062,000	5.250%, 1/15/2023	2,334,885
500,000	3.700%, 6/15/2026	521,700
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[e]	250,513
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,407,265
	Dish DBS Corporation
1,905,000	5.875%, 7/15/2022	1,957,826
	FairPoint Communications, Inc.
1,565,000	8.750%, 8/15/2019[e]	1,596,300
	Frontier Communications Corporation
2,270,000	8.875%, 9/15/2020	2,448,763
	Gray Television, Inc.
2,245,000	5.125%, 10/15/2024[e]	2,202,906
	Hughes Satellite Systems Corporation
1,350,000	6.500%, 6/15/2019	1,476,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Communications Services (1.9%) - continued
	Level 3 Communications, Inc.
$2,080,000	5.375%, 1/15/2024	$2,167,100
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	729,750
	Neptune Finco Corporation
1,330,000	10.875%, 10/15/2025[e]	1,556,100
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	560,149
	Quebecor Media, Inc.
1,375,000	5.750%, 1/15/2023	1,430,000
	S&P Global, Inc.
1,024,000	3.300%, 8/14/2020	1,074,924
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[e]	621,828
	SFR Group SA
2,455,000	6.000%, 5/15/2022[e]	2,504,100
	Sprint Communications, Inc.
1,350,000	9.000%, 11/15/2018[e]	1,490,062
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,390,950
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	878,249
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,742,333
	Time Warner, Inc.
560,000	3.600%, 7/15/2025	595,674
780,000	6.250%, 3/29/2041	1,004,787
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,677,500
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[e]	907,812
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[e]	982,125
500,000	5.125%, 2/15/2025[e]	503,125
	Verizon Communications, Inc.
590,000	1.627%, 6/17/2019[f]	595,787
1,655,000	3.000%, 11/1/2021	1,731,714
2,304,000	5.150%, 9/15/2023	2,683,992
508,000	5.050%, 3/15/2034	570,978
859,000	4.272%, 1/15/2036	894,996
1,796,000	4.522%, 9/15/2048	1,898,966
	Viacom, Inc.
1,400,000	4.375%, 3/15/2043	1,285,287

	Total	87,382,002

Consumer Cyclical (1.4%)
	AmeriGas Finance, LLC
2,000,000	5.625%, 5/20/2024	2,120,000
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	409,299
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,708,475
	CVS Health Corporation
235,000	2.250%, 8/12/2019	239,419
1,900,000	4.875%, 7/20/2035	2,226,574
875,000	5.125%, 7/20/2045	1,070,689
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,325,353
	eBay, Inc.
520,000	2.500%, 3/9/2018	527,354
	Ford Motor Company
515,000	7.450%, 7/16/2031	681,188

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Cyclical (1.4%) - continued
	Ford Motor Credit Company, LLC
$1,150,000	5.000%, 5/15/2018	$1,207,102
950,000	2.551%, 10/5/2018	963,934
1,000,000	2.943%, 1/8/2019	1,024,194
	General Motors Company
500,000	6.600%, 4/1/2036	601,591
992,000	6.250%, 10/2/2043	1,170,798
	General Motors Financial Company, Inc.
770,000	3.700%, 11/24/2020	801,287
512,000	4.200%, 3/1/2021	538,809
1,240,000	4.300%, 7/13/2025	1,277,526
	GLP Capital, LP
1,390,000	4.375%, 4/15/2021[h]	1,462,975
	Goodyear Tire & Rubber Company
2,325,000	5.125%, 11/15/2023	2,423,812
	Home Depot, Inc.
536,000	2.625%, 6/1/2022	556,593
640,000	3.000%, 4/1/2026	677,070
840,000	4.250%, 4/1/2046	970,027
	Hyundai Capital America
768,000	2.400%, 10/30/2018[e]	778,668
768,000	3.000%, 10/30/2020[e]	795,844
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[e]	1,571,250
	KB Home
1,141,000	4.750%, 5/15/2019	1,165,246
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,676,250
	Lear Corporation
1,400,000	5.250%, 1/15/2025	1,515,500
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,541,250
1,485,000	4.875%, 12/15/2023	1,522,125
	Live Nation Entertainment, Inc.
3,170,000	5.375%, 6/15/2022[e]	3,273,025
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	757,491
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,294,775
	MGP Escrow Issuer, LLC
1,738,000	5.625%, 5/1/2024[e]	1,885,209
	PulteGroup, Inc.
3,165,000	4.250%, 3/1/2021	3,323,250
	Rite Aid Corporation
1,985,000	6.375%, 4/1/2023[e]	2,142,152
	Schaeffler Verwaltung Zwei GmbH
2,245,000	4.500%, 9/15/2023[e]	2,266,036
	Six Flags Entertainment Corporation
1,935,000	5.250%, 1/15/2021[e]	1,997,887
	Time Warner, Inc.
1,120,000	7.625%, 4/15/2031	1,587,908
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	620,600
432,000	4.000%, 12/31/2018	447,660
	West Corporation
2,420,000	5.375%, 7/15/2022[e]	2,371,600
	Yum! Brands, Inc.
3,155,000	5.000%, 6/1/2024[e]	3,296,975
	ZF North America Capital, Inc.
2,175,000	4.500%, 4/29/2022[e]	2,306,326

	Total	64,121,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Non-Cyclical (2.0%)
	AbbVie, Inc.
$920,000	2.500%, 5/14/2020	$937,916
1,320,000	3.600%, 5/14/2025	1,379,747
1,395,000	4.450%, 5/14/2046	1,456,924
	Actavis Funding SCS
1,620,000	4.550%, 3/15/2035	1,720,761
840,000	4.850%, 6/15/2044	923,962
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	584,719
700,000	2.625%, 9/16/2026	707,755
	Amgen, Inc.
512,000	2.700%, 5/1/2022	528,203
475,000	3.125%, 5/1/2025	491,652
	Anheuser-Busch InBev Finance, Inc.
550,000	2.017%, 2/1/2021[f]	564,486
2,949,000	3.650%, 2/1/2026	3,167,226
2,560,000	4.700%, 2/1/2036	2,943,419
1,320,000	4.900%, 2/1/2046	1,570,511
	Aramark Services, Inc.
1,380,000	4.750%, 6/1/2026[e]	1,386,900
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,086,650
	BAT International Finance plc
480,000	1.360%, 6/15/2018[e,f]	481,546
	Baxter International, Inc.
700,000	2.600%, 8/15/2026	691,916
	Becton, Dickinson and Company
1,331,000	6.375%, 8/1/2019	1,501,855
	Biogen, Inc.
810,000	3.625%, 9/15/2022	867,587
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	491,411
525,000	3.850%, 5/15/2025	558,642
840,000	7.375%, 1/15/2040	1,143,245
	BRF SA
642,000	4.750%, 5/22/2024[e]	656,445
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	892,876
590,000	3.500%, 11/24/2020	617,087
	Cardinal Health, Inc.
260,000	1.950%, 6/15/2018	262,457
402,000	4.900%, 9/15/2045	473,466
	Celgene Corporation
1,185,000	2.875%, 8/15/2020	1,225,862
260,000	3.550%, 8/15/2022	276,245
1,185,000	5.000%, 8/15/2045	1,334,212
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	315,951
	Cigna Corporation
775,000	5.375%, 2/15/2042	936,772
	ConAgra Foods, Inc.
396,000	7.125%, 10/1/2026	511,251
	EMD Finance, LLC
515,000	1.207%, 3/17/2017[e,f]	515,220
1,128,000	2.950%, 3/19/2022[e]	1,162,835
	Endo Finance, LLC
750,000	6.500%, 2/1/2025[e,g]	662,812
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[e]	1,957,000
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[e]	2,193,975
	Express Scripts Holding Company
512,000	3.900%, 2/15/2022	552,449
1,240,000	4.500%, 2/25/2026	1,360,074
223,000	3.400%, 3/1/2027	224,266

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Fresenius Medical Care US Finance II, Inc.
$1,500,000	5.875%, 1/31/2022[e]	$1,698,750
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	268,554
1,400,000	2.950%, 3/1/2027	1,414,727
840,000	4.150%, 3/1/2047	858,556
	Grifols Worldwide Operations, Ltd.
2,235,000	5.250%, 4/1/2022	2,313,225
	H.J. Heinz Company
1,000,000	3.500%, 7/15/2022	1,062,681
	HCA, Inc.
200,000	4.750%, 5/1/2023	208,500
1,070,000	5.250%, 6/15/2026	1,136,875
2,010,000	4.500%, 2/15/2027	2,022,562
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[e]	1,290,584
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[e]	1,424,625
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,213,329
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	366,802
	LifePoint Health, Inc.
1,500,000	5.500%, 12/1/2021	1,563,750
580,000	5.375%, 5/1/2024[e]	580,000
	McKesson Corporation
650,000	4.883%, 3/15/2044	764,106
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	533,255
	Medtronic plc
2,570,000	4.375%, 3/15/2035	2,912,278
	Merck & Company, Inc.
385,000	1.182%, 2/10/2020[f]	386,517
260,000	3.700%, 2/10/2045	275,208
	Mondelez International, Inc.
418,000	1.277%, 2/1/2019[f]	417,885
	Mylan NV
1,020,000	3.000%, 12/15/2018[e]	1,042,488
400,000	3.750%, 12/15/2020[e]	417,750
1,325,000	3.150%, 6/15/2021[e]	1,349,876
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,081,486
	Pernod Ricard SA
850,000	3.250%, 6/8/2026[e]	863,415
	Perrigo Finance Unlimited Company
1,605,000	3.500%, 3/15/2021	1,659,987
	Quintiles Transnational Holdings, Inc.
500,000	4.875%, 5/15/2023[e]	513,750
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017	609,155
1,563,000	5.700%, 8/15/2035	1,931,846
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[e]	874,267
	SABMiller Holdings, Inc.
536,000	3.750%, 1/15/2022[e]	580,305
	Safeway, Inc.
58,000	3.400%, 12/1/2016	57,884
	Shire Acquisitions Investments Ireland Designated Activity Company
840,000	2.400%, 9/23/2021	841,058
840,000	3.200%, 9/23/2026	844,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Spectrum Brands, Inc.
$1,065,000	5.750%, 7/15/2025	$1,150,200
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	579,600
	Tenet Healthcare Corporation
2,500,000	8.125%, 4/1/2022	2,500,000
	Teva Pharmaceutical Finance Netherlands III BV
1,150,000	2.200%, 7/21/2021	1,145,663
700,000	2.800%, 7/21/2023	701,796
520,000	4.100%, 10/1/2046	517,534
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	405,553
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	1,003,950
	UnitedHealth Group, Inc.
2,470,000	4.625%, 7/15/2035	2,868,337
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[e]	2,794,756

	Total	90,366,231

Energy (1.1%)
	Anadarko Petroleum Corporation
755,000	4.850%, 3/15/2021	810,506
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,788,312
	Apache Corporation
1,125,000	4.750%, 4/15/2043	1,149,481
	Boardwalk Pipelines, LP
888,000	5.875%, 11/15/2016	892,117
525,000	5.950%, 6/1/2026	580,423
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,050,656
1,560,000	3.535%, 11/4/2024	1,657,247
285,000	3.119%, 5/4/2026	291,243
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	854,459
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,034,434
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	762,579
	CNPC General Capital, Ltd.
446,000	2.750%, 4/19/2017[e]	449,106
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	1,000,924
	Concho Resources, Inc.
1,310,000	6.500%, 1/15/2022	1,359,125
1,412,019	5.500%, 10/1/2022	1,464,970
	ConocoPhillips Company
660,000	4.200%, 3/15/2021[h]	714,352
	Contura Energy, Inc.
530,000	10.000%, 8/1/2021[e]	545,900
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	858,500
	Devon Energy Corporation
765,000	3.250%, 5/15/2022	759,531
512,000	5.850%, 12/15/2025[h]	576,194
	Ecopetrol SA
460,000	5.875%, 9/18/2023	496,225
	Enbridge Energy Partners, LP
560,000	4.375%, 10/15/2020	590,601
	Enbridge, Inc.
400,000	1.289%, 6/2/2017[f,h]	399,171
	Energy Transfer Partners, LP
1,120,000	4.650%, 6/1/2021	1,189,690

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Energy (1.1%) - continued
$765,000	4.900%, 3/15/2035	$706,144
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	550,445
420,000	4.850%, 7/15/2026	422,636
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	815,202
	EQT Corporation
500,000	5.150%, 3/1/2018	520,575
754,000	8.125%, 6/1/2019	861,859
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	469,473
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	854,440
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	823,311
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	389,714
470,000	4.750%, 9/15/2044	420,801
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[e]	1,224,375
	MPLX, LP
2,725,000	4.875%, 12/1/2024	2,818,538
1,120,000	4.875%, 6/1/2025	1,157,276
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,009,000
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	754,207
	Petrobras Global Finance BV
340,000	8.375%, 5/23/2021	371,450
	Petrobras International Finance Company
560,000	5.750%, 1/20/2020	577,080
	Petroleos Mexicanos
737,000	5.500%, 2/4/2019[e]	777,167
414,000	2.378%, 4/15/2025	423,738
	Pioneer Natural Resources Company
278,000	3.450%, 1/15/2021	289,082
500,000	4.450%, 1/15/2026	542,257
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,530,398
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,848,175
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025	1,548,000
	Schlumberger Holdings Corporation
375,000	3.000%, 12/21/2020[e]	391,025
700,000	4.000%, 12/21/2025[e]	761,583
	Shell International Finance BV
360,000	1.266%, 5/11/2020[f]	360,414
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	817,599
	Sunoco Logistics Partners Operations, LP
1,730,000	4.400%, 4/1/2021	1,855,837
	Targa Resources Partners, LP
1,215,000	6.625%, 10/1/2020	1,256,006
	Valero Energy Corporation
1,400,000	3.400%, 9/15/2026	1,390,672
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[h]	2,093,500

	Total	52,907,725

Financials (3.5%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[e]	1,102,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (3.5%) - continued
	ACE INA Holdings, Inc.
$737,000	4.350%, 11/3/2045	$851,880
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	561,688
560,000	4.625%, 10/30/2020	588,000
2,080,000	5.000%, 10/1/2021	2,220,400
560,000	4.625%, 7/1/2022	588,700
	Aetna, Inc.
805,000	2.400%, 6/15/2021	814,321
1,100,000	2.800%, 6/15/2023	1,123,253
535,000	3.200%, 6/15/2026	543,948
800,000	4.250%, 6/15/2036	828,597
	Air Lease Corporation
625,000	2.125%, 1/15/2018	628,125
198,000	2.625%, 9/4/2018	199,799
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	975,600
1,050,000	4.125%, 3/30/2020	1,068,375
	American Express Credit Corporation
590,000	1.407%, 3/18/2019[f]	590,995
	American International Group, Inc.
320,000	3.300%, 3/1/2021	335,744
768,000	4.125%, 2/15/2024	827,535
360,000	3.900%, 4/1/2026	380,859
	Aon plc
384,000	3.875%, 12/15/2025	410,029
	Argos Merger Sub, Inc.
1,975,000	7.125%, 3/15/2023[e,h]	2,068,813
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,175,640
	Banco Santander Chile
710,000	1.565%, 4/11/2017[e,f]	710,568
	Bank of America Corporation
800,000	1.936%, 3/22/2018[f]	806,034
500,000	1.516%, 4/1/2019[f]	503,002
800,000	2.625%, 10/19/2020	816,394
1,065,000	3.300%, 1/11/2023	1,102,454
1,056,000	4.000%, 4/1/2024	1,137,958
1,055,000	4.000%, 1/22/2025	1,093,387
795,000	3.500%, 4/19/2026	826,172
1,322,000	5.875%, 2/7/2042	1,723,497
1,056,000	8.000%, 7/29/2049[i]	1,077,120
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,315,471
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[e]	324,890
	Barclays Bank plc
264,000	10.179%, 6/12/2021[e]	337,390
	Barclays plc
780,000	2.750%, 11/8/2019	785,751
1,039,000	3.650%, 3/16/2025	1,025,092
	BB&T Corporation
325,000	1.395%, 1/15/2020[f]	325,903
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	665,078
	BPCE SA
762,000	5.700%, 10/22/2023[e]	829,339
	Caisse Centrale Desjardins du Quebec
455,000	1.417%, 1/29/2018[e,f]	454,439
	Capital One Financial Corporation
635,000	2.450%, 4/24/2019	648,836
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021	2,226,000

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (3.5%) - continued
	CIT Group, Inc.
$2,075,000	5.000%, 8/15/2022	$2,204,688
	Citigroup, Inc.
415,000	1.431%, 4/8/2019[f]	415,560
1,075,000	2.700%, 3/30/2021	1,098,331
690,000	4.050%, 7/30/2022	733,277
1,990,000	4.400%, 6/10/2025	2,106,994
840,000	4.125%, 7/25/2028	853,968
2,050,000	4.650%, 7/30/2045	2,313,714
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,234,096
	CoBank ACB
395,000	1.450%, 6/15/2022[f]	374,703
	Compass Bank
750,000	2.750%, 9/29/2019	749,042
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	681,380
	Credit Agricole SA
485,000	1.480%, 4/15/2019[e,f]	485,971
	Credit Suisse AG
512,000	5.400%, 1/14/2020	559,650
	Credit Suisse Group Funding, Ltd.
1,536,000	2.750%, 3/26/2020	1,541,591
1,024,000	3.750%, 3/26/2025	1,017,386
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,588,593
	Deutsche Bank AG
1,630,000	3.375%, 5/12/2021	1,594,468
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,172,427
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,309,331
	Discover Financial Services
526,000	6.450%, 6/12/2017	542,822
	DRB Prime Student Loan Trust
2,258,103	2.425%, 10/27/2031*,f	2,299,204
	Duke Realty, LP
260,000	3.875%, 2/15/2021	277,448
780,000	4.375%, 6/15/2022	853,190
	ERP Operating, LP
267,000	3.375%, 6/1/2025	278,693
	European Investment Bank
755,000	1.875%, 3/15/2019	769,234
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	763,494
548,000	2.875%, 7/27/2020	568,139
310,000	2.875%, 10/1/2021	324,267
	GE Capital International Funding Company
2,052,000	4.418%, 11/15/2035	2,303,093
	Genworth Financial, Inc.
420,000	7.700%, 6/15/2020	416,850
	Goldman Sachs Group, Inc.
1,170,000	1.952%, 4/30/2018[f]	1,180,614
430,000	1.917%, 11/15/2018[f]	433,470
2,150,000	5.375%, 3/15/2020	2,380,777
460,000	1.875%, 4/23/2020[f]	462,855
2,048,000	5.250%, 7/27/2021	2,312,112
1,400,000	2.350%, 11/15/2021	1,396,752
512,000	3.500%, 1/23/2025	529,502
800,000	4.750%, 10/21/2045	897,802
	Hartford Financial Services Group, Inc.
1,250,000	5.125%, 4/15/2022	1,419,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (3.5%) - continued
	HBOS plc
$1,384,000	6.750%, 5/21/2018[e]	$1,479,210
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,722,550
520,000	3.400%, 2/1/2025	513,593
	HSBC Bank plc
1,065,000	1.457%, 5/15/2018[e,f]	1,065,920
	HSBC Holdings plc
1,080,000	3.400%, 3/8/2021	1,117,002
925,000	2.650%, 1/5/2022[c]	921,852
850,000	3.600%, 5/25/2023	877,877
1,040,000	3.900%, 5/25/2026	1,077,466
1,075,000	6.875%, 12/29/2049[i]	1,118,000
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	286,570
	Huntington National Bank
720,000	2.200%, 11/6/2018	728,991
	Icahn Enterprises, LP
1,145,000	6.000%, 8/1/2020	1,150,725
	ING Capital Funding Trust III
825,000	4.438%, 12/29/2049[f,i]	819,844
	Intesa Sanpaolo SPA
1,000,000	5.250%, 1/12/2024	1,078,723
	J.P. Morgan Chase & Company
980,000	6.300%, 4/23/2019	1,091,721
365,000	2.250%, 1/23/2020	369,795
670,000	2.295%, 8/15/2021	671,457
1,220,000	4.500%, 1/24/2022	1,350,919
768,000	3.200%, 1/25/2023	800,826
1,400,000	2.700%, 5/18/2023	1,414,442
1,040,000	3.625%, 5/13/2024	1,106,040
2,040,000	3.125%, 1/23/2025	2,085,072
855,000	3.300%, 4/1/2026	879,835
1,605,000	7.900%, 4/29/2049[i]	1,649,137
	KeyBank NA
860,000	2.350%, 3/8/2019	876,191
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,121,180
	Kookmin Bank
900,000	1.625%, 8/1/2019[e]	900,630
	Liberty Mutual Group, Inc.
1,027,000	4.950%, 5/1/2022[e]	1,145,988
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,485,165
	Lincoln National Corporation
575,000	8.750%, 7/1/2019	676,813
792,000	7.000%, 6/15/2040	1,019,520
	Lloyds Bank plc
515,000	1.374%, 3/16/2018[f]	513,972
	Merrill Lynch & Company, Inc.
1,555,000	6.400%, 8/28/2017	1,622,378
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,016,718
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	927,571
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[e]	764,332
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,559,003
780,000	1.995%, 4/25/2018[f]	789,015
460,000	1.874%, 1/27/2020[f]	464,795
675,000	2.500%, 4/21/2021	683,440
660,000	4.875%, 11/1/2022	727,956
975,000	4.000%, 7/23/2025	1,048,475
1,350,000	4.350%, 9/8/2026	1,441,263

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (3.5%) - continued
$640,000	4.300%, 1/27/2045	$685,078
1,235,000	5.550%, 12/29/2049[h,i]	1,261,244
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,665,475
970,000	5.500%, 5/1/2024	1,019,470
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	685,374
	National City Corporation
776,000	6.875%, 5/15/2019	874,109
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	321,398
	Quicken Loans, Inc.
2,210,000	5.750%, 5/1/2025[e]	2,193,425
	Realty Income Corporation
265,000	2.000%, 1/31/2018	266,777
	Regions Bank
261,000	7.500%, 5/15/2018	284,018
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,008,007
768,000	3.200%, 2/8/2021	798,381
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	407,184
579,000	5.000%, 6/1/2021	632,992
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[e]	401,618
	Royal Bank of Scotland Group plc
800,000	3.875%, 9/12/2023	787,194
650,000	8.625%, 12/29/2049[i]	636,188
	Santander Holdings USA, Inc.
725,000	3.450%, 8/27/2018	743,217
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	902,796
	Santander UK plc
456,000	3.050%, 8/23/2018	467,113
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	692,392
330,000	2.500%, 9/1/2020	340,161
1,115,000	2.750%, 2/1/2023	1,142,842
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[e]	625,498
	Standard Chartered plc
925,000	2.100%, 8/19/2019[e]	924,631
	State Street Corporation
510,000	1.701%, 8/18/2020[f]	514,803
	Sumitomo Mitsui Banking Corporation
545,000	1.268%, 1/16/2018[f]	545,188
	Svenska Handelsbanken AB
715,000	1.347%, 6/17/2019[f]	715,854
	Synchrony Financial
305,000	1.989%, 2/3/2020[f]	298,367
330,000	3.750%, 8/15/2021	347,108
1,475,000	4.250%, 8/15/2024	1,548,626
	Toronto-Dominion Bank
375,000	1.786%, 12/14/2020[f]	378,347
	UBS Group Funding Jersey, Ltd.
1,280,000	2.950%, 9/24/2020[e]	1,311,261
768,000	4.125%, 9/24/2025[e]	804,856
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	236,238
	USB Realty Corporation
310,000	1.827%, 12/29/2049[e,f,i]	278,225
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	965,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (3.5%) - continued
	Wells Fargo & Company
$455,000	1.432%, 1/30/2020[f]	$453,735
1,020,000	2.550%, 12/7/2020	1,040,016
1,120,000	3.450%, 2/13/2023	1,154,931
1,040,000	3.000%, 2/19/2025	1,056,122
1,600,000	3.000%, 4/22/2026	1,615,045
1,020,000	4.900%, 11/17/2045	1,123,031
	Welltower, Inc.
268,000	2.250%, 3/15/2018	270,355
520,000	3.750%, 3/15/2023	546,076
540,000	4.000%, 6/1/2025	572,603

	Total	158,770,502

Foreign Government (0.1%)
	Argentina Government International Bond
625,000	6.250%, 4/22/2019[e]	662,813
1,175,000	7.125%, 7/6/2036[e]	1,244,325
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	458,421
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[e]	739,924
	Mexico Government International Bond
775,000	4.350%, 1/15/2047	761,438
775,000	4.125%, 1/21/2026	833,512

	Total	4,700,433

Mortgage-Backed Securities (14.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
49,100,000	3.000%, 10/1/2031[c]	51,573,221
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 10/1/2046[c]	36,040,593
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
57,325,000	2.500%, 10/1/2031[c]	59,374,627
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,117,198	1.740%, 7/1/2043[f]	5,237,805
73,250,000	3.000%, 10/1/2046[c]	76,131,354
233,500,000	3.500%, 10/1/2046[c]	246,378,973
112,750,000	4.000%, 10/1/2046[c]	121,091,741
51,396,000	4.500%, 10/1/2046[c]	56,285,430

	Total	652,113,744

Technology (0.9%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	325,421
	Apple, Inc.
360,000	1.117%, 5/6/2020[f]	359,353
1,792,000	3.200%, 5/13/2025	1,909,978
768,000	4.650%, 2/23/2046	886,215
	Cisco Systems, Inc.
480,000	1.342%, 3/1/2019[f]	483,152
	CommScope Technologies Finance, LLC
1,480,000	6.000%, 6/15/2025[e]	1,578,050
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[e]	699,360

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Technology (0.9%) - continued
$550,000	5.450%, 6/15/2023[e]	$589,301
396,000	6.020%, 6/15/2026[e]	434,136
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,986,875
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,098,097
769,000	3.625%, 10/15/2020	815,656
	First Data Corporation
970,000	5.375%, 8/15/2023[e]	999,100
	Hewlett Packard Enterprise Company
1,130,000	2.450%, 10/5/2017[e,g]	1,139,051
565,000	2.850%, 10/5/2018[e,g]	575,669
565,000	4.400%, 10/15/2022[e,g]	602,465
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[e]	871,885
	Intel Corporation
185,000	3.100%, 7/29/2022	197,597
685,000	3.700%, 7/29/2025	759,951
1,188,000	4.100%, 5/19/2046	1,271,516
	International Business Machines Corporation
1,056,000	4.700%, 2/19/2046	1,222,067
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	2,012,238
	Lam Research Corporation
1,000,000	3.450%, 6/15/2023	1,022,866
	Micron Technology, Inc.
3,085,000	7.500%, 9/15/2023[e]	3,426,633
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,819,253
1,575,000	4.200%, 11/3/2035	1,760,644
975,000	3.700%, 8/8/2046	986,880
	NXP BV
1,985,000	3.875%, 9/1/2022[e]	2,079,288
	Oracle Corporation
330,000	2.500%, 5/15/2022	338,739
1,056,000	2.400%, 9/15/2023	1,064,469
1,340,000	2.950%, 5/15/2025	1,384,129
	Plantronics, Inc.
1,450,000	5.500%, 5/31/2023[e]	1,493,500
	Qualcomm, Inc.
792,000	3.000%, 5/20/2022	830,977
	Seagate HDD Cayman
560,000	4.875%, 6/1/2027	495,429
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[e]	1,234,050
	Western Digital Corporation
2,025,000	10.500%, 4/1/2024[e]	2,349,000

	Total	41,102,990

Transportation (0.3%)
	Air Canada Pass Through Trust
288,804	3.875%, 3/15/2023[e]	280,862
	American Airlines Pass Through Trust
1,202,680	3.375%, 5/1/2027	1,232,747
	Avis Budget Car Rental, LLC
1,665,000	5.125%, 6/1/2022[e]	1,670,203
1,195,000	6.375%, 4/1/2024[e]	1,218,900
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,261,789
1,175,000	3.900%, 8/1/2046	1,256,075
	Canadian Pacific Railway Company
600,000	4.800%, 8/1/2045	701,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Transportation (0.3%) - continued
	Continental Airlines, Inc.
$622,211	4.150%, 4/11/2024	$664,210
	CSX Corporation
494,000	3.700%, 11/1/2023	536,241
	Delta Air Lines, Inc.
303,904	4.950%, 5/23/2019	319,859
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[e]	290,448
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,358,277
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	308,398
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	871,724
	Virgin Australia Holdings, Ltd.
226,341	5.000%, 10/23/2023[e]	234,829
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[e]	1,636,725

	Total	13,842,365

U.S. Government and Agencies (10.4%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	295,983
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	276,468
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,502,103
470,000	3.625%, 2/15/2044	598,460
9,000,000	2.500%, 5/15/2046	9,315,000
	U.S. Treasury Bonds, TIPS
2,054,120	0.125%, 4/15/2019	2,089,089
7,402,602	0.125%, 1/15/2023	7,519,356
51,069	2.375%, 1/15/2025	60,856
28,328,855	0.625%, 1/15/2026	29,793,740
33,404	2.125%, 2/15/2040	44,440
452,646	0.750%, 2/15/2042	466,375
58,533,638	1.000%, 2/15/2046	64,704,899
	U.S. Treasury Notes
1,000,000	0.875%, 11/30/2016[k]	1,001,084
21,220,000	0.875%, 11/15/2017	21,260,615
23,000,000	0.875%, 3/31/2018	23,046,713
22,400,000	0.750%, 2/15/2019	22,357,126
41,710,000	1.500%, 10/31/2019	42,443,178
79,080,000	1.375%, 9/30/2020	80,022,159
10,250,000	1.375%, 5/31/2021	10,360,905
59,409,000	1.125%, 8/31/2021	59,348,641
41,325,000	2.125%, 6/30/2022	43,225,000
10,765,000	1.625%, 8/15/2022	10,959,276
47,630,000	2.250%, 11/15/2024	50,288,707

	Total	480,980,173

Utilities (1.1%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,721,250
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,798,829
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	404,234
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	399,481
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,444,562

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Utilities (1.1%) - continued
	Chesapeake Midstream Partners, LP
$1,320,000	6.125%, 7/15/2022	$1,370,471
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,058,480
640,000	4.350%, 11/15/2045	731,011
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	441,474
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	533,186
	Covanta Holding Corporation
850,000	7.250%, 12/1/2020	877,625
	Dominion Resources, Inc.
1,070,000	2.962%, 7/1/2019	1,098,254
	DTE Electric Company
760,000	3.700%, 3/15/2045	803,378
890,000	3.700%, 6/1/2046	942,061
	DTE Energy Company
155,000	2.400%, 12/1/2019	158,087
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	910,347
1,120,000	3.750%, 9/1/2046	1,086,147
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,124,112
	Dynegy, Inc.
1,440,000	6.750%, 11/1/2019	1,476,000
1,720,000	7.375%, 11/1/2022	1,698,500
	Edison International
1,050,000	2.950%, 3/15/2023	1,084,650
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019[e]	808,750
820,000	4.750%, 6/15/2046[e]	880,062
	Enel Finance International NV
450,000	6.250%, 9/15/2017[e]	469,836
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,442,750
	Eversource Energy
330,000	1.600%, 1/15/2018	331,349
	Exelon Corporation
580,000	5.100%, 6/15/2045	672,924
792,000	4.450%, 4/15/2046	850,789
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	845,899
295,000	2.950%, 1/15/2020	304,052
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	309,052
715,000	5.300%, 7/1/2043	847,498
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	789,898
	MidAmerican Energy Holdings Company
1,066,000	6.500%, 9/15/2037	1,465,905
	Monongahela Power Company
780,000	5.400%, 12/15/2043[e]	985,104
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,048,811
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	670,472
	NiSource Finance Corporation
1,475,000	5.650%, 2/1/2045	1,867,931
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,401,113
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,515,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Utilities (1.1%) - continued
	Oncor Electric Delivery Company, LLC
$760,000	3.750%, 4/1/2045	$793,966
	Pacific Gas & Electric Company
768,000	4.250%, 3/15/2046	863,207
	PG&E Corporation
375,000	2.400%, 3/1/2019	382,290
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	394,704
1,275,000	5.000%, 3/15/2044	1,437,037
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,234,997
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,381,394
370,000	2.400%, 3/15/2020	376,978
	Southern California Edison Company
220,000	2.400%, 2/1/2022	226,666
	Southern Company
1,080,000	1.850%, 7/1/2019	1,088,493
1,100,000	4.400%, 7/1/2046	1,186,898
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	460,305
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	531,562
	TransAlta Corporation
825,000	1.900%, 6/3/2017	825,586
	Williams Partners, LP
1,050,000	5.100%, 9/15/2045	1,024,403

	Total	50,877,820

	Total Long-Term Fixed Income (cost $1,902,911,046)	1,937,656,121

Shares	Registered Investment Companies (25.8%)	Value
Affiliated Equity Holdings (9.2%)
2,586,561	Thrivent Large Cap Stock Portfolio	30,419,253
8,818,308	Thrivent Large Cap Value Portfolio	137,503,880
3,932,207	Thrivent Mid Cap Stock Portfolio	67,031,150
16,955,184	Thrivent Partner Worldwide Allocation Portfolio	158,676,789
1,989,819	Thrivent Small Cap Stock Portfolio	33,224,796

	Total	426,855,868

Affiliated Fixed Income Holdings (15.3%)
24,238,208	Thrivent High Yield Portfolio	115,623,525
35,097,346	Thrivent Income Portfolio	365,995,128
23,046,310	Thrivent Limited Maturity Bond Portfolio	227,321,885

	Total	708,940,538

Equity Funds/ETFs (0.3%)
4,541	iShares Russell 2000 Growth Index Fund	676,155
5,369	iShares Russell 2000 Index Fund[h]	666,883
3,450	iShares Russell 2000 Value Index Fund	361,387
9,120	Materials Select Sector SPDR Fund[h]	435,480
42,586	SPDR S&P 500 ETF Trust	9,211,352
8,720	SPDR S&P Biotech ETF[h]	578,049

Shares	Registered Investment Companies (25.8%)	Value
Equity Funds/ETFs (0.3%) - continued
510	SPDR S&P MidCap 400 ETF Trust	$143,958

	Total	12,073,264

Fixed Income Funds/ETFs (1.0%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,614,720
212,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	26,200,386
161,000	Vanguard Short-Term Corporate Bond ETF	12,968,550

	Total	46,783,656

	Total Registered Investment Companies (cost $1,113,033,896)	1,194,653,326

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%)
24,062	Aaron’s, Inc.	611,656
30,326	Amazon.com, Inc.[l]	25,392,263
4,120	American Axle & Manufacturing Holdings, Inc.[l]	70,946
6,115	American Public Education, Inc.[l]	121,138
2,150	Aramark	81,765
3,350	Armstrong Flooring, Inc.[l]	63,248
3,980	Ascent Capital Group, Inc.[l]	92,217
6,080	AutoZone, Inc.[l]	4,671,507
19,320	Barnes & Noble, Inc.	218,316
7,960	Beazer Homes USA, Inc.[l]	92,814
17,820	Bed Bath & Beyond, Inc.	768,220
3,790	Best Buy Company, Inc.	144,702
4,160	Big 5 Sporting Goods Corporation	56,659
12,100	Bloomin’ Brands, Inc.	208,604
6,080	BorgWarner, Inc.	213,894
15,900	Brunswick Corporation	775,602
760	Buffalo Wild Wings, Inc.[l]	106,962
5,040	Burlington Stores, Inc.[l]	408,341
14,220	Caleres, Inc.	359,624
17,300	Callaway Golf Company	200,853
21,750	Carter’s, Inc.	1,885,943
6,043	Cedar Fair, LP	346,203
6,350	Cheesecake Factory, Inc.	317,881
3,610	Chuy’s Holdings, Inc.[l]	100,863
8,670	Cinemark Holdings, Inc.	331,888
3,920	ClubCorp Holdings, Inc.	56,722
267,973	Comcast Corporation	17,777,329
14,784	Core-Mark Holding Company, Inc.	529,267
9,559	CSS Industries, Inc.	244,519
11,338	Culp, Inc.	337,532
30,200	Dana, Inc.	470,818
1,860	Deckers Outdoor Corporation[l]	110,763
61,799	Delphi Automotive plc	4,407,505
5,170	DeVry Education Group, Inc.	119,220
4,515	Discovery Communications, Inc.,
	Class Al	121,544
10,250	Dish DBS Corporation[l]	561,495
13,900	Dollar General Corporation	972,861
20,330	Dollar Tree, Inc.[l]	1,604,647
4,930	Domino’s Pizza, Inc.	748,621
24,320	DSW, Inc.	498,074
9,520	Duluth Holdings, Inc.[h,l]	252,375
1,510	EchoStar Corporationl	66,183
14,750	Etsy, Inc.[l]	210,630
5,528	Expedia, Inc.	645,228
13,390	Finish Line, Inc.	309,041
17,140	Gentex Corporation	300,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%) - continued
8,333	G-III Apparel Group, Ltd.[l]	$242,907
76,290	GNC Holdings, Inc.	1,557,842
132,864	Harley-Davidson, Inc.[h]	6,987,318
10,110	Harman International Industries, Inc.	853,790
13,058	Haverty Furniture Companies, Inc.	261,682
71,460	Home Depot, Inc.	9,195,473
17,850	Houghton Mifflin Harcourt Company[l]	239,369
2,960	HSN, Inc.	117,808
9,550	Interpublic Group of Companies, Inc.	213,443
6,870	Interval Leisure Group, Inc.	117,958
2,840	Jack in the Box, Inc.	272,470
4,780	John Wiley and Sons, Inc.	246,696
7,810	Kate Spade & Company[l]	133,785
5,330	L Brands, Inc.	377,204
83,316	Las Vegas Sands Corporation	4,794,003
11,740	La-Z-Boy, Inc.	288,334
1,430	Lear Corporation	173,345
36,370	Liberty Interactive Corporation[l]	727,764
3,000	Lithia Motors, Inc.	286,560
38,630	LKQ Corporationl	1,369,820
106,480	Lowe’s Companies, Inc.	7,688,921
3,950	Lululemon Athletica, Inc.[l]	240,871
3,730	Masonite International Corporation[l]	231,894
11,957	MDC Partners, Inc.[h]	128,179
4,700	Meredith Corporation	244,353
1,740	Meritage Homes Corporation[l]	60,378
690	Mohawk Industries, Inc.[l]	138,235
1,270	Monro Muffler Brake, Inc.	77,686
1,040	Murphy USA, Inc.[l]	74,214
7,400	New Media Investment Group, Inc.	114,700
31,020	Newell Brands, Inc.	1,633,513
11,250	News Corporation, Class A	157,275
66,030	NIKE, Inc.	3,476,479
8,183	Nord Anglia Education, Inc.[h,l]	178,226
36,231	Nutrisystem, Inc.	1,075,698
3,250	O’Reilly Automotive, Inc.[l]	910,357
13,370	Oxford Industries, Inc.	905,149
8,930	Papa John’s International, Inc.	704,130
12,660	Papa Murphy’s Holdings, Inc.[l]	81,657
8,360	Penn National Gaming, Inc.[l]	113,445
1,990	Priceline Group, Inc.[l]	2,928,265
13,160	PVH Corporation	1,454,180
3,370	Ralph Lauren Corporation	340,842
8,830	Rent-A-Center, Inc.	111,611
1,700	Restoration Hardware Holdings, Inc.[h,l]	58,786
5,630	Retailmenot, Inc.[l]	55,681
25,290	Ross Stores, Inc.	1,626,147
4,910	Royal Caribbean Cruises, Ltd.	368,005
9,770	Ruth’s Hospitality Group, Inc.	137,952
5,960	Sally Beauty Holdings, Inc.[l]	153,053
53,750	Scripps Networks Interactive, Inc.	3,412,588
10,080	Select Comfort Corporation[l]	217,728
4,450	Signet Jewelers, Ltd.	331,659
8,882	Sportsman’s Warehouse Holdings, Inc.[l]	93,439
8,310	Staples, Inc.	71,051
63,310	Starbucks Corporation	3,427,603
16,444	Stein Mart, Inc.	104,419
4,070	Steven Madden, Ltd.[l]	140,659
7,120	Tailored Brands, Inc.	111,784
9,670	Tegna, Inc.	211,386
7,110	Tempur-Pedic International, Inc.[l]	403,421
2,075	Tenneco, Inc.[l]	120,910
3,260	Tiffany & Company	236,774
20,850	Time, Inc.	301,908
38,830	TJX Companies, Inc.	2,903,707

Shares	Common Stock (22.5%)	Value
Consumer Discretionary (3.1%) - continued
30,390	Toll Brothers, Inc.[l]	$907,445
25,758	Tower International, Inc.	620,768
30,112	Tuesday Morning Corporation[l]	180,070
1,070	Tupperware Brands Corporation	69,946
1,410	Ulta Salon Cosmetics & Fragrance, Inc.[l]	335,552
4,480	Under Armour, Inc., Class Ah,[l]	173,286
4,511	Under Armour, Inc., Class Cl	152,742
1,900	Vail Resorts, Inc.	298,072
12,180	Vera Bradley, Inc.[l]	184,527
6,540	VF Corporation	366,567
3,750	Visteon Corporation	268,725
7,550	Vitamin Shoppe, Inc.[l]	202,718
40,370	Walt Disney Company	3,748,758
2,000	Whirlpool Corporation	324,320
6,430	Wingstop, Inc.[h]	188,399
15,890	Yum! Brands, Inc.	1,442,971
6,940	Zoe’s Kitchen, Inc.[h,l]	153,999

	Total	143,622,815

Consumer Staples (1.0%)
6,454	AdvancePierre Foods Holdings, Inc.	177,872
1,600	Blue Buffalo Pet Products, Inc.[l]	38,016
15,480	Brown-Forman Corporation	734,371
17,400	Campbell Soup Company	951,780
4,489	Casey’s General Stores, Inc.	539,353
78,140	Coca-Cola Company	3,306,885
175,810	CVS Health Corporation	15,645,332
1,344	e.l.f. Beauty, Inc.[l]	37,793
21,470	Estee Lauder Companies, Inc.	1,901,383
53,810	Flowers Foods, Inc.[h]	813,607
6,950	General Mills, Inc.	443,966
16,950	Hain Celestial Group, Inc.[l]	603,081
4,600	Ingredion, Inc.	612,076
2,291	J & J Snack Foods Corporation	272,904
21,510	Kimberly-Clark Corporation	2,713,271
1,330	Lancaster Colony Corporation	175,680
2,550	Molson Coors Brewing Company	279,990
8,070	Monster Beverage Corporation[l]	1,184,757
8,960	PepsiCo, Inc.	974,579
44,808	Philip Morris International, Inc.	4,356,234
46,330	Pinnacle Foods, Inc.	2,324,376
13,980	Procter & Gamble Company	1,254,705
19,121	SpartanNash Company	552,979
7,670	United Natural Foods, Inc.[l]	307,107
980	Universal Corporation	57,056
43,970	Walgreens Boots Alliance, Inc.	3,544,862
30,630	WhiteWave Foods Company[l]	1,667,191

	Total	45,471,206

Energy (2.9%)
5,370	Anadarko Petroleum Corporation	340,243
55,672	Archrock, Inc.	728,190
21,899	Atwood Oceanics, Inc.[h]	190,302
189,394	Baker Hughes, Inc.	9,558,715
13,406	Bristow Group, Inc.	187,952
5,300	California Resources Corporationh,[l]	66,250
81,385	Callon Petroleum Company[l]	1,277,745
121,860	Canadian Natural Resources, Ltd.	3,904,394
169,230	Chevron Corporation	17,417,152
15,450	Cimarex Energy Company	2,076,017
4,081	Clayton Williams Energy, Inc.[h,l]	348,681
41,860	Clean Energy Fuels Corporation[l]	187,114
394,912	Cobalt International Energy, Inc.[l]	489,691
31,520	Concho Resources, Inc.[l]	4,329,272
60,250	ConocoPhillips	2,619,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Energy (2.9%) - continued
42,260	Continental Resources, Inc.[l]	$2,195,830
15,449	Contura Energy, Inc.[l]	644,996
17,330	Delek US Holdings, Inc.	299,636
101,790	Devon Energy Corporation	4,489,957
9,810	Diamond Offshore Drilling, Inc.	172,754
7,410	Diamondback Energy, Inc.[l]	715,361
50,954	Ensco plc	433,109
61,860	EOG Resources, Inc.	5,982,481
16,800	EP Energy Corporation[h,l]	73,584
140,445	EQT Corporation	10,199,116
56,230	Exxon Mobil Corporation	4,907,754
12,870	Frank’s International NV	167,310
11,340	Green Plains, Inc.	297,108
2,590	Gulfport Energy Corporation[l]	73,168
58,990	Halliburton Company	2,647,471
6,330	HollyFrontier Corporation	155,085
20,380	Hornbeck Offshore Services, Inc.[h,l]	112,090
7,040	Kinder Morgan, Inc.	162,835
695,333	Marathon Oil Corporation	10,993,215
141,210	Marathon Petroleum Corporation	5,731,714
3,670	Murphy Oil Corporation	111,568
132,140	Nabors Industries, Ltd.	1,606,822
3,230	Newfield Exploration Company[l]	140,376
3,100	Noble Energy, Inc.	110,794
29,309	Oasis Petroleum, Inc.[l]	336,174
3,850	Oceaneering International, Inc.	105,913
5,070	Oil States International, Inc.[l]	160,060
31,568	Parsley Energy, Inc.[l]	1,057,844
61,135	Patterson-UTI Energy, Inc.	1,367,590
910	PDC Energy, Inc.[l]	61,025
35,707	Pioneer Energy Services Corporation[l]	144,256
33,870	Pioneer Natural Resources Company	6,287,966
95,650	Rowan Companies plc	1,450,054
67,506	Royal Dutch Shell plc ADR	3,380,025
25,050	RPC, Inc.[h,l]	420,840
3,130	RSP Permian, Inc.[l]	121,381
88,328	Schlumberger, Ltd.	6,946,114
9,870	SemGroup Corporation	349,003
2,533	SM Energy Company	97,723
196,800	Suncor Energy, Inc. ADR	5,467,104
3,230	Superior Energy Services, Inc.	57,817
12,220	Teekay Corporation[h]	94,216
28,631	Teekay Tankers, Ltd.	72,436
16,430	Tesco Corporation	134,069
40,800	TETRA Technologies, Inc.[l]	249,288
10,680	U.S. Silica Holdings, Inc.	497,261
3,112	Vantage Drilling International[l]	245,848
857,620	Weatherford International plc[l]	4,819,824
411,830	WPX Energy, Inc.[l]	5,432,038

	Total	135,500,788

Financials (2.8%)
8,520	Affiliated Managers Group, Inc.[l]	1,232,844
8,410	Allied World Assurance Company Holdings AG	339,932
3,600	American Capital Mortgage Investment Corporation	61,884
2,980	American Financial Group, Inc.	223,500
49,360	American International Group, Inc.	2,929,022
13,875	Ameris Bancorp	484,931
6,250	AMERISAFE, Inc.	367,375
30,550	Anworth Mortgage Asset Corporation	150,306
7,748	Argo Group International Holdings, Ltd.	437,142
17,960	Aspen Insurance Holdings, Ltd.	836,756
4,860	Associated Banc-Corp	95,207

Shares	Common Stock (22.5%)	Value
Financials (2.8%) - continued
36,890	Assured Guaranty, Ltd.	$1,023,697
21,740	BancorpSouth, Inc.	504,368
466,570	Bank of America Corporation	7,301,821
20,800	Bank of New York Mellon Corporation	829,504
6,200	Bank of the Ozarks, Inc.	238,080
6,120	BankFinancial Corporation	77,724
53,200	BB&T Corporation	2,006,704
23,590	Beneficial Bancorp, Inc.	347,009
152,980	Blackstone Group, LP	3,905,579
60,210	Boston Private Financial Holdings, Inc.	772,494
25,150	Brookline Bancorp, Inc.	306,578
18,260	Brown & Brown, Inc.	688,585
47,430	Capital One Financial Corporation	3,406,897
71,700	Capstead Mortgage Corporation	676,131
7,970	Cathay General Bancorp	245,317
18,950	Central Pacific Financial Corporation	477,351
10,490	Charles Schwab Corporation	331,169
8,994	Chemical Financial Corporation	396,905
27,800	Chubb, Ltd.	3,493,070
222,590	Citigroup, Inc.	10,512,926
7,340	Clifton Bancorp, Inc.	112,229
48,685	CoBiz Financial, Inc.	647,997
12,719	Columbia Banking System, Inc.	416,166
89,090	Comerica, Inc.	4,215,739
85,580	E*TRADE Financial Corporation[l]	2,492,090
42,548	East West Bancorp, Inc.	1,561,937
1,550	Eaton Vance Corporation	60,528
14,459	Employers Holdings, Inc.	431,312
4,890	Endurance Specialty Holdings, Ltd.	320,050
8,190	Enova International, Inc.[l]	79,279
7,600	Essent Group, Ltd.[l]	202,236
3,800	Evercore Partners, Inc.	195,738
13,090	F.N.B. Corporation	161,007
12,270	Federated Investors, Inc.	363,560
256,370	Fifth Third Bancorp	5,245,330
5,270	First American Financial Corporation	207,006
37,910	First Commonwealth Financial Corporation	382,512
9,010	First Financial Bancorp	196,778
3,920	First Financial Corporation	159,466
9,180	First Horizon National Corporation	139,811
3,130	First Merchants Corporation	83,728
59,170	First Midwest Bancorp, Inc.	1,145,531
4,780	First NBC Bank Holding Company[l]	45,123
26,400	First Republic Bank	2,035,704
3,660	Franklin Resources, Inc.	130,186
41,710	Genworth Financial, Inc.[l]	206,882
10,965	Glacier Bancorp, Inc.	312,722
44,830	Goldman Sachs Group, Inc.	7,229,734
35,450	Great Western Bancorp, Inc.	1,181,194
25,130	Green Bancorp, Inc.[l]	274,671
10,520	Greenhill & Company, Inc.	247,956
14,930	Hancock Holding Company	484,180
35,470	Hanmi Financial Corporation	934,280
7,620	Hanover Insurance Group, Inc.	574,700
6,360	Hartford Financial Services Group, Inc.	272,335
27,936	Home BancShares, Inc.	581,348
2,360	HomeStreet, Inc.[l]	59,142
3,380	Hometrust Bancshares, Inc.[l]	62,530
33,368	Hope Bancorp, Inc.	579,602
12,090	Horace Mann Educators Corporation	443,098
11,021	Houlihan Lokey, Inc.	276,076
77,350	Huntington Bancshares, Inc.	762,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Financials (2.8%) - continued
1,334	Infinity Property & Casualty Corporation	$110,228
18,780	Intercontinental Exchange, Inc.	5,058,581
136,570	Invesco, Ltd.	4,270,544
34,710	Investors Bancorp, Inc.	416,867
43,045	Janus Capital Group, Inc.	603,060
152,130	KeyCorp	1,851,422
5,948	Kinsale Capital Group, Inc.	130,856
1,930	Lazard, Ltd.	70,175
3,848	Lincoln National Corporation	180,779
6,160	LPL Financial Holdings, Inc.[h]	184,246
7,560	M&T Bank Corporation	877,716
230	Markel Corporation[l]	213,617
119,350	MetLife, Inc.	5,302,720
155,210	Morgan Stanley	4,976,033
9,890	National Bank Holdings Corporation	231,129
1,220	Navigators Group, Inc.	118,242
8,130	NMI Holdings, Inc.[l]	61,951
1,060	Northern Trust Corporation	72,069
15,790	NorthStar Realty Europe Corporation	172,901
9,980	PacWest Bancorp	428,242
1,340	Piper Jaffray Companies[l]	64,722
11,170	Primerica, Inc.[h]	592,345
9,470	Principal Financial Group, Inc.	487,800
1,180	Prosperity Bancshares, Inc.	64,770
18,490	Provident Financial Services, Inc.	392,543
23,913	Raymond James Financial, Inc.	1,391,976
4,160	Redwood Trust, Inc.	58,906
8,891	Renasant Corporation	299,004
1,126	Safety Insurance Group, Inc.	75,690
13,575	Sandy Spring Bancorp, Inc.	415,124
2,690	SEI Investments Company	122,691
119,450	SLM Corporationl	892,291
11,700	Stewart Information Services Corporation	520,065
17,731	Stifel Financial Corporation[l]	681,757
15,160	SunTrust Banks, Inc.	664,008
13,655	SVB Financial Group[l]	1,509,424
168,000	Synchrony Financial	4,704,000
18,010	Synovus Financial Corporation	585,865
53,680	TCF Financial Corporation	778,897
37,180	TD Ameritrade Holding Corporation	1,310,223
3,360	Territorial Bancorp, Inc.	96,298
8,000	TriCo Bancshares	214,160
54,680	TrustCo Bank Corporation	387,681
3,080	Trustmark Corporation	84,885
2,790	Union Bankshares Corporation	74,688
1,570	United Bankshares, Inc.	59,142
19,590	United Community Banks, Inc.	411,782
23,230	United Financial Bancorp, Inc.	321,503
3,750	Unum Group	132,412
3,780	Virtu Financial, Inc.	56,587
4,330	Voya Financial, Inc.	124,791
3,200	Western Alliance Bancorp[l]	120,128
4,068	Wintrust Financial Corporation	226,059
12,930	WisdomTree Investments, Inc.[h]	133,050
4,496	WSFS Financial Corporation	164,059
189,644	Zions Bancorporation	5,882,757

	Total	129,648,433

Health Care (2.9%)
151,381	Abbott Laboratories	6,401,902
3,710	ABIOMED, Inc.[l]	477,032
6,990	Acadia Healthcare Company, Inc.[l]	346,354
1,690	Acceleron Pharma, Inc.[l]	61,161
2,490	Aceto Corporation	47,285

Shares	Common Stock (22.5%)	Value
Health Care (2.9%) - continued
9,530	Advaxis, Inc.[h,l]	$101,876
3,510	Aerie Pharmaceuticals, Inc.[l]	132,467
12,040	Aetna, Inc.	1,390,018
15,760	Akorn, Inc.[l]	429,618
56,160	Alexion Pharmaceuticals, Inc.[l]	6,881,846
3,850	Align Technology, Inc.[l]	360,937
40,250	Allergan plc[l]	9,269,977
26,150	Amgen, Inc.	4,362,082
6,897	Analogic Corporation	611,074
31,298	Asterias Biotherapeutics, Inc.[h,l]	132,704
822	Atrion Corporation	350,665
2,320	Biogen, Inc.[l]	726,230
8,800	BioMarin Pharmaceutical, Inc.[l]	814,176
6,970	Boston Scientific Corporation[l]	165,886
5,850	Bristol-Myers Squibb Company	315,432
3,422	C.R. Bard, Inc.	767,486
7,490	Cardiovascular Systems, Inc.[l]	177,813
7,040	Catalent, Inc.[l]	181,914
86,270	Celgene Corporation[l]	9,017,803
12,180	Centene Corporation[l]	815,573
780	Charles River Laboratories International, Inc.[l]	65,005
1,820	Chemed Corporation	256,747
4,260	CONMED Corporation	170,656
17,770	Cooper Companies, Inc.	3,185,450
4,370	Cross Country Healthcare, Inc.[l]	51,479
37,620	Dentsply Sirona, Inc.	2,235,757
10,280	Depomed, Inc.h,[l]	256,897
5,370	Dexcom, Inc.[l]	470,734
28,750	Edwards Lifesciences Corporation[l]	3,466,100
2,060	Emergent Biosolutions, Inc.[l]	64,952
22,378	Ensign Group, Inc.	450,469
28,650	Envision Healthcare Holdings, Inc.[l]	638,036
69,810	Express Scripts Holding Company[l]	4,923,699
143,405	Gilead Sciences, Inc.	11,346,204
3,900	Global Blood Therapeutics, Inc.[l]	89,895
4,080	Globus Medical, Inc.[l]	92,086
1,770	Halyard Health, Inc.[l]	61,348
11,710	HCA Holdings, Inc.[l]	885,627
3,044	HealthEquity, Inc.[l]	115,215
7,730	Healthways, Inc.[l]	204,536
3,510	Heska Corporation[l]	191,049
6,800	Hill-Rom Holdings, Inc.	421,464
33,130	Hologic, Inc.[l]	1,286,438
3,880	ICU Medical, Inc.[l]	490,354
2,560	Impax Laboratories, Inc.[l]	60,672
6,135	Inogen, Inc.[l]	367,487
11,400	Intersect ENT, Inc.[l]	180,576
1,590	Intra-Cellular Therapies, Inc.[l]	24,232
5,600	Ironwood Pharmaceuticals, Inc.[l]	88,928
28,510	Kindred Healthcare, Inc.	291,372
11,150	Magellan Health Services, Inc.[l]	599,089
80,529	Medtronic plc	6,957,706
195,610	Merck & Company, Inc.	12,208,020
2,160	Mettler-Toledo International, Inc.[l]	906,833
17,740	Mylan NVl	676,249
6,193	National Healthcare Corporation	408,676
1,820	Natural Health Trends Corporation[h]	51,433
1,270	Neogen Corporation[l]	71,044
6,580	Neurocrine Biosciences, Inc.[l]	333,211
4,706	Nevro Corporation[h,l]	491,259
15,545	NuVasive, Inc.[l]	1,036,230
13,640	Omnicell, Inc.[l]	522,412
47,390	OraSure Technologies, Inc.[l]	377,698
5,930	Orthofix International NVl	253,626
18,200	PDL BioPharma, Inc.	60,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Health Care (2.9%) - continued
7,780	PerkinElmer, Inc.	$436,536
7,660	Perrigo Company plc	707,248
278,790	Pfizer, Inc.	9,442,617
11,960	PharMerica Corporation[l]	335,717
1,000	Prothena Corporation plc[l]	59,970
2,090	Puma Biotechnology, Inc.[h,l]	140,135
1,840	ResMed, Inc.	119,214
81,560	Roche Holding AG ADR	2,525,913
16,160	Team Health Holdings, Inc.[l]	526,170
11,150	Teleflex, Inc.	1,873,757
10,960	Triple-S Management Corporation[l]	240,353
46,818	UnitedHealth Group, Inc.	6,554,520
13,370	Universal Health Services, Inc.	1,647,451
3,840	VCA Antech, Inc.[l]	268,723
7,950	Veeva Systems, Inc.[l]	328,176
63,431	Vertex Pharmaceuticals, Inc.[l]	5,531,818
2,250	Waters Corporation[l]	356,602
830	Wellcare Health Plans, Inc.[l]	97,185
7,450	West Pharmaceutical Services, Inc.	555,025
14,800	Wright Medical Group NVl	363,044
10,410	Ziopharm Oncology, Inc.[h,l]	58,608
13,750	Zoetis, Inc.	715,138

	Total	134,611,151

Industrials (2.4%)
21,802	3M Company	3,842,166
11,210	ABM Industries, Inc.	445,037
15,504	Aegion Corporation[l]	295,661
4,130	Aerovironment, Inc.[l]	100,813
6,300	AGCO Corporation	310,716
2,210	Allison Transmission Holdings, Inc.	63,383
25,760	Ardmore Shipping Corporation	181,350
6,543	Astec Industries, Inc.	391,729
8,050	AZZ, Inc.	525,423
15,590	B/E Aerospace, Inc.	805,379
16,050	Barnes Group, Inc.	650,828
24,670	Boeing Company	3,250,026
2,870	Brady Corporation	99,331
59,350	BWX Technologies, Inc.	2,277,260
18,900	Carlisle Companies, Inc.	1,938,573
9,730	Caterpillar, Inc.	863,732
4,920	CBIZ, Inc.[l]	55,055
4,600	CEB, Inc.	250,562
6,782	CIRCOR International, Inc.	403,936
8,487	CLARCOR, Inc.	551,655
11,890	Colfax Corporation[l]	373,703
14,705	Comfort Systems USA, Inc.	431,004
11,860	Commercial Vehicle Group, Inc.[l]	68,551
19,170	Copart, Inc.[l]	1,026,745
2,220	Crane Company	139,882
118,080	CSX Corporation	3,601,440
47,860	Cummins, Inc.	6,133,259
4,630	Curtiss-Wright Corporation	421,839
125,100	Delta Air Lines, Inc.	4,923,936
930	Deluxe Corporation	62,143
22,100	Donaldson Company, Inc.	824,993
15,135	EMCOR Group, Inc.	902,349
13,440	EnerSys	929,914
3,155	Equifax, Inc.	424,600
10,068	ESCO Technologies, Inc.	467,357
2,560	Expeditors International of Washington, Inc.	131,891
22,126	Federal Signal Corporation	293,391
1,220	Flowserve Corporation	58,853
4,095	Fortive Corporation	208,436

Shares	Common Stock (22.5%)	Value
Industrials (2.4%) - continued
26,550	Fortune Brands Home and Security, Inc.	$1,542,555
9,365	Franklin Electric Company, Inc.	381,249
7,320	GasLog, Ltd.	106,506
14,120	Gener8 Maritime, Inc.[l]	72,294
19,490	General Dynamics Corporation	3,024,068
2,910	Genesee & Wyoming, Inc.[l]	200,644
13,068	Gibraltar Industries, Inc.[l]	485,476
16,677	Granite Construction, Inc.	829,514
2,450	Greenbrier Companies, Inc.	86,485
2,500	H&E Equipment Services, Inc.	41,900
4,210	Hackett Group, Inc.	69,549
34,730	Harsco Corporation	344,869
1,710	HD Supply Holdings, Inc.[l]	54,686
6,440	Healthcare Services Group, Inc.	254,895
6,476	Heico Corporation	448,139
7,600	Herman Miller, Inc.	217,360
10,670	Hexcel Corporation	472,681
872	HNI Corporation	34,706
42,764	Honeywell International, Inc.	4,985,855
3,340	Hub Group, Inc.[l]	136,138
11,580	Hubbell, Inc.	1,247,629
3,850	Huntington Ingalls Industries, Inc.	590,667
4,634	Huron Consulting Group, Inc.[l]	276,928
2,920	ICF International, Inc.[l]	129,414
87,170	Ingersoll-Rand plc	5,922,330
6,710	Insperity, Inc.	487,414
2,190	Insteel Industries, Inc.	79,366
3,020	Interface, Inc.	50,404
4,150	ITT Corporation	148,736
6,700	JB Hunt Transport Services, Inc.	543,638
10,295	Johnson Controls International plc	479,026
1,930	Kansas City Southern	180,108
49,470	Kennametal, Inc.	1,435,619
14,758	Kforce, Inc.	302,391
6,550	Kirby Corporation[l]	407,148
8,840	Knight Transportation, Inc.	253,620
32,690	Korn/Ferry International	686,490
30,599	Lincoln Electric Holdings, Inc.	1,916,109
2,250	Lindsay Corporation[h]	166,455
6,780	Manpower, Inc.	489,923
16,700	Masco Corporation	572,977
34,050	Meritor, Inc.[l]	378,976
3,390	Middleby Corporation[l]	419,072
11,600	Moog, Inc.[l]	690,664
7,675	MSA Safety, Inc.	445,457
4,600	MSC Industrial Direct Company, Inc.	337,686
1,930	Mueller Industries, Inc.	62,571
12,110	MYR Group, Inc.[l]	364,511
22,788	Navigant Consulting, Inc.[l]	460,773
8,250	NCI Building Systems, Inc.[l]	120,367
8,440	Nielsen Holdings plc	452,131
5,082	Nordson Corporation	506,320
35,735	Norfolk Southern Corporation	3,468,439
1,000	Northrop Grumman Corporation	213,950
5,740	Old Dominion Freight Line, Inc.[l]	393,821
8,220	On Assignment, Inc.[l]	298,304
24,047	Oshkosh Corporation	1,346,632
990	Parker Hannifin Corporation	124,275
4,800	Pentair, Ltd.	308,352
11,210	PGT, Inc.[l]	119,611
6,120	Proto Labs, Inc.[l]	366,649
4,510	Quanex Building Products Corporation	77,843
19,430	Raven Industries, Inc.	447,473
6,800	Raytheon Company	925,684

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Industrials (2.4%) - continued
830	RBC Bearings, Inc.[l]	$63,478
12,700	Resources Connection, Inc.	189,738
2,730	Rexnord Corporation[l]	58,449
16,330	Rockwell Automation, Inc.	1,997,812
10,290	Rockwell Collins, Inc.	867,859
2,170	Rollins, Inc.	63,538
4,830	Roper Industries, Inc.	881,330
1,730	Ryder System, Inc.	114,093
9,930	Saia, Inc.[l]	297,503
56,500	Southwest Airlines Company	2,197,285
10,020	SPX FLOW, Inc.[l]	309,818
1,040	Stanley Black & Decker, Inc.	127,899
2,250	TASER International, Inc.[l]	64,373
8,190	Tennant Company	530,712
4,580	Tetra Tech, Inc.	162,453
6,019	Textron, Inc.	239,255
1,640	Toro Company	76,818
16,730	TransUnion[l]	577,185
1,980	TrueBlue, Inc.[l]	44,867
1,480	UniFirst Corporation	195,153
106,312	Union Pacific Corporation	10,368,609
7,500	United Continental Holdings, Inc.[l]	393,525
56,400	United Parcel Service, Inc.	6,167,904
7,200	United Rentals, Inc.[l]	565,128
3,849	Universal Forest Products, Inc.	379,088
10,553	Universal Truckload Services, Inc.	141,621
5,200	WABCO Holdings, Inc.[l]	590,356
4,200	WageWorks, Inc.[l]	255,822
21,623	Waste Connections, Inc.	1,615,238
800	Watsco, Inc.	112,720
15,080	Xylem, Inc.	790,946
7,030	YRC Worldwide, Inc.[l]	86,610

	Total	111,739,608

Information Technology (5.2%)
1,638	Advanced Energy Industries, Inc.[l]	77,510
54,120	Agilent Technologies, Inc.	2,548,511
23,845	Akamai Technologies, Inc.[l]	1,263,547
3,650	Alliance Data Systems Corporation[l]	783,035
19,289	Alphabet, Inc., Class Al	15,509,513
18,541	Alphabet, Inc., Class Cl	14,411,734
3,520	Ambarella, Inc.[h,l]	259,107
15,450	Amkor Technology, Inc.[l]	150,174
27,910	Amphenol Corporation	1,811,917
27,340	Analog Devices, Inc.	1,762,063
2,030	ANSYS, Inc.[l]	187,998
129,304	Apple, Inc.	14,617,817
26,055	Applied Materials, Inc.	785,558
12,851	Arista Networks, Inc.[h,l]	1,093,363
8,520	Aspen Technology, Inc.[l]	398,651
6,620	AVX Corporation	91,290
7,640	Bankrate, Inc.[l]	64,787
1,230	Belden, Inc.	84,858
25,100	Blackhawk Network Holdings, Inc.[l]	757,267
42,580	Booz Allen Hamilton Holding Corporation	1,345,954
1,500	Broadcom, Ltd.	258,780
1,550	Broadridge Financial Solutions, Inc.	105,075
28,630	Brocade Communications Systems, Inc.	264,255
31,507	Brooks Automation, Inc.	428,810
13,330	CA, Inc.	440,956
7,092	Cabot Microelectronics Corporation	375,238
5,834	CACI International, Inc.[l]	588,651
4,700	Cavium, Inc.[l]	273,540
6,000	CDK Global, Inc.	344,160

Shares	Common Stock (22.5%)	Value
Information Technology (5.2%) - continued
24,780	Ciena Corporation[l]	$540,204
600	Cirrus Logic, Inc.[l]	31,890
585,280	Cisco Systems, Inc.	18,565,082
11,180	Cognex Corporation	590,975
32,100	Cognizant Technology Solutions Corporation[l]	1,531,491
3,400	Coherent, Inc.[l]	375,836
28,180	CommVault Systems, Inc.[l]	1,497,203
10,740	Comtech Telecommunications Corporation	137,579
14,100	Convergys Corporation	428,922
26,840	CoreLogic, Inc.[l]	1,052,665
19,261	Criteo SA ADR[h,l]	676,254
3,380	CTS Corporation	62,868
13,230	Dell Technologies, Inc.[l]	632,394
11,370	DST Systems, Inc.	1,340,750
9,030	EarthLink Holdings Corporation	55,986
32,400	eBay, Inc.[l]	1,065,960
20,170	Entegris, Inc.[l]	351,361
7,790	Envestnet, Inc.[l]	283,946
7,130	EVERTEC, Inc.	119,641
7,470	ExlService Holdings, Inc.[l]	372,305
3,770	F5 Networks, Inc.[l]	469,893
9,693	Fabrinet[l]	432,211
163,400	Facebook, Inc.[l]	20,959,318
9,330	Finisar Corporation[l]	278,034
3,980	Fitbit, Inc.[h,l]	59,063
42,760	FLIR Systems, Inc.	1,343,519
24,860	Fortinet, Inc.[l]	918,080
4,220	Genpact, Ltd.[l]	101,069
18,533	Guidewire Software, Inc.[l]	1,111,609
16,460	HP, Inc.	255,624
3,820	IAC/InterActiveCorporation	238,635
112,760	Intel Corporation	4,256,690
27,915	Ixial	348,938
17,507	Juniper Networks, Inc.	421,218
2,120	Keysight Technologies, Inc.[l]	67,183
9,300	Knowles Corporation[l]	130,665
11,700	Lam Research Corporation	1,108,107
6,500	Liberty Tripadvisor Holdings, Inc.[l]	142,025
11,770	Lionbridge Technologies, Inc.[l]	58,850
2,641	Littelfuse, Inc.	340,187
7,820	M/A-COM Technology Solutions Holdings, Inc.[l]	331,099
2,500	Manhattan Associates, Inc.[l]	144,050
11,510	Marvell Technology Group, Ltd.	152,738
70,710	MasterCard, Inc.	7,196,157
27,525	Maxim Integrated Products, Inc.	1,099,073
2,460	MAXIMUS, Inc.	139,138
13,063	Methode Electronics, Inc.	456,813
24,190	Microsemi Corporation[l]	1,015,496
417,340	Microsoft Corporation	24,038,784
3,350	Mobileye NVl	142,610
16,720	Monolithic Power Systems, Inc.	1,345,960
2,619	Nanometrics, Inc.[l]	58,508
17,460	National Instruments Corporation	495,864
8,620	Nice, Ltd. ADR	577,023
93,821	NVIDIA Corporation	6,428,615
12,470	NXP Semiconductors NVl	1,272,065
18,329	Oclaro, Inc.[l]	156,713
14,900	ON Semiconductor Corporation[l]	183,568
264,790	Oracle Corporation	10,400,951
2,420	OSI Systems, Inc.[l]	158,220
3,010	Palo Alto Networks, Inc.[l]	479,583
37,530	Pandora Media, Inc.[h,l]	537,805
6,300	Paylocity Holding Corporation[h,l]	280,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Information Technology (5.2%) - continued
218,570	PayPal Holdings, Inc.[l]	$8,954,813
14,717	Pegasystems, Inc.	434,004
13,500	Progress Software Corporation[l]	367,200
8,500	Proofpoint, Inc.[l]	636,225
10,470	PTC, Inc.[l]	463,926
8,773	Q2 Holdings, Inc.[l]	251,434
1,220	Qorvo, Inc.[l]	68,003
30,520	QUALCOMM, Inc.	2,090,620
2,000	Qualys, Inc.[l]	76,380
13,090	RealPage, Inc.[l]	336,413
9,150	Red Hat, Inc.[l]	739,594
179,280	Salesforce.com, Inc.[l]	12,788,042
2,360	ScanSource, Inc.[l]	86,140
7,290	ServiceNow, Inc.[l]	577,004
15,300	ShoreTel, Inc.[l]	122,400
1,690	Splunk, Inc.[l]	99,169
5,300	SS&C Technologies Holdings, Inc.	170,395
2,960	Stratasys, Ltd.[l]	71,306
21,510	Synopsys, Inc.[l]	1,276,618
42,183	Teradyne, Inc.	910,309
2,910	Tessera Technologies, Inc.	111,860
111,230	Texas Instruments, Inc.	7,806,121
8,860	Trimble Navigation, Ltd.[l]	253,042
3,380	Tyler Technologies, Inc.[l]	578,757
5,840	Ultimate Software Group, Inc.[l]	1,193,638
25,952	Virtusa Corporation[l]	640,495
165,330	Visa, Inc.	13,672,791
130,040	Xilinx, Inc.	7,066,374

	Total	242,772,353

Materials (1.0%)
12,530	Agnico Eagle Mines, Ltd.	678,875
9,280	Air Products and Chemicals, Inc.	1,395,155
65,640	Alcoa, Inc.	665,590
7,460	American Vanguard Corporation	119,808
7,530	Avery Dennison Corporation	585,759
5,006	Balchem Corporation	388,115
10,480	Ball Corporation	858,836
69,870	Barrick Gold Corporation	1,238,096
9,820	Boise Cascade Company[l]	249,428
7,180	Cabot Corporation	376,304
1,610	Caesarstone Sdot-Yam, Ltd.[l]	60,713
4,600	Carpenter Technology Corporation	189,796
23,230	Celanese Corporation	1,546,189
9,957	Chemtura Corporation[l]	326,689
5,453	Clearwater Paper Corporation[l]	352,646
4,460	Continental Building Products, Inc.[l]	93,615
23,230	Crown Holdings, Inc.[l]	1,326,201
68,250	Dow Chemical Company	3,537,398
2,550	Eagle Materials, Inc.	197,115
54,936	Eastman Chemical Company	3,718,068
19,180	Ecolab, Inc.	2,334,590
48,530	Eldorado Gold Corporation[l]	190,723
9,550	Ferro Corporation[l]	131,885
19,660	Ferroglobe plc	177,530
22,260	FMC Corporation	1,076,048
54,990	Freeport-McMoRan, Inc.	597,191
47,580	Goldcorp, Inc.	786,022
4,620	Graphic Packaging Holding Company	64,634
3,187	Ingevity Corporation[l]	146,921
1,800	Innophos Holdings, Inc.	70,254
4,338	Innospec, Inc.	263,794
37,430	International Paper Company	1,795,891
16,330	KapStone Paper and Packaging Corporation	308,964
83,750	Kinross Gold Corporation[l]	352,588

Shares	Common Stock (22.5%)	Value
Materials (1.0%) - continued
2,620	Koppers Holdings, Inc.[l]	$84,312
3,250	Martin Marietta Materials, Inc.	582,108
6,210	Materion Corporation	190,709
5,400	Methanex Corporation	192,672
3,476	Minerals Technologies, Inc.	245,718
119,470	Mosaic Company	2,922,236
20,664	Myers Industries, Inc.	268,425
39,420	Newmont Mining Corporation	1,548,812
34,800	Nucor Corporation	1,720,860
2,150	Nutanix, Inc.[l]	79,550
9,880	OMNOVA Solutions, Inc.[l]	83,387
34,020	Owens-Illinois, Inc.[l]	625,628
32,693	Packaging Corporation of America	2,656,633
3,740	PolyOne Corporation	126,449
1,230	Quaker Chemical Corporation	130,294
7,090	Rayonier Advanced Materials, Inc.	94,793
3,930	Reliance Steel & Aluminum Company	283,078
4,510	Royal Gold, Inc.	349,209
2,970	RPM International, Inc.	159,548
5,450	Schnitzer Steel Industries, Inc.	113,905
1,560	Schweitzer-Mauduit International, Inc.	60,154
6,297	Scotts Miracle-Gro Company	524,351
13,870	Sealed Air Corporation	635,523
2,830	Sensient Technologies Corporation	214,514
21,270	Silver Wheaton Corporation	574,928
13,730	Sonoco Products Company	725,356
37,271	Steel Dynamics, Inc.	931,402
5,110	Stillwater Mining Company[l]	68,270
37,150	Teck Resources, Ltd.	669,815
19,583	Verso Corporation[l]	126,310
6,840	Vulcan Materials Company	777,913
19,122	Westrock Company	927,035
70,330	Yamana Gold, Inc.	303,122

	Total	45,198,450

Real Estate (0.4%)
6,820	American Assets Trust, Inc.	295,852
8,970	American Campus Communities, Inc.	456,304
19,840	Bluerock Residential Growth REIT, Inc.[h]	257,920
5,569	Brixmor Property Group, Inc.	154,763
4,000	Camden Property Trust	334,960
46,820	CBL & Associates Properties, Inc.	568,395
12,680	CBRE Group, Inc.[l]	354,786
52,477	Cedar Realty Trust, Inc.	377,834
19,490	Chatham Lodging Trust	375,183
4,820	City Office REIT, Inc.	61,359
49,180	Corporate Office Properties Trust	1,394,253
15,020	Corrections Corporation of America	208,327
300	CyrusOne, Inc.	14,271
106,250	DDR Corporation	1,851,938
3,700	Digital Realty Trust, Inc.	359,344
12,950	Duke Realty Corporation	353,923
15,080	DuPont Fabros Technology, Inc.	622,050
870	EastGroup Properties, Inc.	63,997
17,042	First Potomac Realty Trust	155,934
16,000	Franklin Street Properties Corporation	201,600
12,150	General Growth Properties, Inc.	335,340
2,500	Hersha Hospitality Trust	45,050
32,230	HFF, Inc.	892,449
6,290	Hospitality Properties Trust	186,939
47,748	Host Hotels & Resorts, Inc.	743,436
7,890	Hudson Pacific Properties, Inc.	259,344
9,240	InfraREIT, Inc.	167,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (22.5%)	Value
Real Estate (0.4%) - continued
2,520	Jones Lang LaSalle, Inc.	$286,751
32,070	LaSalle Hotel Properties	765,511
19,030	Liberty Property Trust	767,861
3,610	Life Storage, Inc.	321,073
1,800	Mid-America Apartment Communities, Inc.	169,182
2,360	Outfront Media, Inc.	55,814
10,650	Parkway Properties, Inc.	181,157
8,253	Pebblebrook Hotel Trust	219,530
9,430	Physicians Realty Trust	203,122
2,506	Potlatch Corporation	97,458
8,830	RE/MAX Holdings, Inc.	386,577
18,860	Retail Properties of America, Inc.	316,848
9,810	Silver Bay Realty Trust Corporation REIT	171,969
32,758	Summit Hotel Properties, Inc.	431,095
15,502	Terreno Realty Corporation	426,460
7,520	Tier REIT, Inc.	116,109
4,860	Urstadt Biddle Properties, Inc.	107,989

	Total	16,117,671

Telecommunications Services (0.2%)
25,460	AT&T, Inc.	1,033,931
940	ATN International, Inc.	61,138
27,160	Cincinnati Bell, Inc.[l]	110,813
4,450	FairPoint Communications, Inc.[l]	66,883
5,930	General Communication, Inc.[l]	81,537
11,090	Inteliquent, Inc.	178,993
9,170	Level 3 Communications, Inc.[l]	425,305
11,100	SBA Communications Corporation[l]	1,244,976
117,749	Verizon Communications, Inc.	6,120,593
35,450	Vonage Holdings Corporation[l]	234,324

	Total	9,558,493

Utilities (0.6%)
13,940	Alliant Energy Corporation	534,041
3,280	American Electric Power Company, Inc.	210,609
10,690	American States Water Company	428,135
16,360	Aqua America, Inc.	498,653
5,630	Artesian Resources Corporation	160,680
24,120	Avista Corporation	1,007,975
4,790	Consolidated Water Company, Ltd.	55,660
9,400	DTE Energy Company	880,498
24,680	Edison International, Inc.	1,783,130
44,630	Eversource Energy	2,418,053
20,370	Exelon Corporation	678,117
14,270	Great Plains Energy, Inc.	389,428
35,240	MDU Resources Group, Inc.	896,506
2,400	Middlesex Water Company	84,576
10,440	NiSource, Inc.	251,708
168,280	PG&E Corporation	10,293,688
24,390	Portland General Electric Company	1,038,770
10,750	Public Service Enterprise Group, Inc.	450,102
6,820	Renewable Energy Group, Inc.[l]	57,765
28,050	Southern Company	1,438,965
2,290	Southwest Gas Corporation	159,979
7,081	Spire, Inc.	451,343
1,426	Unitil Corporation	55,700
36,060	Vectren Corporation	1,810,212
5,820	WEC Energy Group, Inc.	348,502

	Total	26,382,795

	Total Common Stock (cost $912,785,843)	1,040,623,763

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
11,476	Alpha Natural Resources, Inc.[l]	$67,479
11,476	ANR Holdings, Inc.[l]	17,558

	Total	85,037

	Total Preferred Stock (cost $43,842)	85,037

Shares	Collateral Held for Securities Loaned (0.6%)	Value
28,663,051	Thrivent Cash Management Trust	28,663,051

	Total Collateral Held for Securities Loaned (cost $28,663,051)	28,663,051

Shares or Principal Amount	Short-Term Investments (21.1%)[m]	Value
	Federal Home Loan Bank Discount Notes
7,200,000	0.370%, 10/12/2016[n]	7,199,654
3,500,000	0.370%, 10/14/2016[n]	3,499,797
3,200,000	0.375%, 10/21/2016[n]	3,199,696
200,000	0.260%, 10/25/2016[n]	199,977
4,200,000	0.355%, 10/28/2016[n]	4,199,446
1,700,000	0.300%, 11/2/2016[n]	1,699,689
200,000	0.300%, 11/23/2016[n]	199,938
100,000	0.350%, 12/7/2016[n]	99,953
	Thrivent Core Short-Term Reserve Fund
95,618,365	0.750%	956,183,648

	Total Short-Term Investments (cost $976,479,940)	976,481,798

	Total Investments (cost $5,056,335,290) 114.5%	$5,299,176,361

	Other Assets and Liabilities, Net (14.5%)	(671,815,438)

	Total Net Assets 100.0%	$4,627,360,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $177,886,944 or 3.8% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	At September 30, 2016, $120,130 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of September 30, 2016 was $70,568,847 or 1.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,588
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,416,220
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	2,800,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	324,278
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
Digicel, Ltd., 4/15/2021	8/18/2014	2,496,297
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	743,755
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	2,294,798
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	3,371,516
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	791,114
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Marlette Funding Trust, 1/17/2023	7/20/2016	1,489,516
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,297
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,715,934
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,236,865
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	3,624,516
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	768,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	10/17/2016	$2,481,250
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	666,822
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	3,413,231
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of September 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$12,500,150
Common Stock	15,431,536

Total lending	$27,931,686
Gross amount payable upon return of collateral for securities loaned	$28,663,051

Net amounts due to counterparty	$731,365

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$282,486,430
Gross unrealized depreciation	(39,645,359)

Net unrealized appreciation (depreciation)	$242,841,071

Cost for federal income tax purposes	$5,056,335,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,358,247	–	7,358,247	–
Capital Goods	6,664,020	–	3,707,083	2,956,937
Communications Services	38,363,972	–	37,970,388	393,584
Consumer Cyclical	20,000,720	–	20,000,720	–
Consumer Non-Cyclical	17,317,255	–	16,240,420	1,076,835
Energy	9,220,622	–	5,846,539	3,374,083
Financials	6,908,363	–	6,908,363	–
Technology	10,657,953	–	10,657,953	–
Transportation	3,374,551	–	3,374,551	–
Utilities	1,147,562	–	1,147,562	–
Long-Term Fixed Income
Asset-Backed Securities	79,516,269	–	77,116,269	2,400,000
Basic Materials	10,782,757	–	10,782,757	–
Capital Goods	39,163,617	–	39,163,617	–
Collateralized Mortgage Obligations	73,716,134	–	73,716,134	–
Commercial Mortgage-Backed Securities	37,312,263	–	37,312,263	–
Communications Services	87,382,002	–	87,382,002	–
Consumer Cyclical	64,121,096	–	64,121,096	–
Consumer Non-Cyclical	90,366,231	–	90,366,231	–
Energy	52,907,725	–	52,907,725	–
Financials	158,770,502	–	158,770,502	–
Foreign Government	4,700,433	–	4,700,433	–
Mortgage-Backed Securities	652,113,744	–	652,113,744	–
Technology	41,102,990	–	41,102,990	–
Transportation	13,842,365	–	13,842,365	–
U.S. Government and Agencies	480,980,173	–	480,980,173	–
Utilities	50,877,820	–	50,877,820	–
Registered Investment Companies
Affiliated Fixed Income Holdings	708,940,538	708,940,538	–	–
Affiliated Equity Holdings	426,855,868	426,855,868	–	–
Fixed Income Funds/ETFs	46,783,656	46,783,656	–	–
Equity Funds/ETFs	12,073,264	12,073,264	–	–
Common Stock
Consumer Discretionary	143,622,815	143,622,815	–	–
Consumer Staples	45,471,206	45,471,206	–	–
Energy	135,500,788	135,500,788	–	–
Financials	129,648,433	129,648,433	–	–
Health Care	134,611,151	134,611,151	–	–
Industrials	111,739,608	111,739,608	–	–
Information Technology	242,772,353	242,772,353	–	–
Materials	45,198,450	45,198,450	–	–
Real Estate	16,117,671	16,117,671	–	–
Telecommunications Services	9,558,493	9,558,493	–	–
Utilities	26,382,795	26,382,795	–	–
Preferred Stock
Energy	85,037	–	–	85,037
Short-Term Investments	20,298,150	–	20,298,150	–

Subtotal Investments in Securities	$4,314,329,662	$2,235,277,089	$2,068,766,097	$10,286,476

Other Investments*	Total
Short-Term Investments	956,183,648
Collateral Held for Securities Loaned	28,663,051

Subtotal Other Investments	$984,846,699

Total Investments at Value	$5,299,176,361

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,140,129	1,140,129	–	–

Total Asset Derivatives	$1,140,129	$1,140,129	$–	$–

Liability Derivatives
Futures Contracts	2,007,295	2,007,295	–	–

Total Liability Derivatives	$2,007,295	$2,007,295	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $20,298,149 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	124	December 2016	$16,219,210	$16,259,500	$40,290
CBOT 2-Yr. U.S. Treasury Note	(47)	December 2016	(10,257,607)	(10,268,032)	(10,425)
CBOT 5-Yr. U.S. Treasury Note	984	December 2016	118,997,865	119,571,380	573,515
CBOT U.S. Long Bond	453	December 2016	76,501,847	76,174,781	(327,066)
CME E-mini S&P Mid-Cap 400 Index	(486)	December 2016	(75,525,003)	(75,310,560)	214,443
CME S&P 500 Index	(119)	December 2016	(64,583,781)	(64,271,900)	311,881
ICE mini MSCI EAFE Index	1,863	December 2016	160,463,236	158,979,105	(1,484,131)
NYBOT NYF mini Russell 2000 Index	585	December 2016	73,211,223	73,025,550	(185,673)
Total Futures Contracts					($867,166)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Small Cap Stock	$29,219,401	$1,597,191	$–	1,989,819	$33,224,796	$102,423
Mid Cap Stock	58,291,611	6,786,593	–	3,932,207	67,031,150	239,888
Partner Worldwide Allocation	149,147,055	3,323,888	–	16,955,184	158,676,789	3,323,888
Large Cap Value	126,438,164	9,595,685	–	8,818,308	137,503,880	1,796,638
Large Cap Stock	29,676,377	371,781	–	2,586,561	30,419,253	371,781
High Yield	103,974,761	4,677,276	–	24,238,208	115,623,525	4,677,494
Income	335,972,791	9,337,762	–	35,097,346	365,995,128	9,071,070
Limited Maturity Bond	220,756,038	3,345,696	–	23,046,310	227,321,885	3,344,381
Cash Management Trust-Collateral Investment	68,616,520	521,965,239	561,918,708	28,663,051	28,663,051	212,355
Cash Management Trust-Short Term Investment	118,807,605	797,878,522	916,686,127	–	–	360,006
Core Short-Term Reserve Fund	–	1,252,191,199	296,007,551	95,618,365	956,183,648	2,027,175
Total Value and Income Earned	$1,240,900,323				$2,120,643,105	$25,527,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.7%)[a]	Value
Basic Materials (0.7%)
	Chemours Company, Term Loan
$94,752	3.750%, 5/12/2022[b,c]	$93,745
	Fortescue Metals Group, Ltd., Term Loan
190,513	3.750%, 6/30/2019	190,252
	Ineos US Finance, LLC, Term Loan
208,746	3.750%, 12/15/2020	209,111
	Tronox Pigments BV, Term Loan
116,953	4.500%, 3/19/2020	115,638

	Total	608,746

Capital Goods (0.7%)
	Accudyne Industries, LLC, Term Loan
67,089	4.000%, 12/13/2019	62,616
	ADS Waste Holdings, Inc., Term Loan
56,638	3.750%, 10/9/2019	56,665
	Berry Plastics Group, Inc., Term Loan
76,671	3.500%, 2/8/2020	76,719
	Cortes NP Acquisition Corporation, Term Loan
265,000	0.000%, 10/3/2023[b,c]	259,038
	HD Supply, Inc., Term Loan
30,000	0.000%, 10/16/2023[b,c]	30,037
	Rexnord, LLC, Term Loan
52,516	4.000%, 8/21/2020	52,562
	Reynolds Group, Inc., Term Loan
65,000	0.000%, 2/5/2023[b,c]	65,183

	Total	602,820

Communications Services (3.1%)
	Atlantic Broadband Penn, LLC, Term Loan
48,003	3.250%, 11/30/2019	48,003
	Birch Communication Inc., Term Loan
102,006	7.750%, 7/17/2020	78,034
	Block Communications, Inc., Term Loan
109,166	4.088%, 11/7/2021	109,712
	Charter Communications Operating, LLC, Term Loan
25,409	3.000%, 7/1/2020	25,476
	Cincinnati Bell, Inc., Term Loan
89,875	4.000%, 9/10/2020	90,145
	CommScope, Inc., Term Loan
89,100	3.750%, 12/29/2022	89,852
	CSC Holdings, LLC, Term Loan
37,406	5.000%, 10/9/2022	37,445
	FairPoint Communications, Inc., Term Loan
166,075	7.500%, 2/14/2019	165,985
	Grande Communications Networks, LLC, Term Loan
104,494	4.500%, 5/29/2020	104,494
	Gray Television, Inc., Term Loan
66,772	3.938%, 6/13/2021	67,127
	Hargray Communications Group, Inc., Term Loan
48,852	5.250%, 6/26/2019	49,056
	Integra Telecom Holdings, Inc., Term Loan
69,778	5.250%, 8/14/2020	69,255

Principal Amount	Bank Loans (11.7%)[a]	Value
Communications Services (3.1%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$42,173	3.750%, 6/30/2019	$40,055
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	79,296
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.500%, 1/7/2022	142,916
	LTS Buyer, LLC, Term Loan
83,179	4.088%, 4/13/2020	83,153
	MCC Georgia, LLC, Term Loan
78,200	3.750%, 6/30/2021	78,420
	NEP/NCP Holdco, Inc., Term Loan
209,509	4.250%, 1/22/2020[b,c]	208,461
	Nexstar Broadcasting, Inc., Term Loan
130,000	0.000%, 9/26/2023[b,c]	130,595
	Numericable US, LLC, Term Loan
74,438	4.564%, 7/29/2022	74,926
114,750	5.002%, 1/15/2024	115,783
	SBA Senior Finance II, LLC, Term Loan
97,750	3.340%, 3/24/2021	97,921
	TNS, Inc., Term Loan
44,721	5.000%, 2/14/2020	44,972
	Univision Communications, Inc., Term Loan
104,423	4.000%, 3/1/2020	104,603
	Virgin Media Investment Holdings, Ltd., Term Loan
54,539	3.649%, 6/30/2023	54,756
	WideOpenWest Finance, LLC, Term Loan
150,000	4.500%, 8/18/2023	149,282
	WMG Acquisition Corporation, Term Loan
42,027	3.750%, 7/1/2020	41,974
	XO Communications, LLC, Term Loan
97,524	4.250%, 3/20/2021	97,687
	Yankee Cable Acquisition, LLC, Term Loan
89,256	4.250%, 3/1/2020	89,201
	Zayo Group, LLC, Term Loan
101,071	3.750%, 5/6/2021	101,493

	Total	2,670,078

Consumer Cyclical (2.1%)
	Amaya BV, Term Loan
185,004	5.000%, 8/1/2021	184,773
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	3.500%, 8/13/2021	86,609
	Cengage Learning Acquisitions, Term Loan
164,587	5.250%, 6/7/2023	164,382
	Ceridian HCM Holding, Inc., Term Loan
50,908	4.500%, 9/15/2020	49,699
	Charter Communications Operating, LLC, Term Loan
52,245	3.000%, 1/3/2021	52,384
	Dollar Tree, Inc., Term Loan
34,205	3.063%, 7/6/2022	34,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.7%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Golden Nugget, Inc., Term Loan
$35,000	0.000%, 11/21/2019[b,c]	$35,175
40,432	0.000%, 11/21/2019	40,634
	Golden Nugget, Inc., Term Loan Delayed Draw
15,000	0.000%, 11/21/2019[b,c]	15,075
17,328	0.000%, 11/21/2019	17,415
	IMG Worldwide, Inc., Term Loan
127,521	5.250%, 5/6/2021	127,872
60,000	8.250%, 5/6/2022	59,888
	KAR Auction Services, Inc., Term Loan
109,450	4.375%, 3/9/2023	110,818
	Michaels Stores, Inc., Term Loan
72,318	4.000%, 1/30/2023	72,589
	Mohegan Tribal Gaming Authority, Term Loan
114,694	5.500%, 6/15/2018	114,579
150,000	0.000%, 9/30/2023[b,c]	149,062
	Scientific Games International, Inc., Term Loan
105,030	6.000%, 10/18/2020	105,325
238,471	6.000%, 10/1/2021	238,836
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,864	3.588%, 5/14/2020	48,925
	Seminole Indian Tribe of Florida, Term Loan
73,064	3.088%, 4/29/2020	73,247

	Total	1,781,705

Consumer Non-Cyclical (1.9%)
	Air Medical Group Holdings, Inc., Term Loan
201,994	5.000%, 4/28/2022	203,004
	Albertson’s, LLC, Term Loan
24,875	4.750%, 12/21/2022	25,108
	CHS/Community Health Systems, Inc., Term Loan
47,820	3.750%, 1/27/2021	46,898
162,798	4.000%, 1/27/2021[b,c]	159,705
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,250	3.750%, 9/26/2022	98,974
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	71,082
9,773	3.750%, 9/18/2020	9,773
24,813	4.000%, 10/30/2022	24,781
	Libbey Glass, Inc., Term Loan
70,756	3.750%, 4/9/2021	70,933
	LTF Merger Sub, Inc., Term Loan
74,062	4.250%, 6/10/2022	74,076
	Mallinckrodt International Finance SA, Term Loan
44,658	3.588%, 3/19/2021	44,644
	McGraw-Hill Global Education Holdings, LLC, Term Loan
134,663	5.000%, 5/4/2022	135,369
	MultiPlan, Inc., Term Loan
90,893	5.000%, 6/7/2023	91,987
	Ortho-Clinical Diagnostics, Inc., Term Loan
137,072	4.750%, 6/30/2021	133,875

Principal Amount	Bank Loans (11.7%)[a]	Value
Consumer Non-Cyclical (1.9%) - continued
	Revlon Consumer Products Corporation, Term Loan
$70,000	4.250%, 9/7/2023	$70,095
	Valeant Pharmaceuticals International, Inc., Term Loan
324,998	5.500%, 4/1/2022[b,c]	325,843

	Total	1,586,147

Energy (0.7%)
	Arch Coal, Inc., Term Loan
154,142	7.500%, 5/16/2018[d]	117,661
	Energy Solutions, LLC, Term Loan
62,020	6.750%, 5/29/2020	61,710
	Exgen Renewables I, LLC, Term Loan
49,592	5.250%, 2/8/2021	50,025
	Houston Fuel Oil Terminal, LLC, Term Loan
69,645	4.250%, 8/19/2021	68,252
	McJunkin Red Man Corporation, Term Loan
75,367	5.000%, 11/8/2019	73,421
	MEG Energy Corporation, Term Loan
73,647	3.750%, 3/31/2020	68,553
	Pacific Drilling SA, Term Loan
78,367	4.500%, 6/3/2018	21,590
	Targa Resources Partners, LP, Term Loan
45,000	5.750%, 2/27/2022	45,000
	Western Refining, Inc., Term Loan
39,694	5.250%, 11/12/2020	39,570
29,925	5.500%, 6/23/2023	29,850

	Total	575,632

Financials (0.7%)
	Delos Finance Sarl, Term Loan
100,000	3.588%, 3/6/2021	100,667
	DJO Finance, LLC, Term Loan
39,600	4.250%, 6/7/2020	38,858
	Harland Clarke Holdings Corporation, Term Loan
48,487	7.000%, 5/22/2018	47,840
87,750	7.000%, 12/31/2019	85,973
	MoneyGram International, Inc., Term Loan
119,690	4.250%, 3/27/2020	115,800
	TransUnion, LLC, Term Loan
87,750	3.588%, 4/9/2021	87,970
	WaveDivision Holdings, LLC, Term Loan
109,647	4.000%, 10/15/2019	109,601

	Total	586,709

Technology (1.3%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
168,680	3.524%, 2/1/2023	170,601
	First Data Corporation, Term Loan
99,872	4.525%, 3/24/2021	100,565
50,000	4.275%, 7/8/2022	50,263
	JDA Software Group, Inc., Term Loan
105,000	0.000%, 9/21/2023[b,c]	105,026
	Micron Technology, Inc., Term Loan
69,825	6.530%, 4/26/2022	70,536
	NXP BV, Term Loan
80,000	0.000%, 12/7/2020[b,c]	80,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.7%)[a]	Value
Technology (1.3%) - continued
	ON Semiconductor Corporation, Term Loan
$235,000	3.776%, 9/19/2023[b,c]	$235,966
	SS&C European Holdings SARL, Term Loan
4,673	4.000%, 7/8/2022	4,706
37,600	4.000%, 7/8/2022	37,858
	Versum Materials, Inc., Term Loan
30,000	0.000%, 9/21/2023[b,c]	30,125
	Western Digital Corporation, Term Loan
199,500	4.500%, 4/29/2023	201,371

	Total	1,087,297

Transportation (0.3%)
	OSG Bulk Ships, Inc., Term Loan
86,521	5.250%, 8/5/2019	86,196
	XPO Logistics, Inc., Term Loan
216,395	4.250%, 10/30/2021	217,523

	Total	303,719

Utilities (0.2%)
	Calpine Corporation, Term Loan
83,715	3.590%, 5/27/2022	83,896
	Intergen NV, Term Loan
64,696	5.500%, 6/12/2020	60,814

	Total	144,710

	Total Bank Loans (cost $10,004,432)	9,947,563

Shares	Common Stock (62.0%)	Value
Consumer Discretionary (9.9%)
1,670	Amazon.com, Inc.[e]	1,398,308
860	AutoZone, Inc.[e]	660,772
200	Bayerische Motoren Werke AG	14,761
100	Beiersdorf AG	9,439
3,500	Berkeley Group Holdings plc	116,947
500	Brembo SPA	29,836
4,200	Bridgestone Corporation	154,744
2,116	Bunzl plc	62,397
2,990	Burlington Stores, Inc.[e]	242,250
2,000	Calsonic Kansei Corporation	18,527
2,465	Cedar Fair, LP	141,220
4,300	Cineworld Group plc	32,305
11,086	Comcast Corporation	735,445
900	Compass Group plc	17,430
17,100	Debenhams plc	12,352
5,100	Denso Corporation	203,513
4,600	Eutelsat Communications	95,208
7,590	Ford Motor Company	91,611
4,700	Fuji Heavy Industries, Ltd.	176,342
3,190	General Motors Company	101,346
6,000	Gunze, Ltd.	19,384
1,200	Hakuhodo Dy Holdings, Inc.	14,064
400	Hennes & Mauritz AB	11,290
11,500	Honda Motor Company, Ltd.	331,893
6,300	Inchcape plc	53,756
1,000	Intertek Group plc	45,144
2,900	Kingfisher plc	14,149
200	Koito Manufacturing Company, Ltd.	9,734
500	KOMERI Company, Ltd.	12,167
380	Linamar Corporation	15,867
300	LVMH Moet Hennessy Louis Vuitton SE	51,154

Shares	Common Stock (62.0%)	Value
Consumer Discretionary (9.9%) - continued
3,000	Marks and Spencer Group plc	$12,870
2,680	Masonite International Corporation[e]	166,616
7,893	MDC Partners, Inc.	84,613
3,880	Newell Brands, Inc.	204,321
400	Nifco, Inc.	21,250
12,340	NIKE, Inc.	649,701
600	Nokian Renkaat Oyj	21,876
100	Paddy Power plc	11,308
6,800	Persimmon plc	159,885
3,142	Restoration Hardware Holdings, Inc.[e]	108,650
200	RTL Group SA	16,615
1,500	Sekisui House, Ltd.	25,555
2,100	SHOWA Corporation	11,066
1,000	Sky plc	11,590
5,090	Starbucks Corporation	275,573
4,900	Sumitomo Forestry Company, Ltd.	65,580
2,900	Sumitomo Rubber Industries, Ltd.	43,865
200	Swatch Group AG	11,136
5,100	Tatts Group, Ltd.	14,334
11,510	Time, Inc.	166,665
5,020	Toll Brothers, Inc.[e]	149,897
200	Toyota Motor Corporation	11,601
2,220	Tractor Supply Company	149,517
100	Valora Holding AG	28,497
2,000	Wacoal Holdings Corporation	22,576
7,550	Walt Disney Company	701,093
300	Whirlpool Corporation	48,648
600	Whitbread plc	30,451
4,217	Wolters Kluwer NV	180,283
3,000	WPP plc	70,517
1,600	Yokohama Rubber Company, Ltd.	25,612

	Total	8,395,116

Consumer Staples (3.4%)
4,740	AdvancePierre Foods Holdings, Inc.	130,634
4,499	Anheuser-Busch InBev NV ADR	591,214
2,400	Axfood AB	42,370
1,164	British American Tobacco plc	74,235
4,400	Coca-Cola HBC AG	102,218
900	Ebro Foods SA	20,935
143	George Weston, Ltd.	11,929
900	Henkel AG & Company KGaA	104,971
6,947	Imperial Brands plc	357,565
800	Jeronimo Martins SGPS SA	13,865
900	Kao Corporation	50,884
400	Kesko Oyj	18,428
12,352	Koninklijke Ahold Delhaize NV	281,330
1,300	Nestle SA	102,653
5,700	Philip Morris International, Inc.	554,154
284	Premium Brands Holdings Corporation	13,378
1,000	Suedzucker AG	27,811
200	Universal Corporation	11,644
2,970	Walgreens Boots Alliance, Inc.	239,441
2,080	WhiteWave Foods Company[e]	113,214

	Total	2,862,873

Energy (3.8%)
3,219	Baytex Energy Corporation[e]	13,667
84,427	BP plc	492,100
2,910	Continental Resources, Inc.[e]	151,204
478	Contura Energy, Inc.[e]	19,956
6,520	EOG Resources, Inc.	630,549
7,290	EQT Corporation	529,400
3,870	OMV AG	111,426
4,660	Parsley Energy, Inc.[e]	156,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (62.0%)	Value
Energy (3.8%) - continued
1,060	Pioneer Natural Resources Company	$196,789
3,323	Royal Dutch Shell plc	82,925
143	Royal Dutch Shell plc, Class A	3,557
7,648	Royal Dutch Shell plc, Class B	198,279
3,274	Statoil ASA	54,965
3,034	Total SA	144,299
170	Vantage Drilling International[e]	13,430
79,220	Weatherford International plc[e]	445,216

	Total	3,243,919

Financials (8.2%)
1,060	Affiliated Managers Group, Inc.[e]	153,382
1,800	AIA Group, Ltd.	12,105
3,200	Allianz SE	475,555
8,600	Apollo Investment Corporation	49,880
3,950	Ares Capital Corporation	61,225
7,100	Australia & New Zealand Banking Group, Ltd.	151,241
12,100	Banco Santander SA	53,680
8,800	Bank of East Asia, Ltd.	35,916
1,689	Bank of Montreal	110,677
5,762	Bank of Nova Scotia	305,327
4,510	Bank of the Ozarks, Inc.	173,184
170	Canadian Imperial Bank of Commerce	13,182
598	Canadian Western Bank	11,509
3,000	Chiba Bank, Ltd.	17,038
2,110	CI Financial Corporation	40,481
11,000	Citigroup, Inc.	519,530
3,900	CNP Assurances	65,524
600	Danske Bank AS	17,554
12,773	Direct Line Insurance Group plc	60,336
10,070	Encore Capital Group, Inc.[e]	226,374
3,700	Erste Group Bank AG	109,564
700	EXOR SPA	28,344
17,700	FlexiGroup, Ltd.	31,603
26,000	Fukuoka Financial Group, Inc.	108,065
967	Genworth MI Canada, Inc.	24,883
100	Groupe Bruxelles Lambert SA	8,876
3,700	Hang Seng Bank, Ltd.	66,420
1,500	Hannover Rueckversicherung SE	160,794
21,700	Henderson Group plc	65,141
863	Intact Financial Corporation	62,386
2,190	Intercontinental Exchange, Inc.	589,898
16,800	Investec plc	102,408
8,390	J.P. Morgan Chase & Company	558,690
15,400	KeyCorp	187,418
2,300	Macquarie Group, Ltd.	145,462
54,600	Mizuho Financial Group, Inc.	92,025
1,000	MS and AD Insurance Group Holdings, Inc.	27,871
1,100	National Australia Bank, Ltd.	23,646
6,589	National Bank of Canada	233,637
3,200	Nordea Bank AB	31,777
4,500	Old Mutual plc	11,795
4,011	Power Corporation of Canada	84,962
569	Power Financial Corporation	13,185
2,160	Raymond James Financial, Inc.	125,734
746	Schroders plc	26,051
2,600	Swiss Re AG	234,828
15,260	Synchrony Financial	427,280
6,400	T&D Holdings, Inc.	72,199
500	Talanx AG	15,258
300	Tokio Marine Holdings, Inc.	11,505
1,046	Toronto-Dominion Bank	46,434
8,300	United Overseas Bank, Ltd.	115,152

Shares	Common Stock (62.0%)	Value
Financials (8.2%) - continued
8,000	Westpac Banking Corporation	$182,018
5,460	XL Group, Ltd.	183,620
6,920	Zions Bancorporation	214,658

	Total	6,977,287

Health Care (6.6%)
19,220	Abbott Laboratories	812,814
5,790	Akorn, Inc.[e]	157,835
2,430	Allergan plc[e]	559,653
1,200	CSL, Ltd.	98,677
2,424	Essilor International SA	312,687
3,200	Gilead Sciences, Inc.	253,184
1,900	Grifols SA	40,955
1,900	Hikma Pharmaceuticals plc	49,631
4,700	Hologic, Inc.[e]	182,501
167	ICON plc[e]	12,921
300	Lonza Group AG	57,420
6,840	Medtronic plc	590,976
12,210	Merck & Company, Inc.	762,026
1,000	Merck KGaA	107,865
3,400	Novartis AG	268,329
3,400	Novo Nordisk AS	141,708
7,272	Pfizer, Inc.	246,303
400	Roche Holding AG-Genusschein	99,399
2,900	Sanofi	220,839
1,080	Teleflex, Inc.	181,494
3,280	Vertex Pharmaceuticals, Inc.[e]	286,049
1,150	Waters Corporation[e]	182,263

	Total	5,625,529

Industrials (7.0%)
3,300	ABB, Ltd.	74,375
1,000	Adecco SA	56,366
12,300	Air New Zealand, Ltd.	16,685
1,600	Amada Holdings Company, Ltd.	16,644
400	Andritz AG	21,767
8,000	Asahi Glass Company, Ltd.	51,728
500	Atlas Copco Aktiebolag	15,052
1,300	Babcock International Group plc	17,404
700	Berendsen plc	11,254
200	Brenntag AG	10,930
2,233	Canadian National Railway Company	145,967
900	Capita plc	7,796
7,000	Cathay Pacific Airways, Ltd.	9,786
2,000	Dai Nippon Printing Company, Ltd.	19,619
1,922	Dart Group plc	10,438
100	DCC plc	9,086
3,730	Delta Air Lines, Inc.	146,813
1,500	Deutsche Post AG	46,963
1,000	DSV AS	49,895
1,300	East Japan Railway Company	117,343
3,250	EMCOR Group, Inc.	193,765
1,170	Equifax, Inc.	157,459
300	Flughafen Zuerich AG	58,648
700	Fraport AG Frankfurt Airport Services Worldwide	38,311
800	Hitachi Transport System, Ltd.	15,986
200	Hochtief AG	28,225
4,714	Illinois Tool Works, Inc.	564,926
1,000	Inaba Denki Sangyo Company, Ltd.	36,146
9,720	Ingersoll-Rand plc	660,377
19,400	ITOCHU Corporation	244,238
9,460	Jacobs Engineering Group, Inc.[e]	489,271
600	Jardine Matheson Holdings, Ltd.	36,366
2,000	Kamigumi Company, Ltd.	17,448
4,900	KITZ Corporation	27,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (62.0%)	Value
Industrials (7.0%) - continued
5,100	KONE Oyj	$258,913
1,049	Koninklijke Boskalis Westminster NV	37,335
200	Kuehne & Nagel International AG	29,065
900	Kurita Water Industries, Ltd.	21,385
200	Legrand SA	11,791
6,500	Marubeni Corporation	33,391
4,870	Masco Corporation	167,090
7,100	Meggitt plc	41,440
1,520	Middleby Corporation[e]	187,902
1,900	MIRAIT Holdings Corporation	16,190
6,000	Mitsubishi Electric Corporation	76,900
2,000	Mitsuboshi Belting, Ltd.	16,994
12,300	Mitsui & Company, Ltd.	170,464
3,000	Nippon Express Company, Ltd.	14,025
3,400	Nitto Kogyo Corporation	44,632
700	Randstad Holding NV	31,831
105	Rieter Holding AG	21,302
1,800	Sanwa Holdings Corporation	17,426
300	Schindler Holding AG, Participation Certificate	56,335
1,700	Siemens AG	199,344
1,000	Skanska AB	23,363
1,800	SKF AB	31,085
3,000	Smiths Group plc	56,947
400	Southwest Airlines Company	15,556
500	TOTO, Ltd.	18,904
5,050	Union Pacific Corporation	492,526
2,800	Vinci SA	214,420
1,740	WABCO Holdings, Inc.[e]	197,542
759	WSP Global, Inc.	23,911
600	Yuasa Trading Company, Ltd.	13,785

	Total	5,965,991

Information Technology (9.5%)
790	Alphabet, Inc., Class Ae	635,207
411	Alphabet, Inc., Class Ce	319,466
8,570	Apple, Inc.	968,839
1,800	Canon, Inc.	52,258
2,380	Check Point Software Technologies, Ltd.[e]	184,712
4,680	Facebook, Inc.[e]	600,304
8,150	Finisar Corporation[e]	242,870
4,200	FUJIFILM Holdings NPV	155,580
900	Halma plc	12,219
400	Hoya Corporation	16,091
6,910	Juniper Networks, Inc.	166,255
900	Kyocera Corporation	43,248
700	Micro Focus International plc	19,925
12,960	Microsoft Corporation	746,496
1,800	NEC Networks & System Integration Corporation	30,661
600	Nice, Ltd.	39,952
1,000	NS Solutions Corporation	17,476
300	NTT Data Corporation	14,983
65	NVIDIA Corporation	4,454
200	Oracle Corporation Japan	11,300
1,710	Palo Alto Networks, Inc.[e]	272,454
17,850	Pandora Media, Inc.[e]	255,791
12,570	PayPal Holdings, Inc.[e]	514,993
3,290	Plantronics, Inc.	170,948
11,900	Pure Storage, Inc.[e]	161,245
2,740	Salesforce.com, Inc.[e]	195,444
100	SAP SE	9,145
400	Trend Micro, Inc.	13,954
3,060	Twitter, Inc.[e]	70,533
1,060	Ultimate Software Group, Inc.[e]	216,653

Shares	Common Stock (62.0%)	Value
Information Technology (9.5%) - continued
300	United Internet AG	$13,286
5,370	Vantiv, Inc.[e]	302,170
9,280	Visa, Inc.	767,456
15,120	Xilinx, Inc.	821,621

	Total	8,067,989

Materials (1.9%)
900	Adeka Corporation	12,452
300	Air Liquide SA	32,171
1,100	Amcor, Ltd.	12,812
540	Ashland Global Holdings, Inc.	62,613
12,700	BHP Billiton, Ltd.	219,996
600	Croda International plc	27,074
1,320	Crown Holdings, Inc.[e]	75,359
10,800	Daicel Corporation	136,480
2,000	Denki Kagaku Kogyo KK	8,662
1,771	Domtar Corporation	65,757
720	Eagle Materials, Inc.	55,656
400	Evonik Industries AG	13,542
1,070	FMC Corporation	51,724
1,400	Hexpol AB	12,553
1,200	JSR Corporation	18,861
2,200	Kuraray Company, Ltd.	32,637
5,500	Mitsubishi Chemical Holdings Corporation	34,482
1,000	Mitsubishi Gas Chemical Company, Inc.	14,317
600	Mitsubishi Materials Corporation	16,411
300	Nippon Shokubai Company, Ltd.	18,742
100	Nitto Denko Corporation	6,495
22,628	Norsk Hydro ASA	97,838
6,200	Orora, Ltd.	15,037
1,130	Packaging Corporation of America	91,824
700	PPG Industries, Inc.	72,352
4	Rio Tinto, Ltd.	159
2,200	RPC Group plc	27,339
3,030	Steel Dynamics, Inc.	75,720
1,000	Sumitomo Metal Mining Company, Ltd.	13,812
400	Sumitomo Seika Chemicals Company, Ltd.	14,176
2,000	Tosoh Corporation	12,327
4,299	UPM-Kymmene Oyj	90,772
2,518	Verso Corporation[e]	16,241
4,167	Yara International ASA	138,857

	Total	1,595,250

Real Estate (9.7%)
650	Acadia Realty Trust	23,556
600	Agree Realty Corporation	29,664
2,881	Alexandria Real Estate Equities, Inc.	313,366
500	American Campus Communities, Inc.	25,435
1,400	American Homes 4 Rent	30,296
1,400	Apartment Investment & Management Company	64,274
1,200	Apple Hospitality REIT, Inc.	22,212
1,000	AvalonBay Communities, Inc.	177,840
400	Bluerock Residential Growth REIT, Inc.	5,200
1,905	Boston Properties, Inc.	259,632
700	Brandywine Realty Trust	10,934
10,464	Brixmor Property Group, Inc.	290,795
2,880	Camden Property Trust	241,171
12,100	CapitaMall Trust	19,277
650	Care Capital Properties, Inc.	18,525
356	Chesapeake Lodging Trust	8,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

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Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (62.0%)	Value
Real Estate (9.7%) - continued
250	CoreSite Realty Corporation	$18,510
1,870	Crown Castle International Corporation	176,173
1,800	CubeSmart	49,068
750	CyrusOne, Inc.	35,678
100	Daito Trust Construction Company, Ltd.	15,994
300	DCT Industrial Trust, Inc.	14,565
2,200	DDR Corporation	38,346
1,800	Derwent London plc	60,671
18,200	DEXUS Property Group	127,920
472	DiamondRock Hospitality Company	4,295
1,118	Digital Realty Trust, Inc.	108,580
500	Douglas Emmett, Inc.	18,315
11,490	Duke Realty Corporation	314,022
350	DuPont Fabros Technology, Inc.	14,438
400	Education Realty Trust, Inc.	17,256
456	EPR Properties	35,905
700	Equinix, Inc.	252,175
700	Equity Lifestyle Properties, Inc.	54,026
400	Equity One, Inc.	12,244
3,590	Equity Residential	230,945
500	Essex Property Trust, Inc.	111,350
1,050	Extra Space Storage, Inc.	83,381
400	Federal Realty Investment Trust	61,572
700	First Industrial Realty Trust, Inc.	19,754
900	Forest City Realty Trust, Inc.	20,817
11,000	Frasers Centrepoint Trust	17,746
1,000	Gaming and Leisure Properties, Inc.	33,450
4,239	General Growth Properties, Inc.	116,996
500	GEO Group, Inc.	11,890
1,800	Gramercy Property Trust	17,352
1,400	Great Portland Estates plc	11,481
6,010	H&R Real Estate Investment Trust	102,751
1,500	Hamborner REIT AG	15,868
2,900	HCP, Inc.	110,055
900	Healthcare Realty Trust, Inc.	30,654
1,250	Healthcare Trust of America, Inc.	40,775
1,000	Highwoods Properties, Inc.	52,120
1,200	Hospitality Properties Trust	35,664
5,671	Host Hotels & Resorts, Inc.	88,297
800	Hudson Pacific Properties, Inc.	26,296
2,500	Hufvudstaden AB	43,317
22,000	Hysan Development Company, Ltd.	103,511
1,600	Iron Mountain, Inc.	60,048
600	Kilroy Realty Corporation	41,610
3,900	Kimco Realty Corporation	112,905
467	Lamar Advertising Company	30,500
700	LaSalle Hotel Properties	16,709
700	Liberty Property Trust	28,245
313	Life Storage, Inc.	27,838
4,000	Link REIT	29,528
1,075	Macerich Company	86,935
2,300	Medical Properties Trust, Inc.	33,971
600	Mid-America Apartment Communities, Inc.	56,394
500	National Health Investors, Inc.	39,240
1,600	National Retail Properties, Inc.	81,360
150	National Storage Affiliates Trust	3,141
79,912	New World Development Company, Ltd.	104,788
1,150	NorthStar Realty Finance Corporation	15,146
1,000	Omega Healthcare Investors, Inc.	35,450
500	Outfront Media, Inc.	11,825
1,200	Parkway Properties, Inc.	20,412

Shares	Common Stock (62.0%)	Value
Real Estate (9.7%) - continued
400	Pebblebrook Hotel Trust	$10,640
1,550	Physicians Realty Trust	33,387
330	Post Properties, Inc.	21,823
5,715	Prologis, Inc.	305,981
1,258	Public Storage, Inc.	280,710
338	QTS Realty Trust, Inc.	17,863
1,000	Realty Income Corporation	66,930
1,000	Regency Centers Corporation	77,490
650	Retail Opportunity Investments Corporation	14,274
1,200	Retail Properties of America, Inc.	20,160
706	RioCan Real Estate Investment Trust	14,648
1,595	RLJ Lodging Trust	33,543
1,123	Senior Housing Property Trust	25,503
3,160	Simon Property Group, Inc.	654,152
800	SL Green Realty Corporation	86,480
6,000	Spirit Realty Captial, Inc.	79,980
32,931	Stockland	120,607
1,296	Store Capital Corporation	38,193
1,500	Summit Hotel Properties, Inc.	19,740
500	Sun Communities, Inc.	39,240
1,421	Sunstone Hotel Investors, Inc.	18,175
100	Swiss Prime Site AGe	8,782
733	Tanger Factory Outlet Centers, Inc.	28,558
300	Taubman Centers, Inc.	22,323
2,300	UDR, Inc.	82,777
850	Urban Edge Properties	23,919
200	Urstadt Biddle Properties, Inc.	4,444
2,500	Ventas, Inc.	176,575
5,042	VEREIT, Inc.	52,286
2,360	Vornado Realty Trust	238,856
800	Weingarten Realty Investors	31,184
5,347	Welltower, Inc.	399,795
2,000	Wharf Holdings, Ltd.	14,673
3,000	Wheelock and Company, Ltd.	17,819
19,200	Wing Tai Holdings, Ltd.	23,829
400	WP Carey, Inc.	25,812

	Total	8,261,748

Telecommunications Services (1.0%)
778	BCE, Inc.	35,930
10,300	BT Group plc	51,822
3,900	Elisa Oyj	143,729
2,600	Freenet AG	76,099
46,042	KCOM Group plc	69,181
200	Millicom International Cellular SA	10,362
300	Nippon Telegraph & Telephone Corporation	13,721
3,700	Orange SA	57,970
52,000	PCCW, Ltd.	32,028
1,400	Proximus SA	41,883
4,600	Telefonica Deutschland Holding AG	18,547
2,997	Telenor ASA	51,536
4,600	Vodafone Group plc	13,192
8,550	Zayo Group Holdings, Inc.[e]	254,021

	Total	870,021

Utilities (1.0%)
1,500	E.ON SE	10,661
22,500	Electricidade de Portugal SA	75,511
9,531	MDU Resources Group, Inc.	242,469
3,874	NorthWestern Corporation	222,871
33,000	Osaka Gas Company, Ltd.	138,409
15,700	Redes Energeticas Nacionais SGPS SA	45,891
2,000	Toho Gas Company, Ltd.	18,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (62.0%)	Value
Utilities (1.0%) - continued
3,200	United Utilities Group plc	$41,564

	Total	796,104

	Total Common Stock (cost $50,039,235)	52,661,827

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
415	5.301%, 4/25/2047	414
	Marlette Funding Trust
93,123	3.060%, 1/17/2023*	93,229
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,600
	Vericrest Opportunity Loan Transferee
39,436	3.500%, 6/26/2045[f]	39,439

	Total	143,682

Basic Materials (0.4%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,444
	Alcoa Netherlands Holding BV
15,000	6.750%, 9/30/2024[f]	15,581
	ArcelorMittal SA
50,000	6.500%, 3/1/2021	55,625
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,728
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[f]	49,225
	Glencore Funding, LLC
10,000	1.739%, 4/16/2018[f,g]	9,887
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,733
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	32,700
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[f]	41,025
	Royal Gold, Inc., Convertible
20,000	2.875%, 6/15/2019	22,338
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	47,925

	Total	311,211

Capital Goods (0.4%)
	AECOM
50,000	5.875%, 10/15/2024	53,375
	Berry Plastics Corporation
30,000	6.000%, 10/15/2022	31,650
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[f]	53,500
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[f]	55,671
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	51,875
	General Electric Company
16,000	5.000%, 12/29/2049[h]	17,015
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,323
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,116

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Capital Goods (0.4%) - continued
	United Rentals North America, Inc.
$55,000	5.500%, 7/15/2025	$56,100

	Total	340,625

Collateralized Mortgage Obligations (2.0%)
	Alternative Loan Trust
139,382	5.500%, 10/25/2035	119,516
	Angel Oak Mortgage Trust
29,268	4.500%, 11/25/2045*,i	29,351
	Banc of America Alternative Loan Trust
51,593	6.000%, 11/25/2035	45,681
	CHL Mortgage Pass-Through Trust
73,713	2.853%, 1/25/2036	65,558
	Citigroup Mortgage Loan Trust, Inc.
23,388	3.037%, 3/25/2037	20,604
	CitiMortgage Alternative Loan Trust
79,537	5.750%, 4/25/2037	68,263
	Countrywide Alternative Loan Trust
70,795	6.500%, 8/25/2036	48,260
214,931	6.000%, 4/25/2037	146,096
	Credit Suisse First Boston Mortgage Securities Corporation
47,523	5.250%, 10/25/2035	46,279
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
51,446	5.500%, 11/25/2035	51,302
	J.P. Morgan Alternative Loan Trust
125,034	6.500%, 3/25/2036	103,005
	J.P. Morgan Mortgage Trust
78,033	2.713%, 6/25/2035	77,507
69,487	2.959%, 6/25/2035	69,680
54,296	3.229%, 8/25/2035	53,784
77,627	2.932%, 1/25/2037	69,289
	MortgageIT Trust
62,298	0.785%, 12/25/2035[g]	55,722
	New York Mortgage Trust
64,279	3.005%, 5/25/2036	57,875
	Residential Accredit Loans, Inc. Trust
62,796	5.750%, 9/25/2035	56,261
	Residential Funding Mortgage Security I Trust
71,164	6.000%, 7/25/2037	65,749
	Structured Adjustable Rate Mortgage Loan Trust
81,163	3.332%, 9/25/2035	66,614
	Structured Asset Mortgage Investments, Inc.
126,686	0.835%, 12/25/2035[g]	88,435
	WaMu Mortgage Pass Through Certificates
61,984	2.575%, 10/25/2036	53,999
115,863	1.247%, 1/25/2047[g]	90,340
	Wells Fargo Mortgage Backed Securities Trust
53,473	2.894%, 3/25/2036	53,350
51,128	3.018%, 7/25/2036	50,041
42,232	6.000%, 7/25/2037	41,968

	Total	1,694,529

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
$75,370	5.568%, 10/12/2041	$75,356

	Total	75,356

Communications Services (0.8%)
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,931
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,258
	AT&T, Inc.
10,000	5.875%, 10/1/2019	11,188
10,000	1.768%, 6/30/2020[g]	10,086
10,000	2.800%, 2/17/2021	10,289
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,235
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[f]	31,800
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,494
5,000	7.500%, 4/1/2024	5,338
	Charter Communications Operating, LLC
10,000	3.579%, 7/23/2020[f]	10,452
5,000	4.464%, 7/23/2022[f]	5,395
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	41,650
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	53,030
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,233
5,000	2.250%, 9/1/2021	4,996
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,113
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	50,131
	Frontier Communications Corporation
50,000	8.875%, 9/15/2020	53,938
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,812
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[f]	35,100
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	51,000
	Sprint Corporation
55,000	7.625%, 2/15/2025	54,450
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,283
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	42,100
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[f]	40,500
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	38,051
16,000	4.500%, 9/15/2020	17,558

	Total	695,411

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[f]	46,125

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Cyclical (0.9%) - continued
	BMW US Capital, LLC
$15,000	1.500%, 4/11/2019[f]	$15,024
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	60,600
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	31,155
	Corrections Corporation of America
35,000	5.000%, 10/15/2022	31,675
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[f]	9,053
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,141
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[f]	16,255
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	16,794
14,000	2.597%, 11/4/2019	14,220
	General Motors Financial Company, Inc.
5,000	3.150%, 1/15/2020	5,095
21,000	4.375%, 9/25/2021	22,429
	Home Depot, Inc.
10,000	1.220%, 9/15/2017[g]	10,027
10,000	2.625%, 6/1/2022	10,384
	Hyundai Capital America
12,000	1.450%, 2/6/2017[f]	12,011
	KB Home
29,000	4.750%, 5/15/2019	29,616
	L Brands, Inc.
33,000	6.625%, 4/1/2021	38,032
	Lennar Corporation
50,000	4.750%, 11/15/2022	51,625
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	14,651
	MGM Resorts International
55,000	6.000%, 3/15/2023	59,675
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,419
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	31,500
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,342
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	56,276
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,725
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,256
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,055
10,000	2.600%, 6/1/2021	10,234
	West Corporation
50,000	5.375%, 7/15/2022[f]	49,000
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[f]	57,475

	Total	770,869

Consumer Non-Cyclical (0.9%)
	Actavis Funding SCS
7,000	2.100%, 3/12/2020[g]	7,118
	Anheuser-Busch InBev Finance, Inc.
15,000	2.017%, 2/1/2021[g]	15,395
10,000	2.650%, 2/1/2021	10,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Non-Cyclical (0.9%) - continued
	B&G Foods, Inc.
$40,000	4.625%, 6/1/2021	$41,200
	BAT International Finance plc
10,000	1.360%, 6/15/2018[f,g]	10,032
	Becton, Dickinson and Company
13,000	1.450%, 5/15/2017	13,021
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,648
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,459
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,095
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,625
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,650
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,180
	EMD Finance, LLC
6,000	1.207%, 3/17/2017[f,g]	6,003
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	49,750
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,790
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[f]	15,801
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,619
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,400
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,885
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	30,188
	JBS USA, LLC
55,000	5.750%, 6/15/2025[f]	54,038
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,094
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,415
	Merck & Company, Inc.
5,000	1.182%, 2/10/2020[g]	5,020
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,137
	Mylan NV
10,000	2.500%, 6/7/2019[f]	10,089
5,000	3.750%, 12/15/2020[f]	5,222
	Perrigo Finance plc
5,000	3.500%, 12/15/2021	5,168
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[f]	53,375
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	27,283
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,312
	SABMiller plc
12,000	6.500%, 7/15/2018[f]	13,041
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,994
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	50,000

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Teva Pharmaceutical Finance Netherlands III BV
$10,000	1.700%, 7/19/2019	$9,977
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,400
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[f]	24,809
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[f]	24,202

	Total	749,754

Energy (0.6%)
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	11,386
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	35,263
	Boardwalk Pipelines, LP
11,000	5.875%, 11/15/2016	11,051
	BP Capital Markets plc
15,000	1.676%, 5/3/2019	15,059
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	17,170
	Chevron Corporation
10,000	1.328%, 11/16/2018[g]	10,025
	CNPC General Capital, Ltd.
3,000	2.750%, 4/19/2017[f]	3,021
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	53,689
	Contura Energy, Inc.
16,000	10.000%, 8/1/2021[f]	16,480
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,500
	Ecopetrol SA
7,000	5.875%, 9/18/2023	7,551
	Enbridge, Inc.
8,000	1.289%, 6/2/2017[g]	7,983
	EQT Corporation
10,000	8.125%, 6/1/2019	11,431
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,107
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,392
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[f]	26,111
	MPLX, LP
55,000	4.875%, 12/1/2024	56,888
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022	10,215
	Petrobras Global Finance BV
4,000	8.375%, 5/23/2021	4,370
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	3,120
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	52,772
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025	59,125
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,427
	Shell International Finance BV
10,000	1.266%, 5/11/2020[g]	10,012
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Energy (0.6%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$10,000	7.850%, 2/1/2026[f]	$12,946
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	16,525

	Total	534,346

Financials (1.9%)
	Abbey National Treasury Services plc
14,000	1.264%, 9/29/2017[g]	13,973
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,505
	AerCap Ireland Capital, Ltd.
25,000	3.950%, 2/1/2022	25,625
	Air Lease Corporation
14,000	2.125%, 1/15/2018	14,070
5,000	2.625%, 9/4/2018	5,045
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,400
	American Express Credit Corporation
10,000	1.906%, 9/14/2020[g]	10,158
	AMG Capital Trust II, Convertible
700	5.150%, 10/15/2037	37,844
	Bank of America Corporation
18,000	5.700%, 5/2/2017	18,422
16,000	1.700%, 8/25/2017	16,024
31,000	1.936%, 3/22/2018[g]	31,234
25,000	5.650%, 5/1/2018	26,519
10,000	2.625%, 4/19/2021	10,159
11,000	8.000%, 7/29/2049[h]	11,220
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,983
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,163
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	20,948
	Blackstone Mortgage Trust, Inc., Convertible
40,000	5.250%, 12/1/2018	43,950
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,093
	Caisse Centrale Desjardins du Quebec
7,000	1.417%, 1/29/2018[f,g]	6,991
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,066
5,000	2.255%, 9/1/2023[g]	5,024
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,529
	Credit Agricole SA
8,000	1.815%, 6/10/2020[f,g]	8,025
	CyrusOne, LP
26,748	6.375%, 11/15/2022	28,328
	Discover Bank
4,000	8.700%, 11/18/2019	4,614
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,256
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,371
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	20,225
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,163
12,000	7.500%, 2/15/2019	13,563

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.9%) - continued
$10,000	2.000%, 4/25/2019	$10,067
5,000	1.875%, 4/23/2020[g]	5,031
10,000	2.241%, 11/15/2021[g]	9,953
10,000	2.429%, 11/29/2023[g]	10,170
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	411,623
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[f]	10,089
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,527
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,352
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,298
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,666
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,367
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[f]	15,010
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,125
	ING Capital Funding Trust III
10,000	4.438%, 12/29/2049[g,h]	9,937
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,079
15,000	3.875%, 1/15/2019	15,445
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	8,912
5,000	2.250%, 1/23/2020	5,066
15,000	2.700%, 5/18/2023	15,155
9,000	7.900%, 4/29/2049[h]	9,247
	KeyCorp
12,000	2.300%, 12/13/2018	12,189
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[f]	4,456
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	9,003
	Lloyds Bank plc
7,000	1.374%, 3/16/2018[g]	6,986
	Macquarie Bank, Ltd.
10,000	1.860%, 1/15/2019[f,g]	10,074
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,076
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[f]	13,997
	Morgan Stanley
16,000	6.625%, 4/1/2018	17,144
10,000	1.874%, 1/27/2020[g]	10,104
10,000	2.500%, 4/21/2021	10,125
10,000	4.875%, 11/1/2022	11,030
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	42,040
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	24,243
	National City Corporation
8,000	6.875%, 5/15/2019	9,011
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	10,051
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,182
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[f]	54,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.9%) - continued
	Realty Income Corporation
$12,000	2.000%, 1/31/2018	$12,080
	Regions Bank
7,000	7.500%, 5/15/2018	7,617
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,396
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	16,287
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,308
15,000	2.500%, 7/15/2021	15,398
	State Street Corporation
10,000	1.701%, 8/18/2020[g]	10,094
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,008
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,406
	Synchrony Financial
22,000	1.875%, 8/15/2017	22,044
5,000	1.989%, 2/3/2020[g]	4,891
	Toronto-Dominion Bank
10,000	1.542%, 1/22/2019[g]	10,073
10,000	1.786%, 12/14/2020[g]	10,089
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,738
	USB Realty Corporation
5,000	1.827%, 12/29/2049[f,g,h]	4,487
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,225
	Wells Fargo & Company
7,000	1.432%, 1/30/2020[g]	6,981
8,000	2.100%, 7/26/2021	7,973

	Total	1,624,003

Foreign Government (4.0%)
	Argentina Government International Bond
55,000	7.500%, 4/22/2026[f]	62,040
	Brazil Government International Bond
73,000	4.875%, 1/22/2021	77,928
100,000	2.625%, 1/5/2023	92,500
21,000	6.000%, 4/7/2026	23,258
45,000	7.125%, 1/20/2037	52,875
54,000	5.000%, 1/27/2045	49,005
	Colombia Government International Bond
45,000	4.375%, 7/12/2021	48,735
40,000	2.625%, 3/15/2023	39,460
40,000	4.000%, 2/26/2024	42,600
29,000	5.625%, 2/26/2044	33,567
54,000	5.000%, 6/15/2045	58,455
	Croatia Government International Bond
9,000	6.750%, 11/5/2019[f]	9,979
55,000	6.625%, 7/14/2020[f]	61,628
28,000	6.000%, 1/26/2024[f]	32,200
	Hungary Government International Bond
18,000	6.375%, 3/29/2021	20,858
70,000	5.750%, 11/22/2023	82,425
72,000	5.375%, 3/25/2024	83,613

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Foreign Government (4.0%) - continued
	Indonesia Government International Bond
$60,000	4.875%, 5/5/2021[f]	$66,010
45,000	3.375%, 4/15/2023[f]	46,366
66,000	5.875%, 1/15/2024[f]	77,832
60,000	4.125%, 1/15/2025[f]	64,009
36,000	8.500%, 10/12/2035[f]	54,489
90,000	5.125%, 1/15/2045[f]	102,629
	Mexico Government International Bond
26,000	4.350%, 1/15/2047	25,545
10,000	5.750%, 10/12/2110	10,575
28,000	3.625%, 3/15/2022	29,505
68,000	4.000%, 10/2/2023	72,658
70,000	3.600%, 1/30/2025	72,538
53,000	4.125%, 1/21/2026	57,002
18,000	6.750%, 9/27/2034	23,805
26,000	6.050%, 1/11/2040	31,655
50,000	4.750%, 3/8/2044	51,812
44,000	5.550%, 1/21/2045	50,985
77,000	4.600%, 1/23/2046	78,059
	Panama Government International Bond
27,000	4.000%, 9/22/2024	29,531
40,000	3.750%, 3/16/2025	43,150
40,000	6.700%, 1/26/2036	54,600
	Peru Government International Bond
21,000	5.625%, 11/18/2050	27,772
54,000	4.125%, 8/25/2027	61,695
45,000	8.750%, 11/21/2033	73,012
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	62,349
50,000	6.375%, 10/23/2034	72,674
20,000	5.000%, 1/13/2037	25,796
40,000	3.950%, 1/20/2040	45,686
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	46,473
20,000	4.875%, 1/22/2024[f]	22,864
18,000	6.125%, 1/22/2044[f]	24,300
	Russia Government International Bond
44,000	3.500%, 1/16/2019[f]	44,927
200,000	5.000%, 4/29/2020[f]	215,716
85,000	4.875%, 9/16/2023[f]	93,457
58,850	7.500%, 3/31/2030[f]	71,385
66,000	5.625%, 4/4/2042[f]	76,214
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,532
10,000	5.375%, 7/24/2044	10,865
	Turkey Government International Bond
18,000	7.500%, 11/7/2019	20,020
45,000	7.000%, 6/5/2020	49,793
85,000	5.125%, 3/25/2022	88,400
44,000	6.250%, 9/26/2022	48,290
22,000	5.750%, 3/22/2024	23,691
67,000	4.250%, 4/14/2026	65,530
54,000	6.875%, 3/17/2036	63,023
77,000	4.875%, 4/16/2043	71,857
18,000	6.625%, 2/17/2045	20,980

	Total	3,395,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$350,000	3.000%, 10/1/2031[c]	$367,630
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 10/1/2046[c]	268,159
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
100,000	3.000%, 10/1/2046[c]	103,934
1,275,000	3.500%, 10/1/2046[c]	1,345,324
550,000	4.000%, 10/1/2046[c]	590,692
425,000	4.500%, 10/1/2046[c]	465,431

	Total	3,141,170

Technology (0.7%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[f]	29,250
	Apple, Inc.
10,000	1.117%, 5/6/2020[g]	9,982
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,313
	Cisco Systems, Inc.
10,000	1.342%, 3/1/2019[g]	10,066
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,285
	Equinix, Inc.
40,000	5.750%, 1/1/2025	42,500
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	15,005
10,000	3.625%, 10/15/2020	10,607
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,200
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[f,i]	10,492
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[f]	30,450
	Intel Corporation
15,000	1.700%, 5/19/2021	15,119
10,000	3.100%, 7/29/2022	10,681
	Intel Corporation, Convertible
30,000	2.950%, 12/15/2035	41,419
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	23,216
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	57,075
38,000	3.000%, 11/15/2043	33,772
	NXP BV
35,000	3.875%, 9/1/2022[f]	36,662
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	70,650
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,265
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[f]	52,000
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,134
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	16,811

	Total	597,954

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Transportation (0.2%)
	Air Canada Pass Through Trust
$4,658	3.875%, 3/15/2023[f]	$4,530
	American Airlines Pass Through Trust
6,393	4.950%, 1/15/2023	6,952
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[f]	50,156
	Continental Airlines, Inc.
18,615	6.250%, 4/11/2020	19,965
	Delta Air Lines, Inc.
7,998	4.950%, 5/23/2019	8,418
	ERAC USA Finance, LLC
10,000	2.600%, 12/1/2021[f]	10,193
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,454
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[f]	13,007

	Total	123,675

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
115,000	1.125%, 8/31/2021	114,883
95,000	2.125%, 6/30/2022	99,368
230,000	1.625%, 2/15/2026	230,395

	Total	444,646

Utilities (0.5%)
	AES Corporation
26,748	7.375%, 7/1/2021	30,693
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,310
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,117
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,340
	Calpine Corporation
50,000	5.375%, 1/15/2023	49,812
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,279
	Dynegy, Inc.
55,000	7.375%, 11/1/2022	54,313
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,244
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019[f]	5,055
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	54,725
	Eversource Energy
5,000	1.600%, 1/15/2018	5,020
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,789
5,000	2.950%, 1/15/2020	5,153
	Fortis, Inc.
5,000	2.100%, 10/4/2021[f]	4,982
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,159
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,473
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,015
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,501
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,156
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Utilities (0.5%) - continued
	Sempra Energy
$14,000	6.150%, 6/15/2018	$15,050
5,000	2.400%, 3/15/2020	5,094
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,152
	Southern Company
10,000	1.850%, 7/1/2019	10,079
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,981

	Total	387,752

	Total Long-Term Fixed Income (cost $14,694,360)	15,030,165

Shares	Registered Investment Companies (4.8%)	Value
Equity Funds/ETFs (2.3%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,228
2,300	BlackRock Resources & Commodities Strategy Trust	18,745
1,025	Guggenheim Multi-Asset Income ETF	19,875
8,390	iShares MSCI EAFE Index Fund	496,101
17,030	Materials Select Sector SPDR Fund	813,182
10,970	Utilities Select Sector SPDR Fund	537,420
500	Vanguard REIT ETF	43,370

	Total	1,954,921

Fixed Income Funds/ETFs (2.5%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	61,681
3,250	Doubleline Income Solutions Fund	62,237
1,895	First Trust High Income Long/Short Fund	29,543
450	iShares J.P. Morgan USD Emerging Markets Bond ETF	52,744
13,473	iShares S&P U.S. Preferred Stock Index Fund	532,183
11,462	MFS Intermediate Income Trust	51,923
4,377	Pimco Dynamic Credit And Mortgage Income Fund	89,247
18,944	PowerShares Preferred Portfolio	286,623
29,660	PowerShares Senior Loan Portfolio	688,409
9,283	Templeton Global Income Fund	57,926
1,215	Vanguard Short-Term Corporate Bond ETF	97,868
4,234	Western Asset Emerging Markets Debt Fund, Inc.	68,845
6,718	Western Asset High Income Opportunity Fund, Inc.	33,926

	Total	2,113,155

	Total Registered Investment Companies (cost $4,096,449)	4,068,076

Shares	Preferred Stock (0.3%)	Value
Energy (<0.1%)
355	Alpha Natural Resources, Inc.[e]	2,087
355	ANR Holdings, Inc.[e]	543

	Total	2,630

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	69,594

	Total	69,594

Shares	Preferred Stock (0.3%)	Value
Real Estate (0.2%)
1,500	American Tower Corporation, Convertible, 5.500%	$164,385

	Total	164,385

	Total Preferred Stock (cost $230,508)	236,609

Shares or Principal Amount	Short-Term Investments (8.4%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.300%, 10/26/2016[k]	99,988
100,000	0.280%, 10/28/2016[k]	99,987
100,000	0.330%, 11/4/2016[k]	99,980
	Thrivent Core Short-Term Reserve Fund
682,009	0.750%	6,820,092

	Total Short-Term Investments (cost $7,120,019)	7,120,047

	Total Investments (cost $86,185,003) 104.9%	$89,064,287

	Other Assets and Liabilities, Net (4.9%)	(4,137,329)

	Total Net Assets 100.0%	$84,926,958

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $2,720,391 or 3.2% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Portfolio as of September 30, 2016 was $172,711 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$28,976
Digicel, Ltd., 4/15/2021	8/19/2013	57,097
Marlette Funding Trust, 1/17/2023	7/20/2016	93,095

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,592,159
Gross unrealized depreciation	(2,712,875)
Net unrealized appreciation (depreciation)	$2,879,284

Cost for federal income tax purposes	$86,185,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Growth and Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	608,746	–	608,746	–
Capital Goods	602,820	–	313,745	289,075
Communications Services	2,670,078	–	2,482,332	187,746
Consumer Cyclical	1,781,705	–	1,781,705	–
Consumer Non-Cyclical	1,586,147	–	1,515,214	70,933
Energy	575,632	–	370,820	204,812
Financials	586,709	–	586,709	–
Technology	1,087,297	–	1,087,297	–
Transportation	303,719	–	303,719	–
Utilities	144,710	–	144,710	–
Common Stock
Consumer Discretionary	8,395,116	6,076,246	2,318,870	–
Consumer Staples	2,862,873	1,640,301	1,222,572	–
Energy	3,243,919	2,142,701	1,101,218	–
Financials	6,977,287	3,470,873	3,506,414	–
Health Care	5,625,529	4,228,019	1,397,510	–
Industrials	5,965,991	3,273,227	2,692,764	–
Information Technology	8,067,989	7,617,911	450,078	–
Materials	1,595,250	567,246	1,028,004	–
Real Estate	8,261,748	7,408,538	853,210	–
Telecommunications Services	870,021	254,021	616,000	–
Utilities	796,104	465,340	330,764	–
Long-Term Fixed Income
Asset-Backed Securities	143,682	–	143,682	–
Basic Materials	311,211	–	311,211	–
Capital Goods	340,625	–	340,625	–
Collateralized Mortgage Obligations	1,694,529	–	1,694,529	–
Commercial Mortgage-Backed Securities	75,356	–	75,356	–
Communications Services	695,411	–	695,411	–
Consumer Cyclical	770,869	–	770,869	–
Consumer Non-Cyclical	749,754	–	749,754	–
Energy	534,346	–	534,346	–
Financials	1,624,003	–	1,212,380	411,623
Foreign Government	3,395,182	–	3,395,182	–
Mortgage-Backed Securities	3,141,170	–	3,141,170	–
Technology	597,954	–	597,954	–
Transportation	123,675	–	123,675	–
U.S. Government and Agencies	444,646	–	444,646	–
Utilities	387,752	–	387,752	–
Registered Investment Companies
Equity Funds/ETFs	1,954,921	1,954,921	–	–
Fixed Income Funds/ETFs	2,113,155	2,113,155	–	–
Preferred Stock
Energy	2,630	–	–	2,630
Health Care	69,594	–	69,594	–
Real Estate	164,385	164,385	–	–
Short-Term Investments	299,955	–	299,955	–

Subtotal Investments in Securities	$82,244,195	$41,376,884	$39,700,492	$1,166,819

Other Investments*	Total

Short-Term Investments	6,820,092

Subtotal Other Investments	$6,820,092

Total Investments at Value	$89,064,287

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	733	733	–	–

Total Asset Derivatives	$733	$733	$–	$–

Liability Derivatives
Futures Contracts	17,825	17,825	–	–

Total Liability Derivatives	$17,825	$17,825	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio's futures contracts held as of September 30, 2016. Investments and/or cash totaling $299,955 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(4)	December 2016	($523,925)	($524,500)	($575)
CBOT 2-Yr. U.S. Treasury Note	(13)	December 2016	(2,837,210)	(2,840,093)	(2,883)
CBOT 5-Yr. U.S. Treasury Note	1	December 2016	121,261	121,516	255
CBOT U.S. Long Bond	1	December 2016	168,878	168,156	(722)
CME E-mini S&P 500 Index	8	December 2016	864,924	864,160	(764)
CME S&P 500 Index	(5)	December 2016	(2,690,904)	(2,700,500)	(9,596)
CME Ultra Long Term U.S. Treasury Bond	1	December 2016	187,160	183,875	(3,285)
Ultra 10-Yr. U.S. Treasury Note	(2)	December 2016	(288,790)	(288,312)	478
Total Futures Contracts					($17,092)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Short Term Investment	$6,429,870	$8,908,384	$15,338,254	–	$–	$5,463
Core Short-Term Reserve Fund	–	24,766,225	17,946,133	682,009	6,820,092	15,658
Total Value and Income Earned	$6,429,870				$6,820,092	$21,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (16.9%)[a]	Value
Basic Materials (1.0%)
	Chemours Company, Term Loan
$558,537	3.750%, 5/12/2022[b,c]	$552,605
	Fortescue Metals Group, Ltd., Term Loan
1,101,761	3.750%, 6/30/2019	1,100,251
	Ineos US Finance, LLC, Term Loan
1,224,818	3.750%, 12/15/2020	1,226,962
	Tronox Pigments BV, Term Loan
679,060	4.500%, 3/19/2020	671,421

	Total	3,551,239

Capital Goods (1.1%)
	Accudyne Industries, LLC, Term Loan
411,858	4.000%, 12/13/2019	384,399
	ADS Waste Holdings, Inc., Term Loan
345,835	3.750%, 10/9/2019	345,997
	Berry Plastics Group, Inc., Term Loan
638,496	3.500%, 2/8/2020	638,898
	Cortes NP Acquisition Corporation, Term Loan
1,510,000	0.000%, 10/3/2023[b,c]	1,476,025
	HD Supply, Inc., Term Loan
180,000	0.000%, 10/16/2023[b,c]	180,225
	Rexnord, LLC, Term Loan
336,058	4.000%, 8/21/2020	336,354
	Reynolds Group, Inc., Term Loan
360,000	0.000%, 2/5/2023[b,c]	361,012

	Total	3,722,910

Communications Services (4.4%)
	Atlantic Broadband Penn, LLC, Term Loan
43,203	3.250%, 11/30/2019	43,203
	Birch Communication Inc., Term Loan
519,302	7.750%, 7/17/2020	397,266
	Block Communications, Inc., Term Loan
669,885	4.088%, 11/7/2021	673,235
	Cincinnati Bell, Inc., Term Loan
557,750	4.000%, 9/10/2020	559,423
	CSC Holdings, LLC, Term Loan
324,187	5.000%, 10/9/2022	324,525
	FairPoint Communications, Inc., Term Loan
680,746	7.500%, 2/14/2019	680,379
	Grande Communications Networks, LLC, Term Loan
619,221	4.500%, 5/29/2020	619,221
	Gray Television, Inc., Term Loan
378,377	3.938%, 6/13/2021	380,387
	Hargray Communications Group, Inc., Term Loan
633,617	5.250%, 6/26/2019	636,259
	Integra Telecom Holdings, Inc., Term Loan
435,099	5.250%, 8/14/2020	431,835
	Intelsat Jackson Holdings SA, Term Loan
264,628	3.750%, 6/30/2019	251,336
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	612,287

Principal Amount	Bank Loans (16.9%)[a]	Value
Communications Services (4.4%) - continued
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
$745,000	4.500%, 1/7/2022	$734,294
	LTS Buyer, LLC, Term Loan
677,250	4.088%, 4/13/2020	677,040
	MCC Georgia, LLC, Term Loan
459,425	3.750%, 6/30/2021	460,716
	NEP/NCP Holdco, Inc., Term Loan
1,198,875	4.250%, 1/22/2020[b,c]	1,192,880
	Nexstar Broadcasting, Inc., Term Loan
265,000	0.000%, 9/26/2023[b,c]	266,214
	Numericable US, LLC, Term Loan
645,125	4.564%, 7/29/2022	649,357
29,850	4.752%, 2/10/2023	30,046
424,575	5.002%, 1/15/2024	428,396
	SBA Senior Finance II, LLC, Term Loan
684,250	3.340%, 3/24/2021	685,447
	TNS, Inc., Term Loan
389,330	5.000%, 2/14/2020	391,521
	Univision Communications, Inc., Term Loan
575,294	4.000%, 3/1/2020	576,283
	Virgin Media Investment Holdings, Ltd., Term Loan
390,526	3.649%, 6/30/2023	392,081
	WideOpenWest Finance, LLC, Term Loan
850,000	4.500%, 8/18/2023	845,929
	WMG Acquisition Corporation, Term Loan
448,156	3.750%, 7/1/2020	447,596
	XO Communications, LLC, Term Loan
536,250	4.250%, 3/20/2021	537,146
	Yankee Cable Acquisition, LLC, Term Loan
559,796	4.250%, 3/1/2020	559,449
	Zayo Group, LLC, Term Loan
584,754	3.750%, 5/6/2021	587,192

	Total	15,070,943

Consumer Cyclical (2.9%)
	Amaya BV, Term Loan
1,099,283	5.000%, 8/1/2021	1,097,909
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	3.500%, 8/13/2021	546,392
	Cengage Learning Acquisitions, Term Loan
952,613	5.250%, 6/7/2023	951,422
	Ceridian HCM Holding, Inc., Term Loan
301,676	4.500%, 9/15/2020	294,511
	Charter Communications Operating, LLC, Term Loan
725,625	3.000%, 1/3/2021	727,555
	Dollar Tree, Inc., Term Loan
210,000	3.063%, 7/6/2022	211,313
	Golden Nugget, Inc., Term Loan
157,313	0.000%, 11/21/2019[b,c]	158,099
164,255	0.000%, 11/21/2019	165,076
	Golden Nugget, Inc., Term Loan Delayed Draw
64,563	0.000%, 11/21/2019[b,c]	64,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (16.9%)[a]	Value
Consumer Cyclical (2.9%) - continued
$70,395	0.000%, 11/21/2019	$70,747
	IMG Worldwide, Inc., Term Loan
747,844	5.250%, 5/6/2021	749,901
350,000	8.250%, 5/6/2022	349,346
	Jack Ohio Finance, LLC, Term Loan
188,292	5.000%, 6/20/2019[b,c]	183,899
	Michaels Stores, Inc., Term Loan
619,347	4.000%, 1/30/2023[b,c]	621,670
	Mohegan Tribal Gaming Authority, Term Loan
694,552	5.500%, 6/15/2018	693,858
775,000	0.000%, 9/30/2023[b,c]	770,156
	Scientific Games International, Inc., Term Loan
593,225	6.000%, 10/18/2020	594,892
1,280,565	6.000%, 10/1/2021	1,282,524
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,977	3.588%, 5/14/2020	44,032
	Seminole Indian Tribe of Florida, Term Loan
459,457	3.088%, 4/29/2020	460,606

	Total	10,038,793

Consumer Non-Cyclical (3.1%)
	Air Medical Group Holdings, Inc., Term Loan
538,650	5.000%, 4/28/2022	541,343
	Albertson's, LLC, Term Loan
313,427	4.750%, 12/21/2022	316,367
674,286	4.750%, 6/22/2023	680,725
	CHS/Community Health Systems, Inc., Term Loan
187,266	3.750%, 1/27/2021	183,654
1,017,860	4.000%, 1/27/2021[b,c]	998,521
	Endo Luxembourg Finance I Co Sarl, Term Loan
481,363	3.750%, 9/26/2022	480,024
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	658,165
138,950	4.000%, 10/30/2022	138,776
	Libbey Glass, Inc., Term Loan
325,476	3.750%, 4/9/2021	326,290
	LTF Merger Sub, Inc., Term Loan
617,187	4.250%, 6/10/2022	617,299
	Mallinckrodt International Finance SA, Term Loan
272,911	3.588%, 3/19/2021	272,827
	McGraw-Hill Global Education Holdings, LLC, Term Loan
802,988	5.000%, 5/4/2022	807,203
	MultiPlan, Inc., Term Loan
908,934	5.000%, 6/7/2023	919,868
	Ortho-Clinical Diagnostics, Inc., Term Loan
847,746	4.750%, 6/30/2021	827,968
	Owens-Brockway Glass Container, Inc., Term Loan
691,250	3.500%, 9/1/2022	695,570
	Sterigenics-Nordion Holdings, LLC, Term Loan
398,475	4.250%, 5/16/2022	399,471

Principal Amount	Bank Loans (16.9%)[a]	Value
Consumer Non-Cyclical (3.1%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,896,345	5.500%, 4/1/2022[b,c]	$1,901,276

	Total	10,765,347

Energy (1.0%)
	Arch Coal, Inc., Term Loan
609,250	7.500%, 5/16/2018[d]	465,059
	Energy Solutions, LLC, Term Loan
388,857	6.750%, 5/29/2020	386,913
	Exgen Renewables I, LLC, Term Loan
376,070	5.250%, 2/8/2021	379,360
	Houston Fuel Oil Terminal, LLC, Term Loan
402,944	4.250%, 8/19/2021	394,885
	McJunkin Red Man Corporation, Term Loan
347,118	5.000%, 11/8/2019	338,152
	MEG Energy Corporation, Term Loan
501,468	3.750%, 3/31/2020	466,782
	Pacific Drilling SA, Term Loan
575,662	4.500%, 6/3/2018	158,595
	Targa Resources Partners, LP, Term Loan
306,977	5.750%, 2/27/2022	306,977
	Western Refining, Inc., Term Loan
238,163	5.250%, 11/12/2020	237,420
164,588	5.500%, 6/23/2023	164,176

	Total	3,298,319

Financials (0.9%)
	DJO Finance, LLC, Term Loan
321,750	4.250%, 6/7/2020	315,717
	Harland Clarke Holdings Corporation, Term Loan
296,400	7.000%, 5/22/2018	292,449
526,500	7.000%, 12/31/2019	515,838
	MoneyGram International, Inc., Term Loan
678,243	4.250%, 3/27/2020	656,200
	TransUnion, LLC, Term Loan
682,505	3.588%, 4/9/2021	684,212
	WaveDivision Holdings, LLC, Term Loan
725,516	4.000%, 10/15/2019	725,211

	Total	3,189,627

Technology (1.8%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
991,837	3.524%, 2/1/2023	1,003,134
	First Data Corporation, Term Loan
619,576	4.525%, 3/24/2021	623,876
290,000	4.275%, 7/8/2022	291,522
	JDA Software Group, Inc., Term Loan
605,000	0.000%, 9/21/2023[b,c]	605,151
	Micron Technology, Inc., Term Loan
299,250	6.530%, 4/26/2022	302,296
	NXP BV, Term Loan
450,000	0.000%, 12/7/2020[b,c]	451,575
	ON Semiconductor Corporation, Term Loan
1,360,000	3.776%, 9/19/2023[b,c]	1,365,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (16.9%)[a]	Value
Technology (1.8%) - continued
	SS&C European Holdings SARL, Term Loan
$33,133	4.000%, 7/8/2022	$33,361
266,616	4.000%, 7/8/2022	268,451
	Versum Materials, Inc., Term Loan
180,000	0.000%, 9/21/2023[b,c]	180,751
	Western Digital Corporation, Term Loan
1,167,075	4.500%, 4/29/2023	1,178,022

	Total	6,303,729

Transportation (0.4%)
	OSG Bulk Ships, Inc., Term Loan
222,481	5.250%, 8/5/2019	221,647
	XPO Logistics, Inc., Term Loan
1,192,761	4.250%, 10/30/2021	1,198,975

	Total	1,420,622

Utilities (0.3%)
	Calpine Corporation, Term Loan
696,369	3.590%, 5/27/2022	697,874
	Intergen NV, Term Loan
381,665	5.500%, 6/12/2020	358,765

	Total	1,056,639

	Total Bank Loans (cost $58,721,332)	58,418,168

Shares	Common Stock (43.3%)	Value
Consumer Discretionary (6.9%)
4,710	Amazon.com, Inc.[e]	3,943,730
2,440	AutoZone, Inc.[e]	1,874,750
600	Bayerische Motoren Werke AG	44,283
400	Beiersdorf AG	37,757
10,000	Berkeley Group Holdings plc	334,135
1,300	Brembo SPA	77,574
11,800	Bridgestone Corporation	434,757
6,145	Bunzl plc	181,205
8,180	Burlington Stores, Inc.[e]	662,744
6,000	Calsonic Kansei Corporation	55,581
6,730	Cedar Fair, LP	385,562
100	Christian Dior SE	17,935
12,200	Cineworld Group plc	91,656
31,365	Comcast Corporation	2,080,754
2,700	Compass Group plc	52,290
200	Continental AG	42,140
48,200	Debenhams plc	34,817
14,500	Denso Corporation	578,616
13,100	Eutelsat Communications	271,137
21,490	Ford Motor Company	259,384
13,300	Fuji Heavy Industries, Ltd.	499,009
9,020	General Motors Company	286,565
15,000	Gunze, Ltd.	48,460
3,300	Hakuhodo Dy Holdings, Inc.	38,676
1,200	Hennes & Mauritz AB	33,871
32,600	Honda Motor Company, Ltd.	940,846
18,100	Inchcape plc	154,442
2,800	Intertek Group plc	126,402
8,100	Kingfisher plc	39,520
700	Koito Manufacturing Company, Ltd.	34,069
1,500	KOMERI Company, Ltd.	36,502
1,045	Linamar Corporation	43,634
1,000	LVMH Moet Hennessy Louis Vuitton SE	170,512
8,500	Marks and Spencer Group plc	36,466

Shares	Common Stock (43.3%)	Value
Consumer Discretionary (6.9%) - continued
7,360	Masonite International Corporation[e]	$457,571
21,620	MDC Partners, Inc.[f]	231,766
10,630	Newell Brands, Inc.	559,776
1,200	Nifco, Inc.	63,751
34,920	NIKE, Inc.	1,838,538
1,700	Nokian Renkaat Oyj	61,982
400	Paddy Power plc	45,231
19,400	Persimmon plc	456,142
8,615	Restoration Hardware Holdings, Inc.e,[f]	297,907
700	RTL Group SA	58,153
4,300	Sekisui House, Ltd.	73,258
6,100	SHOWA Corporation	32,143
2,700	Sky plc	31,293
14,390	Starbucks Corporation	779,075
13,800	Sumitomo Forestry Company, Ltd.	184,694
8,200	Sumitomo Rubber Industries, Ltd.	124,032
700	Swatch Group AG	38,975
14,000	Tatts Group, Ltd.	39,348
31,550	Time, Inc.	456,844
13,740	Toll Brothers, Inc.[e]	410,276
600	Toyota Motor Corporation	34,804
6,090	Tractor Supply Company	410,162
200	Valora Holding AG	56,994
7,000	Wacoal Holdings Corporation	79,015
21,400	Walt Disney Company	1,987,204
830	Whirlpool Corporation	134,593
1,800	Whitbread plc	91,354
11,850	Wolters Kluwer NV	506,604
8,700	WPP plc	204,498
4,400	Yokohama Rubber Company, Ltd.	70,432

	Total	23,766,196

Consumer Staples (2.3%)
13,010	AdvancePierre Foods Holdings, Inc.	358,556
12,740	Anheuser-Busch InBev NV ADR	1,674,163
6,800	Axfood AB	120,047
3,378	British American Tobacco plc	215,434
12,500	Coca-Cola HBC AG	290,393
2,600	Ebro Foods SA	60,477
650	George Weston, Ltd.	54,222
2,700	Henkel AG & Company KGaA	314,913
19,630	Imperial Brands plc	1,010,363
2,200	Jeronimo Martins SGPS SA	38,130
2,800	Kao Corporation	158,307
1,300	Kesko Oyj	59,891
34,782	Koninklijke Ahold Delhaize NV	792,198
3,800	Nestle SA	300,064
16,110	Philip Morris International, Inc.	1,566,214
796	Premium Brands Holdings Corporation	37,496
2,800	Suedzucker AG	77,870
800	Universal Corporation	46,576
8,410	Walgreens Boots Alliance, Inc.	678,014
5,670	WhiteWave Foods Company[e]	308,618

	Total	8,161,946

Energy (2.7%)
9,012	Baytex Energy Corporatione	38,261
238,042	BP plc	1,387,477
7,960	Continental Resources, Inc.[e]	413,602
3,947	Contura Energy, Inc.[e]	164,787
18,440	EOG Resources, Inc.	1,783,332
20,620	EQT Corporation	1,497,424
10,948	OMV AG	315,217
12,780	Parsley Energy, Inc.[e]	428,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (43.3%)	Value
Energy (2.7%) - continued
3,020	Pioneer Natural Resources Company	$560,663
9,446	Royal Dutch Shell plc	235,723
406	Royal Dutch Shell plc, Class A	10,100
21,700	Royal Dutch Shell plc, Class B	562,584
9,236	Statoil ASA	155,057
8,617	Total SA	409,832
535	Vantage Drilling International[e]	42,265
224,240	Weatherford International plc[e]	1,260,229

	Total	9,264,811

Financials (5.8%)
2,900	Affiliated Managers Group, Inc.[e]	419,630
5,400	AIA Group, Ltd.	36,314
9,000	Allianz SE	1,337,499
51,650	Apollo Investment Corporation	299,570
23,800	Ares Capital Corporation	368,900
20,100	Australia & New Zealand Banking Group, Ltd.	428,162
34,600	Banco Santander SA	153,498
24,400	Bank of East Asia, Ltd.	99,585
4,806	Bank of Montreal	314,929
16,255	Bank of Nova Scotia	861,349
12,360	Bank of the Ozarks, Inc.	474,624
467	Canadian Imperial Bank of Commerce	36,212
1,674	Canadian Western Bank	32,218
10,000	Chiba Bank, Ltd.	56,792
5,954	CI Financial Corporation	114,228
31,118	Citigroup, Inc.	1,469,703
11,200	CNP Assurances	188,171
1,800	Danske Bank AS	52,661
36,388	Direct Line Insurance Group plc	171,886
27,620	Encore Capital Group, Inc.[e,f]	620,898
10,300	Erste Group Bank AG	305,002
1,900	EXOR SPA	76,934
48,800	FlexiGroup, Ltd.	87,132
75,000	Fukuoka Financial Group, Inc.	311,726
2,657	Genworth MI Canada, Inc.	68,372
400	Groupe Bruxelles Lambert SA	35,505
9,400	Hang Seng Bank, Ltd.	168,742
4,200	Hannover Rueckversicherung SE	450,223
61,300	Henderson Group plc	184,016
2,472	Intact Financial Corporation	178,699
6,200	Intercontinental Exchange, Inc.	1,670,032
47,600	Investec plc	290,157
23,730	J.P. Morgan Chase & Company	1,580,181
42,180	KeyCorp	513,331
6,300	Macquarie Group, Ltd.	398,441
155,800	Mizuho Financial Group, Inc.	262,591
3,000	MS and AD Insurance Group Holdings, Inc.	83,614
2,900	National Australia Bank, Ltd.	62,338
18,583	National Bank of Canada	658,928
9,100	Nordea Bank AB	90,367
12,400	Old Mutual plc	32,503
11,320	Power Corporation of Canada	239,783
1,606	Power Financial Corporation	37,214
5,900	Raymond James Financial, Inc.	343,439
2,032	Schroders plc	70,960
7,500	Swiss Re AG	677,388
43,180	Synchrony Financial	1,209,040
17,900	T&D Holdings, Inc.	201,932
1,300	Talanx AG	39,670
1,000	Tokio Marine Holdings, Inc.	38,350
2,988	Toronto-Dominion Bank	132,643
23,300	United Overseas Bank, Ltd.	323,259

Shares	Common Stock (43.3%)	Value
Financials (5.8%) - continued
22,700	Westpac Banking Corporation	$516,475
14,950	XL Group, Ltd.	502,768
18,950	Zions Bancorporation	587,829

	Total	19,966,413

Health Care (4.6%)
54,400	Abbott Laboratories	2,300,576
15,870	Akorn, Inc.[e]	432,616
6,840	Allergan plc[e]	1,575,321
400	Anthem, Inc.	50,124
3,400	CSL, Ltd.	279,584
6,968	Essilor International SA	898,845
9,060	Gilead Sciences, Inc.	716,827
5,400	Grifols SA	116,399
5,400	Hikma Pharmaceuticals plc	141,057
12,870	Hologic, Inc.[e]	499,742
470	ICON plce	36,364
600	Laboratory Corporation of America Holdings[e]	82,488
900	Lonza Group AG	172,259
19,350	Medtronic plc	1,671,840
34,560	Merck & Company, Inc.	2,156,890
3,000	Merck KGaA	323,596
9,700	Novartis AG	765,527
9,700	Novo Nordisk AS	404,284
20,590	Pfizer, Inc.	697,383
1,000	Roche Holding AG-Genusschein	248,499
8,400	Sanofi	639,671
2,960	Teleflex, Inc.	497,428
9,290	Vertex Pharmaceuticals, Inc.[e]	810,181
3,170	Waters Corporatione	502,413

	Total	16,019,914

Industrials (4.9%)
9,500	ABB, Ltd.	214,111
2,900	Adecco SA	163,461
34,400	Air New Zealand, Ltd.	46,663
4,500	Amada Holdings Company, Ltd.	46,810
1,300	Andritz AG	70,743
22,000	Asahi Glass Company, Ltd.	142,251
1,400	Atlas Copco Aktiebolag	42,146
3,500	Babcock International Group plc	46,858
2,000	Berendsen plc	32,154
600	Brenntag AG	32,790
6,294	Canadian National Railway Company	411,428
2,800	Capita plc	24,255
20,000	Cathay Pacific Airways, Ltd.	27,959
6,000	Dai Nippon Printing Company, Ltd.	58,858
5,548	Dart Group plc	30,130
300	DCC plc	27,257
10,560	Delta Air Lines, Inc.	415,642
4,200	Deutsche Post AG	131,496
3,000	DSV AS	149,686
3,500	East Japan Railway Company	315,924
8,900	EMCOR Group, Inc.	530,618
3,190	Equifax, Inc.	429,310
900	Flughafen Zuerich AG	175,944
2,000	Fraport AG Frankfurt Airport Services Worldwide	109,461
100	Georg Fischer AG	87,669
2,300	Hitachi Transport System, Ltd.	45,958
700	Hochtief AG	98,788
13,310	Illinois Tool Works, Inc.	1,595,070
2,800	Inaba Denki Sangyo Company, Ltd.	101,209
27,500	Ingersoll-Rand plc	1,868,350
54,700	ITOCHU Corporation	688,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (43.3%)	Value
Industrials (4.9%) - continued
26,780	Jacobs Engineering Group, Inc.[e]	$1,385,062
1,700	Jardine Matheson Holdings, Ltd.	103,037
5,000	Kamigumi Company, Ltd.	43,620
13,300	KITZ Corporation	73,612
14,500	KONE Oyj	736,126
3,032	Koninklijke Boskalis Westminster NV	107,912
700	Kuehne & Nagel International AG	101,728
2,600	Kurita Water Industries, Ltd.	61,779
600	Legrand SA	35,372
19,100	Marubeni Corporation	98,119
13,330	Masco Corporation	457,352
20,600	Meggitt plc	120,235
4,160	Middleby Corporatione	514,259
5,200	MIRAIT Holdings Corporation	44,309
17,000	Mitsubishi Electric Corporation	217,884
6,000	Mitsuboshi Belting, Ltd.	50,983
34,600	Mitsui & Company, Ltd.	479,518
9,000	Nippon Express Company, Ltd.	42,075
9,900	Nitto Kogyo Corporation	129,959
2,200	Randstad Holding NV	100,040
262	Rieter Holding AG	53,153
4,900	Sanwa Holdings Corporation	47,437
200	Schindler Holding AG	37,882
1,000	Schindler Holding AG, Participation Certificate	187,782
5,000	Siemens AG	586,305
2,900	Skanska AB	67,752
5,100	SKF AB	88,074
8,400	Smiths Group plc	159,451
1,400	Southwest Airlines Company	54,446
1,500	TOTO, Ltd.	56,711
14,290	Union Pacific Corporation	1,393,704
8,000	Vinci SA	612,630
4,770	WABCO Holdings, Inc.[e]	541,538
2,084	WSP Global, Inc.	65,652
1,700	Yuasa Trading Company, Ltd.	39,057

	Total	17,056,203

Information Technology (6.6%)
2,230	Alphabet, Inc., Class Ae	1,793,054
1,165	Alphabet, Inc., Class Ce	905,543
24,260	Apple, Inc.	2,742,593
5,100	Canon, Inc.	148,065
6,720	Check Point Software Technologies, Ltd.[e]	521,539
13,240	Facebook, Inc.[e]	1,698,295
22,310	Finisar Corporation[e]	664,838
11,900	FUJIFILM Holdings NPV	440,810
2,600	Halma plc	35,300
1,000	Hoya Corporation	40,228
18,950	Juniper Networks, Inc.	455,937
2,700	Kyocera Corporation	129,744
1,300	Micro Focus International plc	37,003
36,710	Microsoft Corporation	2,114,496
5,000	NEC Networks & System Integration Corporation	85,170
1,600	Nice, Ltd.	106,538
2,700	NS Solutions Corporation	47,184
800	NTT Data Corporation	39,956
1,810	NVIDIA Corporation	124,021
500	Oracle Corporation Japan	28,249
4,840	Palo Alto Networks, Inc.[e]	771,157
48,910	Pandora Media, Inc.[e,f]	700,880
35,560	PayPal Holdings, Inc.[e]	1,456,893
9,020	Plantronics, Inc.	468,679
32,610	Pure Storage, Inc.[e,f]	441,866

Shares	Common Stock (43.3%)	Value
Information Technology (6.6%) - continued
7,750	Salesforce.com, Inc.[e]	$552,807
400	SAP SE	36,581
1,100	Trend Micro, Inc.	38,374
8,350	Twitter, Inc.[e,f]	192,468
2,910	Ultimate Software Group, Inc.[e]	594,775
900	United Internet AG	39,859
15,200	Vantiv, Inc.[e]	855,304
26,270	Visa, Inc.	2,172,529
45,880	Xilinx, Inc.	2,493,119

	Total	22,973,854

Materials (1.4%)
2,600	Adeka Corporation	35,972
900	Air Liquide SA	96,513
2,800	Amcor, Ltd.	32,613
1,450	Ashland Global Holdings, Inc.	168,128
35,700	BHP Billiton, Ltd.	618,414
1,900	Croda International plc	85,736
3,620	Crown Holdings, Inc.[e]	206,666
30,600	Daicel Corporation	386,695
8,000	Denki Kagaku Kogyo KK	34,647
4,850	Domtar Corporation	180,081
1,970	Eagle Materials, Inc.	152,281
1,200	Evonik Industries AG	40,625
2,940	FMC Corporation	142,120
100	Givaudan SA	203,872
3,900	Hexpol AB	34,969
3,000	JSR Corporation	47,153
6,400	Kuraray Company, Ltd.	94,944
15,100	Mitsubishi Chemical Holdings Corporation	94,668
3,000	Mitsubishi Gas Chemical Company, Inc.	42,951
1,900	Mitsubishi Materials Corporation	51,970
600	Nippon Shokubai Company, Ltd.	37,484
500	Nitto Denko Corporation	32,473
64,452	Norsk Hydro ASA	278,675
17,100	Orora, Ltd.	41,472
3,090	Packaging Corporation of America	251,093
1,920	PPG Industries, Inc.	198,451
14	Rio Tinto, Ltd.	557
6,300	RPC Group plc	78,289
8,300	Steel Dynamics, Inc.	207,417
3,000	Sumitomo Metal Mining Company, Ltd.	41,435
1,600	Sumitomo Seika Chemicals Company, Ltd.	56,706
7,000	Tosoh Corporation	43,145
12,097	UPM-Kymmene Oyj	255,424
20,516	Verso Corporatione	132,328
11,756	Yara International ASA	391,745

	Total	4,797,712

Real Estate (6.8%)
2,000	Acadia Realty Trust	72,480
1,750	Agree Realty Corporation	86,520
8,040	Alexandria Real Estate Equities, Inc.	874,511
1,450	American Campus Communities, Inc.	73,762
4,200	American Homes 4 Rent	90,888
3,950	Apartment Investment & Management Company	181,344
3,500	Apple Hospitality REIT, Inc.	64,785
2,900	AvalonBay Communities, Inc.	515,736
1,200	Bluerock Residential Growth REIT, Inc.	15,600
5,550	Boston Properties, Inc.	756,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (43.3%)	Value
Real Estate (6.8%) - continued
2,000	Brandywine Realty Trust	$31,240
28,668	Brixmor Property Group, Inc.	796,684
7,980	Camden Property Trust	668,245
33,400	CapitaMall Trust	53,212
1,800	Care Capital Properties, Inc.	51,300
1,024	Chesapeake Lodging Trust	23,450
650	CoreSite Realty Corporation	48,126
5,280	Crown Castle International Corporation	497,429
5,200	CubeSmart	141,752
2,100	CyrusOne, Inc.	99,897
400	Daito Trust Construction Company, Ltd.	63,976
800	DCT Industrial Trust, Inc.	38,840
6,300	DDR Corporation	109,809
5,100	Derwent London plc	171,901
51,200	DEXUS Property Group	359,863
1,414	DiamondRock Hospitality Company	12,867
3,168	Digital Realty Trust, Inc.	307,676
1,400	Douglas Emmett, Inc.	51,282
31,960	Duke Realty Corporation	873,467
1,150	DuPont Fabros Technology, Inc.	47,438
1,200	Education Realty Trust, Inc.	51,768
1,319	EPR Properties	103,858
2,012	Equinix, Inc.	724,823
2,000	Equity Lifestyle Properties, Inc.	154,360
1,100	Equity One, Inc.	33,671
10,210	Equity Residential	656,809
1,425	Essex Property Trust, Inc.	317,347
3,000	Extra Space Storage, Inc.	238,230
1,100	Federal Realty Investment Trust	169,323
2,000	First Industrial Realty Trust, Inc.	56,440
2,800	Forest City Realty Trust, Inc.	64,764
30,600	Frasers Centrepoint Trust	49,366
2,950	Gaming and Leisure Properties, Inc.	98,678
12,086	General Growth Properties, Inc.	333,574
1,400	GEO Group, Inc.	33,292
5,200	Gramercy Property Trust	50,128
3,800	Great Portland Estates plc	31,162
17,110	H&R Real Estate Investment Trust	292,524
4,300	Hamborner REIT AG	45,488
8,400	HCP, Inc.	318,780
2,600	Healthcare Realty Trust, Inc.	88,556
3,650	Healthcare Trust of America, Inc.	119,063
2,900	Highwoods Properties, Inc.	151,148
3,600	Hospitality Properties Trust	106,992
16,096	Host Hotels & Resorts, Inc.	250,615
2,200	Hudson Pacific Properties, Inc.	72,314
7,000	Hufvudstaden AB	121,286
61,000	Hysan Development Company, Ltd.	287,008
4,400	Iron Mountain, Inc.	165,132
1,700	Kilroy Realty Corporation	117,895
11,200	Kimco Realty Corporation	324,240
1,403	Lamar Advertising Company	91,630
2,400	LaSalle Hotel Properties	57,288
2,100	Liberty Property Trust	84,735
915	Life Storage, Inc.	81,380
11,000	Link REIT	81,203
3,150	Macerich Company	254,740
6,400	Medical Properties Trust, Inc.	94,528
1,700	Mid-America Apartment Communities, Inc.	159,783
1,500	National Health Investors, Inc.	117,720
4,600	National Retail Properties, Inc.	233,910
450	National Storage Affiliates Trust	9,423

Shares	Common Stock (43.3%)	Value
Real Estate (6.8%) - continued
226,510	New World Development Company, Ltd.	$297,021
3,500	NorthStar Realty Finance Corporation	46,095
3,050	Omega Healthcare Investors, Inc.	108,123
1,600	Outfront Media, Inc.	37,840
3,400	Parkway Properties, Inc.	57,834
1,200	Pebblebrook Hotel Trust	31,920
4,500	Physicians Realty Trust	96,930
989	Post Properties, Inc.	65,403
16,223	Prologis, Inc.	868,579
3,740	Public Storage, Inc.	834,544
919	QTS Realty Trust, Inc.	48,569
2,900	Realty Income Corporation	194,097
3,000	Regency Centers Corporation	232,470
2,050	Retail Opportunity Investments Corporation	45,018
3,500	Retail Properties of America, Inc.	58,800
1,994	RioCan Real Estate Investment Trust	41,371
4,592	RLJ Lodging Trust	96,570
3,171	Senior Housing Property Trust	72,013
8,903	Simon Property Group, Inc.	1,843,010
2,300	SL Green Realty Corporation	248,630
16,900	Spirit Realty Captial, Inc.	225,277
92,857	Stockland	340,082
3,760	Store Capital Corporation	110,807
4,300	Summit Hotel Properties, Inc.	56,588
1,400	Sun Communities, Inc.	109,872
4,162	Sunstone Hotel Investors, Inc.	53,232
400	Swiss Prime Site AGe	35,128
1,932	Tanger Factory Outlet Centers, Inc.	75,271
800	Taubman Centers, Inc.	59,528
6,400	UDR, Inc.	230,336
2,400	Urban Edge Properties	67,536
600	Urstadt Biddle Properties, Inc.	13,332
6,900	Ventas, Inc.	487,347
14,319	VEREIT, Inc.	148,488
6,690	Vornado Realty Trust	677,095
2,300	Weingarten Realty Investors	89,654
15,173	Welltower, Inc.	1,134,485
6,000	Wharf Holdings, Ltd.	44,019
8,000	Wheelock and Company, Ltd.	47,518
53,100	Wing Tai Holdings, Ltd.	65,902
1,200	WP Carey, Inc.	77,436

	Total	23,549,233

Telecommunications Services (0.7%)
2,267	BCE, Inc.	104,697
29,000	BT Group plc	145,908
11,000	Elisa Oyj	405,388
7,500	Freenet AG	219,516
126,585	KCOM Group plc	190,202
700	Millicom International Cellular SA	36,268
900	Nippon Telegraph & Telephone Corporation	41,162
10,400	Orange SA	162,943
147,000	PCCW, Ltd.	90,540
3,700	Proximus SA	110,690
12,600	Telefonica Deutschland Holding AG	50,802
8,453	Telenor ASA	145,357
13,000	Vodafone Group plc	37,283
23,400	Zayo Group Holdings, Inc.[e]	695,214

	Total	2,435,970

Utilities (0.6%)
4,200	E.ON SE	29,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (43.3%)	Value
Utilities (0.6%) - continued
63,700	Electricidade de Portugal SA	$213,779
26,100	MDU Resources Group, Inc.	663,984
10,610	NorthWestern Corporation	610,393
93,000	Osaka Gas Company, Ltd.	390,063
43,300	Redes Energeticas Nacionais SGPS SA	126,564
7,000	Toho Gas Company, Ltd.	65,549
8,800	United Utilities Group plc	114,300

	Total	2,214,484

	Total Common Stock (cost $136,587,891)	150,206,736

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Asset-Backed Securities (1.7%)
	Asset Backed Securities Corporation Home Equity Loan Trust
348,120	0.665%, 7/25/2036[g]	313,309
	Bayview Opportunity Master Fund Trust
75,249	3.623%, 4/28/2030[h]	74,892
191,574	3.228%, 7/28/2034*,i	191,196
349,624	3.721%, 7/28/2035[h,i]	349,376
	Credit Based Asset Servicing and Securitization, LLC
262,712	5.501%, 12/25/2036[i]	195,355
	Earnest Student Loan Program, LLC
369,380	2.680%, 7/25/2035[h]	368,266
	First Horizon ABS Trust
159,399	0.685%, 10/25/2034[g,j]	147,474
	GMAC Mortgage Corporation Loan Trust
338,994	1.024%, 8/25/2035[g,j]	317,754
322,033	0.704%, 12/25/2036[g,j]	290,805
	IndyMac Seconds Asset-Backed Trust
234,512	0.865%, 10/25/2036[g,j]	149,864
	J.P. Morgan Mortgage Acquisition Trust
184,623	6.472%, 3/25/2047[i]	128,761
	Lehman XS Trust
192,771	5.440%, 8/25/2035[i]	169,339
	Marlette Funding Trust
419,052	3.060%, 1/17/2023*	419,531
	Merrill Lynch Mortgage Investors Trust
353,502	2.823%, 6/25/2035	233,667
	NRZ Advance Receivables Trust Advance Receivables Backed
451,000	2.751%, 6/15/2049*	451,176
	Preferred Term Securities XXIII, Ltd.
485,388	1.050%, 12/22/2036*,g	360,095
	Preston Ridge Partners Mortgage Trust, LLC
275,000	4.000%, 9/27/2021*,i	275,550
	Pretium Mortgage Credit Partners, LLC
244,096	7.125%, 7/27/2031*,i	244,827
	Sunset Mortgage Loan Company, LLC
123,687	4.459%, 9/18/2045*,i	123,555
166,918	3.844%, 7/16/2047*,i	166,960
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	68,900

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Asset-Backed Securities (1.7%) - continued
	US Residential Opportunity Fund Trust
$344,313	3.475%, 7/27/2036*	$344,985
	Vericrest Opportunity Loan Transferee
110,293	3.375%, 10/25/2058*,i	110,073
118,308	3.500%, 6/26/2045[h]	118,315
	Wachovia Asset Securitization, Inc.
464,421	0.665%, 7/25/2037*,g,j	386,959

	Total	6,000,984

Basic Materials (0.6%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	99,045
	Alcoa Netherlands Holding BV
90,000	6.750%, 9/30/2024[h]	93,487
	ArcelorMittal SA
190,000	6.500%, 3/1/2021[f]	211,375
	Dow Chemical Company
86,000	8.550%, 5/15/2019	100,865
	Glencore Funding, LLC
65,000	1.739%, 4/16/2018[g,h]	64,269
	INEOS Group Holdings SA
380,000	5.625%, 8/1/2024[f,h]	372,875
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	85,863
	Newmont Mining Corporation, Convertible
200,000	1.625%, 7/15/2017	218,000
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[h]	349,597
	Royal Gold, Inc., Convertible
150,000	2.875%, 6/15/2019	167,531
	RPM International, Inc., Convertible
145,000	2.250%, 12/15/2020	173,728

	Total	1,936,635

Capital Goods (0.7%)
	Ball Corporation
200,000	4.375%, 12/15/2020	213,500
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022	163,525
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[h]	299,600
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[h]	303,660
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020	318,725
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	197,125
	General Electric Company
103,000	5.000%, 12/29/2049[k]	109,535
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	67,098
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[h]	351,050
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,751
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	295,800

	Total	2,391,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Collateralized Mortgage Obligations (3.6%)
	Alternative Loan Trust
$74,566	5.500%, 5/25/2035	$74,375
	Angel Oak Mortgage Trust
219,513	4.500%, 11/25/2045*,i	220,130
	Banc of America Alternative Loan Trust
483,172	6.000%, 11/25/2035	427,802
	Banc of America Mortgage Securities, Inc.
162,912	3.226%, 9/25/2035	149,185
	Bayview Opportunity Master Fund Trust
390,230	3.475%, 7/28/2031[h]	389,945
	Bear Stearns ALT-A Trust
183,195	3.071%, 10/25/2033	178,633
	COLT Mortgage Loan Trust
350,000	2.750%, 9/25/2046*	352,032
	Countrywide Alternative Loan Trust
424,768	6.500%, 8/25/2036	289,562
	Countrywide Home Loan Mortgage Pass Through Trust
323,973	2.834%, 11/25/2035	265,553
	Credit Suisse First Boston Mortgage Securities Corporation
285,140	5.250%, 10/25/2035	277,676
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
318,050	2.330%, 8/25/2035	245,486
514,460	5.500%, 11/25/2035	513,017
342,383	1.277%, 4/25/2047[g]	290,968
	GMAC Mortgage Corporation Loan Trust
235,175	3.407%, 5/25/2035	216,852
	HarborView Mortgage Loan Trust
257,878	3.098%, 7/19/2035	226,550
160,724	3.232%, 12/19/2035	139,679
	IndyMac INDA Mortgage Loan Trust
232,266	3.180%, 8/25/2036	220,614
	IndyMac INDX Mortgage Loan Trust
427,787	0.735%, 4/25/2046[g]	314,357
	J.P. Morgan Alternative Loan Trust
568,105	6.500%, 3/25/2036	468,016
	J.P. Morgan Mortgage Trust
434,364	3.229%, 8/25/2035	430,277
465,763	2.932%, 1/25/2037	415,735
	Merrill Lynch Mortgage Investors Trust
427,701	6.250%, 8/25/2036	342,738
	MortgageIT Trust
622,975	0.785%, 12/25/2035[g]	557,217
684,875	0.725%, 4/25/2036[g]	506,761
	New York Mortgage Trust
171,411	3.005%, 5/25/2036	154,332
	Residential Accredit Loans, Inc. Trust
335,945	5.750%, 9/25/2035	300,985
	Residential Funding Mortgage Security I Trust
569,311	6.000%, 7/25/2037	525,995
	Structured Adjustable Rate Mortgage Loan Trust
351,240	2.926%, 1/25/2035	287,068
224,544	3.268%, 7/25/2035	191,667
355,784	3.332%, 9/25/2035	292,006

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Collateralized Mortgage Obligations (3.6%) - continued
	Structured Asset Mortgage Investments, Inc.
$823,460	0.835%, 12/25/2035[g]	$574,828
	Vericrest Opportunity Loan Transferee
397,763	3.500%, 7/25/2046[h,i]	398,025
	WaMu Mortgage Pass Through Certificates
102,650	5.000%, 11/25/2018	104,430
161,956	2.026%, 1/25/2037	137,163
291,644	1.247%, 1/25/2047[g]	227,399
	Washington Mutual Mortgage Pass Through Certificates Trust
419,519	1.257%, 2/25/2047[g]	312,527
	Wells Fargo Mortgage Backed Securities Trust
262,999	3.027%, 10/25/2036	244,103
142,596	2.894%, 3/25/2036	142,268
489,522	3.018%, 7/25/2036	479,115
281,544	6.000%, 7/25/2037	279,785
238,075	6.000%, 7/25/2037	237,600

	Total	12,402,456

Commercial Mortgage-Backed Securities (<0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
150,740	5.568%, 10/12/2041	150,712

	Total	150,712

Communications Services (1.6%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[h]	205,500
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	301,875
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	77,614
	American Tower Corporation
65,000	2.800%, 6/1/2020	66,676
	AT&T, Inc.
86,000	5.875%, 10/1/2019	96,217
65,000	1.768%, 6/30/2020[g]	65,562
60,000	2.800%, 2/17/2021	61,737
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[h]	103,712
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[h]	323,300
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	246,387
40,000	7.500%, 4/1/2024	42,700
	Charter Communications Operating, LLC
72,000	3.579%, 7/23/2020[h]	75,254
32,000	4.464%, 7/23/2022[h]	34,530
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	208,250
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[h]	217,423
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,629
35,000	2.250%, 9/1/2021	34,972
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[h]	20,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Communications Services (1.6%) - continued
	Digicel, Ltd.
$257,936	6.000%, 4/15/2021*	$227,861
	DISH Network Corporation, Convertible
460,000	3.375%, 8/15/2026[h]	503,700
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020	296,656
	Hughes Satellite Systems Corporation
246,000	6.500%, 6/15/2019	269,062
	Liberty Interactive, LLC, Convertible
220,000	1.750%, 9/30/2046[h]	232,375
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[h]	117,000
	Nexstar Escrow Corporation
335,000	5.625%, 8/1/2024[h]	335,837
	Sprint Corporation
290,000	7.625%, 2/15/2025	287,100
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	79,841
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	263,125
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[h]	202,500
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	243,733
106,000	4.500%, 9/15/2020	116,321

	Total	5,393,899

Consumer Cyclical (1.6%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[h]	312,625
	AmeriGas Finance, LLC
100,000	5.625%, 5/20/2024	106,000
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[h]	80,126
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[h]	202,000
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	264,315
	Corrections Corporation of America
190,000	5.000%, 10/15/2022	171,950
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[h]	55,323
	eBay, Inc.
55,000	2.500%, 3/9/2018	55,778
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[h]	107,690
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	136,455
87,000	2.597%, 11/4/2019	88,365
	General Motors Financial Company, Inc.
40,000	3.150%, 1/15/2020	40,759
150,000	4.375%, 9/25/2021	160,208
	Home Depot, Inc.
65,000	1.220%, 9/15/2017[g]	65,179
65,000	2.625%, 6/1/2022	67,497
	Hyundai Capital America
84,000	1.450%, 2/6/2017[h]	84,074
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[h]	285,967

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Consumer Cyclical (1.6%) - continued
	KB Home
$189,000	4.750%, 5/15/2019	$193,016
	L Brands, Inc.
273,000	6.625%, 4/1/2021	314,632
	Lennar Corporation
225,000	4.500%, 11/15/2019	237,094
	Live Nation Entertainment, Inc.
335,000	5.375%, 6/15/2022[h]	345,888
	Macy's Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	69,071
	MGM Resorts International
300,000	6.000%, 3/15/2023	325,500
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	57,302
	PulteGroup, Inc.
335,000	4.250%, 3/1/2021	351,750
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	62,050
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022[f]	563,255
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	78,755
	Visa, Inc.
65,000	2.200%, 12/14/2020	66,662
	Walgreens Boots Alliance, Inc.
55,000	1.750%, 5/30/2018	55,301
55,000	2.600%, 6/1/2021	56,285
	West Corporation
210,000	5.375%, 7/15/2022[h]	205,800
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[h]	318,725

	Total	5,585,397

Consumer Non-Cyclical (1.4%)
	Actavis Funding SCS
40,000	2.100%, 3/12/2020[g]	40,673
	Anheuser-Busch InBev Finance, Inc.
90,000	2.017%, 2/1/2021[g]	92,371
65,000	2.650%, 2/1/2021	67,073
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	123,600
	BAT International Finance plc
65,000	1.360%, 6/15/2018[g,h]	65,209
	Baxter International, Inc.
40,000	1.700%, 8/15/2021	39,709
	Becton, Dickinson and Company
80,000	1.450%, 5/15/2017	80,132
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,187
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	67,984
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,614
	Celgene Corporation
65,000	3.550%, 8/15/2022	69,061
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	206,000
	CVS Health Corporation
86,000	2.250%, 12/5/2018	87,548
	EMD Finance, LLC
39,000	1.207%, 3/17/2017[g,h]	39,017
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[h]	293,525
	Express Scripts Holding Company
55,000	3.900%, 2/15/2022	59,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Forest Laboratories, Inc.
$109,000	4.375%, 2/1/2019[h]	$114,823
	Gilead Sciences, Inc.
65,000	3.250%, 9/1/2022	69,021
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	207,000
	HCA, Inc.
227,936	4.750%, 5/1/2023	237,623
115,000	4.500%, 2/15/2027	115,719
	Iconix Brand Group, Inc., Convertible
240,000	1.500%, 3/15/2018	207,000
	Intercept Pharmaceuticals, Inc., Convertible
150,000	3.250%, 7/1/2023	167,719
	JBS USA, LLC
290,000	5.750%, 6/15/2025[h]	284,925
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,661
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	67,698
	Merck & Company, Inc.
40,000	1.182%, 2/10/2020[g]	40,158
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	56,963
	Mylan NV
65,000	2.500%, 6/7/2019[h]	65,577
30,000	3.750%, 12/15/2020[h]	31,331
	Perrigo Finance plc
40,000	3.500%, 12/15/2021	41,346
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[h]	213,500
	Post Holdings, Inc.
350,000	5.000%, 8/15/2026[h]	348,250
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	232,495
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,823
	SABMiller plc
78,000	6.500%, 7/15/2018[h]	84,765
	Safeway, Inc.
17,000	3.400%, 12/1/2016	16,966
	Spectrum Brands, Inc.
130,000	5.750%, 7/15/2025	140,400
	Teva Pharmaceutical Finance Netherlands III BV
65,000	1.700%, 7/19/2019	64,853
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	207,000
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[h]	211,411
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[h]	48,336

	Total	4,789,411

Energy (1.1%)
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	68,315
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	201,500
	Boardwalk Pipelines, LP
79,000	5.875%, 11/15/2016	79,366

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Energy (1.1%) - continued
	BP Capital Markets plc
$60,000	1.676%, 5/3/2019	$60,234
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	101,000
	Chesapeake Energy Corporation, Convertible
400,000	5.500%, 10/5/2026[h]	401,828
	Chevron Corporation
65,000	1.328%, 11/16/2018[g]	65,164
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	288,359
	Contura Energy, Inc.
135,000	10.000%, 8/1/2021[h]	139,050
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	202,500
	Ecopetrol SA
40,000	5.875%, 9/18/2023	43,150
	Enbridge, Inc.
54,000	1.289%, 6/2/2017[f,g]	53,888
	EQT Corporation
88,000	8.125%, 6/1/2019	100,588
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	80,853
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	67,550
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[h]	216,011
	MPLX, LP
300,000	4.875%, 12/1/2024	310,298
	Occidental Petroleum Corporation
65,000	2.600%, 4/15/2022	66,398
	Petrobras Global Finance BV
34,000	8.375%, 5/23/2021	37,145
	Petroleos Mexicanos
31,000	5.500%, 2/4/2019[h]	32,690
	Pioneer Natural Resources Company
22,000	3.450%, 1/15/2021	22,877
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025	322,500
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[h]	67,778
	Shell International Finance BV
65,000	1.266%, 5/11/2020[g]	65,075
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	69,728
	TransCanada Trust
255,000	5.875%, 8/15/2076	269,790
	Transcontinental Gas Pipe Line Company, LLC
60,000	7.850%, 2/1/2026[h]	77,678
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023	98,750
	Whiting Petroleum Corporation, Convertible
190,000	1.250%, 4/1/2020	156,988

	Total	3,767,051

Financials (4.0%)
	Abbey National Treasury Services plc
100,000	1.264%, 9/29/2017[g]	99,808
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	68,283
	Aetna, Inc.
65,000	1.900%, 6/7/2019	65,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Financials (4.0%) - continued
	Air Lease Corporation
$100,000	2.125%, 1/15/2018	$100,500
32,000	2.625%, 9/4/2018	32,291
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	336,375
	American Express Credit Corporation
65,000	1.906%, 9/14/2020[g]	66,024
	AMG Capital Trust II, Convertible
3,650	5.150%, 10/15/2037	197,328
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 12/29/2049[f,h,k]	219,787
	BAC Capital Trust XIV
340,000	4.000%, 9/29/2049[g,k]	276,675
	Bank of America Corporation
120,000	5.700%, 5/2/2017	122,812
102,000	1.700%, 8/25/2017	102,152
209,000	1.936%, 3/22/2018[g]	210,576
80,000	5.650%, 5/1/2018	84,861
77,000	8.000%, 7/29/2049[k]	78,540
215,000	6.300%, 12/29/2049[f,k]	233,544
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,884
	BB&T Corporation
130,000	2.050%, 6/19/2018	131,327
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	127,785
	Blackstone Mortgage Trust, Inc., Convertible
190,000	5.250%, 12/1/2018	208,763
	BNP Paribas SA
84,000	2.375%, 9/14/2017	84,650
300,000	7.625%, 12/29/2049[h,k]	308,785
	Caisse Centrale Desjardins du Quebec
45,000	1.417%, 1/29/2018[g,h]	44,945
	Centene Escrow Corporation
215,000	5.625%, 2/15/2021	227,900
	Central Fidelity Capital Trust I
310,000	1.680%, 4/15/2027[g]	269,700
	Citigroup, Inc.
144,000	1.850%, 11/24/2017	144,449
40,000	2.255%, 9/1/2023[g]	40,191
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	86,464
	Credit Agricole SA
45,000	1.815%, 6/10/2020[g,h]	45,139
	Credit Suisse Group AG
255,000	7.500%, 12/29/2049[h,k]	259,399
	CyrusOne, LP
227,936	6.375%, 11/15/2022	241,398
	Discover Bank
28,000	8.700%, 11/18/2019	32,301
	Discover Financial Services
47,000	6.450%, 6/12/2017	48,503
	Duke Realty, LP
96,000	8.250%, 8/15/2019	112,260
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	168,879
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	53,062
78,000	7.500%, 2/15/2019	88,161
45,000	1.875%, 4/23/2020[g]	45,279
65,000	2.241%, 11/15/2021[g]	64,692
65,000	2.429%, 11/29/2023[g]	66,105

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Financials (4.0%) - continued
$435,000	5.300%, 12/29/2049[k]	$445,875
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,756,256
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	130,782
	HCP, Inc.
88,000	3.750%, 2/1/2019	91,099
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	90,625
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	63,998
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	82,932
	Hutchison Whampoa Finance CI, Ltd.
99,000	1.625%, 10/31/2017[h]	99,068
	Icahn Enterprises, LP
120,000	6.000%, 8/1/2020	120,600
	ILFC E-Capital Trust II
370,000	4.250%, 12/21/2065[g,h]	295,075
	ING Capital Funding Trust III
68,000	4.438%, 12/29/2049[g,k]	67,575
	International Lease Finance Corporation
250,000	5.875%, 8/15/2022	277,188
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,590
132,000	3.875%, 1/15/2019	135,913
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	57,928
25,000	2.250%, 1/23/2020	25,328
90,000	2.700%, 5/18/2023	90,928
54,000	7.900%, 4/29/2049[k]	55,485
	KeyCorp
68,000	2.300%, 12/13/2018	69,068
105,000	5.000%, 12/29/2049[k]	103,425
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[h]	38,991
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	61,898
	Lloyds Bank plc
40,000	1.374%, 3/16/2018[g]	39,920
	Macquarie Bank, Ltd.
60,000	1.860%, 1/15/2019[g,h]	60,442
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,542
	MGIC Investment Corporation, Convertible
120,000	9.000%, 4/1/2063[h]	148,275
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[h]	58,987
	Morgan Stanley
106,000	6.625%, 4/1/2018	113,577
45,000	1.874%, 1/27/2020[g]	45,469
75,000	4.875%, 11/1/2022	82,722
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	210,200
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	174,749
	National City Corporation
56,000	6.875%, 5/15/2019	63,080
	New York Life Global Funding
65,000	1.550%, 11/2/2018[h]	65,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Financials (4.0%) - continued
	Nomura Holdings, Inc.
$56,000	2.750%, 3/19/2019	$57,276
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	292,788
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,637
	Regions Bank
43,000	7.500%, 5/15/2018	46,792
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	57,176
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	105,868
	Royal Bank of Scotland Group plc
350,000	7.640%, 3/29/2049[k]	339,500
320,000	7.648%, 8/29/2049[k]	383,200
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	67,001
90,000	2.500%, 7/15/2021	92,389
	Standard Chartered plc
400,000	6.409%, 1/29/2049[h,k]	388,000
	State Street Capital Trust IV
306,000	1.850%, 6/15/2037[g]	263,160
	State Street Corporation
65,000	1.701%, 8/18/2020[g]	65,612
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,055
55,000	1.268%, 1/16/2018[g]	55,019
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	57,234
	Synchrony Financial
159,000	1.875%, 8/15/2017	159,319
30,000	1.989%, 2/3/2020[g]	29,348
	Toronto-Dominion Bank
60,000	1.542%, 1/22/2019[g]	60,435
65,000	1.786%, 12/14/2020[g]	65,580
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	69,798
	USB Realty Corporation
340,000	1.827%, 12/29/2049[g,h,k]	305,150
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	85,577
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[l,m]	0
	Wells Fargo & Company
45,000	1.432%, 1/30/2020[g]	44,875
50,000	2.100%, 7/26/2021	49,829

	Total	13,996,714

Foreign Government (7.5%)
	Argentina Government International Bond
370,000	6.250%, 4/22/2019[h]	392,385
150,000	6.875%, 4/22/2021[h]	163,275
	Brazil Government International Bond
491,000	4.875%, 1/22/2021	524,143
700,000	2.625%, 1/5/2023	647,500
138,000	6.000%, 4/7/2026	152,835
320,000	7.125%, 1/20/2037	376,000
384,000	5.000%, 1/27/2045	348,480
270,000	5.625%, 2/21/2047	266,625
	Colombia Government International Bond
320,000	4.375%, 7/12/2021	346,560

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Foreign Government (7.5%) - continued
$365,000	2.625%, 3/15/2023[f]	$360,072
350,000	4.000%, 2/26/2024	372,750
205,000	5.625%, 2/26/2044	237,287
384,000	5.000%, 6/15/2045	415,680
	Croatia Government International Bond
64,000	6.750%, 11/5/2019[h]	70,964
384,000	6.625%, 7/14/2020[h]	430,272
205,000	6.000%, 1/26/2024[h]	235,750
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	45,842
	Hungary Government International Bond
128,000	6.375%, 3/29/2021	148,320
562,000	5.750%, 11/22/2023	661,755
564,000	5.375%, 3/25/2024	654,968
	Indonesia Government International Bond
390,000	4.875%, 5/5/2021[h]	429,063
320,000	3.375%, 4/15/2023[h]	329,714
432,000	5.875%, 1/15/2024[h]	509,443
360,000	4.125%, 1/15/2025[h]	384,052
280,000	4.750%, 1/8/2026[h]	312,732
270,000	8.500%, 10/12/2035[h]	408,670
640,000	5.125%, 1/15/2045[h]	729,806
	Mexico Government International Bond
200,000	4.350%, 1/15/2047	196,500
64,000	5.750%, 10/12/2110	67,680
192,000	3.625%, 3/15/2022	202,320
446,000	4.000%, 10/2/2023	476,551
490,000	3.600%, 1/30/2025	507,763
420,000	4.125%, 1/21/2026	451,710
128,000	6.750%, 9/27/2034	169,280
178,000	6.050%, 1/11/2040	216,715
344,000	4.750%, 3/8/2044	356,470
288,000	5.550%, 1/21/2045	333,720
504,000	4.600%, 1/23/2046	510,930
	Panama Government International Bond
192,000	4.000%, 9/22/2024	210,000
280,000	3.750%, 3/16/2025	302,050
272,000	6.700%, 1/26/2036	371,280
	Peru Government International Bond
138,000	5.625%, 11/18/2050	182,505
384,000	4.125%, 8/25/2027[f]	438,720
330,000	8.750%, 11/21/2033	535,425
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	413,063
165,000	6.375%, 10/23/2034	239,824
140,000	5.000%, 1/13/2037	180,571
280,000	3.950%, 1/20/2040	319,804
590,000	3.700%, 3/1/2041	652,848
	Romania Government International Bond
276,000	4.375%, 8/22/2023[h]	305,394
130,000	4.875%, 1/22/2024[h]	148,617
128,000	6.125%, 1/22/2044[h]	172,800
	Russia Government International Bond
288,000	3.500%, 1/16/2019[h]	294,066
1,100,000	5.000%, 4/29/2020[h]	1,186,438
700,000	4.875%, 9/16/2023[h]	769,650
385,200	7.500%, 3/31/2030[h]	467,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Foreign Government (7.5%) - continued
$432,000	5.625%, 4/4/2042[h]	$498,853
	South Africa Government International Bond
65,000	5.500%, 3/9/2020	70,892
295,000	5.875%, 5/30/2022	333,350
439,000	4.300%, 10/12/2028[c]	431,980
70,000	5.375%, 7/24/2044	76,055
	Turkey Government International Bond
128,000	7.500%, 11/7/2019	142,362
320,000	7.000%, 6/5/2020	354,080
565,000	5.125%, 3/25/2022	587,600
288,000	6.250%, 9/26/2022	316,080
144,000	5.750%, 3/22/2024	155,071
563,000	4.250%, 4/14/2026	550,648
290,000	4.875%, 10/9/2026	295,075
387,000	6.875%, 3/17/2036	451,668
534,000	4.875%, 4/16/2043	498,334
438,000	6.625%, 2/17/2045	510,520

	Total	25,907,454

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
16,866	5.500%, 12/1/2017	17,137
1,430,000	3.000%, 10/1/2031[c]	1,502,031
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,290	9.000%, 11/1/2024	12,738
567	9.000%, 4/1/2025	655
253	8.500%, 9/1/2025	253
3,965	8.000%, 6/1/2027	4,742
736	8.500%, 7/1/2027	778
3,108	8.000%, 10/1/2027	3,614
1,637	8.000%, 8/1/2030	2,014
1,180,000	4.000%, 10/1/2046[c]	1,265,711
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,600,000	2.500%, 10/1/2031[c]	1,657,207
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,023	10.500%, 8/1/2020	1,086
3,627	9.500%, 4/1/2025	3,644
646	8.500%, 11/1/2025	724
1,149	8.500%, 5/1/2026	1,195
273	8.000%, 8/1/2026	274
753	8.000%, 11/1/2026	883
10,477	8.000%, 9/1/2027	12,160
3,106	8.000%, 12/1/2027	3,141
4,831	8.500%, 4/1/2030	6,209
2,400,000	3.000%, 10/1/2046[c]	2,494,406
6,675,000	3.500%, 10/1/2046[c]	7,043,168
3,775,000	4.000%, 10/1/2046[c]	4,054,291
1,450,000	4.500%, 10/1/2046[c]	1,587,942
	Government National Mortgage Association 30-Yr. Pass Through
1,477	9.500%, 1/15/2025	1,555
680	6.000%, 5/15/2026	779
4,933	8.500%, 6/15/2026	5,013
1,476	8.500%, 7/15/2026	1,667
5,714	8.000%, 9/15/2026	6,528

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Mortgage-Backed Securities (5.7%) - continued
$2,393	7.500%, 10/15/2026	$2,630
61	8.500%, 11/15/2026	61
994	9.000%, 12/15/2026	1,208
9,438	7.500%, 4/15/2027	10,600
1,963	8.000%, 6/20/2027	2,397
110	8.000%, 8/15/2027	111
7,125	7.500%, 7/15/2028	7,183
23,647	6.000%, 12/15/2028	27,240
25,940	6.000%, 6/15/2029	29,985
8,914	8.000%, 5/15/2030	9,042

	Total	19,782,002

Technology (1.0%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[h]	190,125
	Apple, Inc.
65,000	1.117%, 5/6/2020[g]	64,883
	Automatic Data Processing, Inc.
65,000	2.250%, 9/15/2020	67,037
	Cisco Systems, Inc.
60,000	1.411%, 2/21/2018[g]	60,347
65,000	1.342%, 3/1/2019[g]	65,427
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[h]	56,566
	Equinix, Inc.
200,000	5.750%, 1/1/2025	212,500
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	109,036
65,000	3.625%, 10/15/2020	68,944
	First Data Corporation
200,000	5.375%, 8/15/2023[h]	206,000
	Hewlett Packard Enterprise Company
64,000	3.600%, 10/15/2020[h,i]	67,150
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[h]	253,750
	Intel Corporation
90,000	1.700%, 5/19/2021	90,711
65,000	3.100%, 7/29/2022	69,426
	Intel Corporation, Convertible
220,000	2.950%, 12/15/2035	303,738
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	131,234
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	209,275
195,000	3.000%, 11/15/2043	173,306
	NXP BV
235,000	3.875%, 9/1/2022[h]	246,163
	NXP Semiconductors NV, Convertible
202,000	1.000%, 12/1/2019	237,855
	Oracle Corporation
65,000	2.500%, 5/15/2022	66,721
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[h]	291,200
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	65,873
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	136,588

	Total	3,443,855

Transportation (0.3%)
	Air Canada Pass Through Trust
23,291	3.875%, 3/15/2023[h]	22,650
	American Airlines Pass Through Trust
44,750	4.950%, 1/15/2023	48,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Transportation (0.3%) - continued
	Avis Budget Car Rental, LLC
$195,000	5.125%, 6/1/2022[h]	$195,609
	Continental Airlines, Inc.
158,630	6.250%, 4/11/2020	170,131
	Delta Air Lines, Inc.
70,378	4.950%, 5/23/2019	74,073
	ERAC USA Finance, LLC
60,000	2.600%, 12/1/2021[h]	61,156
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	67,952
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[h]	93,051
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[h]	208,500

	Total	941,788

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
195,000	1.125%, 8/31/2021	194,802
585,000	2.125%, 6/30/2022	611,896
1,450,000	1.625%, 2/15/2026	1,452,493

	Total	2,259,191

Utilities (0.6%)
	AES Corporation
227,936	7.375%, 7/1/2021	261,557
	Ameren Corporation
65,000	2.700%, 11/15/2020	67,016
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,935
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	98,334
	Calpine Corporation
210,000	5.375%, 1/15/2023	209,213
	DTE Energy Company
96,000	2.400%, 12/1/2019	97,912
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	158,000
	El Paso Corporation
50,000	7.000%, 6/15/2017	51,743
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019[h]	25,273
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	288,550
	Eversource Energy
30,000	1.600%, 1/15/2018	30,123
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	57,126
30,000	2.950%, 1/15/2020	30,921
	Fortis, Inc.
60,000	2.100%, 10/4/2021[h]	59,780
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,873
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	43,769
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	230,215
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	68,257
	PG&E Corporation
57,000	2.400%, 3/1/2019	58,108
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	56,591
	Sempra Energy
100,000	6.150%, 6/15/2018	107,501

Principal Amount	Long-Term Fixed Income (32.0%)	Value
Utilities (0.6%) - continued
$25,000	2.400%, 3/15/2020	$25,472
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,606
	Southern Company
50,000	1.850%, 7/1/2019	50,393
	Xcel Energy, Inc.
65,000	1.200%, 6/1/2017	64,874

	Total	2,258,142

	Total Long-Term Fixed Income (cost $109,411,534)	111,007,060

Shares	Registered Investment Companies (3.2%)	Value
Equity Funds/ETFs (1.4%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	175,064
15,400	BlackRock Resources & Commodities Strategy Trust	125,510
6,800	Guggenheim Multi-Asset Income ETF	131,852
8,720	iShares MSCI EAFE Index Fund	515,614
48,190	Materials Select Sector SPDR Fund[f]	2,301,072
31,030	Utilities Select Sector SPDR Fund	1,520,160

	Total	4,769,272

Fixed Income Funds/ETFs (1.8%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	423,788
21,125	Doubleline Income Solutions Fund	404,544
13,042	First Trust High Income Long/Short Fund	203,325
3,597	iShares J.P. Morgan USD Emerging Markets Bond ETF	421,604
79,271	MFS Intermediate Income Trust	359,098
25,714	Pimco Dynamic Credit And Mortgage Income Fund	524,308
89,450	PowerShares Senior Loan Portfolio	2,076,134
63,832	Templeton Global Income Fund	398,312
8,860	Vanguard Short-Term Corporate Bond ETF	713,673
29,063	Western Asset Emerging Markets Debt Fund, Inc.	472,564
46,185	Western Asset High Income Opportunity Fund, Inc.	233,234

	Total	6,230,584

	Total Registered Investment Companies (cost $10,873,131)	10,999,856

Shares	Preferred Stock (1.5%)	Value
Consumer Staples (0.2%)
1,625	Bunge, Ltd., Convertible, 4.875%[k]	154,549
12,800	CHS, Inc., 7.100%[k]	383,488

	Total	538,037

Energy (<0.1%)
2,932	Alpha Natural Resources, Inc.[e]	17,240
2,932	ANR Holdings, Inc.[e]	4,486

	Total	21,726

Financials (1.0%)
3,174	Agribank FCB, 6.875%[k]	341,999
100	Bank of America Corporation, Convertible, 7.250%[k]	122,084
13,915	Citigroup, Inc., 6.875%[k]	400,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Preferred Stock (1.5%)	Value
Financials (1.0%) - continued
2,485	Cobank ACB, 6.250%[k]	$261,546
8,620	Countrywide Capital V, 7.000%	222,051
13,000	GMAC Capital Trust I, 6.602%[g]	330,330
13,000	Goldman Sachs Group, Inc., 5.500%[k]	348,530
520	M&T Bank Corporation, 6.375%[k]	553,800
12,800	Morgan Stanley, 7.125%[k]	377,728
8,640	U.S. Bancorp, 6.500%[k]	260,237
320	Wells Fargo & Company, Convertible, 7.500%[k]	418,752

	Total	3,637,948

Health Care (0.1%)
255	Allergan plc, Convertible, 5.500%	208,781
130	Teva Pharmaceutical Industries, Ltd., Convertible, 7.000%	105,730

	Total	314,511

Real Estate (0.2%)
5,400	American Tower Corporation, Convertible, 5.500%	591,786

	Total	591,786

	Total Preferred Stock (cost $4,742,788)	5,104,008

Shares	Collateral Held for Securities Loaned (2.0%)	Value
7,036,715	Thrivent Cash Management Trust	7,036,715

	Total Collateral Held for Securities Loaned (cost $7,036,715)	7,036,715

Shares or Principal Amount	Short-Term Investments (10.3%)[n]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.365%, 10/7/2016[o]	299,994
200,000	0.300%, 10/26/2016[o]	199,976
200,000	0.318%, 10/28/2016[o]	199,973
200,000	0.320%, 11/1/2016[o]	199,965
	Thrivent Core Short-Term Reserve Fund
3,486,030	0.750%	34,860,297

	Total Short-Term Investments (cost $35,760,135)	35,760,205

	Total Investments (cost $363,133,526) 109.2%	$378,532,748

	Other Assets and Liabilities, Net (9.2%)	(31,957,376)

	Total Net Assets 100.0%	$346,575,372

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $23,485,190 or 6.8% of total net assets.

i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Defaulted security. Interest is not being accrued.
m

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of September 30, 2016 was $3,874,930 or 1.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$219,051
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	191,095
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	352,026
Digicel, Ltd., 4/15/2021	8/19/2013	254,564
Marlette Funding Trust, 1/17/2023	7/20/2016	418,926
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	450,999
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	485,388
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	275,000
Pretium Mortgage Credit Partners, LLC, 7/27/2031	6/17/2016	244,096
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	123,687
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	166,918
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	344,313
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	108,776
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	464,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$4,494,775
Taxable Debt Security	2,410,425

Total lending	$6,905,200
Gross amount payable upon return of collateral for securities loaned	$7,036,715

Net amounts due to counterparty	$131,515

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,520,146
Gross unrealized depreciation	(9,120,924)

Net unrealized appreciation (depreciation)	$15,399,222

Cost for federal income tax purposes	$363,133,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Balanced Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,551,239	–	3,551,239	–
Capital Goods	3,722,910	–	2,066,660	1,656,250
Communications Services	15,070,943	–	14,000,442	1,070,501
Consumer Cyclical	10,038,793	–	10,038,793	–
Consumer Non-Cyclical	10,765,347	–	10,039,586	725,761
Energy	3,298,319	–	2,045,368	1,252,951
Financials	3,189,627	–	3,189,627	–
Technology	6,303,729	–	6,303,729	–
Transportation	1,420,622	–	1,420,622	–
Utilities	1,056,639	–	1,056,639	–
Common Stock
Consumer Discretionary	23,766,196	17,057,201	6,708,995	–
Consumer Staples	8,161,946	4,632,141	3,529,805	–
Energy	9,264,811	6,150,560	3,114,251	–
Financials	19,966,413	10,059,945	9,906,468	–
Health Care	16,019,914	12,030,193	3,989,721	–
Industrials	17,056,203	9,185,351	7,870,852	–
Information Technology	22,973,854	21,720,793	1,253,061	–
Materials	4,797,712	1,638,565	3,159,147	–
Real Estate	23,549,233	21,121,203	2,428,030	–
Telecommunications Services	2,435,970	695,214	1,740,756	–
Utilities	2,214,484	1,274,377	940,107	–
Long-Term Fixed Income
Asset-Backed Securities	6,000,984	–	5,725,434	275,550
Basic Materials	1,936,635	–	1,936,635	–
Capital Goods	2,391,369	–	2,391,369	–
Collateralized Mortgage Obligations	12,402,456	–	12,402,456	–
Commercial Mortgage-Backed Securities	150,712	–	150,712	–
Communications Services	5,393,899	–	5,393,899	–
Consumer Cyclical	5,585,397	–	5,585,397	–
Consumer Non-Cyclical	4,789,411	–	4,789,411	–
Energy	3,767,051	–	3,767,051	–
Financials^	13,996,714	–	12,240,458	1,756,256
Foreign Government	25,907,454	–	25,907,454	–
Mortgage-Backed Securities	19,782,002	–	19,782,002	–
Technology	3,443,855	–	3,443,855	–
Transportation	941,788	–	941,788	–
U.S. Government and Agencies	2,259,191	–	2,259,191	–
Utilities	2,258,142	–	2,258,142	–
Registered Investment Companies
Equity Funds/ETFs	4,769,272	4,769,272	–	–
Fixed Income Funds/ETFs	6,230,584	6,230,584	–	–
Preferred Stock
Consumer Staples	538,037	538,037	–	–
Energy	21,726	–	–	21,726
Financials	3,637,948	2,480,603	1,157,345	–
Health Care	314,511	105,730	208,781	–
Real Estate	591,786	591,786	–	–
Short-Term Investments	899,908	–	899,908	–

Subtotal Investments in Securities	$336,635,736	$120,281,555	$209,595,186	$6,758,995

Other Investments*	Total
Short-Term Investments	34,860,297
Collateral Held for Securities Loaned	7,036,715

Subtotal Other Investments	$41,897,012

Total Investments at Value	$378,532,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	21,458	21,458	–	–

Total Asset Derivatives	$21,458	$21,458	$–	$–

Liability Derivatives
Futures Contracts	92,190	92,190	–	–

Total Liability Derivatives	$92,190	$92,190	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 30, 2016. Investments and/or cash totaling $899,908 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(62)	December 2016	($8,120,833)	($8,129,750)	($8,917)
CBOT 2-Yr. U.S. Treasury Note	(76)	December 2016	(16,586,768)	(16,603,625)	(16,857)
CBOT 5-Yr. U.S. Treasury Note	23	December 2016	2,789,001	2,794,860	5,859
CBOT U.S. Long Bond	(8)	December 2016	(1,360,849)	(1,345,250)	15,599
CME E-mini S&P 500 Index	54	December 2016	5,845,726	5,833,080	(12,646)
CME S&P 500 Index	(18)	December 2016	(9,700,875)	(9,721,800)	(20,925)
CME Ultra Long Term U.S. Treasury Bond	10	December 2016	1,871,596	1,838,751	(32,845)
Total Futures Contracts					($70,732)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$9,667,927	$82,379,384	$85,010,596	7,036,715	$7,036,715	$30,921
Cash Management Trust-Short Term Investment	27,808,704	30,675,251	58,483,955	–	–	23,317
Core Short-Term Reserve Fund	–	107,537,341	72,677,044	3,486,030	34,860,297	73,862
Total Value and Income Earned	$37,476,631				$41,897,012	$128,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Basic Materials (0.8%)
	Chemours Company, Term Loan
$683,210	3.750%, 5/12/2022[b,c]	$675,954
	Fortescue Metals Group, Ltd., Term Loan
1,378,618	3.750%, 6/30/2019	1,376,729
	Ineos US Finance, LLC, Term Loan
1,527,353	3.750%, 12/15/2020	1,530,026
	Tronox Pigments BV, Term Loan
847,984	4.500%, 3/19/2020	838,445

	Total	4,421,154

Capital Goods (0.8%)
	Accudyne Industries, LLC, Term Loan
479,384	4.000%, 12/13/2019	447,423
	ADS Waste Holdings, Inc., Term Loan
561,833	3.750%, 10/9/2019	562,097
	Berry Plastics Group, Inc., Term Loan
579,000	3.500%, 2/8/2020	579,365
	Cortes NP Acquisition Corporation, Term Loan
1,885,000	0.000%, 10/3/2023[b,c]	1,842,588
	HD Supply, Inc., Term Loan
215,000	0.000%, 10/16/2023[b,c]	215,269
	Rexnord, LLC, Term Loan
398,337	4.000%, 8/21/2020	398,687
	Reynolds Group, Inc., Term Loan
450,000	0.000%, 2/5/2023[b,c]	451,264

	Total	4,496,693

Communications Services (3.4%)
	Atlantic Broadband Penn, LLC, Term Loan
105,607	3.250%, 11/30/2019	105,607
	Birch Communication Inc., Term Loan
649,127	7.750%, 7/17/2020	496,582
	Block Communications, Inc., Term Loan
812,856	4.088%, 11/7/2021	816,920
	Charter Communications Operating, LLC, Term Loan
58,636	3.000%, 7/1/2020	58,791
	Cincinnati Bell, Inc., Term Loan
668,060	4.000%, 9/10/2020	670,064
	CommScope, Inc., Term Loan
871,200	3.750%, 12/29/2022	878,553
	CSC Holdings, LLC, Term Loan
872,813	5.000%, 10/9/2022	873,720
	FairPoint Communications, Inc., Term Loan
896,147	7.500%, 2/14/2019	895,663
	Grande Communications Networks, LLC, Term Loan
774,026	4.500%, 5/29/2020	774,027
	Gray Television, Inc., Term Loan
431,796	3.938%, 6/13/2021	434,088
	Hargray Communications Group, Inc., Term Loan
657,066	5.250%, 6/26/2019	659,806
	Integra Telecom Holdings, Inc., Term Loan
527,771	5.250%, 8/14/2020	523,813
	Intelsat Jackson Holdings SA, Term Loan
331,029	3.750%, 6/30/2019	314,401

Principal Amount	Bank Loans (13.0%)[a]	Value
Communications Services (3.4%) - continued
	Level 3 Communications, Inc., Term Loan
$800,000	4.000%, 1/15/2020	$803,400
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.500%, 1/7/2022	714,582
	LTS Buyer, LLC, Term Loan
833,926	4.088%, 4/13/2020	833,667
	NEP/NCP Holdco, Inc., Term Loan
1,500,382	4.250%, 1/22/2020[b,c]	1,492,881
	Nexstar Broadcasting, Inc., Term Loan
330,000	0.000%, 9/26/2023[b,c]	331,511
	Numericable US, LLC, Term Loan
853,550	4.564%, 7/29/2022	859,149
64,675	4.752%, 2/10/2023	65,099
454,550	5.002%, 1/15/2024	458,641
	SBA Senior Finance II, LLC, Term Loan
464,313	3.340%, 3/24/2021	465,125
88,875	3.340%, 6/10/2022	88,912
	TNS, Inc., Term Loan
361,566	5.000%, 2/14/2020	363,602
	Univision Communications, Inc., Term Loan
877,666	4.000%, 3/1/2020	879,176
	Virgin Media Investment Holdings, Ltd., Term Loan
403,993	3.649%, 6/30/2023	405,601
	WideOpenWest Finance, LLC, Term Loan
1,050,000	4.500%, 8/18/2023	1,044,971
	WMG Acquisition Corporation, Term Loan
448,156	3.750%, 7/1/2020	447,596
	XO Communications, LLC, Term Loan
633,750	4.250%, 3/20/2021	634,808
	Yankee Cable Acquisition, LLC, Term Loan
540,383	4.250%, 3/1/2020	540,048
	Zayo Group, LLC, Term Loan
658,389	3.750%, 5/6/2021	661,135

	Total	18,591,939

Consumer Cyclical (2.1%)
	Amaya BV, Term Loan
1,318,382	5.000%, 8/1/2021	1,316,734
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,238	3.500%, 8/13/2021	509,614
	Cengage Learning Acquisitions, Term Loan
1,187,025	5.250%, 6/7/2023	1,185,541
	Ceridian HCM Holding, Inc., Term Loan
282,821	4.500%, 9/15/2020	276,104
	Charter Communications Operating, LLC, Term Loan
580,500	3.000%, 1/3/2021	582,044
	Dollar Tree, Inc., Term Loan
208,068	3.063%, 7/6/2022	209,369
	Golden Nugget, Inc., Term Loan
142,144	0.000%, 11/21/2019	142,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$60,919	0.000%, 11/21/2019	$61,223
	IMG Worldwide, Inc., Term Loan
882,850	5.250%, 5/6/2021	885,278
400,000	8.250%, 5/6/2022	399,252
	Jack Ohio Finance, LLC, Term Loan
210,682	5.000%, 6/20/2019[b,c]	205,767
	Michaels Stores, Inc., Term Loan
554,435	4.000%, 1/30/2023	556,514
	Mohegan Tribal Gaming Authority, Term Loan
1,094,751	5.500%, 6/15/2018	1,093,657
1,000,000	0.000%, 9/30/2023[b,c]	993,750
	Scientific Games International, Inc., Term Loan
583,500	6.000%, 10/18/2020	585,140
1,687,636	6.000%, 10/1/2021	1,690,218
	Seminole Hard Rock Entertainment, Inc., Term Loan
308,348	3.588%, 5/14/2020	308,734
	Seminole Indian Tribe of Florida, Term Loan
453,000	3.088%, 4/29/2020	454,132

	Total	11,455,925

Consumer Non-Cyclical (2.4%)
	Air Medical Group Holdings, Inc., Term Loan
688,275	5.000%, 4/28/2022	691,716
	Albertson's, LLC, Term Loan
597,004	4.750%, 12/21/2022	602,604
678,095	4.750%, 6/22/2023	684,571
	CHS/Community Health Systems, Inc., Term Loan
155,281	3.750%, 1/27/2021	152,285
1,357,998	4.000%, 1/27/2021[b,c]	1,332,196
	Endo Luxembourg Finance I Co Sarl, Term Loan
595,500	3.750%, 9/26/2022	593,844
	Hanesbrands, Inc., Term Loan
502,350	3.250%, 4/29/2022	504,862
	JBS USA, LLC, Term Loan
143,913	4.000%, 10/30/2022	143,733
	Libbey Glass, Inc., Term Loan
290,098	3.750%, 4/9/2021	290,823
	LTF Merger Sub, Inc., Term Loan
745,562	4.250%, 6/10/2022	745,697
	Mallinckrodt International Finance SA, Term Loan
332,456	3.588%, 3/19/2021	332,353
	McGraw-Hill Global Education Holdings, LLC, Term Loan
997,500	5.000%, 5/4/2022	1,002,737
	MultiPlan, Inc., Term Loan
1,482,997	5.000%, 6/7/2023	1,500,838
	Ortho-Clinical Diagnostics, Inc., Term Loan
996,112	4.750%, 6/30/2021	972,873
	Owens-Brockway Glass Container, Inc., Term Loan
898,625	3.500%, 9/1/2022	904,241
	Sterigenics-Nordion Holdings, LLC, Term Loan
425,700	4.250%, 5/16/2022	426,764

Principal Amount	Bank Loans (13.0%)[a]	Value
Consumer Non-Cyclical (2.4%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$2,372,695	5.500%, 4/1/2022[b,c]	$2,378,864

	Total	13,261,001

Energy (0.7%)
	Arch Coal, Inc., Term Loan
782,541	7.500%, 5/16/2018[d]	597,337
	Energy Solutions, LLC, Term Loan
336,104	6.750%, 5/29/2020	334,424
	Exgen Renewables I, LLC, Term Loan
363,672	5.250%, 2/8/2021	366,854
	Houston Fuel Oil Terminal, LLC, Term Loan
497,462	4.250%, 8/19/2021	487,513
	McJunkin Red Man Corporation, Term Loan
294,723	5.000%, 11/8/2019	287,110
	MEG Energy Corporation, Term Loan
580,536	3.750%, 3/31/2020	540,381
	Pacific Drilling SA, Term Loan
580,500	4.500%, 6/3/2018	159,928
	Targa Resources Partners, LP, Term Loan
364,651	5.750%, 2/27/2022	364,651
	Western Refining, Inc., Term Loan
297,704	5.250%, 11/12/2020	296,775
199,500	5.500%, 6/23/2023	199,001

	Total	3,633,974

Financials (0.8%)
	Delos Finance Sarl, Term Loan
630,000	3.588%, 3/6/2021	634,202
	DJO Finance, LLC, Term Loan
297,000	4.250%, 6/7/2020	291,431
	Harland Clarke Holdings Corporation, Term Loan
298,890	7.000%, 5/22/2018	294,907
726,375	7.000%, 12/31/2019	711,666
	MoneyGram International, Inc., Term Loan
850,864	4.250%, 3/27/2020	823,211
	TransUnion, LLC, Term Loan
633,755	3.588%, 4/9/2021	635,339
	WaveDivision Holdings, LLC, Term Loan
825,582	4.000%, 10/15/2019	825,235

	Total	4,215,991

Technology (1.4%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
1,238,110	3.524%, 2/1/2023	1,252,212
	First Data Corporation, Term Loan
832,266	4.525%, 3/24/2021	838,042
280,000	4.275%, 7/8/2022	281,470
	JDA Software Group, Inc., Term Loan
760,000	0.000%, 9/21/2023[b,c]	760,190
	Micron Technology, Inc., Term Loan
374,062	6.530%, 4/26/2022	377,871
	NXP BV, Term Loan
567,889	3.405%, 12/7/2020[b,c]	569,876
	ON Semiconductor Corporation, Term Loan
1,700,000	3.776%, 9/19/2023[b,c]	1,706,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Technology (1.4%) - continued
	SS&C European Holdings SARL, Term Loan
$39,504	4.000%, 7/8/2022	$39,776
317,889	4.000%, 7/8/2022	320,076
	Versum Materials, Inc., Term Loan
145,000	0.000%, 9/21/2023[b,c]	145,605
	Western Digital Corporation, Term Loan
1,436,400	4.500%, 4/29/2023	1,449,873

	Total	7,741,978

Transportation (0.4%)
	OSG Bulk Ships, Inc., Term Loan
580,924	5.250%, 8/5/2019	578,745
	XPO Logistics, Inc., Term Loan
1,481,238	4.250%, 10/30/2021	1,488,955

	Total	2,067,700

Utilities (0.2%)
	Calpine Corporation, Term Loan
682,033	3.590%, 5/27/2022	683,507
	Intergen NV, Term Loan
451,169	5.500%, 6/12/2020	424,098

	Total	1,107,605

	Total Bank Loans (cost $71,249,977)	70,993,960

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Asset-Backed Securities (3.5%)
	Asset Backed Securities Corporation Home Equity Loan Trust
580,200	0.665%, 7/25/2036[e]	522,181
610,304	0.685%, 11/25/2036[e]	558,556
	Bayview Opportunity Master Fund Trust
334,440	3.623%, 4/28/2030[f]	332,855
425,720	3.228%, 7/28/2034*,g	424,879
909,022	3.721%, 7/28/2035[f,g]	908,378
	Citi Held For Asset Issuance
950,313	4.480%, 8/15/2022*	958,455
	Countrywide Asset-Backed Certificates
3,891	5.301%, 4/25/2047	3,882
	GSAA Home Equity Trust
1,333,229	0.795%, 7/25/2037[e]	1,186,306
	J.P. Morgan Mortgage Acquisition Trust
1,384,674	6.472%, 3/25/2047[g]	965,706
	Lehman XS Trust
1,156,626	5.440%, 8/25/2035[g]	1,016,036
	Marlette Funding Trust
1,629,647	3.060%, 1/17/2023*	1,631,509
	Merrill Lynch Mortgage Investors Trust
996,233	2.823%, 6/25/2035	658,516
	NCF Dealer Floorplan Master Trust
750,000	3.782%, 3/21/2022*,e	736,362
	NRZ Advance Receivables Trust Advance Receivables Backed
1,300,000	2.751%, 6/15/2049*	1,300,508
	Preston Ridge Partners Mortgage Trust, LLC
900,000	4.000%, 9/27/2021*,g	901,800

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Asset-Backed Securities (3.5%) - continued
	Pretium Mortgage Credit Partners, LLC
$723,131	4.125%, 10/27/2030*	$726,952
976,386	7.125%, 7/27/2031*,g	979,308
	Renaissance Home Equity Loan Trust
334,873	5.746%, 5/25/2036[g]	226,006
898,857	5.797%, 8/25/2036[g]	557,245
	Sunset Mortgage Loan Company, LLC
742,119	4.459%, 9/18/2045*,g	741,331
500,756	3.844%, 7/16/2047*,g	500,878
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	74,200
	US Residential Opportunity Fund Trust
1,131,313	3.475%, 7/27/2036*	1,133,523
	Vericrest Opportunity Loan Transferee
1,020,208	3.375%, 10/25/2058*,g	1,018,178
722,494	3.500%, 6/26/2045[f,g]	722,668
623,309	3.625%, 7/25/2045[f,g]	624,298
296,678	3.500%, 2/25/2055*,g	296,901

	Total	19,707,417

Basic Materials (0.8%)
	Alcoa Netherlands Holding BV
325,000	6.750%, 9/30/2024[f]	337,594
	ArcelorMittal SA
730,000	6.500%, 3/1/2021	812,125
	Dow Chemical Company
64,000	8.550%, 5/15/2019	75,062
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	297,850
322,000	7.000%, 2/15/2021[f]	288,190
	Glencore Funding, LLC
60,000	1.739%, 4/16/2018[e,f]	59,325
	INEOS Group Holdings SA
400,000	5.875%, 2/15/2019[f]	408,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	68,690
	Newmont Mining Corporation, Convertible
670,000	1.625%, 7/15/2017	730,300
	Royal Gold, Inc., Convertible
280,000	2.875%, 6/15/2019	312,725
	RPM International, Inc., Convertible
560,000	2.250%, 12/15/2020	670,950
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024	101,232

	Total	4,162,043

Capital Goods (1.8%)
	AECOM
945,000	5.875%, 10/15/2024	1,008,787
	Berry Plastics Corporation
425,000	6.000%, 10/15/2022	448,375
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[f]	839,950
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	784,455
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	1,008,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Capital Goods (1.8%) - continued
	Crown Americas Capital Corporation IV
$730,000	4.500%, 1/15/2023	$757,375
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	458,687
	General Electric Company
120,000	5.000%, 12/29/2049[h]	127,614
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	193,620
	L-3 Communications Corporation
280,000	4.950%, 2/15/2021	309,018
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	72,260
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[f]	1,039,408
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[f]	1,161,562
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	525,000
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[f]	193,325
	Textron, Inc.
137,000	7.250%, 10/1/2019	156,966
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	795,600

	Total	9,880,427

Collateralized Mortgage Obligations (11.5%)
	Adjustable Rate Mortgage Trust
946,019	2.860%, 11/25/2035	824,618
	Alternative Loan Trust
402,076	5.500%, 5/25/2035	401,048
877,093	6.000%, 6/25/2036	753,917
	American Home Mortgage Assets Trust
1,442,213	0.715%, 12/25/2046[e]	967,488
1,406,805	0.715%, 6/25/2047[e]	965,334
	American Home Mortgage Investment Trust
1,385,002	6.750%, 12/25/2036	602,079
	Angel Oak Mortgage Trust
673,172	4.500%, 11/25/2045*,g	675,066
	Banc of America Alternative Loan Trust
346,419	1.025%, 4/25/2035[e]	266,929
954,478	6.000%, 11/25/2035	845,098
	Banc of America Funding Corporation
264,668	3.126%, 5/20/2036	230,575
	Bayview Opportunity Master Fund Trust
975,575	3.475%, 7/28/2031[f]	974,862
	BCAP, LLC Trust
1,112,558	0.705%, 3/25/2037[e]	1,035,643
	Bear Stearns Adjustable Rate Mortgage Trust
183,749	2.830%, 10/25/2035[e]	176,864
226,818	3.013%, 2/25/2036	194,010
	Bear Stearns ALT-A Trust
1,089,086	5.212%, 7/25/2035	864,109
	Citicorp Mortgage Securities Trust
309,088	6.000%, 5/25/2037	307,763
	Citigroup Mortgage Loan Trust, Inc.
302,324	5.500%, 11/25/2035	288,961

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Collateralized Mortgage Obligations (11.5%) - continued
$643,181	3.037%, 3/25/2037	$566,608
	CitiMortgage Alternative Loan Trust
424,198	5.750%, 4/25/2037	364,068
	COLT Mortgage Loan Trust
1,225,000	2.750%, 9/25/2046*	1,232,114
	Countrywide Alternative Loan Trust
191,059	0.925%, 2/25/2035[e]	177,355
648,025	2.508%, 10/25/2035	548,527
467,524	3.031%, 10/25/2035	380,376
330,735	5.500%, 2/25/2036	299,937
183,117	6.000%, 4/25/2036	148,637
471,965	6.500%, 8/25/2036	321,735
157,825	6.000%, 1/25/2037	151,060
690,597	5.500%, 5/25/2037	567,199
	Countrywide Home Loan Mortgage Pass Through Trust
950,320	2.834%, 11/25/2035	778,955
393,233	2.767%, 2/20/2036	323,164
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
258,968	0.725%, 11/25/2035[e]	133,656
554,382	5.500%, 11/25/2035	552,828
760,851	1.277%, 4/25/2047[e]	646,595
1,181,217	0.745%, 8/25/2047[e]	966,634
	Federal Home Loan Mortgage Corporation
5,022,426	2.500%, 12/15/2022[i]	277,578
1,673,906	2.500%, 5/15/2027[i]	126,540
1,952,187	2.500%, 2/15/2028[i]	169,044
6,095,596	2.500%, 3/15/2028[i]	541,870
3,133,886	3.000%, 4/15/2028[i]	296,965
2,769,907	3.000%, 2/15/2033[i]	321,550
	Federal National Mortgage Association
2,575,394	2.500%, 2/25/2028[i]	222,197
2,208,519	3.000%, 4/25/2028[i]	214,527
2,515,986	3.500%, 1/25/2033[i]	324,569
	First Horizon Alternative Mortgage Securities Trust
781,274	2.719%, 3/25/2035	683,009
777,420	2.752%, 7/25/2035	700,512
773,012	6.000%, 8/25/2036[e]	651,045
	First Horizon Mortgage Pass-Through Trust
748,280	2.969%, 8/25/2037	595,018
	GMAC Mortgage Corporation Loan Trust
1,254,267	3.407%, 5/25/2035	1,156,547
	Government National Mortgage Association
2,400,278	4.000%, 1/16/2027[i]	239,386
	Greenpoint Mortgage Funding Trust
610,745	0.724%, 10/25/2045[e]	478,615
	HarborView Mortgage Loan Trust
1,299,707	3.098%, 7/19/2035	1,141,814
	IndyMac IMJA Mortgage Loan Trust
677,126	6.250%, 11/25/2037	545,156
	IndyMac INDX Mortgage Loan Trust
957,283	3.017%, 10/25/2035	781,787
846,945	1.165%, 7/25/2045[e]	707,783
	J.P. Morgan Alternative Loan Trust
924,748	6.500%, 3/25/2036	761,824
	J.P. Morgan Mortgage Trust
180,900	6.500%, 1/25/2035	171,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Collateralized Mortgage Obligations (11.5%) - continued
$721,913	3.229%, 8/25/2035	$715,120
1,090,360	2.934%, 2/25/2036	951,832
1,045,990	3.069%, 10/25/2036	944,921
676,016	0.905%, 1/25/2037[e]	357,617
566,679	2.932%, 1/25/2037	505,811
385,812	6.250%, 8/25/2037	290,542
	Lehman Mortgage Trust
416,757	1.275%, 12/25/2035[e]	288,887
	Master Asset Securitization Trust
501,028	1.025%, 6/25/2036[e]	269,653
	MASTR Alternative Loans Trust
189,593	6.500%, 7/25/2034	188,440
400,558	0.975%, 12/25/2035[e]	186,902
	Merrill Lynch Alternative Note Asset Trust
549,358	6.000%, 3/25/2037	436,938
	Morgan Stanley Mortgage Loan Trust
425,284	2.866%, 11/25/2035	307,998
	MortgageIT Trust
779,466	0.785%, 12/25/2035[e]	697,190
	New Century Alternative Mortgage Loan Trust
969,672	6.167%, 7/25/2036[g]	564,535
	Pretium Mortgage Credit Partners, LLC
1,094,305	4.375%, 11/27/2030*	1,103,464
	Residential Accredit Loans, Inc. Trust
1,441,121	3.950%, 9/25/2035	1,217,602
581,443	5.750%, 9/25/2035	520,935
841,175	6.000%, 4/25/2036	724,200
703,078	6.000%, 1/25/2037	584,067
1,210,155	5.750%, 4/25/2037	1,011,275
741,550	6.250%, 4/25/2037	638,617
296,218	6.000%, 6/25/2037	244,518
1,252,936	0.715%, 7/25/2037[e]	1,070,963
	Residential Asset Securitization Trust
774,913	6.236%, 8/25/2022	669,604
442,795	5.500%, 4/25/2035	444,205
770,367	0.905%, 8/25/2037[e]	207,426
	Residential Funding Mortgage Security I Trust
657,176	5.750%, 2/25/2036	611,249
888,837	6.000%, 7/25/2037	821,210
	Sequoia Mortgage Trust
1,658,331	3.702%, 9/20/2046	1,337,459
	Structured Adjustable Rate Mortgage Loan Trust
218,045	3.087%, 12/25/2034	212,057
619,432	3.268%, 7/25/2035	528,736
335,771	3.332%, 9/25/2035	275,581
	Structured Asset Mortgage Investments, Inc.
1,390,634	0.835%, 12/25/2035[e]	970,752
732,884	0.735%, 5/25/2046[e]	544,006
	Suntrust Alternative Loan Trust
710,733	5.750%, 12/25/2035	673,390
	Vericrest Opportunity Loan Transferee
1,133,625	3.500%, 7/25/2046[f,g]	1,134,371
	WaMu Mortgage Pass Through Certificates
1,003,086	2.733%, 8/25/2036	909,956
572,625	2.237%, 11/25/2036	507,479
1,154,626	2.026%, 1/25/2037	977,870

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Collateralized Mortgage Obligations (11.5%) - continued
$106,082	2.802%, 8/25/2046	$92,312
495,462	1.427%, 9/25/2046[e]	379,722
1,446,494	1.467%, 9/25/2046[e]	1,187,883
1,352,000	1.309%, 12/25/2046[e]	1,047,045
533,178	1.943%, 3/25/2047[e]	426,288
	Washington Mutual Mortgage Pass Through Certificates
433,261	1.125%, 6/25/2035[e]	330,996
707,080	6.000%, 11/25/2035	668,132
974,124	7.000%, 4/25/2037	551,183
	Washington Mutual Mortgage Pass Through Certificates Trust
1,001,616	7.000%, 2/25/2036	747,186
1,438,615	1.257%, 2/25/2047[e]	1,071,718
	Wells Fargo Mortgage Backed Securities Trust
1,076,947	3.018%, 7/25/2036	1,054,054
337,853	6.000%, 7/25/2037	335,742
473,589	6.000%, 11/25/2037	468,981

	Total	62,651,304

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	670,895
	Morgan Stanley Capital, Inc.
995,763	5.406%, 3/15/2044	1,003,492

	Total	1,674,387

Communications Services (3.4%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[f]	744,937
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,086,750
	American Tower Corporation
60,000	2.800%, 6/1/2020	61,547
98,000	3.450%, 9/15/2021	103,141
	AT&T, Inc.
104,000	5.875%, 10/1/2019	116,356
65,000	1.768%, 6/30/2020[e]	65,562
80,000	2.800%, 2/17/2021	82,316
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[f]	1,066,900
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	428,500
140,000	7.500%, 4/1/2024	149,450
	Charter Communications Operating, LLC
245,000	3.579%, 7/23/2020[f]	256,073
35,000	4.464%, 7/23/2022[f]	37,767
	Clear Channel Worldwide Holdings, Inc.
1,020,000	6.500%, 11/15/2022	1,062,075
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	795,450
	Comcast Corporation
185,000	1.625%, 1/15/2022	183,454
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	146,516
210,000	2.250%, 9/1/2021	209,830
800,000	5.250%, 1/15/2023	905,872
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[f]	81,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Communications Services (3.4%) - continued
	Digicel, Ltd.
$760,000	6.000%, 4/15/2021*	$671,384
	DISH Network Corporation, Convertible
700,000	3.375%, 8/15/2026[f]	766,500
	Frontier Communications Corporation
970,000	8.875%, 9/15/2020	1,046,387
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	561,094
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	494,891
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	418,000
	Liberty Interactive, LLC, Convertible
630,000	1.750%, 9/30/2046[f]	665,437
	Neptune Finco Corporation
610,000	10.875%, 10/15/2025[f]	713,700
	Nexstar Escrow Corporation
1,210,000	5.625%, 8/1/2024[f]	1,213,025
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	660,400
	SBA Tower Trust
200,000	3.598%, 4/15/2043[f]	200,671
	SFR Group SA
770,000	6.000%, 5/15/2022[f]	785,400
	Sprint Corporation
760,000	7.625%, 2/15/2025	752,400
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	128,974
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	818,125
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	521,437
	Verizon Communications, Inc.
190,000	1.375%, 8/15/2019	189,084
66,000	2.625%, 2/21/2020	67,875
98,000	4.500%, 9/15/2020	107,542

	Total	18,366,622

Consumer Cyclical (2.5%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[f]	1,142,875
	AmeriGas Finance, LLC
700,000	5.625%, 5/20/2024	742,000
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[f]	145,228
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[f]	737,300
	Corrections Corporation of America
535,000	5.000%, 10/15/2022	484,175
	eBay, Inc.
95,000	2.500%, 3/9/2018	96,343
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	136,455
210,000	1.897%, 8/12/2019	209,697
95,000	2.597%, 11/4/2019	96,490
	General Motors Financial Company, Inc.
210,000	3.150%, 1/15/2020	213,982
83,000	4.375%, 9/25/2021	88,648
	Home Depot, Inc.
70,000	1.220%, 9/15/2017[e]	70,193

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Consumer Cyclical (2.5%) - continued
$110,000	2.000%, 4/1/2021	$111,839
65,000	2.625%, 6/1/2022	67,497
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	206,500
383,000	5.625%, 2/1/2023[f]	401,193
	L Brands, Inc.
570,000	5.625%, 2/15/2022	636,975
	Lennar Corporation
410,000	12.250%, 6/1/2017	437,163
160,000	4.125%, 12/1/2018	164,400
	Live Nation Entertainment, Inc.
1,110,000	5.375%, 6/15/2022[f]	1,146,075
	Macy's Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	184,190
	MGM Resorts International
775,000	6.000%, 3/15/2023	840,875
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	98,977
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,160,250
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	72,392
	Rite Aid Corporation
905,000	6.375%, 4/1/2023[f]	976,649
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	815,625
	Starbucks Corporation
115,000	2.100%, 2/4/2021	117,388
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	128,495
	Visa, Inc.
70,000	2.200%, 12/14/2020	71,790
	Walgreens Boots Alliance, Inc.
95,000	1.750%, 5/30/2018	95,520
95,000	2.600%, 6/1/2021	97,220
	West Corporation
770,000	5.375%, 7/15/2022[f]	754,600
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[f]	1,154,725

	Total	13,903,724

Consumer Non-Cyclical (2.8%)
	Anheuser-Busch InBev Finance, Inc.
120,000	2.017%, 2/1/2021[e]	123,161
275,000	2.650%, 2/1/2021	283,771
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	319,300
	BAT International Finance plc
65,000	1.360%, 6/15/2018[e,f]	65,209
	Baxter International, Inc.
210,000	1.700%, 8/15/2021	208,474
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[f]	223,229
	Becton, Dickinson and Company
45,000	1.450%, 5/15/2017	45,074
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	39,539
	Bunge Limited Finance Corporation
70,000	3.500%, 11/24/2020	73,214
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,614
	Celgene Corporation
70,000	3.550%, 8/15/2022	74,374
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	793,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Consumer Non-Cyclical (2.8%) - continued
	CVS Health Corporation
$64,000	2.250%, 12/5/2018	$65,152
	EMD Finance, LLC
35,000	1.207%, 3/17/2017[e,f]	35,015
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	746,250
	Express Scripts Holding Company
90,000	3.900%, 2/15/2022	97,110
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,182
	Gilead Sciences, Inc.
200,000	1.950%, 3/1/2022	200,437
70,000	3.250%, 9/1/2022	74,330
	Grifols Worldwide Operations, Ltd.
920,000	5.250%, 4/1/2022	952,200
	HCA, Inc.
430,000	5.250%, 6/15/2026	456,875
575,000	4.500%, 2/15/2027	578,594
	Iconix Brand Group, Inc., Convertible
680,000	1.500%, 3/15/2018	586,500
	Intercept Pharmaceuticals, Inc., Convertible
800,000	3.250%, 7/1/2023	894,500
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	388,050
780,000	5.750%, 6/15/2025[f]	766,350
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	234,452
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,472
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	72,906
	Medtronic plc
178,000	4.375%, 3/15/2035	201,706
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	184,464
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	87,478
	Mylan NV
180,000	2.500%, 6/7/2019[f]	181,599
35,000	3.750%, 12/15/2020[f]	36,553
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[f]	218,858
	Perrigo Finance plc
210,000	3.500%, 12/15/2021	217,066
	Pfizer, Inc.
560,000	5.200%, 8/12/2020	634,019
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[f]	533,750
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,822
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	52,163
	Safeway, Inc.
37,000	3.400%, 12/1/2016	36,926
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	224,885
	Spectrum Brands, Inc.
340,000	5.750%, 7/15/2025	367,200
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	750,375

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Tenet Healthcare Corporation
$1,005,000	8.125%, 4/1/2022	$1,005,000
	Teva Pharmaceutical Finance Netherlands III BV
275,000	1.700%, 7/19/2019	274,378
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	527,850
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	108,811
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	396,921
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[f]	689,000

	Total	15,356,258

Energy (2.5%)
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	87,671
33,000	4.850%, 3/15/2021	35,426
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	261,950
500,000	5.625%, 6/1/2023	509,375
	BP Capital Markets plc
180,000	1.676%, 5/3/2019	180,702
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	98,980
	Chesapeake Energy Corporation, Convertible
800,000	5.500%, 10/5/2026[f]	803,656
	Chevron Corporation
70,000	1.328%, 11/16/2018[e]	70,177
	Concho Resources, Inc.
435,000	6.500%, 1/15/2022	451,312
570,000	5.500%, 10/1/2022	591,375
	Contura Energy, Inc.
111,000	10.000%, 8/1/2021[f]	114,330
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	516,375
	Devon Energy Corporation
210,000	3.250%, 5/15/2022	208,499
	Ecopetrol SA
165,000	5.875%, 9/18/2023	177,994
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	716,850
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,014,518
	EQT Corporation
60,000	5.150%, 3/1/2018	62,469
62,000	8.125%, 6/1/2019	70,869
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	141,493
	Marathon Oil Corporation
200,000	2.800%, 11/1/2022	185,233
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	72,747
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	130,600
410,000	6.375%, 1/30/2023[f]	324,412
	MPLX, LP
1,010,000	4.875%, 12/1/2024	1,044,669
	Occidental Petroleum Corporation
175,000	2.600%, 4/15/2022	178,765
	Petrobras Global Finance BV
26,000	8.375%, 5/23/2021	28,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Energy (2.5%) - continued
	Petroleos Mexicanos
$42,000	5.500%, 2/4/2019[f]	$44,289
	Pioneer Natural Resources Company
25,000	3.450%, 1/15/2021	25,997
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	770,476
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025	833,125
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[f]	72,991
	Shell International Finance BV
60,000	1.266%, 5/11/2020[e]	60,069
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[f]	208,867
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	75,092
	Targa Resources Partners, LP
730,000	6.625%, 10/1/2020	754,637
	TransCanada Trust
545,000	5.875%, 8/15/2076	576,610
	Transcontinental Gas Pipe Line Company, LLC
80,000	7.850%, 2/1/2026[f]	103,571
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023	725,813
	Whiting Petroleum Corporation, Convertible
605,000	1.250%, 4/1/2020	499,881
	WPX Energy, Inc.
500,000	7.500%, 8/1/2020	528,750

	Total	13,359,020

Financials (6.9%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	73,535
	Aegon NV
720,000	1.428%, 7/29/2049[e,h]	466,589
	AerCap Ireland Capital, Ltd.
545,000	3.950%, 2/1/2022	558,625
	Aetna, Inc.
190,000	1.900%, 6/7/2019	191,743
	Air Lease Corporation
35,000	2.625%, 9/4/2018	35,318
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	609,750
350,000	4.125%, 3/30/2020	356,125
	American Express Credit Corporation
70,000	1.906%, 9/14/2020[e]	71,103
	AMG Capital Trust II, Convertible
7,400	5.150%, 10/15/2037	400,063
	Argos Merger Sub, Inc.
960,000	7.125%, 3/15/2023[f]	1,005,600
	BAC Capital Trust XIV
560,000	4.000%, 9/29/2049[e,h]	455,700
	Banco de Brasil SA
490,000	9.000%, 12/31/2049[f,h]	421,400
	Bank of America Corporation
164,000	5.700%, 5/2/2017	167,843
58,000	5.650%, 5/1/2018	61,524
185,000	5.625%, 7/1/2020	207,673
200,000	2.625%, 4/19/2021	203,182
43,000	8.000%, 7/29/2049[h]	43,860

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Financials (6.9%) - continued
	Bank of Montreal
$185,000	1.500%, 7/18/2019	$184,609
	Barclays Bank plc
100,000	5.140%, 10/14/2020	108,283
	Barclays plc
210,000	3.200%, 8/10/2021	211,104
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	216,973
	Blackstone Mortgage Trust, Inc., Convertible
440,000	5.250%, 12/1/2018	483,450
	BNZ International Funding, Ltd.
250,000	1.836%, 9/14/2021[e,f]	250,363
	Caisse Centrale Desjardins du Quebec
35,000	1.417%, 1/29/2018[e,f]	34,957
	Capital One NA
210,000	2.400%, 9/5/2019	213,321
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021	1,113,000
	Central Fidelity Capital Trust I
790,000	1.680%, 4/15/2027[e]	687,300
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	982,812
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,303
200,000	2.050%, 6/7/2019	201,523
185,000	2.650%, 10/26/2020	188,975
175,000	2.255%, 9/1/2023[e]	175,838
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	288,213
	Credit Agricole SA
50,000	1.815%, 6/10/2020[e,f]	50,154
	Credit Suisse Group AG
760,000	6.250%, 12/29/2049[f,h]	719,150
400,000	7.500%, 12/29/2049[f,h]	406,900
	Credit Suisse Group Funding, Ltd.
420,000	2.750%, 3/26/2020	421,529
	CyrusOne, LP
570,000	6.375%, 11/15/2022	603,665
	Discover Bank
43,000	8.700%, 11/18/2019	49,605
	Discover Financial Services
90,000	6.450%, 6/12/2017	92,878
	Duke Realty, LP
95,000	4.375%, 6/15/2022	103,914
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	557,175
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	89,798
307,000	7.500%, 2/15/2019	346,991
200,000	2.000%, 4/25/2019	201,332
35,000	1.875%, 4/23/2020[e]	35,217
160,000	2.241%, 11/15/2021[e]	159,242
60,000	2.429%, 11/29/2023[e]	61,020
420,000	5.300%, 12/29/2049[h]	430,500
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022	2,689,267
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[f]	201,775
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	115,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Financials (6.9%) - continued
	HCP, Inc.
$64,000	3.750%, 2/1/2019	$66,254
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	113,281
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	85,331
	HSBC Holdings plc
210,000	2.358%, 1/5/2022[c,e]	210,941
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	145,131
	Icahn Enterprises, LP
400,000	6.000%, 8/1/2020	402,000
	ILFC E-Capital Trust II
1,035,000	4.250%, 12/21/2065[e,f]	825,412
	ING Capital Funding Trust III
89,000	4.438%, 12/29/2049[e,h]	88,444
	International Lease Finance Corporation
390,000	5.875%, 8/15/2022	432,412
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	41,807
100,000	3.875%, 1/15/2019	102,964
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	98,032
30,000	2.250%, 1/23/2020	30,394
185,000	4.950%, 3/25/2020	203,636
210,000	2.295%, 8/15/2021	210,457
160,000	2.700%, 5/18/2023	161,651
77,000	7.900%, 4/29/2049[h]	79,117
	J.P. Morgan Chase Bank NA
250,000	1.453%, 9/23/2019[e]	250,325
	KeyBank NA
250,000	1.600%, 8/22/2019	250,021
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	798,000
25,000	5.000%, 6/1/2021[f]	27,851
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	208,204
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	880,000
	Macquarie Bank, Ltd.
80,000	1.860%, 1/15/2019[e,f]	80,589
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,032,534
	MGIC Investment Corporation, Convertible
310,000	9.000%, 4/1/2063[f]	383,044
	Mitsubishi UFJ Financial Group, Inc.
250,000	1.912%, 9/13/2021[e]	249,714
	Mizuho Financial Group, Inc.
250,000	1.992%, 9/13/2021[e]	250,303
	Morgan Stanley
35,000	1.874%, 1/27/2020[e]	35,365
210,000	2.800%, 6/16/2020	215,432
200,000	2.500%, 4/21/2021	202,501
64,000	4.875%, 11/1/2022	70,590
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	536,010
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	88,890
	National City Corporation
86,000	6.875%, 5/15/2019	96,873
	National Westminster Bank plc
1,140,000	1.125%, 11/29/2049[e,h]	770,713

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Financials (6.9%) - continued
	New York Life Global Funding
$70,000	1.550%, 11/2/2018[f]	$70,359
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,936
	Prudential Financial, Inc.
775,000	5.625%, 6/15/2043	836,070
	Quicken Loans, Inc.
1,005,000	5.750%, 5/1/2025[f]	997,462
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,523
	Regions Bank
28,000	7.500%, 5/15/2018	30,469
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	93,560
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	162,874
	Royal Bank of Scotland Group plc
725,000	7.640%, 3/29/2049[h]	703,250
230,000	7.648%, 8/29/2049[h]	275,425
	Santander Uk Group Holdings plc
210,000	2.875%, 8/5/2021	209,915
	Santander UK plc
64,000	3.050%, 8/23/2018	65,560
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	72,155
120,000	2.500%, 7/15/2021	123,185
	Societe Generale SA
760,000	8.250%, 9/29/2049[h]	770,420
800,000	8.000%, 12/31/2049[f,h]	804,000
	Standard Chartered plc
210,000	1.941%, 8/19/2019[e,f]	211,660
960,000	6.409%, 1/29/2049[f,h]	931,200
	State Street Capital Trust IV
1,043,000	1.850%, 6/15/2037[e]	896,980
	State Street Corporation
70,000	1.701%, 8/18/2020[e]	70,659
	Sumitomo Mitsui Financial Group, Inc.
215,000	2.514%, 3/9/2021[e]	221,481
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	98,858
	Synchrony Financial
94,000	1.875%, 8/15/2017	94,189
25,000	1.989%, 2/3/2020[e]	24,456
94,000	3.750%, 8/15/2021	98,873
	Toronto-Dominion Bank
80,000	1.542%, 1/22/2019[e]	80,581
70,000	1.786%, 12/14/2020[e]	70,625
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	75,167
	USB Realty Corporation
760,000	1.827%, 12/29/2049[e,f,h]	682,100
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	131,421
	Wells Fargo & Company
35,000	1.432%, 1/30/2020[e]	34,903
210,000	2.150%, 1/30/2020	211,528
205,000	2.100%, 7/26/2021	204,298
	Westpac Banking Corporation
275,000	1.661%, 8/19/2021[e]	275,860

	Total	37,622,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Foreign Government (3.7%)
	Argentina Government International Bond
$250,000	6.250%, 4/22/2019[f]	$265,125
	Brazil Government International Bond
330,000	4.875%, 1/22/2021	352,275
500,000	2.625%, 1/5/2023	462,500
100,000	6.000%, 4/7/2026	110,750
300,000	7.125%, 1/20/2037	352,500
360,000	5.000%, 1/27/2045	326,700
250,000	5.625%, 2/21/2047	246,875
	Colombia Government International Bond
300,000	4.375%, 7/12/2021	324,900
200,000	2.625%, 3/15/2023	197,300
250,000	4.000%, 2/26/2024	266,250
154,000	5.625%, 2/26/2044	178,255
360,000	5.000%, 6/15/2045	389,700
	Croatia Government International Bond
60,000	6.750%, 11/5/2019[f]	66,529
350,000	6.625%, 7/14/2020[f]	392,175
170,000	6.000%, 1/26/2024[f]	195,500
	Hungary Government International Bond
120,000	6.375%, 3/29/2021	139,050
400,000	5.750%, 11/22/2023	471,000
372,000	5.375%, 3/25/2024	432,000
	Indonesia Government International Bond
300,000	4.875%, 5/5/2021[f]	330,048
290,000	3.375%, 4/15/2023[f]	298,803
270,000	5.875%, 1/15/2024[f]	318,402
210,000	4.125%, 1/15/2025[f]	224,030
200,000	4.750%, 1/8/2026[f]	223,380
230,000	8.500%, 10/12/2035[f]	348,126
600,000	5.125%, 1/15/2045[f]	684,193
	Mexico Government International Bond
200,000	4.350%, 1/15/2047	196,500
62,000	5.750%, 10/12/2110	65,565
180,000	3.625%, 3/15/2022	189,675
454,000	4.000%, 10/2/2023	485,099
350,000	3.600%, 1/30/2025	362,688
370,000	4.125%, 1/21/2026	397,935
120,000	6.750%, 9/27/2034	158,700
118,000	6.050%, 1/11/2040	143,665
250,000	4.750%, 3/8/2044	259,063
180,000	5.550%, 1/21/2045	208,575
315,000	4.600%, 1/23/2046	319,331
	Panama Government International Bond
180,000	4.000%, 9/22/2024	196,875
270,000	3.750%, 3/16/2025	291,263
210,000	6.700%, 1/26/2036	286,650
	Peru Government International Bond
100,000	5.625%, 11/18/2050	132,250
360,000	4.125%, 8/25/2027	411,300
303,000	8.750%, 11/21/2033	491,618
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	366,301
90,000	6.375%, 10/23/2034	130,813
100,000	5.000%, 1/13/2037	128,979
200,000	3.950%, 1/20/2040	228,432

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Foreign Government (3.7%) - continued
$480,000	3.700%, 3/1/2041	$531,131
	Romania Government International Bond
196,000	4.375%, 8/22/2023[f]	216,874
100,000	4.875%, 1/22/2024[f]	114,321
130,000	6.125%, 1/22/2044[f]	175,500
	Russia Government International Bond
180,000	3.500%, 1/16/2019[f]	183,792
850,000	5.000%, 4/29/2020[f]	916,793
500,000	4.875%, 9/16/2023[f]	549,750
240,750	7.500%, 3/31/2030[f]	292,031
270,000	5.625%, 4/4/2042[f]	311,783
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	59,986
210,000	5.875%, 5/30/2022	237,300
340,000	4.300%, 10/12/2028[c]	334,563
50,000	5.375%, 7/24/2044	54,325
	Turkey Government International Bond
122,000	7.500%, 11/7/2019	135,688
300,000	7.000%, 6/5/2020	331,950
385,000	5.125%, 3/25/2022	400,400
180,000	6.250%, 9/26/2022	197,550
90,000	5.750%, 3/22/2024	96,919
400,000	4.250%, 4/14/2026	391,224
210,000	4.875%, 10/9/2026	213,675
362,000	6.875%, 3/17/2036	422,490
440,000	4.875%, 4/16/2043	410,612
360,000	6.625%, 2/17/2045	419,605

	Total	20,045,905

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,000,000	3.000%, 10/1/2031[c]	2,100,742
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,500,000	2.500%, 10/1/2031[c]	7,768,159
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,500,000	3.000%, 10/1/2046[c]	6,755,683
5,800,000	3.500%, 10/1/2046[c]	6,119,906
2,150,000	4.000%, 10/1/2046[c]	2,309,067

	Total	25,053,557

Technology (1.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	409,500
	Apple, Inc.
60,000	1.117%, 5/6/2020[e]	59,892
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	72,194
	Cisco Systems, Inc.
90,000	1.411%, 2/21/2018[e]	90,521
65,000	1.342%, 3/1/2019[e]	65,427
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[f]	618,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Technology (1.7%) - continued
	Cypress Semiconductor Corporation, Convertible
$400,000	4.500%, 1/15/2022[f]	$452,250
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[f]	97,705
	Equinix, Inc.
675,000	5.750%, 1/1/2025	717,187
	Fidelity National Information Services, Inc.
70,000	3.625%, 10/15/2020	74,247
275,000	2.250%, 8/15/2021	276,592
	First Data Corporation
510,000	5.375%, 8/15/2023[f]	525,300
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020[f,g]	281,192
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	324,800
	Intel Corporation
160,000	1.700%, 5/19/2021	161,265
70,000	3.100%, 7/29/2022	74,766
	Intel Corporation, Convertible
520,000	2.950%, 12/15/2035	717,925
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	561,238
450,000	3.000%, 11/15/2043	399,937
	Microsoft Corporation
210,000	1.100%, 8/8/2019	209,330
	NXP BV
785,000	3.875%, 9/1/2022[f]	822,288
	NXP Semiconductors NV, Convertible
695,000	1.000%, 12/1/2019	818,362
	Oracle Corporation
60,000	2.500%, 5/15/2022	61,589
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	824,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	754,000
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	60,806

	Total	9,530,738

Transportation (0.4%)
	American Airlines Pass Through Trust
68,724	4.950%, 1/15/2023	74,737
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	772,406
	Delta Air Lines, Inc.
49,584	4.950%, 5/23/2019	52,188
	ERAC USA Finance, LLC
175,000	2.600%, 12/1/2021[f]	178,372
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	73,179
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	123,067
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[f]	734,963

	Total	2,008,912

U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
830,000	1.125%, 8/31/2021	829,157
830,000	2.125%, 6/30/2022	868,161
600,000	1.625%, 2/15/2026	601,031

	Total	2,298,349

Principal Amount	Long-Term Fixed Income (47.8%)	Value
Utilities (1.0%)
	AES Corporation
$390,000	7.375%, 7/1/2021	$447,525
	Ameren Corporation
70,000	2.700%, 11/15/2020	72,172
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	586,600
730,000	5.375%, 1/15/2023	727,262
	Dominion Resources, Inc.
200,000	1.600%, 8/15/2019	199,627
	Dynegy, Inc.
700,000	7.375%, 11/1/2022	691,250
	Electricite de France SA
305,000	5.250%, 12/29/2049[f,h]	298,168
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019[f]	117,269
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	776,100
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	96,674
	Fortis, Inc.
180,000	2.100%, 10/4/2021[f]	179,341
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	96,507
	NiSource Finance Corporation
216,000	5.450%, 9/15/2020	242,615
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	393,900
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	102,893
	Southern Company
200,000	1.850%, 7/1/2019	201,573
	Williams Partners, LP
200,000	5.250%, 3/15/2020	216,516
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,884

	Total	5,505,876

	Total Long-Term Fixed Income (cost $255,261,741)	261,127,057

Shares	Common Stock (26.4%)	Value
Consumer Discretionary (4.1%)
4,400	Amazon.com, Inc.[j]	3,684,164
2,280	AutoZone, Inc.[j]	1,751,815
600	Bayerische Motoren Werke AG	44,283
400	Beiersdorf AG	37,757
9,400	Berkeley Group Holdings plc	314,087
1,300	Brembo SPA	77,574
11,100	Bridgestone Corporation	408,966
5,742	Bunzl plc	169,322
7,270	Burlington Stores, Inc.[j]	589,015
6,000	Calsonic Kansei Corporation	55,581
5,985	Cedar Fair, LP	342,881
100	Christian Dior SE	17,935
8,700	Cineworld Group plc	65,362
29,334	Comcast Corporation	1,946,018
2,500	Compass Group plc	48,416
200	Continental AG	42,140
45,200	Debenhams plc	32,650
13,700	Denso Corporation	546,692
12,300	Eutelsat Communications	254,579
20,100	Ford Motor Company	242,607
12,500	Fuji Heavy Industries, Ltd.	468,994
8,430	General Motors Company	267,821
15,000	Gunze, Ltd.	48,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (26.4%)	Value
Consumer Discretionary (4.1%) - continued
3,100	Hakuhodo Dy Holdings, Inc.	$36,332
1,100	Hennes & Mauritz AB	31,048
30,600	Honda Motor Company, Ltd.	883,125
17,000	Inchcape plc	145,056
2,700	Intertek Group plc	121,888
7,900	Kingfisher plc	38,544
600	Koito Manufacturing Company, Ltd.	29,202
1,400	KOMERI Company, Ltd.	34,068
1,020	Linamar Corporation	42,590
1,000	LVMH Moet Hennessy Louis Vuitton SE	170,512
8,000	Marks and Spencer Group plc	34,321
6,540	Masonite International Corporation[j]	406,592
19,212	MDC Partners, Inc.	205,953
9,440	Newell Brands, Inc.	497,110
1,100	Nifco, Inc.	58,439
32,660	NIKE, Inc.	1,719,549
1,600	Nokian Renkaat Oyj	58,336
300	Paddy Power plc	33,923
18,200	Persimmon plc	427,927
7,646	Restoration Hardware Holdings, Inc.[j]	264,399
600	RTL Group SA	49,845
4,200	Sekisui House, Ltd.	71,554
5,700	SHOWA Corporation	30,035
2,800	Sky plc	32,452
13,470	Starbucks Corporation	729,266
13,000	Sumitomo Forestry Company, Ltd.	173,988
7,700	Sumitomo Rubber Industries, Ltd.	116,469
700	Swatch Group AG	38,975
13,800	Tatts Group, Ltd.	38,786
28,030	Time, Inc.	405,874
12,210	Toll Brothers, Inc.[j]	364,591
500	Toyota Motor Corporation	29,003
5,410	Tractor Supply Company	364,364
200	Valora Holding AG	56,994
6,000	Wacoal Holdings Corporation	67,727
20,020	Walt Disney Company	1,859,057
740	Whirlpool Corporation	119,998
1,700	Whitbread plc	86,279
11,046	Wolters Kluwer NV	472,232
8,100	WPP plc	190,395
4,300	Yokohama Rubber Company, Ltd.	68,831

	Total	22,062,748

Consumer Staples (1.4%)
11,600	AdvancePierre Foods Holdings, Inc.	319,696
11,911	Anheuser-Busch InBev NV ADR	1,565,225
6,600	Axfood AB	116,517
3,161	British American Tobacco plc	201,595
11,800	Coca-Cola HBC AG	274,131
2,400	Ebro Foods SA	55,825
383	George Weston, Ltd.	31,949
2,500	Henkel AG & Company KGaA	291,587
18,419	Imperial Brands plc	948,032
2,300	Jeronimo Martins SGPS SA	39,863
2,600	Kao Corporation	146,999
1,200	Kesko Oyj	55,284
32,694	Koninklijke Ahold Delhaize NV	744,641
3,500	Nestle SA	276,374
15,070	Philip Morris International, Inc.	1,465,105
776	Premium Brands Holdings Corporation	36,554
2,500	Suedzucker AG	69,527
2,600	Universal Corporation	151,372
7,860	Walgreens Boots Alliance, Inc.	633,673

Shares	Common Stock (26.4%)	Value
Consumer Staples (1.4%) - continued
5,040	WhiteWave Foods Company[j]	$274,327

	Total	7,698,276

Energy (1.6%)
8,747	Baytex Energy Corporation[j]	37,136
223,120	BP plc	1,300,501
7,070	Continental Resources, Inc.[j]	367,357
3,232	Contura Energy, Inc.[j]	134,936
17,240	EOG Resources, Inc.	1,667,280
19,290	EQT Corporation	1,400,840
10,274	OMV AG	295,811
11,350	Parsley Energy, Inc.[j]	380,338
2,820	Pioneer Natural Resources Company	523,533
8,920	Royal Dutch Shell plc	222,597
380	Royal Dutch Shell plc, Class A	9,454
20,344	Royal Dutch Shell plc, Class B	527,429
8,688	Statoil ASA	145,857
8,059	Total SA	383,293
692	Vantage Drilling International[j]	54,668
209,700	Weatherford International plc[j]	1,178,514

	Total	8,629,544

Financials (4.2%)
2,570	Affiliated Managers Group, Inc.[j]	371,879
5,200	AIA Group, Ltd.	34,969
8,500	Allianz SE	1,263,193
200,000	Apollo Investment Corporation	1,160,000
115,400	Ares Capital Corporation	1,788,700
18,900	Australia & New Zealand Banking Group, Ltd.	402,600
32,500	Banco Santander SA	144,182
23,000	Bank of East Asia, Ltd.	93,872
4,508	Bank of Montreal	295,402
15,259	Bank of Nova Scotia	808,572
10,990	Bank of the Ozarks, Inc.	422,016
453	Canadian Imperial Bank of Commerce	35,126
1,742	Canadian Western Bank[k]	33,527
9,000	Chiba Bank, Ltd.	51,113
5,588	CI Financial Corporation[k]	107,207
29,100	Citigroup, Inc.	1,374,393
10,500	CNP Assurances	176,410
1,700	Danske Bank AS	49,735
34,115	Direct Line Insurance Group plc	161,149
24,540	Encore Capital Group, Inc.[j]	551,659
9,700	Erste Group Bank AG	287,235
1,800	EXOR SPA	72,885
47,500	FlexiGroup, Ltd.	84,810
70,000	Fukuoka Financial Group, Inc.	290,944
2,595	Genworth MI Canada, Inc.[k]	66,776
120,000	Golub Capital BDC, Inc.	2,228,400
300	Groupe Bruxelles Lambert SA	26,629
8,800	Hang Seng Bank, Ltd.	157,971
4,000	Hannover Rueckversicherung SE	428,784
57,600	Henderson Group plc	172,909
2,321	Intact Financial Corporation	167,783
5,800	Intercontinental Exchange, Inc.	1,562,288
44,600	Investec plc	271,869
22,200	J.P. Morgan Chase & Company	1,478,298
37,480	KeyCorp	456,132
6,000	Macquarie Group, Ltd.	379,467
146,300	Mizuho Financial Group, Inc.	246,580
2,800	MS and AD Insurance Group Holdings, Inc.	78,039
2,800	National Australia Bank, Ltd.	60,189
17,440	National Bank of Canada	618,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (26.4%)	Value
Financials (4.2%) - continued
8,600	Nordea Bank AB	$85,402
12,100	Old Mutual plc	31,717
10,623	Power Corporation of Canada	225,019
1,507	Power Financial Corporation	34,920
5,240	Raymond James Financial, Inc.	305,020
1,913	Schroders plc	66,804
7,000	Swiss Re AG	632,229
40,380	Synchrony Financial	1,130,640
16,800	T&D Holdings, Inc.	189,522
1,200	Talanx AG	36,618
1,000	Tokio Marine Holdings, Inc.	38,350
2,803	Toronto-Dominion Bank	124,431
21,900	United Overseas Bank, Ltd.	303,836
21,300	Westpac Banking Corporation	484,622
13,290	XL Group, Ltd.	446,943
16,840	Zions Bancorporation	522,377

	Total	23,120,541

Health Care (2.8%)
50,870	Abbott Laboratories	2,151,292
14,100	Akorn, Inc.[j]	384,366
6,350	Allergan plc[j]	1,462,469
1,050	Anthem, Inc.	131,576
3,200	CSL, Ltd.	263,138
6,563	Essilor International SA	846,602
8,470	Gilead Sciences, Inc.	670,146
5,000	Grifols SA	107,777
5,200	Hikma Pharmaceuticals plc	135,832
11,440	Hologic, Inc.[j]	444,215
441	ICON plc[j]	34,120
1,300	Laboratory Corporation of America Holdings[j]	178,724
900	Lonza Group AG	172,259
18,100	Medtronic plc	1,563,840
32,320	Merck & Company, Inc.	2,017,091
2,800	Merck KGaA	302,023
9,100	Novartis AG	718,175
9,100	Novo Nordisk AS	379,276
19,258	Pfizer, Inc.	652,268
1,000	Roche Holding AG-Genusschein	248,499
7,900	Sanofi	601,596
2,630	Teleflex, Inc.	441,972
8,680	Vertex Pharmaceuticals, Inc.[j]	756,983
2,820	Waters Corporation[j]	446,942

	Total	15,111,181

Industrials (2.9%)
8,000	ABB, Ltd.	180,304
2,700	Adecco SA	152,187
33,800	Air New Zealand, Ltd.	45,849
4,400	Amada Holdings Company, Ltd.	45,770
1,200	Andritz AG	65,301
21,000	Asahi Glass Company, Ltd.	135,785
1,500	Atlas Copco Aktiebolag	45,157
3,500	Babcock International Group plc	46,858
2,000	Berendsen plc	32,154
600	Brenntag AG	32,789
5,907	Canadian National Railway Company	386,131
2,600	Capita plc	22,523
21,000	Cathay Pacific Airways, Ltd.	29,357
5,000	Dai Nippon Printing Company, Ltd.	49,048
5,182	Dart Group plc	28,143
300	DCC plc	27,257
9,870	Delta Air Lines, Inc.	388,483
3,800	Deutsche Post AG	118,973
2,800	DSV AS	139,706

Shares	Common Stock (26.4%)	Value
Industrials (2.9%) - continued
3,300	East Japan Railway Company	$297,871
7,910	EMCOR Group, Inc.	471,594
2,840	Equifax, Inc.	382,207
900	Flughafen Zuerich AG	175,944
1,900	Fraport AG Frankfurt Airport Services Worldwide	103,988
100	Georg Fischer AG	87,669
2,200	Hitachi Transport System, Ltd.	43,960
700	Hochtief AG	98,788
12,456	Illinois Tool Works, Inc.	1,492,727
2,700	Inaba Denki Sangyo Company, Ltd.	97,595
25,720	Ingersoll-Rand plc	1,747,417
51,400	ITOCHU Corporation	647,104
25,040	Jacobs Engineering Group, Inc.[j]	1,295,069
1,700	Jardine Matheson Holdings, Ltd.	103,037
5,000	Kamigumi Company, Ltd.	43,620
12,400	KITZ Corporation	68,631
13,600	KONE Oyj	690,435
2,912	Koninklijke Boskalis Westminster NV	103,641
600	Kuehne & Nagel International AG	87,196
2,400	Kurita Water Industries, Ltd.	57,027
500	Legrand SA	29,477
18,000	Marubeni Corporation	92,468
11,850	Masco Corporation	406,573
19,400	Meggitt plc	113,231
3,700	Middleby Corporation[j]	457,394
4,900	MIRAIT Holdings Corporation	41,753
16,000	Mitsubishi Electric Corporation	205,067
5,000	Mitsuboshi Belting, Ltd.	42,486
32,500	Mitsui & Company, Ltd.	450,414
8,000	Nippon Express Company, Ltd.	37,400
9,300	Nitto Kogyo Corporation	122,082
2,100	Randstad Holding NV	95,493
262	Rieter Holding AG	53,153
4,800	Sanwa Holdings Corporation	46,469
100	Schindler Holding AG	18,941
1,000	Schindler Holding AG, Participation Certificate	187,782
4,700	Siemens AG	551,126
2,700	Skanska AB	63,079
4,800	SKF AB	82,893
7,900	Smiths Group plc	149,960
3,100	Southwest Airlines Company	120,559
1,400	TOTO, Ltd.	52,930
13,370	Union Pacific Corporation	1,303,976
7,500	Vinci SA	574,341
4,230	WABCO Holdings, Inc.[j]	480,232
2,034	WSP Global, Inc.	64,077
1,600	Yuasa Trading Company, Ltd.	36,760

	Total	15,947,411

Information Technology (4.0%)
2,080	Alphabet, Inc., Class Aj	1,672,445
1,084	Alphabet, Inc., Class Cj	842,582
22,690	Apple, Inc.	2,565,104
4,900	Canon, Inc.	142,259
6,310	Check Point Software Technologies, Ltd.[j]	489,719
12,380	Facebook, Inc.[j]	1,587,983
19,820	Finisar Corporation[j]	590,636
11,200	FUJIFILM Holdings NPV	414,880
2,400	Halma plc	32,584
900	Hoya Corporation	36,205
16,840	Juniper Networks, Inc.	405,170
2,500	Kyocera Corporation	120,133
1,200	Micro Focus International plc	34,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (26.4%)	Value
Information Technology (4.0%) - continued
34,320	Microsoft Corporation	$1,976,832
4,800	NEC Networks & System Integration Corporation	81,763
1,400	Nice, Ltd.	93,221
2,400	NS Solutions Corporation	41,942
800	NTT Data Corporation	39,956
4,455	NVIDIA Corporation	305,257
600	Oracle Corporation Japan	33,899
4,530	Palo Alto Networks, Inc.[j]	721,765
43,460	Pandora Media, Inc.[j]	622,782
33,250	PayPal Holdings, Inc.[j]	1,362,252
8,020	Plantronics, Inc.	416,719
28,970	Pure Storage, Inc.[j]	392,543
7,250	Salesforce.com, Inc.[j]	517,143
300	SAP SE	27,436
1,100	Trend Micro, Inc.	38,374
7,420	Twitter, Inc.[j]	171,031
2,580	Ultimate Software Group, Inc.[j]	527,326
900	United Internet AG	39,859
14,220	Vantiv, Inc.[j]	800,159
24,570	Visa, Inc.	2,031,939
49,320	Xilinx, Inc.	2,680,049

	Total	21,856,104

Materials (0.8%)
2,400	Adeka Corporation	33,205
900	Air Liquide SA	96,513
2,900	Amcor, Ltd.	33,777
1,290	Ashland Global Holdings, Inc.	149,576
33,500	BHP Billiton, Ltd.	580,304
1,800	Croda International plc	81,223
3,220	Crown Holdings, Inc.[j]	183,830
28,700	Daicel Corporation	362,684
8,000	Denki Kagaku Kogyo KK	34,647
4,309	Domtar Corporation	159,993
1,750	Eagle Materials, Inc.	135,275
1,100	Evonik Industries AG	37,240
2,620	FMC Corporation	126,651
100	Givaudan SA	203,872
3,800	Hexpol AB	34,073
3,100	JSR Corporation	48,724
6,000	Kuraray Company, Ltd.	89,010
14,800	Mitsubishi Chemical Holdings Corporation	92,787
2,500	Mitsubishi Gas Chemical Company, Inc.	35,793
1,800	Mitsubishi Materials Corporation	49,234
500	Nippon Shokubai Company, Ltd.	31,237
500	Nitto Denko Corporation	32,473
60,505	Norsk Hydro ASA	261,610
14,600	Orora, Ltd.	35,409
2,750	Packaging Corporation of America	223,465
1,710	PPG Industries, Inc.	176,746
13	Rio Tinto, Ltd.	517
5,900	RPC Group plc	73,318
7,380	Steel Dynamics, Inc.	184,426
2,000	Sumitomo Metal Mining Company, Ltd.	27,623
1,400	Sumitomo Seika Chemicals Company, Ltd.	49,618
7,000	Tosoh Corporation	43,145
11,397	UPM-Kymmene Oyj	240,644
18,185	Verso Corporation[j]	117,293
11,036	Yara International ASA	367,753

	Total	4,433,688

Shares	Common Stock (26.4%)	Value
Real Estate (3.8%)
1,700	Acadia Realty Trust	$61,608
1,500	Agree Realty Corporation	74,160
7,029	Alexandria Real Estate Equities, Inc.	764,544
1,300	American Campus Communities, Inc.	66,131
3,650	American Homes 4 Rent	78,986
3,500	Apartment Investment & Management Company	160,685
3,000	Apple Hospitality REIT, Inc.	55,530
2,500	AvalonBay Communities, Inc.	444,600
1,100	Bluerock Residential Growth REIT, Inc.	14,300
4,845	Boston Properties, Inc.	660,325
1,800	Brandywine Realty Trust	28,116
25,495	Brixmor Property Group, Inc.	708,506
7,010	Camden Property Trust	587,017
31,200	CapitaMall Trust	49,707
1,575	Care Capital Properties, Inc.	44,887
901	Chesapeake Lodging Trust	20,633
650	CoreSite Realty Corporation	48,126
4,930	Crown Castle International Corporation	464,455
4,500	CubeSmart	122,670
1,900	CyrusOne, Inc.	90,383
400	Daito Trust Construction Company, Ltd.	63,976
700	DCT Industrial Trust, Inc.	33,985
5,500	DDR Corporation	95,865
4,800	Derwent London plc	161,789
48,100	DEXUS Property Group	338,074
1,218	DiamondRock Hospitality Company	11,084
2,836	Digital Realty Trust, Inc.	275,432
1,200	Douglas Emmett, Inc.	43,956
28,220	Duke Realty Corporation	771,253
1,000	DuPont Fabros Technology, Inc.	41,250
1,000	Education Realty Trust, Inc.	43,140
1,166	EPR Properties	91,811
1,787	Equinix, Inc.	643,767
1,800	Equity Lifestyle Properties, Inc.	138,924
1,000	Equity One, Inc.	30,610
9,040	Equity Residential	581,543
1,250	Essex Property Trust, Inc.	278,375
2,600	Extra Space Storage, Inc.	206,466
1,000	Federal Realty Investment Trust	153,930
1,800	First Industrial Realty Trust, Inc.	50,796
2,400	Forest City Realty Trust, Inc.	55,512
28,600	Frasers Centrepoint Trust	46,139
2,600	Gaming and Leisure Properties, Inc.	86,970
10,567	General Growth Properties, Inc.	291,649
1,200	GEO Group, Inc.	28,536
4,500	Gramercy Property Trust	43,380
3,700	Great Portland Estates plc	30,342
16,062	H&R Real Estate Investment Trust	274,607
4,000	Hamborner REIT AG	42,315
7,300	HCP, Inc.	277,035
2,200	Healthcare Realty Trust, Inc.	74,932
3,200	Healthcare Trust of America, Inc.	104,384
2,500	Highwoods Properties, Inc.	130,300
3,000	Hospitality Properties Trust	89,160
14,111	Host Hotels & Resorts, Inc.	219,708
2,000	Hudson Pacific Properties, Inc.	65,740
6,600	Hufvudstaden AB	114,356
57,000	Hysan Development Company, Ltd.	268,188
3,900	Iron Mountain, Inc.	146,367
1,500	Kilroy Realty Corporation	104,025
9,700	Kimco Realty Corporation	280,815
1,169	Lamar Advertising Company	76,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (26.4%)	Value
Real Estate (3.8%) - continued
1,900	LaSalle Hotel Properties	$45,353
1,800	Liberty Property Trust	72,630
791	Life Storage, Inc.	70,352
10,500	Link REIT	77,512
2,650	Macerich Company	214,306
5,400	Medical Properties Trust, Inc.	79,758
1,500	Mid-America Apartment Communities, Inc.	140,985
1,300	National Health Investors, Inc.	102,024
4,100	National Retail Properties, Inc.	208,485
400	National Storage Affiliates Trust	8,376
213,299	New World Development Company, Ltd.	279,698
3,100	NorthStar Realty Finance Corporation	40,827
2,550	Omega Healthcare Investors, Inc.	90,398
1,400	Outfront Media, Inc.	33,110
3,000	Parkway Properties, Inc.	51,030
1,000	Pebblebrook Hotel Trust	26,600
4,000	Physicians Realty Trust	86,160
845	Post Properties, Inc.	55,880
14,423	Prologis, Inc.	772,207
3,372	Public Storage, Inc.	752,428
823	QTS Realty Trust, Inc.	43,496
2,500	Realty Income Corporation	167,325
2,600	Regency Centers Corporation	201,474
1,800	Retail Opportunity Investments Corporation	39,528
3,000	Retail Properties of America, Inc.	50,400
1,872	RioCan Real Estate Investment Trust	38,840
3,988	RLJ Lodging Trust	83,868
2,775	Senior Housing Property Trust	63,020
7,970	Simon Property Group, Inc.	1,649,870
2,000	SL Green Realty Corporation	216,200
14,800	Spirit Realty Captial, Inc.	197,284
86,919	Stockland	318,335
3,406	Store Capital Corporation	100,375
3,700	Summit Hotel Properties, Inc.	48,692
1,250	Sun Communities, Inc.	98,100
3,655	Sunstone Hotel Investors, Inc.	46,747
300	Swiss Prime Site AGj	26,346
1,664	Tanger Factory Outlet Centers, Inc.	64,829
700	Taubman Centers, Inc.	52,087
5,600	UDR, Inc.	201,544
2,100	Urban Edge Properties	59,094
500	Urstadt Biddle Properties, Inc.	11,110
6,100	Ventas, Inc.	430,843
12,509	VEREIT, Inc.	129,718
5,990	Vornado Realty Trust	606,248
2,000	Weingarten Realty Investors	77,960
13,768	Welltower, Inc.	1,029,433
6,000	Wharf Holdings, Ltd.	44,019
8,000	Wheelock and Company, Ltd.	47,518
52,100	Wing Tai Holdings, Ltd.	64,661
1,100	WP Carey, Inc.	70,983

	Total	20,940,268

Telecommunications Services (0.4%)
2,128	BCE, Inc.	98,278
27,200	BT Group plc	136,851
10,300	Elisa Oyj	379,591
7,100	Freenet AG	207,808
120,060	KCOM Group plc	180,398
700	Millicom International Cellular SA	36,268
800	Nippon Telegraph & Telephone Corporation	36,589

Shares	Common Stock (26.4%)	Value
Telecommunications Services (0.4%) - continued
9,700	Orange SA	$151,976
138,000	PCCW, Ltd.	84,996
3,500	Proximus SA	104,706
12,200	Telefonica Deutschland Holding AG	49,190
7,936	Telenor ASA	136,467
12,900	Vodafone Group plc	36,996
20,790	Zayo Group Holdings, Inc.[j]	617,671

	Total	2,257,785

Utilities (0.4%)
4,100	E.ON SE	29,141
59,800	Electricidade de Portugal SA	200,690
23,189	MDU Resources Group, Inc.	589,928
9,426	NorthWestern Corporation	542,278
88,000	Osaka Gas Company, Ltd.	369,092
40,500	Redes Energeticas Nacionais SGPS SA	118,380
6,000	Toho Gas Company, Ltd.	56,185
8,300	United Utilities Group plc	107,806

	Total	2,013,500

	Total Common Stock (cost $137,248,416)	144,071,046

Shares	Registered Investment Companies (5.6%)	Value
Equity Funds/ETFs (1.7%)
256,500	Alerian MLP ETF	3,254,985
6,880	iShares MSCI EAFE Index Fund	406,814
45,060	Materials Select Sector SPDR Fund	2,151,615
29,020	Utilities Select Sector SPDR Fund	1,421,690
25,000	Vanguard High Dividend Yield ETF	1,803,500

	Total	9,038,604

Fixed Income Funds/ETFs (3.9%)
15,917	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,865,631
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,066,500
213,690	PowerShares Senior Loan Portfolio	4,959,745
165,745	Vanguard Short-Term Corporate Bond ETF	13,350,760

	Total	21,242,636

	Total Registered Investment Companies (cost $30,674,807)	30,281,240

Shares	Preferred Stock (2.6%)	Value
Consumer Staples (0.3%)
3,200	Bunge, Ltd., Convertible, 4.875%[h]	304,343
19,000	CHS, Inc., 6.750%[h]	543,970
31,200	CHS, Inc., 7.100%[h]	934,752

	Total	1,783,065

Energy (<0.1%)
2,401	Alpha Natural Resources, Inc.[j]	14,118
2,401	ANR Holdings, Inc.[j]	3,673

	Total	17,791

Financials (1.9%)
6,475	Agribank FCB, 6.875%[h]	697,681
39,710	Annaly Capital Management, Inc., 7.500%[h]	1,002,677
250	Bank of America Corporation, Convertible, 7.250%[h]	305,210
37,225	Citigroup, Inc., 6.875%[h]	1,072,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Preferred Stock (2.6%)	Value
Financials (1.9%) - continued
26,020	Citigroup, Inc., 7.008%[e]	$685,367
8,650	Cobank ACB, 6.250%[h]	910,413
41,050	GMAC Capital Trust I, 6.602%[e]	1,043,080
30,800	Goldman Sachs Group, Inc., 5.500%[h]	825,748
13,620	Morgan Stanley, 6.875%[h]	400,837
22,200	Morgan Stanley, 7.125%[h]	655,122
15,500	PNC Financial Services Group, Inc., 6.125%[h]	452,135
28,000	U.S. Bancorp, 6.500%[h]	843,360
1,012	Wells Fargo & Company, Convertible, 7.500%[h]	1,324,303

	Total	10,218,385

Health Care (0.2%)
810	Allergan plc, Convertible, 5.500%	663,188
250	Teva Pharmaceutical Industries, Ltd., Convertible, 7.000%	203,327

	Total	866,515

Real Estate (0.1%)
6,900	American Tower Corporation, Convertible, 5.500%	756,171

	Total	756,171

Utilities (0.1%)
4,500	DTE Energy Company, Convertible, 6.500%[j]	234,000

	Total	234,000

	Total Preferred Stock (cost $13,046,478)	13,875,927

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
204,875	Thrivent Cash Management Trust	204,875

	Total Collateral Held for Securities Loaned (cost $204,875)	204,875

Shares or Principal Amount	Short-Term Investments (10.2%)[l]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.350%, 10/3/2016	100,000
800,000	0.275%, 10/19/2016[m]	799,933
100,000	0.375%, 10/21/2016[m]	99,990
200,000	0.300%, 10/26/2016[m]	199,976
100,000	0.255%, 11/25/2016[m]	99,968
	Thrivent Core Short-Term Reserve Fund
5,431,242	0.750%	54,312,425

	Total Short-Term Investments (cost $55,612,212)	55,612,292

	Total Investments (cost $563,298,506) 105.6%	$576,166,397

	Other Assets and Liabilities, Net (5.6%)	(30,472,064)

	Total Net Assets 100.0%	$545,694,333

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $55,607,489 or 10.2% of total net assets.

g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of September 30, 2016 was $15,830,612 or 2.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$671,755
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	424,655
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	947,975
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	1,232,092
Digicel, Ltd., 4/15/2021	6/9/2014	777,531
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	539,092
Marlette Funding Trust, 1/17/2023	7/20/2016	1,629,158
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	735,453
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	1,299,998
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	900,000
Pretium Mortgage Credit Partners, LLC, 7/27/2031	6/17/2016	976,386
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,093,268
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	722,498
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	500,755
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	742,119
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,131,313
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,014,914
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	296,366

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$196,795
Total lending	$196,795
Gross amount payable upon return of collateral for securities loaned	$204,875
Net amounts due to counterparty	$8,080

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,798,147
Gross unrealized depreciation	(11,930,256)

Net unrealized appreciation (depreciation)	$12,867,891

Cost for federal income tax purposes	$563,298,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Diversified Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,421,154	–	4,421,154	–
Capital Goods	4,496,693	–	2,438,836	2,057,857
Communications Services	18,591,939	–	17,278,437	1,313,502
Consumer Cyclical	11,455,925	–	11,455,925	–
Consumer Non-Cyclical	13,261,001	–	12,543,414	717,587
Energy	3,633,974	–	2,248,385	1,385,589
Financials	4,215,991	–	4,215,991	–
Technology	7,741,978	–	7,741,978	–
Transportation	2,067,700	–	2,067,700	–
Utilities	1,107,605	–	1,107,605	–
Long-Term Fixed Income
Asset-Backed Securities	19,707,417	–	18,805,617	901,800
Basic Materials	4,162,043	–	4,162,043	–
Capital Goods	9,880,427	–	9,880,427	–
Collateralized Mortgage Obligations	62,651,304	–	62,651,304	–
Commercial Mortgage-Backed Securities	1,674,387	–	1,674,387	–
Communications Services	18,366,622	–	18,366,622	–
Consumer Cyclical	13,903,724	–	13,903,724	–
Consumer Non-Cyclical	15,356,258	–	15,356,258	–
Energy	13,359,020	–	13,359,020	–
Financials	37,622,518	–	34,933,251	2,689,267
Foreign Government	20,045,905	–	20,045,905	–
Mortgage-Backed Securities	25,053,557	–	25,053,557	–
Technology	9,530,738	–	9,530,738	–
Transportation	2,008,912	–	2,008,912	–
U.S. Government and Agencies	2,298,349	–	2,298,349	–
Utilities	5,505,876	–	5,505,876	–
Common Stock
Consumer Discretionary	22,062,748	15,761,074	6,301,674	–
Consumer Staples	7,698,276	4,409,398	3,288,878	–
Energy	8,629,544	5,707,466	2,922,078	–
Financials	23,120,541	13,798,745	9,321,796	–
Health Care	15,111,181	11,336,004	3,775,177	–
Industrials	15,947,411	8,546,231	7,401,180	–
Information Technology	21,856,104	20,679,436	1,176,668	–
Materials	4,433,688	1,457,255	2,976,433	–
Real Estate	20,940,268	18,653,846	2,286,422	–
Telecommunications Services	2,257,785	617,671	1,640,114	–
Utilities	2,013,500	1,132,206	881,294	–
Registered Investment Companies
Fixed Income Funds/ETFs	21,242,636	21,242,636	–	–
Equity Funds/ETFs	9,038,604	9,038,604	–	–
Preferred Stock
Consumer Staples	1,783,065	1,783,065	–	–
Energy	17,791	–	–	17,791
Financials	10,218,385	8,610,291	1,608,094	–
Health Care	866,515	203,327	663,188	–
Real Estate	756,171	756,171	–	–
Utilities	234,000	–	234,000	–
Short-Term Investments	1,299,867	–	1,299,867	–

Subtotal Investments in Securities	$521,649,097	$143,733,426	$368,832,278	$9,083,393

Other Investments*	Total
Short-Term Investments	54,312,425
Collateral Held for Securities Loaned	204,875

Subtotal Other Investments	$54,517,300

Total Investments at Value	$576,166,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	66,280	66,280	–	–

Total Asset Derivatives	$66,280	$66,280	$–	$–

Liability Derivatives
Futures Contracts	97,706	97,706	–	–

Total Liability Derivatives	$97,706	$97,706	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 30, 2016. Investments and/or cash totaling $1,199,867 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(128)	December 2016	($16,765,591)	($16,784,000)	($18,409)
CBOT 2-Yr. U.S. Treasury Note	(26)	December 2016	(5,674,421)	(5,680,188)	(5,767)
CBOT 5-Yr. U.S. Treasury Note	176	December 2016	21,341,920	21,386,751	44,831
CBOT U.S. Long Bond	(11)	December 2016	(1,871,167)	(1,849,718)	21,449
CME E-mini S&P 500 Index	53	December 2016	5,729,890	5,725,061	(4,829)
CME S&P 500 Index	(40)	December 2016	(21,538,584)	(21,604,000)	(65,416)
CME Ultra Long Term U.S. Treasury Bond	1	December 2016	187,160	183,875	(3,285)
Total Futures Contracts					($31,426)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust- Collateral Investment	$341,050	$8,186,370	$8,322,545	204,875	$204,875	$11,467
Cash Management Trust- Short Term Investment	40,972,462	82,682,703	123,655,165	–	–	36,909
Core Short-Term Reserve Fund	–	191,423,476	137,111,051	5,431,243	54,312,425	116,614
Total Value and Income Earned	$41,313,512				$54,517,300	$164,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (26.1%)[a]	Value
Basic Materials (1.6%)
	Chemours Company, Term Loan
$349,085	3.750%, 5/12/2022[b,c]	$345,378
	Fortescue Metals Group, Ltd., Term Loan
663,210	3.750%, 6/30/2019	662,301
	Ineos US Finance, LLC, Term Loan
734,341	3.750%, 12/15/2020	735,626
	Tronox Pigments BV, Term Loan
409,691	4.500%, 3/19/2020	405,082

	Total	2,148,387

Capital Goods (1.6%)
	Accudyne Industries, LLC, Term Loan
221,712	4.000%, 12/13/2019	206,931
	ADS Waste Holdings, Inc., Term Loan
239,979	3.750%, 10/9/2019	240,092
	Cortes NP Acquisition Corporation, Term Loan
1,025,000	0.000%, 10/3/2023[b,c]	1,001,937
	HD Supply, Inc., Term Loan
115,000	0.000%, 10/16/2023[b,c]	115,144
	Rexnord, LLC, Term Loan
187,781	4.000%, 8/21/2020	187,946
	Reynolds Group, Inc., Term Loan
350,000	0.000%, 2/5/2023[b,c]	350,983

	Total	2,103,033

Communications Services (7.6%)
	Atlantic Broadband Penn, LLC, Term Loan
76,805	3.250%, 11/30/2019	76,805
	Birch Communication Inc., Term Loan
409,167	7.750%, 7/17/2020	313,013
	Block Communications, Inc., Term Loan
396,969	4.088%, 11/7/2021	398,954
	Charter Communications Operating, LLC, Term Loan
244,318	3.000%, 7/1/2020	244,961
218,900	3.500%, 1/24/2023	220,207
	Cincinnati Bell, Inc., Term Loan
250,002	4.000%, 9/10/2020	250,752
	CSC Holdings, LLC, Term Loan
473,813	5.000%, 10/9/2022	474,305
	FairPoint Communications, Inc., Term Loan
431,462	7.500%, 2/14/2019	431,229
	Grande Communications Networks, LLC, Term Loan
246,721	4.500%, 5/29/2020	246,721
	Hargray Communications Group, Inc., Term Loan
217,088	5.250%, 6/26/2019	217,994
	Integra Telecom Holdings, Inc., Term Loan
241,471	5.250%, 8/14/2020	239,660
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	151,963
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	281,050

Principal Amount	Bank Loans (26.1%)[a]	Value
Communications Services (7.6%) - continued
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
$475,000	4.500%, 1/7/2022	$468,174
	LTS Buyer, LLC, Term Loan
270,900	4.088%, 4/13/2020	270,816
	NEP/NCP Holdco, Inc., Term Loan
748,087	0.000%, 1/22/2020[b,c]	744,346
	Nexstar Broadcasting, Inc., Term Loan
510,000	0.000%, 9/26/2023[b,c]	512,336
	Numericable US, LLC, Term Loan
263,675	4.752%, 2/10/2023	265,405
394,138	5.002%, 1/15/2024	397,685
	SBA Senior Finance II, LLC, Term Loan
733,125	3.340%, 3/24/2021	734,408
217,250	3.340%, 6/10/2022	217,341
	TNS, Inc., Term Loan
54,235	5.000%, 2/14/2020	54,540
	Univision Communications, Inc., Term Loan
246,554	4.000%, 3/1/2020	246,978
	Virgin Media Investment Holdings, Ltd., Term Loan
171,697	3.649%, 6/30/2023	172,380
	WideOpenWest Finance, LLC, Term Loan
925,000	4.500%, 8/18/2023	920,569
	WMG Acquisition Corporation, Term Loan
141,362	3.750%, 7/1/2020	141,186
	XO Communications, LLC, Term Loan
682,500	4.250%, 3/20/2021	683,640
	Yankee Cable Acquisition, LLC, Term Loan
234,013	4.250%, 3/1/2020	233,868
	Zayo Group, LLC, Term Loan
359,290	3.750%, 5/6/2021	360,788

	Total	9,972,074

Consumer Cyclical (4.2%)
	Amaya BV, Term Loan
625,761	5.000%, 8/1/2021	624,979
	Boyd Gaming Corporation, Term Loan
370,000	3.524%, 9/15/2023	372,590
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	3.500%, 8/13/2021	250,803
	Cengage Learning Acquisitions, Term Loan
573,563	5.250%, 6/7/2023	572,846
	Ceridian HCM Holding, Inc., Term Loan
131,983	4.500%, 9/15/2020	128,849
	Golden Nugget, Inc., Term Loan
140,000	0.000%, 11/21/2019[b,c]	140,700
154,779	0.000%, 11/21/2019	155,553
	Golden Nugget, Inc., Term Loan Delayed Draw
60,000	0.000%, 11/21/2019[b,c]	60,300
66,334	0.000%, 11/21/2019	66,665
	IMG Worldwide, Inc., Term Loan
415,282	5.250%, 5/6/2021	416,424
225,000	8.250%, 5/6/2022	224,579

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (26.1%)[a]	Value
Consumer Cyclical (4.2%) - continued
	KAR Auction Services, Inc., Term Loan
$378,100	4.375%, 3/9/2023	$382,826
	Michaels Stores, Inc., Term Loan
325,000	0.000%, 1/30/2023[b,c]	326,219
	Mohegan Tribal Gaming Authority, Term Loan
399,482	5.500%, 6/15/2018	399,083
425,000	0.000%, 9/30/2023[b,c]	422,344
	Scientific Games International, Inc., Term Loan
247,987	6.000%, 10/18/2020	248,684
645,390	6.000%, 10/1/2021	646,377
	Seminole Hard Rock Entertainment, Inc., Term Loan
117,273	3.588%, 5/14/2020	117,419

	Total	5,557,240

Consumer Non-Cyclical (4.5%)
	Air Medical Group Holdings, Inc., Term Loan
321,694	5.000%, 4/28/2022	323,302
	Albertson's, LLC, Term Loan
79,600	4.750%, 12/21/2022	80,347
457,143	4.750%, 6/22/2023	461,509
	CHS/Community Health Systems, Inc., Term Loan
748,106	0.000%, 1/27/2021[b,c]	733,892
	Endo Luxembourg Finance I Co Sarl, Term Loan
362,262	3.750%, 9/26/2022	361,255
	JBS USA, LLC, Term Loan
343,532	3.750%, 5/25/2018	342,958
208,425	4.000%, 10/30/2022	208,165
	LTF Merger Sub, Inc., Term Loan
397,903	4.250%, 6/10/2022	397,975
	Mallinckrodt International Finance SA, Term Loan
153,823	3.588%, 3/19/2021	153,775
	McGraw-Hill Global Education Holdings, LLC, Term Loan
463,837	5.000%, 5/4/2022	466,273
	MultiPlan, Inc., Term Loan
526,225	5.000%, 6/7/2023	532,555
	Ortho-Clinical Diagnostics, Inc., Term Loan
434,245	4.750%, 6/30/2021	424,114
	Revlon Consumer Products Corporation, Term Loan
245,000	4.250%, 9/7/2023	245,333
	Valeant Pharmaceuticals International, Inc., Term Loan
1,135,859	5.500%, 4/1/2022[b,c]	1,138,812

	Total	5,870,265

Energy (1.1%)
	Arch Coal, Inc., Term Loan
272,944	7.500%, 5/16/2018[d]	208,346
	Exgen Renewables I, LLC, Term Loan
268,621	5.250%, 2/8/2021	270,972
	Houston Fuel Oil Terminal, LLC, Term Loan
233,807	4.250%, 8/19/2021	229,131

Principal Amount	Bank Loans (26.1%)[a]	Value
Energy (1.1%) - continued
	McJunkin Red Man Corporation, Term Loan
$172,392	5.000%, 11/8/2019	$167,939
	MEG Energy Corporation, Term Loan
255,311	3.750%, 3/31/2020	237,651
	Pacific Drilling SA, Term Loan
246,713	4.500%, 6/3/2018	67,969
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	57,000
	Western Refining, Inc., Term Loan
114,120	5.250%, 11/12/2020	113,764
119,700	5.500%, 6/23/2023	119,401

	Total	1,472,173

Financials (1.5%)
	Delos Finance Sarl, Term Loan
125,000	3.588%, 3/6/2021	125,834
	Harland Clarke Holdings Corporation, Term Loan
127,028	7.000%, 5/22/2018	125,335
365,625	7.000%, 12/31/2019	358,221
	MoneyGram International, Inc., Term Loan
408,940	4.250%, 3/27/2020	395,650
	TransUnion, LLC, Term Loan
526,889	3.588%, 4/9/2021	528,206
	WaveDivision Holdings, LLC, Term Loan
385,783	4.000%, 10/15/2019	385,621

	Total	1,918,867

Technology (3.0%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
573,511	3.524%, 2/1/2023	580,044
	First Data Corporation, Term Loan
235,809	4.525%, 3/24/2021	237,445
120,000	4.275%, 7/8/2022	120,630
	JDA Software Group, Inc., Term Loan
450,000	0.000%, 9/21/2023[b,c]	450,112
	Micron Technology, Inc., Term Loan
229,425	6.530%, 4/26/2022	231,761
	NXP BV, Term Loan
280,000	0.000%, 12/7/2020[b,c]	280,980
	ON Semiconductor Corporation, Term Loan
950,000	3.776%, 9/19/2023[b,c]	953,904
	SS&C European Holdings SARL, Term Loan
11,044	4.000%, 7/8/2022	11,120
88,872	4.000%, 7/8/2022	89,484
	Versum Materials, Inc., Term Loan
280,000	0.000%, 9/21/2023[b,c]	281,168
	Western Digital Corporation, Term Loan
723,188	4.500%, 4/29/2023	729,971

	Total	3,966,619

Transportation (0.9%)
	OSG Bulk Ships, Inc., Term Loan
434,381	5.250%, 8/5/2019	432,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (26.1%)[a]	Value
Transportation (0.9%) - continued
	XPO Logistics, Inc., Term Loan
$741,292	4.250%, 10/30/2021	$745,154

	Total	1,177,906

Utilities (0.1%)
	Intergen NV, Term Loan
206,918	5.500%, 6/12/2020	194,503

	Total	194,503

	Total Bank Loans (cost $34,486,115)	34,381,067

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Asset-Backed Securities (4.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
174,060	0.665%, 7/25/2036[e]	156,654
	Bayview Opportunity Master Fund Trust
41,805	3.623%, 4/28/2030[f]	41,607
244,737	3.721%, 7/28/2035[f,g]	244,563
	CAM Mortgage, LLC
28,825	3.500%, 7/15/2064*,g	28,824
	Citi Held For Asset Issuance
213,001	4.480%, 8/15/2022*	214,826
	Countrywide Asset-Backed Certificates
1,406	5.301%, 4/25/2047	1,403
	Credit Based Asset Servicing and Securitization, LLC
105,085	5.501%, 12/25/2036[g]	78,142
	DRB Prime Student Loan Trust
95,487	2.890%, 6/25/2040[f]	95,329
	Earnest Student Loan Program, LLC
270,879	2.680%, 7/25/2035[f]	270,062
	First Horizon ABS Trust
159,399	0.685%, 10/25/2034[e,h]	147,474
	GMAC Mortgage Corporation Loan Trust
271,195	1.024%, 8/25/2035[e,h]	254,203
44,825	3.563%, 9/19/2035	42,094
	GSAA Home Equity Trust
332,068	0.795%, 7/25/2037[e]	295,474
	Impac CMB Trust
201,573	1.045%, 4/25/2035[e]	183,913
36,205	1.165%, 8/25/2035[e]	31,732
	J.P. Morgan Mortgage Acquisition Trust
138,467	6.472%, 3/25/2047[g]	96,571
	Lehman XS Trust
176,707	5.440%, 8/25/2035[g]	155,228
	Marlette Funding Trust
325,929	3.060%, 1/17/2023*	326,302
	Merrill Lynch Mortgage Investors Trust
257,092	2.823%, 6/25/2035	169,940
	MLCC Mortgage Investors, Inc.
120,236	1.185%, 9/25/2029[e]	119,111
	NCF Dealer Floorplan Master Trust
150,000	3.782%, 3/21/2022*,e	147,272
	NRZ Advance Receivables Trust Advance Receivables Backed
300,000	2.751%, 6/15/2049*	300,117

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Asset-Backed Securities (4.0%) - continued
	Popular ABS Mortgage Pass-Through Trust
$100,000	5.297%, 11/25/2035[g]	$95,283
	Preston Ridge Partners Mortgage Trust, LLC
200,000	4.000%, 9/27/2021*,g	200,400
	Pretium Mortgage Credit Partners, LLC
180,783	4.125%, 10/27/2030*	181,738
195,277	7.125%, 7/27/2031*,g	195,862
	Renaissance Home Equity Loan Trust
236,541	5.797%, 8/25/2036[g]	146,644
188,425	5.285%, 1/25/2037[g]	102,295
	Sunset Mortgage Loan Company, LLC
123,687	4.459%, 9/18/2045*,g	123,555
95,382	3.844%, 7/16/2047*,g	95,405
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	37,100
	US Residential Opportunity Fund Trust
245,938	3.475%, 7/27/2036*	246,418
	Vericrest Opportunity Loan Transferee
82,720	3.375%, 10/25/2058*,g	82,555
105,162	3.500%, 6/26/2045[f]	105,169
105,339	3.625%, 7/25/2045[f,g]	105,506
	Wachovia Asset Securitization, Inc.
309,614	0.665%, 7/25/2037*,e,h	257,973

	Total	5,376,744

Basic Materials (0.6%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	47,459
	Alcoa Netherlands Holding BV
75,000	6.750%, 9/30/2024[f]	77,906
	ArcelorMittal SA
120,000	6.500%, 3/1/2021	133,500
	Dow Chemical Company
24,000	8.550%, 5/15/2019	28,148
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	116,350
	Glencore Funding, LLC
30,000	1.739%, 4/16/2018[e,f]	29,663
	INEOS Group Holdings SA
250,000	5.625%, 8/1/2024[f]	245,313
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	27,906
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	99,402

	Total	805,647

Capital Goods (1.6%)
	AECOM
180,000	5.875%, 10/15/2024	192,150
	Berry Plastics Corporation
95,000	6.000%, 10/15/2022	100,225
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[f]	187,250
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	131,586
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	203,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Capital Goods (1.6%) - continued
	Crown Americas Capital Corporation IV
$120,000	4.500%, 1/15/2023	$124,500
	General Electric Company
53,000	5.000%, 12/29/2049[i]	56,363
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[f]	162,750
	L-3 Communications Corporation
75,000	4.950%, 2/15/2021	82,773
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	36,130
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[f]	164,396
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[f]	247,800
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,359
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[f]	162,750
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	173,400

	Total	2,060,207

Collateralized Mortgage Obligations (5.5%)
	Alternative Loan Trust
33,140	5.500%, 5/25/2035	33,056
	American Home Mortgage Assets Trust
126,362	1.467%, 9/25/2046[e]	87,106
221,879	0.715%, 12/25/2046[e]	148,844
	Angel Oak Mortgage Trust
160,976	4.500%, 11/25/2045*,g	161,429
	Bayview Opportunity Master Fund Trust
292,673	3.475%, 7/28/2031[f]	292,458
	Bear Stearns Adjustable Rate Mortgage Trust
157,105	2.830%, 10/25/2035[e]	151,219
	Bear Stearns ALT-A Trust
124,572	3.071%, 10/25/2033	121,470
111,735	3.025%, 6/25/2034	110,206
	CitiMortgage Alternative Loan Trust
252,751	5.750%, 4/25/2037	216,924
	COLT Mortgage Loan Trust
300,000	2.750%, 9/25/2046*	301,742
	Countrywide Alternative Loan Trust
140,377	5.750%, 8/25/2035	123,507
153,863	5.500%, 10/25/2035	143,473
53,633	5.500%, 2/25/2036	48,638
78,913	6.000%, 1/25/2037	75,530
172,649	5.500%, 5/25/2037	141,800
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
114,128	1.277%, 4/25/2047[e]	96,989
	First Horizon Alternative Mortgage Securities Trust
204,584	2.752%, 7/25/2035	184,345
	GMAC Mortgage Corporation Loan Trust
143,770	3.407%, 5/25/2035	132,569
	HarborView Mortgage Loan Trust
107,150	3.232%, 12/19/2035	93,119
	IndyMac INDA Mortgage Loan Trust
154,844	3.180%, 8/25/2036	147,076

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Collateralized Mortgage Obligations (5.5%) - continued
	IndyMac INDX Mortgage Loan Trust
$183,337	0.735%, 4/25/2046[e]	$134,725
	J.P. Morgan Alternative Loan Trust
127,449	6.500%, 3/25/2036	104,995
	J.P. Morgan Mortgage Trust
102,510	6.500%, 1/25/2035	97,204
78,033	2.713%, 6/25/2035	77,507
67,443	2.959%, 6/25/2035	67,631
110,970	2.980%, 7/25/2035	108,399
152,027	3.229%, 8/25/2035	150,597
207,815	2.812%, 6/25/2036	187,118
43,455	3.069%, 10/25/2036	39,256
	MASTR Alternative Loans Trust
102,821	5.000%, 9/25/2019	104,267
	Morgan Stanley Mortgage Loan Trust
107,739	2.866%, 11/25/2035	78,026
	MortgageIT Trust
199,352	0.785%, 12/25/2035[e]	178,309
	Pretium Mortgage Credit Partners, LLC
182,384	4.375%, 11/27/2030*	183,911
	Residential Accredit Loans, Inc. Trust
9,007	5.500%, 12/25/2034	9,002
117,910	3.950%, 9/25/2035	99,622
	Sequoia Mortgage Trust
180,674	1.152%, 11/20/2034[e]	169,155
	Structured Adjustable Rate Mortgage Loan Trust
158,058	2.926%, 1/25/2035	129,180
	Structured Asset Mortgage Investments, Inc.
362,322	0.835%, 12/25/2035[e]	252,924
	Vericrest Opportunity Loan Transferee
298,322	3.500%, 7/25/2046[f,g]	298,519
	WaMu Mortgage Pass Through Certificates
102,650	5.000%, 11/25/2018	104,430
166,833	2.733%, 8/25/2036	151,344
111,570	2.575%, 10/25/2036	97,198
191,755	2.026%, 1/25/2037	162,401
35,361	2.802%, 8/25/2046	30,771
240,118	1.467%, 9/25/2046[e]	197,189
135,192	1.237%, 1/25/2047[e]	121,619
148,967	1.247%, 1/25/2047[e]	116,151
	Washington Mutual Mortgage Pass Through Certificates Trust
185,628	1.257%, 2/25/2047[e]	138,286
	Wells Fargo Mortgage Backed Securities Trust
193,382	3.027%, 10/25/2036	179,487
160,420	2.894%, 3/25/2036	160,051
71,356	3.001%, 4/25/2036	69,596
268,312	6.000%, 7/25/2037	266,635
148,797	6.000%, 7/25/2037	148,500

	Total	7,225,505

Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
150,740	5.568%, 10/12/2041	150,712

	Total	150,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Communications Services (2.9%)
	Altice US Finance I Corporation
$135,000	5.500%, 5/15/2026[f]	$138,713
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	196,219
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	22,956
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,773
	AT&T, Inc.
29,000	5.875%, 10/1/2019	32,445
30,000	1.768%, 6/30/2020[e]	30,259
40,000	2.800%, 2/17/2021	41,158
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	36,604
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[f]	196,100
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	96,412
25,000	7.500%, 4/1/2024	26,688
	Charter Communications Operating, LLC
67,000	3.579%, 7/23/2020[f]	70,028
17,000	4.464%, 7/23/2022[f]	18,344
	Clear Channel Worldwide Holdings, Inc.
110,000	6.500%, 11/15/2022	114,537
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	127,272
	Comcast Corporation
65,000	1.625%, 1/15/2022	64,457
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,629
45,000	2.250%, 9/1/2021	44,964
200,000	5.250%, 1/15/2023	226,468
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[f]	20,450
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	163,261
	Dish DBS Corporation
125,000	5.875%, 7/15/2022	128,466
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	158,100
	Frontier Communications Corporation
175,000	8.875%, 9/15/2020	188,781
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[f]	201,500
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	75,469
250,000	6.625%, 8/1/2026[f]	241,250
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[f]	134,550
	Nexstar Escrow Corporation
235,000	5.625%, 8/1/2024[f]	235,588
	SFR Group SA
120,000	6.000%, 5/15/2022[f]	122,400
	Sprint Corporation
165,000	7.625%, 2/15/2025	163,350
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,708
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	131,562

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Communications Services (2.9%) - continued
	Univision Communications, Inc.
$105,000	5.125%, 5/15/2023[f]	$106,313
	Verizon Communications, Inc.
55,000	1.375%, 8/15/2019	54,735
85,000	2.625%, 2/21/2020	87,415
40,000	4.500%, 9/15/2020	43,895

	Total	3,838,819

Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[f]	251,125
	AmeriGas Finance, LLC
140,000	5.625%, 5/20/2024	148,400
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[f]	50,079
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[f]	237,350
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	80,400
	Corrections Corporation of America
120,000	5.000%, 10/15/2022	108,600
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[f]	21,123
	eBay, Inc.
35,000	2.500%, 3/9/2018	35,495
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[f]	40,638
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	39,887
50,000	2.597%, 11/4/2019	50,784
	General Motors Financial Company, Inc.
50,000	3.150%, 1/15/2020	50,948
56,000	4.375%, 9/25/2021	59,811
	GLP Capital, LP
120,000	4.875%, 11/1/2020	129,300
	Hanesbrands, Inc.
250,000	4.875%, 5/15/2026[f]	255,625
	Home Depot, Inc.
35,000	1.220%, 9/15/2017[e]	35,096
35,000	2.625%, 6/1/2022	36,345
	Hyundai Capital America
28,000	1.450%, 2/6/2017[f]	28,025
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[f]	80,657
	KB Home
71,000	4.750%, 5/15/2019	72,509
	L Brands, Inc.
77,000	6.625%, 4/1/2021	88,742
	Lennar Corporation
150,000	4.750%, 11/15/2022	154,875
	Live Nation Entertainment, Inc.
240,000	5.375%, 6/15/2022[f]	247,800
	Macy's Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	37,675
	MGM Resorts International
170,000	6.000%, 3/15/2023	184,450
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	36,465
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	246,750
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	36,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Consumer Cyclical (2.8%) - continued
	RHP Hotel Properties, LP
$105,000	5.000%, 4/15/2021	$108,150
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	130,293
	Six Flags Entertainment Corporation
110,000	5.250%, 1/15/2021[f]	113,575
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,885
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,895
	Walgreens Boots Alliance, Inc.
35,000	1.750%, 5/30/2018	35,192
35,000	2.600%, 6/1/2021	35,818
	West Corporation
120,000	5.375%, 7/15/2022[f]	117,600
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[f]	219,450

	Total	3,695,008

Consumer Non-Cyclical (2.5%)
	Actavis Funding SCS
26,000	2.100%, 3/12/2020[e]	26,437
	Anheuser-Busch InBev Finance, Inc.
60,000	2.017%, 2/1/2021[e]	61,580
45,000	2.650%, 2/1/2021	46,435
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	72,100
	BAT International Finance plc
35,000	1.360%, 6/15/2018[e,f]	35,113
	Baxter International, Inc.
50,000	1.700%, 8/15/2021	49,637
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[f]	50,734
	Becton, Dickinson and Company
32,000	1.450%, 5/15/2017	32,053
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,242
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	36,607
	Cardinal Health, Inc.
35,000	1.950%, 6/15/2018	35,331
	Celgene Corporation
35,000	3.550%, 8/15/2022	37,187
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	123,600
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,432
	EMD Finance, LLC
19,000	1.207%, 3/17/2017[e,f]	19,008
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[f]	154,225
	Express Scripts Holding Company
35,000	3.900%, 2/15/2022	37,765
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[f]	38,977
	Gilead Sciences, Inc.
25,000	1.950%, 3/1/2022	25,055
35,000	3.250%, 9/1/2022	37,165
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	207,000
	HCA, Inc.
64,810	4.750%, 5/1/2023	67,564
185,000	4.500%, 2/15/2027	186,156
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	167,025

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Kraft Heinz Foods Company
$50,000	5.375%, 2/10/2020	$55,822
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,378
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	36,453
	Merck & Company, Inc.
20,000	1.182%, 2/10/2020[e]	20,079
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,826
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,344
	Mylan NV
70,000	2.500%, 6/7/2019[f]	70,622
15,000	3.750%, 12/15/2020[f]	15,666
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[f]	57,594
	Perrigo Finance plc
50,000	3.500%, 12/15/2021	51,682
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[f]	213,500
	Post Holdings, Inc.
250,000	5.000%, 8/15/2026[f]	248,750
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	66,106
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,989
	SABMiller plc
30,000	6.500%, 7/15/2018[f]	32,602
	Safeway, Inc.
8,000	3.400%, 12/1/2016	7,984
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,972
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	207,000
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	120,000
	Teva Pharmaceutical Finance Netherlands III BV
45,000	1.700%, 7/19/2019	44,898
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	113,850
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	60,111
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[f]	20,140

	Total	3,217,796

Energy (1.9%)
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	45,543
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	141,050
	Boardwalk Pipelines, LP
29,000	5.875%, 11/15/2016	29,134
	BP Capital Markets plc
70,000	1.676%, 5/3/2019	70,273
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	22,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Energy (1.9%) - continued
	Cheniere Corpus Christi Holdings, LLC
$250,000	7.000%, 6/30/2024[f]	$270,000
	Chevron Corporation
35,000	1.328%, 11/16/2018[e]	35,088
	Concho Resources, Inc.
189,810	6.500%, 1/15/2022	196,928
	Contura Energy, Inc.
120,000	10.000%, 8/1/2021[f]	123,600
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	111,375
	Devon Energy Corporation
50,000	3.250%, 5/15/2022	49,643
	Ecopetrol SA
62,000	5.875%, 9/18/2023	66,882
	Enbridge, Inc.
19,000	1.289%, 6/2/2017[e]	18,961
	EQT Corporation
5,000	5.150%, 3/1/2018	5,206
26,000	8.125%, 6/1/2019	29,719
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	55,586
	Marathon Oil Corporation
25,000	2.800%, 11/1/2022	23,154
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	36,373
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	60,926
	MPLX, LP
330,000	4.875%, 12/1/2024	341,328
	Occidental Petroleum Corporation
45,000	2.600%, 4/15/2022	45,968
	Petrobras Global Finance BV
26,000	8.375%, 5/23/2021	28,405
	Petroleos Mexicanos
21,000	5.500%, 2/4/2019[f]	22,145
	Pioneer Natural Resources Company
11,000	3.450%, 1/15/2021	11,438
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	126,654
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025	166,625
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[f]	36,496
	Shell International Finance BV
30,000	1.266%, 5/11/2020[e]	30,035
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	37,546
	TransCanada Trust
150,000	5.875%, 8/15/2076	158,700
	Transcontinental Gas Pipe Line Company, LLC
40,000	7.850%, 2/1/2026[f]	51,786

	Total	2,448,787

Financials (5.4%)
	Abbey National Treasury Services plc
40,000	1.264%, 9/29/2017[e]	39,923
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	36,768
	AerCap Ireland Capital, Ltd.
100,000	3.950%, 2/1/2022	102,500
	Aetna, Inc.
80,000	1.900%, 6/7/2019	80,734

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Financials (5.4%) - continued
	Air Lease Corporation
$36,000	2.125%, 1/15/2018	$36,180
17,000	2.625%, 9/4/2018	17,154
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	103,500
100,000	4.125%, 3/30/2020	101,750
	American Express Credit Corporation
35,000	1.906%, 9/14/2020[e]	35,552
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 12/29/2049[f,i]	219,787
	BAC Capital Trust XIV
200,000	4.000%, 9/29/2049[e,i]	162,750
	Bank of America Corporation
44,000	5.700%, 5/2/2017	45,031
40,000	1.700%, 8/25/2017	40,060
76,000	1.936%, 3/22/2018[e]	76,573
15,000	5.650%, 5/1/2018	15,912
60,000	5.625%, 7/1/2020	67,354
40,000	2.625%, 4/19/2021	40,636
20,000	8.000%, 7/29/2049[i]	20,400
	Bank of Montreal
65,000	1.500%, 7/18/2019	64,862
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,388
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	47,134
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,232
200,000	7.625%, 12/29/2049[f,i]	205,856
	Caisse Centrale Desjardins du Quebec
25,000	1.417%, 1/29/2018[e,f]	24,969
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021	190,800
	Central Fidelity Capital Trust I
195,000	1.680%, 4/15/2027[e]	169,650
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	81,700
	Citigroup, Inc.
69,000	1.850%, 11/24/2017	69,215
75,000	2.050%, 6/7/2019	75,571
60,000	2.650%, 10/26/2020	61,289
55,000	2.255%, 9/1/2023[e]	55,263
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	63,407
	Credit Agricole SA
25,000	1.815%, 6/10/2020[e,f]	25,077
	Credit Suisse Group AG
150,000	7.500%, 12/29/2049[f,i]	152,588
	CyrusOne, LP
64,810	6.375%, 11/15/2022	68,638
	Discover Bank
10,000	8.700%, 11/18/2019	11,536
	Discover Financial Services
20,000	6.450%, 6/12/2017	20,640
	Duke Realty, LP
46,000	8.250%, 8/15/2019	53,791
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	48,540
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,409
90,000	7.500%, 2/15/2019	101,724
40,000	2.000%, 4/25/2019	40,266
25,000	1.875%, 4/23/2020[e]	25,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Financials (5.4%) - continued
$55,000	2.241%, 11/15/2021[e]	$54,739
30,000	2.429%, 11/29/2023[e]	30,510
120,000	5.300%, 12/29/2049[i]	123,000
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[f]	40,355
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	49,043
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,881
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	26,776
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	42,665
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	57,016
	Hutchison Whampoa Finance CI, Ltd.
46,000	1.625%, 10/31/2017[f]	46,031
	Icahn Enterprises, LP
90,000	6.000%, 8/1/2020	90,450
	ILFC E-Capital Trust II
300,000	4.250%, 12/21/2065[e,f]	239,250
	ING Capital Funding Trust III
25,000	4.438%, 12/29/2049[e,i]	24,844
	International Lease Finance Corporation
85,000	5.875%, 4/1/2019	91,056
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,197
32,000	3.875%, 1/15/2019	32,949
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	22,280
15,000	2.250%, 1/23/2020	15,197
60,000	4.950%, 3/25/2020	66,044
60,000	2.700%, 5/18/2023	60,619
39,000	7.900%, 4/29/2049[i]	40,072
	KeyCorp
30,000	2.300%, 12/13/2018	30,471
65,000	5.000%, 12/29/2049[i]	64,025
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[f]	11,140
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	73,153
	Lloyds Bank plc
25,000	1.374%, 3/16/2018[e]	24,950
	Macquarie Bank, Ltd.
40,000	1.860%, 1/15/2019[e,f]	40,294
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,195
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[f]	24,994
	Morgan Stanley
40,000	6.625%, 4/1/2018	42,859
25,000	1.874%, 1/27/2020[e]	25,261
40,000	2.500%, 4/21/2021	40,500
26,000	4.875%, 11/1/2022	28,677
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	115,610
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	60,607
	National City Corporation
20,000	6.875%, 5/15/2019	22,529
	New York Life Global Funding
35,000	1.550%, 11/2/2018[f]	35,180

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Financials (5.4%) - continued
	Nomura Holdings, Inc.
$21,000	2.750%, 3/19/2019	$21,478
	Quicken Loans, Inc.
190,000	5.750%, 5/1/2025[f]	188,575
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,221
	Regions Bank
17,000	7.500%, 5/15/2018	18,499
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	36,385
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	40,718
	Royal Bank of Scotland Group plc
217,000	7.640%, 3/29/2049[i]	210,490
162,000	7.648%, 8/29/2049[i]	193,995
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	36,078
60,000	2.500%, 7/15/2021	61,592
	Societe Generale SA
155,000	8.250%, 9/29/2049[i]	157,125
	Standard Chartered plc
280,000	6.409%, 1/29/2049[f,i]	271,600
	State Street Capital Trust IV
411,000	1.850%, 6/15/2037[e]	353,460
	State Street Corporation
35,000	1.701%, 8/18/2020[e]	35,330
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,021
25,000	1.268%, 1/16/2018[e]	25,009
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	36,422
	Synchrony Financial
56,000	1.875%, 8/15/2017	56,113
15,000	1.989%, 2/3/2020[e]	14,674
	Toronto-Dominion Bank
40,000	1.542%, 1/22/2019[e]	40,290
35,000	1.786%, 12/14/2020[e]	35,312
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	37,583
	USB Realty Corporation
195,000	1.827%, 12/29/2049[e,f,i]	175,012
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,563
	Wells Fargo & Company
25,000	1.432%, 1/30/2020[e]	24,931
35,000	2.100%, 7/26/2021	34,880
	Westpac Banking Corporation
75,000	1.661%, 8/19/2021[e]	75,235

	Total	7,159,274

Foreign Government (13.7%)
	Argentina Government International Bond
230,000	6.250%, 4/22/2019[f]	243,915
140,000	7.500%, 4/22/2026[f]	157,920
	Brazil Government International Bond
431,000	4.875%, 1/22/2021	460,093
460,000	2.625%, 1/5/2023	425,500
100,000	6.000%, 4/7/2026	110,750
240,000	7.125%, 1/20/2037	282,000
288,000	5.000%, 1/27/2045	261,360
200,000	5.625%, 2/21/2047	197,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Foreign Government (13.7%) - continued
	Colombia Government International Bond
$240,000	4.375%, 7/12/2021	$259,920
205,000	2.625%, 3/15/2023	202,232
180,000	4.000%, 2/26/2024	191,700
150,000	5.625%, 2/26/2044	173,625
288,000	5.000%, 6/15/2045	311,760
	Croatia Government International Bond
48,000	6.750%, 11/5/2019[f]	53,223
255,000	6.625%, 7/14/2020[f]	285,728
150,000	6.000%, 1/26/2024[f]	172,500
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	25,468
	Hungary Government International Bond
96,000	6.375%, 3/29/2021	111,240
386,000	5.750%, 11/22/2023	454,515
334,000	5.375%, 3/25/2024	387,871
	Indonesia Government International Bond
240,000	4.875%, 5/5/2021[f]	264,039
225,000	3.375%, 4/15/2023[f]	231,830
282,000	5.875%, 1/15/2024[f]	332,553
210,000	4.125%, 1/15/2025[f]	224,030
200,000	4.750%, 1/8/2026[f]	223,380
200,000	8.500%, 10/12/2035[f]	302,718
480,000	5.125%, 1/15/2045[f]	547,355
	Mexico Government International Bond
200,000	4.350%, 1/15/2047	196,500
50,000	5.750%, 10/12/2110	52,875
144,000	3.625%, 3/15/2022	151,740
284,000	4.000%, 10/2/2023	303,454
322,000	3.600%, 1/30/2025	333,672
411,000	4.125%, 1/21/2026	442,031
96,000	6.750%, 9/27/2034	126,960
120,000	6.050%, 1/11/2040	146,100
230,000	4.750%, 3/8/2044	238,337
188,000	5.550%, 1/21/2045	217,845
329,000	4.600%, 1/23/2046	333,524
	Panama Government International Bond
146,000	4.000%, 9/22/2024	159,687
173,000	3.750%, 3/16/2025	186,624
190,000	6.700%, 1/26/2036	259,350
	Peru Government International Bond
105,000	5.625%, 11/18/2050	138,862
288,000	4.125%, 8/25/2027	329,040
245,000	8.750%, 11/21/2033	397,512
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	194,841
110,000	6.375%, 10/23/2034	159,883
92,000	5.000%, 1/13/2037	118,661
184,000	3.950%, 1/20/2040	210,157
500,000	3.700%, 3/1/2041	553,261
	Romania Government International Bond
148,000	4.375%, 8/22/2023[f]	163,762
80,000	4.875%, 1/22/2024[f]	91,457
110,000	6.125%, 1/22/2044[f]	148,500
	Russia Government International Bond
188,000	3.500%, 1/16/2019[f]	191,960

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Foreign Government (13.7%) - continued
$700,000	5.000%, 4/29/2020[f]	$755,006
560,000	4.875%, 9/16/2023[f]	615,720
251,450	7.500%, 3/31/2030[f]	305,010
282,000	5.625%, 4/4/2042[f]	325,640
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	59,986
145,000	5.875%, 5/30/2022	163,850
315,000	4.300%, 10/12/2028[c]	309,963
46,000	5.375%, 7/24/2044	49,979
	Turkey Government International Bond
102,000	7.500%, 11/7/2019	113,444
240,000	7.000%, 6/5/2020	265,560
295,000	5.125%, 3/25/2022	306,800
188,000	6.250%, 9/26/2022	206,330
94,000	5.750%, 3/22/2024	101,227
288,000	4.250%, 4/14/2026	281,681
200,000	4.875%, 10/9/2026	203,500
307,000	6.875%, 3/17/2036	358,300
384,000	4.875%, 4/16/2043	358,353
421,000	6.625%, 2/17/2045	490,705

	Total	18,012,374

Mortgage-Backed Securities (12.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
850,000	3.000%, 10/1/2031[c]	892,815
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
30,294	5.500%, 9/1/2024	33,973
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 10/1/2046[c]	804,478
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,950,000	2.500%, 10/1/2031[c]	2,019,721
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
222,756	6.000%, 8/1/2024	254,999
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,800,000	3.000%, 10/1/2046[c]	1,870,805
5,100,000	3.500%, 10/1/2046[c]	5,381,297
3,000,000	4.000%, 10/1/2046[c]	3,221,953
1,325,000	4.500%, 10/1/2046[c]	1,451,051

	Total	15,931,092

Technology (1.3%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[f]	73,125
	Apple, Inc.
30,000	1.117%, 5/6/2020[e]	29,946
	Automatic Data Processing, Inc.
35,000	2.250%, 9/15/2020	36,097
	Cisco Systems, Inc.
40,000	1.411%, 2/21/2018[e]	40,232
35,000	1.342%, 3/1/2019[e]	35,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Technology (1.3%) - continued
	CommScope Technologies Finance, LLC
$130,000	6.000%, 6/15/2025[f]	$138,613
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[f]	35,996
	Equinix, Inc.
155,000	5.750%, 1/1/2025	164,688
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	37,012
35,000	3.625%, 10/15/2020	37,123
75,000	2.250%, 8/15/2021	75,434
	First Data Corporation
110,000	5.375%, 8/15/2023[f]	113,300
	Hewlett Packard Enterprise Company
58,000	3.600%, 10/15/2020[f,g]	60,855
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[f]	76,125
	Intel Corporation
60,000	1.700%, 5/19/2021	60,474
35,000	3.100%, 7/29/2022	37,383
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	69,185
	NXP BV
170,000	3.875%, 9/1/2022[f]	178,075
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,794
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	206,000
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	135,200
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	30,403
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	39,926

	Total	1,741,216

Transportation (0.4%)
	Air Canada Pass Through Trust
13,974	3.875%, 3/15/2023[f]	13,590
	American Airlines Pass Through Trust
15,982	4.950%, 1/15/2023	17,381
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[f]	105,328
	Continental Airlines, Inc.
45,104	6.250%, 4/11/2020	48,374
	Delta Air Lines, Inc.
20,794	4.950%, 5/23/2019	21,885
	ERAC USA Finance, LLC
65,000	2.600%, 12/1/2021[f]	66,252
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	36,590
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[f]	33,018
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	208,500

	Total	550,918

U.S. Government and Agencies (1.6%)
	U.S. Treasury Notes
925,000	1.125%, 8/31/2021	924,060
1,070,000	2.125%, 6/30/2022	1,119,195
100,000	1.625%, 2/15/2026	100,172

	Total	2,143,427

Principal Amount	Long-Term Fixed Income (57.5%)	Value
Utilities (1.1%)
	AES Corporation
$64,810	7.375%, 7/1/2021	$74,369
	Ameren Corporation
35,000	2.700%, 11/15/2020	36,086
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,468
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	49,167
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	104,750
120,000	5.375%, 1/15/2023	119,550
	Dominion Resources, Inc.
25,000	1.600%, 8/15/2019	24,953
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,916
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	138,250
	El Paso Corporation
18,000	7.000%, 6/15/2017	18,627
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019[f]	40,438
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	169,150
	Eversource Energy
15,000	1.600%, 1/15/2018	15,061
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,971
15,000	2.950%, 1/15/2020	15,460
	Fortis, Inc.
55,000	2.100%, 10/4/2021[f]	54,799
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,555
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	17,081
50,000	5.450%, 9/15/2020	56,161
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	65,458
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	27,303
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,369
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	77,170
	Sempra Energy
36,000	6.150%, 6/15/2018	38,701
15,000	2.400%, 3/15/2020	15,283
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,303
	Southern Company
80,000	1.850%, 7/1/2019	80,629
	Williams Partners, LP
25,000	5.250%, 3/15/2020	27,065
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	29,942

	Total	1,450,035

	Total Long-Term Fixed Income (cost $74,422,648)	75,807,561

Shares	Registered Investment Companies (9.6%)	Value
Equity Funds/ETFs (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	81,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Registered Investment Companies (9.6%)	Value
Equity Funds/ETFs (<0.1%) - continued
7,200	BlackRock Resources & Commodities Strategy Trust	$58,680
3,200	Guggenheim Multi-Asset Income ETF	62,048

	Total	202,256

Fixed Income Funds/ETFs (9.5%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	164,659
9,425	Doubleline Income Solutions Fund	180,489
5,211	First Trust High Income Long/Short Fund	81,239
11,322	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,327,052
29,597	MFS Intermediate Income Trust	134,074
10,814	Pimco Dynamic Credit And Mortgage Income Fund	220,497
284,610	PowerShares Senior Loan Portfolio	6,605,798
20,000	SPDR Barclays High Yield Bond ETF	734,400
24,789	Templeton Global Income Fund	154,683
32,710	Vanguard Short-Term Corporate Bond ETF	2,634,791
11,299	Western Asset Emerging Markets Debt Fund, Inc.	183,722
16,794	Western Asset High Income Opportunity Fund, Inc.	84,810

	Total	12,506,214

	Total Registered Investment Companies (cost $12,804,679)	12,708,470

Shares	Preferred Stock (1.5%)	Value
Consumer Staples (0.1%)
2,280	CHS, Inc., 7.100%[i]	68,309

	Total	68,309

Energy (<0.1%)
2,602	Alpha Natural Resources, Inc.[j]	15,300
2,602	ANR Holdings, Inc.[j]	3,981

	Total	19,281

Financials (1.4%)
1,870	Agribank FCB, 6.875%[i]	201,493
10,320	Citigroup, Inc., 6.875%[i]	297,319
1,445	Cobank ACB, 6.250%[i]	152,086
5,180	Countrywide Capital V, 7.000%	133,437
7,800	GMAC Capital Trust I, 6.602%[e]	198,198
7,400	Goldman Sachs Group, Inc., 5.500%[i]	198,394
92	M&T Bank Corporation, 6.375%[i]	97,980
6,900	Morgan Stanley, 7.125%[i]	203,619
4,839	U.S. Bancorp, 6.500%[i]	145,751
169	Wells Fargo & Company, Convertible, 7.500%[i]	221,153

	Total	1,849,430

	Total Preferred Stock (cost $1,802,460)	1,937,020

Shares	Common Stock (0.4%)	Value
Energy (0.1%)
3,502	Contura Energy, Inc.[j]	146,208
341	Vantage Drilling International[j]	26,939

	Total	173,147

Financials (0.2%)
24,100	Apollo Investment Corporation	139,780

Shares	Common Stock (0.4%)	Value
Financials (0.2%) - continued
11,100	Ares Capital Corporation	$172,050

	Total	311,830

Materials (0.1%)
7,833	Verso Corporation[j]	50,523

	Total	50,523

	Total Common Stock (cost $622,960)	535,500

Shares or Principal Amount	Short-Term Investments (21.1%)[k]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.365%, 10/7/2016[l]	99,998
100,000	0.300%, 10/26/2016[l]	99,988
100,000	0.280%, 10/28/2016[l]	99,987
	Thrivent Core Short-Term Reserve Fund
2,746,851	0.750%	27,468,511

	Total Short-Term Investments (cost $27,768,464)	27,768,484

	Total Investments (cost $151,907,326) 116.2%	$153,138,102

	Other Assets and Liabilities, Net (16.2%)	(21,367,863)

	Total Net Assets 100.0%	$131,770,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $17,278,576 or 13.1% of total net assets.

g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of September 30, 2016 was $3,211,590 or 2.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$160,637
CAM Mortgage, LLC, 7/15/2064	6/24/2015	28,825
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	212,477
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	301,737
Digicel, Ltd., 4/15/2021	8/19/2013	186,145
Marlette Funding Trust, 1/17/2023	7/20/2016	325,832
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	147,091
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	299,999
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	200,000
Pretium Mortgage Credit Partners, LLC, 7/27/2031	6/17/2016	195,277
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	180,625
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	182,211
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	95,382
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	123,686
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	245,938
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	81,582
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	309,614

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,609,189
Gross unrealized depreciation	(1,378,413)

Net unrealized appreciation (depreciation)	$1,230,776

Cost for federal income tax purposes	$151,907,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,148,387	–	2,148,387	–
Capital Goods	2,103,033	–	985,952	1,117,081
Communications Services	9,972,074	–	9,260,107	711,967
Consumer Cyclical	5,557,240	–	5,557,240	–
Consumer Non-Cyclical	5,870,265	–	5,870,265	–
Energy	1,472,173	–	1,066,641	405,532
Financials	1,918,867	–	1,918,867	–
Technology	3,966,619	–	3,966,619	–
Transportation	1,177,906	–	1,177,906	–
Utilities	194,503	–	194,503	–
Long-Term Fixed Income
Asset-Backed Securities	5,376,744	–	5,176,344	200,400
Basic Materials	805,647	–	805,647	–
Capital Goods	2,060,207	–	2,060,207	–
Collateralized Mortgage Obligations	7,225,505	–	7,225,505	–
Commercial Mortgage-Backed Securities	150,712	–	150,712	–
Communications Services	3,838,819	–	3,838,819	–
Consumer Cyclical	3,695,008	–	3,695,008	–
Consumer Non-Cyclical	3,217,796	–	3,217,796	–
Energy	2,448,787	–	2,448,787	–
Financials	7,159,274	–	7,159,274	–
Foreign Government	18,012,374	–	18,012,374	–
Mortgage-Backed Securities	15,931,092	–	15,931,092	–
Technology	1,741,216	–	1,741,216	–
Transportation	550,918	–	550,918	–
U.S. Government and Agencies	2,143,427	–	2,143,427	–
Utilities	1,450,035	–	1,450,035	–
Registered Investment Companies
Fixed Income Funds/ETFs	12,506,214	12,506,214	–	–
Equity Funds/ETFs	202,256	202,256	–	–
Preferred Stock
Consumer Staples	68,309	68,309	–	–
Energy	19,281	–	–	19,281
Financials	1,849,430	1,397,871	451,559	–
Common Stock
Energy	173,147	173,147	–	–
Financials	311,830	311,830	–	–
Materials	50,523	50,523	–	–
Short-Term Investments	299,973	–	299,973	–

Subtotal Investments in Securities	$125,669,591	$14,710,150	$108,505,180	$2,454,261

Other Investments*	Total
Short-Term Investments	27,468,511

Subtotal Other Investments	$27,468,511

Total Investments at Value	$153,138,102

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,319	17,319	–	–

Total Asset Derivatives	$17,319	$17,319	$–	$–

Liability Derivatives
Futures Contracts	60,007	60,007	–	–

Total Liability Derivatives	$60,007	$60,007	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 30, 2016. Investments and/or cash totaling $299,973 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(47)	December 2016	($6,156,115)	($6,162,875)	($6,760)
CBOT 2-Yr. U.S. Treasury Note	(33)	December 2016	(7,202,149)	(7,209,468)	(7,319)
CBOT 5-Yr. U.S. Treasury Note	3	December 2016	363,783	364,547	764
CBOT U.S. Long Bond	(8)	December 2016	(1,360,849)	(1,345,250)	15,599
CME S&P 500 Index	(8)	December 2016	(4,307,717)	(4,320,800)	(13,083)
CME Ultra Long Term U.S. Treasury Bond	10	December 2016	1,871,596	1,838,751	(32,845)
Ultra 10-Yr. U.S. Treasury Note	(4)	December 2016	(577,581)	(576,625)	956
Total Futures Contracts					($42,688)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Short Term Investment	$19,671,931	$25,619,463	$45,291,394	–	$–	$18,046
Core Short-Term Reserve Fund	–	78,227,591	50,759,080	2,746,851	27,468,511	52,376
Total Value and Income Earned	$19,671,931				$27,468,511	$70,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (92.0%)	Value
Biotechnology (30.0%)
52,827	Acceleron Pharma, Inc.[a]	$1,911,809
61,106	Alder Biopharmaceuticals, Inc.[a]	2,002,444
533,054	Amicus Therapeutics, Inc.[a]	3,944,600
73,668	BioMarin Pharmaceutical, Inc.[a]	6,815,763
91,000	Celgene Corporation[a]	9,512,230
108,700	Gilead Sciences, Inc.	8,600,344
126,317	Global Blood Therapeutics, Inc.[a]	2,911,607
46,500	Incyte Corporation[a]	4,384,485
98,041	Neurocrine Biosciences, Inc.[a]	4,964,796
43,205	Ophthotech Corporation[a]	1,993,047
167,046	Portola Pharmaceuticals, Inc.[a]	3,793,615
185,657	PTC Therapeutics, Inc.[a]	2,601,054
44,300	Vertex Pharmaceuticals, Inc.[a]	3,863,403

	Total	57,299,197

Health Care Equipment (15.1%)
42,000	ABIOMED, Inc.[a]	5,400,360
191,492	Accuray, Inc.[a]	1,219,804
41,286	Dexcom, Inc.[a]	3,619,131
6,175	Intuitive Surgical, Inc.[a]	4,475,825
112,100	Medtronic plc	9,685,440
175,447	NxStage Medical, Inc.[a]	4,384,421

	Total	28,784,981

Health Care Facilities (2.2%)
84,100	Acadia Healthcare Company, Inc.[a]	4,167,155

	Total	4,167,155

Health Care Services (2.0%)
214,187	Teladoc, Inc.[a]	3,921,764

	Total	3,921,764

Health Care Supplies (1.8%)
37,006	Align Technology, Inc.[a]	3,469,312

	Total	3,469,312

Managed Health Care (3.0%)
44,000	CIGNA Corporation	5,734,080

	Total	5,734,080

Pharmaceuticals (37.9%)
78,583	Aspen Pharmacare Holdings, Ltd.	1,774,750
26,599	Collegium Pharmaceutical, Inc.[a]	512,297
127,900	Eli Lilly and Company	10,265,254
188,600	Merck & Company, Inc.	11,770,526
189,655	Novo Nordisk AS ADR	7,887,751
343,700	Pfizer, Inc.	11,641,119
46,983	Roche Holding AG-Genusschein	11,675,210
28,745	Sawai Pharmaceutical Company, Ltd.	2,048,553
45,189	Shire Pharmaceuticals Group plc ADR	8,760,339
133,081	Teva Pharmaceutical Industries, Ltd. ADR	6,123,057

	Total	72,458,856

	Total Common Stock (cost $165,291,041)	175,835,345

Shares or Principal Amount	Short-Term Investments (8.6%)[b]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.290%, 10/12/2016	$199,990
1,000,000	0.250%, 11/14/2016	999,743
1,000,000	0.250%, 11/18/2016	999,719
1,100,000	0.255%, 11/25/2016	1,099,644
300,000	0.344%, 11/30/2016	299,894
3,305,000	0.350%, 12/7/2016	3,303,450
	Thrivent Core Short-Term Reserve Fund
948,106	0.750%	9,481,064

	Total Short-Term Investments (cost $16,382,654)	16,383,504

	Total Investments (cost $181,673,695) 100.6%	$192,218,849

	Other Assets and Liabilities, Net (0.6%)	(1,184,988)

	Total Net Assets 100.0%	$191,033,861

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,112,406
Gross unrealized depreciation	(6,567,252)

Net unrealized appreciation (depreciation)	$10,545,154

Cost for federal income tax purposes	$181,673,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	57,299,197	57,299,197	–	–
Health Care Equipment	28,784,981	28,784,981	–	–
Health Care Facilities	4,167,155	4,167,155	–	–
Health Care Services	3,921,764	3,921,764	–	–
Health Care Supplies	3,469,312	3,469,312	–	–
Managed Health Care	5,734,080	5,734,080	–	–
Pharmaceuticals	72,458,856	56,960,343	15,498,513	–
Short-Term Investments	6,902,440	–	6,902,440	–
Subtotal Investments in Securities	$182,737,785	$160,336,832	$22,400,953	$–

Other Investments*	Total

Short-Term Investments	9,481,064

Subtotal Other Investments	$9,481,064

Total Investments at Value	$192,218,849

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Short Term Investment	$12,518,371	$32,171,599	$44,689,970	–	$–	$4,460
Core Short-Term Reserve Fund	–	25,115,400	15,634,336	948,106	9,481,064	20,295
Total Value and Income Earned	$12,518,371				$9,481,064	$24,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Brazil (11.2%)
95,000	Ambev SA	$580,431
166,467	Banco Bradesco SA ADR	1,509,856
42,900	BRF SA	733,171
120,105	Lojas Renner SA	907,394
38,756	Multiplan Empreendimentos Imobiliarios SA	756,255
59,800	Ultrapar Participacoes SA	1,323,740
71,605	Vale SA ADR	337,260
52,660	Vale SA ADR	289,630

	Total	6,437,737

Chile (1.2%)
31,770	Banco Santander Chile SA ADR	657,321

	Total	657,321

China (1.0%)
890,000	PetroChina Company, Ltd.	589,944

	Total	589,944

Hong Kong (11.7%)
305,000	AIA Group, Ltd.	2,051,047
141,000	China Mobile, Ltd.	1,732,096
236,000	Hang Lung Group, Ltd.	902,477
132,000	Hang Lung Properties, Ltd.	299,421
21,641	Hong Kong Exchanges and Clearing, Ltd.	572,737
71,000	Swire Pacific, Ltd., Class A	768,948
100,000	Swire Pacific, Ltd., Class B	195,273
59,500	Swire Properties, Ltd.	174,999

	Total	6,696,998

Hungary (1.2%)
34,710	Richter Gedeon Nyrt	705,397

	Total	705,397

India (15.4%)
5,401	Grasim Industries, Ltd.	392,615
6,350	Grasim Industries, Ltd. GDR	460,947
15,800	Hero Motocorp, Ltd.	811,785
67,000	Hindustan Unilever, Ltd.	874,137
98,639	Housing Development Finance Corporation	2,068,953
263,000	ICICI Bank, Ltd.	993,412
54,818	Infosys, Ltd.	852,543
389,339	ITC, Ltd.	1,412,856
12,936	Tata Consultancy Services, Ltd.	472,747
8,947	Ultra Tech Cement, Ltd.	518,089

	Total	8,858,084

Indonesia (5.4%)
3,710,000	Astra International Tbk PT	2,354,085
568,900	Indocement Tunggal Prakarsa Tbk PT	758,500

	Total	3,112,585

Luxembourg (1.3%)
26,965	Tenaris SA ADR	765,806

	Total	765,806

Malaysia (1.5%)
256,470	CIMB Group Holdings Berhad	292,691
120,000	Public Bank Berhad	575,118

	Total	867,809

Mexico (8.0%)
19,100	Fomento Economico Mexicano SAB de CV ADR	1,757,964

Shares	Common Stock (96.9%)	Value
Mexico (8.0%) - continued
6,300	Grupo Aeroportuario del Sureste SAB de CV ADR	$922,446
320,477	Grupo Financiero Banorte SAB de CV ADR	1,682,402
97,300	Organizacion Soriana SAB de CVa	239,364

	Total	4,602,176

Philippines (4.0%)
35,000	Ayala Corporation	620,120
917,900	Ayala Land, Inc.	747,089
426,862	Bank of the Philippine Islands	924,229

	Total	2,291,438

Poland (1.2%)
21,319	Bank Pekao SA	690,253

	Total	690,253

Portugal (1.4%)
45,229	Jeronimo Martins SGPS SA	783,895

	Total	783,895

Russia (4.1%)
25,186	Lukoil ADR	1,228,142
6,919	Magnit PJSC	1,145,445

	Total	2,373,587

South Africa (3.5%)
63,421	Massmart Holdings, Ltd.	548,640
68,564	MTN Group, Ltd.	587,788
164,808	Truworths International, Ltd.	854,161

	Total	1,990,589

South Korea (6.2%)
78	Amorepacific Corporation	15,066
202	AMOREPACIFIC Group	30,520
2,091	E-Mart Company, Ltd.	300,023
615	NAVER Corporation	495,114
2,297	Samsung Electronics Company, Ltd.	2,698,518

	Total	3,539,241

Taiwan (5.5%)
175,400	Taiwan Mobile Company, Ltd.	630,653
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,548,169

	Total	3,178,822

Thailand (4.3%)
85,500	Siam Cement pcl	1,281,263
282,800	Siam Commercial Bank pcl	1,213,647

	Total	2,494,910

Turkey (4.4%)
331,433	Akbank TAS	887,886
52,136	BIM Birlesik Magazalar AS	869,676
292,190	Turkiye Garanti Bankasi AS	774,250

	Total	2,531,812

United Kingdom (2.8%)
26,386	BHP Billiton plc	397,627
9,627	SABMiller plc	561,492
77,303	Standard Chartered plc[a]	629,070

	Total	1,588,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
United States (1.6%)
9,800	Yum! Brands, Inc.	$889,938

	Total	889,938

	Total Common Stock (cost $49,189,819)	55,646,531

Shares or Principal Amount	Short-Term Investments (3.4%)[b]
	Thrivent Core Short-Term Reserve Fund
195,147	0.750%	1,951,471

	Total Short-Term Investments (cost $1,951,471)	1,951,471

	Total Investments (cost $51,141,290) 100.3%	$57,598,002

	Other Assets and Liabilities, Net (0.3%)	(169,080)

	Total Net Assets 100.0%	$57,428,922

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,842,728
Gross unrealized depreciation	(6,386,016)

Net unrealized appreciation (depreciation)	$6,456,712

Cost for federal income tax purposes	$51,141,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,356,750	889,938	5,466,812	–
Consumer Staples	9,313,293	1,757,964	7,555,329	–
Energy	3,907,632	765,806	3,141,826	–
Financials	17,074,246	2,167,177	14,907,069	–
Health Care	705,397	–	705,397	–
Industrials	1,315,061	922,446	392,615	–
Information Technology	7,067,091	–	7,067,091	–
Materials	4,043,316	626,890	3,416,426	–
Real Estate	2,913,208	–	2,913,208	–
Telecommunications Services	2,950,537	–	2,950,537	–
Subtotal Investments in Securities	$55,646,531	$7,130,221	$48,516,310	$–

Other Investments*	Total

Short-Term Investments	1,951,471

Subtotal Other Investments	$1,951,471

Total Investments at Value	$57,598,002

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$212,275	$9,285,557	$9,497,832	–	$–	$7,174
Cash Management Trust-Short Term Investment	965,123	2,338,068	3,303,191	–	–	987
Core Short-Term Reserve Fund	–	7,147,077	5,195,606	195,147	1,951,471	3,569
Total Value and Income Earned	$1,177,398				$1,951,471	$11,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (0.7%)
43,400	Hilton Worldwide Holdings, Inc.	$995,162
5,800	MGM Resorts International[a]	150,974
700	Mohawk Industries, Inc.[a]	140,238

	Total	1,286,374

Diversified Real Estate Activities (<0.1%)
1,285	Alexander & Baldwin, Inc.	49,370

	Total	49,370

Diversified REITS (5.0%)
6,792	American Assets Trust, Inc.	294,637
5,000	Armada Hoffler Properties, Inc.	67,000
4,428	Brookfield Asset Management, Inc.	155,777
54,000	Cousins Properties, Inc.	563,760
29,919	Empire State Realty Trust, Inc.	626,803
20,176	First Potomac Realty Trust	184,610
32,493	Forest City Realty Trust, Inc.	751,563
42,603	Gramercy Property Trust	410,693
35,414	Lexington Realty Trust	364,764
22,643	Liberty Property Trust	913,645
15,600	NorthStar Realty Finance Corporation	205,452
4,970	PS Business Parks, Inc.	564,443
91,560	Spirit Realty Captial, Inc.	1,220,495
54,396	Store Capital Corporation	1,603,050
69,734	VEREIT, Inc.	723,142
9,515	Washington Real Estate Investment Trust	296,107
4,000	Whitestone REIT	55,520
10,500	Winthrop Realty Trust Liquidation Escrow[b]	83,055
3,450	WP Carey, Inc.	222,628

	Total	9,307,144

Health Care REITs (9.5%)
7,930	Care Capital Properties, Inc.	226,005
41,142	HCP, Inc.	1,561,339
36,562	Healthcare Realty Trust, Inc.	1,245,302
38,419	Healthcare Trust of America, Inc.	1,253,228
7,022	LTC Properties, Inc.	365,074
32,564	Medical Properties Trust, Inc.	480,970
8,220	National Health Investors, Inc.	645,105
14,371	Omega Healthcare Investors, Inc.	509,452
41,020	Physicians Realty Trust	883,571
14,431	Sabra Health Care REIT, Inc.	363,372
22,822	Senior Housing Property Trust	518,288
63,420	Ventas, Inc.	4,479,355
67,277	Welltower, Inc.	5,030,301

	Total	17,561,362

Hotel & Resort REITs (4.6%)
7,800	Apple Hospitality REIT, Inc.	144,378
6,000	Ashford Hospitality Prime, Inc.	84,600
9,928	Ashford Hospitality Trust, Inc.	58,476
24,156	Chatham Lodging Trust	465,003
21,883	Chesapeake Lodging Trust	501,121
33,895	DiamondRock Hospitality Company	308,445
24,593	FelCor Lodging Trust, Inc.	158,133
8,786	Hersha Hospitality Trust	158,324
17,449	Hospitality Properties Trust	518,584
142,129	Host Hotels & Resorts, Inc.	2,212,949
20,705	LaSalle Hotel Properties	494,228
2,300	Marriott International, Inc.	154,859
14,100	MGM Growth Properties, LLC	367,587
27,974	Pebblebrook Hotel Trust	744,108
39,191	RLJ Lodging Trust	824,187

Shares	Common Stock (97.4%)	Value
Hotel & Resort REITs (4.6%) - continued
37,457	Summit Hotel Properties, Inc.	$492,934
71,031	Sunstone Hotel Investors, Inc.	908,486

	Total	8,596,402

Industrial REITS (7.0%)
27,516	DCT Industrial Trust, Inc.	1,335,902
102,920	Duke Realty Corporation	2,812,804
6,524	EastGroup Properties, Inc.	479,905
44,996	First Industrial Realty Trust, Inc.	1,269,787
5,450	Monmouth Real Estate Investment Corporation	77,772
108,782	Prologis, Inc.	5,824,188
21,550	Rexford Industrial Realty, Inc.	493,279
21,700	STAG Industrial, Inc.	531,867
9,608	Terreno Realty Corporation	264,316

	Total	13,089,820

Information Technology (0.2%)
9,450	InterXion Holding NVa	342,279

	Total	342,279

Mortgage REITS (0.5%)
12,500	Apollo Commercial Real Estate Finance, Inc.	204,625
10,250	Blackstone Mortgage Trust, Inc.	301,862
17,750	Colony Capital, Inc.	323,583
6,050	Starwood Property Trust, Inc.	136,246

	Total	966,316

Office REITS (13.7%)
25,712	Alexandria Real Estate Equities, Inc.	2,796,694
41,168	Boston Properties, Inc.	5,610,787
41,430	Brandywine Realty Trust	647,137
17,297	City Office REIT, Inc.	220,191
19,857	Corporate Office Properties Trust	562,946
33,557	Douglas Emmett, Inc.	1,229,193
17,500	Equity Commonwealth[a]	528,850
37,800	Franklin Street Properties Corporation	476,280
25,312	Highwoods Properties, Inc.	1,319,261
41,259	Hudson Pacific Properties, Inc.	1,356,183
23,563	Kilroy Realty Corporation	1,634,094
21,405	Mack-Cali Realty Corporation	582,644
12,000	New York REIT, Inc.	109,800
33,300	Paramount Group, Inc.	545,787
28,670	Parkway Properties, Inc.	487,677
16,963	Piedmont Office Realty Trust, Inc.	369,284
27,877	SL Green Realty Corporation	3,013,504
39,750	Vornado Realty Trust	4,023,097

	Total	25,513,409

Real Estate Services (0.2%)
6,619	CBRE Group, Inc.[a]	185,200
800	Jones Lang LaSalle, Inc.	91,032
3,000	Kennedy-Wilson Holdings, Inc.	67,650

	Total	343,882

Residential REITS (16.8%)
35,353	American Campus Communities, Inc.	1,798,407
45,800	American Homes 4 Rent	991,112
37,934	Apartment Investment & Management Company	1,741,550
35,054	AvalonBay Communities, Inc.	6,234,003
12,139	Bluerock Residential Growth REIT, Inc.	157,807
22,431	Camden Property Trust	1,878,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.4%)	Value
Residential REITS (16.8%) - continued
13,638	Education Realty Trust, Inc.	$588,343
20,828	Equity Lifestyle Properties, Inc.	1,607,505
82,290	Equity Residential	5,293,716
19,385	Essex Property Trust, Inc.	4,317,040
15,000	Independence Realty Trust, Inc.	135,000
13,674	Mid-America Apartment Communities, Inc.	1,285,219
39,739	Monogram Residential Trust, Inc.	422,823
11,735	Post Properties, Inc.	776,036
26,078	Sun Communities, Inc.	2,046,601
53,794	UDR, Inc.	1,936,046

	Total	31,209,580

Retail REITS (24.7%)
35,413	Acadia Realty Trust	1,283,367
15,300	Agree Realty Corporation	756,432
79,091	Brixmor Property Group, Inc.	2,197,939
19,239	CBL & Associates Properties, Inc.	233,561
11,320	Cedar Realty Trust, Inc.	81,504
83,206	DDR Corporation	1,450,281
32,224	Equity One, Inc.	986,377
15,795	Federal Realty Investment Trust	2,431,324
152,205	General Growth Properties, Inc.	4,200,858
65,987	Kimco Realty Corporation	1,910,324
18,436	Kite Realty Group Trust	511,046
10,258	Life Storage, Inc.	912,347
21,791	Macerich Company	1,762,238
23,286	National Retail Properties, Inc.	1,184,093
12,026	Pennsylvania Real Estate Investment Trust	276,959
31,548	Ramco-Gershenson Properties Trust	591,210
10,750	Realty Income Corporation	719,497
35,892	Regency Centers Corporation	2,781,271
38,822	Retail Opportunity Investments Corporation	852,531
43,900	Retail Properties of America, Inc.	737,520
1,138	Saul Centers, Inc.	75,791
76,311	Simon Property Group, Inc.	15,797,140
21,363	Tanger Factory Outlet Centers, Inc.	832,302
14,847	Taubman Centers, Inc.	1,104,765
19,271	Urban Edge Properties	542,286
14,000	Urstadt Biddle Properties, Inc.	311,080
33,771	Washington Prime Group, Inc.	418,085
23,142	Weingarten Realty Investors	902,075

	Total	45,844,203

Specialized REITS (14.5%)
18,197	American Tower Corporation	2,062,266
7,750	Communications Sales & Leasing, Inc.	243,427
9,396	CoreSite Realty Corporation	695,680
12,942	Crown Castle International Corporation	1,219,266
62,172	CubeSmart	1,694,809
31,700	CyrusOne, Inc.	1,507,969
27,268	Digital Realty Trust, Inc.	2,648,268
18,550	DuPont Fabros Technology, Inc.	765,188
6,532	EPR Properties	514,330
12,992	Equinix, Inc.	4,680,368
32,370	Extra Space Storage, Inc.	2,570,502
14,450	Gaming and Leisure Properties, Inc.	483,352
3,500	GEO Group, Inc.	83,230
4,957	Iron Mountain, Inc.	186,036
12,900	National Storage Affiliates Trust	270,126
5,182	Outfront Media, Inc.	122,554
25,583	Public Storage, Inc.	5,708,591

Shares	Common Stock (97.4%)	Value
Specialized REITS (14.5%) - continued
9,900	QTS Realty Trust, Inc.	$523,215
30,130	Weyerhaeuser Company	962,352

	Total	26,941,529

	Total Common Stock (cost $152,938,725)	181,051,670

Shares	Registered Investment Companies (0.3%)	Value
Equity Funds/ETFs (0.3%)
10,000	Cohen & Steers Quality Income Realty Fund, Inc.	133,300
4,500	iShares Dow Jones U.S. Real Estate Index Fund ETF	362,880

	Total	496,180

	Total Registered Investment Companies (cost $475,890)	496,180

Shares or Principal Amount	Short-Term Investments (2.0%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
380,654	0.750%	3,806,538

	Total Short-Term Investments (cost $3,806,538)	3,806,538

	Total Investments (cost $157,221,153) 99.7%	$185,354,388

	Other Assets and Liabilities, Net 0.3%	496,342

	Total Net Assets 100.0%	$185,850,730

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$38,220,249
Gross unrealized depreciation	(10,087,014)

Net unrealized appreciation (depreciation)	$28,133,235

Cost for federal income tax purposes	$157,221,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,286,374	1,286,374	–	–
Diversified Real Estate Activities	49,370	49,370	–	–
Diversified REITS	9,307,144	9,224,089	–	83,055
Health Care REITs	17,561,362	17,561,362	–	–
Hotel & Resort REITs	8,596,402	8,596,402	–	–
Industrial REITS	13,089,820	13,089,820	–	–
Information Technology	342,279	342,279	–	–
Mortgage REITS	966,316	966,316	–	–
Office REITS	25,513,409	25,513,409	–	–
Real Estate Services	343,882	343,882	–	–
Residential REITS	31,209,580	31,209,580	–	–
Retail REITS	45,844,203	45,844,203	–	–
Specialized REITS	26,941,529	26,941,529	–	–
Registered Investment Companies
Equity Funds/ETFs	496,180	496,180	–	–

Subtotal Investments in Securities	$181,547,850	$181,464,795	$–	$83,055

Other Investments*	Total

Short-Term Investments	3,806,538

Subtotal Other Investments	$3,806,538

Total Investments at Value	$185,354,388

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Short Term Investment	$1,707,534	$5,800,848	$7,508,382	–	$–	$749
Core Short-Term Reserve Fund	–	13,846,239	10,039,701	380,654	3,806,538	3,483
Total Value and Income Earned	$1,707,534				$3,806,538	$4,232

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (92.3%)	Value
Consumer Discretionary (7.9%)
77,598	Aaron’s, Inc.	$1,972,541
77,190	Cedar Fair, LP	4,422,215
107,459	Core-Mark Holding Company, Inc.	3,847,032
55,340	G-III Apparel Group, Ltd.[a]	1,613,161
182,820	Houghton Mifflin Harcourt Company[a]	2,451,616
109,671	MDC Partners, Inc.[b]	1,175,673
286,730	Nutrisystem, Inc.	8,513,014
46,020	Oxford Industries, Inc.	3,115,554
65,490	Papa John’s International, Inc.	5,163,887
65,910	Penn National Gaming, Inc.[a]	894,399
376,752	Tuesday Morning Corporation[a]	2,252,977
35,060	Zoe’s Kitchen, Inc.[a,b]	777,981

	Total	36,200,050

Consumer Staples (1.9%)
28,640	AdvancePierre Foods Holdings, Inc.	789,318
24,731	Casey’s General Stores, Inc.	2,971,430
89,600	WhiteWave Foods Company[a]	4,876,928

	Total	8,637,676

Energy (5.5%)
441,030	Callon Petroleum Company[a]	6,924,171
149,840	Parsley Energy, Inc.[a]	5,021,138
183,280	RPC, Inc.a,[b]	3,079,104
39,170	RSP Permian, Inc.[a]	1,519,013
61,180	U.S. Silica Holdings, Inc.[b]	2,848,541
442,960	WPX Energy, Inc.[a]	5,842,642

	Total	25,234,609

Financials (20.8%)
85,880	Allied World Assurance Company Holdings AG	3,471,270
127,408	Ameris Bancorp	4,452,910
96,938	Argo Group International Holdings, Ltd.	5,469,242
236,382	Assured Guaranty, Ltd.	6,559,600
191,930	BancorpSouth, Inc.	4,452,776
112,622	Chemical Financial Corporation	4,970,009
251,148	CoBiz Financial, Inc.	3,342,780
366,650	Hanmi Financial Corporation	9,657,561
210,191	Hope Bancorp, Inc.	3,651,018
151,357	Horace Mann Educators Corporation	5,547,234
137,987	Houlihan Lokey, Inc.	3,456,574
16,695	Infinity Property & Casualty Corporation	1,379,508
538,869	Janus Capital Group, Inc.	7,549,555
98,480	National Bank Holdings Corporation	2,301,478
62,780	PacWest Bancorp	2,693,890
139,770	Primerica, Inc.[b]	7,412,003
111,340	Renasant Corporation	3,744,364
143,065	Stifel Financial Corporation[a]	5,500,849
225,400	Synovus Financial Corporation	7,332,262
103,870	United Community Banks, Inc.	2,183,347

	Total	95,128,230

Health Care (10.8%)
101,530	Akorn, Inc.[a]	2,767,708
27,240	Align Technology, Inc.[a]	2,553,750
46,740	Analogic Corporation	4,141,164
88,130	Catalent, Inc.[a]	2,277,279
22,820	Chemed Corporation	3,219,218
75,210	Depomed, Inc.[a,b]	1,879,498
43,980	Heska Corporation[a]	2,393,831
49,800	Neurocrine Biosciences, Inc.[a]	2,521,872
103,223	NuVasive, Inc.[a]	6,880,845
170,760	Omnicell, Inc.[a]	6,540,108

Shares	Common Stock (92.3%)	Value
Health Care (10.8%) - continued
97,410	PerkinElmer, Inc.	$5,465,675
37,360	Teleflex, Inc.	6,278,348
35,074	West Pharmaceutical Services, Inc.	2,613,013

	Total	49,532,309

Industrials (19.3%)
100,750	AZZ, Inc.	6,575,953
143,360	BWX Technologies, Inc.	5,500,723
71,191	CLARCOR, Inc.	4,627,415
58,020	Curtiss-Wright Corporation	5,286,202
120,481	EMCOR Group, Inc.	7,183,077
178,992	Granite Construction, Inc.	8,903,062
10,986	HNI Corporation	437,243
34,681	Huron Consulting Group, Inc.[a]	2,072,537
36,600	ICF International, Inc.[a]	1,622,112
82,020	Kirby Corporation[a]	5,098,363
28,230	Lindsay Corporation[b]	2,088,455
96,058	MSA Safety, Inc.	5,575,206
94,270	Oshkosh Corporation	5,279,120
28,070	Proto Labs, Inc.[a,b]	1,681,674
243,110	Raven Industries, Inc.	5,598,823
74,380	Saia, Inc.[a]	2,228,425
104,500	Tennant Company	6,771,600
209,370	TransUnion[a]	7,223,265
59,624	Waste Connections, Inc.	4,453,913

	Total	88,207,168

Information Technology (16.0%)
102,055	Arista Networks, Inc.[a,b]	8,682,840
246,560	Booz Allen Hamilton Holding Corporation	7,793,762
19,560	Broadridge Financial Solutions, Inc.	1,325,972
48,723	CACI International, Inc.[a]	4,916,151
56,020	Criteo SA ADR[a,b]	1,966,862
83,000	DST Systems, Inc.	9,787,360
52,230	Envestnet, Inc.[a]	1,903,784
23,710	Finisar Corporation[a]	706,558
75,890	Guidewire Software, Inc.[a]	4,551,882
46,160	M/A-COM Technology Solutions Holdings, Inc.[a]	1,954,414
274,380	Microsemi Corporation[a]	11,518,472
222,740	National Instruments Corporation	6,325,816
184,135	Pegasystems, Inc.	5,430,141
23,398	Q2 Holdings, Inc.[a]	670,587
218,437	Virtusa Corporation[a]	5,391,025

	Total	72,925,626

Materials (4.1%)
62,650	Balchem Corporation	4,857,254
78,084	Chemtura Corporation[a]	2,561,936
52,660	Materion Corporation	1,617,189
67,760	Methanex Corporation[b]	2,417,677
78,852	Scotts Miracle-Gro Company	6,566,006
12,200	Sensient Technologies Corporation	924,760

	Total	18,944,822

Real Estate (3.8%)
87,070	American Assets Trust, Inc.	3,777,096
22,640	Mid-America Apartment Communities, Inc.	2,127,934
135,850	Parkway Properties, Inc.	2,310,808
42,811	Pebblebrook Hotel Trust	1,138,773
118,020	Physicians Realty Trust	2,542,151
197,720	Terreno Realty Corporation	5,439,277

	Total	17,336,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (92.3%)	Value
Utilities (2.2%)
89,770	MDU Resources Group, Inc.	$2,283,749
28,700	Southwest Gas Corporation	2,004,982
88,633	Spire, Inc.	5,649,467

	Total	9,938,198

	Total Common Stock (cost $347,804,690)	422,084,727

Shares	Registered Investment Companies (4.9%)	Value
Equity Funds/ETFs (4.9%)
15,757	iShares Russell 2000 Growth Index Fund[b]	2,346,217
55,700	iShares Russell 2000 Index Fund[b]	6,918,497
43,820	iShares Russell 2000 Value Index Fund	4,590,145
114,310	Materials Select Sector SPDR Fund[b]	5,458,303
46,790	SPDR S&P Biotech ETF[b]	3,101,709

	Total	22,414,871

	Total Registered Investment Companies (cost $19,692,870)	22,414,871

Shares	Collateral Held for Securities Loaned (11.1%)	Value
51,076,561	Thrivent Cash Management Trust	51,076,561

	Total Collateral Held for Securities Loaned (cost $51,076,561)	51,076,561

Shares or Principal Amount	Short-Term Investments (4.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.300%, 10/11/2016	999,958
300,000	0.310%, 10/17/2016	299,978
3,900,000	0.290%, 10/21/2016	3,899,629
	Thrivent Core Short-Term Reserve Fund
1,309,032	0.750%	13,090,325

	Total Short-Term Investments (cost $18,289,572)	18,289,890

	Total Investments (cost $436,863,693) 112.3%	$513,866,049

	Other Assets and Liabilities, Net (12.3%)	(56,443,043)

	Total Net Assets 100.0%	$457,423,006

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$50,434,858
Total lending	$50,434,858
Gross amount payable upon return of collateral for securities loaned	$51,076,561
Net amounts due to counterparty	$641,703

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$86,558,414
Gross unrealized depreciation	(9,556,058)

Net unrealized appreciation (depreciation)	$77,002,356

Cost for federal income tax purposes	$436,863,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,200,050	36,200,050	–	–
Consumer Staples	8,637,676	8,637,676	–	–
Energy	25,234,609	25,234,609	–	–
Financials	95,128,230	95,128,230	–	–
Health Care	49,532,309	49,532,309	–	–
Industrials	88,207,168	88,207,168	–	–
Information Technology	72,925,626	72,925,626	–	–
Materials	18,944,822	18,944,822	–	–
Real Estate	17,336,039	17,336,039	–	–
Utilities	9,938,198	9,938,198	–	–
Registered Investment Companies
Equity Funds/ETFs	22,414,871	22,414,871	–	–
Short-Term Investments	5,199,565	–	5,199,565	–

Subtotal Investments in Securities	$449,699,163	$444,499,598	$5,199,565	$–

Other Investments*	Total

Short-Term Investments	13,090,325
Collateral Held for Securities Loaned	51,076,561

Subtotal Other Investments	$64,166,886

Total Investments at Value	$513,866,049

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$40,959,020	$200,428,335	$190,310,794	51,076,561	$51,076,561	$136,368
Cash Management Trust-Short Term Investment	12,996,171	43,066,106	56,062,277	–	–	9,227
Core Short-Term Reserve Fund	–	58,244,087	45,153,762	1,309,032	13,090,325	23,253
Total Value and Income Earned	$53,955,191				$64,166,886	$168,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (13.4%)
39,190	American Axle & Manufacturing Holdings, Inc.[a]	$674,852
8,290	American Public Education, Inc.[a]	164,225
6,620	Arctic Cat, Inc.	102,544
10,110	Asbury Automotive Group, Inc.[a]	562,824
19,687	Barnes & Noble Education, Inc.[a]	188,405
28,470	Barnes & Noble, Inc.	321,711
43,070	Belmond, Ltd.[a]	547,420
9,090	Big 5 Sporting Goods Corporation	123,806
518	Biglari Holdings, Inc.[a]	225,858
10,260	BJ’s Restaurants, Inc.[a]	364,743
5,920	Blue Nile, Inc.	203,766
10,110	Bob Evans Farms, Inc.	387,213
42,070	Boyd Gaming Corporation[a]	832,145
14,250	Buckle, Inc.[b]	342,427
22,175	Caleres, Inc.	560,806
48,040	Callaway Golf Company	557,744
5,920	Capella Education Company	343,597
33,060	Career Education Corporation[a]	224,477
13,360	Cato Corporation	439,410
4,310	Cavco Industries, Inc.[a]	426,905
9,390	Children’s Place, Inc.	749,979
8,560	Chuy’s Holdings, Inc.[a]	239,166
8,840	Cooper-Standard Holdings, Inc.[a]	873,392
23,590	Core-Mark Holding Company, Inc.	844,522
37,390	Crocs, Inc.[a]	310,337
8,730	DineEquity, Inc.	691,329
15,500	Dorman Products, Inc.[a]	990,450
12,600	Drew Industries, Inc.	1,235,052
29,233	E.W. Scripps Company[a]	464,805
10,990	El Pollo Loco Holdings, Inc.[a,b]	138,364
12,960	Ethan Allen Interiors, Inc.	405,259
40,200	Express, Inc.[a]	473,958
13,670	Fiesta Restaurant Group, Inc.[a]	328,080
21,043	Finish Line, Inc.	485,672
28,010	Five Below, Inc.[a]	1,128,523
12,260	Fox Factory Holding Corporation[a]	281,612
19,730	Francesca’s Holdings Corporation[a]	304,434
17,830	Fred’s, Inc.	161,540
8,830	FTD Companies, Inc.[a]	181,633
59,640	Gannett Company, Inc.	694,210
10,510	Genesco, Inc.[a]	572,375
18,590	Gentherm, Inc.[a]	584,098
21,020	G-III Apparel Group, Ltd.[a]	612,733
10,160	Group 1 Automotive, Inc.	649,021
23,430	Harte-Hanks, Inc.	37,957
9,780	Haverty Furniture Companies, Inc.	195,991
11,350	Hibbett Sports, Inc.[a,b]	452,865
28,480	Iconix Brand Group, Inc.[a,b]	231,258
10,140	Installed Building Products, Inc.[a]	363,722
54,310	Interval Leisure Group, Inc.	932,503
13,880	iRobot Corporation[a]	610,442
7,470	Kirkland’s, Inc.[a]	90,985
25,010	La-Z-Boy, Inc.	614,246
8,510	LGI Homes, Inc.[a,b]	313,508
11,950	Lithia Motors, Inc.	1,141,464
13,880	Lumber Liquidators Holdings, Inc.[a,b]	273,020
19,880	M.D.C. Holdings, Inc.	512,904
12,470	M/I Homes, Inc.[a]	293,918
9,620	Marcus Corporation	240,885
12,320	MarineMax, Inc.[a]	258,104
12,450	Marriott Vacations Worldwide Corporation	912,834
19,110	Meritage Homes Corporation[a]	663,117
5,580	Monarch Casino & Resort, Inc.[a]	140,449
16,500	Monro Muffler Brake, Inc.	1,009,305

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (13.4%) - continued
9,540	Motorcar Parts of America, Inc.[a]	$274,561
7,830	Movado Group, Inc.	168,188
15,870	Nautilus, Inc.[a]	360,566
15,060	Nutrisystem, Inc.	447,131
7,550	Oxford Industries, Inc.	511,135
13,640	Papa John’s International, Inc.	1,075,514
6,180	Perry Ellis International, Inc.[a]	119,150
10,470	PetMed Express, Inc.[b]	212,332
10,870	Popeyes Louisiana Kitchen, Inc.[a]	577,632
6,830	Red Robin Gourmet Burgers, Inc.[a]	306,940
17,880	Regis Corporation[a]	224,394
27,370	Rent-A-Center, Inc.	345,957
30,780	Ruby Tuesday, Inc.[a]	76,950
15,540	Ruth’s Hospitality Group, Inc.	219,425
13,640	Scholastic Corporation	536,870
25,890	Scientific Games Corporation[a]	291,780
23,400	Select Comfort Corporation[a]	505,440
7,210	Shoe Carnival, Inc.	192,219
13,670	Sonic Automotive, Inc.	256,996
24,322	Sonic Corporation	636,750
12,820	Stage Stores, Inc.	71,920
8,120	Stamps.com, Inc.[a,b]	767,421
10,190	Standard Motor Products, Inc.	486,674
15,770	Stein Mart, Inc.	100,139
28,145	Steven Madden, Ltd.[a]	972,691
5,380	Strayer Education, Inc.[a]	251,138
9,680	Sturm, Ruger & Company, Inc.[b]	559,117
11,710	Superior Industries International, Inc.	341,464
24,850	Tailored Brands, Inc.	390,145
16,850	Tile Shop Holdings, Inc.[a]	278,868
19,490	TopBuild Corporation[a]	647,068
22,760	Tuesday Morning Corporation[a]	136,105
7,690	Unifi, Inc.[a]	226,317
7,420	Universal Electronics, Inc.[a]	552,493
10,530	Universal Technical Institute, Inc.	18,743
9,960	Vera Bradley, Inc.[a]	150,894
12,250	Vitamin Shoppe, Inc.[a]	328,912
9,890	VOXX International Corporation[a]	29,571
11,090	WCI Communities, Inc.[a]	263,055
13,830	Winnebago Industries, Inc.	325,973
50,760	Wolverine World Wide, Inc.	1,169,003
18,820	World Wrestling Entertainment, Inc.	400,866
9,000	Zumiez, Inc.[a]	162,000

	Total	46,255,406

Consumer Staples (2.9%)
13,370	Andersons, Inc.	483,727
33,670	B&G Foods, Inc.	1,655,891
7,790	Calavo Growers, Inc.	509,700
15,160	Cal-Maine Foods, Inc.[b]	584,266
5,120	Central Garden & Pet Company[a]	133,120
17,090	Central Garden & Pet Company, Class Aa	423,832
83,180	Darling Ingredients, Inc.[a]	1,123,762
8,760	Inter Parfums, Inc.	282,685
7,620	J & J Snack Foods Corporation	907,694
5,650	Medifast, Inc.	213,513
10,200	Sanderson Farms, Inc.[b]	982,566
3,150	Seneca Foods Corporation[a]	88,956
19,150	SpartanNash Company	553,818
135,545	SUPERVALU, Inc.[a]	676,370
11,590	Universal Corporation	674,770
7,240	WD-40 Company	813,993

	Total	10,108,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Energy (3.1%)
35,290	Archrock, Inc.	$461,593
30,730	Atwood Oceanics, Inc.[b]	267,044
19,070	Basic Energy Services, Inc.[a]	15,817
30,940	Bill Barrett Corporation[a]	172,026
15,840	Bristow Group, Inc.	222,077
9,360	CARBO Ceramics, Inc.	102,398
27,970	Carrizo Oil & Gas, Inc.[a]	1,136,141
31,010	Cloud Peak Energy, Inc.[a]	168,694
11,260	Contango Oil & Gas Company[a]	115,077
9,850	Era Group, Inc.[a]	79,293
15,925	Exterran Corporation[a]	249,704
6,840	Geospace Technologies Corporation[a]	133,243
18,170	Green Plains, Inc.	476,054
6,880	Gulf Island Fabrication, Inc.	63,296
9,780	Gulfmark Offshore, Inc.[a,b]	16,430
52,970	Helix Energy Solutions Group, Inc.[a]	430,646
16,620	Hornbeck Offshore Services, Inc.[a,b]	91,410
13,490	Matrix Service Company[a]	253,072
43,170	Newpark Resources, Inc.[a]	317,731
22,960	Northern Oil and Gas, Inc.[a]	61,533
28,970	PDC Energy, Inc.[a]	1,942,728
32,780	Pioneer Energy Services Corporation[a]	132,431
2,910	REX American Resources Corporation[a]	246,652
8,160	SEACOR Holdings, Inc.[a]	485,439
102,340	Synergy Resources Corporation[a]	709,216
23,600	Tesco Corporation	192,576
47,360	TETRA Technologies, Inc.[a]	289,370
24,080	Tidewater, Inc.	67,906
32,280	U.S. Silica Holdings, Inc.[b]	1,502,957
25,970	Unit Corporation[a]	483,042

	Total	10,885,596

Financials (15.8%)
44,850	American Equity Investment Life Holding Company	795,191
17,810	Ameris Bancorp	622,460
9,810	AMERISAFE, Inc.	576,632
46,390	Astoria Financial Corporation	677,294
25,280	Banc of California, Inc.	441,389
21,390	Bank Mutual Corporation	164,275
13,560	Banner Corporation	593,114
29,280	Bofi Holding, Inc.[a,b]	655,872
42,680	Boston Private Financial Holdings, Inc.	547,584
36,050	Brookline Bancorp, Inc.	439,449
8,350	Calamos Asset Management, Inc.	56,947
48,880	Capstead Mortgage Corporation	460,938
16,560	Cardinal Financial Corporation	432,050
15,850	Central Pacific Financial Corporation	399,262
7,600	City Holding Company	382,204
29,580	Columbia Banking System, Inc.	967,858
22,450	Community Bank System, Inc.	1,080,069
13,130	Customers Bancorp, Inc.[a]	330,351
51,230	CVB Financial Corporation[b]	902,160
15,995	Dime Community Bancshares, Inc.	268,076
8,460	eHealth, Inc.[a]	94,837
16,630	Employers Holdings, Inc.	496,073
12,010	Encore Capital Group, Inc.[a,b]	269,985
11,777	Enova International, Inc.[a]	114,001
19,810	Evercore Partners, Inc.	1,020,413
24,570	EZCORP, Inc.[a]	271,744
27,280	Financial Engines, Inc.[b]	810,489
58,943	First BanCorp[a]	306,504
45,590	First Commonwealth Financial Corporation	460,003

Shares	Common Stock (96.9%)	Value
Financials (15.8%) - continued
31,690	First Financial Bancorp	$692,110
33,560	First Financial Bankshares, Inc.[b]	1,222,926
41,622	First Midwest Bancorp, Inc.	805,802
8,160	First NBC Bank Holding Company[a]	77,030
24,904	FirstCash, Inc.	1,172,480
38,850	Glacier Bancorp, Inc.	1,108,002
29,930	Great Western Bancorp, Inc.	997,268
21,870	Green Dot Corporation[a]	504,322
14,110	Greenhill & Company, Inc.	332,573
16,442	Hanmi Financial Corporation	433,082
4,400	HCI Group, Inc.	133,584
63,480	Home BancShares, Inc.	1,321,019
64,644	Hope Bancorp, Inc.	1,122,866
20,270	Horace Mann Educators Corporation	742,895
13,420	Independent Bank Corporation	725,888
5,610	Infinity Property & Casualty Corporation	463,554
34,240	Interactive Brokers Group, Inc.	1,207,645
7,580	INTL FCStone, Inc.[a]	294,483
15,910	Investment Technology Group, Inc.	272,697
21,220	LegacyTexas Financial Group, Inc.	671,189
3,740	LendingTree, Inc.[a,b]	362,443
32,000	Maiden Holdings, Ltd.	406,080
5,620	Navigators Group, Inc.	544,690
21,950	NBT Bancorp, Inc.	721,497
22,930	Northfield Bancorp, Inc.	369,173
52,270	Northwest Bancshares, Inc.	821,162
22,550	OFG Bancorp[b]	227,981
68,930	Old National Bancorp	969,156
9,270	Opus Bank	327,880
19,380	Oritani Financial Corporation	304,654
22,180	Pinnacle Financial Partners, Inc.	1,199,494
7,240	Piper Jaffray Companies[a]	349,692
23,540	PRA Group, Inc.[a]	813,072
27,140	ProAssurance Corporation	1,424,307
30,590	Provident Financial Services, Inc.	649,426
19,320	RLI Corporation	1,320,715
18,090	S & T Bancorp, Inc.	524,429
7,300	Safety Insurance Group, Inc.	490,706
29,540	Selective Insurance Group, Inc.	1,177,464
11,110	ServisFirst Bancshares, Inc.	576,720
14,710	Simmons First National Corporation	734,029
12,416	Southside Bancshares, Inc.	399,547
66,789	Sterling Bancorp	1,168,808
11,860	Stewart Information Services Corporation	527,177
23,580	Texas Capital Bancshares, Inc.[a]	1,295,014
6,210	Tompkins Financial Corporation	474,506
49,032	TrustCo Bank Corporation	347,637
22,280	UMB Financial Corporation	1,324,546
34,360	United Bankshares, Inc.[b]	1,294,341
36,135	United Community Banks, Inc.	759,558
10,940	United Fire Group, Inc.	462,981
9,050	United Insurance Holdings Corporation	153,669
16,630	Universal Insurance Holdings, Inc.[b]	419,076
2,870	Virtus Investment Partners, Inc.	280,858
14,210	Walker & Dunlop, Inc.[a]	358,945
13,080	Westamerica Bancorporation[b]	665,510
26,400	Wintrust Financial Corporation	1,467,048
3,012	World Acceptance Corporation[a,b]	147,708

	Total	54,800,338

Health Care (12.0%)
11,450	Abaxis, Inc.	591,049
15,120	Aceto Corporation	287,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Health Care (12.0%) - continued
23,510	Acorda Therapeutics, Inc.[a]	$490,889
7,510	Adeptus Health, Inc.[a,b]	323,306
17,740	Air Methods Corporation[a,b]	558,633
11,440	Albany Molecular Research, Inc.[a,b]	188,874
4,530	Almost Family, Inc.[a]	166,568
17,380	AMAG Pharmaceuticals, Inc.[a]	425,984
14,253	Amedisys, Inc.[a]	676,162
24,730	AMN Healthcare Services, Inc.[a]	788,145
19,040	Amphastar Pharmaceuticals, Inc.[a]	361,189
6,340	Analogic Corporation	561,724
14,770	AngioDynamics, Inc.[a]	259,066
4,060	ANI Pharmaceuticals, Inc.[a]	269,381
7,530	Anika Therapeutics, Inc.[a]	360,311
14,420	Biotelemetry, Inc.[a]	267,779
16,370	Cambrex Corporation[a]	727,810
18,455	Cantel Medical Corporation	1,439,121
8,240	Chemed Corporation	1,162,417
5,440	Computer Programs and Systems, Inc.[b]	141,766
12,530	CONMED Corporation	501,952
5,110	CorVel Corporation[a]	196,224
16,890	Cross Country Healthcare, Inc.[a]	198,964
13,800	CryoLife, Inc.	242,466
12,060	Cynosure, Inc.[a]	614,336
31,170	Depomed, Inc.[a,b]	778,938
22,130	Diplomat Pharmacy, Inc.[a,b]	619,861
4,140	Eagle Pharmaceuticals, Inc.[a,b]	289,800
17,740	Emergent Biosolutions, Inc.[a]	559,342
7,080	Enanta Pharmaceuticals, Inc.[a,b]	188,399
24,240	Ensign Group, Inc.	487,951
26,090	Haemonetics Corporation[a]	944,719
21,930	HealthEquity, Inc.[a]	830,051
13,020	HealthStream, Inc.[a]	359,352
16,160	Healthways, Inc.[a]	427,594
42,890	HMS Holdings Corporation[a]	950,871
7,460	ICU Medical, Inc.[a]	942,795
37,870	Impax Laboratories, Inc.[a]	897,519
8,170	Inogen, Inc.[a]	489,383
13,950	Integer Holdings Corporation[a]	302,575
15,220	Integra LifeSciences Holdings Corporation[a]	1,256,411
16,260	Invacare Corporation	181,624
43,309	Kindred Healthcare, Inc.	442,618
4,860	Landauer, Inc.	216,173
14,950	Lannett Company, Inc.[a,b]	397,222
7,600	LHC Group, Inc.[a]	280,288
9,690	Ligand Pharmaceuticals, Inc.[a,b]	988,961
20,310	Luminex Corporation[a]	461,443
12,520	Magellan Health Services, Inc.[a]	672,700
22,370	Masimo Corporation[a]	1,330,791
35,670	Medicines Company[a]	1,346,186
27,750	Medidata Solutions, Inc.[a]	1,547,340
21,450	Meridian Bioscience, Inc.	413,770
22,585	Merit Medical Systems, Inc.[a]	548,590
52,030	MiMedx Group, Inc.[a,b]	446,417
31,820	Momenta Pharmaceuticals, Inc.[a]	371,976
16,850	Natus Medical, Inc.[a]	662,036
70,380	Nektar Therapeutics[a]	1,209,128
19,125	Neogen Corporation[a]	1,069,853
18,470	Omnicell, Inc.[a]	707,401
15,840	PharMerica Corporation[a]	444,629
9,490	Phibro Animal Health Corporation	257,938
6,340	Providence Service Corporation[a]	308,314
23,210	Quality Systems, Inc.	262,737
14,950	Quorum Health Corporation[a]	93,737
17,270	Repligen Corporation[a]	521,381

Shares	Common Stock (96.9%)	Value
Health Care (12.0%) - continued
25,560	SciClone Pharmaceuticals, Inc.[a]	$261,990
54,590	Select Medical Holdings Corporation[a]	736,965
35,670	Spectrum Pharmaceuticals, Inc.[a]	166,579
25,390	Supernus Pharmaceuticals, Inc.[a]	627,895
14,160	Surgical Care Affiliates, Inc.[a]	690,442
6,690	SurModics, Inc.[a]	201,302
6,400	U.S. Physical Therapy, Inc.	401,280
8,850	Vascular Solutions, Inc.[a]	426,836
18,300	ZELTIQ Aesthetics, Inc.[a,b]	717,726

	Total	41,541,074

Industrials (17.4%)
20,302	AAON, Inc.	585,104
16,390	AAR Corporation	513,335
28,560	ABM Industries, Inc.	1,133,832
30,200	Actuant Corporation	701,848
17,690	Aegion Corporation[a]	337,348
35,520	Aerojet Rocketdyne Holdings, Inc.[a]	624,442
10,480	Aerovironment, Inc.[a]	255,817
4,840	Alamo Group, Inc.	318,908
14,670	Albany International Corporation	621,715
6,640	Allegiant Travel Company	876,945
7,130	American Woodmark Corporation[a]	574,464
14,780	Apogee Enterprises, Inc.	660,518
19,970	Applied Industrial Technologies, Inc.	933,398
12,030	ArcBest Corporation	228,811
9,750	Astec Industries, Inc.	583,732
12,690	Atlas Air Worldwide Holdings, Inc.[a]	543,386
13,330	AZZ, Inc.	870,049
25,570	Barnes Group, Inc.	1,036,863
23,850	Brady Corporation	825,448
21,980	Briggs & Stratton Corporation	409,927
22,700	Brink’s Company	841,716
7,130	CDI Corporation	40,427
14,000	Celadon Group, Inc.	122,360
15,640	Chart Industries, Inc.[a]	513,461
8,360	CIRCOR International, Inc.	497,922
19,010	Comfort Systems USA, Inc.	557,183
12,630	Cubic Corporation	591,210
6,600	DXP Enterprises, Inc.[a]	186,054
14,030	Echo Global Logistics, Inc.[a]	323,532
10,670	Encore Wire Corporation	392,336
8,942	Engility Holdings, Inc.[a]	281,673
10,960	EnPro Industries, Inc.	622,747
13,100	ESCO Technologies, Inc.	608,102
18,990	Essendant, Inc.	389,675
13,200	Exponent, Inc.	673,992
30,610	Federal Signal Corporation	405,889
15,450	Forward Air Corporation	668,367
19,630	Franklin Electric Company, Inc.	799,137
10,040	G & K Services, Inc.	958,720
25,090	General Cable Corporation	375,848
16,020	Gibraltar Industries, Inc.[a]	595,143
14,490	Greenbrier Companies, Inc.[b]	511,497
15,450	Griffon Corporation	262,804
40,800	Harsco Corporation	405,144
27,200	Hawaiian Holdings, Inc.[a]	1,321,920
36,897	Healthcare Services Group, Inc.	1,460,383
22,158	Heartland Express, Inc.	418,343
9,450	Heidrick & Struggles International, Inc.	175,297
32,130	Hillenbrand, Inc.	1,016,593
17,200	Hub Group, Inc.[a]	701,072
9,690	Insperity, Inc.	703,881
33,050	Interface, Inc.	551,604
14,770	John Bean Technologies Corporation	1,042,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Industrials (17.4%) - continued
13,710	Kaman Corporation	$602,143
14,890	Kelly Services, Inc.	286,186
33,930	Knight Transportation, Inc.	973,452
29,470	Korn/Ferry International	618,870
5,370	Lindsay Corporation[b]	397,273
8,750	Lydall, Inc.[a]	447,387
11,770	Marten Transport, Ltd.	247,170
21,910	Matson, Inc.	873,771
16,410	Matthews International Corporation	997,072
22,680	Mobile Mini, Inc.	684,936
16,590	Moog, Inc.[a]	987,769
29,250	Mueller Industries, Inc.	948,285
6,710	Multi-Color Corporation	442,860
8,210	MYR Group, Inc.[a]	247,121
2,520	National Presto Industries, Inc.[b]	221,231
24,210	Navigant Consulting, Inc.[a]	489,526
25,030	On Assignment, Inc.[a]	908,339
13,980	Orion Group Holdings, Inc.[a]	95,763
7,460	Patrick Industries, Inc.[a]	461,923
24,870	PGT, Inc.[a]	265,363
4,370	Powell Industries, Inc.	175,018
12,200	Proto Labs, Inc.[a,b]	730,902
17,475	Quanex Building Products Corporation	301,618
107,230	R.R. Donnelley & Sons Company	1,685,656
18,400	Raven Industries, Inc.	423,752
18,580	Resources Connection, Inc.	277,585
15,570	Roadrunner Transportation Systems, Inc.[a]	124,249
12,880	Saia, Inc.[a]	385,885
20,990	Simpson Manufacturing Company, Inc.	922,510
26,290	SkyWest, Inc.	694,319
21,190	SPX Corporation[a]	426,767
21,190	SPX FLOW, Inc.[a]	655,195
6,460	Standex International Corporation	599,940
26,470	TASER International, Inc.[a]	757,307
14,930	Team, Inc.[a]	488,360
8,840	Tennant Company	572,832
29,336	Tetra Tech, Inc.	1,040,548
22,330	Titan International, Inc.	225,980
14,830	Trex Company, Inc.[a]	870,818
21,680	TrueBlue, Inc.[a]	491,269
11,000	U.S. Ecology, Inc.	493,240
7,770	UniFirst Corporation	1,024,552
10,390	Universal Forest Products, Inc.	1,023,311
4,140	Veritiv Corporation[a]	207,704
10,370	Viad Corporation	382,342
8,130	Vicor Corporation[a]	94,308
32,660	Wabash National Corporation[a]	465,078
18,660	WageWorks, Inc.[a]	1,136,581
14,180	Watts Water Technologies, Inc.	919,431

	Total	60,445,442

Information Technology (15.5%)
24,600	ADTRAN, Inc.	470,844
20,270	Advanced Energy Industries, Inc.[a]	959,176
7,670	Agilysys, Inc.[a]	85,290
14,410	Anixter International, Inc.[a]	929,445
14,850	Badger Meter, Inc.	497,623
4,390	Bel Fuse, Inc.	105,975
24,900	Benchmark Electronics, Inc.[a]	621,255
7,530	Black Box Corporation	104,667
24,070	Blackbaud, Inc.	1,596,804
19,460	Blucora, Inc.[a]	217,952
19,090	Bottomline Technologies (de), Inc.[a]	444,988

Shares	Common Stock (96.9%)	Value
Information Technology (15.5%) - continued
35,327	Brooks Automation, Inc.	$480,800
12,290	Cabot Microelectronics Corporation	650,264
12,340	CACI International, Inc.[a]	1,245,106
18,390	CalAmp Corporation[a]	256,540
23,080	Cardtronics, Inc.[a]	1,029,368
10,560	CEVA, Inc.[a]	370,339
37,150	Ciber, Inc.[a]	42,722
12,410	Coherent, Inc.[a]	1,371,801
12,630	Cohu, Inc.	148,276
11,880	Comtech Telecommunications Corporation	152,183
20,720	Cray, Inc.[a]	487,749
16,600	CSG Systems International, Inc.	686,078
16,730	CTS Corporation	311,178
20,380	Daktronics, Inc.	194,425
25,640	DHI Group, Inc.[a]	202,300
13,180	Digi International, Inc.[a]	150,252
19,690	Diodes, Inc.[a]	420,185
11,060	DSP Group, Inc.[a]	132,831
8,990	DTS, Inc.	382,435
11,480	Ebix, Inc.[b]	652,638
16,110	Electro Scientific Industries, Inc.[a]	90,860
23,820	Electronics for Imaging, Inc.[a]	1,165,274
16,640	EPIQ Systems, Inc.	274,394
3,350	ePlus, Inc.[a]	316,274
21,240	Exar Corporation[a]	197,744
17,110	ExlService Holdings, Inc.[a]	852,762
18,620	Fabrinet[a]	830,266
8,400	FARO Technologies, Inc.[a]	301,980
5,040	Forrester Research, Inc.	196,056
39,290	Harmonic, Inc.[a]	232,990
27,830	II-VI, Inc.[a]	677,104
18,045	Insight Enterprises, Inc.[a]	587,365
9,080	Interactive Intelligence Group, Inc.[a]	546,071
16,850	Itron, Inc.[a]	939,556
32,010	Ixia[a]	400,125
30,840	Kopin Corporation[a]	67,231
35,960	Kulicke and Soffa Industries, Inc.[a]	464,963
12,170	Liquidity Services, Inc.[a]	136,791
11,490	Littelfuse, Inc.	1,480,027
27,210	LivePerson, Inc.[a]	228,836
12,900	LogMeIn, Inc.[b]	1,166,031
28,000	Lumentum Holdings, Inc.[a]	1,169,560
12,790	ManTech International Corporation	482,055
20,630	Mercury Systems, Inc.[a]	506,879
18,860	Methode Electronics, Inc.	659,534
4,810	MicroStrategy, Inc.[a]	805,386
27,470	MKS Instruments, Inc.	1,366,083
20,860	Monotype Imaging Holdings, Inc.	461,215
45,360	Monster Worldwide, Inc.[a]	163,750
8,460	MTS Systems Corporation	389,414
12,690	Nanometrics, Inc.[a]	283,495
16,640	NETGEAR, Inc.[a]	1,006,554
31,640	NIC, Inc.	743,540
9,110	OSI Systems, Inc.[a]	595,612
9,610	Park Electrochemical Corporation	166,926
18,400	Perficient, Inc.[a]	370,760
16,980	Plexus Corporation[a]	794,324
14,690	Power Integrations, Inc.	925,911
24,800	Progress Software Corporation[a]	674,560
14,660	Qualys, Inc.[a]	559,865
18,260	QuinStreet, Inc.[a]	55,145
56,260	Rambus, Inc.[a]	703,250
14,500	Rofin-Sinar Technologies, Inc.[a]	466,610
9,190	Rogers Corporation[a]	561,325
15,790	Rudolph Technologies, Inc.[a]	280,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Information Technology (15.5%) - continued
37,840	Sanmina Corporation[a]	$1,077,305
12,980	ScanSource, Inc.[a]	473,770
33,730	Semtech Corporation[a]	935,333
9,730	Shutterstock, Inc.[a,b]	619,801
8,860	SPS Commerce, Inc.[a]	650,413
19,330	Super Micro Computer, Inc.[a]	451,742
20,290	Sykes Enterprises, Inc.[a]	570,758
21,380	Synchronoss Technologies, Inc.[a]	880,428
43,820	Take-Two Interactive Software, Inc.[a]	1,975,406
11,920	Tangoe, Inc.[a]	98,340
8,190	TeleTech Holdings, Inc.	237,428
25,040	Tessera Technologies, Inc.	962,538
61,680	TiVo Corp[a]	1,201,526
36,850	TTM Technologies, Inc.[a]	421,932
12,030	Ultratech, Inc.[a]	277,652
15,450	VASCO Data Security International, Inc.[a]	272,075
20,860	Veeco Instruments, Inc.[a]	409,482
118,550	Viavi Solutions, Inc.[a]	876,084
14,040	Virtusa Corporation[a]	346,507
12,600	XO Group, Inc.[a]	243,558

	Total	53,728,135

Materials (5.6%)
14,850	A. Schulman, Inc.	432,432
121,900	AK Steel Holding Corporation[a]	588,777
13,210	American Vanguard Corporation	212,153
16,120	Balchem Corporation	1,249,784
19,760	Boise Cascade Company[a]	501,904
25,720	Calgon Carbon Corporation	390,172
25,600	Century Aluminum Company[a]	177,920
92,710	Chemours Company	1,483,360
8,660	Clearwater Paper Corporation[a]	560,042
5,430	Deltic Timber Corporation	367,774
26,040	Flotek Industries, Inc.[a,b]	378,622
11,500	FutureFuel Corporation	129,720
25,610	H.B. Fuller Company	1,190,097
4,880	Hawkins, Inc.	211,450
6,360	Haynes International, Inc.	236,020
37,820	Headwaters, Inc.[a]	639,914
21,730	Ingevity Corporation[a]	1,001,753
9,910	Innophos Holdings, Inc.	386,787
12,240	Innospec, Inc.	744,314
28,610	Intrepid Potash, Inc.[a]	32,329
9,120	Kaiser Aluminum Corporation	788,789
45,010	KapStone Paper and Packaging Corporation	851,589
10,500	Koppers Holdings, Inc.[a]	337,890
15,770	Kraton Performance Polymers, Inc.[a]	552,581
10,310	LSB Industries, Inc.[a,b]	88,460
10,090	Materion Corporation	309,864
11,053	Myers Industries, Inc.	143,578
8,580	Neenah Paper, Inc.	677,906
4,570	Olympic Steel, Inc.	100,997
22,270	PH Glatfelter Company	482,814
6,730	Quaker Chemical Corporation	712,909
22,010	Rayonier Advanced Materials, Inc.	294,274
15,600	Schweitzer-Mauduit International, Inc.	601,536
9,900	Stepan Company	719,334
61,590	Stillwater Mining Company[a]	822,842
32,687	SunCoke Energy, Inc.	262,150
19,670	TimkenSteel Corporation[a]	205,552
12,770	Tredegar Corporation	237,394

Shares	Common Stock (96.9%)	Value
Materials (5.6%) - continued
7,250	US Concrete, Inc.[a]	$333,971

	Total	19,439,754

Real Estate (6.7%)
40,558	Acadia Realty Trust	1,469,822
11,960	Agree Realty Corporation	591,302
20,270	American Assets Trust, Inc.	879,313
29,502	CareTrust REIT, Inc.	436,039
38,740	Cedar Realty Trust, Inc.	278,928
30,690	Chesapeake Lodging Trust	702,801
17,320	CoreSite Realty Corporation	1,282,373
107,820	Cousins Properties, Inc.	1,125,641
102,617	DiamondRock Hospitality Company	933,815
16,700	EastGroup Properties, Inc.	1,228,452
13,540	Forestar Group, Inc.[a]	158,553
30,603	Four Corners Property Trust, Inc.	652,762
54,170	Franklin Street Properties Corporation	682,542
37,956	GEO Group, Inc.[b]	902,594
13,421	Getty Realty Corporation	321,164
36,260	Government Properties Income Trust	820,201
18,040	HFF, Inc.	499,528
42,525	Kite Realty Group Trust	1,178,793
108,559	Lexington Realty Trust	1,118,158
20,010	LTC Properties, Inc.	1,040,320
42,370	Parkway Properties, Inc.	720,714
35,510	Pennsylvania Real Estate Investment Trust	817,795
9,980	PS Business Parks, Inc.	1,133,428
8,980	RE/MAX Holdings, Inc.	393,144
55,550	Retail Opportunity Investments Corporation	1,219,878
33,210	Sabra Health Care REIT, Inc.	836,228
6,000	Saul Centers, Inc.	399,600
44,510	Summit Hotel Properties, Inc.	585,752
6,360	Universal Health Realty Income Trust	400,807
14,690	Urstadt Biddle Properties, Inc.	326,412

	Total	23,136,859

Telecommunications Services (1.2%)
45,670	8x8, Inc.[a]	704,688
5,430	ATN International, Inc.	353,167
107,980	Cincinnati Bell, Inc.[a]	440,558
20,740	Cogent Communications Holdings	763,439
25,820	Consolidated Communications Holdings, Inc.	651,697
14,040	General Communication, Inc.[a]	193,050
17,370	Inteliquent, Inc.	280,352
41,350	Iridium Communications, Inc.[a,b]	335,349
11,980	Lumos Networks Corporation[a]	167,720
10,550	Spok Holdings, Inc.	188,001

	Total	4,078,021

Utilities (3.3%)
25,153	ALLETE, Inc.	1,499,622
18,610	American States Water Company	745,330
32,420	Avista Corporation	1,354,832
24,350	California Water Service Group	781,392
20,650	El Paso Electric Company	965,800
14,100	Northwest Natural Gas Company	847,551
41,410	Piedmont Natural Gas Company, Inc.	2,486,256
40,380	South Jersey Industries, Inc.	1,193,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.9%)	Value
Utilities (3.3%) - continued
23,240	Spire, Inc.	$1,481,318

	Total	11,355,330

	Total Common Stock (cost $258,556,930)	335,774,618

Shares	Collateral Held for Securities Loaned (6.5%)	Value
22,463,700	Thrivent Cash Management Trust	22,463,700

	Total Collateral Held for Securities Loaned (cost $22,463,700)	22,463,700

Shares or Principal Amount	Short-Term Investments (3.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
700,000	0.365%, 10/7/2016[d]	699,985
100,000	0.440%, 2/13/2017[d]	99,878
	Thrivent Core Short-Term Reserve Fund
986,007	0.750%	9,860,074

	Total Short-Term Investments (cost $10,659,866)	10,659,937

	Total Investments (cost $291,680,496) 106.5%	$368,898,255

	Other Assets and Liabilities, Net (6.5%)	(22,493,954)

	Total Net Assets 100.0%	$346,404,301

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$22,244,687
Total lending	$22,244,687
Gross amount payable upon return of collateral for securities loaned	$22,463,700
Net amounts due to counterparty	$219,013

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$94,655,757
Gross unrealized depreciation	(17,437,998)

Net unrealized appreciation (depreciation)	$77,217,759

Cost for federal income tax purposes	$291,680,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	46,255,406	46,255,406	–	–
Consumer Staples	10,108,663	10,108,663	–	–
Energy	10,885,596	10,885,596	–	–
Financials	54,800,338	54,800,338	–	–
Health Care	41,541,074	41,541,074	–	–
Industrials	60,445,442	60,445,442	–	–
Information Technology	53,728,135	53,728,135	–	–
Materials	19,439,754	19,439,754	–	–
Real Estate	23,136,859	23,136,859	–	–
Telecommunications Services	4,078,021	4,078,021	–	–
Utilities	11,355,330	11,355,330	–	–
Short-Term Investments	799,863	–	799,863	–

Subtotal Investments in Securities	$336,574,481	$335,774,618	$799,863	$–

Other Investments*	Total

Short-Term Investments	9,860,074
Collateral Held for Securities Loaned	22,463,700

Subtotal Other Investments	$32,323,774

Total Investments at Value	$368,898,255

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,771	19,771	–	–

Total Asset Derivatives	$19,771	$19,771	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $799,863 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
NYBOT NYF mini Russell 2000 Index	85	December 2016	$10,590,779	$10,610,550	$19,771
Total Futures Contracts					$19,771

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$15,229,214	$75,168,872	$67,934,386	22,463,700	$22,463,700	$200,829
Cash Management Trust-Short Term Investment	10,370,336	24,105,517	34,475,853	–	–	9,157
Core Short-Term Reserve Fund	–	41,556,616	31,696,542	986,007	9,860,074	27,829
Total Value and Income Earned	$25,599,550				$32,323,774	$237,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (91.1%)	Value
Consumer Discretionary (10.7%)
104,700	Aramark	$3,981,741
299,650	Cheesecake Factory, Inc.	15,000,479
482,300	Dish DBS Corporation[a]	26,420,394
211,200	Dollar Tree, Inc.[a]	16,670,016
269,119	Scripps Networks Interactive, Inc.	17,086,365
300,300	Tempur-Pedic International, Inc.[a,b]	17,039,022
995,291	Time, Inc.	14,411,814
569,986	Toll Brothers, Inc.[a]	17,019,782
97,300	Whirlpool Corporation	15,778,168

	Total	143,407,781

Consumer Staples (3.1%)
215,900	Ingredion, Inc.	28,727,654
119,349	Molson Coors Brewing Company	13,104,520

	Total	41,832,174

Energy (5.7%)
94,725	Cimarex Energy Company	12,728,198
357,550	Continental Resources, Inc.[a]	18,578,298
515,831	Parsley Energy, Inc.[a]	17,285,497
491,675	Patterson-UTI Energy, Inc.	10,998,770
495,225	RPC, Inc.[a,b]	8,319,780
598,775	WPX Energy, Inc.[a]	7,897,842

	Total	75,808,385

Financials (15.6%)
845,800	Assured Guaranty, Ltd.	23,470,950
449,396	First Republic Bank	34,652,926
3,619,575	Huntington Bancshares, Inc.	35,689,009
2,125,000	KeyCorp	25,861,250
176,300	M&T Bank Corporation	20,468,430
500,322	Raymond James Financial, Inc.	29,123,744
1,283,125	Zions Bancorporation	39,802,537

	Total	209,068,846

Health Care (10.0%)
161,432	C.R. Bard, Inc.	36,205,969
156,550	Edwards Lifesciences Corporation[a]	18,873,668
810,850	Hologic, Inc.[a]	31,485,306
248,553	Universal Health Services, Inc.	30,626,701
106,950	Waters Corporation[a]	16,950,505

	Total	134,142,149

Industrials (16.4%)
298,400	AGCO Corporation	14,717,088
150,340	Equifax, Inc.	20,232,757
182,800	Huntington Ingalls Industries, Inc.	28,045,176
779,200	Masco Corporation	26,734,352
772,934	Oshkosh Corporation	43,284,304
1,026,712	Southwest Airlines Company	39,928,830
358,650	United Continental Holdings, Inc.[a]	18,818,366
246,800	WABCO Holdings, Inc.[a]	28,019,204

	Total	219,780,077

Information Technology (18.2%)
309,875	Akamai Technologies, Inc.[a]	16,420,276
172,850	Alliance Data Systems Corporation[a]	37,081,510
1,241,883	Applied Materials, Inc.	37,442,772
822,532	Juniper Networks, Inc.	19,790,120
842,401	NVIDIA Corporation	57,721,317
428,804	PayPal Holdings, Inc.[a]	17,568,100
429,400	Red Hat, Inc.[a]	34,708,402
1,091,672	Teradyne, Inc.	23,558,282

	Total	244,290,779

Shares	Common Stock (91.1%)	Value
Materials (3.6%)
874,000	Owens-Illinois, Inc.[a]	$16,072,860
1,304,763	Steel Dynamics, Inc.	32,606,027

	Total	48,678,887

Real Estate (6.2%)
191,100	Camden Property Trust	16,002,714
174,850	Digital Realty Trust, Inc.	16,981,432
618,250	Duke Realty Corporation	16,896,773
580,800	General Growth Properties, Inc.	16,030,080
1,075,948	Host Hotels & Resorts, Inc.	16,752,510

	Total	82,663,509

Utilities (1.6%)
505,700	Public Service Enterprise Group, Inc.	21,173,659

	Total	21,173,659

	Total Common Stock (cost $925,168,112)	1,220,846,246

Shares	Collateral Held for Securities Loaned (1.2%)	Value
15,740,800	Thrivent Cash Management Trust	15,740,800

	Total Collateral Held for Securities Loaned (cost $15,740,800)	15,740,800

Shares or Principal Amount	Short-Term Investments (9.0%)c	Value
	Federal Home Loan Bank Discount Notes
1,350,000	0.300%, 10/4/2016	1,349,993
1,300,000	0.290%, 10/5/2016	1,299,986
2,800,000	0.300%, 10/11/2016	2,799,883
1,000,000	0.300%, 10/13/2016	999,947
500,000	0.310%, 10/17/2016	499,963
4,200,000	0.300%, 10/20/2016	4,199,622
8,000,000	0.316%, 11/1/2016	7,998,584
7,220,000	0.321%, 11/2/2016	7,218,679
1,900,000	0.310%, 11/4/2016	1,899,628
9,300,000	0.327%, 11/9/2016	9,297,898
2,100,000	0.335%, 11/18/2016	2,099,410
1,400,000	0.343%, 11/23/2016	1,399,563
1,700,000	0.340%, 11/25/2016	1,699,449
2,900,000	0.345%, 11/30/2016	2,898,973
14,200,000	0.345%, 12/2/2016	14,193,851
6,200,000	0.350%, 12/7/2016	6,197,092
	Thrivent Core Short-Term Reserve Fund
5,476,794	0.750%	54,767,939

	Total Short-Term Investments (cost $120,812,024)	120,820,460

	Total Investments (cost $1,061,720,936) 101.3%	$1,357,407,506

	Other Assets and Liabilities, Net (1.3%)	(17,665,882)

	Total Net Assets 100.0%	$1,339,741,624

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$15,672,864
Total lending	$15,672,864
Gross amount payable upon return of collateral for securities loaned	$15,740,800
Net amounts due to counterparty	$67,936

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$308,123,236
Gross unrealized depreciation	(12,436,666)

Net unrealized appreciation (depreciation)	$295,686,570

Cost for federal income tax purposes	$1,061,720,936

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	143,407,781	143,407,781	–	–
Consumer Staples	41,832,174	41,832,174	–	–
Energy	75,808,385	75,808,385	–	–
Financials	209,068,846	209,068,846	–	–
Health Care	134,142,149	134,142,149	–	–
Industrials	219,780,077	219,780,077	–	–
Information Technology	244,290,779	244,290,779	–	–
Materials	48,678,887	48,678,887	–	–
Real Estate	82,663,509	82,663,509	–	–
Utilities	21,173,659	21,173,659	–	–
Short-Term Investments	66,052,521	–	66,052,521	–

Subtotal Investments in Securities	$1,286,898,767	$1,220,846,246	$66,052,521	$–

Other Investments*	Total

Short-Term Investments	54,767,939
Collateral Held for Securities Loaned	15,740,800

Subtotal Other Investments	$70,508,739

Total Investments at Value	$1,357,407,506

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$57,473,443	$215,252,515	$256,985,158	15,740,800	$15,740,800	$86,586
Cash Management Trust-Short Term Investment	50,569,195	76,915,663	127,484,858	–	–	48,058
Core Short-Term Reserve Fund	–	98,959,322	44,191,383	5,476,794	54,767,939	138,217
Total Value and Income Earned	$108,042,638				$70,508,739	$272,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (11.1%)
10,070	Aaron's, Inc.	$255,979
10,610	Abercrombie & Fitch Company	168,593
9,400	AMC Networks, Inc.[a]	487,484
26,810	American Eagle Outfitters, Inc.[b]	478,827
26,442	Ascena Retail Group, Inc.[a]	147,811
7,020	Big Lots, Inc.	335,205
8,625	Brinker International, Inc.	434,959
14,120	Brunswick Corporation	688,774
2,880	Buffalo Wild Wings, Inc.[a]	405,331
8,070	Cabela's, Inc.[a]	443,285
730	Cable One, Inc.	426,320
11,600	Calatlantic Group, Inc.	387,904
7,850	Carter's, Inc.	680,674
7,000	Cheesecake Factory, Inc.	350,420
20,750	Chico's FAS, Inc.	246,925
1,960	Churchill Downs, Inc.	286,846
16,550	Cinemark Holdings, Inc.	633,534
3,740	Cracker Barrel Old Country Store, Inc.[b]	494,503
11,850	CST Brands, Inc.	569,867
22,490	Dana, Inc.	350,619
5,020	Deckers Outdoor Corporation[a]	298,941
8,900	DeVry Education Group, Inc.	205,234
13,810	Dick's Sporting Goods, Inc.	783,303
7,580	Domino's Pizza, Inc.	1,151,023
14,410	Dunkin' Brands Group, Inc.	750,473
6,520	Fossil, Inc.[a]	181,060
45,000	Gentex Corporation	790,200
730	Graham Holdings Company	351,400
9,660	Guess ?, Inc.	141,133
4,370	Helen of Troy, Ltd.[a]	376,563
4,980	HSN, Inc.	198,204
4,080	International Speedway Corporation	136,354
47,970	J.C. Penney Company, Inc.[a,b]	442,283
5,130	Jack in the Box, Inc.	492,172
7,000	John Wiley and Sons, Inc.	361,270
20,110	Kate Spade & Company[a]	344,484
12,980	KB Home[b]	209,238
20,640	Live Nation Entertainment, Inc.[a]	567,187
5,730	Meredith Corporation	297,903
5,770	Murphy USA, Inc.[a]	411,747
19,090	New York Times Company	228,126
560	NVR, Inc.[a]	918,327
85,390	Office Depot, Inc.	304,842
3,510	Panera Bread Company[a]	683,467
9,330	Polaris Industries, Inc.[b]	722,515
6,600	Pool Corporation	623,832
5,970	Restoration Hardware Holdings, Inc.[a,b]	206,443
22,790	Sally Beauty Holdings, Inc.[a]	585,247
30,420	Service Corporation International	807,347
20,830	Skechers USA, Inc.[a]	477,007
7,570	Sotheby's Holdings, Inc.[b]	287,811
7,950	Tempur-Pedic International, Inc.[a]	451,083
10,060	Texas Roadhouse, Inc.	392,642
7,490	Thor Industries, Inc.	634,403
15,690	Time, Inc.	227,191
23,580	Toll Brothers, Inc.[a]	704,099
22,830	Tri Pointe Homes, Inc.[a]	300,899
7,920	Tupperware Brands Corporation	517,730
9,440	Vista Outdoor, Inc.[a]	376,278
32,024	Wendy's Company	345,859
12,850	Williams-Sonoma, Inc.[b]	656,378

	Total	27,215,558

Shares	Common Stock (96.5%)	Value
Consumer Staples (4.1%)
67,730	Avon Products, Inc.	$383,352
1,420	Boston Beer Company, Inc.[a]	220,469
6,130	Casey's General Stores, Inc.	736,520
14,140	Dean Foods Company	231,896
9,240	Edgewell Personal Care Company[a]	734,765
9,720	Energizer Holdings, Inc.	485,611
28,445	Flowers Foods, Inc.[b]	430,088
16,160	Hain Celestial Group, Inc.[a]	574,973
11,310	Ingredion, Inc.	1,504,909
3,050	Lancaster Colony Corporation	402,874
10,170	Post Holdings, Inc.[a]	784,819
13,380	Snyder's-Lance, Inc.	449,300
21,880	Sprouts Farmers Markets, Inc.[a]	451,822
2,736	Tootsie Roll Industries, Inc.[b]	100,767
8,890	TreeHouse Foods, Inc.[a]	775,119
7,840	United Natural Foods, Inc.[a]	313,914
27,740	WhiteWave Foods Company[a]	1,509,888

	Total	10,091,086

Energy (3.8%)
27,680	Consol Energy, Inc.[b]	531,456
62,150	Denbury Resources, Inc.[a,b]	200,745
10,340	Diamond Offshore Drilling, Inc.	182,087
5,900	Dril-Quip, Inc.[a]	328,866
15,230	Energen Corporation	879,076
46,850	Ensco plc	398,225
19,640	Gulfport Energy Corporation[a]	554,830
27,760	HollyFrontier Corporation	680,120
44,550	Nabors Industries, Ltd.	541,728
38,010	Noble Corporation	240,983
15,330	Oceaneering International, Inc.	421,728
8,020	Oil States International, Inc.[a]	253,191
23,090	Patterson-UTI Energy, Inc.	516,523
37,720	QEP Resources, Inc.	736,672
19,350	Rowan Companies plc	293,346
13,610	SM Energy Company	525,074
23,870	Superior Energy Services, Inc.	427,273
12,400	Western Refining, Inc.	328,104
11,030	World Fuel Services Corporation	510,248
53,930	WPX Energy, Inc.[a]	711,337

	Total	9,261,612

Financials (14.5%)
2,410	Alleghany Corporation[a]	1,265,298
11,415	American Financial Group, Inc.	856,125
9,410	Aspen Insurance Holdings, Ltd.	438,412
23,303	Associated Banc-Corp	456,506
13,480	BancorpSouth, Inc.	312,736
6,730	Bank of Hawaii Corporation	488,733
14,240	Bank of the Ozarks, Inc.	546,816
17,990	Brown & Brown, Inc.	678,403
11,620	Cathay General Bancorp	357,664
12,750	CBOE Holdings, Inc.	826,837
10,960	Chemical Financial Corporation	483,665
27,460	CNO Financial Group, Inc.	419,314
13,020	Commerce Bancshares, Inc.	641,365
8,670	Cullen/Frost Bankers, Inc.[b]	623,720
22,620	East West Bancorp, Inc.	830,380
17,810	Eaton Vance Corporation	695,481
10,050	Endurance Specialty Holdings, Ltd.	657,772
6,550	Everest Re Group, Ltd.	1,244,304
32,950	F.N.B. Corporation	405,285
6,380	FactSet Research Systems, Inc.	1,034,198
14,750	Federated Investors, Inc.	437,042
17,090	First American Financial Corporation	671,295
36,350	First Horizon National Corporation	553,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.5%)	Value
Financials (14.5%) - continued
27,150	Fulton Financial Corporation	$394,218
77,400	Genworth Financial, Inc.[a]	383,904
12,160	Hancock Holding Company	394,349
6,690	Hanover Insurance Group, Inc.	504,560
9,060	International Bancshares Corporation	269,807
22,410	Janus Capital Group, Inc.	313,964
7,540	Kemper Corporation	296,473
5,890	MarketAxess Holdings, Inc.	975,325
11,150	MB Financial, Inc.	424,146
5,670	Mercury General Corporation	310,999
14,850	MSCI, Inc.	1,246,509
76,101	New York Community Bancorp, Inc.	1,082,917
38,220	Old Republic International Corporation	673,436
18,910	PacWest Bancorp	811,428
7,270	Primerica, Inc.[b]	385,528
12,460	PrivateBancorp, Inc.	572,163
10,930	Prosperity Bancshares, Inc.	599,948
19,725	Raymond James Financial, Inc.	1,148,192
10,040	Reinsurance Group of America, Inc.	1,083,718
6,460	RenaissanceRe Holdings, Ltd.	776,234
21,180	SEI Investments Company	966,020
8,430	Signature Bank[a]	998,533
67,180	SLM Corporation[a]	501,835
10,370	Stifel Financial Corporation[a]	398,726
8,150	SVB Financial Group[a]	900,901
19,260	Synovus Financial Corporation	626,528
26,820	TCF Financial Corporation	389,158
10,610	Trustmark Corporation	292,412
34,490	Umpqua Holdings Corporation	519,074
39,924	Valley National Bancorp	388,461
15,385	W.R. Berkley Corporation	888,638
12,960	Waddell & Reed Financial, Inc.	235,354
14,137	Washington Federal, Inc.	377,175
14,350	Webster Financial Corporation	545,443
18,050	WisdomTree Investments, Inc.[b]	185,734

	Total	35,786,772

Health Care (7.9%)
6,290	ABIOMED, Inc.[a]	808,768
13,840	Akorn, Inc.[a]	377,278
11,830	Align Technology, Inc.[a]	1,109,062
29,190	Allscripts Healthcare Solutions, Inc.[a]	384,432
8,610	AmSurg Corporation[a]	577,300
3,250	Bio-Rad Laboratories, Inc.[a]	532,382
5,830	Bio-Techne Corporation	638,385
19,660	Catalent, Inc.[a]	508,014
7,420	Charles River Laboratories International, Inc.[a]	618,383
17,676	Community Health Systems, Inc.[a]	203,981
7,300	Halyard Health, Inc.[a]	253,018
9,340	Hill-Rom Holdings, Inc.	578,893
14,000	IDEXX Laboratories, Inc.[a]	1,578,220
6,690	LifePoint Health, Inc.[a]	396,249
6,900	LivaNova plc[a]	414,759
14,420	Mednax, Inc.[a]	955,325
6,690	Molina Healthcare, Inc.[a]	390,161
7,930	NuVasive, Inc.[a]	528,614
9,760	Owens & Minor, Inc.	338,965
8,270	PAREXEL International Corporation[a]	574,352
8,270	Prestige Brands Holdings, Inc.[a]	399,193
22,070	ResMed, Inc.	1,429,915
13,460	STERIS plc	983,926
6,870	Teleflex, Inc.	1,154,504
12,460	Tenet Healthcare Corporation[a]	282,344

Shares	Common Stock (96.5%)	Value
Health Care (7.9%) - continued
6,820	United Therapeutics Corporation[a]	$805,306
12,700	VCA Antech, Inc.[a]	888,746
6,940	Wellcare Health Plans, Inc.[a]	812,605
11,460	West Pharmaceutical Services, Inc.	853,770

	Total	19,376,850

Industrials (13.7%)
11,560	A.O. Smith Corporation	1,142,012
24,070	AECOM[a]	715,601
10,660	AGCO Corporation	525,751
14,810	Avis Budget Group, Inc.[a]	506,650
15,910	B/E Aerospace, Inc.	821,911
10,110	Carlisle Companies, Inc.	1,036,983
5,050	CEB, Inc.	275,073
7,630	CLARCOR, Inc.	495,950
8,230	Clean Harbors, Inc.[a]	394,875
15,270	Copart, Inc.[a]	817,861
7,730	Crane Company	487,067
6,920	Curtiss-Wright Corporation	630,481
7,630	Deluxe Corporation	509,837
20,850	Donaldson Company, Inc.	778,330
4,920	Dycom Industries, Inc.[a]	402,358
9,500	EMCOR Group, Inc.	566,390
6,800	EnerSys	470,492
4,630	Esterline Technologies Corporation[a]	352,065
6,580	FTI Consulting, Inc.[a]	293,205
6,320	GATX Corporation	281,556
8,960	Genesee & Wyoming, Inc.[a]	617,792
8,710	Graco, Inc.	644,540
6,190	Granite Construction, Inc.	307,891
9,310	Herman Miller, Inc.	266,266
6,870	HNI Corporation	273,426
8,070	Hubbell, Inc.	869,462
7,351	Huntington Ingalls Industries, Inc.	1,127,790
11,910	IDEX Corporation	1,114,419
13,990	ITT Corporation	501,402
50,665	JetBlue Airways Corporation[a]	873,465
15,390	Joy Global, Inc.	426,918
22,310	KBR, Inc.	337,550
12,480	Kennametal, Inc.	362,170
8,430	Kirby Corporation[a]	524,009
8,245	KLX, Inc.[a]	290,224
6,600	Landstar System, Inc.	449,328
6,160	Lennox International, Inc.	967,305
9,910	Lincoln Electric Holdings, Inc.	620,564
10,750	Manpower, Inc.	776,795
4,860	MSA Safety, Inc.	282,074
6,970	MSC Industrial Direct Company, Inc.	511,668
8,320	Nordson Corporation	828,922
16,840	NOW, Inc.[a]	360,881
10,910	Old Dominion Freight Line, Inc.[a]	748,535
9,130	Orbital ATK, Inc.	695,980
11,530	Oshkosh Corporation	645,680
7,000	Regal-Beloit Corporation	416,430
15,038	Rollins, Inc.	440,313
5,410	Teledyne Technologies, Inc.[a]	583,901
17,020	Terex Corporation	432,478
11,040	Timken Company	387,946
17,060	Toro Company	799,090
23,920	Trinity Industries, Inc.	578,386
7,760	Triumph Group, Inc.	216,349
3,540	Valmont Industries, Inc.	476,378
14,110	Wabtec Corporation	1,152,081
4,050	Watsco, Inc.	570,645
6,990	Werner Enterprises, Inc.	162,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.5%)	Value
Industrials (13.7%) - continued
8,670	Woodward, Inc.	$541,702

	Total	33,687,860

Information Technology (17.5%)
16,510	3D Systems Corporation[a,b]	296,354
18,230	ACI Worldwide, Inc.[a]	353,297
12,090	Acxiom Corporation[a]	322,198
112,210	Advanced Micro Devices, Inc.[a]	775,371
13,680	ANSYS, Inc.[a]	1,266,905
29,920	ARRIS International plc[a]	847,634
14,220	Arrow Electronics, Inc.[a]	909,653
19,900	Avnet, Inc.	817,094
6,600	Belden, Inc.	455,334
18,540	Broadridge Financial Solutions, Inc.	1,256,827
62,730	Brocade Communications Systems, Inc.	578,998
45,780	Cadence Design Systems, Inc.[a]	1,168,763
23,540	CDK Global, Inc.	1,350,254
21,610	Ciena Corporation[a]	471,098
9,820	Cirrus Logic, Inc.[a]	521,933
13,320	Cognex Corporation	704,095
6,470	CommVault Systems, Inc.[a]	343,751
21,900	Computer Sciences Corporation	1,143,399
7,030	comScore, Inc.[a]	215,540
14,960	Convergys Corporation	455,083
13,810	CoreLogic, Inc.[a]	541,628
15,750	Cree, Inc.[a]	405,090
50,430	Cypress Semiconductor Corporation[b]	613,229
11,690	Diebold, Inc.	289,795
5,100	DST Systems, Inc.	601,392
4,840	Fair Isaac Corporation	603,016
23,040	Fortinet, Inc.[a]	850,867
16,280	GameStop Corporation[b]	449,165
12,970	Gartner, Inc.[a]	1,147,196
23,410	Ingram Micro, Inc.	834,801
21,120	Integrated Device Technology, Inc.[a]	487,872
5,350	InterDigital, Inc.	423,720
21,200	Intersil Corporation	464,916
5,840	IPG Photonics Corporation[a]	480,924
7,570	j2 Global, Inc.	504,238
30,090	Jabil Circuit, Inc.	656,564
12,320	Jack Henry & Associates, Inc.	1,053,976
26,620	Keysight Technologies, Inc.[a]	843,588
13,910	Knowles Corporation[a]	195,435
22,155	Leidos Holdings, Inc.	958,868
9,800	Lexmark International, Inc.	391,608
11,240	Manhattan Associates, Inc.[a]	647,649
10,100	MAXIMUS, Inc.	571,256
16,930	Mentor Graphics Corporation	447,629
17,790	Microsemi Corporation[a]	746,824
5,840	Monolithic Power Systems, Inc.	470,120
16,512	National Instruments Corporation	468,941
19,390	NCR Corporation[a]	624,164
14,420	NetScout Systems, Inc.[a]	421,785
8,520	NeuStar, Inc.[a,b]	226,547
5,200	Plantronics, Inc.	270,192
17,950	PTC, Inc.[a]	795,365
16,740	Rackspace Hosting, Inc.[a]	530,491
7,014	Science Applications International Corporation	486,561
6,550	Silicon Laboratories, Inc.[a]	385,140
5,450	Synaptics, Inc.[a]	319,261
4,530	SYNNEX Corporation	516,918
23,770	Synopsys, Inc.[a]	1,410,750
5,520	Tech Data Corporation[a]	467,599
31,720	Teradyne, Inc.	684,518

Shares	Common Stock (96.5%)	Value
Information Technology (17.5%) - continued
39,080	Trimble Navigation, Ltd.[a]	$1,116,125
5,180	Tyler Technologies, Inc.[a]	886,971
4,530	Ultimate Software Group, Inc.[a]	925,887
17,380	VeriFone Systems, Inc.[a]	273,561
7,090	ViaSat, Inc.[a]	529,269
21,060	Vishay Intertechnology, Inc.	296,735
6,180	WebMD Health Corporation[a]	307,146
6,000	WEX, Inc.[a]	648,540
8,250	Zebra Technologies Corporation[a]	574,283

	Total	43,101,696

Materials (7.0%)
17,000	Allegheny Technologies, Inc.[b]	307,190
9,860	AptarGroup, Inc.	763,263
9,670	Ashland Global Holdings, Inc.	1,121,236
14,830	Bemis Company, Inc.	756,478
9,770	Cabot Corporation	512,046
7,270	Carpenter Technology Corporation	299,960
17,920	Commercial Metals Company	290,125
5,300	Compass Minerals International, Inc.	390,610
9,770	Domtar Corporation	362,760
7,560	Eagle Materials, Inc.	584,388
4,020	Greif, Inc.	199,352
22,260	Louisiana-Pacific Corporation[a]	419,156
5,410	Minerals Technologies, Inc.	382,433
1,450	NewMarket Corporation	622,514
25,860	Olin Corporation	530,647
14,770	Packaging Corporation of America	1,200,210
13,190	PolyOne Corporation	445,954
11,350	Reliance Steel & Aluminum Company	817,540
10,180	Royal Gold, Inc.	788,237
20,830	RPM International, Inc.	1,118,988
7,080	Scotts Miracle-Gro Company	589,552
7,010	Sensient Technologies Corporation	531,358
6,440	Silgan Holdings, Inc.	325,800
15,690	Sonoco Products Company	828,903
38,450	Steel Dynamics, Inc.	960,865
26,330	United States Steel Corporation	496,584
11,410	Valspar Corporation	1,210,259
6,880	Worthington Industries, Inc.	330,446

	Total	17,186,854

Real Estate (11.4%)
7,190	Alexander & Baldwin, Inc.	276,240
12,170	Alexandria Real Estate Equities, Inc.	1,323,731
20,440	American Campus Communities, Inc.	1,039,783
13,620	Camden Property Trust	1,140,539
13,200	Care Capital Properties, Inc.	376,200
21,240	Communications Sales & Leasing, Inc.	667,148
14,840	Corporate Office Properties Trust	420,714
18,140	Corrections Corporation of America	251,602
14,090	DCT Industrial Trust, Inc.	684,069
22,450	Douglas Emmett, Inc.	822,343
54,850	Duke Realty Corporation	1,499,050
11,460	Education Realty Trust, Inc.	494,384
9,930	EPR Properties	781,888
14,400	Equity One, Inc.	440,784
18,280	First Industrial Realty Trust, Inc.	515,862
18,160	Healthcare Realty Trust, Inc.	618,530
15,450	Highwoods Properties, Inc.	805,254
25,630	Hospitality Properties Trust	761,724
7,040	Jones Lang LaSalle, Inc.	801,082
14,410	Kilroy Realty Corporation	999,333
13,000	Lamar Advertising Company	849,030
17,680	LaSalle Hotel Properties	422,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.5%)	Value
Real Estate (11.4%) - continued
22,910	Liberty Property Trust	$924,418
7,280	Life Storage, Inc.	647,483
14,040	Mack-Cali Realty Corporation	382,169
46,170	Medical Properties Trust, Inc.	681,931
11,810	Mid-America Apartment Communities, Inc.	1,110,022
23,000	National Retail Properties, Inc.	1,169,550
30,290	Omega Healthcare Investors, Inc.	1,073,780
8,380	Post Properties, Inc.	554,169
6,337	Potlatch Corporation	246,446
19,242	Rayonier, Inc. REIT	510,683
16,330	Regency Centers Corporation	1,265,412
37,180	Senior Housing Property Trust	844,358
15,010	Tanger Factory Outlet Centers, Inc.	584,790
9,470	Taubman Centers, Inc.	704,663
14,280	Urban Edge Properties	401,839
28,850	Washington Prime Group, Inc.	357,163
18,390	Weingarten Realty Investors	716,842

	Total	28,167,030

Telecommunications Services (0.2%)
14,685	Telephone & Data Systems, Inc.	399,138

	Total	399,138

Utilities (5.3%)
27,772	Aqua America, Inc.	846,491
16,250	Atmos Energy Corporation	1,210,137
8,180	Black Hills Corporation	500,780
32,083	Great Plains Energy, Inc.	875,545
16,950	Hawaiian Electric Industries, Inc.	505,958
7,870	IDACORP, Inc.	616,064
30,535	MDU Resources Group, Inc.	776,810
13,300	National Fuel Gas Company	719,131
13,500	New Jersey Resources Corporation	443,610
7,510	NorthWestern Corporation	432,050
31,190	OGE Energy Corporation	986,228
8,150	ONE Gas, Inc.	503,996
12,445	PNM Resources, Inc.	407,200
7,440	Southwest Gas Corporation	519,758
13,480	Talen Energy Corporation[a]	186,698
27,090	UGI Corporation	1,225,552
12,970	Vectren Corporation	651,094
22,210	Westar Energy, Inc.	1,260,417
7,960	WGL Holdings, Inc.	499,092

	Total	13,166,611

	Total Common Stock (cost $198,538,109)	237,441,067

Shares	Collateral Held for Securities Loaned (2.9%)	Value
7,235,938	Thrivent Cash Management Trust	7,235,938

	Total Collateral Held for Securities Loaned (cost $7,235,938)	7,235,938

Shares or Principal Amount	Short-Term Investments (3.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.295%, 10/7/2016[d]	399,992
400,000	0.290%, 10/26/2016	399,952
1,200,000	0.291%, 11/2/2016[d]	1,199,780
100,000	0.325%, 11/14/2016[d]	99,974

Shares or Principal Amount	Short-Term Investments (3.5%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
641,483	0.750%	$6,414,835

	Total Short-Term Investments (cost $8,514,385)	8,514,533

	Total Investments (cost $214,288,432) 102.9%	$253,191,538

	Other Assets and Liabilities, Net (2.9%)	(7,253,173)

	Total Net Assets 100.0%	$245,938,365

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$6,816,596

Total lending	$6,816,596
Gross amount payable upon return of collateral for securities loaned	$7,235,938

Net amounts due to counterparty	$419,342

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,685,672
Gross unrealized depreciation	(9,782,566)

Net unrealized appreciation (depreciation)	$38,903,106

Cost for federal income tax purposes	$214,288,432

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Mid Cap Index Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	27,215,558	27,215,558	–	–
Consumer Staples	10,091,086	10,091,086	–	–
Energy	9,261,612	9,261,612	–	–
Financials	35,786,772	35,786,772	–	–
Health Care	19,376,850	19,376,850	–	–
Industrials	33,687,860	33,687,860	–	–
Information Technology	43,101,696	43,101,696	–	–
Materials	17,186,854	17,186,854	–	–
Real Estate	28,167,030	28,167,030	–	–
Telecommunications Services	399,138	399,138	–	–
Utilities	13,166,611	13,166,611	–	–
Short-Term Investments	2,099,698	–	2,099,698	–

Subtotal Investments in Securities	$239,540,765	$237,441,067	$2,099,698	$–

Other Investments*	Total
Short-Term Investments	6,414,835
Collateral Held for Securities Loaned	7,235,938

Subtotal Other Investments	$13,650,773

Total Investments at Value	$253,191,538

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	68,956	68,956	–	–

Total Asset Derivatives	$68,956	$68,956	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2016. Investments and/or cash totaling $599,948 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P Mid-Cap 400 Index	53	December 2016	$8,143,924	$8,212,880	$68,956
Total Futures Contracts					$68,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$5,872,212	$44,219,702	$42,855,976	7,235,938	$7,235,938	$43,026
Cash Management Trust-Short Term Investment	9,442,638	23,557,238	32,999,876	–	–	6,222
Core Short-Term Reserve Fund	–	37,697,829	31,282,994	641,483	6,414,835	19,798
Total Value and Income Earned	$15,314,850				$13,650,773	$69,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Australia (6.4%)
45,778	Altium, Ltd.	$324,212
24,438	APN Outdoor Group Pty, Ltd.	103,240
246,111	Aristocrat Leisure, Ltd.	2,994,418
747,600	Australia & New Zealand Banking Group, Ltd.	15,925,064
451,696	Bendigo and Adelaide Bank, Ltd.	3,746,286
76,200	BHP Billiton, Ltd.	1,319,976
375,989	BlueScope Steel, Ltd.	2,244,664
170,009	BWP Trust	419,378
432,634	Challenger, Ltd.	3,387,840
249,480	Charter Hall Group	980,930
35,470	Cochlear, Ltd.	3,844,704
73,240	Commonwealth Bank of Australia	4,084,104
14,567	Costa Group Holdings, Ltd.	33,485
1,546,752	Cromwell Property Group	1,114,996
889,067	CSR, Ltd.	2,478,817
284,100	FlexiGroup, Ltd.	507,256
1,320,697	Fortescue Metals Group, Ltd.	5,055,076
214,005	Genworth Mortgage Insurance Australia, Ltd.	442,382
417,193	Incitec Pivot, Ltd.	906,736
726,166	Investa Office Fund	2,548,598
72,550	IOOF Holdings, Ltd.[a]	483,699
128,094	JB Hi-Fi, Ltd.	2,851,027
19,408	JB Hi-Fi, Ltd., Rights[b,c]	42,797
60,163	Macquarie Group, Ltd.	3,804,982
1,636,325	Metcash, Ltd.[c]	2,630,921
284,450	Mineral Resources, Ltd.	2,425,361
130,687	Myer Holdings, Ltd.	117,268
46,100	National Australia Bank, Ltd.	990,966
1,805,236	Orora, Ltd.	4,378,206
567,067	OZ Minerals, Ltd.	2,651,739
106,179	Pact Group Holdings, Ltd.	516,253
49,400	Qantas Airways, Ltd.	118,650
59,987	Ramsay Health Care, Ltd.	3,650,141
220,496	Regis Resources, Ltd.	646,630
45,244	Rio Tinto, Ltd.	1,799,832
268,658	Sandfire Resources NL	1,046,821
12,965	Seven Group Holdings, Ltd.	85,760
183,272	Sigma Pharmaceuticals, Ltd.	199,339
436,253	Southern Cross Media Group, Ltd.	492,897
219,017	St Barbara, Ltd.[c]	531,228
553,733	Star Entertainment Group, Ltd.	2,568,230
40,566	Super Retial Group, Ltd.	318,047
26,032	Technology One, Ltd.	119,034
524,792	Telstra Corporation, Ltd.	2,092,409
464,222	Treasury Wine Estates, Ltd.	3,939,712
7,700	Wesfarmers, Ltd.	261,039
246,600	Western Areas, Ltd.[a,c]	550,194
710,400	Westpac Banking Corporation	16,163,161
96,620	Whitehaven Coal, Ltd.[c]	183,280

	Total	108,121,785

Austria (0.4%)
3,765	Lenzing AG	439,744
184,705	OMV AG	5,318,060
2,041	Porr AG	73,343
7,076	S IMMO AG	74,459
20,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	410,061
19,800	Voestalpine AG	684,509

	Total	7,000,176

Belgium (0.9%)
103,812	Agfa-Gevaert NVc	327,204
30,243	Anheuser-Busch InBev NV	3,977,212

Shares	Common Stock (87.1%)	Value
Belgium (0.9%) - continued
5,302	Barco NV	$416,029
5,259	Befimmo SA	317,664
21,951	bpost SA	595,256
1,020	Gimv NV	54,162
10,300	Groupe Bruxelles Lambert SA	914,263
6,039	Ion Beam Applications SA	307,318
18,188	Melexis NV	1,306,855
104,603	NV Bekaert SA	4,788,344
10,600	Proximus SA	317,111
17,040	SA D’Ieteren NV	794,700
18,669	Tessenderlo Chemie NVc	625,088
7,263	Warehouses De Pauw CVA	722,008

	Total	15,463,214

Bermuda (0.1%)
3,407	Brookfield Business Partners, LPa	89,593
3,159,000	G-Resources Group, Ltd.	58,350
4,902	HAL Trust	992,693

	Total	1,140,636

Brazil (1.6%)
424,000	Ambev SA	2,590,557
750,300	Banco Bradesco SA ADR	6,805,221
200,333	BRF SA	3,423,737
553,245	Lojas Renner SA	4,179,767
174,982	Multiplan Empreendimentos Imobiliarios SA	3,414,467
258,000	Ultrapar Participacoes SA ADR	5,647,620
86,490	Vale SA ADR[a]	475,695

	Total	26,537,064

Canada (3.3%)
12,652	AutoCanada, Inc.	213,607
37,826	Bank of Montreal	2,478,678
63,253	Baytex Energy Corporation[a,c]	268,546
128,134	Brookfield Asset Management, Inc.	4,505,371
92,746	Canadian National Railway Company	6,062,652
77,660	CGI Group, Inc.[c]	3,699,054
115,871	CI Financial Corporation[a]	2,223,006
71,845	Cominar Real Estate Investment Trust	835,668
70,097	Dollarama, Inc.	5,472,797
636	Dream Industrial Real Estate Investment Trust	3,806
31,028	Dream Office Real Estate Investment Trust	400,163
1,186	Finning International, Inc.	22,058
48,985	Freehold Royalties, Ltd.[a]	472,320
4,348	George Weston, Ltd.	362,701
122,054	H&R Real Estate Investment Trust	2,086,719
30,088	IGM Financial, Inc.	812,315
795,871	Kinross Gold Corporation[c]	3,354,676
39,228	Mercer International, Inc.	332,261
47,471	National Bank of Canada	1,683,258
11,262	NuVista Energy, Ltd.[c]	58,029
47,834	Premium Brands Holdings Corporation	2,253,242
87,799	Restaurant Brands International, Inc.	3,914,967
132,400	Seven Generations Energy, Ltd.[c]	3,187,006
151,599	Teck Resources, Ltd.[a]	2,732,815
70,174	Toronto-Dominion Bank	3,115,160
97,909	Transcanada Corporation[a]	4,650,108
393,423	Yamana Gold, Inc.	1,694,302

	Total	56,895,285

Cayman Islands (0.2%)
2,817,180	WH Group, Ltd.[d]	2,276,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Cayman Islands (0.2%) - continued
1,062,000	Xinyi Glass Holdings Company, Ltd.	$965,535

	Total	3,242,501

Chile (0.2%)
139,315	Banco Santander Chile SA ADR	2,882,427

	Total	2,882,427

China (0.3%)
4,954,073	Lenovo Group, Ltd.	3,306,579
2,578,000	PetroChina Company, Ltd.	1,708,848

	Total	5,015,427

Denmark (1.6%)
5,909	Aktieselskabet Schouw & Company	385,048
26,425	DFDS AS	1,338,977
30,700	DSV AS	1,531,782
29,468	GN Store Nord AS	635,456
16,330	NKT Holding AS	1,053,959
203,986	Novo Nordisk AS	8,501,875
31,747	Pandora AS	3,845,187
462	Rockwool International AS	83,240
99,082	Royal Unibrew AS	4,902,192
5,459	Spar Nord Bank AS	52,767
13,648	Sydbank AS	416,080
57,233	Vestas Wind Systems AS	4,727,650

	Total	27,474,213

Faroe Islands (0.1%)
57,453	Bakkafrost PF	2,403,516

	Total	2,403,516

Finland (1.0%)
1,687	Cargotec Oyj	77,422
20,373	Cramo Oyj	524,601
89,200	Elisa Oyj	3,287,330
53,500	Fortum Oyj	864,561
70,132	KONE Oyj	3,560,411
17,500	Orion Oyj	689,918
110,967	Outokumpu Oyj[c]	761,863
31,747	Ramirent Oyj	256,007
113,266	Sponda Oyj	582,737
18,141	Tieto Oyj	572,656
257,688	UPM-Kymmene Oyj	5,441,001
3,177	Valmet Oyj	47,803

	Total	16,666,310

France (5.0%)
300	Air Liquide SA	32,171
5,227	Alten SA	365,646
11,793	Assystem	347,223
360,835	AXA SA	7,672,178
42,123	Bollore SA	146,640
44,161	Cap Gemini SA	4,329,720
10,099	Christian Dior SE	1,811,233
51,188	Eiffage SA	3,978,072
12,116	Elior Participations SCA[d]	277,422
2,416	Euler Hermes Group	205,411
4,402	Eurofins Scientific SE	1,999,739
214,636	Eutelsat Communications	4,442,421
23,910	Faurecia	938,297
10,800	Fonciere des Regions SA	1,006,389
1,936	Guerbet	130,814
33,809	Havas SA	286,123
9,800	Imerys SA	707,830
22,621	Ipsos SA	738,920
18,727	Korian Medica SA	602,719

Shares	Common Stock (87.1%)	Value
France (5.0%) - continued
34,400	Legrand SA	$2,028,007
25,947	Neopost SA	701,418
44,994	Nexans SAc	2,581,375
29,234	Nexity SA	1,543,918
228,836	Orange SA	3,585,318
22,100	Peugeot SAc	337,486
146,100	Sanofi	11,125,709
81,999	SCOR SE	2,550,018
2,186	SEB SA	308,738
4,861	Tarkett SA	196,578
7,435	Teleperformance SA	793,104
43,146	Thales SA	3,972,943
352,672	Total SAa	16,773,373
64,815	UbiSoft Entertainment SAc	2,448,981
2,465	Vicat SA	159,254
86,084	Vinci SA	6,592,207

	Total	85,717,395

Germany (6.5%)
6,856	Aareal Bank AG	226,641
41,246	Adidas AG	7,173,726
63,500	Allianz SE	9,436,797
21,120	AURELIUS Equity Opportunities SE & Company KGaA	1,334,620
5,771	Aurubis AG	323,604
32,676	Bayer AG	3,281,677
4,746	Bechtle AG	549,479
3,619	Carl Zeiss Meditec AG	138,513
5,438	Cewe Stiftung & Company KGaA	489,197
19,520	Deutsche EuroShop AG	907,594
362,013	Deutsche Telekom AG	6,082,037
130,610	Deutsche Wohnen AG	4,752,674
13,961	DIC Asset AG	140,988
73,600	E.ON SE	523,114
99,599	Evonik Industries AG	3,371,876
203,633	Evotec AGc	1,149,817
35,100	Fraport AG Frankfurt Airport Services Worldwide	1,921,037
56,500	Freenet AG	1,653,688
83,599	Fresenius SE & Company KGaA	6,678,053
32,816	Gerresheimer AG	2,790,130
4,915	Grammer AG	298,184
24,777	Hannover Rueckversicherung SE	2,655,993
6,886	Homag Group AG	308,837
9,363	Indus Holding AG	533,712
31,512	Jenoptik AG	576,574
16,398	Jungheinrich AG	555,010
161,817	Kloeckner & Company SEc	1,971,985
10,537	Koenig & Bauer AGc	495,734
21,000	Merck KGaA	2,265,174
500	MTU Aero Engines AG	50,625
15,112	Nemetschek SE	926,802
56,031	Osram Licht AG	3,291,637
15,911	Pfeiffer Vacuum Technology AG	1,512,579
2,182	Salzgitter AG	71,537
107,068	SAP SE	9,791,674
160,947	Siemens AG	18,872,793
66,264	Software AG	2,808,390
20,314	Stada Arzneimittel AG	1,130,257
1,326	STRATEC Biomedical AG	76,561
95,965	Suedzucker AG	2,668,863
109,909	TAG Immobilien AG	1,600,874
15,132	Takkt AG	339,292
67,149	Talanx AG	2,049,064
766	Tipp24 SE	27,097
1,600	Volkswagen AG	231,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Germany (6.5%) - continued
70,607	Zalando SEd	$2,950,070

	Total	110,986,266

Hong Kong (2.9%)
1,403,800	AIA Group, Ltd.	9,440,196
138,000	Cathay Pacific Airways, Ltd.	192,915
284,000	Champion REIT	172,811
574,000	Cheung Kong Property Holdings, Ltd.	4,222,261
638,300	China Mobile, Ltd.	7,841,112
124,000	Dah Sing Financial Holdings, Ltd.	817,040
264,000	Giordano International, Ltd.	136,081
18,000	Great Eagle Holdings, Ltd.	80,960
222,000	Haitong International Securities Group, Ltd.	149,004
1,304,000	Hang Lung Group, Ltd.	4,986,571
180,000	Hang Lung Properties, Ltd.	408,301
104,533	Hong Kong Exchanges and Clearing, Ltd.	2,766,502
31,500	Hopewell Holdings, Ltd.	115,464
188,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	63,984
2,117,000	New World Development Company, Ltd.	2,776,008
4,738,647	PCCW, Ltd.	2,918,604
2,172,000	Shun Tak Holdings, Ltd.	704,223
1,434,500	SmarTone Telecommunications Holdings, Ltd.	2,376,333
105,000	Sunlight Real Estate Investment Trust	67,088
226,000	Swire Pacific, Ltd.	2,447,636
587,500	Swire Pacific, Ltd., Class B	1,147,228
347,700	Swire Properties, Ltd.	1,022,644
576,000	Texwinca Holdings, Ltd.	399,111
1,190,000	Truly International Holdings, Ltd.	486,621
438,000	Wharf Holdings, Ltd.	3,213,419

	Total	48,952,117

Hungary (0.2%)
146,000	Richter Gedeon Nyrt	2,967,096

	Total	2,967,096

India (2.4%)
16,568	Grasim Industries, Ltd.	1,204,377
8,000	Grasim Industries, Ltd. GDR	580,720
70,600	Hero Motocorp, Ltd.	3,627,342
277,000	Hindustan Unilever, Ltd.	3,613,971
424,741	Housing Development Finance Corporation	8,908,944
1,148,000	ICICI Bank, Ltd.	4,336,262
237,956	Infosys, Ltd.	3,700,748
1,742,313	ITC, Ltd.	6,322,608
66,621	Tata Consultancy Services, Ltd.	2,434,670
114,696	Ultra Tech Cement, Ltd.	6,641,640
4,570	Ultra Tech Cement, Ltd. GDR	264,368

	Total	41,635,650

Indonesia (0.7%)
14,912,100	Astra International Tbk PT	9,462,090
2,335,400	Indocement Tunggal Prakarsa Tbk PT	3,113,731

	Total	12,575,821

Ireland (0.5%)
90,758	CRH plc	3,013,726
41,889	DCC plc	3,805,871
452,465	Henderson Group plc	1,358,249

Shares	Common Stock (87.1%)	Value
Ireland (0.5%) - continued
58,463	Hibernia REIT plc	$89,974

	Total	8,267,820

Israel (0.1%)
35,237	Amot Investments, Ltd.	157,201
93,169	El Al Israel Airlines, Ltd.	85,740
125,152	Plus500, Ltd.	1,073,506
62,050	Shufersal, Ltd.	239,318

	Total	1,555,765

Italy (2.0%)
28,420	Ascopiave SPA	85,881
497,646	Assicurazioni Generali SPA	6,073,276
32,390	ASTM SPA	353,798
17,436	Banca IFIS SPA	393,018
165,706	Banca popolare dell’Emilia Romagna Societa	617,487
41,400	Banco Popolare Societa Cooperativa	97,628
625,426	Beni Stabili SPA	373,414
26,267	Biesse SPA	416,159
758	Brembo SPA	45,231
35,332	Buzzi Unicem SPA	724,479
38,669	De’Longhi	936,571
63,821	DiaSorin SPA	4,102,103
435,400	Enel SPA	1,940,467
39,700	EXOR SPA	1,607,517
248,641	Hera SPA	669,584
1,070	Industria Macchine Automatiche SPA	71,074
28,378	Interpump Group SPA	483,600
837,299	Intesa Sanpaolo SPA	1,858,902
146,900	Intesa Sanpaolo SPA-RSP	308,204
546,900	Iren SPA	940,429
1,443	Italmobiliare SPA	72,848
26,532	La Doria SPA	257,696
130,618	Prysmian SPA	3,420,314
211,248	Recordati SPA	6,789,488
1,853	Reply SPA	243,545
168,243	Societa Cattolica di Assicurazioni SCRL	941,256
47,984	Societa Iniziative Autostradali e Servizi SPA	458,623
158,200	Unione di Banche Italiane SPA	364,617

	Total	34,647,209

Japan (17.8%)
42,200	Adastria Holdings Company, Ltd.	969,540
45,800	Adeka Corporation	633,661
6,000	Aichi Steel Corporation	304,262
2,700	Alps Electric Company, Ltd.	65,172
7,800	Aoyama Trading Company, Ltd.	269,769
61,900	Asatsu-DK, Inc.	1,648,771
229,800	Ashikaga Holdings Company, Ltd.	823,270
3,700	Avex Group Holdings, Inc.	50,376
77,000	Bank of Kyoto, Ltd.	563,627
8,600	BML, Inc.	226,330
237,400	Bridgestone Corporation	8,746,714
3,000	C. Uyemura & Company, Ltd.	135,563
14,600	Canon Electronics, Inc.	231,901
75,400	Canon Marketing Japan, Inc.	1,403,367
23,400	Canon, Inc.	679,358
54,700	Capcom Company, Ltd.	1,345,782
17,300	Cawachi, Ltd.	419,170
64,000	Central Glass Company, Ltd.	252,049
6,800	Chiyoda Integre Company, Ltd.[c]	138,423
28,000	Chugoku Marine Paints, Ltd.	196,558
7,300	Cocokara Fine, Inc.	281,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Japan (17.8%) - continued
200,300	Daicel Corporation	$2,531,207
174,800	Daiichi Sankyo Company, Ltd.	4,200,167
77,400	Daiwa House Industry Company, Ltd.	2,124,218
65,400	DCM Holdings Company, Ltd.	562,018
24,200	Dena Company, Ltd.	879,930
228,000	Denki Kagaku Kogyo KK	987,434
50,500	Denso Corporation	2,015,179
69,700	DIC Corporation	2,157,660
3,900	DISCO Corporation	461,900
11,500	Doshisha Company, Ltd.	241,508
40,100	Doutor Nichires Holdings Company, Ltd.	736,840
124,608	DOWA Holdings Company, Ltd.	873,591
106,800	DTS Corporation	2,378,305
39,400	DUSKIN Company, Ltd.	734,427
27,600	EDION Corporation	231,199
17,000	Eisai Company, Ltd.	1,063,240
72,100	Electric Power Development Company, Ltd.	1,732,874
10,100	EPS Holdings, Inc.	138,745
41,800	Fancl Corporation	711,567
31,910	Fields Corporation	400,141
44,100	Foster Electric Company, Ltd.	810,430
10	Frontier Real Estate Investment Corporation	49,975
179,700	Fuji Heavy Industries, Ltd.	6,742,253
8,400	Fuji Machine Manufacturing Company, Ltd.	97,185
14,800	Fuji Soft, Inc.	414,879
11,000	Fujibo Holdings, Inc.	317,506
10,100	Fujicco Company, Ltd.	232,435
88,300	FUJIFILM Holdings NPV	3,270,887
173,000	Fujikura, Ltd.	944,855
395,000	Fukuoka Financial Group, Inc.	1,641,755
7,300	Futaba Corporation	119,140
7,800	Fuyo General Lease Company, Ltd.	387,890
19,200	Geo Holdings Corporation	248,448
238,700	Gree, Inc.	1,341,973
299	Hankyu REIT, Inc.	406,291
60,667	Hanwa Company, Ltd.	368,340
247,900	Haseko Corporation	2,384,484
61,100	Heiwa Corporation	1,360,121
27,100	Heiwa Real Estate Company, Ltd.	390,698
680	Heiwa Real Estate REIT, Inc.	558,536
4,900	HEIWADO Company, Ltd.	95,699
892,019	Hiroshima Bank, Ltd.	3,700,084
29,700	Hitachi Capital Corporation	631,479
40,600	Hitachi Transport System, Ltd.	811,267
538,000	Hitachi, Ltd.	2,521,384
32,700	Hokuhoku Financial Group, Inc.	439,998
527,500	Honda Motor Company, Ltd.	15,223,809
55,400	Hosiden Corporation	401,713
31,869	IBJ Leasing Company, Ltd.	642,165
924	Ichigo Real Estate Investment Corporation	678,986
153,900	Iida Group Holdings Company, Ltd.	3,096,887
20,500	INES Corporation	234,708
199,100	ITOCHU Corporation	2,506,583
51,100	Iyo Bank, Ltd.	309,440
16,957	JAFCO Company, Ltd.	498,157
94,900	Japan Airlines Company, Ltd.	2,789,631
13,000	Japan Digital Laboratory Company, Ltd.	190,676
404	Japan Excellent, Inc.	582,004
68	Japan Real Estate Investment Corporation	406,634

Shares	Common Stock (87.1%)	Value
Japan (17.8%) - continued
41,800	Japan Securities Finance Company, Ltd.	$180,957
5,400	J-Oil Mills, Inc.	192,127
156,000	JTEKT Corporation	2,343,120
1,136,300	JX Holdings, Inc.	4,599,244
47,100	Kabu.com Securities Company, Ltd.	158,576
11,800	Kadokawa Dwango Corporation	171,918
31,000	Kamigumi Company, Ltd.	270,443
42,000	Kandenko Company, Ltd.	387,458
68,800	Kao Corporation	3,889,816
233,200	KDDI Corporation	7,225,005
55,000	Keihin Corporation	872,106
396	Kenedix Office Investment Corporation	2,434,542
48	Kenedix Residential Investment Corporation	136,318
138,300	Kinden Corporation	1,594,396
35,100	Kissei Pharmaceutical Company, Ltd.	938,501
104,000	KITZ Corporation	575,612
25,710	Koei Tecmo Holdings Company, Ltd.	509,729
39,100	Kohnan Shoji Company, Ltd.	760,453
101,200	Kokuyo Company, Ltd.	1,470,623
24,800	KOMERI Company, Ltd.	603,498
118,000	K’s Holdings Corporation[a]	1,950,385
44,000	Kurabo Industries, Ltd.	83,563
182,600	Kuraray Company, Ltd.	2,708,872
68,300	Kyocera Corporation	3,282,039
2,900	Lintec Corporation	58,073
10,800	Macnica Fuji Electronics Holdings, Inc.	123,708
57,000	Maeda Road Construction Company, Ltd.	1,019,058
347,000	Makino Milling Machine Company, Ltd.	2,139,775
7,000	Mandom Corporation	320,431
105,800	Marubeni Corporation	543,505
14,000	Maruwa Company, Ltd.	529,107
198,700	Marvelous, Inc.	1,551,256
15,900	Matsui Securities Company, Ltd.	130,061
62,300	Matsumotokiyoshi Holdings Company, Ltd.	3,219,065
6,600	Micronics Japan Company, Ltd.	88,565
3,100	Mimasu Semiconductor Industry Company, Ltd.	36,779
58,700	MIRAIT Holdings Corporation	500,182
145,200	Mitsubishi Chemical Holdings Corporation	910,317
152,000	Mitsubishi Electric Corporation	1,948,140
251,000	Mitsubishi Heavy Industries, Ltd.	1,049,960
37,100	Mitsubishi Materials Corporation	1,014,773
944,700	Mitsubishi UFJ Financial Group, Inc.	4,785,932
397,300	Mitsui & Company, Ltd.	5,506,137
993,000	Mitsui Engineering & Shipbuilding Company, Ltd.	1,396,551
4,270,100	Mizuho Financial Group, Inc.	7,196,991
6,100	Mochida Pharmaceutical Company, Ltd.	478,409
1,349	Mori Trust Sogo REIT, Inc.	2,369,075
67,400	Morinaga and Company, Ltd.	3,249,930
135,463	MS and AD Insurance Group Holdings, Inc.	3,775,518
21,900	Namura Shipbuilding Company, Ltd.	148,182
22,900	NEC Networks & System Integration Corporation	390,079
138,500	Net One Systems Company, Ltd.	965,337
16,200	Nifco, Inc.	860,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Japan (17.8%) - continued
18,000	Nikkon Holdings Company, Ltd.	$391,899
449,000	Nippon Electric Glass Company, Ltd.	2,324,887
34,500	Nippon Flour Mills Company, Ltd.	530,330
30,600	Nippon Shokubai Company, Ltd.	1,911,691
463,100	Nippon Suisan Kaisha, Ltd.	1,991,890
45,000	Nippon Telegraph & Telephone Corporation	2,058,120
44,000	Nippon Thompson Company, Ltd.	163,226
154,640	Nippon Yusen Kabushiki Kaisha	289,538
193,200	Nipro Corporation	2,457,110
700,000	Nishi-Nippon City Bank, Ltd.	1,483,628
307,005	Nissan Motor Company, Ltd.	3,011,374
119,000	Nisshin OilliO Group, Ltd.	553,407
32,400	Nisshinbo Holdings, Inc.	321,422
2,000	Nittetsu Mining Company, Ltd.	77,746
32,000	Nitto Denko Corporation	2,078,266
30,217	Nitto Kogyo Corporation	396,662
32,200	Nomura Real Estate Holdings, Inc.	544,288
33,900	Noritz Corporation	699,713
89,300	North Pacific Bank, Ltd.	316,753
34,300	NSD Company, Ltd.	551,186
93,600	NTT DOCOMO, Inc.	2,377,722
252,700	Obayashi Corporation	2,506,476
103,899	Oita Bank, Ltd.[a]	378,087
61,600	Okamura Corporation	596,925
11,550	Okinawa Electric Power Company, Inc.	260,444
279,000	Okuma Corporation	2,139,754
42,200	Oracle Corporation Japan	2,384,205
1,746,000	Osaka Gas Company, Ltd.	7,323,107
6,300	OSG Corporation	125,609
161,600	Otsuka Holdings Company, Ltd.	7,366,159
40,900	Paltac Corporation	958,417
29,300	Paramount Bed Holdings Company, Ltd.	1,107,678
20,100	Plenus Company, Ltd.	367,533
307	Premier Investment Corporation	406,911
70,000	Rengo Company, Ltd.	429,837
20,800	Round One Corporation	141,072
17,000	Ryobi, Ltd.	75,609
2,500	Saizeriya Company, Ltd.	56,898
8,100	San-in Godo Bank, Ltd.	55,347
97,000	Sanyo Shokai, Ltd.	160,672
156,900	Seino Holdings Company, Ltd.	1,650,067
1,300	Sekisui Chemical Company, Ltd.	18,697
878	Sekisui House SI Investment Corporation	1,001,175
175,400	Sekisui House, Ltd.	2,988,233
19,100	SENKO Company, Ltd.	133,077
54,900	Shimachu Company, Ltd.	1,367,712
64,000	Shindengen Electric Manufacturing Company, Ltd.	252,977
86,000	ShinMaywa Industries, Ltd.	569,844
163,700	SKY Perfect JSAT Holdings, Inc.	804,766
74,800	Sumco Corporation	615,471
286,340	Sumitomo Corporation[a]	3,205,474
30,400	Sumitomo Electric Industries, Ltd.	429,756
6,800	Sumitomo Forestry Company, Ltd.	91,009
568,000	Sumitomo Heavy Industries, Ltd.	2,806,476
77,000	Sumitomo Metal Mining Company, Ltd.	1,063,504
89,800	Sumitomo Mitsui Financial Group, Inc.	3,033,409
114,500	Tadano, Ltd.	1,126,987
17,000	Taihei Dengyo Kaisha, Ltd.	170,717
21,200	Tamron Company, Ltd.	343,416
127,100	TIS, Inc.	3,299,273
85,600	Toagosei Company, Ltd.	930,374

Shares	Common Stock (87.1%)	Value
Japan (17.8%) - continued
51,000	Toho Gas Company, Ltd.	$477,574
72,300	Toho Holdings Company, Ltd.[a]	1,534,170
156,600	Tohoku Electric Power Company, Inc.	2,042,214
14,800	Tokai Rika Company, Ltd.	289,789
42,100	Tokyo Electron, Ltd.	3,720,965
124,000	Tokyo Gas Company, Ltd.	551,678
109,000	Tokyotokeiba Company, Ltd.	217,047
868	Tokyu REIT, Inc.	1,166,441
59,300	Toppan Forms Company, Ltd.	623,161
35,000	Tosei Corporation	263,375
154,000	Toshiba Machine Company, Ltd.	528,893
149,000	Tosoh Corporation	918,378
19,000	TOTO, Ltd.[a]	718,335
27,700	Toyota Industries Corporation	1,285,740
146,800	Toyota Motor Corporation	8,515,346
97,000	Tsubakimoto Chain Company	751,688
22,700	Tsumura & Company	646,223
131,000	Ube Industries, Ltd.	250,536
98,200	Valor Company, Ltd.	2,769,709
30,000	Wacoal Holdings Corporation	338,636
10,100	Warabeya Nichiyo Holdings Company, Ltd.	211,735
66,000	West Japan Railway Company	4,094,259
12,500	Xebio Holdings Company, Ltd.	187,225
451,100	Yamada Denki Company, Ltd.	2,237,492
76,900	Yamato Kogyo Company, Ltd.	2,276,000
25,900	Yodogawa Steel Works, Ltd.	695,488
93,100	Yokogawa Electric Corporation	1,240,262
43,500	Yokohama Rubber Company, Ltd.	696,317
14,800	Yorozu Corporation[c]	217,395
10,500	Zenkoku Hosho Company, Ltd.	435,612

	Total	303,216,986

Jersey (0.4%)
457,743	Petra Diamonds, Ltd.	768,284
9,828	Phoenix Group Holdings	111,888
239,336	WPP plc	5,625,712

	Total	6,505,884

Luxembourg (0.8%)
60,145	APERAM	2,711,655
12,458	Millicom International Cellular SA	645,466
104,898	Oriflame Holdings AGc	3,842,019
255,798	Subsea 7 SAc	2,760,284
123,000	Tenaris SA ADR[a]	3,493,200
45,290	Ternium SA ADR	889,043

	Total	14,341,667

Malaysia (0.3%)
1,105,822	CIMB Group Holdings Berhad	1,261,998
667,400	Public Bank Berhad	3,198,614

	Total	4,460,612

Mexico (1.1%)
83,000	Fomento Economico Mexicano SAB de CV ADR	7,639,320
24,500	Grupo Aeroportuario del Sureste SAB de CV ADR	3,587,290
1,336,594	Grupo Financiero Banorte SAB de CV ADR	7,016,692
259,000	Organizacion Soriana SAB de CVc	637,156

	Total	18,880,458

Netherlands (2.2%)
737,830	Aegon NV	2,814,410
18,000	Akzo Nobel NV	1,217,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Netherlands (2.2%) - continued
24,440	ASM International NV	$999,048
79,589	BE Semiconductor Industries NV	2,715,233
38,325	Corbion NV	1,031,630
5,217	Euronext NVd	222,605
46,950	Ferrari NV	2,435,297
214,500	Koninklijke Ahold Delhaize NV	4,885,470
92,393	Koninklijke Boskalis Westminster NV	3,288,354
1,303	Koninklijke DSM NV	87,999
62,873	Koninklijke Vopak NV	3,297,517
76,081	NN Group NV	2,335,731
33,138	NSI NV	136,928
41,900	Randstad Holding NV	1,905,306
5,537	TKH Group NV	216,166
181,237	Unilever NV	8,350,219
11,368	Vastned Retail NV	459,731
37,458	Wolters Kluwer NV	1,601,383

	Total	38,000,552

New Zealand (0.1%)
181,374	Trade Me Group, Ltd.	743,313

	Total	743,313

Norway (1.2%)
52,919	Austevoll Seafood ASA	446,038
74,925	Avance Gas Holdings, Ltd.[a,d]	180,529
36,875	Borregaard ASA	331,492
113,382	BW LPG, Ltd.[d]	324,669
50,763	DnB ASA	667,368
5,680	Leroy Seafood Group ASA	287,527
166,353	Marine Harvest ASA	2,984,054
1,393,096	Norsk Hydro ASA	6,023,422
32,405	Ocean Yield ASA	267,255
180,781	Orkla ASA	1,872,033
60,995	SalMar ASA	1,864,753
30,748	SpareBank 1 SMN	214,420
31,696	Statoil ASA	532,122
215,515	Telenor ASA	3,705,974
36,292	Yara International ASA	1,209,359

	Total	20,911,015

Philippines (0.6%)
7,576,500	Ayala Land, Inc.	6,166,600
1,997,270	Bank of the Philippine Islands	4,324,432

	Total	10,491,032

Poland (0.2%)
105,348	Bank Pekao SA	3,410,890

	Total	3,410,890

Portugal (0.8%)
144,423	Altri SGPS SA	504,724
6,184,256	Banco Espirito Santo SAb,c	695
52,631	CTT-Correios de Portugal SA	354,307
850,200	Electricidade de Portugal SA	2,853,293
244,119	Galp Energia SGPS SA	3,335,146
358,591	Jeronimo Martins SGPS SA	6,214,990

	Total	13,263,155

Russia (0.6%)
112,500	Lukoil ADR	5,485,826
31,597	Magnit PJSC	5,230,901

	Total	10,716,727

Singapore (0.9%)
180,900	Mapletree Greater China Commercial Trust[c]	146,126

Shares	Common Stock (87.1%)	Value
Singapore (0.9%) - continued
137,300	Oversea-Chinese Banking Corporation, Ltd.	$875,035
1,937,100	Sheng Siong Group, Ltd.	1,507,361
460,800	StarHub, Ltd.	1,163,542
190,500	United Engineers, Ltd.	345,788
647,400	United Overseas Bank, Ltd.[a]	8,981,891
331,100	Venture Corporation, Ltd.	2,191,866
114,700	Wing Tai Holdings, Ltd.	142,353
702,500	Yanlord Land Group, Ltd.	722,583

	Total	16,076,545

South Africa (0.5%)
53,900	Investec plc	328,560
290,584	Massmart Holdings, Ltd.	2,513,771
304,479	MTN Group, Ltd.	2,610,251
680,885	Truworths International, Ltd.	3,528,866

	Total	8,981,448

South Korea (0.3%)
283	Amorepacific Corporation	54,663
1,353	AMOREPACIFIC Group	204,420
10,619	E-Mart Company, Ltd.	1,523,644
3,227	NAVER Corporation	2,597,939

	Total	4,380,666

Spain (1.2%)
24,100	Abertis Infraestructuras SA	375,466
25,759	Aena SAd	3,802,303
86,700	Banco Bilbao Vizcaya Argentaria SA	524,586
186,600	CaixaBank SA	471,543
19,223	CIE Automotive SA	378,477
654	Construcciones y Auxiliar de Ferrocarriles SA	262,866
228,800	Distribuidora Internacional de Alimentacion SA	1,416,841
74,104	Ebro Foods SA	1,723,695
31,027	Faes Farma SA	119,711
34,725	Gamesa Corporacion Tecnologia SA	832,009
1,141,265	Iberdrola SA	7,759,962
42,437	Lar Espana Real Estate SOCIMI SA	305,354
8,997	Let’s GOWEX SAb,c	1
21,121	Papeles y Cartones de Europa SA	113,640
178,912	Prosegur Compania de Seguridad SA	1,248,948
37,500	Zardoya Otis SA	360,801

	Total	19,696,203

Sweden (1.5%)
115,700	Alfa Laval AB	1,813,931
109,200	Axfood AB	1,927,818
3,289	Bilia AB	81,088
3,172	Bure Equity AB	37,269
82,844	Dios Fastigheter AB	625,419
24,382	Fabege AB	444,527
28,913	Fingerprint Cards ABc	339,208
87,723	Granges AB	894,888
32,400	Indutrade AB	695,748
47,537	Inwido AB	642,864
115,116	Klovern AB, Class B	143,215
45,770	Kungsleden AB	334,749
43,055	Loomis AB	1,328,682
32,773	NCC AB	858,826
6,711	NetEnt AB	61,460
959,300	Nordea Bank AB	9,526,305
10,215	Peab AB	88,112
21,987	SAAB AB	782,812
57,700	Securitas AB	966,302

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
Sweden (1.5%) - continued
60,300	Svenska Handelsbanken AB	$828,888
278,800	Telefonaktiebolaget LM Ericsson	2,013,015
3,637	Vitrolife AB	230,734
44,161	Wihlborgs Fastigheter AB	939,822

	Total	25,605,682

Switzerland (6.1%)
482,949	ABB, Ltd.	10,884,692
32,934	Actelion, Ltd.	5,715,170
8,085	Adecco SA	455,717
9,398	Ascom Holding AG	169,309
514	Autoneum Holding AG	144,621
1,926	Bobst Group SA	107,551
18,246	Cembra Money Bank AGc	1,431,335
2,652	Daetwyler Holding AG	382,172
2,691	dorma+kaba Holding AG	1,995,080
719	Emmi AG	493,042
1,148	Forbo Holding AG	1,544,408
6,315	Georg Fischer AG	5,536,321
200	Givaudan SA	407,744
1,541,091	Glencore Xstrata plc[c]	4,219,753
3,400	Helvetia Holding AG	1,715,099
455	Implenia AG	32,173
3,493	Kardex AG	336,227
1,805	Komax Holding AG	442,298
1,400	LafargeHolcim, Ltd.	75,831
44,432	Logitech International SA	997,327
32,979	Lonza Group AG	6,312,146
4,260	Mobimo Holding AG	1,085,404
267,828	Nestle SA	21,148,791
49,607	Novartis AG	3,915,001
7,383	Partners Group Holding AG	3,730,155
2,739	Rieter Holding AG	555,674
7,200	Roche Holding AG-BR	1,785,841
67,912	Roche Holding AG-Genusschein	16,876,037
470	Schweiter Technologies AG	544,261
1,509	SGS SA	3,381,330
4,900	Swiss Prime Site AGc	430,315
3,000	Swisscom AG	1,427,009
7,114	Tecan Group AG	1,249,988
5,994	Temenos Group AGc	377,976
777	U-Blox AG	168,186
4,207	Valiant Holding AG	387,056
7,306	Valora Holding AG	2,081,986
7,652	Zehnder Group AGc	340,319
3,600	Zurich Insurance Group AGc	928,419

	Total	103,811,764

Taiwan (0.7%)
662,300	Taiwan Mobile Company, Ltd.	2,381,307
1,693,951	Taiwan Semiconductor Manufacturing Company, Ltd.	9,957,287

	Total	12,338,594

Thailand (0.7%)
427,750	Siam Cement pcl	6,410,060
1,313,500	Siam Commercial Bank pcl	5,636,936

	Total	12,046,996

Turkey (0.7%)
1,427,982	Akbank TAS	3,825,467
216,340	BIM Birlesik Magazalar AS	3,608,748
1,370,000	Turkiye Garanti Bankasi AS	3,630,249

	Total	11,064,464

Shares	Common Stock (87.1%)	Value
United Kingdom (11.8%)
438,778	3i Group plc	$3,699,498
84,880	Abcam plc	923,661
107,849	Amec Foster Wheeler plc	800,016
68,363	Ashmore Group plc	312,883
13,283	ASOS plc[c]	835,871
349,554	Auto Trader Group plc[d]	1,837,586
66,600	Babcock International Group plc	891,636
33,950	BAE Systems plc	230,630
237,700	Barratt Developments plc	1,521,755
350,257	Beazley plc	1,754,416
77,139	Bellway plc	2,365,527
92,939	Berendsen plc	1,494,175
22,000	BHP Billiton plc	330,847
107,000	BHP Billiton plc	1,612,450
4,921	Big Yellow Group plc	49,642
27,830	Bodycote plc	212,037
96,040	Bovis Homes Group plc	1,088,908
203,832	British American Tobacco plc	12,999,532
271,800	British Land Company plc	2,226,283
63,637	Bunzl plc	1,876,545
293,200	Capital Shopping Centres Group plc	1,124,096
68,580	Cineworld Group plc	515,230
41,900	Close Brothers Group plc	743,144
802,500	Cobham plc	1,745,831
303,832	Compass Group plc	5,884,176
127,800	Countrywide plc	359,206
66,636	Crest Nicholson Holdings plc	389,643
33,500	Croda International plc	1,511,653
59,572	CYBG plc[c]	205,047
231,032	Diageo plc	6,617,546
149,046	Direct Line Insurance Group plc	704,050
835,310	Domino’s Pizza Group plc	4,043,913
173,965	DS Smith plc	865,614
5,959	Dunelm Group plc	65,806
9,030	Electrocomponents plc	39,736
2,528	EMIS Group plc	30,784
42,333	Galliford Try plc	726,720
91,134	GKN plc	378,160
158,742	GlaxoSmithKline plc	3,380,955
3,686	Go-Ahead Group plc	97,107
4,601	Greggs plc	60,459
62,643	Halma plc	850,491
117,300	Hammerson plc	892,737
214,800	Hays plc	361,536
34,174	Hiscox, Ltd.	461,137
27,971	Hostelworld Group plc[d]	67,915
190,428	Howden Joinery Group plc	1,066,871
2,139,490	HSBC Holdings plc	16,081,962
148,016	IG Group Holdings plc	1,670,145
189,781	Imperial Brands plc	9,768,094
65,634	Inchcape plc	560,037
580,678	Indivior plc	2,309,250
220,490	Informa plc	2,034,206
216,144	Intermediate Capital Group plc	1,650,394
86,600	Interserve plc	414,721
60,775	Intertek Group plc	2,743,603
2,640	J D Wetherspoon plc	32,182
64,004	JD Sports Fashion plc	1,223,711
349,134	John Wood Group plc	3,436,647
101,246	Jupiter Fund Management plc	558,196
28,800	KCOM Group plc	43,274
87,100	Kingfisher plc	424,964
74,863	Ladbrokes plc	135,755
115,100	Legal & General Group plc	326,194
829,343	LondonMetric Property plc	1,717,756
662,000	Marks and Spencer Group plc	2,840,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (87.1%)	Value
United Kingdom (11.8%) - continued
138,200	Meggitt plc	$806,628
113,129	Micro Focus International plc	3,220,128
631,030	Mitie Group plc	1,569,923
52,279	Moneysupermarket.com Group plc	203,311
89,571	National Express Group plc	399,910
6,700	Next plc	414,721
216,500	Old Mutual plc	567,493
68,107	OneSavings Bank plc	223,957
275,874	Paragon Group of Companies plc	1,118,732
71,200	Persimmon plc	1,674,087
479,335	QinetiQ Group plc	1,468,560
67,755	Reckitt Benckiser Group plc	6,378,753
197,748	RELX plc	3,749,971
235,200	Restaurant Group plc	1,171,727
96,600	Rio Tinto plc	3,210,602
545,502	Rotork plc	1,491,598
82,018	Royal Dutch Shell plc	2,046,743
19,571	Royal Dutch Shell plc, Class A	486,883
602,424	Royal Dutch Shell plc, Class B	15,618,176
134,400	RPC Group plc	1,670,160
42,811	SABMiller plc	2,496,940
41,959	Saga plc	115,753
86,300	Savills plc	800,602
34,371	Schroders plc	1,200,274
186,000	Sky plc	2,155,749
150,700	Smiths Group plc	2,860,630
9,031	Spectris plc	229,957
39,510	Spirax-Sarco Engineering plc	2,303,006
71,736	SSE plc	1,456,643
591,000	Stagecoach Group plc	1,615,595
362,895	Standard Chartered plc[c]	2,953,136
15,742	Stobart Group, Ltd.	34,023
119,414	Synthomer plc	571,439
155,894	Tate & Lyle plc	1,513,216
531,430	Taylor Wimpey plc	1,059,973
204,546	Tritax Big Box REIT plc	367,459
18,595	Tritax Big Box REIT plc, Rights[b]	1,591
93,571	Tullett Prebon plc	404,595
101,399	Unilever plc	4,798,184
11,118	UNITE Group plc	91,371
36,287	Virgin Money Holdings (UK) plc	146,367
1,031,313	Vodafone Group plc	2,957,713
29,731	WH Smith plc	593,111
1,192,595	William Hill plc	4,704,764
22,969	WS Atkins plc	472,314

	Total	201,621,065

United States (0.2%)
41,700	Yum! Brands, Inc.	3,786,777

	Total	3,786,777

	Total Common Stock (cost $1,412,623,408)	1,484,500,188

Principal Amount	Long-Term Fixed Income (9.7%)
Angola (0.1%)
	Angola Goverment International Bond
$910,000	9.500%, 11/12/2025	904,504

	Total	904,504

Argentina (0.4%)
	Argentina Government International Bond
750,000	6.875%, 4/22/2021[d]	816,375
1,220,000	7.500%, 4/22/2026[d]	1,376,160

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Argentina (0.4%) - continued
$230,000	6.625%, 7/6/2028[d]	$243,110
949,512	7.820%, 12/31/2033[e]	1,179,170
350,509	8.280%, 12/31/2033	391,694
218,718	8.280%, 12/31/2033	250,979
1,612,000	0.000%, 12/15/2035[e,f]	188,690
920,000	7.125%, 7/6/2036[d]	974,280
360,000	2.500%, 12/31/2038[g]	255,960
	Cablevision SA
160,000	6.500%, 6/15/2021	166,800
150,000	6.500%, 6/15/2021[d]	156,375
	YPF SA
340,000	8.875%, 12/19/2018	376,550

	Total	6,376,143

Armenia (<0.1%)
	Armenia Government International Bond
260,000	6.000%, 9/30/2020	268,827
200,000	7.150%, 3/26/2025	212,540

	Total	481,367

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
420,000	4.750%, 3/13/2023	413,884

	Total	413,884

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038*,g	63,784

	Total	63,784

Bermuda (0.1%)
	Digicel Group, Ltd.
210,000	8.250%, 9/30/2020[d]	182,438
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[d]	679,525
	TiVo Corporation
320,000	6.000%, 4/15/2021	282,688

	Total	1,144,651

Brazil (0.3%)
	Banco do Brasil SA/Cayman
400,000	9.000%, 6/18/2049[h]	344,000
840,000	6.250%, 10/15/2049[h]	585,900
	Brazil Government International Bond
706,000	6.000%, 8/15/2050[i]	668,739
230,000	2.625%, 1/5/2023	212,750
340,000	4.250%, 1/7/2025	339,150
200,000	5.000%, 1/27/2045	181,500
	Brazil Loan Trust 1
503,795	5.477%, 7/24/2023	504,803
853,890	5.477%, 7/24/2023*	855,597
	Brazil Minas SPE via State of Minas Gerais
409,000	5.333%, 2/15/2028	402,865
930,000	5.333%, 2/15/2028*	916,050
	Brazil Notas do Tesouro Nacional Serie F
312,000	10.000%, 1/1/2017[i]	97,480
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,b,j	0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Brazil (0.3%) - continued
	Tupy SA
$450,000	6.625%, 7/17/2024[d]	$453,937

	Total	5,562,771

Bulgaria (0.2%)
	Bulgaria Government International Bond
180,000	4.250%, 7/9/2017[e]	208,682
600,000	1.875%, 3/21/2023[e]	705,773
100,000	2.950%, 9/3/2024[e]	125,057
300,000	2.625%, 3/26/2027[e]	361,726
520,000	3.000%, 3/21/2028[e]	638,932
880,000	3.125%, 3/26/2035[e]	1,027,897

	Total	3,068,067

Cameroon (<0.1%)
	Cameroon Government International Bond
200,000	9.500%, 11/19/2025	222,432

	Total	222,432

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	114,400
	Petrobras International Finance Company
510,000	5.750%, 1/20/2020	525,555
10,000	5.375%, 1/27/2021	9,890

	Total	649,845

Chile (0.2%)
	AES Gener SA
140,000	5.250%, 8/15/2021	148,505
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	532,860
260,000	4.125%, 10/7/2020[d]	277,087
	Chile Government International Bond
614,000	3.125%, 1/21/2026	651,608
150,000	3.625%, 10/30/2042	159,562
	GNL Quintero SA
710,000	4.634%, 7/31/2029[d]	745,500
	Itau CorpBanca
552,000	3.875%, 9/22/2019[d]	576,150
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	127,380
210,000	3.625%, 4/3/2023	204,750
448,000	4.375%, 1/28/2025*	451,360

	Total	3,874,762

Colombia (0.3%)
	Banco de Bogota SA
600,000	5.000%, 1/15/2017	604,495
	Colombia Government International Bond
1,240,000	2.625%, 3/15/2023	1,223,260
70,000	8.125%, 5/21/2024	92,575
360,000	4.500%, 1/28/2026	396,900
440,000	3.875%, 3/22/2026[e]	559,590
140,000	6.125%, 1/18/2041	169,050
1,290,000	5.625%, 2/26/2044	1,493,175
630,000	5.000%, 6/15/2045	681,975

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Colombia (0.3%) - continued
	Ecopetrol SA
$10,000	7.375%, 9/18/2043	$10,525

	Total	5,231,545

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	205,000
410,000	5.250%, 8/12/2018[d]	420,250
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	421,480
690,000	6.250%, 11/1/2023[d]	718,635
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	36,375
720,000	5.625%, 4/30/2043	658,800
400,000	7.000%, 4/4/2044	427,000
1,230,000	7.158%, 3/12/2045[d]	1,325,325

	Total	4,212,865

Croatia (<0.1%)
	Croatia Government International Bond
185,000	3.875%, 5/30/2022[e]	224,848
360,000	3.000%, 3/11/2025[e]	412,919

	Total	637,767

Czech Republic (<0.1%)
	Czech Republic Government International Bond
7,660,000	0.360%, 10/27/2016[f,k]	318,506

	Total	318,506

Dominican Republic (0.5%)
	Aeropuertos Dominicanos Siglo XXI SA
800,000	9.750%, 11/13/2019	838,400
	Dominican Republic Government International Bond
47,935	9.040%, 1/23/2018	50,212
8,100,000	15.000%, 4/5/2019[l]	195,864
3,600,000	16.000%, 7/10/2020[l]	92,553
813,000	7.500%, 5/6/2021	910,560
3,800,000	11.500%, 5/10/2024[l]	86,660
100,000	6.875%, 1/29/2026[d]	115,750
310,000	8.625%, 4/20/2027	379,750
2,700,000	18.500%, 2/4/2028[d,l]	88,101
5,100,000	11.375%, 7/6/2029[l]	111,464
612,000	7.450%, 4/30/2044	726,750
2,210,000	6.850%, 1/27/2045[d]	2,475,200
2,237,000	6.850%, 1/27/2045	2,505,440

	Total	8,576,704

Ecuador (0.1%)
	Ecuador Government International Bond
900,000	10.750%, 3/28/2022	918,000
990,000	7.950%, 6/20/2024	886,050
	EP PetroEcuador
315,790	6.487%, 9/24/2019[f]	307,105

	Total	2,111,155

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	106,750
220,000	7.750%, 1/24/2023	244,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
El Salvador (0.2%) - continued
$203,000	5.875%, 1/30/2025	$202,239
285,000	6.375%, 1/18/2027	286,425
130,000	8.250%, 4/10/2032	144,787
1,030,000	7.650%, 6/15/2035	1,077,638
319,000	7.625%, 2/1/2041	330,963

	Total	2,393,002

Gabon (0.1%)
	Gabon Government International Bond
930,000	6.375%, 12/12/2024	850,718

	Total	850,718

Ghana (<0.1%)
	Ghana Government International Bond
390,000	10.750%, 10/14/2030[d]	455,813

	Total	455,813

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[d]	332,800
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	954,125
760,000	4.500%, 5/3/2026[d]	794,200
210,000	4.500%, 5/3/2026	219,450
780,000	4.875%, 2/13/2028	842,400
380,000	4.875%, 2/13/2028[d]	410,400

	Total	3,553,375

Honduras (0.1%)
	Honduras Government International Bond
675,000	8.750%, 12/16/2020	774,562
1,010,000	8.750%, 12/16/2020*	1,158,975

	Total	1,933,537

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,621
	Wharf Finance, Ltd.
200,000	4.625%, 2/8/2017	201,970

	Total	402,591

Hungary (0.6%)
	Hungary Government International Bond
790,000	4.375%, 7/4/2017[e]	916,311
130,000	4.125%, 2/19/2018	134,389
1,840,000	5.750%, 6/11/2018[e]	2,265,569
60,000	4.000%, 3/25/2019	62,899
2,070,000	6.250%, 1/29/2020	2,326,266
160,000	6.375%, 3/29/2021	185,400
540,000	5.375%, 2/21/2023	618,946
1,440,000	5.750%, 11/22/2023	1,695,600
350,000	5.375%, 3/25/2024	406,452
360,000	7.625%, 3/29/2041	564,696
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	237,512

	Total	9,414,040

Principal Amount	Long-Term Fixed Income (9.7%)	Value
India (0.1%)
	Greenko Dutch BV
$200,000	8.000%, 8/1/2019	$214,051
480,000	8.000%, 8/1/2019[d]	513,722

	Total	727,773

Indonesia (0.8%)
	Indonesia Government International Bond
310,000	6.875%, 1/17/2018*	329,756
560,000	11.625%, 3/4/2019	688,067
360,000	2.625%, 6/14/2023[d,e]	424,428
470,000	5.375%, 10/17/2023	541,732
1,840,000	5.875%, 1/15/2024	2,169,851
570,000	3.375%, 7/30/2025[e]	692,684
1,340,000	4.750%, 1/8/2026[d]	1,496,645
210,000	4.750%, 1/8/2026	234,549
560,000	3.750%, 6/14/2028[d,e]	688,304
585,000	8.500%, 10/12/2035	885,451
200,000	6.625%, 2/17/2037	262,205
320,000	7.750%, 1/17/2038	462,773
950,000	5.250%, 1/17/2042	1,086,868
250,000	4.625%, 4/15/2043	266,520
200,000	6.750%, 1/15/2044	273,326
400,000	5.950%, 1/8/2046	506,711
	Perusahaan Penerbit SBSN Indonesia III
320,000	4.325%, 5/28/2025	343,200
200,000	4.550%, 3/29/2026[d]	216,760
	Perusahaan Penerbit SBSN Indonesia II
200,000	4.000%, 11/21/2018[d]	208,500
	PT Pertamina Persero
390,000	5.625%, 5/20/2043[d]	409,823
	PT Perusahaan Gas Negara (Persero) Tbk PT
410,000	5.125%, 5/16/2024	443,936

	Total	12,632,089

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	109,994
110,000	3.839%, 12/30/2018[d]	114,565

	Total	224,559

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
475,200	5.750%, 12/31/2032	466,979

	Total	466,979

Japan (0.1%)
	SoftBank Group Corporation
280,000	4.500%, 4/15/2020[d]	290,500
630,000	4.500%, 4/15/2020	653,625

	Total	944,125

Kazakhstan (0.2%)
	Kazakhstan Government International Bond
660,000	5.125%, 7/21/2025[d]	743,820
320,000	4.875%, 10/14/2044[d]	333,920
550,000	6.500%, 7/21/2045[d]	685,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Kazakhstan (0.2%) - continued
	KazMunayGas National Company JSC
$1,200,000	9.125%, 7/2/2018	$1,324,572

	Total	3,087,887

Kenya (<0.1%)
	Kenya Government International Bond
640,000	6.875%, 6/24/2024	627,200

	Total	627,200

Latvia (<0.1%)
	Latvia Government International Bond
381,000	5.250%, 2/22/2017	386,601

	Total	386,601

Luxembourg (0.3%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[d]	297,612
280,000	7.500%, 5/15/2026[d]	291,550
	Gazprom Neft OAO Via GPN Capital SA
1,190,000	6.000%, 11/27/2023[d]	1,283,415
	Gazprom OAO Via Gaz Capital SA
690,000	9.250%, 4/23/2019	793,569
	Sberbank of Russia Via SB Capital SA
610,000	5.500%, 2/26/2024	615,338
	Severstal OAO
370,000	6.700%, 10/25/2017	386,865
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	414,000
	Tupy Overseas SA
222,000	6.625%, 7/17/2024	223,943
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,e	318,078
470,000	7.000%, 4/23/2021[e]	551,076
600,000	7.375%, 4/23/2021	627,000

	Total	5,802,446

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
790,000	4.875%, 12/1/2020[d,e]	938,657
570,000	5.625%, 7/26/2023[d,e]	687,994

	Total	1,626,651

Mauritius (<0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[d]	195,656

	Total	195,656

Mexico (0.9%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[m]	132,415
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[d,e]	208,068
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[d]	363,800
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	212,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	338,520
	Mexican Bonos
10,391,500	8.000%, 12/7/2023[m]	602,503
15,480,200	7.500%, 6/3/2027[m]	883,152
5,804,500	7.750%, 11/23/2034[m]	339,833

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Mexico (0.9%) - continued
	Mexico Government International Bond
$370,000	4.350%, 1/15/2047	$363,525
240,000	4.000%, 3/15/2115[e]	255,187
304,000	5.750%, 10/12/2110	321,480
440,000	4.000%, 10/2/2023	470,140
20,082,700	10.000%, 12/5/2024[m]	1,308,438
320,000	4.125%, 1/21/2026	344,160
360,000	4.750%, 3/8/2044	373,050
	Pemex Project Funding Master Trust
470,000	5.750%, 3/1/2018	493,265
60,000	6.625%, 6/15/2035	61,071
	Petroleos Mexicanos
300,000	5.500%, 2/4/2019[d]	316,350
200,000	8.000%, 5/3/2019	225,300
100,000	3.500%, 7/23/2020	100,700
370,000	6.375%, 2/4/2021	403,337
710,000	6.375%, 2/4/2021[d]	773,971
10,000	4.875%, 1/24/2022	10,200
1,380,000	5.125%, 3/15/2023[e]	1,733,450
30,000	4.500%, 1/23/2026	29,094
1,100,000	6.875%, 8/4/2026[d]	1,240,250
1,695,000	6.875%, 8/4/2026	1,911,112
303,000	5.500%, 6/27/2044	262,671
40,000	6.375%, 1/23/2045	38,200
10,000	5.625%, 1/23/2046	8,723
210,000	6.750%, 9/21/2047[d]	210,000
	Sigma Alimentos SA de CV
750,000	4.125%, 5/2/2026[d]	751,875
	Trust F/1401
200,000	6.950%, 1/30/2044	205,000

	Total	15,290,840

Mongolia (<0.1%)
	Mongolia Government International Bond
621,000	5.125%, 12/5/2022	544,955

	Total	544,955

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[d,e]	226,132

	Total	226,132

Namibia (<0.1%)
	Namibia Government International Bond
270,000	5.250%, 10/29/2025[d]	285,201

	Total	285,201

Netherlands (0.2%)
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	352,242
350,000	4.950%, 9/14/2026[d]	351,088
	Majapahit Holding BV
100,000	7.750%, 10/17/2016	100,000
	Petrobras Global Finance BV
805,000	4.875%, 3/17/2020	807,013
430,000	8.375%, 5/23/2021	469,775

	Total	2,080,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Nigeria (<0.1%)
	Nigeria Government International Bond
$274,000	6.750%, 1/28/2021	$276,069
320,000	6.375%, 7/12/2023	314,816

	Total	590,885

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	376,540
200,000	7.250%, 4/15/2019[d]	210,897
210,000	6.750%, 12/3/2019*	221,156
260,000	8.250%, 4/15/2024[d]	284,676
690,000	8.250%, 9/30/2025	766,246

	Total	1,859,515

Panama (<0.1%)
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	119,488

	Total	119,488

Paraguay (0.2%)
	Banco Continental SAECA
451,000	8.875%, 10/15/2017	451,564
170,000	8.875%, 10/15/2017*	170,212
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	210,700
590,000	8.125%, 1/24/2019[d]	634,250
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	349,800
580,000	5.000%, 4/15/2026[d]	627,850
880,000	6.100%, 8/11/2044	1,001,000

	Total	3,445,376

Peru (0.1%)
	Abengoa Transmision Sur SA
200,000	6.875%, 4/30/2043	214,000
590,000	6.875%, 4/30/2043*	631,300
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	218,500
200,000	4.750%, 2/8/2022[d]	218,500
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[d]	80,150
690,000	6.750%, 11/23/2021	790,050
92,000	4.625%, 4/12/2023	94,300
100,000	4.625%, 4/12/2023[d]	102,500

	Total	2,349,300

Philippines (<0.1%)
	Energy Development Corporation
430,000	6.500%, 1/20/2021	486,975
	Philippines Government International Bond
470,000	9.875%, 1/15/2019	559,813

	Total	1,046,788

Poland (0.2%)
	Poland Government International Bond
14,670,000	1.750%, 7/25/2021[n]	3,737,303

	Total	3,737,303

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Romania (<0.1%)
	Romania Government International Bond
$510,000	2.875%, 5/26/2028[e,o]	$619,970

	Total	619,970

Russia (0.4%)
	Gazprom OAO Via Gaz Capital SA
1,110,000	7.288%, 8/16/2037	1,307,846
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	223,273
310,000	6.125%, 11/9/2020	342,022
	Mobile Telesystems OJSC
620,000	5.000%, 5/30/2023	647,150
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	234,324
310,000	4.204%, 2/13/2018*	315,828
	Russia Government International Bond
400,000	4.500%, 4/4/2022[d]	431,008
400,000	4.875%, 9/16/2023[d]	439,800
3,200,000	4.750%, 5/27/2026	3,449,792

	Total	7,391,043

Serbia (<0.1%)
	Serbia Government International Bond
340,000	7.250%, 9/28/2021	395,774

	Total	395,774

South Africa (0.3%)
	South Africa Government International Bond
380,000	5.875%, 5/30/2022	429,400
2,129,000	5.875%, 9/16/2025	2,411,093
410,000	4.875%, 4/14/2026	430,992
230,000	4.300%, 10/12/2028[o]	226,322
310,000	6.250%, 3/8/2041	373,627
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	249,048

	Total	4,120,482

South Korea (0.1%)
	Export-Import Bank of Korea
270,000	1.443%, 8/14/2017*,f	269,706
	Kookmin Bank
200,000	1.915%, 10/11/2016[f]	200,011
640,000	1.625%, 8/1/2019[d]	640,448
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	201,564

	Total	1,311,729

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	202,013
100,000	6.250%, 10/4/2020	104,504
171,000	6.250%, 10/4/2020[d]	178,703
340,000	5.750%, 1/18/2022[d]	347,691
1,720,000	6.850%, 11/3/2025[d]	1,845,581
720,000	6.825%, 7/18/2026[d]	774,041

	Total	3,452,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Turkey (0.6%)
	Export Credit Bank of Turkey
$200,000	5.875%, 4/24/2019	$207,982
	Turkey Government International Bond
761,000	7.500%, 7/14/2017	790,641
280,000	6.750%, 4/3/2018	295,963
1,830,000	7.000%, 6/5/2020	2,024,895
1,856,000	6.250%, 9/26/2022	2,036,960
1,865,000	5.750%, 3/22/2024	2,008,381
1,003,000	7.375%, 2/5/2025	1,185,793
652,000	4.250%, 4/14/2026	637,695
210,000	4.875%, 10/9/2026	213,675
50,000	8.000%, 2/14/2034	64,587

	Total	9,466,572

Ukraine (<0.1%)
	MHP SA
200,000	8.250%, 4/2/2020	192,040
	Ukraine Government International Bond
548,000	Zero Coupon, 5/31/2040*	175,278

	Total	367,318

United Arab Emirates (0.2%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[e]	81,308
	Abu Dhabi Government International Bond
310,000	2.125%, 5/3/2021	312,325
1,100,000	3.125%, 5/3/2026	1,148,950
	Dolphin Energy, Ltd.
169,600	5.888%, 6/15/2019	180,078
250,000	5.500%, 12/15/2021	286,688
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	245,900
200,000	6.000%, 8/31/2036[d]	245,900

	Total	2,501,149

United States (0.2%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[e]	402,394
	Comcel Trust
410,000	6.875%, 2/6/2024	421,562
	Commonwealth of Puerto Rico G.O.
395,000	8.000%, 7/1/2035, Ser. Aj	258,725
	Commonwealth of Puerto Rico Public Improvement G.O.
105,000	5.750%, 7/1/2041, Ser. Aj	65,100
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
5,000	5.750%, 7/1/2028, Ser. Aj	3,134
75,000	5.500%, 7/1/2032, Ser. Aj	46,921
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[p]	214,956
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
20,000	5.375%, 8/1/2038, Ser. C	10,505
835,000	5.250%, 8/1/2041, Ser. C	425,975
10,000	5.000%, 8/1/2043, Ser. A-1	5,101
5,000	5.250%, 8/1/2043, Ser. A-1	2,551
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027, Ser. A	117,803
175,000	5.500%, 8/1/2028, Ser. A	92,444
75,000	6.750%, 8/1/2032, Ser. A	42,004

Principal Amount	Long-Term Fixed Income (9.7%)	Value
United States (0.2%) - continued
$75,000	5.500%, 8/1/2037, Ser. A	$39,576
70,000	5.375%, 8/1/2039, Ser. A	36,763
1,030,000	5.500%, 8/1/2042, Ser. A	543,459
200,000	6.000%, 8/1/2042, Ser. A	107,004

	Total	2,835,977

Venezuela (0.4%)
	Petroleos de Venezuela SA
1,670,000	9.000%, 11/17/2021	946,890
1,960,000	6.000%, 5/16/2024	837,704
4,246,000	6.000%, 11/15/2026	1,782,895
170,000	5.375%, 4/12/2027	70,983
60,000	5.500%, 4/12/2037	24,900
	Venezuela Government International Bond
1,020,000	7.750%, 10/13/2019	626,790
166,000	6.000%, 12/9/2020	89,391
30,000	12.750%, 8/23/2022	19,500
1,222,000	8.250%, 10/13/2024	600,002
240,000	7.650%, 4/21/2025	115,200
1,741,000	9.250%, 5/7/2028	894,004
1,000,000	9.375%, 1/13/2034	518,000
100,000	7.000%, 3/31/2038	46,150

	Total	6,572,409

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	114,750
	Vietnam Government International Bond
450,000	6.750%, 1/29/2020[d]	501,355

	Total	616,105

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	112,860
210,000	6.750%, 2/9/2022[d]	219,450

	Total	332,310

Zambia (0.3%)
	Zambia Government International Bond
778,000	5.375%, 9/20/2022	682,952
400,000	8.500%, 4/14/2024	393,080
790,000	8.970%, 7/30/2027[d]	779,216
2,440,000	8.970%, 7/30/2027	2,406,694

	Total	4,261,942

	Total Long-Term Fixed Income (cost $160,577,613)	165,397,008

Shares	Preferred Stock (1.0%)
Brazil (0.1%)
482,532	Vale SA ADR	2,272,726

	Total	2,272,726

Germany (0.2%)
23,589	Volkswagen AG	3,107,451

	Total	3,107,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Preferred Stock (1.0%)	Value
South Korea (0.7%)
9,250	Samsung Electronics Company, Ltd.	$10,866,911

	Total	10,866,911

	Total Preferred Stock (cost $15,327,877)	16,247,088

Shares	Registered Investment Companies (<0.1%)	Value

Equity Funds/ETFs (<0.1%)
5,120	iShares MSCI EAFE Index Fund	302,746

	Total	302,746

	Total Registered Investment Companies (cost $303,901)	302,746

Shares	Collateral Held for Securities Loaned (2.1%)
36,455,200	Thrivent Cash Management Trust	36,455,200

	Total Collateral Held for Securities Loaned (cost $36,455,200)	36,455,200

Shares or Principal Amount	Short-Term Investments (1.0%)[q]
	Federal Home Loan Bank Discount Notes
300,000	0.375%, 10/21/2016[r]	299,971
100,000	0.343%, 11/23/2016[r]	99,969
	Thrivent Core Short-Term Reserve Fund
1,699,645	0.750%	16,996,456

	Total Short-Term Investments (cost $17,396,343)	17,396,396

	Total Investments (cost $1,642,684,342) 100.9%	$1,720,298,626

	Other Assets and Liabilities, Net (0.9%)	(15,990,141)

	Total Net Assets 100.0%	$1,704,308,485

a	All or a portion of the security is on loan.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	Non-income producing security.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $49,987,179 or 2.9% of total net assets.

e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Czeck Republic Korun.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Polish Zloty.
o	Denotes investments purchased on a when-issued or delayed delivery basis.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of September 30, 2016 was $5,877,080 or 0.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,970
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,304
Brazil Loan Trust 1, 7/24/2023	7/25/2013	876,727
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	967,023
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,134
Honduras Government International Bond, 12/16/2020	12/11/2013	1,010,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	328,141
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Ukraine Government International Bond, 5/31/2040	11/12/2015	253,812
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$34,687,647

Total lending	$34,687,647
Gross amount payable upon return of collateral for securities loaned	$36,455,200

Net amounts due to counterparty	$1,767,553

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$158,655,581
Gross unrealized depreciation	(81,041,297)

Net unrealized appreciation (depreciation)	$77,614,284

Cost for federal income tax purposes	$1,642,684,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	210,087,455	6,222,074	203,822,584	42,797
Consumer Staples	185,369,601	7,639,320	177,730,281	–
Energy	84,664,192	9,140,820	75,523,372	–
Financials	287,622,877	9,687,648	277,934,534	695
Health Care	126,359,031	–	126,359,031	–
Industrials	210,071,721	3,587,290	206,484,431	–
Information Technology	103,891,410	–	103,891,410	–
Materials	123,301,731	1,961,367	121,340,364	–
Real Estate	66,837,035	–	66,835,444	1,591
Telecommunications Services	56,813,310	–	56,813,310	–
Utilities	29,481,825	–	29,481,825	–
Long-Term Fixed Income
Basic Materials	1,787,579	–	1,787,579	–
Capital Goods	1,023,083	–	1,023,083	–
Communications Services	6,112,394	–	6,112,394	–
Consumer Cyclical	562,463	–	562,463	–
Consumer Non-Cyclical^	2,707,025	–	2,707,025	0
Energy	18,442,907	–	18,442,907	–
Financials	10,755,100	–	10,755,100	–
Foreign Government	113,946,352	–	113,946,352	–
Transportation	1,583,900	–	1,583,900	–
U.S. Government and Agencies	2,686,543	–	2,686,543	–
U.S. Municipal	1,797,065	–	1,797,065	–
Utilities	3,992,597	–	3,992,597	–
Preferred Stock
Consumer Discretionary	3,107,451	–	3,107,451	–
Information Technology	10,866,911	–	10,866,911	–
Materials	2,272,726	2,272,726	–	–
Registered Investment Companies
Equity Funds/ETFs	302,746	302,746	–	–
Short-Term Investments	399,940	–	399,940	–

Subtotal Investments in Securities	$1,666,846,970	$40,813,991	$1,625,987,896	$45,083

Other Investments*	Total
Short-Term Investments	16,996,456
Collateral Held for Securities Loaned	36,455,200

Subtotal Other Investments	$53,451,656

Total Investments at Value	$1,720,298,626

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	135,544	135,544	–	–
Foreign Currency Forward Contracts	700,506	–	700,506	–

Total Asset Derivatives	$836,050	$135,544	$700,506	$–

Liability Derivatives
Futures Contracts	247,441	247,441	–	–
Foreign Currency Forward Contracts	516,573	–	516,573	–

Total Liability Derivatives	$764,014	$247,441	$516,573	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $1,288,548 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	124	December 2016	$16,206,795	$16,259,500	$52,705
CBOT 2-Yr. U.S. Treasury Note	52	December 2016	11,347,341	11,360,375	13,034
CBOT 5-Yr. U.S. Treasury Note	12	December 2016	1,460,365	1,458,188	(2,177)
CBOT U.S. Long Bond	9	December 2016	1,525,320	1,513,407	(11,913)
CME Ultra Long Term U.S. Treasury Bond	32	December 2016	5,981,727	5,884,000	(97,727)
Eurex 10-Yr. Euro BUND	(38)	December 2016	(7,034,273)	(7,075,882)	(41,609)
Eurex 2-Yr. Euro SCHATZ	(26)	December 2016	(3,272,490)	(3,275,593)	(3,103)
Eurex 30-Yr. Euro BUXL	(4)	December 2016	(846,940)	(864,445)	(17,505)
Eurex 5-Yr. Euro BOBL	(22)	December 2016	(3,253,863)	(3,265,190)	(11,327)
Eurex Euro STOXX 50 Index	55	December 2016	1,825,941	1,850,447	24,506
FTSE 100 Index	11	December 2016	950,286	978,711	28,425
HKG Hang Seng Index	1	October 2016	151,891	150,283	(1,608)
ICE mini MSCI EAFE Index	76	December 2016	6,538,349	6,485,460	(52,889)
SFE S&P ASX Share Price Index 200	4	December 2016	398,246	414,514	16,268
SGX MSCI Singapore Index	5	October 2016	114,943	115,549	606
TSE Tokyo Price Index	9	December 2016	1,181,785	1,174,202	(7,583)
Total Futures Contracts					($111,897)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of September 30, 2016.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	BNP	30,805,243	10/12/2016 - 12/12/2016	$1,963,598	$1,969,513	$5,915
Argentina Peso	CITI	6,672,532	10/13/2016 - 12/12/2016	429,509	425,249	(4,260)
Argentina Peso	DB	1,736,199	11/22/2016	111,295	110,084	(1,211)
Argentina Peso	BOA	1,385,654	10/13/2016	89,744	89,655	(89)
Brazilian Real	DB	908,955	10/4/2016	283,000	279,178	(3,822)
Brazilian Real	MSC	5,938,162	10/4/2016 - 11/3/2016	1,802,935	1,810,827	7,892
Brazilian Real	RBC	920,261	10/4/2016	281,000	282,651	1,651
Brazilian Real	CITI	938,812	11/3/2016	286,000	288,674	2,674
Brazilian Real	JPM	1,822,456	10/4/2016	564,658	559,753	(4,905)
Chinese Yuan	SB	11,386,955	12/21/2016	1,694,000	1,701,970	7,970
Chinese Yuan	JPM	1,908,829	12/21/2016	283,000	285,306	2,306
Colombian Peso	CITI	450,388,136	11/3/2016	155,325	155,234	(91)
Colombian Peso	DB	334,761,000	10/31/2016	114,000	115,437	1,437
Columbian Peso	CSFB	464,225,600	11/4/2016	160,000	161,002	1,002
Czech Republic Korun	SSB	6,863,080	6/21/2017	285,910	289,047	3,137
Czech Republic Korun	UBS	6,627,240	6/21/2017	274,670	279,114	4,444
Czech Republic Korun	CITI	13,266,820	6/21/2017	548,487	558,748	10,261
Czech Republic Korun	BOA	6,604,588	6/21/2017	273,052	278,160	5,108
Euro	SSB	50,813	6/21/2017	57,050	57,551	501
Euro	DB	131,846	12/21/2016	148,037	148,665	628
Euro	BNP	121,000	12/21/2016	135,859	136,435	576
Hungarian Forint	MSC	79,548,672	12/21/2016	289,711	290,128	417
Indian Rupee	JPM	37,681,996	10/27/2016 - 11/3/2016	560,000	562,973	2,973
Indian Rupee	CITI	37,136,021	10/26/2016	552,188	555,256	3,068
Indian Rupee	UBS	18,916,555	10/26/2016	281,000	282,839	1,839
Indonesian Rupiah	DB	4,793,102,506	11/8/2016	362,017	365,249	3,232
Indonesian Rupiah	WBC	13,940,683,891	10/27/2016	1,042,138	1,064,288	22,150
Indonesian Rupiah	MSC	3,549,852,000	10/27/2016	265,827	271,010	5,183
Indonesian Rupiah	CITI	9,775,441,020	11/10/2016	739,443	744,683	5,240
Malaysian Ringgit	UBS	4,463,035	10/19/2016 - 11/9/2016	1,101,682	1,078,233	(23,449)
Malaysian Ringgit	HSBC	3,945,907	11/9/2016 - 11/18/2016	954,340	952,635	(1,705)
Malaysian Ringgit	JPM	3,308,619	10/20/2016	819,026	799,602	(19,424)
Malaysian Ringgit	DB	2,533,040	10/7/2016	626,757	612,390	(14,367)
Malaysian Ringgit	CITI	204,370	10/20/2016	51,032	49,391	(1,641)
Mexican Peso	SB	42,969,754	10/13/2016	2,283,264	2,213,314	(69,950)
Mexican Peso	UBS	5,437,632	12/21/2016	286,000	277,988	(8,012)
Mexican Peso	JPM	5,393,854	12/21/2016	286,000	275,749	(10,251)
Mexican Peso	BOA	18,690,714	12/21/2016	971,628	955,523	(16,105)
Mexican Peso	HSBC	5,566,797	12/21/2016	285,000	284,591	(409)
Mexican Peso	RBS	40,734,655	12/21/2016	2,160,870	2,082,474	(78,396)
Mexican Peso	BNP	34,360,532	12/21/2016	1,779,601	1,756,610	(22,991)
New Taiwan Dollar	UBS	5,807,008	10/21/2016	185,439	185,258	(181)
New Taiwan Dollar	HSBC	8,868,858	10/11/2016	285,000	283,040	(1,960)
New Taiwan Dollar	DB	9,004,686	10/24/2016	284,000	287,496	3,496
New Taiwan Dollar	CITI	5,807,008	10/7/2016	185,045	185,300	255
Peruvian Nuevo Sol	BNP	909,044	10/12/2016	267,665	268,446	781
Peruvian Nuevo Sol	DB	966,711	10/12/2016	286,000	285,476	(524)
Philippines Peso	MSC	25,452,462	10/27/2016	537,312	524,555	(12,757)
Philippines Peso	UBS	25,510,431	11/18/2016	531,357	525,443	(5,914)
Philippines Peso	JPM	13,518,344	10/17/2016	283,000	278,660	(4,340)
Polish Zloty	UBS	8,094,562	12/21/2016	2,101,949	2,114,669	12,720
Polish Zloty	DB	1,103,570	12/21/2016	287,553	288,303	750
Polish Zloty	BNP	7,007,944	12/21/2016	1,807,325	1,830,794	23,469
Polish Zloty	BOA	1,096,800	12/21/2016	287,878	286,534	(1,344)
Polish Zolty	BOA	1,264,903	12/21/2016	330,754	330,789	35
Russian Ruble	CITI	69,710,219	10/11/2016 - 10/27/2016	1,068,742	1,105,985	37,243
Russian Ruble	MSC	17,724,101	10/27/2016	273,757	281,005	7,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Russian Ruble	CSFB	55,776,578	10/21/2016	$849,754	$885,178	$35,424
Singapore Dollar	CITI	387,634	12/21/2016	285,000	284,462	(538)
Singapore Dollar	BNP	772,905	12/21/2016	569,000	567,189	(1,811)
Singapore Dollar	JPM	765,003	12/21/2016	562,000	561,391	(609)
South African Rand	MSC	17,788,053	12/21/2016	1,222,513	1,276,363	53,850
South African Rand	CITI	1,594,769	12/21/2016	114,000	114,431	431
South African Rand	JPM	1,624,215	12/21/2016	114,000	118,361	4,361
South Korean Won	HSBC	950,649,274	10/4/2016 - 10/19/2016	862,786	863,261	475
South Korean Won	JPM	244,391,745	10/4/2016	221,000	221,913	913
South Korean Won	DB	1,275,303,310	10/4/2016 - 10/20/2016	1,137,000	1,158,113	21,113
South Korean Won	BOA	316,709,250	10/28/2016	286,000	287,662	1,662
South Korean Won	BNP	497,837,418	10/4/2016 - 10/26/2016	451,419	452,106	687
Thai Baht	DB	1,648,014	10/20/2016	47,548	47,567	19
Turkish Lira	CITI	851,573	12/21/2016	281,000	279,229	(1,771)
Turkish Lira	JPM	859,703	12/21/2016	285,000	281,894	(3,106)
Turkish Lira	RBS	847,625	12/21/2016	283,000	277,934	(5,066)
United Arab Emirates	MSC	17,277,441	12/7/2016	4,700,833	4,703,000	2,167
Total Purchases				$46,913,282	$46,898,986	($14,296)
Sales
Brazilian Real	RBC	926,415	11/3/2016	$285,000	$282,128	$2,872
Brazilian Real	MSC	4,311,479	10/4/2016 - 11/3/2016	1,326,633	1,320,191	6,442
Chinese Yuan	WBC	5,320,920	12/21/2016	791,097	795,300	(4,203)
Czech Republic Korun	SSB	1,358,333	6/21/2017	57,050	57,208	(158)
Euro	WBC	13,084,782	11/10/2016	14,757,737	14,724,475	33,262
Euro	JPM	42,142	10/4/2016	47,064	47,340	(276)
Euro	BOA	791,281	12/21/2016 - 6/21/2017	891,684	892,224	(540)
Euro	CITI	492,275	6/21/2017	548,487	557,554	(9,067)
Euro	DB	254,000	12/21/2016	287,553	286,400	1,153
Euro	HSBC	217,590	11/10/2016	244,170	244,857	(687)
Euro	UBS	4,267,865	12/21/2016 - 6/21/2017	4,810,458	4,813,515	(3,057)
Euro	MSC	371,823	11/10/2016 - 12/21/2016	420,263	417,916	2,347
Euro	SSB	255,799	6/21/2017	285,910	289,719	(3,809)
Hungarian Forint	BNP	235,287,092	12/21/2016	852,998	859,327	(6,329)
Indian Rupee	HSBC	18,087,042	10/27/2016	267,996	270,389	(2,393)
Indonesian Rupiah	SB	3,696,318,900	10/31/2016	285,000	282,033	2,967
Israel Shekel	DB	1,069,828	12/21/2016	284,000	286,270	(2,270)
Malaysian Ringgit	HSBC	2,533,040	10/7/2016	611,845	612,390	(545)
Mexican Peso	JPM	42,691,803	10/20/2016	2,279,327	2,197,503	81,824
Mexican Peso	CITI	57,963,678	10/13/2016	3,164,889	2,985,631	179,258
Mexican Peso	RBS	16,341,717	12/21/2016	846,000	835,436	10,564
New Taiwan Dollar	MSC	41,328,915	11/22/2016	1,323,923	1,320,653	3,270
New Taiwan Dollar	HSBC	36,886,014	10/21/2016 -10/24/2016	1,184,527	1,177,619	6,908
New Taiwan Dollar	CITI	53,212,983	10/24/2016 - 11/22/2016	1,695,413	1,699,949	(4,536)
New Taiwan Dollar	UBS	22,430,669	10/7/2016 - 11/10/2016	711,297	716,279	(4,982)
New Taiwan Dollar	BOA	8,796,846	10/24/2016	281,000	280,860	140
Polish Zloty	BNP	521,120	12/21/2016	135,859	136,140	(281)
Polish Zloty	DB	568,133	12/21/2016	148,037	148,422	(385)
Russian Ruble	CSFB	18,359,255	10/26/2016	286,000	291,123	(5,123)
Russian Ruble	CITI	18,622,957	10/21/2016	283,000	295,548	(12,548)
Russian Ruble	MSC	36,678,625	10/11/2016 - 10/27/2016	568,000	582,291	(14,291)
Singapore Dollar	SB	2,594,760	12/21/2016	1,907,800	1,904,141	3,659
Singapore Dollar	MSC	1,729,039	12/21/2016	1,268,182	1,268,839	(657)
Singapore Dollar	RBC	653,609	12/21/2016	479,572	479,645	(73)
South African Rand	MSC	9,663,914	12/21/2016	675,000	693,424	(18,424)
South African Rand	JPM	3,914,408	12/21/2016	283,000	280,874	2,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
South Korean Won	UBS	598,908,283	10/19/2016	$540,336	$543,920	($3,584)
South Korean Won	JPM	244,391,745	10/4/2016	222,924	221,913	1,011
South Korean Won	CITI	1,901,546,359	10/20/2016 - 10/26/2016	1,739,096	1,726,998	12,098
South Korean Won	BNP	937,960,416	10/4/2016 - 10/19/2016	847,814	851,800	(3,986)
South Korean Won	DB	1,370,439,662	10/4/2016 - 10/21/2016	1,228,238	1,244,524	(16,286)
South Korean Won	HSBC	1,075,338,666	10/4/2016 - 10/21/2016	962,375	976,512	(14,137)
Turkish Lira	BNP	4,171,696	12/21/2016	1,377,843	1,367,888	9,955
United Arab Emirates	MSC	17,277,441	12/7/2016	4,674,000	4,703,000	(29,000)
Total Sales				$56,168,397	$55,970,168	$198,229
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$183,933

Counterparty
BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$18,465,884	$276,328,583	$258,339,267	36,455,200	$36,455,200	$345,442
Cash Management Trust-Short Term Investment	17,322,047	222,829,835	240,151,882	–	–	28,127
Core Short-Term Reserve Fund	–	193,932,740	176,936,284	1,699,646	16,996,456	64,310
Total Value and Income Earned	$35,787,931				$53,451,656	$437,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (12.8%)
2,100	Amazon.com, Inc.[a]	$1,758,351
13,200	Comcast Corporation	875,688
12,500	Delphi Automotive plc	891,500
11,280	Home Depot, Inc.	1,451,510
27,690	Interpublic Group of Companies, Inc.	618,872
4,000	Mohawk Industries, Inc.[a]	801,360
33,579	Newell Brands, Inc.	1,768,270
13,100	NIKE, Inc.	689,715
9,300	Royal Caribbean Cruises, Ltd.	697,035
23,520	Service Corporation International	624,221
6,700	Signet Jewelers, Ltd.	499,351
15,800	Time Warner, Inc.	1,257,838

	Total	11,933,711

Consumer Staples (8.5%)
6,100	Constellation Brands, Inc.	1,015,589
38,300	Coty, Inc.[a,b]	898,220
12,100	CVS Health Corporation	1,076,779
8,900	Molson Coors Brewing Company	977,220
23,800	Mondelez International, Inc.	1,044,820
6,500	Monster Beverage Corporation[a]	954,265
25,000	Reynolds American, Inc.	1,178,750
24,400	Snyder’s-Lance, Inc.	819,352

	Total	7,964,995

Energy (6.3%)
33,200	Halliburton Company	1,490,016
30,550	Occidental Petroleum Corporation	2,227,706
31,900	PDC Energy, Inc.[a]	2,139,214

	Total	5,856,936

Financials (13.1%)
6,100	Aflac, Inc.	438,407
39,100	Boston Private Financial Holdings, Inc.	501,653
17,120	Capital One Financial Corporation	1,229,730
39,700	Citigroup, Inc.	1,875,031
12,100	CME Group, Inc.	1,264,692
16,900	Discover Financial Services	955,695
5,300	Goldman Sachs Group, Inc.	854,731
10,500	Hartford Financial Services Group, Inc.	449,610
24,200	Invesco, Ltd.	756,734
106,300	KeyCorp	1,293,671
12,700	Marsh & McLennan Companies, Inc.	854,075
79,960	Regions Financial Corporation	789,205
8,670	Reinsurance Group of America, Inc.	935,840

	Total	12,199,074

Health Care (12.4%)
7,600	Alexion Pharmaceuticals, Inc.[a]	931,304
64,600	ARIAD Pharmaceuticals, Inc.[a,b]	884,374
3,200	Biogen, Inc.[a]	1,001,696
15,390	BioMarin Pharmaceutical, Inc.[a]	1,423,883
5,600	C.R. Bard, Inc.	1,255,968
12,900	Eli Lilly and Company	1,035,354
16,900	Envision Healthcare Holdings, Inc.[a]	376,363
6,200	Humana, Inc.	1,096,718
7,400	Shire Pharmaceuticals Group plc ADR	1,434,564
10,600	Teva Pharmaceutical Industries, Ltd. ADR	487,706
35,554	Wright Medical Group NVa	872,139
6,200	Zimmer Biomet Holdings, Inc.	806,124

	Total	11,606,193

Shares	Common Stock (98.4%)	Value
Industrials (12.0%)
7,720	Alaska Air Group, Inc.	$508,439
20,750	Danaher Corporation	1,626,592
9,220	FedEx Corporation	1,610,550
22,625	Fortive Corporation	1,151,613
10,500	Fortune Brands Home and Security, Inc.	610,050
8,390	Genesee & Wyoming, Inc.[a]	578,490
12,610	IDEX Corporation	1,179,918
22,100	Ingersoll-Rand plc	1,501,474
5,800	Lockheed Martin Corporation	1,390,376
9,150	WABCO Holdings, Inc.[a]	1,038,799

	Total	11,196,301

Information Technology (20.5%)
14,470	Adobe Systems, Inc.[a]	1,570,574
4,040	Alphabet, Inc., Class Aa	3,248,402
16,040	Apple, Inc.	1,813,322
8,300	Broadcom, Ltd.	1,431,916
12,980	Cavium, Inc.[a]	755,436
16,720	Facebook, Inc.[a]	2,144,674
41,900	Gogo, Inc.[a,b]	462,576
7,600	Imperva, Inc.[a]	408,196
14,940	Monolithic Power Systems, Inc.	1,202,670
9,300	NXP Semiconductors NVa	948,693
35,780	Oracle Corporation	1,405,439
18,300	Paycom Software, Inc.[a]	917,379
24,200	PayPal Holdings, Inc.[a]	991,474
17,300	Salesforce.com, Inc.[a]	1,234,009
3,400	Tyler Technologies, Inc.[a]	582,182

	Total	19,116,942

Materials (3.2%)
14,130	Eagle Materials, Inc.	1,092,249
7,800	Ecolab, Inc.	949,416
5,200	LyondellBasell Industries NV	419,432
4,700	Monsanto Company	480,340

	Total	2,941,437

Real Estate (4.2%)
12,600	American Tower Corporation	1,427,958
9,700	Boston Properties, Inc.	1,322,013
15,100	Extra Space Storage, Inc.	1,199,091

	Total	3,949,062

Telecommunications Services (2.3%)
10,510	SBA Communications Corporation[a]	1,178,802
19,910	T-Mobile US, Inc.[a]	930,195

	Total	2,108,997

Utilities (3.1%)
13,000	American Electric Power Company, Inc.	834,730
11,340	Atmos Energy Corporation	844,490
19,200	PG&E Corporation	1,174,464

	Total	2,853,684

	Total Common Stock (cost $81,574,293)	91,727,332

Shares	Collateral Held for Securities Loaned (2.3%)	Value
2,171,238	Thrivent Cash Management Trust	2,171,238

	Total Collateral Held for Securities Loaned (cost $2,171,238)	2,171,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.5%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
138,653	0.750%	$1,386,529

	Total Short-Term Investments (cost $1,386,529)	1,386,529

	Total Investments (cost $85,132,060) 102.2%	$95,285,099

	Other Assets and Liabilities, Net (2.2%)	(2,034,536)

	Total Net Assets 100.0%	$93,250,563

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$2,101,408

Total lending	$2,101,408
Gross amount payable upon return of collateral for securities loaned	$2,171,238

Net amounts due to counterparty	$69,830

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,287,575
Gross unrealized depreciation	(2,134,536)

Net unrealized appreciation (depreciation)	$10,153,039

Cost for federal income tax purposes	$85,132,060

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,933,711	11,933,711	–	–
Consumer Staples	7,964,995	7,964,995	–	–
Energy	5,856,936	5,856,936	–	–
Financials	12,199,074	12,199,074	–	–
Health Care	11,606,193	11,606,193	–	–
Industrials	11,196,301	11,196,301	–	–
Information Technology	19,116,942	19,116,942	–	–
Materials	2,941,437	2,941,437	–	–
Real Estate	3,949,062	3,949,062	–	–
Telecommunications Services	2,108,997	2,108,997	–	–
Utilities	2,853,684	2,853,684	–	–

Subtotal Investments in Securities	$91,727,332	$91,727,332	$–	$–

Other Investments*	Total
Short-Term Investments	1,386,529
Collateral Held for Securities Loaned	2,171,238

Subtotal Other Investments	$3,557,767

Total Investments at Value	$95,285,099

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$786,450	$19,408,768	$18,023,980	2,171,238	$2,171,238	$34,634
Cash Management Trust-Short Term Investment	1,773,740	5,953,819	7,727,559	–	–	1,496
Core Short-Term Reserve Fund	–	8,989,541	7,603,012	138,653	1,386,529	3,942
Total Value and Income Earned	$2,560,190				$3,557,767	$40,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (22.3%)
113,231	Amazon.com, Inc.[a]	$94,809,448
23,020	AutoZone, Inc.[a]	17,687,187
380,349	Comcast Corporation	25,232,353
272,860	Home Depot, Inc.	35,111,625
323,280	Las Vegas Sands Corporation	18,601,531
249,960	NIKE, Inc.	13,160,394
236,600	Starbucks Corporation	12,809,524
154,070	Walt Disney Company	14,306,940

	Total	231,719,002

Consumer Staples (3.8%)
292,810	CVS Health Corporation	26,057,162
168,910	Walgreens Boots Alliance, Inc.	13,617,524

	Total	39,674,686

Energy (1.9%)
113,250	EQT Corporation	8,224,215
60,720	Pioneer Natural Resources Company	11,272,668

	Total	19,496,883

Financials (1.6%)
104,940	Goldman Sachs Group, Inc.	16,923,674

	Total	16,923,674

Health Care (17.2%)
585,159	Abbott Laboratories	24,746,374
217,948	Alexion Pharmaceuticals, Inc.[a]	26,707,348
155,976	Allergan plc[a]	35,922,833
331,900	Celgene Corporation[a]	34,693,507
476,362	Gilead Sciences, Inc.	37,689,761
222,769	Vertex Pharmaceuticals, Inc.[a]	19,427,685

	Total	179,187,508

Industrials (6.1%)
84,281	3M Company	14,852,841
164,510	Cummins, Inc.	21,081,956
280,976	Union Pacific Corporation	27,403,589

	Total	63,338,386

Information Technology (44.1%)
65,743	Alphabet, Inc., Class Aa	52,861,317
51,182	Alphabet, Inc., Class Ca	39,783,257
471,670	Apple, Inc.	53,322,294
638,752	Facebook, Inc.[a]	81,932,719
138,690	MasterCard, Inc.	14,114,481
859,980	Microsoft Corporation	49,534,848
292,810	NVIDIA Corporation	20,063,341
821,760	PayPal Holdings, Inc.[a]	33,667,507
545,579	Salesforce.com, Inc.[a]	38,916,150
651,680	Visa, Inc.	53,893,936
361,050	Xilinx, Inc.	19,619,457

	Total	457,709,307

	Total Common Stock (cost $789,206,989)	1,008,049,446

Shares or Principal Amount	Short-Term Investments (2.4%)[b]	Value
	Thrivent Core Short-Term Reserve Fund
2,484,883	0.750%	$24,848,830

	Total Short-Term Investments (cost $24,848,830)	24,848,830

	Total Investments (cost $814,055,819) 99.4%	$1,032,898,276

	Other Assets and Liabilities, Net 0.6%	6,310,684

	Total Net Assets 100.0%	$1,039,208,960

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$240,860,578
Gross unrealized depreciation	(22,018,121)

Net unrealized appreciation (depreciation)	$218,842,457

Cost for federal income tax purposes	$814,055,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	231,719,002	231,719,002	–	–
Consumer Staples	39,674,686	39,674,686	–	–
Energy	19,496,883	19,496,883	–	–
Financials	16,923,674	16,923,674	–	–
Health Care	179,187,508	179,187,508	–	–
Industrials	63,338,386	63,338,386	–	–
Information Technology	457,709,307	457,709,307	–	–

Subtotal Investments in Securities	$1,008,049,446	$1,008,049,446	$–	$–

Other Investments*	Total
Short-Term Investments	24,848,830

Subtotal Other Investments	$24,848,830

Total Investments at Value	$1,032,898,276

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$10,560,850	$148,798,875	$159,359,725	–	$–	$4,889
Cash Management Trust-Short Term Investment	74,078,772	120,244,987	194,323,759	–	–	64,923
Core Short-Term Reserve Fund	–	143,970,129	119,121,299	2,484,883	24,848,830	78,514
Total Value and Income Earned	$84,639,622				$24,848,830	$148,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (26.2%)
13,500	Amazon.com, Inc.[a]	$11,303,685
1,862	AutoZone, Inc.[a]	1,430,649
13,900	Ctrip.com International, Ltd. ADR[a]	647,323
10,400	Delphi Automotive plc	741,728
15,630	Ferrari NV	810,728
166	Flipkart, Ltd.*,a,b	15,984
38,500	Hanesbrands, Inc.	972,125
20,900	Las Vegas Sands Corporation	1,202,586
19,000	Lowe’s Companies, Inc.	1,371,990
13,200	Marriott International, Inc.	888,756
60,670	MGM Resorts International[a]	1,579,240
10,214	Netflix, Inc.[a]	1,006,590
1,500	O’Reilly Automotive, Inc.[a]	420,165
3,750	Priceline Group, Inc.[a]	5,518,087
15,700	Ross Stores, Inc.	1,009,510
5,835	Signet Jewelers, Ltd.	434,883
7,100	Starbucks Corporation	384,394
6,337	Tesla Motors, Inc.[a,c]	1,292,938
14,728	Tractor Supply Company	991,931
1,900	Walt Disney Company	176,434

	Total	32,199,726

Consumer Staples (3.6%)
3,200	Costco Wholesale Corporation	488,032
22,100	Mondelez International, Inc.	970,190
15,500	Philip Morris International, Inc.	1,506,910
17,500	Walgreens Boots Alliance, Inc.	1,410,850

	Total	4,375,982

Financials (4.3%)
700	BlackRock, Inc.	253,722
5,000	Intercontinental Exchange, Inc.	1,346,800
57,600	Morgan Stanley	1,846,656
12,600	State Street Corporation	877,338
26,489	TD Ameritrade Holding Corporation	933,473

	Total	5,257,989

Health Care (15.4%)
11,719	Aetna, Inc.	1,352,959
9,479	Alexion Pharmaceuticals, Inc.[a]	1,161,557
5,567	Allergan plc[a]	1,282,136
6,200	Anthem, Inc.	776,922
4,210	Biogen, Inc.[a]	1,317,856
2,300	BioMarin Pharmaceutical, Inc.[a]	212,796
29,731	Bristol-Myers Squibb Company	1,603,096
8,200	Celgene Corporation[a]	857,146
4,146	Centene Corporation[a]	277,616
6,300	CIGNA Corporation	821,016
7,897	Humana, Inc.	1,396,900
3,179	Illumina, Inc.[a]	577,497
3,000	Incyte Corporation[a]	282,870
2,700	Intuitive Surgical, Inc.[a]	1,957,041
2,300	McKesson Corporation	383,525
10,300	Stryker Corporation	1,199,023
11,900	UnitedHealth Group, Inc.	1,666,000
12,000	Vertex Pharmaceuticals, Inc.[a]	1,046,520
15,900	Zoetis, Inc.	826,959

	Total	18,999,435

Industrials (8.3%)
55,300	American Airlines Group, Inc.	2,024,533
10,900	Boeing Company	1,435,966
30,400	Danaher Corporation	2,383,056
13,800	Delta Air Lines, Inc.	543,168
4,300	FedEx Corporation	751,124
15,450	Fortive Corporation	786,405

Shares	Common Stock (98.4%)	Value
Industrials (8.3%) - continued
12,281	IHS Markit, Ltd.[a]	$461,151
2,200	Illinois Tool Works, Inc.	263,648
1,800	Kansas City Southern	167,976
5,600	Roper Industries, Inc.	1,021,832
5,095	Wabtec Corporation	416,007

	Total	10,254,866

Information Technology (36.0%)
12,400	Alibaba Group Holding, Ltd. ADR[a,c]	1,311,796
5,550	Alphabet, Inc., Class Aa	4,462,533
4,870	Alphabet, Inc., Class Ca	3,785,402
36,400	Apple, Inc.	4,115,020
8,680	ASML Holding NV GDR	951,154
44,700	Facebook, Inc.[a]	5,733,669
7,500	Fiserv, Inc.[a]	746,025
31,200	MasterCard, Inc.	3,175,224
70,800	Microsoft Corporation	4,078,080
16,240	Mobileye NVa	691,337
9,015	NetSuite, Inc.[a]	997,870
18,576	NXP Semiconductors NVa	1,894,938
3,100	Palo Alto Networks, Inc.[a]	493,923
61,118	PayPal Holdings, Inc.[a]	2,504,005
28,800	Salesforce.com, Inc.[a]	2,054,304
15,307	ServiceNow, Inc.[a]	1,211,549
63,700	Tencent Holdings, Ltd.[a]	1,770,990
11,372	VeriSign, Inc.[a,c]	889,745
41,700	Visa, Inc.	3,448,590

	Total	44,316,154

Materials (0.9%)
6,400	Ashland Global Holdings, Inc.	742,080
2,100	Martin Marietta Materials, Inc.	376,131

	Total	1,118,211

Real Estate (2.8%)
18,200	American Tower Corporation	2,062,606
9,200	Crown Castle International Corporation	866,732
1,400	Equinix, Inc.	504,350

	Total	3,433,688

Telecommunications Services (0.4%)
11,400	T-Mobile US, Inc.[a]	532,608

	Total	532,608

Utilities (0.5%)
5,500	NextEra Energy, Inc.	672,760

	Total	672,760

	Total Common Stock (cost $80,899,307)	121,161,419

Shares	Preferred Stock (0.5%)	Value
Consumer Discretionary (0.5%)
2,943	Airbnb, Inc., Convertible*,a,b	309,015
7,282	Dropbox, Inc., Class A*,a,b	65,174
58	Flipkart, Ltd. Series A Preference Shares*,a,b	5,585
100	Flipkart, Ltd. Series C Preference Shares*,a,b	9,629
187	Flipkart, Ltd. Series E Preference Shares*,a,b	18,006
843	Flipkart, Ltd. Series G Preference Shares*,a,b	81,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Consumer Discretionary (0.5%) - continued
760	Flipkart, Ltd. Series H Preference Shares*,a,b	$73,180

	Total	561,762

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	0

	Total	0

	Total Preferred Stock (cost $541,385)	561,762

Shares	Collateral Held for Securities Loaned (2.8%)	Value
3,405,125	Thrivent Cash Management Trust	3,405,125

	Total Collateral Held for Securities Loaned (cost $3,405,125)	3,405,125

Shares or Principal Amount	Short-Term Investments (0.9%)[d]	Value
	Thrivent Core Short-Term Reserve Fund
115,581	0.750%	1,155,810

	Total Short-Term Investments (cost $1,155,810)	1,155,810

	Total Investments (cost $86,001,627) 102.6%	$126,284,116

	Other Assets and Liabilities, Net (2.6%)	(3,217,845)

	Total Net Assets 100.0%	$123,066,271

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of September 30, 2016 was $577,746 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,818
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102
LivingSocial.com, Convertible	11/18/2011	34,082

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$3,356,113

Total lending	$3,356,113
Gross amount payable upon return of collateral for securities loaned	$3,405,125

Net amounts due to counterparty	$49,012

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,357,698
Gross unrealized depreciation	(1,075,209)

Net unrealized appreciation (depreciation)	$40,282,489

Cost for federal income tax purposes	$86,001,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,199,726	32,183,742	–	15,984
Consumer Staples	4,375,982	4,375,982	–	–
Financials	5,257,989	5,257,989	–	–
Health Care	18,999,435	18,999,435	–	–
Industrials	10,254,866	10,254,866	–	–
Information Technology	44,316,154	42,545,164	1,770,990	–
Materials	1,118,211	1,118,211	–	–
Real Estate	3,433,688	3,433,688	–	–
Telecommunications Services	532,608	532,608	–	–
Utilities	672,760	672,760	–	–
Preferred Stock
Consumer Discretionary	561,762	–	–	561,762
Information Technology^	0	–	–	0

Subtotal Investments in Securities	$121,723,181	$119,374,445	$1,770,990	$577,746

Other Investments*	Total
Short-Term Investments	1,155,810
Collateral Held for Securities Loaned	3,405,125

Subtotal Other Investments	$4,560,935

Total Investments at Value	$126,284,116

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$3,501,278	$27,884,475	$27,980,628	3,405,125	$3,405,125	$60,470
Cash Management Trust-Short Term Investment	2,630,798	6,608,018	9,238,816	–	–	1,365
Core Short-Term Reserve Fund	–	11,218,751	10,062,941	115,581	1,155,810	4,361
Total Value and Income Earned	$6,132,076				$4,560,935	$66,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (9.9%)
587,100	Comcast Corporation	$38,948,214
167,890	Delphi Automotive plc	11,973,915
540,198	Harley-Davidson, Inc.[a]	28,409,013
425,200	Lowe’s Companies, Inc.	30,703,692
198,000	Scripps Networks Interactive, Inc.	12,571,020

	Total	122,605,854

Consumer Staples (5.2%)
406,820	CVS Health Corporation	36,202,912
86,300	Kimberly-Clark Corporation	10,885,882
180,759	Philip Morris International, Inc.	17,573,390

	Total	64,662,184

Energy (11.4%)
326,830	Baker Hughes, Inc.	16,495,110
387,925	Chevron Corporation	39,925,241
385,250	Devon Energy Corporation	16,993,378
187,019	EQT Corporation	13,581,320
1,932,951	Marathon Oil Corporation	30,559,955
75,200	Pioneer Natural Resources Company	13,960,880
1,910,200	Weatherford International plc[b]	10,735,324

	Total	142,251,208

Financials (22.4%)
200,000	American International Group, Inc.	11,868,000
1,825,640	Bank of America Corporation	28,571,266
621,550	Blackstone Group, LP	15,868,171
195,600	Capital One Financial Corporation	14,049,948
112,080	Chubb, Ltd.	14,082,852
901,000	Citigroup, Inc.	42,554,230
333,500	Comerica, Inc.	15,781,220
756,800	Fifth Third Bancorp	15,484,128
73,250	Goldman Sachs Group, Inc.	11,813,028
56,750	Intercontinental Exchange, Inc.	15,286,180
551,460	Invesco, Ltd.	17,244,154
493,870	MetLife, Inc.	21,942,644
626,610	Morgan Stanley	20,089,117
695,500	Synchrony Financial	19,474,000
486,000	Zions Bancorporation	15,075,720

	Total	279,184,658

Health Care (13.2%)
107,700	Amgen, Inc.	17,965,437
288,000	Express Scripts Holding Company[b]	20,312,640
262,140	Medtronic plc	22,648,896
790,450	Merck & Company, Inc.	49,331,984
809,000	Pfizer, Inc.	27,400,830
329,900	Roche Holding AG ADR	10,217,003
117,547	UnitedHealth Group, Inc.	16,456,580

	Total	164,333,370

Industrials (10.0%)
89,650	Boeing Company	11,810,491
471,650	CSX Corporation	14,385,325
325,100	Delta Air Lines, Inc.	12,795,936
175,603	Honeywell International, Inc.	20,473,554
256,250	Ingersoll-Rand plc	17,409,625
147,050	Norfolk Southern Corporation	14,272,673
67,000	Rockwell Automation, Inc.	8,196,780
230,500	United Parcel Service, Inc.	25,207,480

	Total	124,551,864

Information Technology (16.1%)
22,300	Alphabet, Inc., Class Cb	17,333,567
1,908,740	Cisco Systems, Inc.	60,545,233
66,257	Dell Technologies, Inc.[b]	3,167,084

Shares	Common Stock (96.7%)	Value
Information Technology (16.1%) - continued
328,400	Intel Corporation	$12,397,100
796,960	Microsoft Corporation	45,904,896
753,100	Oracle Corporation	29,581,768
450,240	Texas Instruments, Inc.	31,597,843

	Total	200,527,491

Materials (3.2%)
275,580	Dow Chemical Company	14,283,312
213,771	Eastman Chemical Company	14,468,021
449,100	Mosaic Company[a]	10,984,986

	Total	39,736,319

Telecommunications Services (1.9%)
456,764	Verizon Communications, Inc.	23,742,593

	Total	23,742,593

Utilities (3.4%)
680,930	PG&E Corporation	41,652,488

	Total	41,652,488

	Total Common Stock (cost $937,931,246)	1,203,248,029

Shares	Collateral Held for Securities Loaned (1.5%)	Value
19,059,625	Thrivent Cash Management Trust	19,059,625

	Total Collateral Held for Securities Loaned (cost $19,059,625)	19,059,625

Shares or Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
4,105,270	0.750%	41,052,697

	Total Short-Term Investments (cost $41,052,697)	41,052,697

	Total Investments (cost $998,043,568) 101.5%	$1,263,360,351

	Other Assets and Liabilities, Net (1.5%)	(18,253,781)

	Total Net Assets 100.0%	$1,245,106,570

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$18,660,122

Total lending	$18,660,122
Gross amount payable upon return of collateral for securities loaned	$19,059,625

Net amounts due to counterparty	$399,503

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$290,084,876
Gross unrealized depreciation	(24,768,093)

Net unrealized appreciation (depreciation)	$265,316,783

Cost for federal income tax purposes	$998,043,568

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	122,605,854	122,605,854	–	–
Consumer Staples	64,662,184	64,662,184	–	–
Energy	142,251,208	142,251,208	–	–
Financials	279,184,658	279,184,658	–	–
Health Care	164,333,370	164,333,370	–	–
Industrials	124,551,864	124,551,864	–	–
Information Technology	200,527,491	200,527,491	–	–
Materials	39,736,319	39,736,319	–	–
Telecommunications Services	23,742,593	23,742,593	–	–
Utilities	41,652,488	41,652,488	–	–

Subtotal Investments in Securities	$1,203,248,029	$1,203,248,029	$–	$–

Other Investments*	Total
Short-Term Investments	41,052,697
Collateral Held for Securities Loaned	19,059,625

Subtotal Other Investments	$60,112,322

Total Investments at Value	$1,263,360,351

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$13,026,675	$308,104,573	$302,071,623	19,059,625	$19,059,625	$47,844
Cash Management Trust-Short Term Investment	19,152,858	28,107,108	47,259,966	–	–	20,621
Core Short-Term Reserve Fund	–	63,536,482	22,483,785	4,105,270	41,052,697	73,117
Total Value and Income Earned	$32,179,533				$60,112,322	$141,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (84.9%)	Value
Consumer Discretionary (14.5%)
28,152	Amazon.com, Inc.[a]	$23,571,951
25,870	AutoZone, Inc.[a]	19,876,956
3,500	Bayerische Motoren Werke AG	258,316
2,500	Beiersdorf AG	235,984
50,300	Berkeley Group Holdings plc	1,680,701
7,000	Brembo SPA	417,705
63,600	Bridgestone Corporation	2,343,265
33,279	Bunzl plc	981,340
35,000	Calsonic Kansei Corporation	324,220
900	Christian Dior SE	161,413
49,700	Cineworld Group plc	373,387
275,160	Comcast Corporation	18,254,114
14,300	Compass Group plc	276,942
1,200	Continental AG	252,843
166,700	Debenhams plc	120,415
77,800	Denso Corporation	3,104,573
70,200	Eutelsat Communications	1,452,962
71,400	Fuji Heavy Industries, Ltd.	2,678,892
85,000	Gunze, Ltd.	274,608
17,300	Hakuhodo Dy Holdings, Inc.	202,758
5,500	Hennes & Mauritz AB	155,241
174,700	Honda Motor Company, Ltd.	5,041,895
97,000	Inchcape plc	827,675
15,300	Intertek Group plc	690,697
45,500	Kingfisher plc	221,996
4,000	Koito Manufacturing Company, Ltd.	194,679
6,800	KOMERI Company, Ltd.	165,475
82,825	Las Vegas Sands Corporation	4,765,750
5,819	Linamar Corporation	242,970
5,700	LVMH Moet Hennessy Louis Vuitton SE	971,917
27,500	Marks and Spencer Group plc	117,978
6,500	Nifco, Inc.	345,319
8,800	Nokian Renkaat Oyj	320,850
2,400	Paddy Power plc	271,384
104,200	Persimmon plc	2,449,998
3,800	RTL Group SA	315,687
24,100	Sekisui House, Ltd.	410,584
23,100	SHOWA Corporation	121,720
15,100	Sky plc	175,010
363,800	Starbucks Corporation	19,696,132
72,800	Sumitomo Forestry Company, Ltd.	974,330
44,900	Sumitomo Rubber Industries, Ltd.	679,153
3,400	Swatch Group AG	189,309
78,800	Tatts Group, Ltd.	221,473
3,200	Toyota Motor Corporation	185,621
1,306	Valora Holding AG	372,170
42,000	Wacoal Holdings Corporation	474,091
66,560	Walt Disney Company	6,180,762
9,700	Whitbread plc	492,295
63,368	Wolters Kluwer NV	2,709,072
46,300	WPP plc	1,088,305
24,300	Yokohama Rubber Company, Ltd.	388,977

	Total	128,301,860

Consumer Staples (6.4%)
37,500	Axfood AB	662,025
18,378	British American Tobacco plc	1,172,070
67,100	Coca-Cola HBC AG	1,558,829
87,340	CVS Health Corporation	7,772,387
13,900	Ebro Foods SA	323,321
2,179	George Weston, Ltd.	181,767
14,500	Henkel AG & Company KGaA	1,691,201
105,117	Imperial Brands plc	5,410,409
12,900	Jeronimo Martins SGPS SA	223,579
15,200	Kao Corporation	859,378

Shares	Common Stock (84.9%)	Value
Consumer Staples (6.4%) - continued
6,900	Kesko Oyj	$317,883
50,290	Kimberly-Clark Corporation	6,343,581
186,917	Koninklijke Ahold Delhaize NV	4,257,237
100	Lindt & Spruengli AG	578,317
20,000	Nestle SA	1,579,282
166,375	Philip Morris International, Inc.	16,174,977
4,445	Premium Brands Holdings Corporation	209,384
15,800	Suedzucker AG	439,410
86,000	Walgreens Boots Alliance, Inc.	6,933,320

	Total	56,688,357

Energy (8.1%)
298,050	Baker Hughes, Inc.	15,042,583
50,012	Baytex Energy Corporation[a,b]	212,330
1,258,611	BP plc	7,336,073
142,229	Chevron Corporation	14,638,209
62,530	EQT Corporation	4,540,929
58,585	OMV AG	1,686,790
44,230	Pioneer Natural Resources Company	8,211,299
50,766	Royal Dutch Shell plc	1,266,856
2,179	Royal Dutch Shell plc, Class A	54,209
116,407	Royal Dutch Shell plc, Class B	3,017,916
14,210	Schlumberger, Ltd.	1,117,474
49,215	Statoil ASA	826,236
45,860	Total SAb	2,181,140
2,024,084	Weatherford International plc[a]	11,375,352

	Total	71,507,396

Financials (13.8%)
29,800	AIA Group, Ltd.	200,397
48,600	Allianz SE	7,222,494
108,000	Australia & New Zealand Banking Group, Ltd.	2,300,571
185,600	Banco Santander SA	823,390
225,134	Bank of America Corporation	3,523,347
130,200	Bank of East Asia, Ltd.[b]	531,395
25,695	Bank of Montreal	1,683,753
88,030	Bank of Nova Scotia	4,664,694
178,270	Blackstone Group, LP	4,551,233
2,589	Canadian Imperial Bank of Commerce	200,754
9,340	Canadian Western Bank[b]	179,759
55,000	Chiba Bank, Ltd.	312,356
52,260	Chubb, Ltd.	6,566,469
31,884	CI Financial Corporation[b]	611,700
219,870	Citigroup, Inc.	10,384,460
60,100	CNP Assurances	1,009,740
9,500	Danske Bank AS	277,931
194,925	Direct Line Insurance Group plc	920,769
54,900	Erste Group Bank AG	1,625,691
10,100	EXOR SPA	408,965
270,400	FlexiGroup, Ltd.	482,795
401,000	Fukuoka Financial Group, Inc.	1,666,693
14,796	Genworth MI Canada, Inc.[b]	380,741
50,260	Goldman Sachs Group, Inc.	8,105,430
2,100	Groupe Bruxelles Lambert SA	186,403
49,900	Hang Seng Bank, Ltd.	895,769
22,900	Hannover Rueckversicherung SE	2,454,786
329,300	Henderson Group plc	988,522
13,212	Intact Financial Corporation	955,087
42,570	Intercontinental Exchange, Inc.	11,466,655
233,360	Invesco, Ltd.	7,297,167
254,800	Investec plc	1,553,192
198,299	J.P. Morgan Chase & Company	13,204,731
33,800	Macquarie Group, Ltd.	2,137,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (84.9%)	Value
Financials (13.8%) - continued
833,900	Mizuho Financial Group, Inc.	$1,405,487
15,900	MS and AD Insurance Group Holdings, Inc.	443,152
15,500	National Australia Bank, Ltd.	333,188
99,497	National Bank of Canada	3,528,031
48,400	Nordea Bank AB	480,635
68,700	Old Mutual plc	180,078
60,614	Power Corporation of Canada	1,283,939
8,600	Power Financial Corporation	199,276
10,528	Schroders plc	367,650
39,900	Swiss Re AG	3,603,706
134,730	Synchrony Financial	3,772,440
95,900	T&D Holdings, Inc.	1,081,857
7,200	Talanx AG	219,709
5,700	Tokio Marine Holdings, Inc.	218,595
15,990	Toronto-Dominion Bank	709,827
124,917	United Overseas Bank, Ltd.[b]	1,733,072
121,600	Westpac Banking Corporation	2,766,667

	Total	122,102,814

Health Care (9.5%)
40,130	Alexion Pharmaceuticals, Inc.[a]	4,917,530
30,322	Allergan plc[a]	6,983,460
26,800	Amgen, Inc.	4,470,508
48,920	Celgene Corporation[a]	5,113,608
18,000	CSL, Ltd.	1,480,152
37,208	Essilor International SA	4,799,690
69,309	Gilead Sciences, Inc.	5,483,728
28,500	Grifols SA	614,327
29,500	Hikma Pharmaceuticals plc	770,586
2,497	ICON plc[a]	193,193
5,100	Lonza Group AG	976,135
256,160	Merck & Company, Inc.	15,986,946
16,100	Merck KGaA	1,736,634
52,100	Novartis AG	4,111,749
52,000	Novo Nordisk AS	2,167,293
384,920	Pfizer, Inc.	13,037,241
5,800	Roche Holding AG-Genusschein	1,441,292
45,200	Sanofi	3,442,040
71,982	Vertex Pharmaceuticals, Inc.[a]	6,277,550

	Total	84,003,662

Industrials (10.4%)
45,800	ABB, Ltd.	1,032,239
15,500	Adecco SA	873,669
175,865	Air New Zealand, Ltd.	238,556
25,200	Amada Holdings Company, Ltd.	262,138
7,200	Andritz AG	391,805
119,000	Asahi Glass Company, Ltd.	769,448
8,400	Atlas Copco Aktiebolag	252,878
20,200	Babcock International Group plc	270,436
11,500	Berendsen plc	184,885
77,050	Boeing Company	10,150,567
3,500	Brenntag AG	191,272
33,698	Canadian National Railway Company	2,202,782
15,000	Capita plc	129,940
119,000	Cathay Pacific Airways, Ltd.	166,354
51,500	Cummins, Inc.	6,599,725
31,000	Dai Nippon Printing Company, Ltd.	304,099
20,870	Dart Group plc	113,342
2,200	DCC plc	199,883
229,810	Delta Air Lines, Inc.	9,045,322
21,000	Deutsche Post AG	657,482
16,300	DSV AS	813,291
18,700	East Japan Railway Company	1,687,938
5,000	Flughafen Zuerich AG	977,469

Shares	Common Stock (84.9%)	Value
Industrials (10.4%) - continued
11,000	Fraport AG Frankfurt Airport Services Worldwide	$602,035
700	Georg Fischer AG	613,686
12,800	Hitachi Transport System, Ltd.	255,769
4,700	Hochtief AG	663,291
57,240	Honeywell International, Inc.	6,673,612
14,800	Inaba Denki Sangyo Company, Ltd.	534,963
293,400	ITOCHU Corporation	3,693,779
9,600	Jardine Matheson Holdings, Ltd.	581,856
32,000	Kamigumi Company, Ltd.	279,167
68,900	KITZ Corporation	381,343
78,000	KONE Oyj	3,959,848
15,945	Koninklijke Boskalis Westminster NV	567,498
3,600	Kuehne & Nagel International AG	523,175
14,100	Kurita Water Industries, Ltd.	335,035
3,500	Legrand SA	206,338
101,700	Marubeni Corporation	522,443
110,500	Meggitt plc	644,952
27,000	MIRAIT Holdings Corporation	230,066
94,000	Mitsubishi Electric Corporation	1,204,771
31,000	Mitsuboshi Belting, Ltd.	263,415
185,200	Mitsui & Company, Ltd.	2,566,666
51,000	Nippon Express Company, Ltd.	238,424
52,900	Nitto Kogyo Corporation	694,425
129,970	Norfolk Southern Corporation	12,614,888
11,900	Randstad Holding NV	541,125
1,624	Rieter Holding AG	329,468
27,200	Sanwa Holdings Corporation	263,323
1,100	Schindler Holding AG	208,349
5,800	Schindler Holding AG, Participation Certificate	1,089,138
27,100	Siemens AG	3,177,771
15,700	Skanska AB	366,795
27,700	SKF AB	478,361
45,300	Smiths Group plc	859,897
7,900	TOTO, Ltd.	298,676
39,870	United Parcel Service, Inc.	4,360,183
42,900	Vinci SA	3,285,229
11,596	WSP Global, Inc.[b]	365,306
9,700	Yuasa Trading Company, Ltd.	222,855

	Total	92,213,441

Information Technology (13.5%)
24,244	Alphabet, Inc., Class Aa	19,493,631
24,660	Alphabet, Inc., Class Ca	19,167,971
281,918	Apple, Inc.	31,870,830
28,000	Canon, Inc.	812,906
35,910	Check Point Software Technologies, Ltd.[a]	2,786,975
207,180	Cisco Systems, Inc.	6,571,749
53,069	Dell Technologies, Inc.[a]	2,536,698
103,395	Facebook, Inc.[a]	13,262,477
64,500	FUJIFILM Holdings NPV	2,389,266
14,100	Halma plc	191,433
5,200	Hoya Corporation	209,185
14,600	Kyocera Corporation	701,578
7,300	Micro Focus International plc	207,789
157,030	Microsoft Corporation	9,044,928
27,500	NEC Networks & System Integration Corporation	468,435
9,400	Nice, Ltd.	625,911
14,800	NS Solutions Corporation	258,641
4,500	NTT Data Corporation	224,750
3,100	Oracle Corporation Japan	175,143
111,960	Salesforce.com, Inc.[a]	7,986,107
2,400	SAP SE	219,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (84.9%)	Value
Information Technology (13.5%) - continued
6,000	Trend Micro, Inc.	$209,311
5,100	United Internet AG	225,865

	Total	119,641,066

Materials (3.5%)
14,100	Adeka Corporation	195,079
4,200	Air Liquide SA	450,396
16,200	Amcor, Ltd.	188,686
191,000	BHP Billiton, Ltd.	3,308,601
10,200	Croda International plc	460,265
164,100	Daicel Corporation	2,073,744
42,000	Denki Kagaku Kogyo KK	181,896
146,250	Dow Chemical Company	7,580,137
95,580	Eastman Chemical Company	6,468,854
6,400	Evonik Industries AG	216,669
400	Geberit AG	175,336
500	Givaudan SA	1,019,360
22,100	Hexpol AB	198,160
17,600	JSR Corporation	276,628
34,600	Kuraray Company, Ltd.	513,291
84,200	Mitsubishi Chemical Holdings Corporation	527,884
17,500	Mitsubishi Gas Chemical Company, Inc.	250,549
10,500	Mitsubishi Materials Corporation	287,200
3,200	Nippon Shokubai Company, Ltd.	199,915
2,900	Nitto Denko Corporation	188,343
344,238	Norsk Hydro ASA	1,488,405
94,800	Orora, Ltd.	229,917
81	Rio Tinto, Ltd.	3,222
34,200	RPC Group plc	424,996
18,000	Sumitomo Metal Mining Company, Ltd.	248,611
7,800	Sumitomo Seika Chemicals Company, Ltd.	276,443
43,000	Tosoh Corporation	265,035
65,983	UPM-Kymmene Oyj	1,393,210
62,755	Yara International ASA	2,091,186

	Total	31,182,018

Real Estate (1.5%)
171,900	CapitaMall Trust	273,867
2,600	Daito Trust Construction Company, Ltd.	415,843
27,400	Derwent London plc	923,545
273,900	DEXUS Property Group	1,925,126
158,500	Frasers Centrepoint Trust	255,701
21,300	Great Portland Estates plc	174,672
91,424	H&R Real Estate Investment Trust	1,563,048
21,959	Hamborner REIT AG	232,296
37,200	Hufvudstaden AB	644,550
322,000	Hysan Development Company, Ltd.	1,515,028
59,500	Link REIT	439,235
1,214,799	New World Development Company, Ltd.	1,592,957
10,681	RioCan Real Estate Investment Trust	221,607
498,371	Stockland	1,825,248
2,200	Swiss Prime Site AGa	193,203
35,000	Wharf Holdings, Ltd.	256,780
48,000	Wheelock and Company, Ltd.	285,109
296,600	Wing Tai Holdings, Ltd.	368,106

	Total	13,105,921

Telecommunications Services (1.1%)
12,144	BCE, Inc.	560,849
155,700	BT Group plc	783,372

Shares	Common Stock (84.9%)	Value
Telecommunications Services (1.1%) - continued
58,600	Elisa Oyj	$2,159,614
40,400	Freenet AG	1,182,460
673,467	KCOM Group plc	1,011,927
4,500	Millicom International Cellular SA	233,151
4,300	Nippon Telegraph & Telephone Corporation	196,665
55,400	Orange SA	867,987
788,000	PCCW, Ltd.	485,341
19,900	Proximus SA	595,331
69,100	Telefonica Deutschland Holding AG	278,607
44,931	Telenor ASA	772,629
73,100	Vodafone Group plc	209,644

	Total	9,337,577

Utilities (2.6%)
23,400	E.ON SE	166,316
340,500	Electricidade de Portugal SA	1,142,727
501,000	Osaka Gas Company, Ltd.	2,101,304
300,170	PG&E Corporation	18,361,399
224,500	Redes Energeticas Nacionais SGPS SA	656,205
38,000	Toho Gas Company, Ltd.	355,839
47,000	United Utilities Group plc	610,468

	Total	23,394,258

	Total Common Stock (cost $620,208,602)	751,478,370

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/ETFs (<0.1%)
13,290	iShares MSCI EAFE Index Fund	785,838

	Total	785,838

	Total Registered Investment Companies (cost $788,836)	785,838

Shares	Collateral Held for Securities Loaned (0.5%)	Value
4,118,740	Thrivent Cash Management Trust	4,118,740

	Total Collateral Held for Securities Loaned (cost $4,118,740)	4,118,740

Shares or Principal Amount	Short-Term Investments (13.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
4,993,000	0.350%, 10/5/2016[d]	4,992,945
320,000	0.300%, 10/6/2016	319,995
4,255,000	0.348%, 10/7/2016[d]	4,254,911
500,000	0.300%, 10/11/2016	499,979
105,000	0.260%, 10/21/2016	104,990
3,000,000	0.273%, 10/26/2016	2,999,637
3,800,000	0.325%, 10/28/2016	3,799,498
4,400,000	0.327%, 11/9/2016	4,399,006
8,900,000	0.250%, 11/14/2016	8,897,713
500,000	0.250%, 11/18/2016	499,859
425,000	0.300%, 11/21/2016	424,873
6,100,000	0.266%, 11/23/2016	6,098,097
4,200,000	0.340%, 11/30/2016	4,198,513
8,200,000	0.345%, 12/2/2016	8,196,449
29,800,000	0.353%, 12/7/2016	29,786,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.9%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
4,393,434	0.750%	$43,934,341

	Total Short-Term Investments (cost $123,396,509)	123,406,830

	Total Investments (cost $748,512,687) 99.4%	$879,789,778

	Other Assets and Liabilities, Net 0.6%	5,563,228

	Total Net Assets 100.0%	$885,353,006

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of September 30, 2016:

Securities Lending Transactions
Common Stock	$3,955,016

Total lending	$3,955,016
Gross amount payable upon return of collateral for securities loaned	$4,118,740

Net amounts due to counterparty	$163,724

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$154,345,071
Gross unrealized depreciation	(23,067,980)

Net unrealized appreciation (depreciation)	$131,277,091

Cost for federal income tax purposes	$748,512,687

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	128,301,860	92,345,665	35,956,195	–
Consumer Staples	56,688,357	37,224,265	19,464,092	–
Energy	71,507,396	54,925,846	16,581,550	–
Financials	122,102,814	68,871,932	53,230,882	–
Health Care	84,003,662	62,463,764	21,539,898	–
Industrials	92,213,441	49,444,297	42,769,144	–
Information Technology	119,641,066	112,721,366	6,919,700	–
Materials	31,182,018	14,048,991	17,133,027	–
Real Estate	13,105,921	–	13,105,921	–
Telecommunications Services	9,337,577	–	9,337,577	–
Utilities	23,394,258	18,361,399	5,032,859	–
Registered Investment Companies
Equity Funds/ETFs	785,838	785,838	–	–
Short-Term Investments	79,472,489	–	79,472,489	–

Subtotal Investments in Securities	$831,736,697	$511,193,363	$320,543,334	$–

Other Investments*	Total
Short-Term Investments	43,934,341
Collateral Held for Securities Loaned	4,118,740

Subtotal Other Investments	$48,053,081

Total Investments at Value	$879,789,778

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	193,610	193,610	–	–

Total Asset Derivatives	$193,610	$193,610	$–	$–

Liability Derivatives
Futures Contracts	407,080	407,080	–	–

Total Liability Derivatives	$407,080	$407,080	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $7,099,896 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,273	December 2016	$42,685,187	$42,829,452	$144,265
Eurex Stoxx Europe 600 Index	321	December 2016	6,129,973	6,164,409	34,436
FTSE 100 Index	71	December 2016	6,302,224	6,317,133	14,909
ICE mini MSCI EAFE Index	511	December 2016	44,013,265	43,606,185	(407,080)
Total Futures Contracts					($213,470)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$4,545,524	$73,582,322	$74,009,106	4,118,740	$4,118,740	$86,663
Cash Management Trust-Short Term Investment	129,184,785	111,721,796	240,906,581	–	–	96,694
Core Short-Term Reserve Fund	–	100,642,941	56,708,600	4,393,434	43,934,341	103,169
Total Value and Income Earned	$133,730,309				$48,053,081	$286,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (12.1%)
2,420	Advance Auto Parts, Inc.	$360,870
12,880	Amazon.com, Inc.[a]	10,784,553
2,180	AutoNation, Inc.[a]	106,188
960	AutoZone, Inc.[a]	737,606
5,040	Bed Bath & Beyond, Inc.	217,274
9,065	Best Buy Company, Inc.	346,102
6,620	BorgWarner, Inc.	232,892
6,260	CarMax, Inc.[a,b]	333,971
14,120	Carnival Corporation	689,338
13,302	CBS Corporation	728,151
7,090	Charter Communications, Inc.[a]	1,914,087
960	Chipotle Mexican Grill, Inc.[a]	406,560
9,060	Coach, Inc.	331,234
78,765	Comcast Corporation	5,225,270
10,950	D.R. Horton, Inc.	330,690
4,140	Darden Restaurants, Inc.	253,865
8,940	Delphi Automotive plc	637,601
4,910	Discovery Communications, Inc., Class Aa,b	132,177
7,310	Discovery Communications, Inc., Class Ca	192,326
8,480	Dollar General Corporation	593,515
7,728	Dollar Tree, Inc.[a]	609,971
3,890	Expedia, Inc.	454,041
4,420	Foot Locker, Inc.	299,322
127,351	Ford Motor Company	1,537,127
7,162	Gap, Inc.	159,283
3,770	Garmin, Ltd.	181,375
46,568	General Motors Company	1,479,465
4,850	Genuine Parts Company	487,182
8,630	Goodyear Tire & Rubber Company	278,749
7,180	H&R Block, Inc.	166,217
12,400	Hanesbrands, Inc.	313,100
5,840	Harley-Davidson, Inc.	307,126
2,290	Harman International Industries, Inc.	193,390
3,690	Hasbro, Inc.	292,728
40,520	Home Depot, Inc.	5,214,114
13,077	Interpublic Group of Companies, Inc.	292,271
5,870	Kohl’s Corporation	256,812
7,874	L Brands, Inc.	557,243
4,360	Leggett & Platt, Inc.	198,729
6,120	Lennar Corporation	259,121
10,010	LKQ Corporation[a]	354,955
28,640	Lowe’s Companies, Inc.	2,068,094
10,108	Macy’s, Inc.	374,501
10,526	Marriott International, Inc.	708,716
11,080	Mattel, Inc.	335,502
27,980	McDonald’s Corporation	3,227,773
5,480	Michael Kors Holdings, Ltd.[a]	256,409
2,060	Mohawk Industries, Inc.[a]	412,700
14,060	Netflix, Inc.[a]	1,385,613
15,813	Newell Brands, Inc.	832,713
12,465	News Corporation, Class A	174,261
3,920	News Corporation, Class B	55,742
44,210	NIKE, Inc.	2,327,656
3,800	Nordstrom, Inc.[b]	197,144
7,740	Omnicom Group, Inc.	657,900
3,120	O’Reilly Automotive, Inc.[a]	873,943
1,630	Priceline Group, Inc.[a]	2,398,529
10,052	PulteGroup, Inc.	201,442
2,610	PVH Corporation	288,405
1,830	Ralph Lauren Corporation	185,086
12,930	Ross Stores, Inc.	831,399
5,490	Royal Caribbean Cruises, Ltd.	411,476
3,120	Scripps Networks Interactive, Inc.	198,089
2,630	Sherwin-Williams Company	727,616

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (12.1%) - continued
2,470	Signet Jewelers, Ltd.	$184,089
1,910	Snap-On, Inc.	290,244
21,315	Staples, Inc.	182,243
48,160	Starbucks Corporation	2,607,382
18,870	Target Corporation	1,295,992
6,980	Tegna, Inc.	152,583
3,520	Tiffany & Company	255,658
25,430	Time Warner, Inc.	2,024,482
21,500	TJX Companies, Inc.	1,607,770
4,380	Tractor Supply Company	294,993
3,730	TripAdvisor, Inc.[a]	235,661
15,920	Twenty-First Century Fox, Inc., Class B	393,861
34,790	Twenty-First Century Fox, Inc., Class A	842,614
1,920	Ulta Salon Cosmetics & Fragrance, Inc.[a]	456,922
5,960	Under Armour, Inc., Class Aa,b	230,533
5,988	Under Armour, Inc., Class Ca	202,754
2,910	Urban Outfitters, Inc.[a]	100,453
10,840	VF Corporation	607,582
11,282	Viacom, Inc.	429,844
48,377	Walt Disney Company	4,492,288
2,467	Whirlpool Corporation	400,049
3,592	Wyndham Worldwide Corporation	241,849
2,600	Wynn Resorts, Ltd.	253,292
12,150	Yum! Brands, Inc.	1,103,342

	Total	76,463,780

Consumer Staples (9.6%)
64,180	Altria Group, Inc.	4,058,101
19,018	Archer-Daniels-Midland Company	801,989
5,984	Brown-Forman Corporation	283,881
6,360	Campbell Soup Company	347,892
8,430	Church & Dwight Company, Inc.	403,966
4,250	Clorox Company	532,015
127,330	Coca-Cola Company	5,388,606
29,230	Colgate-Palmolive Company	2,167,112
13,620	ConAgra Foods, Inc.	641,638
5,830	Constellation Brands, Inc.	970,637
14,400	Costco Wholesale Corporation	2,196,144
2,290	Coty, Inc.[a]	53,815
35,084	CVS Health Corporation	3,122,125
6,090	Dr. Pepper Snapple Group, Inc.	556,078
7,240	Estee Lauder Companies, Inc.	641,174
19,570	General Mills, Inc.	1,250,132
4,600	Hershey Company	439,760
8,820	Hormel Foods Corporation	334,543
3,811	J.M. Smucker Company	516,543
8,260	Kellogg Company	639,902
11,772	Kimberly-Clark Corporation	1,484,920
19,497	Kraft Heinz Company	1,745,176
31,050	Kroger Company	921,564
3,750	McCormick & Company, Inc.	374,700
6,028	Mead Johnson Nutrition Company	476,272
6,040	Molson Coors Brewing Company	663,192
50,772	Mondelez International, Inc.	2,228,891
4,440	Monster Beverage Corporation[a]	651,836
47,180	PepsiCo, Inc.	5,131,769
50,830	Philip Morris International, Inc.	4,941,693
87,498	Procter & Gamble Company	7,852,945
27,138	Reynolds American, Inc.	1,279,557
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	4,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

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Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Staples (9.6%) - continued
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	$239
16,720	Sysco Corporation	819,447
9,710	Tyson Foods, Inc.	725,046
28,080	Walgreens Boots Alliance, Inc.	2,263,810
49,850	Wal-Mart Stores, Inc.	3,595,182
10,350	Whole Foods Market, Inc.	293,422

	Total	60,800,692

Energy (7.1%)
18,072	Anadarko Petroleum Corporation	1,145,042
12,450	Apache Corporation	795,182
14,003	Baker Hughes, Inc.	706,731
15,290	Cabot Oil & Gas Corporation	394,482
21,380	Chesapeake Energy Corporation[a]	134,053
61,796	Chevron Corporation	6,360,044
3,120	Cimarex Energy Company	419,234
4,680	Concho Resources, Inc.[a]	642,798
40,519	ConocoPhillips	1,761,361
17,100	Devon Energy Corporation	754,281
18,040	EOG Resources, Inc.	1,744,648
5,660	EQT Corporation	411,029
135,970	Exxon Mobil Corporation	11,867,462
7,350	FMC Technologies, Inc.[a]	218,075
28,190	Halliburton Company	1,265,167
3,550	Helmerich & Payne, Inc.[b]	238,915
8,830	Hess Corporation	473,465
62,560	Kinder Morgan, Inc.	1,447,013
27,598	Marathon Oil Corporation	436,324
17,278	Marathon Petroleum Corporation	701,314
5,310	Murphy Oil Corporation	161,424
12,330	National Oilwell Varco, Inc.	453,004
6,480	Newfield Exploration Company[a]	281,621
14,120	Noble Energy, Inc.	504,649
25,000	Occidental Petroleum Corporation	1,823,000
6,840	ONEOK, Inc.	351,508
14,504	Phillips 66	1,168,297
5,540	Pioneer Natural Resources Company	1,028,501
6,140	Range Resources Corporation	237,925
45,559	Schlumberger, Ltd.	3,582,760
16,030	Southwestern Energy Company[a]	221,855
23,024	Spectra Energy Corporation	984,276
3,870	Tesoro Corporation	307,897
11,200	Transocean, Ltd.[a,b]	119,392
15,040	Valero Energy Corporation	797,120
22,270	Williams Companies, Inc.	684,357

	Total	44,624,206

Financials (12.4%)
1,740	Affiliated Managers Group, Inc.[a]	251,778
13,390	Aflac, Inc.	962,339
12,162	Allstate Corporation	841,367
25,370	American Express Company	1,624,695
33,377	American International Group, Inc.	1,980,591
5,260	Ameriprise Financial, Inc.	524,790
8,685	Aon plc	976,976
5,790	Arthur J. Gallagher & Company	294,537
1,960	Assurant, Inc.	180,810
333,850	Bank of America Corporation	5,224,752
34,872	Bank of New York Mellon Corporation	1,390,695
26,700	BB&T Corporation	1,007,124
62,149	Berkshire Hathaway, Inc.[a]	8,978,666
3,980	BlackRock, Inc.	1,442,591
16,563	Capital One Financial Corporation	1,189,720
39,325	Charles Schwab Corporation	1,241,490

Shares	Common Stock (97.2%)	Value
Financials (12.4%) - continued
15,218	Chubb, Ltd.	$1,912,142
4,898	Cincinnati Financial Corporation	369,407
95,083	Citigroup, Inc.	4,490,770
16,980	Citizens Financial Group, Inc.	419,576
11,120	CME Group, Inc.	1,162,262
5,680	Comerica, Inc.	268,778
13,235	Discover Financial Services	748,439
8,940	E*TRADE Financial Corporation[a]	260,333
25,114	Fifth Third Bancorp	513,832
11,460	Franklin Resources, Inc.	407,632
12,370	Goldman Sachs Group, Inc.	1,994,910
12,620	Hartford Financial Services Group, Inc.	540,388
35,661	Huntington Bancshares, Inc.	351,617
3,910	Intercontinental Exchange, Inc.	1,053,198
13,330	Invesco, Ltd.	416,829
118,338	J.P. Morgan Chase & Company	7,880,127
35,390	KeyCorp	430,696
3,010	Legg Mason, Inc.	100,775
10,571	Leucadia National Corporation	201,272
7,614	Lincoln National Corporation	357,706
9,050	Loews Corporation	372,408
5,136	M&T Bank Corporation	596,290
16,980	Marsh & McLennan Companies, Inc.	1,141,905
35,872	MetLife, Inc.	1,593,793
5,470	Moody’s Corporation	592,292
48,310	Morgan Stanley	1,548,819
3,740	Nasdaq, Inc.	252,600
10,330	Navient Corporation	149,475
6,950	Northern Trust Corporation	472,531
10,160	People’s United Financial, Inc.	160,731
16,084	PNC Financial Services Group, Inc.	1,449,008
8,760	Principal Financial Group, Inc.	451,228
19,020	Progressive Corporation	599,130
14,270	Prudential Financial, Inc.	1,165,146
40,927	Regions Financial Corporation	403,949
8,620	S&P Global, Inc.	1,090,947
11,940	State Street Corporation	831,382
16,370	SunTrust Banks, Inc.	717,006
25,910	Synchrony Financial	725,480
8,128	T. Rowe Price Group, Inc.	540,512
3,650	Torchmark Corporation	233,199
9,411	Travelers Companies, Inc.	1,078,030
52,605	U.S. Bancorp	2,256,228
7,674	Unum Group	270,969
148,410	Wells Fargo & Company	6,571,595
4,257	Willis Towers Watson plc	565,202
9,000	XL Group, Ltd.	302,670
6,710	Zions Bancorporation	208,144

	Total	78,334,279

Health Care (13.9%)
48,150	Abbott Laboratories	2,036,263
53,350	AbbVie, Inc.	3,364,784
11,459	Aetna, Inc.	1,322,941
7,330	Alexion Pharmaceuticals, Inc.[a]	898,218
12,912	Allergan plc[a]	2,973,763
5,890	AmerisourceBergen Corporation	475,794
24,540	Amgen, Inc.	4,093,517
8,570	Anthem, Inc.	1,073,907
16,030	Baxter International, Inc.	763,028
6,955	Becton, Dickinson and Company	1,250,022
7,180	Biogen, Inc.[a]	2,247,555
44,510	Boston Scientific Corporation[a]	1,059,338
54,728	Bristol-Myers Squibb Company	2,950,934
2,410	C.R. Bard, Inc.	540,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.2%)	Value
Health Care (13.9%) - continued
10,445	Cardinal Health, Inc.	$811,576
25,190	Celgene Corporation[a]	2,633,111
5,560	Centene Corporation[a]	372,298
9,860	Cerner Corporation[a]	608,855
8,390	CIGNA Corporation	1,093,385
1,620	Cooper Companies, Inc.	290,401
5,410	DaVita HealthCare Partners, Inc.[a]	357,439
7,620	Dentsply Sirona, Inc.	452,857
6,970	Edwards Lifesciences Corporation[a]	840,303
31,830	Eli Lilly and Company	2,554,676
6,370	Endo International plc[a]	128,355
20,655	Express Scripts Holding Company[a]	1,456,797
43,160	Gilead Sciences, Inc.	3,414,819
9,620	HCA Holdings, Inc.[a]	727,561
2,680	Henry Schein, Inc.[a]	436,786
9,090	Hologic, Inc.[a]	352,965
4,890	Humana, Inc.	864,992
4,780	Illumina, Inc.[a]	868,335
1,260	Intuitive Surgical, Inc.[a]	913,286
89,770	Johnson & Johnson	10,604,530
3,350	Laboratory Corporation of America Holdings[a]	460,558
3,480	Mallinckrodt, LLC[a]	242,834
7,352	McKesson Corporation	1,225,946
45,139	Medtronic plc	3,900,009
90,573	Merck & Company, Inc.	5,652,661
870	Mettler-Toledo International, Inc.[a]	365,252
14,930	Mylan NVa	569,132
2,740	Patterson Companies, Inc.	125,875
3,560	PerkinElmer, Inc.	199,752
4,660	Perrigo Company plc	430,258
198,770	Pfizer, Inc.	6,732,340
4,530	Quest Diagnostics, Inc.	383,374
2,460	Regeneron Pharmaceuticals, Inc.[a]	988,969
9,334	St. Jude Medical, Inc.	744,480
10,170	Stryker Corporation	1,183,890
12,880	Thermo Fisher Scientific, Inc.	2,048,693
31,160	UnitedHealth Group, Inc.	4,362,400
2,930	Universal Health Services, Inc.	361,035
3,050	Varian Medical Systems, Inc.[a]	303,566
8,080	Vertex Pharmaceuticals, Inc.[a]	704,657
2,640	Waters Corporation[a]	418,414
6,540	Zimmer Biomet Holdings, Inc.	850,331
16,180	Zoetis, Inc.	841,522

	Total	87,929,854

Industrials (9.9%)
19,800	3M Company	3,489,354
1,420	Acuity Brands, Inc.	375,732
4,010	Alaska Air Group, Inc.	264,099
3,131	Allegion plc	215,757
17,230	American Airlines Group, Inc.	630,790
7,640	AMETEK, Inc.	365,039
18,970	Boeing Company	2,499,108
4,690	C.H. Robinson Worldwide, Inc.	330,457
19,080	Caterpillar, Inc.	1,693,731
2,800	Cintas Corporation	315,280
31,000	CSX Corporation	945,500
5,080	Cummins, Inc.	651,002
19,870	Danaher Corporation	1,557,609
9,460	Deere & Company	807,411
24,480	Delta Air Lines, Inc.	963,533
5,090	Dover Corporation	374,827
1,180	Dun & Bradstreet Corporation	161,212
14,784	Eaton Corporation plc	971,457
21,000	Emerson Electric Company	1,144,710

Shares	Common Stock (97.2%)	Value
Industrials (9.9%) - continued
3,920	Equifax, Inc.	$527,553
5,930	Expeditors International of Washington, Inc.	305,514
9,450	Fastenal Company	394,821
8,000	FedEx Corporation	1,397,440
2,500	First Solar, Inc.[a,b]	98,725
4,250	Flowserve Corporation	205,020
4,540	Fluor Corporation	232,993
9,805	Fortive Corporation	499,074
5,040	Fortune Brands Home and Security, Inc.	292,824
9,410	General Dynamics Corporation	1,460,056
294,127	General Electric Company	8,712,042
24,905	Honeywell International, Inc.	2,903,674
10,450	Illinois Tool Works, Inc.	1,252,328
8,400	Ingersoll-Rand plc	570,696
3,960	Jacobs Engineering Group, Inc.[a]	204,811
2,880	JB Hunt Transport Services, Inc.	233,683
30,965	Johnson Controls International plc	1,440,801
3,540	Kansas City Southern	330,353
2,530	L-3 Communications Holdings, Inc.	381,347
8,260	Lockheed Martin Corporation	1,980,087
10,780	Masco Corporation	369,862
10,970	Nielsen Holdings plc	587,663
9,630	Norfolk Southern Corporation	934,688
5,868	Northrop Grumman Corporation	1,255,459
11,457	PACCAR, Inc.	673,442
4,375	Parker Hannifin Corporation	549,194
5,449	Pentair, Ltd.	350,044
6,070	Pitney Bowes, Inc.	110,231
4,940	Quanta Services, Inc.[a]	138,271
9,680	Raytheon Company	1,317,738
7,630	Republic Services, Inc.	384,933
4,270	Robert Half International, Inc.	161,662
4,220	Rockwell Automation, Inc.	516,275
4,260	Rockwell Collins, Inc.	359,288
3,320	Roper Industries, Inc.	605,800
1,760	Ryder System, Inc.	116,072
20,240	Southwest Airlines Company	787,134
4,930	Stanley Black & Decker, Inc.	606,291
2,800	Stericycle, Inc.[a]	224,392
8,820	Textron, Inc.	350,595
1,640	TransDigm Group, Inc.[a]	474,157
27,290	Union Pacific Corporation	2,661,594
9,580	United Continental Holdings, Inc.[a]	502,663
22,710	United Parcel Service, Inc.	2,483,566
2,790	United Rentals, Inc.[a]	218,987
25,430	United Technologies Corporation	2,583,688
5,160	Verisk Analytics, Inc.[a]	419,405
1,820	W.W. Grainger, Inc.	409,209
13,339	Waste Management, Inc.	850,495
5,860	Xylem, Inc.	307,357

	Total	62,490,605

Information Technology (20.7%)
20,340	Accenture plc	2,484,938
22,280	Activision Blizzard, Inc.	987,004
16,290	Adobe Systems, Inc.[a]	1,768,116
10,605	Agilent Technologies, Inc.	499,389
5,680	Akamai Technologies, Inc.[a]	300,983
1,920	Alliance Data Systems Corporation[a]	411,898
9,680	Alphabet, Inc., Class Aa	7,783,301
9,699	Alphabet, Inc., Class Ca	7,538,936
10,110	Amphenol Corporation	656,341
10,100	Analog Devices, Inc.	650,945
177,360	Apple, Inc.	20,050,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.2%)	Value
Information Technology (20.7%) - continued
35,400	Applied Materials, Inc.	$1,067,310
6,350	Autodesk, Inc.[a]	459,295
14,930	Automatic Data Processing, Inc.	1,316,826
12,923	Broadcom, Ltd.	2,229,476
10,272	CA, Inc.	339,798
164,290	Cisco Systems, Inc.	5,211,279
5,080	Citrix Systems, Inc.[a]	432,918
19,780	Cognizant Technology Solutions Corporation[a]	943,704
4,720	Computer Sciences Government Services, Inc.	126,968
33,960	Corning, Inc.	803,154
34,330	eBay, Inc.[a]	1,129,457
9,890	Electronic Arts, Inc.[a]	844,606
2,170	F5 Networks, Inc.[a]	270,469
76,360	Facebook, Inc.[a]	9,794,697
10,740	Fidelity National Information Services, Inc.	827,302
7,200	Fiserv, Inc.[a]	716,184
4,510	FLIR Systems, Inc.	141,704
5,010	Global Payments, Inc.	384,568
4,080	Harris Corporation	373,769
54,326	Hewlett Packard Enterprise Company	1,235,916
55,886	HP, Inc.	867,910
154,910	Intel Corporation	5,847,852
28,440	International Business Machines Corporation	4,517,694
8,050	Intuit, Inc.	885,580
12,480	Juniper Networks, Inc.	300,269
5,120	KLA-Tencor Corporation	356,915
5,260	Lam Research Corporation	498,175
7,870	Linear Technology Corporation	466,612
31,360	MasterCard, Inc.	3,191,507
7,040	Microchip Technology, Inc.	437,466
33,950	Micron Technology, Inc.[a]	603,631
255,550	Microsoft Corporation	14,719,680
5,445	Motorola Solutions, Inc.	415,345
9,100	NetApp, Inc.	325,962
17,360	NVIDIA Corporation	1,189,507
98,527	Oracle Corporation	3,870,141
10,510	Paychex, Inc.	608,214
36,770	PayPal Holdings, Inc.[a]	1,506,467
4,190	Qorvo, Inc.[a]	233,551
48,310	QUALCOMM, Inc.	3,309,235
5,910	Red Hat, Inc.[a]	477,705
21,090	Salesforce.com, Inc.[a]	1,504,350
9,720	Seagate Technology plc	374,706
6,150	Skyworks Solutions, Inc.	468,261
20,124	Symantec Corporation	505,112
11,650	TE Connectivity, Ltd.	750,027
4,260	Teradata Corporation[a]	132,060
32,830	Texas Instruments, Inc.	2,304,009
5,410	Total System Services, Inc.	255,081
3,030	VeriSign, Inc.[a]	237,067
61,720	Visa, Inc.	5,104,244
9,323	Western Digital Corporation	545,116
15,950	Western Union Company	332,079
27,835	Xerox Corporation	281,969
8,310	Xilinx, Inc.	451,565
28,590	Yahoo!, Inc.[a]	1,232,229

	Total	130,889,092

Materials (2.7%)
7,090	Air Products and Chemicals, Inc.	1,065,911
3,680	Albemarle Corporation	314,603
42,994	Alcoa, Inc.	435,959

Shares	Common Stock (97.2%)	Value
Materials (2.7%) - continued
2,910	Avery Dennison Corporation	$226,369
5,700	Ball Corporation	467,115
7,630	CF Industries Holdings, Inc.	185,791
36,993	Dow Chemical Company	1,917,347
28,771	E.I. du Pont de Nemours and Company	1,926,794
4,830	Eastman Chemical Company	326,894
8,610	Ecolab, Inc.	1,048,009
4,370	FMC Corporation	211,246
39,892	Freeport-McMoRan, Inc.	433,227
2,610	International Flavors & Fragrances, Inc.	373,152
13,401	International Paper Company	642,980
11,160	LyondellBasell Industries NV	900,166
2,080	Martin Marietta Materials, Inc.	372,549
14,358	Monsanto Company	1,467,388
11,420	Mosaic Company	279,333
17,388	Newmont Mining Corporation	683,175
10,470	Nucor Corporation	517,741
5,290	Owens-Illinois, Inc.[a]	97,283
8,720	PPG Industries, Inc.	901,299
9,340	Praxair, Inc.	1,128,552
6,432	Sealed Air Corporation	294,714
4,370	Vulcan Materials Company	497,000
8,219	Westrock Company	398,457

	Total	17,113,054

Real Estate (3.0%)
13,920	American Tower Corporation	1,577,554
5,116	Apartment Investment & Management Company	234,876
4,491	AvalonBay Communities, Inc.	798,679
5,030	Boston Properties, Inc.	685,539
9,740	CBRE Group, Inc.[a]	272,525
11,020	Crown Castle International Corporation	1,038,194
4,800	Digital Realty Trust, Inc.	466,176
2,316	Equinix, Inc.	834,339
11,960	Equity Residential	769,387
2,140	Essex Property Trust, Inc.	476,578
4,120	Extra Space Storage, Inc.	327,169
2,320	Federal Realty Investment Trust	357,118
19,080	General Growth Properties, Inc.	526,608
15,340	HCP, Inc.	582,153
24,371	Host Hotels & Resorts, Inc.	379,456
8,012	Iron Mountain, Inc.	300,690
13,740	Kimco Realty Corporation	397,773
3,950	Macerich Company	319,436
17,126	Prologis, Inc.	916,926
4,870	Public Storage, Inc.	1,086,692
8,460	Realty Income Corporation	566,228
10,274	Simon Property Group, Inc.	2,126,821
3,280	SL Green Realty Corporation	354,568
8,750	UDR, Inc.	314,912
11,500	Ventas, Inc.	812,245
5,617	Vornado Realty Trust	568,497
11,730	Welltower, Inc.	877,052
24,570	Weyerhaeuser Company	784,766

	Total	18,752,957

Telecommunications Services (2.6%)
202,406	AT&T, Inc.	8,219,708
17,995	CenturyLink, Inc.	493,603
38,458	Frontier Communications Corporation[b]	159,985
9,541	Level 3 Communications, Inc.[a]	442,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

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Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (97.2%)	Value
Telecommunications Services (2.6%) - continued
133,796	Verizon Communications, Inc.	$6,954,716

	Total	16,270,524

Utilities (3.2%)
21,490	AES Corporation	276,146
7,460	Alliant Energy Corporation	285,793
7,960	Ameren Corporation	391,473
16,110	American Electric Power Company, Inc.	1,034,423
5,840	American Water Works Company, Inc.	437,066
14,073	CenterPoint Energy, Inc.	326,916
9,150	CMS Energy Corporation	384,392
9,980	Consolidated Edison, Inc.	751,494
20,524	Dominion Resources, Inc.	1,524,317
5,890	DTE Energy Company	551,716
22,552	Duke Energy Corporation	1,805,062
10,680	Edison International, Inc.	771,630
5,870	Entergy Corporation	450,405
10,420	Eversource Energy	564,556
30,214	Exelon Corporation	1,005,824
13,874	FirstEnergy Corporation	458,952
15,340	NextEra Energy, Inc.	1,876,389
10,549	NiSource, Inc.	254,336
10,240	NRG Energy, Inc.	114,790
16,340	PG&E Corporation	999,518
3,650	Pinnacle West Capital Corporation	277,364
22,270	PPL Corporation	769,874
16,590	Public Service Enterprise Group, Inc.	694,623
4,690	SCANA Corporation	339,415
8,185	Sempra Energy	877,350
32,070	Southern Company	1,645,191
10,366	WEC Energy Group, Inc.	620,716
16,645	Xcel Energy, Inc.	684,775

	Total	20,174,506

	Total Common Stock (cost $398,148,110)	613,843,549

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,402,508	Thrivent Cash Management Trust	1,402,508

	Total Collateral Held for Securities Loaned (cost $1,402,508)	1,402,508

Shares or Principal Amount	Short-Term Investments (2.7%)[d]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.300%, 10/5/2016[e]	99,999
100,000	0.369%, 10/7/2016[e]	99,998
100,000	0.370%, 10/14/2016[e]	99,994
100,000	0.300%, 11/2/2016[e]	99,982
100,000	0.325%, 11/14/2016[e]	99,974
100,000	0.320%, 11/16/2016[e]	99,973
100,000	0.344%, 11/30/2016[e]	99,965
400,000	0.345%, 12/2/2016[e]	399,827

Shares or Principal Amount	Short-Term Investments (2.7%)[d]	Value
	Thrivent Core Short-Term Reserve Fund
1,602,505	0.750%	$16,025,053

	Total Short-Term Investments (cost $17,124,628)	17,124,765

	Total Investments (cost $416,675,246) 100.1%	$632,370,822

	Other Assets and Liabilities, Net (0.1%)	(575,301)

	Total Net Assets 100.0%	$631,795,521

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2016:

Securities Lending Transactions

Common Stock	$1,378,738

Total lending	$1,378,738
Gross amount payable upon return of collateral for securities loaned	$1,402,508

Net amounts due to counterparty	$23,770

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$226,181,856
Gross unrealized depreciation	(10,486,280)

Net unrealized appreciation (depreciation)	$215,695,576

Cost for federal income tax purposes	$416,675,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	76,463,780	76,463,780	–	–
Consumer Staples	60,800,692	60,795,475	–	5,217
Energy	44,624,206	44,624,206	–	–
Financials	78,334,279	78,334,279	–	–
Health Care	87,929,854	87,929,854	–	–
Industrials	62,490,605	62,490,605	–	–
Information Technology	130,889,092	130,889,092	–	–
Materials	17,113,054	17,113,054	–	–
Real Estate	18,752,957	18,752,957	–	–
Telecommunications Services	16,270,524	16,270,524	–	–
Utilities	20,174,506	20,174,506	–	–
Short-Term Investments	1,099,712	–	1,099,712	–

Subtotal Investments in Securities	$614,943,261	$613,838,332	$1,099,712	$5,217

Other Investments*	Total
Short-Term Investments	16,025,053
Collateral Held for Securities Loaned	1,402,508

Subtotal Other Investments	$17,427,561

Total Investments at Value	$632,370,822

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	53,731	53,731	–	–

Total Asset Derivatives	$53,731	$53,731	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $1,099,712 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P 500 Index	157	December 2016	$16,905,409	$16,959,140	$53,731
Total Futures Contracts					$53,731

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust- Collateral Investment	$1,894,887	$27,467,057	$27,959,436	1,402,508	$1,402,508	$21,870
Cash Management Trust- Short Term Investment	16,796,121	24,089,679	40,885,800	–	–	15,487
Core Short-Term Reserve Fund	–	74,091,445	58,066,392	1,602,505	16,025,053	47,508
Total Value and Income Earned	$18,691,008				$17,427,561	$84,865

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Basic Materials (0.5%)
	Fortescue Metals Group, Ltd., Term Loan
$3,540,117	3.750%, 6/30/2019	$3,535,267

	Total	3,535,267

Capital Goods (0.3%)
	Cortes NP Acquisition Corporation, Term Loan
2,300,000	0.000%, 10/3/2023[b,c]	2,248,250

	Total	2,248,250

Consumer Cyclical (1.8%)
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,243,923
	Mohegan Tribal Gaming Authority, Term Loan
2,560,706	5.500%, 6/15/2018	2,558,145
3,304,800	0.000%, 9/30/2023[b,c]	3,284,145
	Scientific Games International, Inc., Term Loan
4,961,625	6.000%, 10/1/2021	4,969,216

	Total	14,055,429

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,050,000	8.500%, 8/23/2021	1,101,513

	Total	1,101,513

	Total Bank Loans (cost $20,441,998)	20,940,459

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,736,379	5.746%, 5/25/2036[d]	1,171,881

	Total	1,171,881

Basic Materials (4.5%)
	Alcoa Netherlands Holding BV
1,575,000	6.750%, 9/30/2024[e,f]	1,636,031
1,575,000	7.000%, 9/30/2026[e]	1,628,156
	ArcelorMittal SA
2,065,000	6.500%, 3/1/2021[f]	2,297,312
	Bluescope Steel Finance, Ltd.
2,620,000	6.500%, 5/15/2021[e]	2,770,650
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[e]	2,039,625
2,140,000	7.000%, 2/15/2021[e]	1,915,300
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[e]	1,645,128
	HudBay Minerals, Inc.
3,070,000	9.500%, 10/1/2020	3,078,443
	INEOS Group Holdings SA
3,145,000	5.625%, 8/1/2024[e,f]	3,086,031
	Midwest Vanadium, Pty. Ltd.
3,268,453	11.500%, 2/15/2018*,g	49,027
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[e]	1,666,163
2,240,000	5.875%, 9/30/2026[e]	2,293,200
	PQ Corporation
1,050,000	6.750%, 11/15/2022[e]	1,113,000
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023	3,309,513

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Basic Materials (4.5%) - continued
	Teck Resources, Ltd.
$1,570,000	8.000%, 6/1/2021[e]	$1,707,375
1,050,000	8.500%, 6/1/2024[e,f]	1,202,250
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[e]	2,014,950
	Versum Materials, Inc.
1,570,000	5.500%, 9/30/2024[e]	1,613,175

	Total	35,065,329

Capital Goods (8.9%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020*,h	186,875
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019*,h	190,300
	AECOM
2,660,000	5.750%, 10/15/2022	2,793,825
1,065,000	5.875%, 10/15/2024	1,136,887
	Aircastle, Ltd.
3,200,000	5.000%, 4/1/2023	3,352,000
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,601,837
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[e]	4,462,350
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,465,550
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[e]	3,864,644
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[e]	4,269,300
	Cemex Finance, LLC
2,245,000	9.375%, 10/12/2022[e]	2,461,081
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[e]	2,783,550
	CNH Industrial Capital, LLC
1,680,000	3.625%, 4/15/2018	1,701,000
1,800,000	4.375%, 11/6/2020	1,881,000
	CNH Industrial NV
1,800,000	4.500%, 8/15/2023	1,815,300
	Eagle Materials, Inc.
1,570,000	4.500%, 8/1/2026	1,591,062
	Huntington Ingalls Industries, Inc.
2,650,000	5.000%, 11/15/2025[e]	2,802,375
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[e]	2,745,600
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[e]	3,300,250
	Reynolds Group Issuer, Inc.
2,630,000	8.250%, 2/15/2021	2,741,775
2,175,000	5.125%, 7/15/2023[e]	2,245,687
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,059,325
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	2,988,000
	United Rentals North America, Inc.
1,625,000	6.125%, 6/15/2023	1,704,219
1,660,000	5.500%, 7/15/2025	1,693,200
2,620,000	5.875%, 9/15/2026	2,698,600

	Total	69,535,592

Communications Services (18.3%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[e,f]	1,139,400
790,000	6.625%, 2/15/2023[e]	810,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Communications Services (18.3%) - continued
$3,145,000	7.500%, 5/15/2026[e]	$3,274,731
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[e]	1,115,625
540,000	8.125%, 1/15/2024[e,f]	558,900
	Altice US Finance I Corporation
2,900,000	5.500%, 5/15/2026[e]	2,979,750
	AMC Networks, Inc.
3,800,000	4.750%, 12/15/2022	3,847,500
3,100,000	5.000%, 4/1/2024	3,119,375
	CCO Holdings, LLC
2,165,000	5.250%, 3/15/2021	2,251,600
2,165,000	5.250%, 9/30/2022	2,262,425
5,500,000	5.875%, 4/1/2024[e]	5,867,950
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[e]	2,650,000
	CenturyLink, Inc.
3,935,000	7.500%, 4/1/2024[f]	4,200,613
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,326,794
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[e]	5,366,636
	CSC Holdings, LLC
820,000	5.500%, 4/15/2027[e]	838,450
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,604,400
3,220,000	6.000%, 4/15/2021*	2,844,548
	Frontier Communications Corporation
5,368,000	10.500%, 9/15/2022	5,690,080
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[e]	3,586,700
	Hughes Satellite Systems Corporation
6,810,000	6.625%, 8/1/2026[e]	6,571,650
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,135,000
	Level 3 Financing, Inc.
1,620,000	6.125%, 1/15/2021	1,680,750
2,620,000	5.250%, 3/15/2026[e]	2,705,150
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[e,f]	3,396,600
	Neptune Finco Corporation
5,630,000	10.875%, 10/15/2025[e]	6,587,100
	Nexstar Escrow Corporation
3,500,000	5.625%, 8/1/2024[e]	3,508,750
	SFR Group SA
3,590,000	6.000%, 5/15/2022[e]	3,661,800
2,710,000	6.250%, 5/15/2024[e]	2,692,255
2,620,000	7.375%, 5/1/2026[e]	2,678,138
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[e]	1,632,800
	Sprint Communications, Inc.
10,325,000	9.000%, 11/15/2018[e]	11,396,219
2,870,000	7.000%, 3/1/2020[e]	3,078,075
	Sprint Corporation
7,215,000	7.625%, 2/15/2025	7,142,850
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,917,912
3,450,000	6.000%, 4/15/2024	3,691,500
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[e]	5,291,250

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Communications Services (18.3%) - continued
	Univision Communications, Inc.
$2,713,000	6.750%, 9/15/2022[e]	$2,879,171
1,410,000	5.125%, 2/15/2025[e]	1,418,812
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[e]	1,187,550
1,050,000	5.500%, 8/15/2026[e]	1,071,000
	WMG Acquisition Corporation
785,000	5.000%, 8/1/2023[e]	796,775
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,160,500
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[e]	1,320,000

	Total	142,937,821

Consumer Cyclical (13.6%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[e]	3,930,875
	Beazer Homes USA, Inc.
1,040,000	8.750%, 3/15/2022[e]	1,097,200
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[e]	3,999,600
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,772,275
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,677,440
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,497,375
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,218,137
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[e]	4,113,400
	Dollar Tree, Inc.
2,120,000	5.750%, 3/1/2023	2,281,650
	Goodyear Tire & Rubber Company
3,150,000	5.000%, 5/31/2026	3,240,563
	Hanesbrands, Inc.
1,950,000	4.875%, 5/15/2026[e]	1,993,875
	Hilton Escrow Issuer, LLC
1,310,000	4.250%, 9/1/2024[e]	1,336,200
	KB Home
1,070,000	7.250%, 6/15/2018	1,142,225
2,000,000	8.000%, 3/15/2020[f]	2,227,500
1,580,000	7.500%, 9/15/2022	1,714,300
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,809,425
1,860,000	5.625%, 2/15/2022	2,078,550
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,116,975
3,190,000	4.750%, 5/30/2025	3,237,850
	Live Nation Entertainment, Inc.
3,918,000	5.375%, 6/15/2022[e]	4,045,335
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	4,115,137
	Masonite International Corporation
2,065,000	5.625%, 3/15/2023[e]	2,178,575
	Mohegan Tribal Gaming Authority
3,150,000	7.875%, 10/15/2024[c,e]	3,142,125
	New Cotai, LLC
2,113,387	10.625%, 5/1/2019*	1,162,363
	PulteGroup, Inc.
2,095,000	5.500%, 3/1/2026	2,199,750
2,355,000	5.000%, 1/15/2027	2,365,362
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	813,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Cyclical (13.6%) - continued
$960,000	5.000%, 4/15/2023	$974,400
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,343,031
3,160,000	6.375%, 4/1/2023[e]	3,410,177
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	1,664,400
	Seminole Indian Tribe of Florida
3,280,000	7.804%, 10/1/2020*	3,296,400
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[e,f]	2,744,950
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,703,000
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,726,500
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,g	1,828,000
	West Corporation
2,560,000	5.375%, 7/15/2022[e]	2,508,800
	WMG Acquisition Corporation
4,039,000	6.750%, 4/15/2022[e]	4,271,243
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[e]	2,210,175
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[e]	2,253,308
2,125,000	4.750%, 4/29/2025[e]	2,231,250

	Total	105,673,396

Consumer Non-Cyclical (11.2%)
	Albertsons Companies, LLC
2,620,000	6.625%, 6/15/2024[e]	2,724,800
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,811,000
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,362,950
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[e]	4,367,200
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[e]	3,776,025
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,548,825
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,929,337
4,810,000	5.875%, 3/15/2022	5,303,025
2,035,000	4.750%, 5/1/2023	2,121,487
3,705,000	5.375%, 2/1/2025	3,825,413
3,360,000	5.875%, 2/15/2026	3,582,600
1,400,000	4.500%, 2/15/2027	1,408,750
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[e]	3,233,750
4,705,000	5.750%, 6/15/2025[e]	4,622,663
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[e]	4,504,250
	Post Holdings, Inc.
3,210,000	5.000%, 8/15/2026[e]	3,193,950
	Prestige Brands, Inc.
790,000	6.375%, 3/1/2024[e]	839,375
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,855,200
	Spectrum Brands Escrow Corporation
2,030,000	6.625%, 11/15/2022	2,192,400
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,289,600

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Non-Cyclical (11.2%) - continued
	Teleflex, Inc.
$2,525,000	5.250%, 6/15/2024	$2,632,312
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,436,875
1,900,000	8.125%, 4/1/2022	1,900,000
	TreeHouse Foods, Inc.
4,155,000	4.875%, 3/15/2022	4,300,425
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[e]	2,411,500
2,645,000	5.500%, 3/1/2023[e]	2,261,475
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[e]	3,068,877

	Total	87,504,064

Energy (11.0%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,596,887
2,640,000	5.625%, 6/1/2023	2,689,500
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024[e]	2,376,000
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	4,917,750
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022[f]	3,660,825
2,610,000	4.500%, 4/15/2023	2,505,600
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,459,350
2,635,000	6.250%, 4/1/2023	2,667,938
	Holly Energy Partners, LP
915,000	6.000%, 8/1/2024[e]	947,025
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,279,575
1,590,000	5.000%, 3/1/2021	930,150
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[e]	861,144
3,160,000	6.375%, 1/30/2023[e]	2,500,350
	MPLX, LP
4,740,000	4.875%, 12/1/2024	4,902,705
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,354,150
	Oasis Petroleum, Inc.
3,400,000	6.875%, 1/15/2023[f]	3,247,000
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,272,375
1,060,000	6.500%, 12/15/2021	959,300
1,350,000	5.250%, 11/15/2024	1,100,250
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[e,f]	4,085,950
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,754,662
1,060,000	7.250%, 5/1/2023[f]	1,134,200
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022	4,427,800
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,793,781
2,085,000	5.625%, 3/1/2025	2,241,375
2,620,000	5.875%, 6/30/2026[e]	2,847,613
	Sunoco, LP
2,665,000	5.500%, 8/1/2020[e]	2,708,306
1,330,000	6.375%, 4/1/2023[e]	1,366,575
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019	2,556,000
2,130,000	6.250%, 10/15/2022	2,273,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Energy (11.0%) - continued
	Weatherford International, Ltd.
$2,095,000	7.750%, 6/15/2021[f]	$2,074,050
2,355,000	4.500%, 4/15/2022[f]	1,989,975
	Whiting Petroleum Corporation
1,045,000	5.000%, 3/15/2019	1,011,038
1,047,000	5.750%, 3/15/2021[f]	978,945
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020	2,315,925
2,670,000	8.250%, 8/1/2023	2,870,250

	Total	85,658,094

Financials (7.5%)
	AerCap Ireland Capital, Ltd.
1,595,000	4.625%, 10/30/2020	1,674,750
1,870,000	3.950%, 2/1/2022	1,916,750
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,751,725
2,380,000	4.125%, 2/13/2022	2,406,775
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[e,f]	3,880,988
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[e,i]	1,220,625
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 4/29/2049[f,i]	1,581,037
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,817,400
	CIT Group, Inc.
3,765,000	3.875%, 2/19/2019	3,845,006
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[e,f,i]	1,018,805
	CyrusOne, LP
3,540,000	6.375%, 11/15/2022	3,749,079
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[e]	3,637,858
	HSBC Holdings plc
1,040,000	6.875%, 12/29/2049[i]	1,081,600
	Icahn Enterprises, LP
3,860,000	6.000%, 8/1/2020	3,879,300
	ILFC E-Capital Trust II
1,895,000	4.250%, 12/21/2065[e,j]	1,511,262
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,583,750
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[e,i]	1,203,255
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,242,660
3,010,000	5.500%, 5/1/2024	3,163,510
	Prime Security Services Borrower, LLC
3,250,000	9.250%, 5/15/2023[e]	3,542,500
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[e]	4,223,088
	Royal Bank of Scotland Group plc
1,865,000	7.500%, 12/29/2049[i]	1,711,138

	Total	58,642,861

Foreign Government (0.3%)
	Argentina Government International Bond
2,100,000	7.500%, 4/22/2026[e]	2,368,800

	Total	2,368,800

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Technology (6.8%)
	Alliance Data Systems Corporation
$6,880,000	5.375%, 8/1/2022[e]	$6,708,000
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,747,362
	Cengage Learning, Inc.
5,230,000	9.500%, 6/15/2024[e]	5,321,525
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[e]	5,091,344
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[e]	1,115,596
1,570,000	7.125%, 6/15/2024[e]	1,726,761
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,384,063
1,030,000	5.875%, 1/15/2026	1,107,250
	First Data Corporation
3,000,000	5.375%, 8/15/2023[e]	3,090,000
1,910,000	7.000%, 12/1/2023[e]	2,019,825
	Micron Technology, Inc.
3,140,000	5.250%, 8/1/2023[e]	3,100,750
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[e]	3,984,337
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[e]	2,461,700
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[e]	5,064,800
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,673,475
	Western Digital Corporation
3,200,000	10.500%, 4/1/2024[e]	3,712,000

	Total	53,308,788

Transportation (4.0%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[e]	3,086,325
	American Airlines Pass Through Trust
3,331,782	5.600%, 7/15/2020[e]	3,485,877
	Avis Budget Car Rental, LLC
1,670,000	5.125%, 6/1/2022[e,f]	1,675,219
3,550,000	5.500%, 4/1/2023[f]	3,581,063
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	1,975,575
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	1,546,125
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[f]	1,221,000
1,895,000	8.125%, 11/15/2021[e]	1,392,825
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[e,f]	1,444,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,126,750
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021[g]	744,000
	United Airlines Pass Through Trust
1,275,235	5.375%, 8/15/2021	1,326,244
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[e,f]	4,910,175
1,570,000	6.125%, 9/1/2023[e]	1,609,250

	Total	31,124,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
$900,000	0.875%, 11/30/2016	$900,976

	Total	900,976

Utilities (3.7%)
	AES Corporation
2,650,000	4.875%, 5/15/2023	2,689,750
	Calpine Corporation
3,720,000	5.375%, 1/15/2023[f]	3,706,050
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,914,750
	Dynegy, Inc.
4,720,000	7.625%, 11/1/2024[f]	4,635,040
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[e,i]	2,444,000
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	4,223,775
	Holly Energy Partners, LP
2,700,000	6.500%, 3/1/2020	2,784,375
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,800,609
	Targa Resources Partners, LP
1,570,000	5.375%, 2/1/2027[c,e]	1,579,812

	Total	28,778,161

	Total Long-Term Fixed Income (cost $703,947,806)	702,670,191

Shares	Preferred Stock (1.3%)	Value
Consumer Staples (0.2%)
43,350	CHS, Inc., 7.100%[i]	1,298,766

	Total	1,298,766

Financials (1.1%)
62,331	Citigroup, Inc., 6.875%[i]	1,795,756
48,000	Discover Financial Services 6.500%[i]	1,251,840
86,021	Goldman Sachs Group, Inc., 5.500%[i]	2,306,223
20,016	Morgan Stanley, 6.875%[i]	589,071
18,720	PNC Financial Services Group, Inc., 6.125%[i]	546,063
1,560	Wells Fargo & Company, Convertible, 7.500%[i]	2,041,416

	Total	8,530,369

	Total Preferred Stock (cost $9,184,908)	9,829,135

Shares	Registered Investment Companies (0.8%)	Value

Equity Funds/ETFs (0.8%)
54,500	Energy Select Sector SPDR Fund	3,848,245
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[f]	2,240,295

	Total	6,088,540

	Total Registered Investment Companies (cost $5,352,249)	6,088,540

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[k,l]	12

	Total	12

Shares	Common Stock (0.1%)	Value
Energy (0.1%)
7,311	Vantage Drilling International[l]	$577,569

	Total	577,569

Financials (<0.1%)
10	New Cotai, LLC[k,l]	0

	Total	0

	Total Common Stock (cost $7,237,186)	577,581

Shares	Collateral Held for Securities Loaned (8.4%)	Value
65,375,478	Thrivent Cash Management Trust	65,375,478

	Total Collateral Held for Securities Loaned (cost $65,375,478)	65,375,478

Shares or Principal Amount	Short-Term Investments (4.5%)[m]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.290%, 11/2/2016	399,927
	Thrivent Core Short-Term Reserve Fund
3,482,771	0.750%	34,827,704

	Total Short-Term Investments (cost $35,227,601)	35,227,631

	Total Investments (cost $846,767,226) 107.8%	$840,709,015

	Other Assets and Liabilities, Net (7.8%)	(60,661,112)

	Total Net Assets 100.0%	$780,047,903

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $331,123,063 or 42.4% of total net assets.

f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of September 30, 2016 was $15,291,788 or 2.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Abengoa Finance SAU, 2/1/2020	12/6/2013	$3,250,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,460,000
Digicel, Ltd., 4/15/2021	3/19/2013	3,220,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,095,017
New Cotai, LLC, 5/1/2019	4/15/2013	2,167,325
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,131,700
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of September 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$60,769,305
Common Stock	2,238,372

Total lending	$63,007,677
Gross amount payable upon return of collateral for securities loaned	$65,375,478

Net amounts due to counterparty	$2,367,801

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,713,107
Gross unrealized depreciation	(34,771,318)

Net unrealized appreciation (depreciation)	$(6,058,211)

Cost for federal income tax purposes	$846,767,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,535,267	–	3,535,267	–
Capital Goods	2,248,250	–	–	2,248,250
Consumer Cyclical	14,055,429	–	14,055,429	–
Energy	1,101,513	–	1,101,513	–
Long-Term Fixed Income
Asset-Backed Securities	1,171,881	–	1,171,881	–
Basic Materials	35,065,329	–	35,065,329	–
Capital Goods	69,535,592	–	69,535,592	–
Communications Services	142,937,821	–	142,937,821	–
Consumer Cyclical	105,673,396	–	105,673,396	–
Consumer Non-Cyclical	87,504,064	–	87,504,064	–
Energy	85,658,094	–	85,658,094	–
Financials	58,642,861	–	58,642,861	–
Foreign Government	2,368,800	–	2,368,800	–
Technology	53,308,788	–	53,308,788	–
Transportation	31,124,428	–	31,124,428	–
U.S. Government and Agencies	900,976	–	900,976	–
Utilities	28,778,161	–	28,778,161	–
Preferred Stock
Consumer Staples	1,298,766	1,298,766	–	–
Financials	8,530,369	8,530,369	–	–
Registered Investment Companies
Equity Funds/ETFs	6,088,540	6,088,540	–	–
Common Stock
Consumer Discretionary	12	–	–	12
Energy	577,569	577,569	–	–
Financials^	–	–	–	–
Short-Term Investments	399,927	–	399,927	–

Subtotal Investments in Securities	$740,505,833	$16,495,244	$721,762,327	$2,248,262

Other Investments*	Total
Short-Term Investments	34,827,704
Collateral Held for Securities Loaned	65,375,478

Subtotal Other Investments	$100,203,182

Total Investments at Value	$840,709,015

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust- Collateral Investment	$42,864,685	$194,534,815	$172,024,022	65,375,478	$65,375,478	$251,016
Cash Management Trust- Short Term Investment	46,291,200	50,786,543	97,077,743	–	–	42,714
Core Short-Term Reserve Fund	–	124,005,475	89,177,771	3,482,770	34,827,704	49,321
Total Value and Income Earned	$89,155,885				$100,203,182	$343,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.2%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$984,223	3.750%, 6/30/2019	$982,875
	Ineos US Finance, LLC, Term Loan
1,514,473	3.750%, 12/15/2020	1,517,123

	Total	2,499,998

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,498,222	3.750%, 10/9/2019	1,498,926
	Berry Plastics Group, Inc., Term Loan
1,422,757	3.500%, 2/8/2020	1,423,653
	Cortes NP Acquisition Corporation, Term Loan
725,000	0.000%, 10/3/2023[b,c]	708,688

	Total	3,631,267

Communications Services (1.1%)
	CSC Holdings, LLC, Term Loan
773,063	5.000%, 10/9/2022	773,866
	Hargray Communications Group, Inc., Term Loan
1,524,442	5.250%, 6/26/2019	1,530,799
	Intelsat Jackson Holdings SA, Term Loan
239,713	3.750%, 6/30/2019	227,672
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,606,800
	LTS Buyer, LLC, Term Loan
1,540,102	4.088%, 4/13/2020	1,539,625
	NEP/NCP Holdco, Inc., Term Loan
1,544,489	4.250%, 1/22/2020	1,536,767
	Numericable US, LLC, Term Loan
1,542,250	4.752%, 2/10/2023	1,552,367
824,673	TNS, Inc., Term Loan
	5.000%, 2/14/2020	829,316
	Univision Communications, Inc., Term Loan
1,604,192	4.000%, 3/1/2020	1,606,951
	Virgin Media Investment Holdings, Ltd., Term Loan
727,314	3.649%, 6/30/2023	730,209
	WideOpenWest Finance, LLC, Term Loan
725,000	4.500%, 8/18/2023	721,527
	Yankee Cable Acquisition, LLC, Term Loan
1,441,022	4.250%, 3/1/2020	1,440,128
	Zayo Group, LLC, Term Loan
1,398,974	3.750%, 5/6/2021	1,404,808

	Total	15,500,835

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
1,540,500	5.000%, 8/1/2021	1,538,575
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	3.500%, 8/13/2021	1,310,521
	Cengage Learning Acquisitions, Term Loan
847,875	5.250%, 6/7/2023	846,815
	IMG Worldwide, Inc., Term Loan
1,234,217	5.250%, 5/6/2021	1,237,611

Principal Amount	Bank Loans (3.2%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Jack Ohio Finance, LLC, Term Loan
$559,059	5.000%, 6/20/2019[b,c]	$546,016
	Mohegan Tribal Gaming Authority, Term Loan
605,000	0.000%, 9/30/2023[b,c]	601,219

	Total	6,080,757

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
826,667	4.750%, 6/22/2023	834,561
	CHS/Community Health Systems, Inc., Term Loan
735,071	4.000%, 1/27/2021	721,105
	JBS USA, LLC, Term Loan
942,875	4.000%, 10/30/2022	941,696
	McGraw-Hill Global Education Holdings, LLC, Term Loan
433,912	5.000%, 5/4/2022	436,191
	Ortho-Clinical Diagnostics, Inc., Term Loan
719,480	4.750%, 6/30/2021	702,694
	Sterigenics-Nordion Holdings, LLC, Term Loan
737,550	4.250%, 5/16/2022	739,394
	Valeant Pharmaceuticals International, Inc., Term Loan
2,168,509	5.500%, 4/1/2022	2,174,147

	Total	6,549,788

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,548,913	7.500%, 5/16/2018[d]	1,182,332
	Houston Fuel Oil Terminal, LLC, Term Loan
373,096	4.250%, 8/19/2021	365,634
	McJunkin Red Man Corporation, Term Loan
419,162	5.000%, 11/8/2019	408,335
	MEG Energy Corporation, Term Loan
148,829	3.750%, 3/31/2020	138,534
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	57,000

	Total	2,151,835

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
711,750	7.000%, 12/31/2019	697,337
	WaveDivision Holdings, LLC, Term Loan
1,540,028	4.000%, 10/15/2019	1,539,381

	Total	2,236,718

Technology (0.3%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
907,497	3.524%, 2/1/2023	917,834
	First Data Corporation, Term Loan
1,479,583	4.525%, 3/24/2021	1,489,851
	ON Semiconductor Corporation, Term Loan
725,000	3.776%, 9/19/2023	727,980
	Syniverse Holdings, Inc., Term Loan
600,291	4.000%, 4/23/2019	529,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.2%)[a]	Value
Technology (0.3%) - continued
	Western Digital Corporation, Term Loan
$1,007,475	4.500%, 4/29/2023	$1,016,925

	Total	4,682,047

Transportation (0.1%)
	XPO Logistics, Inc., Term Loan
1,538,394	4.250%, 10/30/2021	1,546,409

	Total	1,546,409

Utilities (0.1%)
	Calpine Corporation, Term Loan
1,243,110	3.590%, 5/27/2022	1,245,796

	Total	1,245,796

	Total Bank Loans (cost $46,157,239)	46,125,450

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Asset-Backed Securities (1.1%)
	Bayview Opportunity Master Fund Trust
3,006,763	3.721%, 7/28/2035[e,f]	3,004,634
	CAM Mortgage, LLC
540,463	3.500%, 7/15/2064*,f	540,451
	Delta Air Lines, Inc.
1,748,359	4.250%, 7/30/2023	1,805,180
	GMAC Mortgage Corporation Loan Trust
1,355,975	1.024%, 8/25/2035[g,h]	1,271,017
2,468,922	0.704%, 12/25/2036[g,h]	2,229,500
	IndyMac Seconds Asset-Backed Trust
469,024	0.865%, 10/25/2036[g,h]	299,728
	Preferred Term Securities XXIII, Ltd.
2,265,142	1.050%, 12/22/2036*,h	1,680,441
	Renaissance Home Equity Loan Trust
1,984,433	5.746%, 5/25/2036[f]	1,339,292
	Vericrest Opportunity Loan Transferee
1,971,797	3.500%, 6/26/2045[e]	1,971,921
2,680,117	4.250%, 2/26/2046[e]	2,704,419

	Total	16,846,583

Basic Materials (2.8%)
	Air Liquide Finance SA
3,200,000	2.250%, 9/27/2023[e]	3,206,122
	Anglo American plc
1,280,000	3.625%, 5/14/2020[e]	1,280,000
	Barrick Gold Corporation
1,879,000	4.100%, 5/1/2023	2,026,349
	BHP Billiton Finance USA, Ltd.
1,250,000	6.250%, 10/19/2075[e,i]	1,353,125
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,787,533
	Freeport-McMoRan, Inc.
1,940,000	3.550%, 3/1/2022	1,765,400
2,675,000	3.875%, 3/15/2023	2,400,599
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[e]	3,950,338
	Glencore Funding, LLC
3,190,000	3.125%, 4/29/2019[e,i]	3,202,760
3,180,000	4.125%, 5/30/2023[e]	3,164,100
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,237,399

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Basic Materials (2.8%) - continued
$1,190,000	4.800%, 6/15/2044	$1,256,072
	Kinross Gold Corporation
1,920,000	5.950%, 3/15/2024	2,005,056
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,223,030
1,270,000	5.750%, 4/15/2024	1,514,751
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026[e]	3,209,075
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,479,397
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	57,220

	Total	41,118,326

Capital Goods (2.1%)
	AECOM
1,870,000	5.875%, 10/15/2024	1,996,225
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[e]	2,190,626
	Bombardier, Inc.
1,280,000	7.500%, 3/15/2025[e]	1,179,200
	General Electric Capital Corporation
3,200,000	1.850%, 3/15/2023[h]	3,211,091
	L-3 Communications Corporation
2,560,000	4.750%, 7/15/2020	2,795,479
1,280,000	4.950%, 2/15/2021	1,412,653
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,537,047
3,170,000	3.550%, 6/1/2022	3,406,289
960,000	2.900%, 7/1/2026	973,301
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,977,314
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,466,294
1,280,000	4.300%, 3/1/2024	1,375,616
630,000	3.875%, 3/1/2025	663,588
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,275,000
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,440,821

	Total	30,900,544

Collateralized Mortgage Obligations (0.7%)
	CitiMortgage Alternative Loan Trust
1,573,069	5.750%, 4/25/2037	1,350,086
	Countrywide Alternative Loan Trust
2,071,454	6.000%, 1/25/2037	1,982,663
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,902,129	1.277%, 4/25/2047[h]	1,616,488
	Wachovia Mortgage Loan Trust, LLC
1,419,595	3.032%, 5/20/2036	1,249,765
	WaMu Mortgage Pass Through Certificates
488,590	0.815%, 10/25/2045[h]	461,790
	Washington Mutual Mortgage Pass Through Certificates Trust
3,341,299	1.257%, 2/25/2047[h]	2,489,151

	Total	9,149,943

Commercial Mortgage-Backed Securities (0.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,121,208	5.331%, 2/11/2044	2,136,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Commercial Mortgage-Backed Securities (0.2%) - continued
	Citigroup/Deutsche Bank Commercial Mortgage Trust
$819,364	5.322%, 12/11/2049	$822,863
	Credit Suisse First Boston Mortgage Securities
157,219	5.542%, 1/15/2049	157,224

	Total	3,117,081

Communications Services (9.9%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,623,680
	America Movil SAB de CV
1,920,000	3.125%, 7/16/2022	1,965,780
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,683,599
2,560,000	3.125%, 1/15/2027	2,548,101
	AT&T, Inc.
3,310,000	3.800%, 3/15/2022	3,545,305
2,540,000	3.600%, 2/17/2023	2,677,399
3,190,000	4.450%, 4/1/2024	3,506,295
1,000,000	3.950%, 1/15/2025	1,061,507
1,240,000	3.400%, 5/15/2025	1,273,986
3,190,000	4.300%, 12/15/2042	3,146,441
3,200,000	4.750%, 5/15/2046	3,348,656
	CenturyLink, Inc.
2,200,000	5.800%, 3/15/2022	2,255,000
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022[e]	4,715,501
3,120,000	6.484%, 10/23/2045[e]	3,773,085
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,025,746
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	4,019,139
3,210,000	2.350%, 1/15/2027	3,167,275
2,700,000	6.400%, 5/15/2038	3,756,383
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,196,313
3,317,000	3.850%, 2/1/2025[e]	3,418,225
1,920,000	3.350%, 9/15/2026[e]	1,935,462
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	1,004,682
4,160,000	5.250%, 1/15/2023	4,710,534
2,700,000	4.450%, 2/15/2026	2,965,340
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025	1,663,800
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,539,687
	Level 3 Financing, Inc.
1,280,000	5.125%, 5/1/2023	1,318,400
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,646,687
940,000	3.650%, 11/1/2024	998,889
	S&P Global, Inc.
1,920,000	2.950%, 1/22/2027[e]	1,930,216
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,245,770
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,189,378
	SFR Group SA
1,920,000	6.000%, 5/15/2022[e]	1,958,400

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Communications Services (9.9%) - continued
	Sprint Communications, Inc.
$1,290,000	7.000%, 3/1/2020[e]	$1,383,525
	Sprint Corporation
1,600,000	7.125%, 6/15/2024	1,560,000
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	4,033,510
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,703,390
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,788,486
1,600,000	7.700%, 5/1/2032	2,275,016
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,037,600
	UPCB Finance VI, Ltd.
2,080,000	6.875%, 1/15/2022[e]	2,178,800
	Verizon Communications, Inc.
3,277,000	2.625%, 2/21/2020	3,370,100
3,830,000	3.450%, 3/15/2021	4,080,823
5,300,000	3.500%, 11/1/2024	5,653,367
2,560,000	2.625%, 8/15/2026	2,512,563
3,934,000	4.272%, 1/15/2036	4,098,854
3,830,000	4.862%, 8/21/2046	4,289,841
5,457,000	4.522%, 9/15/2048	5,769,855
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,921,047
1,270,000	4.375%, 2/19/2043	1,272,200

	Total	144,743,638

Consumer Cyclical (5.0%)
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,284,456
1,870,000	4.750%, 12/1/2022	2,120,905
1,600,000	3.875%, 7/20/2025	1,741,789
3,120,000	5.125%, 7/20/2045	3,817,772
	Dana, Inc.
1,280,000	6.000%, 9/15/2023	1,331,200
	Dollar Tree, Inc.
1,870,000	5.750%, 3/1/2023	2,012,588
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,726,663
2,575,000	4.250%, 9/20/2022	2,786,227
1,850,000	3.096%, 5/4/2023	1,863,163
2,510,000	3.664%, 9/8/2024	2,586,773
3,720,000	4.134%, 8/4/2025	3,924,712
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,260,115
	General Motors Financial Company, Inc.
2,540,000	4.200%, 3/1/2021	2,672,999
3,100,000	3.450%, 4/10/2022	3,144,352
2,550,000	3.700%, 5/9/2023	2,593,498
2,510,000	4.000%, 1/15/2025	2,533,709
	Hilton Worldwide Finance, LLC
1,270,000	5.625%, 10/15/2021	1,308,100
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	943,191
3,180,000	4.250%, 4/1/2046	3,672,245
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,107,483
3,850,000	2.450%, 6/15/2021[e]	3,902,552
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,327,605
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,123,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Consumer Cyclical (5.0%) - continued
	Lennar Corporation
$1,880,000	4.500%, 11/15/2019	$1,981,050
	MGM Resorts International
1,880,000	6.000%, 3/15/2023	2,039,800
	Scientific Games International, Inc.
1,280,000	7.000%, 1/1/2022[e]	1,353,600
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,000,272
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019[i]	2,250,000
960,000	4.375%, 4/15/2023	984,000
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	3,021,107
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[e]	1,982,911

	Total	72,398,087

Consumer Non-Cyclical (10.8%)
	AbbVie, Inc.
1,910,000	3.200%, 5/14/2026	1,933,596
	Actavis Funding SCS
2,480,000	3.450%, 3/15/2022	2,603,598
2,555,000	3.850%, 6/15/2024	2,715,722
	Altria Group, Inc.
1,600,000	2.625%, 9/16/2026	1,617,726
	Anheuser-Busch InBev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,712,658
4,470,000	3.650%, 2/1/2026	4,800,780
3,210,000	4.700%, 2/1/2036	3,690,771
3,200,000	4.900%, 2/1/2046	3,807,299
	Baxter International, Inc.
1,920,000	2.600%, 8/15/2026	1,897,828
	Bayer U.S. Finance, LLC
3,200,000	3.375%, 10/8/2024[e]	3,304,010
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,279,201
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	4,005,895
	Boston Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,584,993
2,737,000	3.850%, 5/15/2025	2,912,390
	BRF GmbH
2,560,000	4.350%, 9/29/2026[e]	2,506,240
	BRF SA
1,910,000	4.750%, 5/22/2024[e]	1,952,975
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,964,535
1,920,000	3.500%, 11/24/2020	2,008,147
	Celgene Corporation
1,770,000	3.950%, 10/15/2020	1,905,368
1,910,000	3.250%, 8/15/2022	2,004,667
	ConAgra Foods, Inc.
2,004,000	3.200%, 1/25/2023	2,085,140
	Diageo Capital plc
3,120,000	2.625%, 4/29/2023	3,211,731
	Endo Finance, LLC
1,260,000	6.500%, 2/1/2025[e,f]	1,113,525
	Express Scripts Holding Company
1,920,000	4.750%, 11/15/2021	2,150,855
3,810,000	4.500%, 2/25/2026	4,178,938
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,853,889
	Gilead Sciences, Inc.
3,200,000	4.000%, 9/1/2036	3,263,091

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Consumer Non-Cyclical (10.8%) - continued
	H.J. Heinz Company
$3,120,000	3.500%, 7/15/2022	$3,315,565
1,860,000	5.200%, 7/15/2045	2,199,684
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,668,800
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[e]	2,323,851
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	1,974,463
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,664,401
	Kroger Company
3,200,000	2.650%, 10/15/2026[c]	3,176,102
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,301,795
1,250,000	4.700%, 2/1/2045	1,359,603
	Mylan NV
3,190,000	3.750%, 12/15/2020[e]	3,331,553
3,850,000	3.950%, 6/15/2026[e]	3,879,017
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[e]	1,903,519
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,874,058
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,605,400
1,910,000	4.450%, 1/15/2022[e]	2,106,719
	Perrigo Finance Unlimited Company
2,540,000	3.500%, 3/15/2021	2,627,020
3,350,000	4.375%, 3/15/2026	3,496,020
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,389,434
1,560,000	5.850%, 8/15/2045	2,028,168
	SABMiller Holdings, Inc.
4,320,000	3.750%, 1/15/2022[e]	4,677,087
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,215,498
1,280,000	3.200%, 9/23/2026	1,286,885
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	1,910,000
	Teva Pharmaceutical Finance Netherlands III BV
3,040,000	2.800%, 7/21/2023	3,047,801
960,000	3.150%, 10/1/2026	964,441
	Thermo Fisher Scientific, Inc.
2,550,000	3.000%, 4/15/2023	2,611,514
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,400,000
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,296,150
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,456,892
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,287,352

	Total	158,444,360

Energy (8.5%)
	Anadarko Petroleum Corporation
1,270,000	5.550%, 3/15/2026[i]	1,435,150
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,915,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Energy (8.5%) - continued
	BP Capital Markets plc
$1,910,000	2.750%, 5/10/2023	$1,941,912
2,490,000	3.814%, 2/10/2024	2,688,436
1,590,000	3.119%, 5/4/2026	1,624,829
2,560,000	3.017%, 1/16/2027	2,600,343
	Buckeye Partners, LP
1,900,000	5.850%, 11/15/2043	1,950,380
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,201,086
1,600,000	6.250%, 3/15/2038	1,789,893
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,002,375
	Continental Resources, Inc.
2,550,000	3.800%, 6/1/2024[i]	2,333,250
	Devon Energy Corporation
3,840,000	5.850%, 12/15/2025[i]	4,321,455
	Ecopetrol SA
2,560,000	5.875%, 9/18/2023	2,761,600
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,200,854
2,530,000	4.300%, 5/1/2024	2,616,417
1,280,000	4.700%, 11/1/2042	1,180,760
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,732,769
1,660,000	4.375%, 10/15/2020	1,750,711
890,000	4.200%, 9/15/2021	943,658
	Energy Transfer Partners, LP
1,485,000	4.650%, 6/1/2021	1,577,401
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,225,338
960,000	4.850%, 7/15/2026	966,024
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,563,231
1,690,000	7.034%, 1/15/2068	1,785,975
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,978,517
	Exxon Mobil Corporation
3,180,000	2.726%, 3/1/2023	3,292,683
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	912,600
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,458,244
2,500,000	4.200%, 3/15/2045	2,391,377
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,470,744
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,099,226
1,280,000	4.750%, 9/15/2044	1,146,012
	MPLX, LP
4,470,000	4.875%, 6/1/2025	4,618,771
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,391,908
	Noble Holding International, Ltd.
3,045,000	6.950%, 4/1/2025[f,i]	2,405,550
	ONEOK Partners, LP
1,920,000	3.375%, 10/1/2022	1,937,263
	Petrobras Global Finance BV
3,210,000	8.375%, 5/23/2021	3,506,925
	Petroleos Mexicanos
3,200,000	4.625%, 9/21/2023[e,i]	3,204,480
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,352,028
	Plains All American Pipeline, LP
3,210,000	2.850%, 1/31/2023	3,042,271

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Energy (8.5%) - continued
$905,000	4.650%, 10/15/2025[i]	$937,456
	Regency Energy Partners, LP
3,190,000	5.000%, 10/1/2022	3,366,876
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,055,638
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[e]	3,430,266
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	2,012,552
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,198,640
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	2,002,200
	TransCanada Trust
1,600,000	5.875%, 8/15/2076	1,692,800
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026[e]	2,492,184
	Valero Energy Corporation
3,200,000	3.400%, 9/15/2026	3,178,678
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,000,267
1,600,000	3.900%, 1/15/2025	1,596,664
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,156,076
	WPX Energy, Inc.
1,280,000	6.000%, 1/15/2022	1,277,600

	Total	124,715,593

Financials (27.3%)
	Aegon NV
2,600,000	1.428%, 7/29/2049[h,j]	1,684,904
	AerCap Ireland Capital, Ltd.
960,000	3.950%, 2/1/2022	984,000
	Aetna, Inc.
3,200,000	3.200%, 6/15/2026	3,253,520
2,560,000	4.375%, 6/15/2046	2,680,696
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,585,426
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,266,300
2,510,000	3.750%, 2/1/2022	2,630,676
1,260,000	4.250%, 9/15/2024	1,324,436
	Ally Financial, Inc.
1,860,000	4.125%, 3/30/2020	1,892,550
	American Express Company
1,880,000	4.900%, 12/29/2049[j]	1,854,150
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,961,342
3,130,000	4.500%, 7/16/2044	3,188,353
	Aon plc
1,910,000	3.875%, 12/15/2025	2,039,469
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,329,945
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,278,917
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[i]	3,575,258
	Australia and New Zealand Banking Group, Ltd.
1,280,000	6.750%, 12/29/2049[e,i,j]	1,406,637
	AXA SA
2,580,000	8.600%, 12/15/2030	3,637,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Financials (27.3%) - continued
	Axis Specialty Finance, LLC
$920,000	5.875%, 6/1/2020	$1,024,513
	Banco de Brasil SA
1,371,000	9.000%, 12/31/2049[e,j]	1,179,060
	Bank of America Corporation
3,840,000	1.936%, 3/22/2018[h]	3,868,965
3,380,000	7.625%, 6/1/2019	3,878,918
2,870,000	2.625%, 4/19/2021	2,915,665
1,000,000	4.100%, 7/24/2023	1,081,081
3,830,000	4.125%, 1/22/2024	4,153,620
2,830,000	4.200%, 8/26/2024	2,996,812
2,750,000	3.950%, 4/21/2025	2,846,806
1,270,000	3.875%, 8/1/2025	1,356,763
1,950,000	5.875%, 2/7/2042	2,542,223
3,110,000	4.750%, 4/21/2045	3,319,838
1,580,000	6.500%, 10/23/2049[j]	1,711,338
1,270,000	6.300%, 12/29/2049[i,j]	1,379,537
	Bank of Nova Scotia
2,560,000	4.500%, 12/16/2025	2,727,606
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,440,967
3,760,000	1.188%, 11/29/2049[h,j]	2,620,558
	Barclays plc
2,560,000	3.200%, 8/10/2021	2,573,460
	BBVA Bancomer SA/Texas
2,285,000	6.750%, 9/30/2022[e]	2,553,488
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,972,069
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,152,163
	BPCE SA
1,265,000	5.700%, 10/22/2023[e]	1,376,789
2,190,000	5.150%, 7/21/2024[e]	2,303,547
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,228,272
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,328,101
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021	1,346,200
	Citigroup, Inc.
2,560,000	2.255%, 9/1/2023[h]	2,572,252
4,370,000	4.400%, 6/10/2025	4,626,917
3,305,000	5.500%, 9/13/2025	3,769,144
1,910,000	3.700%, 1/12/2026	2,015,866
2,490,000	4.450%, 9/29/2027	2,605,718
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,605,568
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,284,483
	CNA Financial Corporation
1,995,000	7.350%, 11/15/2019	2,300,159
1,870,000	7.250%, 11/15/2023	2,273,980
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,572,989
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[e,j]	1,562,513
	CoreStates Capital III
2,440,000	1.387%, 2/15/2027[e,h]	2,122,800
	Credit Agricole SA
2,570,000	8.125%, 12/29/2049[e,i,j]	2,724,200
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020	3,231,779
4,400,000	3.750%, 3/26/2025	4,371,580

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Financials (27.3%) - continued
	DDR Corporation
$2,010,000	3.625%, 2/1/2025	$2,032,192
	DDR Corporation
1,290,000	7.875%, 9/1/2020	1,549,293
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,759,608
1,600,000	4.250%, 3/13/2026	1,709,677
1,280,000	3.450%, 7/27/2026	1,287,474
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,430,755
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	3,034,309
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e,i]	2,097,023
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[e]	2,062,577
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035	2,836,216
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,d,k	0
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,211,280
3,275,000	5.250%, 7/27/2021	3,697,347
3,200,000	2.350%, 11/15/2021	3,192,576
2,190,000	4.000%, 3/3/2024	2,351,602
4,450,000	3.850%, 7/8/2024	4,724,747
2,490,000	4.250%, 10/21/2025	2,620,464
3,760,000	5.150%, 5/22/2045	4,100,333
1,920,000	5.300%, 12/29/2049[j]	1,968,000
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,669,202
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,309,927
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,263,425
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,692,331
	HSBC Holdings plc
1,920,000	3.600%, 5/25/2023	1,982,968
1,280,000	6.875%, 12/29/2049[j]	1,331,200
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,312,321
	Icahn Enterprises, LP
2,040,000	6.000%, 8/1/2020	2,050,200
	ILFC E-Capital Trust II
2,230,000	4.250%, 12/21/2065[e,h]	1,778,425
	ING Bank NV
3,165,000	5.800%, 9/25/2023[e]	3,537,796
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,282,784
3,200,000	3.375%, 5/1/2023	3,287,795
2,830,000	3.875%, 9/10/2024	2,979,350
3,150,000	5.500%, 10/15/2040	3,996,219
1,270,000	6.750%, 1/29/2049[j]	1,401,763
1,910,000	7.900%, 4/29/2049[j]	1,962,525
2,560,000	6.000%, 12/29/2049[j]	2,672,000
	J.P. Morgan Chase & Company
1,270,000	3.900%, 7/15/2025	1,369,464
	KeyCorp
320,000	5.000%, 12/29/2049[j]	315,200
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,688,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Financials (27.3%) - continued
	Liberty Mutual Group, Inc.
$3,535,000	4.950%, 5/1/2022[e]	$3,944,565
3,190,000	4.850%, 8/1/2044[e]	3,322,883
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,038,290
1,910,000	4.400%, 2/15/2024	2,085,695
	Lincoln National Corporation
1,270,000	6.250%, 2/15/2020	1,429,290
4,150,000	4.000%, 9/1/2023	4,423,651
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,965,361
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	878,219
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,237,075
	MetLife, Inc.
2,500,000	3.600%, 4/10/2024	2,648,000
	Mitsubishi UFJ Financial Group, Inc.
1,280,000	2.190%, 9/13/2021	1,276,657
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,568,377
	Mizuho Financial Group, Inc.
3,180,000	3.477%, 4/12/2026[e,i]	3,354,995
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,769,968
2,550,000	2.500%, 4/21/2021	2,581,883
3,205,000	4.875%, 11/1/2022	3,534,996
1,870,000	4.000%, 7/23/2025	2,010,921
2,550,000	5.000%, 11/24/2025	2,845,035
1,280,000	3.125%, 7/27/2026	1,287,653
2,510,000	4.350%, 9/8/2026	2,679,681
1,570,000	4.300%, 1/27/2045	1,680,583
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,378,397
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[e]	2,691,431
1,920,000	4.000%, 9/14/2026[e]	1,911,243
	Nordea Bank AB
1,890,000	5.500%, 9/29/2049[e,j]	1,856,925
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,092,442
1,870,000	5.250%, 1/15/2026	1,993,773
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[e]	2,818,337
	PNC Capital Trust C
3,120,000	1.412%, 6/1/2028[h]	2,932,800
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,775,099
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	2,002,717
1,425,000	6.200%, 11/15/2040	1,753,870
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,039,244
	Regions Bank
377,000	7.500%, 5/15/2018	410,249
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,186,346
1,905,000	4.700%, 9/15/2023	2,081,700
	Royal Bank of Scotland Group plc
2,560,000	3.875%, 9/12/2023	2,519,022
2,490,000	7.500%, 12/29/2049[j]	2,284,575
1,920,000	8.625%, 12/29/2049[j]	1,879,200
	Santander Holdings USA, Inc.
3,210,000	2.700%, 5/24/2019	3,250,080
2,500,000	4.500%, 7/17/2025	2,603,663

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Financials (27.3%) - continued
	Santander UK Group Holdings plc
$1,560,000	2.875%, 10/16/2020	$1,571,833
2,500,000	4.750%, 9/15/2025[e]	2,502,810
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,727,418
	Societe Generale SA
2,490,000	8.000%, 12/31/2049[e,i,j]	2,502,450
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,987,575
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,541,458
2,690,000	4.250%, 8/15/2024	2,824,274
2,560,000	3.700%, 8/4/2026	2,541,775
	Toronto-Dominion Bank
2,560,000	3.625%, 9/15/2031	2,567,060
	Travelers Companies, Inc.
1,920,000	3.750%, 5/15/2046	2,028,753
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[e]	1,597,022
2,490,000	4.125%, 9/24/2025[e]	2,609,493
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,736,536
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,663,051
1,240,000	4.750%, 7/15/2045	1,486,993
	Wells Fargo & Company
2,560,000	3.000%, 4/22/2026	2,584,072
1,910,000	4.100%, 6/3/2026	2,026,403
3,160,000	5.875%, 12/31/2049[j]	3,428,600
	Welltower, Inc.
1,280,000	6.125%, 4/15/2020	1,449,943
3,150,000	4.950%, 1/15/2021	3,488,628
1,550,000	4.000%, 6/1/2025	1,643,581
	Westpac Banking Corporation
3,180,000	2.850%, 5/13/2026	3,212,506
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,898,179
1,840,000	5.250%, 12/15/2043	2,015,876

	Total	399,302,712

Foreign Government (1.0%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021[e]	1,730,715
	Brazil Government International Bond
1,600,000	6.000%, 4/7/2026	1,772,000
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,704,000
	Mexico Government International Bond
1,880,000	4.000%, 10/2/2023	2,008,780
2,100,000	3.600%, 1/30/2025	2,176,125
2,880,000	4.125%, 1/21/2026	3,097,440

	Total	14,489,060

Mortgage-Backed Securities (4.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 10/1/2031[c]	4,382,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Mortgage-Backed Securities (4.3%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$6,802,500	4.000%, 10/1/2046[c]	$7,296,611
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,600,000	3.000%, 10/1/2046[c]	9,977,625
25,150,000	3.500%, 10/1/2046[c]	26,537,179
11,777,500	4.000%, 10/1/2046[c]	12,648,851
2,025,000	4.500%, 10/1/2046[c]	2,217,643

	Total	63,060,582

Technology (3.1%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,729,941
2,550,000	2.450%, 8/4/2026[c]	2,552,494
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[e]	2,675,507
1,920,000	6.020%, 6/15/2026[e]	2,104,902
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,998,675
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,407,784
1,920,000	3.000%, 8/15/2026	1,901,142
	First Data Corporation
1,250,000	5.375%, 8/15/2023[e]	1,287,500
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018[e,f]	2,537,019
2,500,000	3.600%, 10/15/2020[e,f]	2,623,057
	Intel Corporation
2,870,000	4.100%, 5/19/2046	3,071,761
	Lam Research Corporation
1,120,000	3.450%, 6/15/2023	1,145,610
	Microsoft Corporation
4,480,000	3.450%, 8/8/2036	4,563,664
	Oracle Corporation
3,850,000	2.650%, 7/15/2026	3,850,701
	Qualcomm, Inc.
2,490,000	3.450%, 5/20/2025	2,651,800
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027	1,654,378
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,965,600

	Total	44,721,535

Transportation (2.1%)
	American Airlines Pass Through Trust
2,177,251	4.000%, 7/15/2025	2,313,329
	British Airways plc
4,038,023	4.625%, 6/20/2024[e]	4,329,451
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,939,277
	Continental Airlines, Inc.
778,923	7.250%, 11/10/2019	889,919
1,234,000	4.000%, 10/29/2024	1,320,380
	Delta Air Lines, Inc.
1,386,228	4.950%, 5/23/2019	1,459,005
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,875,520
2,000,000	3.800%, 11/1/2025[e]	2,146,188
2,560,000	3.300%, 12/1/2026[e]	2,633,618
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,610,204

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Transportation (2.1%) - continued
	United Airlines Pass Through Trust
$1,498,293	3.750%, 9/3/2026	$1,576,954
	US Airways Pass Through Trust
2,788,936	3.950%, 11/15/2025	2,956,272
	Virgin Australia Holdings, Ltd.
1,823,483	5.000%, 10/23/2023[e]	1,891,864

	Total	30,941,981

U.S. Government and Agencies (6.4%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,465,956
4,500,000	4.375%, 5/15/2041	6,320,741
5,307,000	3.125%, 2/15/2042	6,180,787
11,380,000	2.500%, 2/15/2045	11,760,524
4,750,000	3.000%, 11/15/2045	5,419,826
	U.S. Treasury Bonds, TIPS
1,635,184	0.750%, 2/15/2045	1,685,445
1,950,106	1.000%, 2/15/2046	2,155,707
	U.S. Treasury Notes
700,000	0.875%, 11/30/2016	700,759
1,000,000	2.875%, 3/31/2018	1,031,562
7,000,000	1.375%, 10/31/2020	7,081,760
4,790,000	1.750%, 12/31/2020	4,917,984
5,730,000	1.125%, 2/28/2021	5,733,581
5,650,000	2.000%, 7/31/2022	5,870,480
1,960,000	1.875%, 8/31/2022	2,022,551
7,000,000	1.875%, 10/31/2022	7,221,760
6,410,000	2.000%, 11/30/2022	6,660,387
7,130,000	2.125%, 12/31/2022	7,460,875
8,090,000	1.625%, 5/31/2023	8,205,663

	Total	93,896,348

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	3,016,370

	Total	3,016,370

Utilities (5.9%)
	Access Midstream Partners, LP
1,270,000	4.875%, 5/15/2023	1,284,919
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,679,440
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,364,891
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,546,312
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,912,800
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	941,686
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,358,750
	DPL, Inc.
248,000	6.500%, 10/15/2016	248,312
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,768,065
	Dynegy, Inc.
1,250,000	7.375%, 11/1/2022	1,234,375
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,j]	3,128,320
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026[e]	3,326,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Utilities (5.9%) - continued
	Energy Transfer Equity, LP
$1,870,000	5.500%, 6/1/2027	$1,860,650
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,074,063
	Exelon Corporation
3,120,000	3.950%, 6/15/2025	3,365,285
1,910,000	3.400%, 4/15/2026	1,987,972
	Exelon Generation Company, LLC
2,500,000	4.000%, 10/1/2020[i]	2,670,058
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	4,107,035
	Fortis, Inc.
2,560,000	3.055%, 10/4/2026[e]	2,549,133
	Great River Energy
6,485	5.829%, 7/1/2017*	6,652
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,528,122
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,857,927
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,971,713
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,594,295
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,560,855
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,601,283
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,322,776
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,000,074
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,400,604
3,190,000	3.950%, 3/15/2024	3,447,277
	Southern Company
2,560,000	3.250%, 7/1/2026	2,651,507
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,626,913

	Total	85,978,908

	Total Long-Term Fixed Income (cost $1,278,472,422)	1,336,841,651

Shares	Preferred Stock (1.4%)	Value
Consumer Staples (0.2%)
76,576	CHS, Inc., 7.100%[j]	2,294,217

	Total	2,294,217

Financials (1.2%)
102,122	Citigroup, Inc., 7.008%[h]	2,689,894
22,500	Cobank ACB, 6.250%[j]	2,368,125
31,925	Countrywide Capital V, 7.000%	822,388
90,500	Discover Financial Services 6.500%[j]	2,360,240
78,590	GMAC Capital Trust I, 6.602%[h]	1,996,972
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,572,151
88,200	Morgan Stanley, 7.125%[j]	2,602,782
101,500	Wells Fargo & Company, 5.850%[j]	2,715,125

	Total	18,127,677

	Total Preferred Stock (cost $19,317,283)	20,421,894

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
1,346	Vantage Drilling International[l]	$106,334

	Total	106,334

	Total Common Stock (cost $121,140)	106,334

Shares	Collateral Held for Securities Loaned (2.3%)	Value
34,161,555	Thrivent Cash Management Trust	34,161,555

	Total Collateral Held for Securities Loaned (cost $34,161,555)	34,161,555

Shares or Principal Amount	Short-Term Investments (8.1%)[m]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.350%, 10/3/2016	500,000
9,529,000	0.365%, 10/5/2016	9,528,895
3,300,000	0.345%, 10/11/2016	3,299,861
4,150,000	0.326%, 10/26/2016	4,149,498
1,200,000	0.310%, 11/1/2016	1,199,788
2,100,000	0.310%, 11/4/2016	2,099,588
4,300,000	0.322%, 11/9/2016	4,299,028
6,000,000	0.327%, 11/18/2016	5,998,314
1,500,000	0.340%, 11/23/2016[n]	1,499,532
4,100,000	0.310%, 11/25/2016	4,098,672
11,700,000	0.340%, 11/30/2016	11,695,858
2,800,000	0.348%, 12/2/2016	2,798,788
	Thrivent Core Short-Term Reserve Fund
6,794,387	0.750%	67,943,876

	Total Short-Term Investments (cost $119,105,163)	119,111,698

	Total Investments (cost $1,497,334,802) 106.4%	$1,556,768,582

	Other Assets and Liabilities, Net (6.4%)	(93,589,419)

	Total Net Assets 100.0%	$1,463,179,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $229,241,715 or 15.7% of total net assets.

f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of September 30, 2016 was $2,227,544 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
CAM Mortgage, LLC, 7/15/2064	6/24/2015	$540,463
Glitnir Banki HF, 1/21/2017	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	6,485
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,265,142

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of September 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$32,865,219

Total lending	$32,865,219
Gross amount payable upon return of collateral for securities loaned	$34,161,555

Net amounts due to counterparty	$1,296,336

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,598,218
Gross unrealized depreciation	(8,164,438)

Net unrealized appreciation (depreciation)	$59,433,780

Cost for federal income tax purposes	$1,497,334,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,499,998	–	2,499,998	–
Capital Goods	3,631,267	–	2,922,579	708,688
Communications Services	15,500,835	–	15,500,835	–
Consumer Cyclical	6,080,757	–	6,080,757	–
Consumer Non-Cyclical	6,549,788	–	5,810,394	739,394
Energy	2,151,835	–	1,729,201	422,634
Financials	2,236,718	–	2,236,718	–
Technology	4,682,047	–	4,682,047	–
Transportation	1,546,409	–	1,546,409	–
Utilities	1,245,796	–	1,245,796	–
Long-Term Fixed Income
Asset-Backed Securities	16,846,583	–	16,846,583	–
Basic Materials	41,118,326	–	41,118,326	–
Capital Goods	30,900,544	–	30,900,544	–
Collateralized Mortgage Obligations	9,149,943	–	9,149,943	–
Commercial Mortgage-Backed Securities	3,117,081	–	3,117,081	–
Communications Services	144,743,638	–	144,743,638	–
Consumer Cyclical	72,398,087	–	72,398,087	–
Consumer Non-Cyclical	158,444,360	–	158,444,360	–
Energy	124,715,593	–	124,715,593	–
Financials^	399,302,712	–	399,302,712	0
Foreign Government	14,489,060	–	14,489,060	–
Mortgage-Backed Securities	63,060,582	–	63,060,582	–
Technology	44,721,535	–	44,721,535	–
Transportation	30,941,981	–	30,941,981	–
U.S. Government and Agencies	93,896,348	–	93,896,348	–
U.S. Municipals	3,016,370	–	3,016,370	–
Utilities	85,978,908	–	85,978,908	–
Preferred Stock
Consumer Staples	2,294,217	2,294,217	–	–
Financials	18,127,677	15,759,552	2,368,125	–
Common Stock
Energy	106,334	106,334	–	–
Short-Term Investments	51,167,822	–	51,167,822	–

Subtotal Investments in Securities	$1,454,663,151	$18,160,103	$1,434,632,332	$1,870,716

Other Investments*	Total
Short-Term Investments	67,943,876
Collateral Held for Securities Loaned	34,161,555

Subtotal Other Investments	$102,105,431

Total Investments at Value	$1,556,768,582

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	636,392	636,392	–	–

Total Liability Derivatives	$636,392	$636,392	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

INCOME PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $899,719 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(902)	December 2016	($118,145,024)	($118,274,750)	($129,726)
CBOT 5-Yr. U.S. Treasury Note	(437)	December 2016	(52,960,996)	(53,102,330)	(141,334)
CBOT U.S. Long Bond	506	December 2016	85,452,395	85,087,063	(365,332)
Total Futures Contracts					($636,392)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$28,613,386	$155,003,060	$149,454,891	34,161,555	$34,161,555	$127,691
Cash Management Trust- Short Term Investment	94,638,205	91,569,484	186,207,689	–	–	70,771
Core Short-Term Reserve Fund	–	182,762,432	114,818,556	6,794,388	67,943,876	169,459
Total Value and Income Earned	$123,251,591				$102,105,431	$367,921

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Asset-Backed Securities (1.2%)
	Conseco Financial Corporation
$2,967	6.330%, 11/1/2029	$3,000
	Credit Based Asset Servicing and Securitization, LLC
328,390	5.501%, 12/25/2036[a]	244,194
	First Horizon ABS Trust
199,249	0.685%, 10/25/2034[b,c]	184,342
	GMAC Mortgage Corporation Loan Trust
338,994	1.024%, 8/25/2035[b,c]	317,754
644,067	0.704%, 12/25/2036[b,c]	581,609
	IndyMac Seconds Asset-Backed Trust
312,682	0.865%, 10/25/2036[b,c]	199,818
	Preferred Term Securities XXIII, Ltd.
485,388	1.050%, 12/22/2036*,c	360,095
	Wachovia Asset Securitization, Inc.
619,227	0.665%, 7/25/2037*,b,c	515,946

	Total	2,406,758

Basic Materials (0.5%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	154,758
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,858
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	367,900
250,000	3.734%, 7/15/2023[d]	267,639
	Glencore Funding, LLC
175,000	1.739%, 4/16/2018[c,d]	173,031

	Total	1,000,186

Capital Goods (0.4%)
	Lockheed Martin Corporation
290,000	2.500%, 11/23/2020	299,361
	Roper Technologies, Inc.
116,000	1.850%, 11/15/2017	116,669
123,000	6.250%, 9/1/2019	137,918
	Textron, Inc.
250,000	3.875%, 3/1/2025	263,329

	Total	817,277

Commercial Mortgage-Backed Securities (0.9%)
	UBS Commercial Mortgage Trust
746,327	3.400%, 5/10/2045	796,137
	WFRBS Commercial Mortgage Trust
826,000	2.870%, 11/15/2045	865,784

	Total	1,661,921

Communications Services (1.2%)
	American Tower Corporation
100,000	2.800%, 6/1/2020	102,578
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,501
	AT&T, Inc.
250,000	1.750%, 1/15/2018	251,240
150,000	2.800%, 2/17/2021	154,342
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	205,758
	Charter Communications Operating, LLC
211,000	3.579%, 7/23/2020[d]	220,537
211,000	4.464%, 7/23/2022[d]	227,682
	Crown Castle International Corporation
250,000	2.250%, 9/1/2021	249,798

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Communications Services (1.2%) - continued
	NBC Universal Enterprise, Inc.
$250,000	1.662%, 4/15/2018[d]	$251,481
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	261,588
250,000	4.125%, 8/15/2046	250,069

	Total	2,399,574

Consumer Cyclical (2.5%)
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[d]	200,314
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	608,540
	California Institute of Technology
325,000	4.700%, 11/1/2111	356,529
	CVS Health Corporation
150,000	2.250%, 8/12/2019	152,821
	Daimler Finance North America, LLC
250,000	1.469%, 8/3/2017[c,d]	250,807
27,000	8.500%, 1/18/2031	43,906
	Dartmouth College
250,000	3.760%, 6/1/2043	264,448
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	334,194
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	211,369
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	587,676
	Newell Rubbermaid, Inc.
100,000	3.150%, 4/1/2021	104,186
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	551,682
	Starbucks Corporation
200,000	3.850%, 10/1/2023	223,140
	Walgreens Boots Alliance, Inc.
150,000	1.750%, 5/30/2018	150,821
150,000	2.600%, 6/1/2021	153,505
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	501,135
	Yale University
200,000	2.086%, 4/15/2019	204,790

	Total	4,899,863

Consumer Non-Cyclical (3.9%)
	Actavis Funding SCS
350,000	2.100%, 3/12/2020[c]	355,889
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	267,980
	Anheuser-Busch InBev Finance, Inc.
250,000	3.650%, 2/1/2026	268,500
250,000	4.700%, 2/1/2036	287,443
	BAT International Finance plc
350,000	1.360%, 6/15/2018[c,d]	351,127
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	253,669
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	338,904
	Bunge Limited Finance Corporation
225,000	3.500%, 11/24/2020	235,330
	Cardinal Health, Inc.
195,000	1.950%, 6/15/2018	196,843
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	345,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Consumer Non-Cyclical (3.9%) - continued
	Celgene Corporation
$195,000	3.550%, 8/15/2022	$207,184
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	214,031
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	256,198
	EMD Finance, LLC
300,000	1.207%, 3/17/2017[c,d]	300,128
	Express Scripts Holding Company
200,000	3.900%, 2/15/2022	215,800
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	199,259
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	206,580
200,000	3.250%, 9/1/2022	212,373
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	265,280
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	259,818
	McKesson Corporation
275,000	2.700%, 12/15/2022	279,868
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	208,303
	Mylan NV
300,000	3.750%, 12/15/2020[d]	313,312
250,000	3.150%, 6/15/2021[d]	254,694
	Reynolds American, Inc.
81,000	3.250%, 6/12/2020	85,218
	Sanofi
250,000	1.250%, 4/10/2018	250,499
	Shire Acquisitions Investments Ireland Designated Activity Company
250,000	1.900%, 9/23/2019	249,872
	Teva Pharmaceutical Finance Netherlands III BV
250,000	2.800%, 7/21/2023	250,641
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	306,796
350,000	2.100%, 7/30/2020	357,951

	Total	7,794,812

Energy (1.7%)
	Anadarko Petroleum Corporation
100,000	4.850%, 3/15/2021	107,352
	BP Capital Markets plc
250,000	1.676%, 5/3/2019	250,975
	Cameron International Corporation
150,000	1.400%, 6/15/2017	150,000
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	299,802
	Exxon Mobil Corporation
250,000	1.708%, 3/1/2019	252,665
250,000	1.205%, 3/6/2022[c]	248,289
	Marathon Petroleum Corporation
250,000	3.400%, 12/15/2020	259,810
	Occidental Petroleum Corporation
200,000	2.600%, 4/15/2022	204,302
	Petro-Canada
150,000	6.800%, 5/15/2038	196,960
	Petroleos Mexicanos
150,000	5.500%, 2/4/2019[d]	158,175

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Energy (1.7%) - continued
$270,000	2.378%, 4/15/2025	$276,351
	Pioneer Natural Resources Company
216,000	3.450%, 1/15/2021	224,610
	Schlumberger Holdings Corporation
250,000	3.000%, 12/21/2020[d]	260,684
	Sunoco Logistics Partners Operations, LP
300,000	4.400%, 4/1/2021	321,821
	Transcontinental Gas Pipe Line Company, LLC
125,000	7.850%, 2/1/2026[d]	161,830

	Total	3,373,626

Financials (8.6%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	306,166
	ACE INA Holdings, Inc.
350,000	2.875%, 11/3/2022	367,677
	Aetna, Inc.
250,000	1.900%, 6/7/2019	252,294
	Aflac, Inc.
250,000	2.400%, 3/16/2020	256,891
	American International Group, Inc.
200,000	3.300%, 3/1/2021	209,840
	AXA SA
27,000	8.600%, 12/15/2030	38,070
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d,e]	507,764
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,373
	Bank of England
1,000,000	0.875%, 3/17/2017[d,e]	1,000,137
	Bank of Montreal
250,000	1.500%, 7/18/2019	249,471
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	211,437
	Barclays plc
250,000	3.200%, 8/10/2021	251,314
	Boston Properties, LP
300,000	3.125%, 9/1/2023	308,332
	Chubb Corporation
350,000	6.500%, 5/15/2038	504,180
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	288,213
	Discover Bank
288,000	8.700%, 11/18/2019	332,236
	Duke Realty, LP
250,000	3.875%, 10/15/2022	266,363
	European Investment Bank
500,000	1.250%, 5/15/2018	502,148
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	209,205
	HCP, Inc.
250,000	4.000%, 12/1/2022	264,195
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	159,995
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	395,968
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	207,330
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	413,958
	J.P. Morgan Chase & Company
250,000	1.615%, 1/25/2018[c]	251,242
250,000	2.250%, 1/23/2020	253,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Financials (8.6%) - continued
$250,000	2.700%, 5/18/2023	$252,579
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	167,379
200,000	4.250%, 6/15/2023[d]	216,361
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	281,356
	Lloyds Bank plc
365,000	1.374%, 3/16/2018[c]	364,271
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	406,772
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	351,432
	MetLife, Inc.
200,000	4.368%, 9/15/2023	221,636
	Morgan Stanley
250,000	5.000%, 11/24/2025	278,925
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	327,150
	New York Life Global Funding
350,000	1.550%, 11/2/2018[d]	351,795
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	327,931
	North American Development Bank
400,000	2.300%, 10/10/2018	408,673
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	333,014
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	204,062
	Realty Income Corporation
300,000	2.000%, 1/31/2018	302,012
	Regions Financial Corporation
200,000	3.200%, 2/8/2021	207,912
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	244,021
	Santander UK plc
175,000	3.125%, 1/8/2021	177,822
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	257,697
250,000	2.500%, 7/15/2021	256,635
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d,e]	199,468
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	274,407
	Svensk Exportkredit AB
500,000	1.750%, 8/28/2020	506,575
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,457
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	301,297
	Synchrony Financial
215,000	3.750%, 8/15/2021	226,146
	Toronto-Dominion Bank
250,000	1.786%, 12/14/2020[c]	252,231
	UBS AG
250,000	1.557%, 3/26/2018[c]	250,705
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	177,179
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[f,g]	1
	Wells Fargo & Company
250,000	2.100%, 7/26/2021	249,143

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Financials (8.6%) - continued
$150,000	3.450%, 2/13/2023	$154,678

	Total	16,914,805

Foreign Government (2.8%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	380,275
	Export Development Canada
150,000	0.750%, 12/15/2017	149,772
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	203,743
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	526,327
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	543,720
400,000	4.375%, 1/24/2044	528,236
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	498,317
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	300,081
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	259,063
	Poland Government International Bond
250,000	4.000%, 1/22/2024	276,250
	Province of Manitoba
600,000	1.300%, 4/3/2017	601,200
	Province of New Brunswick
125,000	2.750%, 6/15/2018	128,387
	Province of Quebec
400,000	7.500%, 7/15/2023	528,613
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	507,712

	Total	5,431,696

Mortgage-Backed Securities (27.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,310	7.000%, 6/1/2017	6,381
8,433	5.500%, 12/1/2017	8,569
2,087,500	3.000%, 10/1/2031[h]	2,192,650
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,730	8.500%, 11/1/2025	1,730
311	8.000%, 1/1/2026	349
2,987,500	4.000%, 10/1/2046[h]	3,204,502
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,150,000	2.500%, 10/1/2031[h]	6,369,890
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,023	10.500%, 8/1/2020	1,086
897	8.000%, 12/1/2024	995
137	8.500%, 12/1/2025	138
1,126	8.000%, 9/1/2026	1,159
1,586	8.000%, 4/1/2030	1,838
6,500,000	3.000%, 10/1/2046[h]	6,755,683
14,245,000	3.500%, 10/1/2046[h]	15,030,700
11,062,500	4.000%, 10/1/2046[h]	11,880,952
8,400,000	4.500%, 10/1/2046[h]	9,199,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Mortgage-Backed Securities (27.6%) - continued
	Government National Mortgage Association 30-Yr. Pass Through
$2,635	7.500%, 3/15/2023	$2,645
1,668	9.000%, 9/15/2024	1,891
1,890	8.000%, 6/15/2025	1,947
567	8.000%, 9/15/2026	587
6,317	7.500%, 10/15/2027	6,471
7,500	7.500%, 11/15/2028	7,555
2,289	8.000%, 10/15/2030	2,511
2,800	7.500%, 1/15/2031	3,205

	Total	54,682,547

Technology (1.3%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	204,667
	Apple, Inc.
400,000	2.400%, 5/3/2023	407,258
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	154,700
	Cisco Systems, Inc.
350,000	1.342%, 3/1/2019[c]	352,298
	Diamond 1 Finance Corporation
150,000	3.480%, 6/1/2019[d]	154,270
	Intel Corporation
250,000	1.700%, 5/19/2021	251,976
140,000	3.100%, 7/29/2022	149,533
	Microsoft Corporation
250,000	3.450%, 8/8/2036	254,669
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	248,744
	Oracle Corporation
250,000	2.500%, 5/15/2022	256,621
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	202,686

	Total	2,637,422

Transportation (0.9%)
	American Airlines Pass Through Trust
157,718	5.600%, 7/15/2020[d]	165,012
	Continental Airlines, Inc.
298,320	4.150%, 4/11/2024	318,457
	Delta Air Lines, Inc.
159,949	4.950%, 5/23/2019	168,347
	ERAC USA Finance, LLC
250,000	2.600%, 12/1/2021[d]	254,817
	J.B. Hunt Transport Services, Inc.
220,000	3.300%, 8/15/2022	229,991
	TTX Company
250,000	2.250%, 2/1/2019[d]	253,244
300,000	4.125%, 10/1/2023*	319,835

	Total	1,709,703

U.S. Government and Agencies (43.7%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	412,174
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019[e]	1,007,258
325,000	1.250%, 10/2/2019	327,294
350,000	6.750%, 3/15/2031	540,842
	Federal National Mortgage Association
1,500,000	1.250%, 8/17/2021	1,495,938
1,300,000	1.875%, 9/24/2026	1,293,480
500,000	5.960%, 9/11/2028	690,225

Principal Amount	Long-Term Fixed Income (100.2%)	Value
U.S. Government and Agencies (43.7%) - continued
$100,000	6.250%, 5/15/2029	$144,382
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	241,473
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	483,820
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,461,230
500,000	5.375%, 2/15/2031	729,473
4,425,000	3.000%, 5/15/2042	5,044,673
8,200,000	3.625%, 2/15/2044	10,441,224
1,000,000	2.500%, 5/15/2046	1,035,000
	U.S. Treasury Notes
14,875,000	0.875%, 11/15/2017	14,903,471
3,500,000	1.250%, 12/15/2018	3,532,812
6,000,000	1.000%, 3/15/2019	6,022,968
2,000,000	0.875%, 9/15/2019	1,999,922
150,000	1.500%, 10/31/2019	152,637
1,000,000	2.000%, 7/31/2020	1,035,273
7,000,000	1.250%, 3/31/2021	7,036,638
1,000,000	2.250%, 7/31/2021	1,050,312
2,630,000	1.125%, 8/31/2021	2,627,328
1,000,000	2.125%, 9/30/2021	1,044,844
1,750,000	2.125%, 6/30/2022	1,830,460
2,825,000	1.625%, 8/15/2022	2,875,983
500,000	1.375%, 6/30/2023	499,121
10,400,000	2.250%, 11/15/2024	10,980,528
3,530,000	1.625%, 2/15/2026	3,536,068

	Total	86,476,851

Utilities (3.0%)
	Ameren Corporation
225,000	2.700%, 11/15/2020	231,980
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	300,566
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	204,862
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	474,676
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	361,124
	DTE Energy Company
100,000	2.400%, 12/1/2019	101,992
	Eversource Energy
230,000	1.600%, 1/15/2018	230,940
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	206,137
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	254,421
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	30,575
	NextEra Energy Capital Holdings, Inc.
200,000	2.300%, 4/1/2019	203,173
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	374,654
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	331,688
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	344,835
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	362,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.2%)	Value
Utilities (3.0%) - continued
	Public Service Electric And Gas Company
$360,000	1.800%, 6/1/2019	$364,963
	Sempra Energy
325,000	2.300%, 4/1/2017	326,611
265,000	2.400%, 3/15/2020	269,998
	Southern California Edison Company
155,000	2.400%, 2/1/2022	159,697
	Southern California Gas Company
325,000	3.750%, 9/15/2042	345,257
	Southern Company
250,000	1.850%, 7/1/2019	251,966
	Xcel Energy, Inc.
250,000	1.200%, 6/1/2017	249,515

	Total	5,981,784

	Total Long-Term Fixed Income (cost $192,696,153)	198,188,825

Shares	Collateral Held for Securities Loaned (0.9%)	Value
1,825,025	Thrivent Cash Management Trust	1,825,025

	Total Collateral Held for Securities Loaned (cost $1,825,025)	1,825,025

Shares or Principal Amount	Short-Term Investments (27.6%)[i]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.270%, 10/26/2016	3,999,516
3,500,000	0.325%, 10/28/2016	3,499,538
1,700,000	0.302%, 11/2/2016	1,699,689
3,600,000	0.310%, 11/4/2016	3,599,294
6,050,000	0.330%, 11/9/2016	6,048,633
770,000	0.320%, 11/16/2016	769,793
2,200,000	0.320%, 11/18/2016	2,199,382
7,000,000	0.265%, 11/23/2016	6,997,816
1,200,000	0.340%, 11/25/2016	1,199,611
7,000,000	0.341%, 11/30/2016	6,997,522
6,200,000	0.345%, 12/2/2016	6,197,315
	Thrivent Core Short-Term Reserve Fund
1,144,597	0.750%	11,445,970

	Total Short-Term Investments (cost $54,648,425)	54,654,079

	Total Investments (cost $249,169,603) 128.7%	$254,667,929

	Other Assets and Liabilities, Net (28.7%)	(56,715,606)

	Total Net Assets 100.0%	$197,952,323

a

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $12,163,526 or 6.1% of total net assets.

e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Bond Index Portfolio as of September 30, 2016 was $1,420,377 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	485,388
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	619,227

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Bond Index Portfolio as of September 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$1,781,944

Total lending	$1,781,944
Gross amount payable upon return of collateral for securities loaned	$1,825,025

Net amounts due to counterparty	$43,081

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,578,204
Gross unrealized depreciation	(1,079,878)

Net unrealized appreciation (depreciation)	$5,498,326

Cost for federal income tax purposes	$249,169,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

BOND INDEX PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,406,758	–	2,406,758	–
Basic Materials	1,000,186	–	1,000,186	–
Capital Goods	817,277	–	817,277	–
Commercial Mortgage-Backed Securities	1,661,921	–	1,661,921	–
Communications Services	2,399,574	–	2,399,574	–
Consumer Cyclical	4,899,863	–	4,899,863	–
Consumer Non-Cyclical	7,794,812	–	7,794,812	–
Energy	3,373,626	–	3,373,626	–
Financials	16,914,805	–	16,914,804	1
Foreign Government	5,431,696	–	5,431,696	–
Mortgage-Backed Securities	54,682,547	–	54,682,547	–
Technology	2,637,422	–	2,637,422	–
Transportation	1,709,703	–	1,709,703	–
U.S. Government and Agencies	86,476,851	–	86,476,851	–
Utilities	5,981,784	–	5,981,784	–
Short-Term Investments	43,208,109	–	43,208,109	–

Subtotal Investments in Securities	$241,396,934	$–	$241,396,933	$1

Other Investments*	Total
Short-Term Investments	11,445,970
Collateral Held for Securities Loaned	1,825,025

Subtotal Other Investments	$13,270,995

Total Investments at Value	$254,667,929

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$815,750	$9,365,353	$8,356,078	1,825,025	$1,825,025	$5,873
Cash Management Trust-Short Term Investment	45,346,506	19,643,481	64,989,987	–	–	38,182
Core Short-Term Reserve Fund	–	32,497,954	21,051,984	1,144,597	11,445,970	28,336
Total Value and Income Earned	$46,162,256				$13,270,995	$72,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$318,802	3.750%, 6/30/2019	$318,365

	Total	318,365

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
620,291	4.000%, 12/13/2019	578,936
	ADS Waste Holdings, Inc., Term Loan
1,162,416	3.750%, 10/9/2019	1,162,962
	Berry Plastics Group, Inc., Term Loan
931,225	3.500%, 2/8/2020	931,812

	Total	2,673,710

Communications Services (0.7%)
	Grande Communications Networks, LLC, Term Loan
933,669	4.500%, 5/29/2020	933,669
	Integra Telecom Holdings, Inc., Term Loan
1,173,444	5.250%, 8/14/2020	1,164,644
	LTS Buyer, LLC, Term Loan
667,575	4.088%, 4/13/2020	667,368
	NEP/NCP Holdco, Inc., Term Loan
931,520	4.250%, 1/22/2020	926,863
	TNS, Inc., Term Loan
626,005	5.000%, 2/14/2020	629,529
	Univision Communications, Inc., Term Loan
1,172,427	4.000%, 3/1/2020	1,174,443

	Total	5,496,516

Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	3.500%, 8/13/2021	618,051
	Cengage Learning Acquisitions, Term Loan
458,850	5.250%, 6/7/2023	458,276
	Ceridian HCM Holding, Inc., Term Loan
648,132	4.500%, 9/15/2020	632,739
	Jack Ohio Finance, LLC, Term Loan
435,390	5.000%, 6/20/2019[b,c]	425,233
	Mohegan Tribal Gaming Authority, Term Loan
1,323,833	5.500%, 6/15/2018	1,322,509
275,000	0.000%, 9/30/2023[b,c]	273,281
	Scientific Games International, Inc., Term Loan
1,205,900	6.000%, 10/18/2020	1,209,289
	Seminole Hard Rock Entertainment, Inc., Term Loan
469,238	3.588%, 5/14/2020	469,824

	Total	5,409,202

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
449,524	4.750%, 6/22/2023	453,817
	JBS USA, LLC, Term Loan
606,524	3.750%, 5/25/2018	605,511

	Total	1,059,328

Principal Amount	Bank Loans (2.2%)[a]	Value
Energy (0.1%)
	Arch Coal, Inc., Term Loan
$672,612	7.500%, 5/16/2018[d]	$513,425
	Pacific Drilling SA, Term Loan
1,175,513	4.500%, 6/3/2018	323,854

	Total	837,279

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
309,175	7.000%, 5/22/2018	305,054
53,625	7.000%, 12/31/2019	52,539
	WaveDivision Holdings, LLC, Term Loan
928,830	4.000%, 10/15/2019	928,439

	Total	1,286,032

Technology (0.1%)
	First Data Corporation, Term Loan
1,146,677	4.525%, 3/24/2021	1,154,635

	Total	1,154,635

Utilities (<0.1%)
	Intergen NV, Term Loan
252,897	5.500%, 6/12/2020	237,723

	Total	237,723

	Total Bank Loans (cost $19,519,611)	18,472,790

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Asset-Backed Securities (15.7%)
	American Homes 4 Rent
3,015,959	1.531%, 6/17/2031[e,f]	3,006,501
	BA Credit Card Trust
4,800,000	0.904%, 6/15/2021[f]	4,817,075
	Barclays Dryrock Issuance Trust
2,250,000	1.520%, 5/16/2022	2,259,063
	Bayview Opportunity Master Fund Trust
1,600,000	3.598%, 9/28/2031[e,g]	1,600,000
2,128,598	3.228%, 7/28/2034*,g	2,124,396
	Betony CLO, Ltd.
3,425,000	2.190%, 4/15/2027*,f	3,424,654
	Brazos Higher Education Authority, Inc.
2,403,673	1.625%, 2/25/2030[f]	2,384,455
	Capital One Multi-Asset Execution Trust
6,750,000	1.260%, 1/15/2020	6,759,736
	Chase Issuance Trust
2,250,000	1.100%, 1/15/2020	2,248,819
3,700,000	1.590%, 2/18/2020	3,722,287
2,800,000	1.620%, 7/15/2020	2,823,327
3,000,000	0.934%, 5/17/2021[f]	3,012,861
	Chesapeake Funding II, LLC
4,000,000	1.880%, 6/15/2028[e]	4,014,995
	Citibank Credit Card Issuance Trust
6,975,000	1.020%, 2/22/2019	6,977,263
	Commonbond Student Loan Trust
1,002,400	3.200%, 6/25/2032*	1,008,291
	CPS Auto Receivables Trust
2,447,319	2.070%, 11/15/2019[e]	2,452,489

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Asset-Backed Securities (15.7%) - continued
	Credit Based Asset Servicing and Securitization, LLC
$1,576,272	5.501%, 12/25/2036[g]	$1,172,132
	Edlinc Student Loan Funding Trust
1,710,993	3.388%, 10/1/2025*,f	1,726,117
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036*,h	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[e]	3,644,499
	GMAC Mortgage Corporation Loan Trust
406,793	1.024%, 8/25/2035[f,i]	381,305
772,935	5.750%, 10/25/2036[i]	742,617
1,502,822	0.704%, 12/25/2036[f,i]	1,357,087
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	2.262%, 10/29/2026*,f	3,764,627
	Impac CMB Trust
1,411,014	1.045%, 4/25/2035[f]	1,287,392
433,961	1.165%, 8/25/2035[f]	380,353
	John Deere Owner Trust
1,750,000	1.250%, 6/15/2020	1,752,690
	Kubota Credit Owner Trust
3,000,000	1.500%, 7/15/2020[e]	3,008,114
	Master Credit Card Trust
4,500,000	1.286%, 9/23/2019[e,f]	4,513,311
	Mill City Mortgage Loan Trust
1,722,814	2.500%, 4/25/2057[e]	1,732,456
	MLCC Mortgage Investors, Inc.
402,036	1.185%, 9/25/2029[f]	398,273
	Mortgage Equity Conversion Asset Trust
4,248,366	1.090%, 1/25/2042*,f	3,611,111
4,253,914	1.050%, 2/25/2042*,f	3,615,827
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019*	2,991,920
	Northstar Education Finance, Inc.
2,471,531	1.225%, 12/26/2031[e,f]	2,418,649
	OneMain Direct Auto Receivables Trust
2,160,833	2.040%, 1/15/2021[e]	2,169,547
	OneMain Financial Issuance Trust
2,000,000	4.100%, 3/20/2028[e]	2,058,514
	OZLM VIII, Ltd.
3,760,000	2.119%, 10/17/2026*,f	3,762,294
	Race Point IX CLO, Ltd.
1,500,000	2.190%, 4/15/2027*,f	1,501,675
	Renaissance Home Equity Loan Trust
3,342,736	5.608%, 5/25/2036[g]	2,208,430
1,177,656	5.285%, 1/25/2037[g]	639,340
	Selene Non-Performing Loans, LLC
348,372	2.981%, 5/25/2054*,g	346,731
	SLM Student Loan Trust
2,105,117	1.124%, 7/15/2022[e,f]	2,107,409
911,165	1.124%, 8/15/2022[e,f]	912,581
431,020	1.274%, 10/16/2023[e,f]	431,305
3,076,980	0.925%, 3/25/2025[f]	2,983,288
3,241,236	1.045%, 3/25/2026[f]	3,226,623
2,700,000	1.574%, 5/17/2027[e,f]	2,722,226
	SoFi Professional Loan Program, LLC
2,430,759	2.420%, 3/25/2030[e]	2,460,898
2,885,378	1.480%, 5/26/2031[e]	2,886,803
2,112,777	2.510%, 8/25/2033[e]	2,149,662

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Asset-Backed Securities (15.7%) - continued
	Vericrest Opportunity Loan Transferee
$2,131,356	3.500%, 6/26/2045[e,g]	$2,131,870
1,381,935	4.250%, 2/26/2046[e]	1,394,466
2,549,402	3.750%, 6/25/2046[e,g]	2,558,379
636,361	3.375%, 10/26/2054[e]	635,486
	Verizon Owner Trust
4,000,000	1.420%, 1/20/2021[e]	4,009,203
	Wachovia Asset Securitization, Inc.
774,034	0.665%, 7/25/2037*,f,i	644,932

	Total	135,076,356

Basic Materials (0.5%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,129,737
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[e]	2,611,064
	Glencore Funding, LLC
1,000,000	1.739%, 4/16/2018[e,f,j]	988,750

	Total	4,729,551

Capital Goods (0.5%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,548,421
	Roper Technologies, Inc.
867,000	1.850%, 11/15/2017	872,002
1,109,000	6.250%, 9/1/2019	1,243,502
	Textron, Inc.
400,000	3.875%, 3/1/2025	421,326

	Total	4,085,251

Collateralized Mortgage Obligations (10.6%)
	Alm Loan Funding CLO
3,760,000	2.109%, 10/17/2026*,f	3,760,471
	American Home Mortgage Assets Trust
2,437,493	1.427%, 11/25/2046[f]	1,280,498
	Apidos CLO XVIII
3,775,000	2.114%, 7/22/2026*,f	3,773,924
	Babson CLO, Ltd.
3,760,000	2.069%, 10/17/2026*,f	3,756,088
	BCAP, LLC Trust
2,031,265	0.705%, 3/25/2037[f]	1,890,836
	Bear Stearns Adjustable Rate Mortgage Trust
771,011	2.830%, 10/25/2035[f]	742,122
	Birchwood Park CLO, Ltd.
3,760,000	2.120%, 7/15/2026*,f	3,762,201
	BlueMountain CLO, Ltd.
3,760,000	2.160%, 10/15/2026*,f	3,768,585
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.996%, 7/20/2023*,f	3,744,912
3,750,000	2.180%, 10/15/2026*,f	3,759,275
	Cent CLO 16, LP
3,760,000	2.007%, 8/1/2024*,f	3,757,650
	Cent CLO 22, Ltd.
3,750,000	2.268%, 11/7/2026*,f	3,747,894
	Countrywide Alternative Loan Trust
476,513	5.500%, 11/25/2035	458,738
536,328	5.500%, 2/25/2036	486,384
986,407	6.000%, 1/25/2037	944,126
	Countrywide Home Loans, Inc.
1,408,649	2.818%, 3/20/2036	1,123,346
1,324,296	2.990%, 9/20/2036	1,045,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

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Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Collateralized Mortgage Obligations (10.6%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$2,662,980	1.277%, 4/25/2047[f]	$2,263,083
	Dryden 34 Senior Loan Fund CLO
3,760,000	2.110%, 10/15/2026*,f	3,760,886
	HarborView Mortgage Loan Trust
1,289,252	2.605%, 6/19/2034	1,260,483
	J.P. Morgan Alternative Loan Trust
1,999,587	2.881%, 3/25/2036	1,685,661
	J.P. Morgan Mortgage Trust
319,950	3.069%, 10/25/2036	289,035
	Madison Park Funding XIV CLO, Ltd.
4,150,000	2.146%, 7/20/2026*,f	4,154,888
	Master Asset Securitization Trust
1,214,030	1.025%, 6/25/2036[f]	653,391
	Neuberger Berman CLO, Ltd.
3,000,000	2.238%, 8/4/2025*,f	3,008,757
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	2.258%, 8/12/2026*,f	3,760,519
	Residential Accredit Loans, Inc. Trust
1,048,088	3.950%, 9/25/2035	885,529
	Sequoia Mortgage Trust
2,356,015	1.950%, 9/20/2034[f]	2,262,667
	Structured Adjustable Rate Mortgage Loan Trust
27,804	3.087%, 12/25/2034	27,041
	Symphony CLO VIII, Ltd.
3,502,633	1.574%, 1/9/2023*,f	3,499,497
	Voya CLO 3, Ltd.
3,760,000	2.135%, 7/25/2026*,f	3,762,344
	Wachovia Mortgage Loan Trust, LLC
860,361	3.032%, 5/20/2036	757,433
	WaMu Mortgage Pass Through Certificates
697,985	0.815%, 10/25/2045[f]	659,700
2,230,294	1.387%, 10/25/2046[f]	1,843,883
2,169,877	1.309%, 12/25/2046[f]	1,680,442
2,234,502	1.247%, 1/25/2047[f]	1,742,271
	Washington Mutual Mortgage Pass Through Certificates Trust
1,731,338	1.427%, 9/25/2046[f]	1,153,957
2,858,667	1.257%, 2/25/2047[f]	2,129,607
	Wells Fargo Commercial Mortgage Trust
3,575,000	2.632%, 5/15/2048	3,680,992
	Wells Fargo Mortgage Backed Securities Trust
2,423,293	3.088%, 10/25/2034	2,418,977
1,290,958	5.500%, 8/25/2035	1,312,839
633,772	2.860%, 3/25/2036	599,072
866,003	2.894%, 3/25/2036	864,010

	Total	91,919,317

Commercial Mortgage-Backed Securities (3.4%)
	Bear Stearns Commercial Mortgage Securities Trust
2,803,762	5.568%, 10/12/2041	2,803,237
	Bear Stearns Commercial Mortgage Securities, Inc.
3,636,356	5.331%, 2/11/2044	3,663,418
	Citigroup Commercial Mortgage Trust
1,146,986	1.102%, 11/10/2046	1,145,141
1,250,000	5.900%, 12/10/2049	1,272,670

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Commercial Mortgage-Backed Securities (3.4%) - continued
	Citigroup/Deutsche Bank Commercial Mortgage Trust
$1,293,734	5.322%, 12/11/2049	$1,299,257
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.567%, 6/8/2030[e,f]	5,007,844
	Credit Suisse First Boston Mortgage Securities
244,377	5.542%, 1/15/2049	244,386
	Federal National Mortgage Association
224,857	1.272%, 1/25/2017	224,731
	GS Mortgage Securities Trust
191,473	2.999%, 8/10/2044	191,384
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
9,265	5.429%, 12/12/2043	9,257
	JPMBB Commercial Mortgage Securities Trust
3,118,473	1.085%, 7/15/2045	3,115,777
	Morgan Stanley Capital, Inc.
2,997,881	5.406%, 3/15/2044	3,021,150
	SCG Trust
3,150,000	1.924%, 11/15/2026[e,f]	3,126,153
	WFRBS Commercial Mortgage Trust
4,232,836	1.406%, 9/15/2046	4,233,873

	Total	29,358,278

Communications Services (2.7%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,315,405
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,646,344
	AT&T, Inc.
1,125,000	1.750%, 1/15/2018	1,130,580
1,735,000	1.768%, 6/30/2020[f]	1,749,999
1,750,000	2.800%, 2/17/2021	1,800,655
	Charter Communications Operating, LLC
1,397,000	3.579%, 7/23/2020[e]	1,460,142
1,397,000	4.464%, 7/23/2022[e]	1,507,450
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	261,636
1,000,000	2.250%, 9/1/2021	999,190
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,285,814
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[e]	2,263,327
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[e]	1,379,055
	Verizon Communications, Inc.
1,000,000	1.234%, 6/9/2017[f]	1,001,453
2,580,000	1.627%, 6/17/2019[f]	2,605,307
1,825,000	3.000%, 11/1/2021	1,909,594

	Total	23,315,951

Consumer Cyclical (1.6%)
	BMW US Capital, LLC
1,600,000	1.500%, 4/11/2019[e]	1,602,514
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,085,025
	Daimler Finance North America, LLC
2,500,000	1.469%, 8/3/2017[e,f]	2,508,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Consumer Cyclical (1.6%) - continued
	eBay, Inc.
$775,000	2.500%, 3/9/2018	$785,960
	Home Depot, Inc.
825,000	1.220%, 9/15/2017[f]	827,269
2,100,000	4.400%, 4/1/2021	2,339,358
	Newell Rubbermaid, Inc.
1,250,000	3.150%, 4/1/2021	1,302,329
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	284,397
	Walgreens Boots Alliance, Inc.
980,000	1.750%, 5/30/2018	985,366
980,000	2.600%, 6/1/2021	1,002,902
	Yale University
1,550,000	2.086%, 4/15/2019	1,587,119

	Total	14,310,304

Consumer Non-Cyclical (6.5%)
	Actavis Funding SCS
2,435,000	2.100%, 3/12/2020[f]	2,475,971
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	522,070
	Anheuser-Busch InBev Finance, Inc.
2,290,000	2.017%, 2/1/2021[f]	2,350,316
	BAT International Finance plc
2,335,000	1.360%, 6/15/2018[e,f]	2,342,519
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[e]	1,268,345
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,310,198
	Bunge Limited Finance Corporation
1,135,000	3.500%, 11/24/2020	1,187,108
	Cardinal Health, Inc.
1,275,000	1.950%, 6/15/2018	1,287,050
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,349,352
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,467,642
	EMD Finance, LLC
2,470,000	1.207%, 3/17/2017[e,f]	2,471,055
	Express Scripts Holding Company
1,200,000	3.900%, 2/15/2022	1,294,802
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[e]	2,896,911
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,342,773
1,300,000	3.250%, 9/1/2022	1,380,425
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,642,108
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[e]	1,856,958
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,529,543
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,737,216
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,197,740
	Merck & Company, Inc.
1,825,000	1.182%, 2/10/2020[f]	1,832,191
	Mondelez International, Inc.
1,858,000	1.277%, 2/1/2019[f]	1,857,487
	Mylan NV
1,250,000	2.500%, 6/7/2019[e]	1,261,101
1,580,000	3.750%, 12/15/2020[e]	1,650,111
950,000	3.150%, 6/15/2021[e]	967,835

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Consumer Non-Cyclical (6.5%) - continued
	Reynolds American, Inc.
$549,000	3.250%, 6/12/2020	$577,586
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[e]	2,507,495
	Shire Acquisitions Investments Ireland Designated Activity Company
2,150,000	1.900%, 9/23/2019	2,148,897
	Teva Pharmaceutical Finance Netherlands III BV
2,125,000	1.700%, 7/19/2019	2,120,191
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,658,900
3,650,000	2.100%, 7/30/2020	3,732,921

	Total	56,224,817

Energy (3.5%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021	1,035,945
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,606,240
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,574,995
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,026,439
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,608,750
	Ecopetrol SA
400,000	5.875%, 9/18/2023	431,500
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,224,456
	Enbridge, Inc.
1,700,000	1.289%, 6/2/2017[f,j]	1,696,476
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,122,388
1,785,000	1.205%, 3/6/2022[f]	1,772,780
	Marathon Petroleum Corporation
1,500,000	3.400%, 12/15/2020	1,558,857
	Occidental Petroleum Corporation
1,075,000	2.600%, 4/15/2022	1,098,126
	Petroleos Mexicanos
940,000	5.500%, 2/4/2019[e]	991,230
1,966,500	2.378%, 4/15/2025	2,012,756
	Pioneer Natural Resources Company
1,114,000	3.450%, 1/15/2021	1,158,407
	Schlumberger Holdings Corporation
1,500,000	3.000%, 12/21/2020[e]	1,564,101
	Shell International Finance BV
1,735,000	1.266%, 5/11/2020[f]	1,736,995
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[e]	1,317,849
	Sunoco Logistics Partners Operations, LP
1,860,000	4.400%, 4/1/2021	1,995,293
	Transcontinental Gas Pipe Line Company, LLC
725,000	7.850%, 2/1/2026[e]	938,615

	Total	30,472,198

Financials (20.2%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[e]	2,081,926
	Aetna, Inc.
2,200,000	1.900%, 6/7/2019	2,220,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (20.2%) - continued
	Aflac, Inc.
$2,100,000	2.400%, 3/16/2020	$2,157,889
	American Express Credit Corporation
2,580,000	1.407%, 3/18/2019[f]	2,584,350
850,000	1.906%, 9/14/2020[f]	863,397
	American International Group, Inc.
1,430,000	3.300%, 3/1/2021	1,500,355
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,461,418
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,802,682
2,000,000	1.936%, 3/22/2018[f]	2,015,086
2,200,000	1.516%, 4/1/2019[f]	2,213,207
1,100,000	4.000%, 1/22/2025	1,140,025
1,100,000	6.100%, 12/29/2049[k]	1,146,750
	Bank of America NA
2,000,000	5.300%, 3/15/2017	2,034,962
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[k]	661,500
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[e]	1,490,370
	BB&T Corporation
1,520,000	1.395%, 1/15/2020[f]	1,524,224
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,618,550
	BNZ International Funding, Ltd.
1,325,000	1.836%, 9/14/2021[e,f]	1,326,925
	Caisse Centrale Desjardins du Quebec
2,155,000	1.417%, 1/29/2018[e,f]	2,152,343
	Citigroup, Inc.
1,840,000	1.431%, 4/8/2019[f]	1,842,484
1,725,000	2.255%, 9/1/2023[f]	1,733,256
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,407,100
1,500,000	5.750%, 8/15/2021	1,729,276
	CoBank ACB
1,965,000	1.450%, 6/15/2022[f]	1,864,030
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,640,763
	Credit Agricole SA
1,650,000	1.480%, 4/15/2019[e,f]	1,653,305
1,800,000	1.815%, 6/10/2020[e,f]	1,805,558
1,050,000	8.125%, 12/29/2049[e,j,k]	1,113,000
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,625,625
990,000	7.500%, 12/29/2049[e,k]	1,007,078
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,134,153
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,791,267
	DRB Prime Student Loan Trust
3,951,681	2.425%, 10/27/2031*,f	4,023,607
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,506,275
	Goldman Sachs Capital II
88,000	4.000%, 12/29/2049[f,k]	71,720
	Goldman Sachs Group, Inc.
1,915,000	1.917%, 11/15/2018[f]	1,930,454
2,160,000	1.875%, 4/23/2020[f]	2,173,405
1,720,000	2.241%, 11/15/2021[f]	1,711,847
1,375,000	2.429%, 11/29/2023[f]	1,398,381
	HCP, Inc.
1,330,000	4.000%, 12/1/2022	1,405,516

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (20.2%) - continued
	Hospitality Properties Trust
$1,750,000	4.250%, 2/15/2021	$1,866,608
	HSBC Holdings plc
1,325,000	2.358%, 1/5/2022[c,f]	1,330,936
	HSBC USA, Inc.
1,905,000	1.163%, 6/23/2017[f]	1,902,731
	Huntington Bancshares, Inc.
1,600,000	3.150%, 3/14/2021	1,658,640
	ING Bank NV
2,750,000	1.774%, 8/17/2020[e,f]	2,752,750
	ING Capital Funding Trust III
1,000,000	4.438%, 12/29/2049[f,k]	993,750
	ING Groep NV
1,650,000	6.000%, 12/31/2045[k]	1,603,594
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,368,849
	J.P. Morgan Chase & Company
4,000,000	1.615%, 1/25/2018[f]	4,019,876
1,750,000	2.250%, 1/23/2020	1,772,992
1,750,000	3.875%, 9/10/2024	1,842,355
1,450,000	7.900%, 4/29/2049[k]	1,489,875
	J.P. Morgan Chase Bank NA
1,350,000	1.453%, 9/23/2019[f]	1,351,755
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,030,808
	KeyBank NA
2,750,000	1.362%, 6/1/2018[f]	2,745,190
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	779,206
	Lloyds Bank plc
2,475,000	1.374%, 3/16/2018[f]	2,470,057
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[e]	357,129
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[e]	3,375,034
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	1.912%, 9/13/2021[f]	1,323,484
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[e]	910,704
	Mizuho Financial Group, Inc.
1,325,000	1.992%, 9/13/2021[f]	1,326,603
	Morgan Stanley
2,155,000	1.874%, 1/27/2020[f]	2,177,464
1,750,000	5.000%, 11/24/2025	1,952,475
1,000,000	5.450%, 12/29/2049[k]	1,003,340
1,100,000	5.550%, 12/29/2049[j,k]	1,123,375
	NCUA Guaranteed Notes
1,292,113	0.863%, 12/7/2020[f]	1,289,167
	New York Life Global Funding
600,000	1.550%, 11/2/2018[e]	603,078
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[e]	1,384,005
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,459,046
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,510,060
	Regions Financial Corporation
1,200,000	3.200%, 2/8/2021	1,247,471
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[e]	1,769,154
	Santander UK plc
975,000	3.125%, 1/8/2021	990,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (20.2%) - continued
	Simon Property Group, LP
$1,635,000	2.500%, 9/1/2020	$1,685,342
1,600,000	2.500%, 7/15/2021	1,642,462
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,500,682
	SLM Corporation
700,000	4.625%, 9/25/2017	710,500
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	2,019,850
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[e,j]	1,221,744
	State Street Corporation
2,499,000	1.701%, 8/18/2020[f]	2,522,536
	Sumitomo Mitsui Banking Corporation
2,555,000	1.268%, 1/16/2018[f]	2,555,881
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[e]	1,975,727
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	806,477
	Svensk Exportkredit AB
3,500,000	1.015%, 1/23/2017[f]	3,502,888
	Svenska Handelsbanken AB
750,000	1.347%, 6/17/2019[f]	750,896
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,757,563
	Synchrony Financial
1,440,000	1.989%, 2/3/2020[f]	1,408,684
1,520,000	3.750%, 8/15/2021	1,598,801
	Toronto-Dominion Bank
1,500,000	1.786%, 12/14/2020[f]	1,513,386
	UBS AG
2,750,000	1.557%, 3/26/2018[f]	2,757,758
	USB Group Funding Jersey, Ltd.
2,250,000	2.297%, 9/24/2020[e,f]	2,284,169
	USB Realty Corporation
1,495,000	1.827%, 12/29/2049[e,f,k]	1,341,762
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,528,156
500,000	5.650%, 5/15/2053	500,000
	Wells Fargo & Company
2,155,000	1.432%, 1/30/2020[f]	2,149,009
925,000	3.450%, 2/13/2023	953,849
1,100,000	4.100%, 6/3/2026	1,167,038
1,100,000	5.875%, 12/31/2049[k]	1,193,500
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e]	2,502,117
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,116,576

	Total	175,013,885

Foreign Government (0.9%)
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[e]	1,621,125
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,169,861
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[e]	3,523,450
	Poland Government International Bond
125,000	4.000%, 1/22/2024	138,125

	Total	7,452,561

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$7,150,000	3.000%, 10/1/2031[c]	$7,510,153
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
484,331	6.500%, 9/1/2037	582,304
7,200,000	4.000%, 10/1/2046[c]	7,722,984
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,232,446	2.250%, 6/25/2025	2,272,044
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
601,819	5.464%, 9/1/2037[f]	638,066
358,707	5.210%, 10/1/2037[f]	358,273
2,691,930	2.051%, 1/1/2043[f]	2,789,207
5,239,036	1.740%, 7/1/2043[f]	5,362,514

	Total	27,235,545

Technology (2.2%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,441,879
	Apple, Inc.
3,050,000	1.088%, 5/6/2019[f]	3,061,120
1,735,000	1.117%, 5/6/2020[f]	1,731,884
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,031,337
	Cisco Systems, Inc.
1,300,000	1.411%, 2/21/2018[f]	1,307,526
2,335,000	1.342%, 3/1/2019[f]	2,350,334
	Diamond 1 Finance Corporation
985,000	3.480%, 6/1/2019[e]	1,013,043
	Hewlett Packard Enterprise Company
2,800,000	2.583%, 10/5/2018[e,f]	2,847,085
	Intel Corporation
905,000	3.100%, 7/29/2022	966,622
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,719,359
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,317,456

	Total	18,787,645

Transportation (2.0%)
	Air Canada Pass Through Trust
1,388,121	3.875%, 3/15/2023[e]	1,349,948
	American Airlines Pass Through Trust
1,222,311	5.600%, 7/15/2020[e]	1,278,842
1,198,671	4.950%, 1/15/2023	1,303,555
999,088	3.700%, 5/1/2023	976,608
	British Airways plc
1,352,017	4.625%, 6/20/2024[e]	1,449,593
	Continental Airlines, Inc.
2,770,117	4.150%, 4/11/2024	2,957,100
	Delta Air Lines, Inc.
695,604	4.750%, 5/7/2020	751,253
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[e]	1,630,832
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,515,853
	TTX Company
2,000,000	2.250%, 2/1/2019[e]	2,025,950
800,000	4.125%, 10/1/2023*	852,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Transportation (2.0%) - continued
	Virgin Australia Holdings, Ltd.
$1,179,526	5.000%, 10/23/2023[e]	$1,223,758

	Total	17,316,185

U.S. Government and Agencies (17.3%)
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019[j]	503,629
	Federal National Mortgage Association
7,500,000	1.250%, 8/17/2021	7,479,690
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,671,560
200,000	3.000%, 5/15/2042	228,008
1,300,000	3.625%, 2/15/2044	1,655,316
	U.S. Treasury Bonds, TIPS
19,514,140	0.125%, 4/15/2019	19,846,349
7,115,881	0.125%, 1/15/2023	7,228,113
7,722,829	0.625%, 1/15/2026	8,122,176
9,141,120	1.000%, 2/15/2046	10,104,877
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	5,046,875
12,350,000	1.500%, 10/31/2019	12,567,088
48,990,000	1.125%, 8/31/2021	48,940,226
13,150,000	2.125%, 6/30/2022	13,754,598
2,565,000	1.625%, 8/15/2022	2,611,291

	Total	149,759,796

Utilities (2.6%)
	Ameren Corporation
1,175,000	2.700%, 11/15/2020	1,211,451
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,587,681
	DTE Energy Company
730,000	2.400%, 12/1/2019	744,539
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[e,k]	1,466,400
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,566,377
1,250,000	1.450%, 5/1/2018	1,252,384
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,710,862
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,427,499
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,167,618
	NextEra Energy Capital Holdings, Inc.
950,000	2.300%, 4/1/2019	965,073
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	262,528
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,529,161
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,605,427
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,437,023
1,765,000	2.400%, 3/15/2020	1,798,288

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Utilities (2.6%) - continued
	Southern California Edison Company
$1,040,000	2.400%, 2/1/2022	$1,071,514

	Total	22,803,825

	Total Long-Term Fixed Income (cost $806,676,681)	807,861,465

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
66,000	Citigroup, Inc., 7.008%[f]	1,738,440
8,125	Farm Credit Bank of Texas, 6.750%[k]	871,661

	Total	2,610,101

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[k]	1,044,360

	Total	1,044,360

	Total Preferred Stock (cost $3,534,100)	3,654,461

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
816	Vantage Drilling International[l]	64,464

	Total	64,464

	Total Common Stock (cost $73,440)	64,464

Shares	Collateral Held for Securities Loaned (0.7%)	Value
6,141,250	Thrivent Cash Management Trust	6,141,250

	Total Collateral Held for Securities Loaned (cost $6,141,250)	6,141,250

Shares or Principal Amount	Short-Term Investments (5.9%)[m]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.365%, 10/7/2016[n]	199,996
1,000,000	0.375%, 10/21/2016[n]	999,905
1,100,000	0.290%, 10/26/2016	1,099,867
1,700,000	0.290%, 11/2/2016	1,699,689
3,300,000	0.325%, 11/14/2016	3,299,152
2,607,000	0.310%, 11/25/2016	2,606,155
900,000	0.350%, 12/7/2016	899,578
	Thrivent Core Short-Term Reserve Fund
4,042,718	0.750%	40,427,176

	Total Short-Term Investments (cost $51,230,164)	51,231,518

	Total Investments (cost $887,175,246) 102.5%	$887,425,948

	Other Assets and Liabilities, Net (2.5%)	(21,335,295)

	Total Net Assets 100.0%	$866,090,653

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $163,847,868 or 18.9% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of September 30, 2016 was $90,823,312 or 10.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	2,126,469
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,002,145
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	3,982,260
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,722,933
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738

Security	Acquisition Date	Cost
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	$3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,248,366
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,253,914
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	348,372
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	3,502,633
TTX Company, 10/1/2023	9/19/2013	799,992
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	774,034

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of September 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$5,964,736

Total lending	$5,964,736
Gross amount payable upon return of collateral for securities loaned	$6,141,250

Net amounts due to counterparty	$176,514

    Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,240,580
Gross unrealized depreciation	(11,989,878)

Net unrealized appreciation (depreciation)	$250,702

Cost for federal income tax purposes	$887,175,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	318,365	–	318,365	–
Capital Goods	2,673,710	–	2,673,710	–
Communications Services	5,496,516	–	5,496,516	–
Consumer Cyclical	5,409,202	–	5,409,202	–
Consumer Non-Cyclical	1,059,328	–	1,059,328	–
Energy	837,279	–	837,279	–
Financials	1,286,032	–	1,286,032	–
Technology	1,154,635	–	1,154,635	–
Utilities	237,723	–	237,723	–
Long-Term Fixed Income
Asset-Backed Securities	135,076,356	–	127,849,418	7,226,938
Basic Materials	4,729,551	–	4,729,551	–
Capital Goods	4,085,251	–	4,085,251	–
Collateralized Mortgage Obligations	91,919,317	–	91,919,317	–
Commercial Mortgage-Backed Securities	29,358,278	–	29,358,278	–
Communications Services	23,315,951	–	23,315,951	–
Consumer Cyclical	14,310,304	–	14,310,304	–
Consumer Non-Cyclical	56,224,817	–	56,224,817	–
Energy	30,472,198	–	30,472,198	–
Financials	175,013,885	–	175,013,885	–
Foreign Government	7,452,561	–	7,452,561	–
Mortgage-Backed Securities	27,235,545	–	27,235,545	–
Technology	18,787,645	–	18,787,645	–
Transportation	17,316,185	–	17,316,185	–
U.S. Government and Agencies	149,759,796	–	149,759,796	–
Utilities	22,803,825	–	22,803,825	–
Preferred Stock
Financials	2,610,101	1,738,440	871,661	–
Utilities	1,044,360	1,044,360	–	–
Common Stock
Energy	64,464	64,464	–	–
Short-Term Investments	10,804,342	–	10,804,342	–

Subtotal Investments in Securities	$840,857,522	$2,847,264	$830,783,320	$7,226,938

Other Investments*	Total
Short-Term Investments	40,427,176
Collateral Held for Securities Loaned	6,141,250

Subtotal Other Investments	$46,568,426

Total Investments at Value	$887,425,948

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	403,930	403,930	–	–

Total Asset Derivatives	$403,930	$403,930	$–	$–

Liability Derivatives
Futures Contracts	259,847	259,847	–	–

Total Liability Derivatives	$259,847	$259,847	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $1,199,901 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(417)	December 2016	($54,619,152)	($54,679,125)	($59,973)
CBOT 2-Yr. U.S. Treasury Note	728	December 2016	158,842,720	159,045,250	202,530
CBOT 5-Yr. U.S. Treasury Note	(618)	December 2016	(74,896,786)	(75,096,660)	(199,874)
CBOT U.S. Long Bond	(78)	December 2016	(13,268,278)	(13,116,187)	152,091
CME Ultra Long Term U.S. Treasury Bond	(12)	December 2016	(2,255,773)	(2,206,500)	49,273
Ultra 10-Yr. U.S. Treasury Note	1	December 2016	144,120	144,156	36
Total Futures Contracts					$144,083

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust-Collateral Investment	$11,023,000	$83,524,860	$88,406,610	6,141,250	$6,141,250	$27,260
Cash Management Trust-Short Term Investment	44,769,481	56,586,057	101,355,538	–	–	31,520
Core Short-Term Reserve Fund	–	103,385,071	62,957,895	4,042,718	40,427,176	92,296
Total Value and Income Earned	$55,792,481				$46,568,426	$151,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	U.S. Government Agency Debt (87.1%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,470,000	0.715%, 1/25/2017[b]	$1,470,000
1,510,000	0.629%, 3/7/2017[b]	1,510,000
	Federal Farm Credit Bank
1,700,000	0.450%, 10/21/2016[b]	1,700,066
580,000	0.560%, 12/14/2016[b]	580,273
200,000	0.450%, 2/1/2017	199,693
780,000	0.552%, 3/13/2017[b]	779,754
130,000	0.581%, 4/17/2017[b]	129,979
1,300,000	0.578%, 8/10/2017[b]	1,299,442
	Federal Home Loan Bank
3,340,000	0.321%, 10/3/2016	3,339,941
3,460,000	0.325%, 10/5/2016	3,459,875
1,910,000	0.300%, 10/6/2016	1,909,920
5,160,000	0.319%, 10/7/2016	5,159,726
3,300,000	0.339%, 10/11/2016	3,299,689
2,130,000	0.300%, 10/12/2016	2,129,805
2,470,000	0.297%, 10/13/2016	2,469,756
3,750,000	0.602%, 10/13/2016[b]	3,749,987
2,600,000	0.333%, 10/14/2016	2,599,687
1,500,000	0.313%, 10/17/2016	1,499,791
1,635,000	0.300%, 10/18/2016	1,634,768
3,430,000	0.345%, 10/19/2016	3,429,408
2,640,000	0.315%, 10/20/2016	2,639,561
4,300,000	0.339%, 10/21/2016	4,299,190
1,130,000	0.250%, 10/25/2016	1,129,812
2,953,000	0.318%, 10/26/2016	2,952,347
5,060,000	0.304%, 10/28/2016	5,058,846
1,825,000	0.313%, 11/1/2016	1,824,509
5,645,000	0.298%, 11/2/2016	5,643,506
2,230,000	0.319%, 11/4/2016	2,229,329
1,450,000	0.330%, 11/8/2016	1,449,495
1,275,000	0.330%, 11/9/2016	1,274,544
2,970,000	0.328%, 11/14/2016	2,968,811
1,820,000	0.299%, 11/16/2016	1,819,304
4,600,000	0.291%, 11/18/2016	4,598,215
440,000	0.300%, 11/21/2016	439,813
1,150,000	0.335%, 11/22/2016	1,149,444
1,727,000	0.321%, 11/23/2016	1,726,183
1,400,000	0.625%, 11/23/2016	1,400,515
3,460,000	0.321%, 11/25/2016	3,458,302
310,000	0.360%, 11/29/2016	309,817
1,700,000	0.345%, 11/30/2016	1,699,023
3,765,000	0.346%, 12/2/2016	3,762,754
2,070,000	0.350%, 12/7/2016	2,068,652
800,000	0.350%, 12/9/2016	799,463
1,450,000	0.380%, 12/14/2016	1,448,867
1,470,000	0.290%, 12/23/2016	1,469,017
1,470,000	0.628%, 1/19/2017[b]	1,469,952
1,280,000	0.615%, 1/26/2017[b]	1,280,000
1,300,000	0.763%, 3/30/2017[b]	1,300,000
1,300,000	0.673%, 5/16/2017[b]	1,299,772
1,300,000	0.792%, 8/23/2017[b]	1,299,942
1,760,000	0.500%, 9/29/2017[c]	1,760,000
800,000	0.600%, 11/2/2017[b]	800,000
	Federal Home Loan Mortgage Corporation
1,430,000	0.875%, 10/14/2016	1,430,274
750,000	5.125%, 10/18/2016	751,714
2,510,000	0.625%, 11/1/2016	2,510,554
1,450,000	0.700%, 1/27/2017	1,451,039
1,250,000	0.666%, 7/21/2017[b]	1,249,896
	Federal National Mortgage Association
1,420,000	0.550%, 11/14/2016	1,420,305

Principal Amount	U.S. Government Agency Debt (87.1%)[a]	Value
$1,925,000	1.375%, 11/15/2016	$1,927,124
1,810,000	0.330%, 12/7/2016	1,808,888
1,570,000	0.807%, 12/20/2017[b]	1,570,000
1,630,000	0.635%, 1/11/2018[b]	1,630,000
	Overseas Private Investment Corporation
2,052,632	0.750%, 10/5/2016[b]	2,052,632
3,750,000	0.790%, 10/5/2016[b]	3,750,000
2,368,421	0.750%, 10/7/2016[b]	2,368,421
835,000	0.750%, 10/7/2016[b]	835,000
1,410,000	0.760%, 10/7/2016[b]	1,410,000
600,000	0.760%, 10/7/2016[b]	600,000
810,866	0.790%, 10/7/2016[b]	810,866
1,900,000	0.790%, 10/7/2016[b]	1,900,000
2,850,000	0.790%, 10/7/2016[b]	2,850,000
3,450,000	0.790%, 10/7/2016[b]	3,450,000
2,052,918	0.800%, 10/7/2016[b]	2,052,918
2,550,000	0.870%, 11/18/2016	2,569,309
312,943	0.990%, 11/21/2016	315,340
2,600,000	1.010%, 3/17/2017	2,600,000
1,530,000	0.760%, 3/30/2017	1,534,849

	Total	154,029,674

Principal Amount	U.S. Treasury Debt (12.7%)[a]	Value
	U.S. Treasury Notes
4,300,000	0.303%, 10/31/2016[b]	4,300,092
2,850,000	0.375%, 10/31/2016	2,850,134
5,050,000	0.334%, 1/31/2017[b]	5,051,040
3,060,000	0.327%, 7/31/2017[b]	3,059,536
2,380,000	0.522%, 1/31/2018[b]	2,384,208
4,950,000	0.424%, 7/31/2018[b]	4,951,074

	Total	22,596,084

	Total Investments (at amortized cost) 99.8%	$176,625,758

	Other Assets and Liabilities, Net 0.2%	352,464

	Total Net Assets 100.0%	$176,978,222

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
c

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.

Cost for federal income tax purposes	$176,625,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	154,029,674	–	154,029,674	–
U.S. Treasury Debt	22,596,084	–	22,596,084	–

Total	$176,625,758	$–	$176,625,758	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using price quotes obtained from third-party broker-dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by

262

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2016

(unaudited)

establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option

263

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2016

(unaudited)

has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-

counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays

264

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2016

(unaudited)

periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

265

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 23, 2016	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 23, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: November 23, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer